UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 800-638-7732

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund Schedule of Investments	March 28, 2013

Metropolitan Series Fund

Schedule of Investments as of March 28, 2013

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate Bond Index)	MSF-5
BlackRock Bond Income Portfolio	MSF-17
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio)	MSF-33
BlackRock Diversified Portfolio	MSF-36
BlackRock Large Cap Value Portfolio	MSF-52
BlackRock Money Market Portfolio	MSF-55
Davis Venture Value Portfolio	MSF-58
FI Value Leaders Portfolio	MSF-62
Frontier Mid Cap Growth Portfolio	MSF-65
Jennison Growth Portfolio	MSF-68
Loomis Sayles Small Cap Core Portfolio	MSF-71
Loomis Sayles Small Cap Growth Portfolio	MSF-76
Met/Artisan Mid Cap Value Portfolio	MSF-79
Met/Dimensional International Small Company Portfolio	MSF-82
MetLife Conservative Allocation Portfolio	MSF-121
MetLife Conservative to Moderate Allocation Portfolio	MSF-124
MetLife Mid Cap Stock Index Portfolio	MSF-127
MetLife Moderate Allocation Portfolio	MSF-134
MetLife Moderate to Aggressive Allocation Portfolio	MSF-137
MetLife Stock Index Portfolio	MSF-140
MFS Total Return Portfolio	MSF-148
MFS Value Portfolio	MSF-160
MSCI EAFE Index Portfolio	MSF-165
Neuberger Berman Genesis Portfolio	MSF-177
Oppenheimer Global Equity Portfolio	MSF-182
Russell 2000 Index Portfolio	MSF-185
T. Rowe Price Large Cap Growth Portfolio	MSF-203
T. Rowe Price Small Cap Growth Portfolio	MSF-208
Van Eck Global Natural Resources Portfolio	MSF-214
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-216
Western Asset Management U.S. Government Portfolio	MSF-234
Zenith Equity Portfolio	MSF-240
Notes to Schedule of Investments	MSF-241

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Argentina—1.5%
MercadoLibre, Inc. (USD) (a)	264,400	$25,530,464

Australia—4.7%
Brambles, Ltd. (a)	2,211,158	19,566,894
Cochlear, Ltd. (a)	221,733	15,741,203
James Hardie Industries NV (a)	1,780,375	18,623,496
Treasury Wine Estates, Ltd.	1,153,767	6,869,915
Woolworths, Ltd.	490,900	17,326,705

		78,128,213

Belgium—0.6%
Groupe Bruxelles Lambert S.A.	140,169	10,722,728

Brazil—0.7%
Itau Unibanco Holding S.A. (ADR)	605,700	10,781,460

Canada—3.7%
Cenovus Energy, Inc.	312,081	9,664,880
Eldorado Gold Corp.	999,134	9,550,220
Fairfax Financial Holdings, Ltd. (a)	64,569	25,212,324
Ritchie Bros. Auctioneers, Inc. (USD) (a)	400,826	8,697,924
Westport Innovations, Inc. (a) (b)	255,051	7,537,167

		60,662,515

China—6.2%
Baidu, Inc. (ADR) (a) (b)	200,900	17,618,930
China Mobile, Ltd.	1,356,500	14,362,587
China Shenhua Energy Co., Ltd.	5,317,000	19,275,081
Kunlun Energy Co., Ltd.	13,204,000	28,087,551
Want Want China Holdings, Ltd. (a)	14,956,000	22,946,300

		102,290,449

Denmark—2.2%
DSV A/S (a)	721,312	17,463,620
Novozymes A/S (a)	545,000	18,468,569

		35,932,189

Finland—3.5%
Kone Oyj (a)	439,258	34,629,666
Sampo Oyj (a)	587,337	22,609,367

		57,239,033

France—3.7%
Cie Generale d’Optique Essilor International S.A.	254,611	28,339,102
Edenred S.A.	533,262	17,461,590
Lafarge S.A.	239,043	15,898,880

		61,699,572

Germany—3.7%
Brenntag AG	99,111	15,478,771
Continental AG	130,779	15,646,900
Deutsche Boerse AG	309,018	18,714,264

Germany—(Continued)
Sky Deutschland AG (b)	2,151,433	$11,871,069

		61,711,004

Hong Kong—3.3%
Cheung Kong Holdings, Ltd.	884,000	13,070,066
Hang Seng Bank, Ltd.	880,600	14,123,654
Hong Kong Exchanges & Clearing, Ltd. (a)	1,563,600	26,707,186

		53,900,906

India—0.8%
Infrastructure Development Finance Co., Ltd.	4,943,348	13,100,945

Ireland—2.3%
CRH plc	662,629	14,710,621
Ryanair Holdings plc (ADR) (b)	544,135	22,733,960

		37,444,581

Japan—7.6%
Fast Retailing Co., Ltd. (a)	55,600	17,782,205
Inpex Corp.	1,976	10,620,641
Mitsui & Co., Ltd. (a)	765,500	10,766,500
Olympus Corp.	563,200	13,379,971
Rakuten, Inc.	1,956,700	20,019,753
Shimano, Inc.	169,200	13,856,755
SMC Corp. (a)	98,700	19,175,765
Tokyo Electron, Ltd. (a)	229,100	9,768,561
Trend Micro, Inc. (a)	353,900	9,941,230

		125,311,381

Netherlands—3.0%
Heineken Holding NV	367,329	23,550,038
Unilever NV	640,399	26,252,664

		49,802,702

Norway—1.5%
Aker Solutions ASA	805,000	15,046,545
Seadrill, Ltd. (a)	289,437	10,531,962

		25,578,507

Peru—1.3%
Credicorp, Ltd. (USD)	125,235	20,795,272

Portugal—0.3%
Galp Energia, SGPS, S.A. (a)	341,509	5,353,841

Russia—2.2%
Magnit OAO (GDR)	529,996	23,979,403
Sberbank of Russia (ADR) (b)	996,389	12,799,266

		36,778,669

Singapore—1.7%
United Overseas Bank, Ltd.	1,676,000	27,588,686

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

South Africa—3.0%
Massmart Holdings, Ltd. (a)	648,741	$13,423,378
Naspers, Ltd.	588,703	36,674,069

		50,097,447

South Korea—4.3%
Hyundai Mobis	48,675	13,622,350
NHN Corp. (b)	42,197	10,212,780
Samsung Electronics Co., Ltd.	34,046	46,370,769

		70,205,899

Spain—1.6%
Inditex S.A.	197,023	26,256,153

Sweden—6.5%
Atlas Copco AB (Series B)	1,975,289	50,087,494
Svenska Handelsbanken AB (a)	978,968	41,900,616
Volvo AB (Series B) (a) (b)	1,026,766	14,961,026

		106,949,136

Switzerland—3.0%
Nestle S.A.	692,759	50,118,357

Taiwan—3.5%
Hon Hai Precision Industry Co., Ltd.	4,867,100	13,513,674
Taiwan Semiconductor Manufacturing Co., Ltd.	13,344,000	44,580,674

		58,094,348

Turkey—1.6%
BIM Birlesik Magazalar AS	313,061	15,268,249
Turkiye Garanti Bankasi AS	1,978,993	10,498,592

		25,766,841

United Kingdom—20.1%
Amlin plc	2,841,700	18,294,160
Antofagasta plc	877,300	13,136,526
ARM Holdings plc	2,285,100	32,144,210
BG Group plc	826,100	14,181,508
BHP Billiton plc	530,600	15,405,317
British American Tobacco plc	644,486	34,507,489
Burberry Group plc	517,800	10,465,974
Capita Group plc	1,497,700	20,496,229
Experian plc	1,475,300	25,657,243
Hargreaves Lansdown plc	788,200	10,402,852
Petrofac, Ltd. (a)	378,100	8,238,420
Premier Farnell plc	2,399,384	8,137,077
Prudential plc	1,546,951	25,172,635
Rio Tinto plc	788,400	37,134,212
St. James’s Place plc	1,204,102	9,318,735
Tullow Oil plc	1,446,425	27,073,784
Wolseley plc	447,078	22,343,023

		332,109,394

United States—0.6%
Pricesmart, Inc. (a)	125,102	$9,736,689

Total Common Stock (Identified Cost $1,423,526,492)		1,629,687,381

Short Term Investments—16.3%

United States—16.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $16,788,019 on 04/01/13, collateralized by $9,655,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $9,816,490; and by $7,295,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $7,309,386.	$16,788,000	16,788,000
State Street Navigator Securities Lending Prime Portfolio (c)	252,199,657	252,199,657

Total Short Term Investments (Identified Cost $268,987,657)		268,987,657

Total Investments—115.0% (Identified Cost $1,692,514,149) (d)		1,898,675,038
Liabilities in excess of other assets		(247,295,299)

Net Assets—100.0%		$1,651,379,739

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $247,839,378 and the collateral received consisted of cash in the amount of $252,199,657 and non-cash collateral with a value of $4,548,254. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,692,514,149. The aggregate unrealized appreciation and depreciation of investments was $264,446,070 and $(58,285,181), respectively, resulting in net unrealized appreciation of $206,160,889.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(USD)—	United States Dollar

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Ten Largest Industries as of March 28, 2013	% of Net Assets
Commercial Banks	8.4%
Semiconductors & Semiconductor Equipment	8.0%
Machinery	7.7%
Oil, Gas & Consumable Fuels	6.9%
Insurance	6.1%
Food Products	6.0%
Food & Staples Retailing	4.8%
Metals & Mining	4.6%
Diversified Financial Services	4.2%
Health Care Equipment & Supplies	3.5%

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$25,530,464	$—	$—	$25,530,464
Australia	—	78,128,213	—	78,128,213
Belgium	—	10,722,728	—	10,722,728
Brazil	10,781,460	—	—	10,781,460
Canada	60,662,515	—	—	60,662,515
China	17,618,930	84,671,519	—	102,290,449
Denmark	—	35,932,189	—	35,932,189
Finland	—	57,239,033	—	57,239,033
France	—	61,699,572	—	61,699,572
Germany	—	61,711,004	—	61,711,004
Hong Kong	—	53,900,906	—	53,900,906
India	—	13,100,945	—	13,100,945
Ireland	22,733,960	14,710,621	—	37,444,581
Japan	—	125,311,381	—	125,311,381
Netherlands	—	49,802,702	—	49,802,702
Norway	—	25,578,507	—	25,578,507
Peru	20,795,272	—	—	20,795,272
Portugal	—	5,353,841	—	5,353,841
Russia	—	36,778,669	—	36,778,669
Singapore	—	27,588,686	—	27,588,686
South Africa	—	50,097,447	—	50,097,447
South Korea	—	70,205,899	—	70,205,899
Spain	—	26,256,153	—	26,256,153
Sweden	—	106,949,136	—	106,949,136
Switzerland	—	50,118,357	—	50,118,357
Taiwan	—	58,094,348	—	58,094,348
Turkey	—	25,766,841	—	25,766,841
United Kingdom	—	332,109,394	—	332,109,394
United States	9,736,689	—	—	9,736,689
Total Common Stock	167,859,290	1,461,828,091	—	1,629,687,381
Short Term Investments
United States	252,199,657	16,788,000	—	268,987,657
Total Investments	$420,058,947	$1,478,616,091	$—	$1,898,675,038

Collateral for Securities Loaned (Liability)	$—	$(252,199,657)	$—	$(252,199,657)

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—71.1% of Net Assets

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—29.7%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	$6,539,202	$6,787,800
2.500%, 02/01/28	4,820,336	5,006,188
3.000%, 02/01/27	5,077,084	5,340,942
3.000%, 03/01/27	2,559,123	2,692,122
3.500%, 02/01/26	4,760,526	5,046,465
3.500%, 03/01/26	1,910,904	2,025,682
4.000%, 04/01/19	327,978	350,516
4.000%, 05/01/19	687,794	735,056
4.000%, 01/01/20	569,492	608,770
4.000%, 06/01/24	1,372,044	1,465,886
4.000%, 08/01/25	2,087,102	2,231,139
4.500%, 07/01/18	955,093	1,027,386
4.500%, 05/01/19	274,031	294,799
4.500%, 08/01/24	1,471,262	1,582,473
4.500%, 06/01/25	2,591,736	2,788,401
5.000%, 06/01/18	254,821	274,472
5.000%, 01/01/19	551,635	594,319
5.000%, 02/01/20	578,446	623,096
5.000%, 01/01/22	738,329	794,991
5.000%, 02/01/24	2,051,143	2,208,731
5.500%, 11/01/17	138,041	147,825
5.500%, 02/01/18	94,726	102,290
5.500%, 04/01/18	730,177	788,488
6.000%, 09/01/13	14,120	14,248
6.000%, 10/01/13	11,338	11,441
6.000%, 03/01/14	5,104	5,151
6.000%, 06/01/14	1,110	1,140
6.000%, 07/01/14	4,855	4,986
6.000%, 09/01/17	263,786	284,764
6.500%, 04/01/13	2	2
6.500%, 06/01/13	1,035	1,045
6.500%, 07/01/13	17	17
6.500%, 06/01/14	1,818	1,872
6.500%, 04/01/17	725,516	787,340
7.000%, 02/01/14	207	208
7.500%, 08/01/15	3,911	4,068
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,853,434	2,984,573
3.500%, 04/01/32	3,292,361	3,498,756
4.000%, 02/01/31	1,922,813	2,055,724
4.500%, 08/01/30	1,437,761	1,547,034
5.000%, 02/01/24	566,806	613,160
5.000%, 09/01/25	480,576	519,815
5.500%, 07/01/23	334,666	364,614
5.500%, 01/01/24	206,427	224,900
5.500%, 07/01/24	608,120	664,099
7.000%, 10/01/21	29,754	33,560
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	3,231,565	3,334,023
3.000%, 11/01/42	3,835,471	3,957,076
3.000%, 12/01/42	6,670,331	6,881,815
3.000%, 01/01/43	1,816,723	1,874,322
3.000%, 02/01/43	5,801,053	5,994,239
3.000%, 03/01/43	4,847,300	4,999,535
3.500%, 12/01/40	3,535,381	3,730,544

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 04/01/42	$4,521,185	$4,777,197
3.500%, 05/01/42	5,735,922	6,057,749
3.500%, 06/01/42	4,166,896	4,400,689
3.500%, 09/01/42	3,654,787	3,859,847
3.500%, 10/01/42	3,703,999	3,911,821
3.500%, 01/01/43	3,247,120	3,429,307
4.000%, 08/01/39	2,797,755	2,977,203
4.000%, 09/01/39	2,363,603	2,515,204
4.000%, 06/01/40	2,513,781	2,677,398
4.000%, 09/01/40	1,901,628	2,025,402
4.000%, 12/01/40	10,322,718	10,994,604
4.000%, 01/01/41	3,517,247	3,747,562
4.000%, 12/01/41	2,979,464	3,174,565
4.000%, 02/01/42	3,021,700	3,244,870
4.500%, 08/01/33	502,277	540,372
4.500%, 10/01/33	714,429	768,614
4.500%, 04/01/34	620,110	667,447
4.500%, 01/01/39	858,275	921,874
4.500%, 07/01/39	3,587,973	3,858,545
4.500%, 09/01/39	6,575,810	7,071,697
4.500%, 10/01/39	2,202,225	2,368,296
4.500%, 05/01/40	2,971,116	3,201,211
4.500%, 12/01/40	4,024,675	4,336,362
4.500%, 04/01/41	4,797,468	5,174,271
4.500%, 05/01/41	2,657,508	2,866,234
5.000%, 07/01/33	540,909	590,128
5.000%, 08/01/33	1,198,453	1,307,505
5.000%, 09/01/33	674,365	735,728
5.000%, 10/01/33	4,338,194	4,732,943
5.000%, 03/01/34	737,568	804,682
5.000%, 04/01/34	1,771,431	1,925,970
5.000%, 05/01/34	330,516	358,348
5.000%, 09/01/34	778,253	843,788
5.000%, 02/01/35	686,891	744,733
5.000%, 04/01/35	513,482	555,102
5.000%, 05/01/35	143,865	155,526
5.000%, 11/01/35	628,524	679,469
5.000%, 03/01/36	2,040,616	2,206,018
5.000%, 07/01/37	1,792,302	1,936,466
5.000%, 01/01/39	1,936,471	2,091,629
5.000%, 04/01/40	4,289,827	4,710,658
5.500%, 07/01/25 (a)	535,314	585,657
5.500%, 10/01/32	162,984	178,829
5.500%, 02/01/33	417,998	459,221
5.500%, 03/01/33	1,126,893	1,238,026
5.500%, 05/01/33	2,468,349	2,711,777
5.500%, 08/01/33	1,554,391	1,707,684
5.500%, 10/01/33	231,270	254,078
5.500%, 12/01/33	1,891,394	2,077,923
5.500%, 02/01/34	991,999	1,087,448
5.500%, 03/01/34	409,746	449,171
5.500%, 04/01/34	206,357	226,213
5.500%, 06/01/34	620,398	680,091
5.500%, 09/01/34	654,452	717,422
5.500%, 12/01/34	1,638,930	1,796,626

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 01/01/35	$518,034	$567,878
5.500%, 02/01/35	1,120,483	1,228,294
5.500%, 04/01/35	714,811	780,322
5.500%, 06/01/35	2,417,771	2,639,353
5.500%, 01/01/37	1,216,685	1,323,397
5.500%, 05/01/37	520,812	566,491
5.500%, 05/01/38	627,825	682,887
5.500%, 06/01/38	674,206	733,337
5.500%, 07/01/38	809,452	880,444
6.000%, 08/01/28	4,185	4,632
6.000%, 11/01/28	2,099	2,323
6.000%, 12/01/28	2,413	2,672
6.000%, 06/01/31	78,726	87,204
6.000%, 09/01/32	267,987	296,802
6.000%, 01/01/33	76,244	84,442
6.000%, 02/01/33	191,732	212,424
6.000%, 03/01/33	203,232	225,165
6.000%, 04/01/33	520,452	576,620
6.000%, 05/01/33	731,761	810,733
6.000%, 05/01/34	1,097,199	1,214,819
6.000%, 09/01/34	621,787	688,443
6.000%, 11/01/34	1,054,981	1,168,074
6.000%, 01/01/35	467,745	512,543
6.000%, 07/01/36	326,206	356,581
6.000%, 09/01/36	672,834	735,487
6.000%, 07/01/37	905,312	989,473
6.000%, 08/01/37	935,515	1,022,483
6.000%, 09/01/37	2,381,250	2,602,620
6.000%, 10/01/37	961,912	1,051,335
6.000%, 12/01/38	849,361	928,247
6.500%, 05/01/28	115,285	130,793
6.500%, 12/01/28	505,735	573,766
6.500%, 03/01/29	8,699	9,867
6.500%, 04/01/29	56,754	64,373
6.500%, 05/01/29	11,444	12,981
6.500%, 08/01/29	1,854	2,103
6.500%, 05/01/30	35,107	39,820
6.500%, 09/01/31	6,825	7,712
6.500%, 02/01/32	8,229	9,451
6.500%, 06/01/32	68,684	77,613
6.500%, 09/01/33	25,220	28,512
6.500%, 10/01/33	192,815	217,989
6.500%, 10/01/34	660,269	746,476
6.500%, 10/01/37	468,021	519,324
7.000%, 06/01/26	1,181	1,397
7.000%, 06/01/28	32,019	37,211
7.000%, 10/01/29	20,986	24,387
7.000%, 12/01/29	4,179	4,856
7.000%, 01/01/32	80,139	93,055
7.000%, 04/01/32	42,124	48,832
7.000%, 06/01/32	140,771	163,185
7.000%, 10/01/37	506,305	576,004
7.500%, 09/01/25	8,719	10,337
7.500%, 06/01/26	11,000	13,137
7.500%, 09/01/27	1,123	1,165

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 08/01/28	$435	$443
7.500%, 07/01/29	23,604	28,416
7.500%, 10/01/29	9,079	10,460
8.000%, 10/01/26	501	538
8.000%, 11/01/29	359	443
8.000%, 05/01/30	19,251	21,917
8.000%, 11/01/30	7,578	8,628
8.000%, 01/01/31	8,308	9,459
8.000%, 02/01/31	12,788	14,560
Fannie Mae ARM Pool
2.780%, 02/01/42 (a)	3,734,746	3,920,583
3.133%, 10/01/41 (a)	2,347,320	2,457,981
3.515%, 05/01/41 (a)	3,106,144	3,291,238
4.972%, 11/01/36 (a)	315,199	335,876
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,778,778	2,878,585
2.500%, 02/01/28	4,824,610	5,018,965
3.000%, 03/01/27	3,054,767	3,200,761
3.000%, 05/01/27	3,741,659	3,922,215
3.500%, 12/01/25	3,610,455	3,807,173
3.500%, 05/01/26	1,626,722	1,715,611
4.000%, 06/01/19	598,308	634,788
4.000%, 05/01/25	2,533,337	2,689,561
4.000%, 08/01/25	1,465,476	1,555,848
4.000%, 10/01/25	1,163,820	1,235,590
4.500%, 09/01/18	599,510	638,896
4.500%, 10/01/18	1,161,560	1,237,870
4.500%, 04/01/19	857,967	914,279
4.500%, 06/01/19	488,976	521,069
4.500%, 08/01/19	176,260	187,828
5.000%, 05/01/18	1,398,008	1,493,488
5.000%, 12/01/18	363,166	387,969
5.000%, 06/01/19	629,204	673,709
5.500%, 11/01/17	128,282	137,065
5.500%, 01/01/24	1,321,401	1,432,646
6.000%, 04/01/16	8,933	9,552
6.000%, 05/01/17	155,485	167,825
7.000%, 12/01/15	2,065	2,178
7.500%, 03/01/16	10,449	11,046
Freddie Mac 20 Yr. Gold Pool
3.000%, 03/01/33	4,360,000	4,552,203
3.500%, 04/01/32	4,732,205	5,017,511
4.000%, 01/01/31	2,024,478	2,166,619
4.000%, 08/01/31	2,065,096	2,210,088
4.500%, 05/01/29	798,828	855,475
5.000%, 03/01/27	374,580	394,146
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	3,665,196	3,764,915
3.000%, 01/01/43	3,347,885	3,438,971
3.000%, 03/01/43	2,892,956	2,973,081
3.500%, 01/01/42	2,511,467	2,644,268
3.500%, 03/01/42	2,204,967	2,327,073
3.500%, 08/01/42	7,142,465	7,519,684
3.500%, 02/01/43	2,845,323	3,002,890
4.000%, 06/01/39	2,618,359	2,778,402

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/39	$2,882,144	$3,058,310
4.000%, 11/01/40	2,912,646	3,093,747
4.000%, 04/01/41	2,593,625	2,755,608
4.000%, 09/01/41	2,800,320	2,975,212
4.000%, 11/01/41	2,993,350	3,180,298
4.500%, 10/01/35	1,088,496	1,162,244
4.500%, 10/01/35 (a)	449,449	479,900
4.500%, 06/01/38	2,299,596	2,455,397
4.500%, 02/01/39	1,665,021	1,778,837
4.500%, 03/01/39	1,600,750	1,710,172
4.500%, 04/01/39	1,927,511	2,059,270
4.500%, 09/01/39	1,899,475	2,029,318
4.500%, 11/01/39	1,938,094	2,070,576
4.500%, 01/01/40	1,296,843	1,387,241
4.500%, 05/01/40	2,251,373	2,408,307
4.500%, 11/01/40	2,272,523	2,430,931
4.500%, 02/01/41	1,651,180	1,766,699
4.500%, 05/01/41	1,784,991	1,909,872
4.500%, 06/01/41	1,328,028	1,420,939
5.000%, 10/01/33	1,131,889	1,219,465
5.000%, 03/01/34	376,376	405,039
5.000%, 08/01/35	2,021,075	2,169,448
5.000%, 09/01/35	911,615	978,539
5.000%, 10/01/35	731,945	785,679
5.000%, 01/01/36	1,595,535	1,712,667
5.000%, 04/01/38	1,297,254	1,391,382
5.000%, 11/01/39	3,534,030	3,819,542
5.000%, 05/01/40	4,692,761	5,131,350
5.500%, 06/01/34	1,279,413	1,394,134
5.500%, 10/01/35	858,100	930,084
5.500%, 12/01/35	2,019,522	2,188,936
5.500%, 01/01/36	1,640,899	1,778,552
5.500%, 12/01/37	1,369,347	1,480,706
5.500%, 04/01/38	858,939	928,890
5.500%, 07/01/38	1,064,860	1,151,581
5.500%, 08/01/38	1,903,942	2,058,996
6.000%, 11/01/28	20,505	22,796
6.000%, 12/01/28	16,221	18,034
6.000%, 02/01/29	28,360	31,528
6.000%, 04/01/29	12,824	14,257
6.000%, 05/01/29	2,238	2,488
6.000%, 06/01/31	5,524	6,113
6.000%, 07/01/31	1,908	2,112
6.000%, 09/01/31	75,845	83,930
6.000%, 04/01/32	273,000	302,136
6.000%, 11/01/32	69,873	77,330
6.000%, 06/01/34	475,423	525,727
6.000%, 11/01/35	261,719	289,305
6.000%, 02/01/36	580,255	632,537
6.000%, 08/01/36	582,553	635,042
6.000%, 10/01/36	791,391	862,697
6.000%, 11/01/36	548,609	598,039
6.000%, 01/01/37	534,248	582,384
6.000%, 02/01/38	723,096	788,340
6.000%, 04/01/40	1,862,451	2,030,495

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 02/01/30	$10,429	$11,823
6.500%, 08/01/31	22,988	25,939
6.500%, 10/01/31	17,433	19,670
6.500%, 11/01/31	49,121	55,426
6.500%, 03/01/32	772,226	871,416
6.500%, 04/01/32	672,803	759,222
6.500%, 09/01/36	1,314,060	1,461,947
6.500%, 11/01/37	1,764,705	1,962,835
7.000%, 12/01/27	2,854	3,264
7.000%, 11/01/28	8,041	9,201
7.000%, 04/01/29	8,072	9,215
7.000%, 05/01/29	1,879	2,146
7.000%, 06/01/29	15,972	18,232
7.000%, 07/01/29	3,936	4,493
7.000%, 01/01/31	113,045	129,024
7.500%, 08/01/24	31,104	32,630
7.500%, 10/01/27	20,309	24,361
7.500%, 10/01/29	28,633	34,818
7.500%, 05/01/30	15,426	17,719
8.000%, 02/01/27	7,541	9,162
8.000%, 10/01/28	12,690	15,351
Freddie Mac ARM Non-Gold Pool
3.710%, 11/01/39 (a)	1,991,540	2,082,514
Ginnie Mae I 15 Yr. Pool
5.000%, 10/15/20	610,513	667,046
5.000%, 01/15/21	404,918	442,161
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	4,630,730	4,844,630
3.000%, 12/15/42	3,287,166	3,439,005
3.000%, 02/15/43	2,844,994	2,978,619
3.000%, 03/15/43	3,815,000	3,994,782
3.500%, 01/15/42	5,085,902	5,471,115
3.500%, 02/15/42	2,947,776	3,172,418
3.500%, 03/15/42	3,697,290	3,992,611
3.500%, 05/15/42	3,428,136	3,689,384
4.000%, 07/15/39	2,140,216	2,331,655
4.000%, 07/15/40	3,110,533	3,408,376
4.000%, 03/15/41	2,450,162	2,670,703
4.000%, 10/15/41	5,017,790	5,469,446
4.500%, 01/15/39	1,193,763	1,303,840
4.500%, 04/15/39	2,630,572	2,873,136
4.500%, 05/15/39	3,024,366	3,303,243
4.500%, 08/15/39	2,140,230	2,337,580
4.500%, 01/15/40	2,840,225	3,115,488
4.500%, 04/15/40	2,961,559	3,248,582
4.500%, 02/15/41	2,056,327	2,248,214
4.500%, 04/15/41	2,040,720	2,231,151
5.000%, 12/15/35	865,654	947,432
5.000%, 12/15/36	676,921	737,873
5.000%, 01/15/39	1,222,769	1,332,306
5.000%, 02/15/39	867,559	945,276
5.000%, 08/15/39	4,598,560	5,010,506
5.000%, 09/15/39	1,014,599	1,105,489
5.000%, 12/15/39	1,676,662	1,826,860
5.000%, 05/15/40	3,631,154	4,008,612

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 03/15/36	$811,853	$887,752
5.500%, 01/15/37	1,368,166	1,495,950
5.500%, 11/15/37	1,157,613	1,265,732
5.500%, 09/15/38	902,204	985,511
5.500%, 08/15/39	3,059,484	3,347,411
6.000%, 01/15/29	10,060	11,554
6.000%, 01/15/33	428,478	489,629
6.000%, 03/15/35	512,999	579,497
6.000%, 12/15/35	400,610	452,539
6.000%, 06/15/36	591,741	667,470
6.000%, 09/15/36	763,787	861,534
6.000%, 07/15/38	2,554,679	2,881,240
6.500%, 05/15/23	3,507	4,125
6.500%, 02/15/27	57,638	65,966
6.500%, 07/15/28	18,000	21,029
6.500%, 08/15/28	22,178	25,910
6.500%, 11/15/28	15,569	18,189
6.500%, 12/15/28	12,095	14,130
6.500%, 07/15/29	4,668	5,449
6.500%, 05/15/36	429,136	493,170
7.000%, 01/15/28	3,700	4,391
7.000%, 04/15/28	3,608	4,282
7.000%, 05/15/28	23,580	27,984
7.000%, 06/15/28	13,211	15,678
7.000%, 10/15/28	10,937	12,979
7.000%, 06/15/29	2,267	2,689
7.000%, 09/15/29	22,692	26,921
7.000%, 01/15/31	1,474	1,747
7.000%, 03/15/31	30,617	36,267
7.000%, 07/15/31	782,076	926,392
7.000%, 08/15/31	120,025	142,173
7.000%, 02/15/32	33,495	39,382
7.000%, 07/15/32	44,449	52,262
7.500%, 08/15/29	20,648	21,017
7.500%, 04/15/30	9,191	9,459
8.000%, 08/15/26	4,733	5,559
8.000%, 09/15/26	5,293	6,152
8.000%, 05/15/27	3,161	3,496
8.000%, 06/15/29	50,407	53,986
9.000%, 11/15/24	18,733	20,476
Ginnie Mae II 30 Yr. Pool
3.500%, 12/20/41	3,314,657	3,548,444
3.500%, 08/20/42	3,042,988	3,256,174
3.500%, 01/20/43	3,702,574	3,963,721
4.000%, 11/20/40	3,635,898	3,964,287
4.000%, 12/20/40	3,109,495	3,390,339
4.500%, 08/20/40	3,787,484	4,181,352
4.500%, 12/20/40	2,070,519	2,285,836
4.500%, 04/20/41	2,193,939	2,399,776
4.500%, 03/20/42	1,754,459	1,919,064
5.000%, 08/20/40	1,689,556	1,874,166
5.000%, 10/20/40	1,604,166	1,779,446
6.500%, 06/20/31	48,209	55,876
6.500%, 11/20/38	1,553,841	1,774,962

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
7.500%, 02/20/28	$5,307	$6,496

		548,897,487

Federal Agencies—5.2%
Federal Home Loan Bank
3.625%, 10/18/13	2,770,000	2,822,791
4.875%, 05/17/17	4,420,000	5,178,441
5.250%, 06/18/14	9,500,000	10,077,677
5.375%, 05/18/16 (b)	2,900,000	3,342,385
Federal Home Loan Mortgage Corp.
1.250%, 10/02/19	3,000,000	2,983,458
1.375%, 02/25/14	16,700,000	16,880,477
4.750%, 01/19/16 (b)	2,850,000	3,194,869
5.125%, 11/17/17 (b)	3,530,000	4,218,159
5.625%, 11/23/35	1,040,000	1,168,003
Federal National Mortgage Association
0.550%, 02/27/15	4,990,000	5,001,862
1.000%, 09/23/13	4,940,000	4,960,071
2.875%, 12/11/13 (b)	9,480,000	9,661,333
4.125%, 04/15/14 (b)	2,350,000	2,445,662
5.375%, 07/15/16 (b)	5,870,000	6,802,189
5.375%, 06/12/17 (b)	8,300,000	9,898,582
6.625%, 11/15/30	2,450,000	3,655,808
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	4,311,058

		96,602,825

U.S. Treasury—36.2%
U.S. Treasury Bonds
2.750%, 08/15/42	2,020,000	1,873,489
3.125%, 02/15/42	1,800,000	1,808,784
3.500%, 02/15/39	2,080,000	2,262,229
3.750%, 08/15/41 (b)	1,830,000	2,068,980
3.875%, 08/15/40	10,380,000	12,004,470
4.250%, 11/15/40	7,280,000	8,949,086
4.375%, 11/15/39	3,900,000	4,886,934
4.375%, 05/15/40	5,220,000	6,542,540
4.375%, 05/15/41 (b)	5,850,000	7,336,894
4.500%, 02/15/36	5,675,000	7,207,364
4.500%, 05/15/38	4,950,000	6,305,459
5.000%, 05/15/37	2,760,000	3,757,961
5.250%, 02/15/29	750,000	1,017,435
5.375%, 02/15/31 (b)	3,075,000	4,277,940
6.125%, 11/15/27 (b)	5,750,000	8,392,355
6.250%, 08/15/23	7,700,000	10,901,198
6.375%, 08/15/27	2,800,000	4,167,520
6.500%, 11/15/26	1,000,000	1,492,830
7.125%, 02/15/23	6,100,000	9,077,959
7.250%, 08/15/22 (b)	6,120,000	9,093,219
7.875%, 02/15/21 (b)	4,450,000	6,616,838
8.000%, 11/15/21	2,920,000	4,450,459
8.125%, 08/15/19	2,645,000	3,805,943
8.125%, 08/15/21 (b)	1,250,000	1,907,563
8.500%, 02/15/20	6,700,000	9,968,662

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
8.750%, 08/15/20	$1,000,000	$1,529,770
8.875%, 02/15/19 (b)	10,215,000	14,871,201
9.125%, 05/15/18 (b)	1,600,000	2,272,016
9.250%, 02/15/16	1,375,000	1,725,020
U.S. Treasury Notes
0.250%, 12/15/14 (b)	7,000,000	7,002,590
0.375%, 03/15/15	8,020,000	8,039,408
0.625%, 07/15/14 (b)	10,000,000	10,053,900
0.625%, 05/31/17	5,000,000	5,006,400
0.875%, 11/30/16	13,800,000	13,990,577
1.000%, 09/30/16	4,000,000	4,074,840
1.000%, 10/31/16	7,010,000	7,140,106
1.000%, 03/31/17	7,850,000	7,987,061
1.250%, 04/15/14	23,810,000	24,075,005
1.250%, 08/31/15	5,850,000	5,984,550
1.250%, 09/30/15	7,750,000	7,932,590
1.375%, 11/30/15	19,400,000	19,935,827
1.375%, 09/30/18	6,850,000	7,035,156
1.625%, 11/15/22 (b)	5,000,000	4,911,600
1.750%, 07/31/15	6,700,000	6,926,996
1.875%, 06/30/15	6,700,000	6,939,591
1.875%, 09/30/17	15,900,000	16,754,466
2.000%, 11/15/21	10,950,000	11,293,830
2.000%, 02/15/22 (b)	3,800,000	3,906,970
2.000%, 02/15/23	6,900,000	6,988,410
2.125%, 05/31/15	12,000,000	12,478,200
2.125%, 08/15/21	8,710,000	9,103,082
2.375%, 08/31/14	9,950,000	10,253,177
2.375%, 10/31/14	21,000,000	21,711,480
2.375%, 02/28/15 (b)	15,000,000	15,608,100
2.375%, 03/31/16 (b)	20,560,000	21,788,665
2.500%, 04/30/15 (b)	5,980,000	6,257,053
2.625%, 06/30/14	12,000,000	12,361,919
2.625%, 02/29/16	2,510,000	2,674,756
2.625%, 08/15/20	6,000,000	6,553,739
2.750%, 05/31/17	9,840,000	10,714,284
3.000%, 08/31/16	8,350,000	9,072,441
3.000%, 09/30/16 (b)	18,100,000	19,692,258
3.000%, 02/28/17	14,980,000	16,401,302
3.125%, 05/15/19	3,000,000	3,380,070
3.250%, 05/31/16	8,230,000	8,968,561
3.375%, 11/15/19 (b)	4,350,000	4,980,098
3.500%, 02/15/18 (b)	4,000,000	4,529,200
3.500%, 05/15/20 (b)	7,790,000	8,996,047
3.625%, 02/15/20 (b)	17,190,000	19,977,531
3.750%, 11/15/18	4,550,000	5,267,489
3.875%, 05/15/18 (b)	4,700,000	5,430,333
4.000%, 02/15/15 (b)	27,230,000	29,135,556
4.000%, 08/15/18	9,620,000	11,230,292
4.250%, 08/15/15	2,300,000	2,514,843
4.250%, 11/15/17	4,700,000	5,463,233
4.500%, 11/15/15	8,950,000	9,923,759
4.500%, 02/15/16	4,520,000	5,056,117
4.625%, 02/15/17	8,475,000	9,802,693
4.875%, 08/15/16	8,330,000	9,566,922

U.S. Treasury—(Continued)
U.S. Treasury Notes
5.125%, 05/15/16	$4,830,000	$5,537,160

		670,982,351

Total U.S. Treasury & Government Agencies (Identified Cost $1,259,844,250)		1,316,482,663

Corporate Bonds & Notes—23.4%

Aerospace & Defense—0.5%
Lockheed Martin Corp.
6.150%, 09/01/36	1,700,000	2,066,316
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	732,379
Raytheon Co.
3.125%, 10/15/20	1,000,000	1,058,260
The Boeing Co.
7.250%, 06/15/25	460,000	626,811
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,808,865
4.875%, 05/01/15	900,000	980,589
7.500%, 09/15/29	200,000	284,330

		8,557,550

Agriculture—0.3%
Altria Group, Inc.
9.700%, 11/10/18	750,000	1,040,248
Archer-Daniels-Midland Co.
4.479%, 03/01/21 (b)	2,000,000	2,265,842
Philip Morris International, Inc.
4.500%, 03/26/20	925,000	1,053,755
6.875%, 03/17/14	755,000	801,647

		5,161,492

Auto Manufacturers—0.2%
Daimler Finance North America, LLC
8.500%, 01/18/31	1,050,000	1,616,731
Ford Motor Co.
7.450%, 07/16/31	2,200,000	2,775,751

		4,392,482

Banks—4.9%
American Express Centurian Bank
0.875%, 11/13/15 (b)	3,000,000	2,998,344
Bank of America Corp.
5.125%, 11/15/14	1,000,000	1,062,083
5.750%, 08/15/16	2,850,000	3,156,807
5.875%, 02/07/42 (b)	3,000,000	3,562,954
6.500%, 08/01/16	1,750,000	2,014,508
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,965,724
5.200%, 07/10/14	900,000	949,337
BB&T Corp.
3.200%, 03/15/16 (b)	1,865,000	1,977,927

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Banks—(Continued)
Capital One Financial Corp.
6.750%, 09/15/17	$1,200,000	$1,451,287
Citigroup, Inc.
5.375%, 08/09/20 (b)	2,200,000	2,572,641
5.850%, 08/02/16 (b)	500,000	568,644
6.125%, 11/21/17	1,700,000	2,004,704
6.125%, 05/15/18	1,900,000	2,258,953
Deutsche Bank AG
3.875%, 08/18/14 (b)	620,000	646,151
6.000%, 09/01/17	1,500,000	1,780,071
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,624,082
HSBC Holdings plc
6.500%, 09/15/37	905,000	1,112,671
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,840,897
4.950%, 03/25/20	2,650,000	3,016,415
5.125%, 09/15/14	850,000	901,221
6.300%, 04/23/19	1,900,000	2,315,194
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	3,181,199
KFW
1.250%, 02/15/17 (b)	3,000,000	3,057,616
2.375%, 08/25/21 (b)	1,945,000	2,011,203
2.625%, 02/16/16	2,791,000	2,960,979
2.750%, 09/08/20 (b)	2,300,000	2,477,885
4.875%, 01/17/17 (b)	2,900,000	3,344,957
Lloyds TSB Bank plc
6.375%, 01/21/21	1,500,000	1,854,666
Morgan Stanley
4.750%, 04/01/14 (b)	1,515,000	1,563,746
5.625%, 09/23/19	1,900,000	2,191,182
7.250%, 04/01/32	1,850,000	2,361,491
PNC Bank N.A.
4.875%, 09/21/17	1,000,000	1,135,996
5.250%, 01/15/17 (b)	1,600,000	1,810,441
State Street Bank & Trust Co.
5.300%, 01/15/16	300,000	335,332
SunTrust Banks, Inc.
3.600%, 04/15/16	1,450,000	1,548,303
The Bank of New York Mellon Corp.
5.450%, 05/15/19	2,000,000	2,376,188
The Goldman Sachs Group, Inc.
6.000%, 06/15/20	2,000,000	2,356,387
6.125%, 02/15/33 (b)	2,075,000	2,371,799
6.250%, 09/01/17 (b)	760,000	892,227
6.450%, 05/01/36	2,000,000	2,155,521
U.S. Bancorp
4.200%, 05/15/14	1,900,000	1,979,740
Wachovia Corp.
5.750%, 06/15/17	700,000	822,241
Wells Fargo & Co.
5.000%, 11/15/14	2,000,000	2,133,543
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,333,176

Banks—(Continued)
Westpac Banking Corp.
3.000%, 12/09/15	$2,000,000	$2,110,421

		90,146,854

Beverages—0.3%
Anheuser-Busch Cos., LLC
5.000%, 01/15/15	1,950,000	2,098,191
6.450%, 09/01/37	880,000	1,159,072
Diageo Finance BV
5.300%, 10/28/15 (b)	870,000	965,652
PepsiCo., Inc.
5.000%, 06/01/18	1,000,000	1,173,156
The Coca-Cola Co.
3.150%, 11/15/20	280,000	302,462
The Pepsi Bottling Group, Inc.
7.000%, 03/01/29	300,000	412,443

		6,110,976

Biotechnology—0.2%
Amgen, Inc.
5.700%, 02/01/19	850,000	1,011,814
6.150%, 06/01/18	1,650,000	1,988,646

		3,000,460

Building Products—0.1%
CRH America, Inc.
6.000%, 09/30/16	900,000	1,019,180

Chemicals—0.4%
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	1,211,850
6.000%, 07/15/18	1,000,000	1,228,887
Potash Corp of Saskatchewan, Inc.
4.875%, 03/30/20 (b)	970,000	1,107,721
Praxair, Inc.
4.375%, 03/31/14	810,000	840,387
The Dow Chemical Co.
4.250%, 11/15/20	2,750,000	3,002,575
9.400%, 05/15/39	650,000	1,020,370

		8,411,790

Computers—0.1%
Hewlett-Packard Co.
5.500%, 03/01/18 (b)	1,950,000	2,180,360
International Business Machines Corp.
8.375%, 11/01/19	425,000	584,896

		2,765,256

Cosmetics & Personal Care—0.1%
The Procter & Gamble Co.
4.950%, 08/15/14	2,000,000	2,126,500
6.450%, 01/15/26	200,000	273,870

		2,400,370

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—1.0%
Associates Corp. of North America
6.950%, 11/01/18 (b)	$1,700,000	$2,091,526
BlackRock, Inc.
3.500%, 12/10/14 (b)	1,500,000	1,574,495
General Electric Capital Corp.
5.300%, 02/11/21 (b)	1,915,000	2,186,841
5.400%, 02/15/17	2,000,000	2,292,025
5.875%, 01/14/38	2,050,000	2,389,571
6.750%, 03/15/32	1,250,000	1,590,771
7.500%, 08/21/35 (b)	100,000	139,695
HSBC Finance Corp.
5.000%, 06/30/15	1,800,000	1,945,060
5.500%, 01/19/16	900,000	998,166
Merrill Lynch & Co., Inc.
6.500%, 07/15/18	200,000	238,806
Nomura Holdings, Inc.
6.700%, 03/04/20	1,325,000	1,573,893
The Bear Stearns Cos., LLC
5.700%, 11/15/14	900,000	970,984

		17,991,833

Electric—1.7%
Consolidated Edison Co. of New York, Inc.
5.850%, 04/01/18 (b)	855,000	1,028,773
Dominion Resources, Inc.
5.150%, 07/15/15 (b)	1,600,000	1,754,595
Duke Energy Carolinas, LLC
5.300%, 02/15/40	2,000,000	2,365,893
Exelon Corp.
4.900%, 06/15/15	1,060,000	1,146,879
5.625%, 06/15/35	1,500,000	1,649,892
FirstEnergy Solutions Corp.
4.800%, 02/15/15	2,850,000	3,038,453
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,170,665
Georgia Power Co.
5.700%, 06/01/17 (b)	1,400,000	1,651,913
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,612,862
8.400%, 01/15/22	1,000,000	1,408,770
Northern States Power Co.
6.250%, 06/01/36 (b)	2,200,000	2,890,221
Ohio Power Co.
5.375%, 10/01/21 (b)	1,640,000	1,958,919
Oncor Electric Delivery Co., LLC
7.000%, 05/01/32	950,000	1,238,622
PacifiCorp.
2.950%, 02/01/22 (b)	2,800,000	2,912,310
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	2,135,111
PSEG Power, LLC
8.625%, 04/15/31 (b)	1,000,000	1,445,439
Southern California Edison Co.
5.000%, 01/15/16	1,500,000	1,677,095

		32,086,412

Electronics—0.2%
Honeywell International, Inc.
5.000%, 02/15/19 (b)	$2,000,000	$2,373,018
Koninklijke Philips Electronics NV
5.750%, 03/11/18	900,000	1,071,972

		3,444,990

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,685,537

Food—0.7%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,157,488
General Mills, Inc.
5.650%, 02/15/19	1,700,000	2,041,745
Mondelez International, Inc.
4.125%, 02/09/16	2,200,000	2,397,844
5.375%, 02/10/20	1,800,000	2,135,537
Safeway, Inc.
7.250%, 02/01/31	813,000	924,976
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,388,381
Unilever Capital Corp.
5.900%, 11/15/32	1,500,000	1,994,513

		13,040,484

Gas—0.1%
Sempra Energy
6.150%, 06/15/18 (b)	900,000	1,101,016

Health Care Products—0.2%
Baxter International, Inc.
5.375%, 06/01/18	1,400,000	1,651,619
Medtronic, Inc.
3.000%, 03/15/15	2,300,000	2,407,321

		4,058,940

Health Care Services—0.5%
Aetna, Inc.
2.750%, 11/15/22	3,000,000	2,935,333
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,073,802
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,914,668
WellPoint, Inc.
5.850%, 01/15/36	1,800,000	2,092,423

		9,016,226

Household Products—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	603,581

Insurance—0.9%
ACE INA Holdings, Inc.
5.875%, 06/15/14	850,000	903,276

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Insurance—(Continued)
American International Group, Inc.
5.450%, 05/18/17	$1,900,000	$2,166,389
5.850%, 01/16/18	1,800,000	2,107,564
AXA S.A.
8.600%, 12/15/30 (b)	1,165,000	1,491,200
Berkshire Hathaway, Inc.
1.900%, 01/31/17 (b)	2,900,000	2,989,674
Hartford Financial Services Group, Inc.
6.100%, 10/01/41 (b)	780,000	945,997
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,729,109
The Allstate Corp.
6.900%, 05/15/38	150,000	210,643
7.450%, 05/16/19	1,700,000	2,225,396
The Chubb Corp.
6.000%, 05/11/37	865,000	1,102,329

		15,871,577

Machinery—0.3%
Caterpillar, Inc.
7.900%, 12/15/18 (b)	1,757,000	2,338,564
Deere & Co.
2.600%, 06/08/22 (b)	1,950,000	1,956,278
6.950%, 04/25/14	850,000	909,233

		5,204,075

Media—1.2%
CBS Corp.
8.875%, 05/15/19	750,000	999,497
Comcast Corp.
5.650%, 06/15/35	1,500,000	1,744,646
DIRECTV Holdings, LLC
5.000%, 03/01/21	2,600,000	2,907,697
Discovery Communications, LLC
6.350%, 06/01/40	1,800,000	2,179,542
News America, Inc.
6.550%, 03/15/33	1,950,000	2,306,239
The Walt Disney Co.
2.750%, 08/16/21 (b)	1,930,000	1,982,508
Thomson Reuters Corp.
6.500%, 07/15/18 (b)	800,000	981,881
Time Warner Cable, Inc.
5.000%, 02/01/20	1,900,000	2,154,540
5.850%, 05/01/17	1,800,000	2,090,067
6.550%, 05/01/37	100,000	115,653
Time Warner Entertainment Co., L.P.
8.375%, 03/15/23	380,000	520,716
Time Warner, Inc.
6.100%, 07/15/40	925,000	1,067,588
7.700%, 05/01/32	685,000	930,134
Turner Broadcasting System, Inc.
8.375%, 07/01/13	660,000	672,377
Viacom, Inc.
6.250%, 04/30/16	770,000	882,045

		21,535,130

Mining—0.5%
Alcoa, Inc.
5.720%, 02/23/19	$523,000	$562,585
5.870%, 02/23/22 (b)	101,000	106,800
BHP Billiton Finance USA, Ltd.
5.500%, 04/01/14	1,500,000	1,575,552
Newmont Mining Corp.
6.250%, 10/01/39	1,800,000	2,055,392
Rio Tinto Alcan, Inc.
5.000%, 06/01/15 (b)	1,050,000	1,143,427
6.125%, 12/15/33	1,751,000	2,163,407
Vale Overseas, Ltd.
6.875%, 11/21/36	1,100,000	1,250,654

		8,857,817

Miscellaneous Manufacturing—0.3%
General Electric Co.
5.250%, 12/06/17	1,800,000	2,108,969
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,903,925
Tyco International, Ltd.
6.875%, 01/15/21 (b)	1,275,000	1,560,271

		5,573,165

Multi-National—1.3%
Asian Development Bank
5.500%, 06/27/16 (b)	3,850,000	4,463,533
European Investment Bank
1.125%, 04/15/15 (b)	1,900,000	1,927,852
1.625%, 06/15/17 (b)	1,975,000	2,033,211
4.000%, 02/16/21 (b)	1,700,000	1,964,831
4.875%, 02/15/36	3,700,000	4,446,058
5.125%, 05/30/17	1,750,000	2,051,318
Inter-American Development Bank
2.375%, 08/15/17 (b)	2,000,000	2,135,183
6.800%, 10/15/25	500,000	715,908
7.000%, 06/15/25	200,000	286,382
International Bank for Reconstruction & Development
2.375%, 05/26/15 (b)	1,420,000	1,481,528
7.625%, 01/19/23 (b)	1,400,000	2,083,193
8.875%, 03/01/26	535,000	897,985

		24,486,982

Office & Business Equipment—0.2%
Xerox Corp.
6.350%, 05/15/18 (b)	2,550,000	2,965,367

Oil & Gas—1.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,915,631
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	416,130
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	2,170,617

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Oil & Gas—(Continued)
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	$1,550,000	$1,920,361
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	940,496
Devon Energy Corp.
6.300%, 01/15/19	850,000	1,020,311
Marathon Oil Corp.
6.600%, 10/01/37 (b)	2,000,000	2,518,005
Petrobras International Finance Co.
2.875%, 02/06/15	2,900,000	2,958,142
6.125%, 10/06/16	600,000	667,249
Petroleos Mexicanos
4.875%, 03/15/15 (b)	2,700,000	2,848,500
Shell International Finance BV
4.300%, 09/22/19	1,000,000	1,156,535
Statoil ASA
6.700%, 01/15/18	300,000	370,195
Suncor Energy, Inc.
6.100%, 06/01/18	2,500,000	3,023,401
Total Capital International S.A.
2.700%, 01/25/23 (b)	3,000,000	3,005,233
Transocean, Inc.
6.375%, 12/15/21	2,035,000	2,362,940
Weatherford International, Ltd.
4.500%, 04/15/22 (b)	2,300,000	2,369,185
9.625%, 03/01/19	1,500,000	1,958,658
XTO Energy, Inc.
6.500%, 12/15/18	1,600,000	2,070,990

		34,692,579

Paper & Forest Products—0.2%
Georgia-Pacific, LLC
8.000%, 01/15/24	1,800,000	2,481,394
International Paper Co.
7.950%, 06/15/18	820,000	1,051,895

		3,533,289

Pharmaceuticals—0.9%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,274,800
AstraZeneca plc
5.400%, 06/01/14	639,000	675,402
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,000,000	2,487,542
Eli Lilly & Co.
4.200%, 03/06/14 (b)	900,000	931,163
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,913,745
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	875,000	879,642
6.375%, 05/15/38	2,100,000	2,760,467
Johnson & Johnson
5.950%, 08/15/37	910,000	1,204,759
6.950%, 09/01/29	250,000	351,880

Pharmaceuticals—(Continued)
Merck & Co., Inc.
5.950%, 12/01/28 (b)	$300,000	$383,447
6.550%, 09/15/37	1,000,000	1,379,478
Novartis Capital Corp.
4.400%, 04/24/20	900,000	1,034,624
Wyeth, LLC
5.500%, 02/15/16	1,700,000	1,929,726

		17,206,675

Pipelines—0.6%
El Paso Natural Gas Co., LLC
8.375%, 06/15/32	220,000	313,296
Energy Transfer Partners, L.P.
4.650%, 06/01/21	1,950,000	2,125,449
Enterprise Products Operating, LLC
6.300%, 09/15/17	1,900,000	2,286,739
Kinder Morgan Energy Partners, L.P.
6.500%, 02/01/37	2,000,000	2,373,528
Tennessee Gas Pipeline Co., LLC
7.000%, 10/15/28	1,050,000	1,417,850
7.625%, 04/01/37	640,000	898,066
TransCanada Pipelines, Ltd.
6.200%, 10/15/37	1,800,000	2,257,330

		11,672,258

Real Estate—0.0%
Regency Centers, L.P.
5.250%, 08/01/15 (b)	850,000	918,798

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	1,034,643
ERP Operating, L.P.
5.750%, 06/15/17 (b)	900,000	1,049,169
HCP, Inc.
5.375%, 02/01/21	2,591,000	3,009,796
Kimco Realty Corp.
6.875%, 10/01/19	550,000	697,171
Simon Property Group, L.P.
5.250%, 12/01/16	2,000,000	2,284,587

		8,075,366

Retail—0.7%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	541,942
CVS Caremark Corp.
4.875%, 09/15/14	1,800,000	1,911,446
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,263,914
McDonald’s Corp.
5.350%, 03/01/18	885,000	1,050,350
Target Corp.
6.350%, 11/01/32	1,000,000	1,295,736
The Home Depot, Inc.
4.400%, 04/01/21	1,450,000	1,671,006
5.400%, 03/01/16	900,000	1,018,935

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Retail—(Continued)
Wal-Mart Stores, Inc.
5.250%, 09/01/35	$935,000	$1,098,893
5.625%, 04/15/41	1,900,000	2,368,312
Walgreen Co.
4.875%, 08/01/13	445,000	451,237
5.250%, 01/15/19	900,000	1,042,905

		13,714,676

Semiconductors—0.1%
Intel Corp.
2.700%, 12/15/22	2,000,000	1,964,753

Software—0.3%
Adobe Systems, Inc.
4.750%, 02/01/20	2,200,000	2,420,566
Microsoft Corp.
2.950%, 06/01/14	1,400,000	1,442,900
Oracle Corp.
5.250%, 01/15/16	2,000,000	2,245,765

		6,109,231

Telecommunications—1.6%
AT&T Mobility, LLC
7.125%, 12/15/31	100,000	134,760
AT&T, Inc.
5.100%, 09/15/14	1,750,000	1,862,726
5.800%, 02/15/19	1,700,000	2,040,157
6.300%, 01/15/38	1,300,000	1,573,853
British Telecommunications plc
9.625%, 12/15/30 (a)	1,000,000	1,540,251
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	2,000,000	2,367,949
Deutsche Telekom International Finance BV
5.750%, 03/23/16	460,000	517,926
8.750%, 06/15/30 (a)	1,000,000	1,410,011
France Telecom S.A.
2.750%, 09/14/16	2,857,000	2,981,015
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	994,479
Telecom Italia Capital S.A.
5.250%, 10/01/15 (b)	2,725,000	2,861,250
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	1,557,500
Verizon Communications, Inc.
4.600%, 04/01/21 (b)	2,400,000	2,696,836
6.100%, 04/15/18	1,600,000	1,925,390
Verizon New York, Inc.
7.375%, 04/01/32 (b)	500,000	617,638
Verizon Wireless Capital, LLC
5.550%, 02/01/14	850,000	883,451
8.500%, 11/15/18	750,000	993,718
Vodafone Group plc
6.150%, 02/27/37	2,170,000	2,555,494

		29,514,404

Transportation—0.4%
CSX Corp.
6.150%, 05/01/37	$1,600,000	$1,955,480
7.900%, 05/01/17	500,000	621,696
Norfolk Southern Corp.
3.000%, 04/01/22 (b)	1,911,000	1,970,525
5.590%, 05/17/25	28,000	34,178
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	1,586,504
United Parcel Service, Inc.
5.125%, 04/01/19	760,000	910,101

		7,078,484

Total Corporate Bonds & Notes (Identified Cost $388,598,550)		433,970,055

Mortgage-Backed Securities—1.8%

Commercial Mortgage-Backed Securities—1.8%
Bear Stearns Commercial Mortgage Securities
5.540%, 09/11/41	1,000,000	1,131,740
5.694%, 06/11/50 (a)	1,500,000	1,749,048
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	1,000,000	1,048,214
5.365%, 04/15/40 (a)	1,000,000	1,037,369
5.431%, 10/15/49	1,500,000	1,696,489
5.741%, 03/15/49 (a)	1,800,000	2,030,185
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218%, 07/15/44 (a)	2,000,000	2,187,340
Commercial Mortgage Pass-Through Certificates
5.815%, 12/10/49 (a)	2,400,000	2,799,630
Credit Suisse First Boston Mortgage Securities Corp.
4.691%, 10/15/39	499,538	516,637
GMAC Commercial Mortgage Securities, Inc.
4.697%, 05/10/43	1,500,000	1,597,481
Greenwich Capital Commercial Funding Corp.
5.317%, 06/10/36 (a)	971,408	998,648
GS Mortgage Securities Corp. II
3.377%, 05/10/45	2,750,000	2,907,471
4.751%, 07/10/39	2,000,000	2,128,890
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420%, 01/15/49	2,500,000	2,853,228
5.440%, 06/12/47	890,000	1,010,153
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	2,500,000	2,746,921
Merrill Lynch Mortgage Trust
4.855%, 10/12/41 (a)	500,000	521,860
Morgan Stanley Capital I
4.989%, 08/13/42	1,000,000	1,075,955
5.651%, 06/11/42 (a)	2,000,000	2,343,044

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I
5.889%, 06/11/49 (a)	$1,430,000	$1,659,016

Total Mortgage-Backed Securities (Identified Cost $31,472,121)		34,039,319

Foreign Government—1.7%

Regional Government—0.5%
Province of British Columbia
2.000%, 10/23/22	1,970,000	1,927,881
Province of Nova Scotia
5.125%, 01/26/17	900,000	1,042,303
9.250%, 03/01/20	250,000	357,755
Province of Ontario
4.400%, 04/14/20	2,100,000	2,457,293
Province of Quebec
4.875%, 05/05/14	1,925,000	2,020,173
7.500%, 07/15/23	350,000	490,814

		8,296,219

Sovereign—1.2%
Brazilian Government International Bond
6.000%, 01/17/17	3,755,000	4,370,820
7.125%, 01/20/37	1,650,000	2,277,000
Canada Government International Bond
2.375%, 09/10/14	1,900,000	1,958,220
Colombia Government International Bond
8.125%, 05/21/24	1,500,000	2,167,500
Mexico Government International Bond
6.750%, 09/27/34	1,050,000	1,396,500
8.000%, 09/24/22	2,200,000	3,091,000
Panama Government International Bond
5.200%, 01/30/20	1,370,000	1,589,200
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,374,375
Republic of Italy
4.500%, 01/21/15 (b)	1,475,000	1,533,131
Republic of Korea
7.125%, 04/16/19	1,600,000	2,064,061

		22,821,807

Total Foreign Government (Identified Cost $28,827,432)		31,118,026

Municipal Bonds & Notes—0.7%

Municipal Agency—0.7%
Los Angeles California Community College District
6.750%, 08/01/49	2,210,000	3,117,514
Los Angeles California Unified School District
6.758%, 07/01/34	2,160,000	2,918,830
Municipal Electric Authority of Georgia
6.637%, 04/01/57	2,000,000	2,364,600
Municipal Bonds & Notes—(Continued)
Security Description	Principal Amount/Shares	Value

Municipal Agency—(Continued)
State of California
7.300%, 10/01/39	$2,000,000	$2,774,160
State of Illinois
5.100%, 06/01/33	1,230,000	1,211,242

Total Municipal Bonds & Notes (Identified Cost $9,903,804)		12,386,346

Asset-Backed Securities—0.2%

Asset Backed - Credit Card—0.2%
Citibank Credit Card Issuance Trust
4.850%, 04/22/15	1,472,000	1,476,450
4.850%, 03/10/17	2,500,000	2,707,296

		4,183,746

Asset Backed - Home Equity—0.0%
Centex Home Equity
3.750%, 12/25/31 (a)	58,001	58,155

Total Asset-Backed Securities (Identified Cost $4,519,825)		4,241,901

Short Term Investments—12.7%

Discount Notes—1.6%
Federal Home Loan Bank
0.010%, 04/01/13	6,700,000	6,700,000
0.010%, 04/12/13	7,100,000	7,099,815
Federal Home Loan Mortgage Corp.
0.010%, 06/17/13	4,100,000	4,098,904
0.010%, 07/22/13	11,100,000	11,096,029

		28,994,748

Mutual Funds—11.0%
State Street Navigator Securities Lending
Prime Portfolio (c)	204,974,544	204,974,544

U.S. Treasury—0.1%
U.S. Treasury Bills
0.010%, 06/27/13	1,300,000	1,299,752

Total Short Term Investments (Identified Cost $235,269,044)		235,269,044

Total Investments—111.6% (Identified Cost $1,958,435,026) (d)		2,067,507,354
Liabilities in excess of other assets		(214,878,351)

Net Assets—100.0%		$1,852,629,003

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(b)

All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $243,389,117 and the collateral received consisted of cash in the amount of $204,974,544 and non-cash collateral with a value of $43,429,740. The cash collateral is

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,958,435,026. The aggregate unrealized appreciation and depreciation of investments was $116,126,658 and $(7,054,330), respectively, resulting in net unrealized appreciation of $109,072,328.
(ARM)—	Adjustable-Rate Mortgage

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,316,482,663	$—	$1,316,482,663
Total Corporate Bonds & Notes*	—	433,970,055	—	433,970,055
Total Mortgage-Backed Securities*	—	34,039,319	—	34,039,319
Total Foreign Government*	—	31,118,026	—	31,118,026
Total Municipal Bonds & Notes*	—	12,386,346	—	12,386,346
Total Asset-Backed Securities*	—	4,241,901	—	4,241,901
Short Term Investments
Discount Notes	—	28,994,748	—	28,994,748
Mutual Funds	204,974,544	—	—	204,974,544
U.S. Treasury	—	1,299,752	—	1,299,752
Total Short Term Investments	204,974,544	30,294,500	—	235,269,044
Total Investments	$204,974,544	$1,862,532,810	$—	$2,067,507,354

Collateral for Securities Loaned (Liability)	$—	$(204,974,544)	$—	$(204,974,544)

*	See Schedule of Investments for additional detailed categorizations.

MSF-16

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—63.6% of Net Assets

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—38.6%
Fannie Mae 15 Yr. 2.500%, TBA	$17,500,000	$18,153,516
3.000%, TBA	30,700,000	32,276,973
4.500%, TBA	12,900,000	13,877,074
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	2,199,204	2,288,120
3.500%, 11/01/26	9,548,911	10,129,170
3.500%, 01/01/27	7,497,153	7,983,191
3.500%, 03/01/27	463,706	493,767
3.500%, 04/01/27	3,566,733	3,797,962
3.500%, 05/01/27	9,771,975	10,390,189
3.500%, 06/01/27	14,187,700	15,085,440
3.500%, 07/01/27	4,512,937	4,796,880
4.000%, 02/01/25	10,522,900	11,262,232
4.000%, 09/01/25	2,032,353	2,175,144
4.000%, 10/01/25	5,324,278	5,698,357
4.000%, 01/01/26	1,635,424	1,750,327
4.000%, 04/01/26	967,506	1,050,902
4.000%, 07/01/26	4,758,028	5,093,811
4.000%, 08/01/26	2,251,148	2,410,015
4.500%, 12/01/20	3,851,005	4,150,493
4.500%, 02/01/25	2,223,267	2,392,346
4.500%, 04/01/25	385,529	414,848
4.500%, 07/01/25	1,659,492	1,785,696
4.500%, 06/01/26	34,370,683	36,984,572
Fannie Mae 30 Yr. 3.000%, TBA	43,800,000	45,119,060
3.500%, TBA	40,300,000	42,554,281
5.000%, TBA	6,600,000	7,147,593
5.500%, TBA	9,800,000	10,680,469
6.000%, TBA	1,600,000	1,753,000
Fannie Mae 30 Yr. Pool 3.000%, 02/01/28	6,091,198	6,414,411
3.000%, 03/01/43	80,800,017	83,452,746
3.000%, 04/01/43	9,450,539	9,765,949
3.500%, 12/01/42	22,204,135	23,461,444
3.500%, 03/01/43	34,300,000	36,242,237
4.000%, 01/01/25	68,388	74,795
4.000%, 12/01/40	2,799,351	2,985,771
4.000%, 01/01/41	21,633,101	23,149,265
4.000%, 04/01/42	3,509,459	3,808,752
4.000%, 05/15/42	159,961	174,589
4.000%, 06/01/42	6,148,670	6,558,133
4.000%, 08/01/42	14,106,018	15,104,901
4.000%, 10/01/42	74,514,414	79,790,970
4.500%, 11/01/39	668,996	734,062
4.500%, 01/01/40	4,537,954	4,889,977
4.500%, 05/01/41	16,609,245	18,235,048
4.500%, 08/01/41	366,597	395,035
4.500%, 09/01/41	1,975,179	2,131,794
4.500%, 06/01/42	25,400,000	27,402,103
4.500%, 08/01/42	23,480,842	25,373,255
5.000%, 09/01/33	4,109,703	4,478,121
5.000%, 07/01/34	13,850,269	15,057,178
5.000%, 08/01/34	3,292,906	3,581,685
5.000%, 03/01/35	5,875,546	6,390,869

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 05/01/35	$509,963	$553,738
5.000%, 07/01/35	11,321,766	12,337,473
5.000%, 10/01/35	2,466,452	2,687,559
5.000%, 12/01/35	2,598,084	2,823,762
5.000%, 04/01/41	162,211	178,577
5.000%, 07/01/41	1,079,171	1,203,230
5.000%, 08/01/41	1,605,461	1,767,445
5.000%, 01/01/42	392,904	432,546
5.500%, 11/01/32	4,993,701	5,504,567
5.500%, 12/01/32	839,475	925,355
5.500%, 01/01/33	3,578,138	3,944,189
5.500%, 12/01/33	1,032,149	1,137,740
5.500%, 09/01/34	7,152,482	7,890,901
5.500%, 08/01/37	8,581,672	9,448,868
5.500%, 04/01/41	1,114,930	1,231,428
6.000%, 02/01/34	832,887	925,070
6.000%, 08/01/34	658,515	741,135
6.000%, 04/01/35	9,952,820	11,201,761
6.000%, 06/01/36	1,847,248	2,080,675
6.000%, 02/01/38	3,470,192	3,833,788
6.000%, 03/01/38	1,077,231	1,203,660
6.000%, 04/01/38	1,875,774	2,057,118
6.000%, 05/01/38	3,720,836	4,146,047
6.000%, 10/01/38	5,615,587	6,168,156
6.000%, 12/01/38	1,170,747	1,285,395
6.000%, 09/01/39	1,910,722	2,095,445
6.000%, 04/01/40	8,331,180	9,136,615
6.000%, 10/01/40	2,312,813	2,536,409
6.500%, 05/01/40	21,341,357	23,933,549
Fannie Mae ARM Pool 2.953%, 03/01/41 (a)	1,472,092	1,549,994
3.148%, 03/01/41 (a)	2,053,915	2,156,662
3.274%, 12/01/40 (a)	2,928,422	3,103,696
3.323%, 06/01/41 (a)	6,026,715	6,367,148
3.497%, 09/01/41 (a)	4,313,019	4,562,319
5.004%, 08/01/38 (a)	1,815,833	1,945,278
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	502,014	543,449
FHLMC Multifamily Structured Pass-Through Certificates (CMO) 0.904%, 10/25/22 (a) (b)	52,787,367	3,669,778
0.906%, 09/25/22 (a) (b)	41,950,524	2,830,947
1.316%, 08/25/22 (a) (b)	33,301,198	3,254,693
1.516%, 06/25/22 (a) (b)	16,756,052	1,851,393
1.560%, 12/25/18 (a) (b)	24,968,753	1,917,700
1.748%, 03/25/22 (a) (b)	11,678,527	1,434,824
1.757%, 08/25/16 (a) (b)	12,473,000	548,812
1.916%, 05/25/19 (a) (b)	20,549,338	1,910,082
2.615%, 01/25/23	14,110,000	14,130,516
2.682%, 10/25/22	7,490,000	7,673,033
3.974%, 01/25/21 (a)	8,580,000	9,677,047
Freddie Mac 30 Yr. 3.500%, TBA	62,700,000	65,822,755
4.000%, TBA	40,600,000	43,099,437
4.500%, TBA	4,800,000	5,133,750

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. 5.000%, TBA	$8,000,000	$8,602,500
5.500%, TBA	21,700,000	23,502,965
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	21,885,000	22,505,523
3.500%, 11/01/42	29,609,448	31,249,149
4.000%, 08/01/40	60,916	64,749
4.000%, 09/01/40	1,326,508	1,409,981
4.000%, 10/01/40	2,921,231	3,156,263
4.000%, 06/01/41	2,758,552	2,932,139
4.500%, 10/01/41	42,610,731	45,585,049
5.000%, 03/01/38	27,556,498	29,687,043
5.500%, 04/01/38	86,428	93,606
5.500%, 01/01/40	508,047	550,237
Freddie Mac ARM Non-Gold Pool 3.025%, 02/01/41 (a)	2,686,277	2,834,149
Freddie Mac Multi-Family Mortgage Trust (CMO) 3.616%, 11/25/45 (144A) (a)	1,840,000	1,855,975
3.655%, 10/25/45 (144A) (a)	3,440,000	3,457,627
3.741%, 04/25/45 (144A) (a)	3,990,000	3,900,361
4.023%, 11/25/44 (144A) (a)	1,645,000	1,678,512
Ginnie Mae (CMO) 1.013%, 02/16/53 (a) (b)	28,352,588	2,455,221
Ginnie Mae 30 Yr. 3.500%, TBA	100,000	106,922
4.000%, TBA	37,700,000	40,782,269
4.500%, TBA	17,300,000	18,913,765
5.000%, TBA	36,000,000	39,150,000
5.500%, TBA	12,500,000	13,681,640
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	24,944	25,605
Ginnie Mae I 30 Yr. Pool 4.000%, 07/15/39	20,616	22,495
4.000%, 09/15/39	369,309	408,139
4.000%, 01/15/40	106,883	118,661
4.000%, 07/15/40	167,425	183,572
4.000%, 08/15/40	102,583	112,476
4.000%, 10/15/40	1,228,099	1,346,543
4.000%, 11/15/40	346,414	379,701
4.000%, 12/15/40	1,482,274	1,620,922
4.000%, 02/15/41	111,334	121,445
4.000%, 06/15/41	548,962	603,965
4.000%, 07/15/41	1,281,159	1,401,223
4.000%, 09/15/41	983,176	1,070,709
4.000%, 10/15/41	2,094,635	2,286,202
4.000%, 11/15/41	3,365,457	3,671,204
4.000%, 12/15/41	2,146,883	2,341,865
4.000%, 01/15/42	3,255,053	3,552,293
4.000%, 02/15/42	996,352	1,086,080
4.000%, 03/15/42	1,335,450	1,457,329
4.000%, 05/15/42	641,317	705,622
4.000%, 06/15/42	2,141,894	2,341,088
4.000%, 08/15/42	1,188,011	1,296,649
4.000%, 09/15/42	693,441	756,853
5.500%, 04/15/33	97,466	107,429

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.500%, 04/15/33	$104,780	$124,398
8.000%, 11/15/29	6,673	6,826
8.500%, 01/15/17	5,632	5,778
8.500%, 03/15/17	1,491	1,497
8.500%, 05/15/17	2,499	2,679
8.500%, 11/15/21	3,234	3,247
8.500%, 05/15/22	1,465	1,572
9.000%, 10/15/16	2,082	2,091
Ginnie Mae II 30 Yr. Pool 4.500%, 05/20/41	42,946,843	47,505,917
4.500%, 02/15/42	42,848,087	46,893,212
5.000%, 10/20/33	2,973,620	3,280,375

		1,430,945,339

Federal Agencies—0.5%
Federal National Mortgage Association Zero Coupon, 10/09/19	7,275,000	6,447,207
5.125%, 01/02/14	7,095,000	7,354,478
Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	5,856,510

		19,658,195

U.S. Treasury—24.5%
U.S. Treasury Bonds 2.750%, 08/15/42	11,015,000	10,219,849
3.125%, 02/15/43 (i)	391,340,000	392,073,762
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	14,149,093	14,767,012
U.S. Treasury Notes 0.250%, 02/28/15	35,475,000	35,477,767
0.375%, 03/15/16	72,180,000	72,225,112
0.750%, 02/28/18 (i)	92,480,000	92,458,360
1.000%, 11/30/19 (c) (d)	130,390,000	129,055,589
1.625%, 11/15/22	7,422,200	7,290,575
2.000%, 02/15/23 (i)	153,223,000	155,162,190

		908,730,216

Total U.S. Treasury & Government Agencies (Identified Cost $2,344,056,912)		2,359,333,750

Corporate Bonds & Notes—28.4%

Auto Manufacturers—0.1%
Ford Motor Co.
4.750%, 01/15/43 (e)	5,554,000	5,169,125
Jaguar Land Rover Automatic plc
8.250%, 03/15/20(GBP)	220,000	375,268

		5,544,393

Auto Parts & Equipment—0.0%
BorgWarner, Inc.
4.625%, 09/15/20	1,605,000	1,765,677

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Banks—5.1%
ABN Amro Bank NV 6.375%, 04/27/21(EUR)	$880,000	$1,253,393
Bank of America Corp. 2.000%, 01/11/18	14,030,000	13,963,259
3.300%, 01/11/23 (e)	6,070,000	5,985,378
3.875%, 03/22/17 (e)	5,675,000	6,104,944
5.650%, 05/01/18	29,800,000	34,472,849
5.700%, 01/24/22	11,889,000	13,926,073
6.500%, 08/01/16	2,790,000	3,213,193
Caixa Economica Federal 2.375%, 11/06/17 (144A)	4,670,000	4,536,905
3.500%, 11/07/22 (144A)	2,550,000	2,435,250
Canadian Imperial Bank of Commerce 2.600%, 07/02/15 (144A)	3,170,000	3,315,186
Citigroup, Inc. 4.450%, 01/10/17	2,290,000	2,521,143
4.587%, 12/15/15 (e)	26,687,000	28,927,881
Commerzbank AG 6.375%, 03/22/19 (EUR)	2,300,000	3,088,267
Discover Bank 7.000%, 04/15/20	1,678,000	2,088,805
8.700%, 11/18/19	677,000	904,602
Fifth Third Capital Trust IV 6.500%, 04/15/67 (a)	3,870,000	3,879,675
HSBC Bank Brasil S.A. 4.000%, 05/11/16 (144A) (a)	13,340,000	13,856,925
JPMorgan Chase & Co. 3.200%, 01/25/23	6,655,000	6,644,232
3.250%, 09/23/22	3,110,000	3,105,198
KFW 1.375%, 07/15/13	3,785,000	3,795,977
Sberbank of Russia 6.125%, 02/07/22	3,902,000	4,360,485
State Street Capital Trust IV 1.280%, 06/01/77 (a)	420,000	337,575
The Goldman Sachs Group, Inc. 3.625%, 01/22/23 (e)	16,300,000	16,414,638
5.750%, 01/24/22	2,466,000	2,867,277
Wells Fargo & Co. 3.450%, 02/13/23 (e)	5,834,000	5,873,204

		187,872,314

Beverages—0.1%
Pernod-Ricard S.A. 4.450%, 01/15/22	3,459,000	3,799,040

Biotechnology—0.1%
Life Technologies Corp.
6.000%, 03/01/20	2,250,000	2,524,369

Building Products—0.0%
Buzzi Unicem S.p.A.
6.250%, 09/28/18 (EUR)	485,000	668,387

Chemicals—0.2%
LyondellBasell Industries NV
5.000%, 04/15/19	6,180,000	6,983,400

Chemicals—(Continued)
Rain CII Carbon, LLC 8.500%, 01/15/21 (EUR)	$260,000	$346,612

		7,330,012

Coal—0.1%
CONSOL Energy, Inc. 8.250%, 04/01/20 (e)	743,000	822,872
New World Resources NV 7.875%, 01/15/21 (EUR)	250,000	288,416
Peabody Energy Corp. 6.000%, 11/15/18	497,000	528,063
6.250%, 11/15/21 (e)	3,173,000	3,299,920

		4,939,271

Commercial Services—0.3%
EC Finance plc 9.750%, 08/01/17 (EUR)	247,000	343,530
La Financiere Atalian S.A. 7.250%, 01/15/20 (EUR)	230,000	299,838
TMF Group Holding BV 9.875%, 12/01/19 (EUR)	250,000	330,076
United Rentals N.A., Inc. 7.625%, 04/15/22	8,490,000	9,487,575
Verisure Holding AB 8.750%, 12/01/18 (EUR)	230,000	305,144

		10,766,163

Construction & Engineering—0.0%
Algeco Scotsman Global Finance plc 9.000%, 10/15/18 (EUR)	230,000	306,678

Containers & Packaging—0.2%
Ardagh Glass Finance plc 8.750%, 02/01/20 (EUR)	133,000	178,158
Ardagh Packaging Finance plc 9.250%, 10/15/20 (EUR)	109,000	150,899
Rock Tenn Co. 4.000%, 03/01/23 (e)	6,272,000	6,397,440

		6,726,497

Diversified Financial Services—1.9%
Discover Financial Services 3.850%, 11/21/22	2,178,000	2,241,789
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	230,000	303,671
Ford Motor Credit Co., LLC 4.250%, 09/20/22 (e)	7,265,000	7,511,647
5.000%, 05/15/18	9,003,000	9,915,994
6.625%, 08/15/17	5,020,000	5,854,419
General Electric Capital Corp. 3.100%, 01/09/23 (e)	8,400,000	8,316,529
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (f)	4,775,000	478
Northern Rock Asset Management plc 5.625%, 06/22/17 (144A)	2,925,000	3,389,709

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
Novus USA Trust 2013-1 1.587%, 02/28/14 (144A) (a)	$8,330,000	$8,330,000
Tiers Trust 2.043%, 05/12/14 (144A) (a)	22,868,000	22,896,585
ZFS Finance USA Trust V 6.500%, 05/09/67 (144A) (a)	3,011,000	3,221,770

		71,982,591

Electric—3.0%
Dominion Resources, Inc. 1.950%, 08/15/16	6,100,000	6,290,534
Duke Energy Carolinas, LLC 4.250%, 12/15/41 (e)	3,680,000	3,772,442
Electricite de France S.A. 5.250%, 12/29/49 (144A) (a) (e)	3,400,000	3,377,696
Energy Future Intermediate Holding Co., LLC 10.000%, 12/01/20	18,170,000	20,600,238
Florida Power & Light Co. 5.950%, 02/01/38	3,735,000	4,853,405
Florida Power Corp. 6.400%, 06/15/38	1,300,000	1,734,552
Georgia Power Co. 3.000%, 04/15/16 (e)	5,930,000	6,319,447
Hydro-Quebec 8.050%, 07/07/24	18,590,000	27,149,133
8.400%, 01/15/22	4,455,000	6,360,265
Jersey Central Power & Light Co. 7.350%, 02/01/19	2,335,000	2,973,858
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	5,890,000	7,258,335
6.500%, 09/15/37	4,650,000	6,036,816
PacifiCorp. 4.100%, 02/01/42 (e)	2,700,000	2,741,183
Southern California Edison Co.
5.950%, 02/01/38	1,100,000	1,423,222
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	2,527,000	2,865,578
8.875%, 11/15/18	1,390,000	1,846,865
The Southern Co. 1.950%, 09/01/16 (e)	2,603,000	2,687,137
Trans-Allegheny Interstate Line Co. 4.000%, 01/15/15 (144A)	1,525,000	1,600,205

		109,890,911

Electronics—0.1%
Rexel S.A.
5.125%, 06/15/20 (EUR)	2,267,000	2,944,024

Food—0.2%
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	220,000	344,307
Kraft Foods Group, Inc. 5.000%, 06/04/42	4,232,000	4,537,614
Mondelez International, Inc. 6.500%, 08/11/17	1,540,000	1,859,467

		6,741,388

Health Care Products—0.5%
Boston Scientific Corp. 6.000%, 01/15/20	$3,300,000	$3,857,258
6.250%, 11/15/15 (a)	12,319,000	13,816,091
Ontex IV S.A. 9.000%, 04/15/19 (EUR)	240,000	319,181

		17,992,530

Health Care Services—0.8%
Care U.K. Health & Social Care plc 9.750%, 08/01/17 (GBP)	220,000	342,636
Coventry Health Care, Inc. 5.450%, 06/15/21	4,598,000	5,418,982
HCA, Inc. 7.250%, 09/15/20	8,300,000	9,181,875
Priory Group No. 3 plc 7.000%, 02/15/18 (GBP)	270,000	422,559
Tenet Healthcare Corp. 6.250%, 11/01/18 (e)	4,710,000	5,228,100
8.875%, 07/01/19	4,475,000	5,034,375
UnitedHealth Group, Inc. 3.375%, 11/15/21	1,560,000	1,646,898
WellPoint, Inc. 3.700%, 08/15/21	3,068,000	3,240,054

		30,515,479

Household Products—0.4%
DFS Furniture Holdings plc 7.625%, 08/15/18 (GBP)	215,000	329,462
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (a)	8,495,000	9,047,175
7.875%, 08/15/19 (e)	5,195,000	5,727,487

		15,104,124

Insurance—2.2%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (a)	5,500,000	7,861,725
American International Group, Inc. 3.800%, 03/22/17	9,900,000	10,712,542
4.875%, 06/01/22 (e)	9,913,000	11,214,468
5.450%, 05/18/17	3,540,000	4,055,187
8.175%, 05/15/68 (a)	3,600,000	4,846,500
AXA S.A. 5.250%, 04/16/40 (EUR) (a)	4,150,000	5,497,518
Lincoln National Corp. 7.000%, 06/15/40	955,000	1,257,998
Manulife Financial Corp. 3.400%, 09/17/15	1,510,000	1,588,411
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (a)	3,100,000	4,615,194
Prudential Financial, Inc. 4.500%, 11/15/20 (e)	2,500,000	2,809,883
4.750%, 09/17/15	4,010,000	4,368,739
5.200%, 03/15/44 (e)	250,000	250,625
5.375%, 06/21/20 (e)	3,000,000	3,538,179

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Insurance—(Continued)
Prudential Financial, Inc.
5.875%, 09/15/42 (e)	$8,733,000	$9,300,645
7.375%, 06/15/19	3,860,000	4,956,105
XL Group plc 6.500%, 12/29/49 (a) (e)	5,025,000	4,911,937

		81,785,656

Internet—0.0%
Cerved Technologies S.p.A. 6.375%, 01/15/20 (EUR)	231,000	291,814
8.000%, 01/15/21 (EUR)	230,000	284,713

		576,527

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	268,000	335,807
Gala Group Finance plc
8.875%, 09/01/18 (GBP)	210,000	339,027

		674,834

Lodging—0.1%
Caesars Entertainment Operating Co., Inc.
11.250%, 06/01/17	3,100,000	3,297,625

Media—2.8%
CBS Corp.
4.625%, 05/15/18	1,525,000	1,704,177
5.750%, 04/15/20	1,540,000	1,813,238
8.875%, 05/15/19	2,705,000	3,612,852
CC Holdings GS V, LLC
3.849%, 04/15/23 (144A)	4,386,000	4,418,733
Comcast Cable Communications, LLC
8.500%, 05/01/27	2,400,000	3,399,540
Comcast Corp.
4.650%, 07/15/42	3,244,000	3,301,282
5.875%, 02/15/18	2,684,000	3,237,972
COX Communications, Inc.
3.250%, 12/15/22 (144A)	15,744,000	15,994,141
4.700%, 12/15/42 (144A) (e)	2,559,000	2,518,499
8.375%, 03/01/39 (144A)	9,635,000	14,272,952
NBCUniversal Enterprise, Inc.
5.250%, 12/31/49 (144A)	4,100,000	4,143,911
NBCUniversal Media, LLC
2.875%, 01/15/23 (a)	8,079,000	8,007,937
4.375%, 04/01/21	1,990,000	2,239,050
5.150%, 04/30/20	21,753,000	25,780,807
Odeon & UCI Finco plc
9.000%, 08/01/18 (GBP)	209,000	338,207
Time Warner Cable, Inc.
4.500%, 09/15/42 (e)	7,117,000	6,469,531
Time Warner, Inc.
4.700%, 01/15/21	1,230,000	1,386,965
Unitymedia KabelBW GmbH
9.500%, 03/15/21 (EUR)	270,000	395,419

		103,035,213

Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 03/15/20 (144A)	$7,335,000	$7,359,499
3.550%, 03/01/22 (e)	2,393,000	2,378,661
3.875%, 03/15/23 (144A) (e)	4,237,000	4,249,258
5.450%, 03/15/43 (144A) (e)	2,652,000	2,620,958
Novelis, Inc.
8.750%, 12/15/20 (e)	7,985,000	9,003,088

		25,611,464

Miscellaneous Manufacturing—0.0%
GCL Holdings SCA
9.375%, 04/15/18 (EUR)	220,000	304,568

Oil & Gas—3.5%
Anadarko Petroleum Corp.
5.950%, 09/15/16	4,959,000	5,708,340
Laredo Petroleum, Inc.
7.375%, 05/01/22	3,500,000	3,832,500
Linn Energy, LLC
6.250%, 11/01/19 (144A) (e)	6,180,000	6,319,050
MEG Energy Corp.
6.375%, 01/30/23 (144A) (e)	1,895,000	1,970,800
6.500%, 03/15/21 (e)	7,455,000	7,939,575
Murphy Oil Corp.
2.500%, 12/01/17 (e)	6,472,000	6,498,852
3.700%, 12/01/22	8,646,000	8,399,615
4.000%, 06/01/22 (e)	1,436,000	1,431,685
5.125%, 12/01/42	1,105,000	1,032,421
Nexen, Inc.
5.875%, 03/10/35	280,000	338,169
6.400%, 05/15/37	2,885,000	3,726,907
7.500%, 07/30/39	5,660,000	8,229,159
Noble Holding International, Ltd.
3.950%, 03/15/22 (e)	2,955,000	3,042,849
Novatek OAO 4.422%, 12/13/22 (144A)	3,265,000	3,236,431
Petrobras International Finance Co. 3.875%, 01/27/16	8,145,000	8,523,629
Pride International, Inc. 6.875%, 08/15/20	1,450,000	1,817,849
Range Resources Corp. 5.750%, 06/01/21 (e)	1,060,000	1,136,850
7.250%, 05/01/18 (e)	13,740,000	14,289,600
Rosneft Oil Co. 4.199%, 03/06/22 (144A)	2,480,000	2,458,300
Sibur Securities, Ltd. 3.914%, 01/31/18 (144A) (e)	1,970,000	1,935,525
Transocean, Inc. 2.500%, 10/15/17 (e)	9,875,000	9,999,968
5.050%, 12/15/16	5,690,000	6,322,142
6.000%, 03/15/18	19,084,000	21,614,596
Valero Energy Corp. 6.625%, 06/15/37	1,100,000	1,340,343

		131,145,155

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Paper & Forest Products—0.6%
Fibria Overseas Finance, Ltd. 6.750%, 03/03/21	$1,140,000	$1,259,130
International Paper Co. 4.750%, 02/15/22 (e)	15,206,000	17,116,238
6.000%, 11/15/41 (e)	3,190,000	3,711,492

		22,086,860

Pharmaceuticals—0.4%
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22 (e)	6,751,000	6,768,404
3.650%, 11/10/21	2,000,000	2,128,400
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	4,800,000	5,108,160

		14,004,964

Pipelines—1.2%
Energy Transfer Partners, L.P. 3.600%, 02/01/23	7,720,000	7,682,319
6.500%, 02/01/42	6,883,000	7,864,674
Enterprise Products Operating, LLC 4.450%, 02/15/43 (e)	2,945,000	2,831,888
The Williams Cos., Inc. 3.700%, 01/15/23	4,460,000	4,427,482
7.875%, 09/01/21	4,376,000	5,591,583
Western Gas Partners, L.P. 4.000%, 07/01/22	3,048,000	3,153,025
5.375%, 06/01/21	10,078,000	11,398,742

		42,949,713

Real Estate—0.1%
Realogy Corp. 7.875%, 02/15/19 (144A) (e)	4,118,000	4,509,210

Real Estate Investment Trusts—0.3%
Ventas Realty, L.P. 2.700%, 04/01/20 (e)	1,454,000	1,458,830
4.750%, 06/01/21	2,635,000	2,928,378
Vornado Realty, L.P. 5.000%, 01/15/22 (e)	7,375,000	8,170,217

		12,557,425

Retail—0.6%
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	296,000	445,170
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	278,000	439,303
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23 (e)	6,565,000	6,353,600
7.450%, 07/15/17	5,826,000	7,161,995
QVC, Inc. 4.375%, 03/15/23 (144A) (e)	325,000	328,554
5.950%, 03/15/43 (144A) (e)	1,046,000	1,041,624
7.500%, 10/01/19 (144A)	4,045,000	4,470,368

Retail—(Continued)
The Unique Pub Finance Co. plc 5.659%, 06/30/27 (GBP)	$203,000	$289,170

		20,529,784

Software—0.0%
First Data Corp. 7.375%, 06/15/19	1,245,000	1,324,369

Telecommunications—2.4%
America Movil SAB de C.V. 2.375%, 09/08/16	7,975,000	8,203,659
3.125%, 07/16/22 (e)	6,162,000	6,042,765
4.375%, 07/16/42 (e)	3,421,000	3,153,019
Cricket Communications, Inc. 7.750%, 05/15/16	4,510,000	4,707,313
Crown Castle Towers, LLC 6.113%, 01/15/40 (144A)	16,100,000	19,696,692
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 (e)	4,886,000	5,337,955
Level 3 Financing, Inc. 8.125%, 07/01/19	5,270,000	5,797,000
Lynx I Corp. 6.000%, 04/15/21 (GBP)	240,000	374,787
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (e)	270,000	294,975
Phones4u Finance plc 9.500%, 04/01/18 (GBP)	440,000	690,286
SBA Tower Trust 5.101%, 04/15/42 (144A)	3,780,000	4,251,540
Sprint Capital Corp. 6.875%, 11/15/28	4,273,000	4,369,143
Sprint Nextel Corp. 9.000%, 11/15/18 (144A)	10,180,000	12,585,025
Telenet Finance III SCA 6.625%, 02/15/21 (EUR)	160,000	213,813
Telenet Finance SCA 6.375%, 11/15/20 (EUR)	160,000	213,320
Verizon Communications, Inc. 3.850%, 11/01/42 (e)	8,584,000	7,424,224
VimpelCom Holdings BV 7.504%, 03/01/22	1,015,000	1,129,492
Virgin Media Secured Finance plc 6.500%, 01/15/18	3,110,000	3,312,150

		87,797,158

Transportation—0.4%
Burlington Northern Santa Fe, LLC 3.000%, 03/15/23	6,925,000	6,977,976
DP World Sukuk, Ltd. 6.250%, 07/02/17	6,860,000	7,666,050
Gategroup Finance S.A. 6.750%, 03/01/19 (EUR)	230,000	296,300

		14,940,326

Total Corporate Bonds & Notes (Identified Cost $1,020,751,896)		1,054,544,699

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—13.8%

Security Description	Principal Amount	Value

Asset Backed - Automobile—5.1%
AmeriCredit Automobile Receivables Trust 2.290%, 11/08/18 (a)	$4,060,000	$4,093,998
2.420%, 05/08/18	3,450,000	3,550,316
2.640%, 10/10/17	3,470,000	3,576,092
3.440%, 10/08/17 (a)	5,300,000	5,549,020
AUTO ABS 2012-2 Srl 2.800%, 04/27/25 (EUR)	6,549,443	8,497,689
Capital Auto Receivables Asset Trust 2013-1 1.740%, 10/22/18	6,080,000	6,091,303
CarMax Auto Owner Trust 3.090%, 08/15/18	1,560,000	1,612,438
Chesapeake Funding, LLC 1.803%, 11/07/23 (144A) (a)	3,230,000	3,259,448
2.203%, 11/07/23 (144A) (a)	2,075,000	2,093,837
Credit Acceptance Auto Loan Trust 1.520%, 03/16/20 (144A) (a)	4,950,000	4,981,230
2.060%, 04/16/18 (144A)	1,300,675	1,300,892
2.200%, 09/16/19 (144A)	10,500,000	10,642,443
DT Auto Owner Trust 1.850%, 04/17/17 (144A) (a)	620,000	622,178
2.260%, 10/16/17 (144A) (a)	3,580,000	3,599,697
2.720%, 04/17/17 (144A) (a)	200,000	202,629
3.380%, 10/16/17 (144A) (a)	1,920,000	1,944,793
4.030%, 02/15/17 (144A)	2,355,000	2,392,941
4.940%, 07/16/18 (144A)	4,500,000	4,641,889
Ford Credit Floorplan Master Owner Trust 1.390%, 09/15/16	2,525,000	2,538,327
1.703%, 01/15/16 (a)	4,765,000	4,795,901
2.090%, 09/15/16	4,405,000	4,428,377
2.303%, 01/15/16 (a)	4,460,000	4,487,032
2.410%, 09/15/15 (144A)	1,790,000	1,799,176
2.860%, 09/15/15	2,955,000	2,976,976
2.860%, 01/15/19	1,125,000	1,180,590
3.510%, 01/15/19 (a)	1,980,000	2,086,564
Hyundai Auto Receivables Trust 2.610%, 05/15/18	5,570,000	5,688,585
Santander Drive Auto Receivables Trust 1.210%, 10/16/17 (144A) (a)	10,680,000	10,697,248
1.330%, 05/15/17	4,230,000	4,253,024
1.480%, 05/15/17 (144A)	1,393,891	1,399,709
1.560%, 08/15/18	4,885,000	4,932,673
1.780%, 11/15/18 (144A) (a)	19,900,000	20,036,514
1.940%, 12/15/16 (a)	7,860,000	7,980,234
1.940%, 03/15/18 (a)	2,915,000	2,949,992
2.700%, 08/15/18	2,330,000	2,431,770
2.720%, 05/16/16 (a)	2,410,000	2,469,300
3.200%, 02/15/18 (a)	16,830,000	17,500,053
3.270%, 04/16/18 (a)	10,710,000	11,116,841
3.480%, 12/15/17 (a)	2,600,000	2,700,703
3.780%, 11/15/17 (a)	3,250,000	3,400,833

		190,503,255

Asset Backed - Credit Card—0.7%
World Financial Network Credit Card Master Trust 2.150%, 04/17/23 (a)	$13,085,000	$13,305,914
2.230%, 08/15/22	10,290,000	10,595,994

		23,901,908

Asset Backed - Home Equity—0.1%
GSAA Trust 0.484%, 10/25/35 (a)	5,615,629	5,125,643
Option One Mortgage Loan Trust 1.329%, 11/25/32 (a)	255,361	210,650

		5,336,293

Asset Backed - Other—5.2%
321 Henderson Receivables I, LLC 3.820%, 12/15/48 (144A)	4,186,719	4,528,075
4.070%, 01/15/48 (144A)	1,912,779	2,109,749
5.560%, 07/15/59 (144A)	12,317,746	14,564,244
Alm Loan Funding 1.722%, 10/19/24 (144A) (a)	11,700,000	11,753,656
Ares CLO, Ltd. 3.428%, 10/12/23 (144A) (a)	3,570,000	3,591,294
Carlyle Global Market Strategies 1.778%, 01/20/25 (144A) (a)	16,220,000	16,304,604
Cavalry CLO II 2.376%, 01/17/24 (144A) (a)	8,510,000	8,459,195
Chase Funding Mortgage Loan Asset Backed Certificates 5.833%, 04/25/32 (a)	1,020,670	1,044,256
CT CDO IV, Ltd. 0.513%, 10/20/43 (144A) (a)	5,294,951	4,913,714
First Franklin Mortgage Loan Asset Backed Certificates 0.414%, 12/25/36 (a)	16,062,673	8,423,282
GoldenTree Loan Opportunities VII, Ltd. 1.433%, 04/25/25 (144A) (a)	6,620,000	6,566,212
HLSS Servicer Advance Receivables Backed Notes 1.247%, 01/15/44 (144A)	6,660,000	6,668,325
1.340%, 10/15/43 (144A)	1,825,000	1,829,562
1.495%, 01/16/46 (144A)	13,660,000	13,752,888
1.990%, 10/15/45 (144A)	3,745,000	3,817,653
2.480%, 10/15/45 (144A)	3,840,000	3,918,720
ING Investment Management Co. 1.754%, 10/15/22 (144A) (a)	15,283,000	15,361,891
1.834%, 10/15/22 (144A) (a)	8,415,000	8,468,789
Knollwood CDO, Ltd. 3.505%, 01/10/39 (144A) (a)	715,364	7
Merrill Lynch First Franklin Mortgage Loan Trust 0.444%, 05/25/37 (a)	16,110,272	9,208,792
Northwoods Capital Corp. 1.791%, 01/18/24 (144A) (a)	5,070,000	5,095,720
2.621%, 01/18/24 (144A) (a)	4,820,000	4,841,883

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Other—(Continued)
OZLM Funding, Ltd. 2.208%, 10/30/23 (144A) (a)	$8,930,000	$9,086,177
PFS Financing Corp. 1.303%, 02/15/18 (144A) (a)	4,230,000	4,225,279
1.403%, 02/15/16 (144A) (a)	4,770,000	4,801,158
Vibrant CLO, Ltd. A1 2012-1 1.790%, 07/17/24 (144A) (a)	16,240,000	16,268,761
Vibrant CLO, Ltd. A2 2012-1 2.710%, 07/17/24 (144A) (a)	3,060,000	3,079,272

		192,683,158

Asset Backed - Student Loan—2.7%
Nelnet Student Loan Trust 0.398%, 08/23/27 (a)	1,190,000	1,166,875
2.156%, 11/25/24 (a)	6,095,000	6,488,914
Scholar Funding Trust 0.853%, 01/30/45 (144A) (a)	18,540,000	18,449,323
1.201%, 10/28/43 (144A) (a)	2,094,818	2,102,020
SLM Student Loan Trust 0.460%, 03/15/23 (a)	7,503,040	7,370,416
0.480%, 06/15/21 (a)	7,632,608	7,512,471
1.603%, 08/15/25 (144A) (a)	3,374,975	3,426,659
2.001%, 07/25/23 (a)	7,300,000	7,696,594
2.090%, 06/15/45 (144A)	4,455,000	4,543,614
2.950%, 02/15/46 (144A)	14,650,000	15,398,923
3.330%, 10/15/46 (144A) (a)	12,475,000	13,317,786
3.480%, 10/15/30 (144A)	870,000	931,546
3.740%, 02/15/29 (144A)	1,685,000	1,832,075
3.830%, 01/17/45 (144A)	3,365,000	3,683,777
4.540%, 10/17/44 (144A)	5,040,000	5,662,420

		99,583,413

Total Asset-Backed Securities (Identified Cost $498,755,260)		512,008,027

Mortgage-Backed Securities—12.2%

Collateralized-Mortgage Obligation—1.8%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	3,868,535	3,405,518
Countrywide Alternative Loan Trust 0.393%, 03/20/47 (a)	3,704,949	2,547,223
5.500%, 11/25/35	2,779,621	2,469,082
5.500%, 04/25/37	2,090,886	1,619,816
6.500%, 09/25/37	15,356,850	12,006,861
Countrywide Home Loan Mortgage Pass-Through Trust 0.404%, 04/25/46 (a)	1,379,534	939,315
6.000%, 04/25/36	1,926,593	1,703,064
6.250%, 09/25/36	2,225,601	1,901,781
Credit Suisse Mortgage Capital Certificates 2.725%, 03/27/37 (144A) (a)	2,210,256	2,132,972
4.567%, 05/27/36 (144A) (a)	4,553,777	4,354,759
4.736%, 08/27/46 (144A) (a)	5,000,793	4,333,047

Collateralized-Mortgage Obligation—(Continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.354%, 12/25/36 (a)	$6,469,244	$4,994,082
GMAC Mortgage Corp. Loan Trust 3.507%, 04/19/36 (a)	4,414,461	4,037,347
GSR Mortgage Loan Trust 6.000%, 07/25/37	2,874,225	2,709,365
Indymac INDA Mortgage Loan Trust 5.386%, 09/25/36 (a)	7,503,153	6,138,487
JPMorgan Mortgage Trust 5.500%, 03/25/22	255,372	253,911
5.875%, 06/25/21	324,937	316,899
6.500%, 08/25/36	1,004,520	915,901
Merrill Lynch Mortgage Investors, Inc. 2.928%, 05/25/36 (a)	4,114,200	3,363,157
Residential Funding Mortgage Securities I 5.500%, 11/25/35	1,687,145	1,684,852
6.000%, 04/25/37	2,991,090	2,745,994
Structured Adjustable Rate Mortgage Loan Trust 5.711%, 04/25/47 (a)	3,010,033	2,338,453
Wells Fargo Mortgage Backed Securities Trust 2.634%, 07/25/36 (a)	2,518,267	2,505,466

		69,417,352

Commercial Mortgage-Backed Securities—10.4%
Banc of America Commercial Mortgage Trust 5.482%, 01/15/49 (a)	630,000	692,563
5.893%, 06/10/49 (a)	4,795,000	5,450,246
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,303,406
5.623%, 06/10/49 (a)	247,479	247,199
Banc of America Large Loan, Inc. 2.503%, 11/15/15 (144A) (a)	20,026,296	20,135,780
5.037%, 12/20/41 (144A) (a)	8,144,413	8,488,433
BB-UBS Trust 2012-SHOW 0.596%, 11/05/36 (144A) (a) (b)	85,480,000	5,190,175
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	858,377
Citigroup Commercial Mortgage Trust 4.960%, 05/15/43 (a)	6,750,000	7,079,873
6.262%, 12/10/49 (a)	3,560,000	4,112,384
Cobalt CMBS Commercial Mortgage Trust 5.223%, 08/15/48	3,465,000	3,866,694
COMM 2010-RR1 Mortgage Trust 5.543%, 12/11/49 (144A) (a)	2,690,000	3,012,294
COMM 2013-GAM 3.367%, 02/10/28 (144A)	5,610,000	5,770,935
COMM 2013-LC6 Mortgage Trust 1.819%, 01/10/46 (a) (b)	144,670,701	15,986,112
Commercial Mortgage Pass-Through Certificates 1.710%, 03/10/46 (a) (b)	67,440,000	6,027,922
2.254%, 05/15/45 (a) (b)	53,902,317	7,390,439

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates 3.400%, 10/05/30 (144A) (a)	$6,715,000	$6,784,561
5.167%, 06/10/44 (a)	7,050,000	7,690,450
5.347%, 12/10/46	5,320,000	5,962,044
Commercial Mortgage Trust 2007-GG11 5.867%, 12/10/49 (a)	6,510,000	7,365,212
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	1,090,000	1,124,438
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	99,637	100,220
DBRR Trust 5.732%, 06/17/49 (a)	3,600,000	4,146,476
Extended Stay America Trust 2013-ESH 2.675%, 12/05/31 (144A) (a)	3,210,000	3,223,312
2.957%, 12/05/31 (144A) (a)	4,640,000	4,692,808
FREMF Mortgage Trust 3.563%, 08/25/45 (144A) (a)	4,535,000	4,636,453
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,347,045	3,410,833
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	1,800,000	1,985,378
5.736%, 12/10/49	2,210,000	2,552,161
5.883%, 07/10/38 (a)	1,850,000	1,855,324
GS Mortgage Securities Corp. II 1.788%, 02/10/46 (a) (b)	109,839,010	13,278,328
3.249%, 11/08/29 (144A) (b)	37,300,000	2,555,528
3.435%, 12/05/27 (144A) (a)	9,462,358	8,561,655
3.633%, 06/05/31 (144A)	965,000	1,010,424
5.591%, 11/10/39	1,830,000	2,061,706
5.622%, 11/10/39	7,305,000	7,143,041
GS Mortgage Securities Trust 2007-GG10 5.787%, 08/10/45 (a)	2,680,000	3,066,644
JPMorgan Chase Commercial Mortgage Securities Corp. 2.044%, 06/15/45 (a) (b)	25,071,147	2,863,576
4.158%, 01/12/39 (144A)	3,483,749	3,558,385
4.674%, 07/05/32 (144A) (a)	2,500,000	2,659,073
5.447%, 06/12/47	1,810,371	1,869,550
5.451%, 12/12/44 (a)	3,600,000	3,882,931
5.951%, 06/15/43 (144A)	8,060,000	9,771,186
6.005%, 06/15/49 (a)	1,751,580	1,908,723
JPMorgan Chase Commercial Mortgage Securities Trust 4.300%, 12/15/47	4,620,000	4,704,375
LB Commercial Conduit Mortgage Trust 5.961%, 07/15/44 (a)	4,000,000	4,646,452
LB-UBS Commercial Mortgage Trust 5.205%, 04/15/30 (a)	3,610,000	3,810,990
5.347%, 11/15/38	7,141,255	8,077,388
5.858%, 07/15/40 (a)	5,665,000	6,493,569
5.866%, 09/15/45 (a)	11,285,000	12,988,776
Merrill Lynch Mortgage Trust 2005-CKI1 5.274%, 11/12/37 (a)	5,045,000	5,400,546

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (a)	$1,145,251	$1,115,451
Morgan Stanley Capital I 5.575%, 04/12/49 (a)	9,660,000	10,540,780
5.849%, 06/11/49 (a)	1,544,489	1,571,213
5.889%, 06/11/49 (a)	5,345,000	5,906,615
Morgan Stanley Capital I Trust 2.691%, 03/15/45 (144A) (a) (b)	45,565,736	6,531,347
Morgan Stanley Capital I, Inc. 6.340%, 07/15/30 (144A)	1,190,898	1,207,473
Morgan Stanley Capital Trust 2007-IQ13 5.406%, 03/15/44	3,090,000	3,434,062
Morgan Stanley Re-REMIC Trust Zero Coupon, 07/17/56 (144A)	6,440,000	6,019,468
1.000%, 03/27/51 (144A)	6,776,522	6,665,669
2.000%, 07/27/49 (144A)	6,265,315	6,343,632
2.500%, 03/23/51 (144A)	5,040,471	5,090,876
Motel 6 Trust 2.743%, 10/05/25 (144A)	3,135,000	3,148,471
RBSCF Trust 5.926%, 02/16/51 (144A) (a)	9,220,327	10,620,157
S2 Hospitality, LLC 4.500%, 04/15/25 (144A)	3,420,905	3,421,746
STRIPS 2012-1, Ltd. 1.500%, 12/25/44 (144A)	11,156,186	11,025,933
Wachovia Bank Commercial Mortgage Trust 5.926%, 02/15/51 (a)	3,870,000	4,436,498
5.416%, 01/15/45 (a)	5,000,000	5,580,230
Wells Fargo Re-REMIC Trust 1.750%, 08/20/21 (144A)	6,569,935	6,576,111
WF-RBS Commercial Mortgage Trust 1.677%, 03/15/48 (a) (b)	66,077,488	6,829,042
1.852%, 12/15/45 (144A) (a) (b)	55,967,806	6,888,574
3.037%, 03/15/45	6,910,000	7,067,451

		385,476,147

Total Mortgage-Backed Securities (Identified Cost $439,606,726)		454,893,499

Foreign Government—4.0%

Sovereign—4.0%
Argentine Republic Government International Bond 2.500%, 12/31/38 (h)	525,000	164,063
2.500%, 12/31/38 (a)	2,780,000	868,750
Brazilian Government International Bond 7.125%, 01/20/37	1,520,000	2,109,000
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR)	41,827,826	57,086,054
Italy Buoni Poliennali Del Tesoro 5.250%, 08/01/17 (EUR)	19,835,000	27,294,285
Mexican Bonos 7.750%, 12/14/17 (MXN)	17,012,000	1,556,739
8.500%, 11/18/38 (MXN)	24,012,000	2,623,525

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal/Notional Amount	Value

Sovereign—(Continued)
Mexico Government International Bond 5.125%, 01/15/20	$7,480,000	$8,759,080
5.625%, 01/15/17	2,130,000	2,449,500
Poland Government International Bond 5.000%, 03/23/22	3,500,000	3,998,505
5.125%, 04/21/21	3,525,000	4,071,375
6.375%, 07/15/19	1,110,000	1,363,691
Russian Foreign Bond 7.500%, 03/31/30 (a)	14,395,625	17,832,580
South Africa Government International Bond 4.665%, 01/17/24	2,600,000	2,782,000
5.500%, 03/09/20	2,680,000	3,061,900
Turkey Government International Bond 5.625%, 03/30/21	2,620,000	2,988,110
6.250%, 09/26/22	4,880,000	5,782,800
7.000%, 03/11/19	2,320,000	2,801,400

Total Foreign Government (Identified Cost $142,943,340)		147,593,357

Options Purchased—1.7%

Call Options—1.4%
10 Year Right-to-Receive Fixed Swaption 2.428%, Expires 03/07/14 (Counterparty- Barclays Bank plc)	313,000,000	9,916,497
USD Currency, Strike Price JPY 100.30, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	37,390,000	381,490
USD Currency, Strike Price JPY 81.50, Expires 04/03/13 (Counterparty-Citibank N.A.)	83,235,000	11,143,002
USD Currency, Strike Price JPY 84.00, Expires 04/03/13 (Counterparty-Barclays Bank plc)	164,575,000	17,660,050
USD Currency, Strike Price JPY 88.00, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	112,010,000	7,258,248
USD Currency, Strike Price JPY 90.00, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	112,010,000	4,879,492
USD Currency, Strike Price JPY 90.00, Expires 04/03/13 (Counterparty-Goldman Sachs)	38,998,000	1,698,870
USD Currency, Strike Price JPY 94.00, Expires 04/03/13 (Counterparty-Credit Suisse Securities, LLC)	151,008,000	908,615

		53,846,264

Put Options—0.3%
10 Year Right-to-Pay Fixed Swaption 2.428%, Expiries 03/07/14 (Counterparty-Barclays Bank plc)	313,000,000	7,622,113

Put Options—(Continued)
20 Year Right-to-Pay Fixed Swaption 1.880%, Expires 11/27/13 (Counterparty-Deutsche Bank AG) (JPY)	3,609,895,000	$573,887
AUD Currency, Strike Price USD 1.00, Expires 05/28/13 (Counterparty-Goldman Sachs) (AUD)	40,170,000	102,885
AUD Currency, Strike Price USD 1.01, Expires 06/12/13 (Counterparty-JP Morgan Securities.) (AUD)	51,560,000	296,323
Eurodollar Midcurve 2 Year Futures @ 98.75, Expires 09/13/13	8,077,500	323,100
Eurodollar Midcurve 2 Year Futures @ 99.25, Expires 09/13/13	2,932,500	439,875

		9,358,183

Total Options Purchased (Identified Cost $34,393,862)		63,204,447

Term Loans—0.4%

Lodging—0.4%
Hilton Fort Lauderdale 7.402%, 02/22/16	$8,060,000	8,016,534
Motel 6 Operating, L.P. 10.000%, 10/15/17	7,250,000	7,250,000

Total Term Loans (Identified Cost $15,267,772)		15,266,534

Preferred Stock—0.3%

Diversified Financial Services—0.1%
Citigroup Capital XIII	147,339	4,212,422

Insurance—0.2%
The Allstate Corp. (e)	222,221	5,817,746

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (g)	70,000	232,400
Federal National Mortgage Association (Series S) (g)	70,000	227,500

		459,900

Total Preferred Stock (Identified Cost $9,749,849)		10,490,068

Municipal Bonds & Notes—0.2%

Municipal Agency—0.2%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$2,360,000	2,728,656

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Shares/Principal Amount	Value

Municipal Agency—(Continued)
5.500%, 06/15/43	$2,825,000	$3,343,472

Total Municipal Bonds & Notes (Identified Cost $5,111,363)		6,072,128

Short Term Investments—3.6%

Mutual Funds—3.5%
State Street Navigator Securities Lending Prime Portfolio (j)	132,872,808	132,872,808

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $2,961,003 on 04/01/13, collateralized by $2,975,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $3,024,760	2,961,000	2,961,000

Total Short Term Investments (Identified Cost $135,833,808)		135,833,808

Total Investments—128.2% (Identified Cost $4,646,470,788) (k)		4,759,240,317
Liabilities in excess of other assets		(1,047,232,534)

Net Assets—100.0%		$3,712,007,783

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 28, 2013, the market value of securities pledged was $6,354,298.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $6,161,293.
(e)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $130,024,456 and the collateral received consisted of cash in the amount of $132,872,808. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Non-Income Producing.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of March 28, 2013.
(i)	All or a portion of this security has been purchased in a Treasury Roll transaction.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 28, 2013, the aggregate cost of investments was $4,646,470,788. The aggregate unrealized appreciation and depreciation of investments was $136,701,895 and $(23,932,366), respectively, resulting in net unrealized appreciation of $112,769,529.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $683,614,608, which is 18.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(CDO)—	Collateralized Debt Obligation.
(CLO)—	Collateralized Loan Obligation.
(CMO)—	Collateralized Mortgage Obligation.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

TBA Sale Commitments

Security Description	Face Amount	Value
Fannie Mae
3.500% (15 Year TBA)	$(32,600,000)	$(34,556,000)
4.000% (15 Year TBA)	(27,500,000)	(29,419,629)
4.000% (30 Year TBA)	(56,400,000)	(60,111,316)
4.500% (30 Year TBA)	(4,700,000)	(5,069,391)
5.000% (30 Year TBA)	(4,900,000)	(5,308,078)
Freddie Mac
3.000% (30 Year TBA)	(7,200,000)	(7,393,500)
Ginnie Mae
4.000% (30 Year TBA)	(24,700,000)	(26,920,105)
4.500% (30 Year TBA)	(42,900,000)	(46,955,388)

Total TBA Sale Commitments (Proceeds $215,050,535)		$(215,733,407)

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts
Contracts to Buy	Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD 18,830,000	Barclays Bank plc	06/19/13	USD	19,504,491	$(12,582)
AUD 2,200,000	Citibank N.A.	06/19/13	USD	2,277,211	123
CNY 63,410,000	HSBC Bank USA	06/07/13	USD	10,011,051	155,038
CNY 63,410,000	Standard Chartered Bank	06/07/13	USD	10,005,523	160,567
CNY 63,710,000	Standard Chartered Bank	08/19/13	USD	10,031,491	146,225
EUR 15,809,000	Deutsche Bank AG	04/23/13	USD	21,452,560	(1,185,146)
EUR 9,667,000	UBS AG	04/23/13	USD	13,079,296	(686,034)
EUR 21,137,000	UBS AG	04/23/13	USD	27,446,120	(348,117)
EUR 37,960,000	Citibank N.A.	06/19/13	USD	49,041,207	(355,200)
EUR 1,800,000	Citibank N.A.	06/19/13	USD	2,308,262	347
GBP 1,000,000	Citibank N.A.	06/19/13	USD	1,516,529	2,313
JPY 3,708,939,000	Standard Chartered Bank	06/19/13	USD	39,000,000	421,654
JPY 758,061,711	BNP Paribas S.A.	06/19/13	USD	8,030,000	27,303
JPY 197,496,810	Citibank N.A.	06/19/13	USD	2,100,000	(842)

Contracts to Deliver
AUD 56,060,000	Westpac Banking Corp.	06/19/13	USD	57,893,667	(136,943)
CAD 4,537,873	Citibank N.A.	04/17/13	USD	4,605,393	139,847
CNY 63,410,000	Standard Chartered Bank	06/07/13	USD	9,852,393	(313,696)
CNY 63,410,000	Standard Chartered Bank	06/07/13	USD	9,869,261	(296,829)
CNY 63,710,000	Credit Suisse	08/19/13	USD	9,888,251	(289,465)
EUR 105,225,000	Citibank N.A.	04/23/13	USD	140,212,313	5,312,027
EUR 7,911,000	UBS AG	04/23/13	USD	10,533,512	391,472
EUR 11,952,000	Royal Bank of Scotland plc	04/23/13	USD	15,917,279	594,607
EUR 15,631,000	Royal Bank of Scotland plc	04/23/13	USD	20,484,441	445,226
EUR 806,000	Royal Bank of Scotland plc	04/23/13	USD	1,045,362	12,056
EUR 37,960,000	Goldman Sachs	06/19/13	USD	48,855,659	169,652
EUR 30,540,000	Deutsche Bank AG	06/19/13	USD	39,062,034	(107,372)
GBP 746,000	Deutsche Bank AG	04/17/13	USD	1,123,324	(10,099)
GBP 774,000	BNP Paribas S.A.	04/17/13	USD	1,151,031	(24,933)
GBP 479,000	Deutsche Bank AG	04/17/13	USD	713,458	(14,302)
GBP 712,883	Citibank N.A.	04/17/13	USD	1,080,315	(2,792)
GBP 475,000	Royal Bank of Scotland plc	04/17/13	USD	718,354	(3,329)
GBP 19,690,000	Bank of America N.A.	06/19/13	USD	29,741,016	(164,990)
JPY 6,461,942,945	Bank of America N.A.	06/19/13	USD	68,079,000	(603,844)
MXN 53,423,000	UBS AG	04/17/13	USD	4,184,394	(134,675)

Cross Currency Contracts to Buy
CHF 34,208,513	UBS AG	06/19/13	EUR	28,030,000	120,977
EUR 28,030,000	Bank of America N.A.	06/19/13	CHF	34,308,916	(226,848)

Net Unrealized Appreciation					$3,181,396

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	06/17/13	404	USD	100,673,966	$(7,266)
90 Day Euro Dollar Futures	09/16/13	404	USD	100,605,429	(9,429)
90 Day Euro Dollar Futures	12/16/13	404	USD	100,635,729	(9,429)
90 Day Euro Dollar Futures	03/17/14	404	USD	100,587,826	(12,026)
U.S. Long Bond Futures	06/19/13	350	USD	50,304,826	259,236
U.S. Treasury Note 2 Year Futures	06/28/13	1,361	USD	300,098,382	(61,678)
U.S. Treasury Note 5 Year Futures	06/28/13	3,640	USD	449,854,220	1,704,844

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	06/13/16	(404)	USD	(99,731,397)	$(56,603)
90 Day Euro Dollar Futures	09/19/16	(404)	USD	(99,563,366)	(57,984)
90 Day Euro Dollar Futures	12/19/16	(404)	USD	(99,383,136)	(61,464)
90 Day Euro Dollar Futures	03/13/17	(404)	USD	(99,205,890)	(61,960)
German Euro Bund Futures	06/06/13	(1,587)	EUR	(230,430,183)	(592,787)
U.S. Treasury Note 10 Year Futures	06/19/13	(2,432)	USD	(318,585,348)	(2,400,651)
U.S. Treasury Ultra Long Bond Futures	06/19/13	(1,041)	USD	(163,622,373)	(432,721)

Net Unrealized Depreciation					$(1,799,918)

Options Written
Options Written—Call	Counterparty	Expiration Date	Contracts/ Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Currency, Strike Price JPY 81.50	Barclays Bank plc	04/03/13	(83,235,000)	$(3,237,009)	$(11,143,002)	$(7,905,993)
USD Currency, Strike Price JPY 84.00	HSBC Bank USA	04/03/13	(52,565,000)	(381,096)	(5,640,592)	(5,259,496)
USD Currency, Strike Price JPY 84.00	Deutsche Bank Securities	04/03/13	(112,010,000)	(6,249,038)	(12,019,457)	(5,770,419)
USD Currency, Strike Price JPY 88.00	Barclays Bank plc	04/03/13	(112,010,000)	(668,140)	(7,258,248)	(6,590,108)
USD Currency, Strike Price JPY 90.00	Credit Suisse Securities	04/03/13	(151,008,000)	(9,598,672)	(6,578,362)	3,020,310
USD Currency, Strike Price JPY 94.00	Deutsche Bank Securities	04/03/13	(112,010,000)	(370,753)	(673,964)	(303,211)
USD Currency, Strike Price JPY 94.00	Goldman Sachs	04/03/13	(38,998,000)	(234,372)	(234,651)	(279)
U.S. Treasury Note 10 Year Futures 131.00	N/A	04/26/13	(679)	(367,774)	(827,531)	(459,757)

Options Written—Put
AUD Currency, Strike Price USD 0.97	JPMorgan Securities	06/12/13	(51,560,000)	(185,345)	(77,409)	107,936
Eurodollar Midcurve 3 Year Futures 98.125	N/A	09/13/13	(1,616)	(401,775)	(313,100)	88,675
USD Currency, Strike Price JPY 91.40	Deutsche Bank Securities	09/12/13	(37,390,000)	(560,850)	(740,584)	(179,734)
U.S. Treasury Note 10 Year Futures 129.00	N/A	04/26/13	(679)	(445,341)	(21,219)	424,122

Total Options Written				$(22,700,165)	$(45,528,119)	$(22,827,954)

Credit Default Swaps on Credit Indices—Buy Protection

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread	Notional Amount	Market Value	Upfront Premium Received	Unrealized Depreciation
Markit CDX North America High Yield Index, Series 19, Version 1	Deutsche Bank AG	5.000%	12/20/17	4.009%	USD 14,856,000	$(608,531)	$(27,855)	$(580,676)

Credit Default Swaps on Credit Indices—Sell Protection
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 19, Version 1	Bank of America N.A.	5.000%	12/20/17	4.009%	USD 64,000,000	$2,621,567	$(1,880,000)	$4,501,567
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 2	Deutsche Bank AG	0.500%	03/15/49	N/A	USD 7,025,000	(354,411)	(1,031,894)	677,483
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	Deutsche Bank AG	0.500%	02/17/51	N/A	USD 2,370,000	(255,368)	(359,977)	104,609

Totals						$2,011,788	$(3,271,871)	$5,283,659

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6M EURIBOR	Pay	2.800%	11/10/41	EUR 8,300,000	$1,114,549	$0	$1,114,549
Bank of America N.A.	3M LIBOR	Receive	2.893%	01/14/43	USD 2,800,000	61,508	0	61,508
Bank of America N.A.	3M LIBOR	Receive	3.014%	02/06/43	USD 21,456,000	(54,895)	0	(54,895)
Deutsche Bank AG	6M EURIBOR	Receive	2.783%	11/10/41	EUR 8,300,000	(1,074,304)	0	(1,074,304)
Deutsche Bank AG	3M LIBOR	Receive	2.890%	01/14/43	USD 54,750,000	1,231,043	0	1,231,043
Deutsche Bank AG	3M LIBOR	Receive	3.029%	02/19/43	USD 10,200,000	(58,490)	0	(58,490)
JPMorgan Chase Bank	3M LIBOR	Receive	1.758%	06/25/22	USD 18,000,000	209,833	0	209,833
JPMorgan Chase Bank	3M LIBOR	Receive	3.002%	02/11/43	USD 34,000,000	(2,768)	0	(2,768)

Totals						$1,426,476	$0	$1,426,476

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNY)—	Yuan Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(USD)—	U.S. Dollar

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,359,333,750	$—	$2,359,333,750
Total Corporate Bonds & Notes*	—	1,054,544,699	—	1,054,544,699
Total Asset-Backed Securities*	—	512,008,027	—	512,008,027
Total Mortgage-Backed Securities*	—	454,893,499	—	454,893,499
Total Foreign Government*	—	147,593,357	—	147,593,357
Options Purchased
Call Options	—	53,846,264	—	53,846,264
Put Options	439,875	8,918,308	—	9,358,183
Total Options Purchased	439,875	62,764,572	—	63,204,447
Total Term Loans*	—	15,266,534	—	15,266,534
Total Preferred Stock*	10,490,068	—	—	10,490,068
Total Municipal Bonds & Notes*	—	6,072,128	—	6,072,128
Short Term Investments
Mutual Funds	132,872,808	—	—	132,872,808
Repurchase Agreement	—	2,961,000	—	2,961,000
Total Short Term Investments	132,872,808	2,961,000	—	135,833,808
Total Investments	$143,802,751	$4,615,437,566	$—	$4,759,240,317

Collateral for Securities Loaned (Liability)	$—	$(132,872,808)	$—	$(132,872,808)
TBA Sale Commitments	—	(215,733,407)	—	(215,733,407)
Total Liabilities	$—	$(348,606,215)	$—	$(348,606,215)

Forward Foreign Currency Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$8,099,434	$—	$8,099,434
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(4,918,038)	—	(4,918,038)
Total Forward Foreign Currency Contracts (Net Unrealized Appreciation)	$—	$3,181,396	$—	$3,181,396
Futures Contracts
Futures Contracts (Unrealized Appreciation)	1,964,080	—	—	1,964,080
Futures Contracts (Unrealized Depreciation)	(3,763,998)	—	—	(3,763,998)
Total Futures Contracts (Net Unrealized Depreciation)	(1,799,918)	—	—	(1,799,918)
Option Written
Call Options Written at Value	(827,531)	(43,548,276)	—	(44,375,807)
Call Options Written at Value	(334,319)	(817,993)	—	(1,152,312)
Total Options Written at Value	(1,161,850)	(44,366,269)	—	(45,528,119)

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Swap Agreements
Swap Contracts at Value (Assets)	$—	$5,238,500	$—	$5,238,500
Swap Contracts at Value (Liabilities)	—	(2,408,767)	—	(2,408,767)
Total Swap Agreements at Value	—	2,829,733	—	2,829,733

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Balance as of December 31, 2012	$19,235,740
Transfers into Level 3	0
Transfers out of Level 3	(19,235,740)
Accrued discounts/premiums	0
Realized loss	0
Change in unrealized depreciation	0
Security purchases	0
Security sales	0
Balance as of March 28, 2013	$0

Asset-Backed Securities in the amount of $19,235,740 were transferred out of Level 3 due to the initiation of a vendor or broker providing a price based on market activity which has been determined to be a significant observable input.

MSF-32

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Precision Castparts Corp.	165,752	$31,429,894
United Technologies Corp.	305,540	28,546,602

		59,976,496

Beverages—1.3%
The Coca-Cola Co.	564,217	22,816,936

Biotechnology—3.0%
Gilead Sciences, Inc. (a)	623,285	30,497,335
United Therapeutics Corp. (a) (b)	348,924	21,239,004

		51,736,339

Chemicals—1.9%
Monsanto Co.	298,824	31,564,779

Communications Equipment—3.6%
F5 Networks, Inc. (a)	95,997	8,551,413
QUALCOMM, Inc.	793,500	53,124,825

		61,676,238

Computers & Peripherals—1.3%
Apple, Inc.	49,837	22,059,351

Consumer Finance—0.6%
Discover Financial Services	238,329	10,686,672

Diversified Financial Services—1.6%
JPMorgan Chase & Co.	25,010	1,186,974
Moody’s Corp.	316,984	16,901,587
The McGraw-Hill Cos., Inc.	166,573	8,675,122

		26,763,683

Electrical Equipment—2.7%
Eaton Corp. plc	462,300	28,315,875
Roper Industries, Inc.	144,000	18,332,640

		46,648,515

Energy Equipment & Services—3.0%
FMC Technologies, Inc. (a)	716,660	38,979,137
Schlumberger, Ltd.	158,927	11,902,043

		50,881,180

Food Products—1.8%
Mead Johnson Nutrition Co.	399,479	30,939,649

Health Care Equipment & Supplies—1.0%
Intuitive Surgical, Inc. (a)	34,424	16,908,725

Hotels, Restaurants & Leisure—1.3%
Las Vegas Sands Corp. (a)	404,766	22,808,564

Industrial Conglomerates—3.0%
Danaher Corp.	806,300	50,111,545

Insurance—1.7%
American International Group, Inc. (a)	757,200	$29,394,504

Internet & Catalog Retail—5.2%
Amazon.com, Inc. (a)	221,978	59,154,917
Expedia, Inc.	481,934	28,920,860

		88,075,777

Internet Software & Services—10.5%
eBay, Inc. (a)	983,176	53,307,803
Facebook, Inc. (a)	593,092	15,171,293
Google, Inc. (Class A) (a)	117,383	93,205,624
LinkedIn Corp. (a)	93,538	16,468,300

		178,153,020

IT Services—8.7%
Alliance Data Systems Corp. (a) (b)	112,239	18,170,371
Gartner, Inc. (a)	391,600	21,306,956
MasterCard, Inc.	72,644	39,309,848
Teradata Corp. (a)	483,800	28,307,138
Visa, Inc. (Class A)	238,370	40,484,761

		147,579,074

Media—13.0%
CBS Corp. (Class B)	621,031	28,995,937
Discovery Communications, Inc. (Series A) (a) (b)	210,000	16,535,400
Discovery Communications, Inc. (Series C) (a)	126,900	8,824,626
DISH Network Corp. (a)	272,000	10,308,800
Liberty Global, Inc. (Series A) (a) (b)	541,480	39,744,632
Sirius XM Radio, Inc. (a)	11,868,611	36,555,322
The Walt Disney Co.	466,890	26,519,352
Viacom, Inc. (Class B)	857,800	52,814,746

		220,298,815

Oil, Gas & Consumable Fuels—2.6%
Concho Resources, Inc. (a)	62,939	6,132,147
EOG Resources, Inc.	176,335	22,583,223
Noble Energy, Inc.	126,112	14,586,114

		43,301,484

Personal Products—2.7%
The Estee Lauder Cos., Inc.	704,358	45,100,043

Pharmaceuticals—9.1%
Abbott Laboratories	1,029,887	36,375,609
AbbVie, Inc.	215,687	8,795,716
Allergan, Inc.	484,522	54,087,191
Merck & Co., Inc.	479,400	21,203,862
Valeant Pharmaceuticals International, Inc. (a)	278,400	20,885,568
Zoetis, Inc. (a)	405,000	13,527,000

		154,874,946

Professional Services—1.2%
Verisk Analytics, Inc. (a)	317,600	19,573,688

MSF-33

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—1.2%
American Tower Corp.	257,300	$19,791,516

Road & Rail—1.7%
Union Pacific Corp.	199,303	28,382,740

Software—4.3%
Citrix Systems, Inc. (a)	349,745	25,237,599
Salesforce.com, Inc. (a) (b)	177,928	31,818,864
Splunk, Inc. (a)	419,445	16,790,384

		73,846,847

Specialty Retail—3.7%
CarMax, Inc. (a)	467,554	19,497,002
The Home Depot, Inc.	622,128	43,412,092

		62,909,094

Textiles, Apparel & Luxury Goods—3.1%
Ralph Lauren Corp.	212,200	35,927,582
Under Armour, Inc. (a) (b)	335,000	17,152,000

		53,079,582

Trading Companies & Distributors—1.1%
United Rentals, Inc. (a) (b)	324,662	17,846,670

Total Common Stock (Identified Cost $1,488,140,522)		1,687,786,472

Short Term Investments—6.6%
Security Description	Shares/Principal Amount	Value

Mutual Funds—6.2%
State Street Navigator Securities Lending Prime Portfolio (c)	106,115,391	$106,115,391

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $6,890,008 on 04/01/13, collateralized by $6,915,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $7,030,660.	$6,890,000	6,890,000

Total Short Term Investments (Identified Cost $113,005,391)		113,005,391

Total Investments—106.0% (Identified Cost $1,601,145,913) (d)		1,800,791,863
Liabilities in excess of other assets		(102,178,115)

Net Assets—100.0%		$1,698,613,748

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $104,956,330 and the collateral received consisted of cash in the amount of $106,115,391. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,601,145,913. The aggregate unrealized appreciation and depreciation of investments was $212,532,150 and $(12,886,200), respectively, resulting in net unrealized appreciation of $199,645,950.

MSF-34

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,687,786,472	$—	$—	$1,687,786,472
Short Term Investments
Mutual Funds	106,115,391	—	—	106,115,391
Repurchase Agreement	—	6,890,000	—	6,890,000
Total Short Term Investments	106,115,391	6,890,000	—	113,005,391
Total Investments	$1,793,901,863	$6,890,000	$—	$1,800,791,863

Collateral for Securities Loaned (Liability)	$—	$(106,115,391)	$—	$(106,115,391)

*	See Schedule of Investments for additional detailed categorizations.

MSF-35

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—62.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Raytheon Co.	111,475	$6,553,615
The Boeing Co.	87,600	7,520,460

		14,074,075

Airlines—2.1%
Copa Holdings S.A.	19,500	2,332,395
Delta Air Lines, Inc. (a)	455,800	7,525,258
United Continental Holdings, Inc. (a) (b)	534,707	17,115,971

		26,973,624

Auto Components—0.6%
TRW Automotive Holdings Corp. (a)	148,898	8,189,390

Automobiles—0.1%
Thor Industries, Inc. (b)	22,175	815,818

Beverages—1.0%
The Coca-Cola Co.	303,700	12,281,628

Capital Markets—0.9%
The Goldman Sachs Group, Inc.	79,532	11,703,134

Chemicals—0.4%
Cabot Corp.	69,926	2,391,469
PPG Industries, Inc.	14,775	1,978,964

		4,370,433

Commercial Banks—2.2%
SunTrust Banks, Inc.	298,600	8,602,666
U.S. Bancorp	572,975	19,441,042

		28,043,708

Commercial Services & Supplies—0.4%
Tyco International, Ltd.	153,075	4,898,400

Computers & Peripherals—2.6%
Apple, Inc.	51,750	22,906,102
EMC Corp. (a)	414,400	9,900,016

		32,806,118

Construction & Engineering—0.7%
KBR, Inc.	273,600	8,777,088

Consumer Finance—1.2%
Discover Financial Services	333,375	14,948,535

Containers & Packaging—1.1%
Packaging Corp. of America	213,645	9,586,251
Rock-Tenn Co.	48,498	4,500,130

		14,086,381

Diversified Financial Services—5.8%
Bank of America Corp.	1,879,500	22,892,310
Citigroup, Inc.	495,073	21,902,030

Diversified Financial Services—(Continued)
JPMorgan Chase & Co.	514,583	$24,422,109
Moody’s Corp.	90,975	4,850,787

		74,067,236

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	181,500	8,920,725

Electronic Equipment, Instruments & Components—0.4%
Avnet, Inc. (a)	148,800	5,386,560

Energy Equipment & Services—0.4%
Oceaneering International, Inc.	76,900	5,106,929

Food & Staples Retailing—2.6%
CVS Caremark Corp.	367,775	20,223,947
Wal-Mart Stores, Inc.	173,400	12,975,522

		33,199,469

Health Care Providers & Services—0.8%
McKesson Corp.	93,400	10,083,464

Industrial Conglomerates—2.0%
3M Co.	202,200	21,495,882
General Electric Co.	195,450	4,518,804

		26,014,686

Insurance—2.7%
Allied World Assurance Co. Holdings AG	9,500	880,840
American Financial Group, Inc.	44,775	2,121,440
American International Group, Inc. (a)	264,300	10,260,126
The Chubb Corp.	113,575	9,941,220
The Travelers Cos., Inc.	140,350	11,816,066

		35,019,692

Internet Software & Services—2.3%
Google, Inc. (Class A) (a)	37,650	29,895,229

IT Services—3.5%
Alliance Data Systems Corp. (a) (b)	10,200	1,651,278
International Business Machines Corp.	39,375	8,398,688
MasterCard, Inc.	37,050	20,048,866
Teradata Corp. (a)	251,700	14,726,967

		44,825,799

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	223,800	9,392,886

Machinery—0.9%
Cummins, Inc.	12,750	1,476,578
Ingersoll-Rand plc	188,600	10,374,886

		11,851,464

Media—3.9%
Comcast Corp. (Class A)	433,600	18,215,536

MSF-36

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
News Corp. (Class A)	701,375	$21,405,965
Time Warner Cable, Inc.	106,965	10,275,058

		49,896,559

Multiline Retail—0.5%
Dillard’s, Inc.	48,300	3,793,965
Nordstrom, Inc. (b)	55,725	3,077,692

		6,871,657

Oil, Gas & Consumable Fuels—6.8%
Chevron Corp.	143,775	17,083,345
Exxon Mobil Corp.	193,775	17,461,065
Marathon Oil Corp.	279,225	9,415,467
Marathon Petroleum Corp.	194,325	17,411,520
PBF Energy, Inc. (b)	196,975	7,321,561
Suncor Energy, Inc.	469,840	14,099,898
Tesoro Corp.	85,290	4,993,730

		87,786,586

Paper & Forest Products—1.3%
Domtar Corp. (b)	45,700	3,547,234
International Paper Co.	290,425	13,527,996

		17,075,230

Pharmaceuticals—5.8%
Abbott Laboratories	193,575	6,837,069
AbbVie, Inc.	189,075	7,710,479
Eli Lilly & Co.	140,375	7,971,896
Johnson & Johnson	33,750	2,751,638
Merck & Co., Inc.	519,975	22,998,494
Pfizer, Inc.	859,425	24,803,005
Zoetis, Inc. (a)	34,700	1,158,980

		74,231,561

Semiconductors & Semiconductor Equipment—1.1%
KLA-Tencor Corp.	197,925	10,438,564
Teradyne, Inc. (a) (b)	250,100	4,056,622

		14,495,186

Software—3.2%
Activision Blizzard, Inc.	569,800	8,301,986
Microsoft Corp.	651,775	18,647,283
Oracle Corp.	451,500	14,601,510

		41,550,779

Specialty Retail—1.4%
PetSmart, Inc.	69,550	4,319,055
Ross Stores, Inc.	225,900	13,694,058

		18,013,113

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc.	116,685	6,885,582

Tobacco—0.5%
Philip Morris International, Inc.	66,275	$6,144,355

Total Common Stock (Identified Cost $662,932,250)		798,683,079

U.S. Treasury & Government Agencies—25.7%

Agency Sponsored Mortgage-Backed—14.1%
Fannie Mae 15 Yr.
2.500%, TBA	$2,000,000	2,074,688
3.000%, TBA	4,000,000	4,205,469
4.500%, TBA	1,900,000	2,043,910
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	294,542	306,450
3.500%, 01/01/27	1,469,411	1,562,786
3.500%, 02/01/27	1,345,810	1,427,591
3.500%, 04/01/27	1,480,474	1,576,452
3.500%, 06/01/27	2,752,142	2,930,563
4.000%, 02/01/25	1,584,150	1,695,451
4.000%, 09/01/25	297,417	318,314
4.000%, 10/01/25	790,734	846,291
4.000%, 01/01/26	233,632	250,047
4.000%, 04/01/26	126,802	137,732
4.000%, 07/01/26	660,837	707,474
4.000%, 08/01/26	341,083	365,154
4.500%, 02/01/25	317,166	341,286
4.500%, 04/01/25	42,837	46,094
4.500%, 07/01/25	242,009	260,414
4.500%, 06/01/26	4,898,271	5,270,784
Fannie Mae 30 Yr.
3.000%, TBA	7,400,000	7,622,562
3.500%, TBA	5,500,000	5,807,656
4.500%, TBA	600,000	647,156
5.500%, TBA	2,100,000	2,288,672
Fannie Mae 30 Yr. Pool
3.000%, 02/01/28	700,059	737,206
3.000%, 03/01/43	9,125,758	9,425,398
3.000%, 04/01/43	1,100,000	1,136,742
3.500%, 12/01/42	2,617,955	2,766,196
3.500%, 03/01/43	4,100,000	4,332,162
4.000%, 12/01/40	419,903	447,866
4.000%, 01/01/41	2,600,000	2,782,222
4.000%, 04/01/42	421,412	457,350
4.000%, 06/01/42	888,536	947,707
4.000%, 08/01/42	1,735,539	1,858,436
4.000%, 09/01/42	5,496,851	5,886,097
4.000%, 10/01/42	3,279,217	3,511,427
4.500%, 01/01/40	698,147	752,304
4.500%, 09/01/41	188,406	203,345
4.500%, 06/01/42	4,000,000	4,315,292
4.500%, 08/01/42	2,875,392	3,106,620
5.000%, 09/01/33	529,867	577,368
5.000%, 07/01/34	1,939,607	2,108,599
5.000%, 08/01/34	430,415	468,161
5.000%, 03/01/35	831,779	904,731
5.000%, 05/01/35	75,550	82,035

MSF-37

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 06/01/35	$515,494	$560,704
5.000%, 07/01/35	1,429,623	1,557,765
5.000%, 10/01/35	275,706	300,422
5.000%, 12/01/35	329,027	357,608
5.000%, 07/01/41	179,862	200,538
5.000%, 08/01/41	152,901	168,328
5.500%, 08/01/28	34,703	38,199
5.500%, 04/01/33	190,069	209,276
5.500%, 09/01/34	984,569	1,086,216
5.500%, 08/01/37	1,180,964	1,300,303
5.500%, 04/01/41	85,764	94,725
6.000%, 03/01/28	14,127	15,773
6.000%, 05/01/28	32,604	36,531
6.000%, 06/01/28	2,701	3,026
6.000%, 02/01/34	706,692	784,908
6.000%, 08/01/34	397,200	447,034
6.000%, 04/01/35	3,217,073	3,620,771
6.000%, 02/01/38	426,041	470,742
6.000%, 03/01/38	134,654	150,458
6.000%, 04/01/38	76,084	83,440
6.000%, 05/01/38	390,512	436,345
6.000%, 10/01/38	558,738	613,960
6.000%, 12/01/38	143,357	157,395
6.000%, 09/01/39	224,951	246,698
6.000%, 04/01/40	1,072,937	1,176,666
6.000%, 10/01/40	95,818	105,082
6.500%, 05/01/40	3,317,741	3,720,725
Fannie Mae ARM Pool
2.953%, 03/01/41 (c)	327,132	344,443
3.148%, 03/01/41 (c)	473,777	497,477
3.274%, 12/01/40 (c)	605,068	641,282
3.328%, 06/01/41 (c)	740,448	782,274
3.499%, 09/01/41 (c)	520,537	550,625
Fannie Mae REMICS (CMO)
4.000%, 08/25/19	982,712	1,036,832
FHLMC Multifamily Structured Pass-Through Certificates (CMO)
1.316%, 08/25/22 (c) (d)	3,935,414	384,628
1.514%, 06/25/22 (c) (d)	1,971,594	217,843
1.560%, 12/25/18 (c) (d)	3,259,566	250,348
1.748%, 03/25/22 (c) (d)	1,526,938	187,600
1.916%, 05/25/19 (c) (d)	2,543,729	236,442
2.615%, 01/25/23	1,710,000	1,712,486
3.974%, 01/25/21 (c)	1,400,000	1,579,005
Freddie Mac 30 Yr.
3.500%, TBA	7,800,000	8,188,477
4.000%, TBA	3,700,000	3,927,781
4.500%, TBA	600,000	641,719
5.000%, TBA	600,000	645,188
5.500%, TBA	2,100,000	2,274,480
Freddie Mac 30 Yr. Gold Pool
3.000%, 03/01/43	2,550,000	2,622,313
3.500%, 11/01/42	3,529,603	3,725,064
4.000%, 09/01/40	124,493	132,327
4.000%, 10/01/40	381,798	412,743

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 06/01/41	$306,506	$325,793
4.500%, 10/01/41	5,147,251	5,506,540
5.000%, 03/01/38	3,739,847	4,028,995
5.500%, 07/01/33	554,554	606,152
Freddie Mac ARM Non-Gold Pool
3.025%, 02/01/41 (c)	624,716	659,104
Freddie Mac Multi-Family Mortgage Trust (CMO)
3.741%, 04/25/45 (144A) (c)	500,000	488,767
4.023%, 11/25/44 (144A) (c)	215,000	219,380
Ginnie Mae (CMO)
1.013%, 02/16/53 (c) (d)	3,410,054	295,297
Ginnie Mae 30 Yr.
3.500%, TBA	100,000	106,922
4.000%, TBA	4,900,000	5,300,613
4.500%, TBA	2,100,000	2,295,890
5.000%, TBA	4,700,000	5,111,250
5.500%, TBA	1,500,000	1,641,797
Ginnie Mae I 15 Yr. Pool
6.500%, 07/15/14	1,475	1,531
7.500%, 12/15/14	44,475	45,655
Ginnie Mae I 30 Yr. Pool
4.000%, 09/15/40	610,629	669,521
4.000%, 03/15/41	335,947	366,458
4.000%, 08/15/41	178,838	195,080
4.000%, 10/15/41	279,122	304,471
4.000%, 12/15/41	175,792	191,757
4.000%, 03/15/42	84,497	92,223
4.000%, 07/15/42	1,180,650	1,291,214
4.000%, 08/15/42	98,996	108,049
4.000%, 09/15/42	99,063	108,122
9.000%, 11/15/19	7,563	7,597
Ginnie Mae II 30 Yr. Pool
4.500%, 05/20/41	5,555,016	6,144,715
4.500%, 02/15/42	5,347,319	5,852,139

		180,440,307

Federal Agencies—0.7%
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17	400,000	466,568
Federal Home Loan Bank
5.500%, 07/15/36	360,000	482,141
5.625%, 06/13/16	1,640,000	1,898,598
Federal National Mortgage Association
Zero Coupon, 10/09/19	1,615,000	1,431,236
5.125%, 01/02/14	1,205,000	1,249,069
Tennessee Valley Authority
5.250%, 09/15/39	2,390,000	3,049,468
5.980%, 04/01/36	430,000	593,286

		9,170,366

U.S. Treasury—10.9%
U.S. Treasury Bonds
2.750%, 08/15/42 (g)	1,115,000	1,034,510
3.125%, 02/15/43 (g)	51,810,000	51,907,144

MSF-38

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	$1,691,573	$1,765,448
U.S. Treasury Notes
0.250%, 02/28/15	5,740,000	5,740,448
0.375%, 03/15/16	13,765,000	13,773,603
0.750%, 02/28/18 (g)	24,580,000	24,574,248
1.000%, 11/30/19 (e)	6,763,000	6,693,788
1.625%, 11/15/22	1,057,100	1,038,353
2.000%, 02/15/23 (g)	33,217,000	33,637,394

		140,164,936

Total U.S. Treasury & Government Agencies (Identified Cost $325,875,747)		329,775,609

Corporate Bonds & Notes—10.8%

Auto Manufacturers—0.0%
Ford Motor Co.
4.750%, 01/15/43	652,000	606,818

Auto Parts & Equipment—0.0%
BorgWarner, Inc.
4.625%, 09/15/20	335,000	368,537

Banks—1.9%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	115,000	163,796
Bank of America Corp. 2.000%, 01/11/18	1,640,000	1,632,199
3.300%, 01/11/23	740,000	729,684
3.875%, 03/22/17	720,000	774,548
5.650%, 05/01/18	3,570,000	4,129,801
5.700%, 01/24/22	1,528,000	1,789,809
6.500%, 08/01/16	325,000	374,297
Caixa Economica Federal 2.375%, 11/06/17 (144A)	580,000	563,470
3.500%, 11/07/22 (144A)	285,000	272,175
Canadian Imperial Bank of Commerce 2.600%, 07/02/15 (144A)	680,000	711,144
Citigroup, Inc. 4.450%, 01/10/17	280,000	308,262
4.587%, 12/15/15	3,505,000	3,799,311
Commerzbank AG 6.375%, 03/22/19 (EUR)	300,000	402,817
Eksportfinans ASA 5.500%, 05/25/16 (b)	530,000	550,548
Fifth Third Capital Trust IV 6.500%, 04/15/67 (c)	695,000	696,737
HSBC Bank Brasil S.A. 4.000%, 05/11/16 (c)	1,900,000	1,973,625
JPMorgan Chase & Co. 3.200%, 01/25/23	775,000	773,746
3.250%, 09/23/22	407,000	406,372
KFW 1.375%, 07/15/13	845,000	847,450

Banks—(Continued)
Landsbanki Islands Hf 6.100%, 12/31/49 (144A) (f)	$320,000	$23,200
Sberbank of Russia 6.125%, 02/07/22	438,000	489,465
State Street Capital Trust IV 1.280%, 06/01/77 (c)	90,000	72,337
The Goldman Sachs Group, Inc. 3.625%, 01/22/23	1,870,000	1,883,152
5.750%, 01/24/22	452,000	525,551
Wells Fargo & Co. 3.450%, 02/13/23	670,000	674,502

		24,567,998

Beverages—0.1%
Pernod-Ricard S.A. 4.450%, 01/15/22	591,000	649,099

Biotechnology—0.1%
Life Technologies Corp. 6.000%, 03/01/20	650,000	729,262

Chemicals—0.1%
LyondellBasell Industries NV 5.000%, 04/15/19	620,000	700,600

Coal—0.1%
CONSOL Energy, Inc. 8.250%, 04/01/20 (b)	93,000	102,998
Peabody Energy Corp. 6.000%, 11/15/18	82,000	87,125
6.250%, 11/15/21	528,000	549,120

		739,243

Commercial Services—0.1%
United Rentals N.A., Inc. 7.625%, 04/15/22	1,098,000	1,227,015

Containers & Packaging—0.1%
Rock Tenn Co. 4.000%, 03/01/23	751,000	766,020

Diversified Financial Services—0.7%
Discover Financial Services 3.850%, 11/21/22	800,000	823,430
Ford Motor Credit Co., LLC 4.250%, 09/20/22	795,000	821,990
5.000%, 05/15/18	1,188,000	1,308,475
6.625%, 08/15/17	390,000	454,825
General Electric Capital Corp. 3.100%, 01/09/23	985,000	975,212
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (f)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (f)	1,770,000	177
6.750%, 12/28/17 (f)	2,505,000	251

MSF-39

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
Northern Rock Asset Management plc 5.625%, 06/22/17	$440,000	$509,905
Novus USA Trust 2013-1 1.587%, 02/28/14 (144A) (c)	960,000	960,000
Tiers Trust 2.043%, 05/12/14 (144A) (c)	2,838,000	2,841,548
ZFS Finance USA Trust V 6.500%, 05/09/67 (144A) (c)	500,000	535,000

		9,230,846

Electric—1.3%
Dominion Resources, Inc. 1.950%, 08/15/16	880,000	907,487
Duke Energy Carolinas, LLC 4.250%, 12/15/41	515,000	527,937
Electricite de France S.A. 5.250%, 12/29/49 (144A) (c)	400,000	397,376
Energy Future Intermediate Holding Co., LLC 10.000%, 12/01/20	2,590,000	2,936,412
Florida Power & Light Co. 5.950%, 02/01/38	525,000	682,205
Georgia Power Co. 3.000%, 04/15/16	1,095,000	1,166,913
Hydro-Quebec 8.050%, 07/07/24	2,850,000	4,162,186
8.400%, 01/15/22	1,010,000	1,441,946
Jersey Central Power & Light Co. 7.350%, 02/01/19	330,000	420,288
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,386,354
6.500%, 09/15/37	725,000	941,224
Southern California Edison Co. 5.950%, 02/01/38	475,000	614,573
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	328,000	371,947
8.875%, 11/15/18	181,000	240,491
Trans-Allegheny Interstate Line Co. 4.000%, 01/15/15	345,000	362,014

		16,559,353

Food—0.1%
Kraft Foods Group, Inc. 5.000%, 06/04/42	527,000	565,057
Mondelez International, Inc. 6.500%, 08/11/17	960,000	1,159,148

		1,724,205

Health Care Products—0.2%
Boston Scientific Corp. 6.000%, 01/15/20	380,000	444,169
6.250%, 11/15/15 (c)	1,774,000	1,989,589

		2,433,758

Health Care Services—0.2%
Coventry Health Care, Inc. 5.450%, 06/15/21	$569,000	$670,596
HCA, Inc. 7.250%, 09/15/20	520,000	575,250
Tenet Healthcare Corp. 6.250%, 11/01/18	690,000	765,900
8.875%, 07/01/19	225,000	253,125
UnitedHealth Group, Inc. 3.375%, 11/15/21	230,000	242,812
WellPoint, Inc. 3.700%, 08/15/21	375,000	396,030

		2,903,713

Household Products—0.1%
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (c)	625,000	665,625
7.875%, 08/15/19	715,000	788,287

		1,453,912

Insurance—0.9%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (c)	800,000	1,143,524
American International Group, Inc. 3.800%, 03/22/17	1,170,000	1,266,028
4.875%, 06/01/22 (b)	1,091,000	1,234,236
5.450%, 05/18/17	505,000	578,494
8.175%, 05/15/68 (c)	360,000	484,650
AXA S.A. 5.250%, 04/16/40 (EUR) (c)	550,000	728,587
Lincoln National Corp. 7.000%, 06/15/40	120,000	158,073
Manulife Financial Corp. 3.400%, 09/17/15	960,000	1,009,851
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (c)	500,000	744,386
Prudential Financial, Inc. 4.750%, 09/17/15	877,000	955,457
5.200%, 03/15/44	30,000	30,075
5.375%, 06/21/20	770,000	908,133
5.875%, 09/15/42	1,081,000	1,151,265
XL Group plc
6.500%, 12/29/49 (b) (c)	700,000	684,250

		11,077,009

Media—1.0%
CBS Corp.
4.625%, 05/15/18	215,000	240,261
5.750%, 04/15/20	340,000	400,325
8.875%, 05/15/19	380,000	507,536
CC Holdings GS V, LLC
3.849%, 04/15/23 (144A)	519,000	522,873
Comcast Corp.
4.650%, 07/15/42	277,000	281,891
5.875%, 02/15/18	205,000	247,312

MSF-40

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Media—(Continued)
COX Communications, Inc.
3.250%, 12/15/22 (144A)	$1,353,000	$1,374,496
4.700%, 12/15/42 (144A)	32,000	31,494
8.375%, 03/01/39 (144A)	1,510,000	2,236,861
NBCUniversal Enterprise, Inc.
5.250%, 12/31/49 (144A)	500,000	505,355
NBCUniversal Media, LLC
2.875%, 01/15/23 (c)	991,000	982,283
4.375%, 04/01/21	1,090,000	1,226,415
5.150%, 04/30/20	946,000	1,121,162
TCI Communications, Inc.
7.875%, 02/15/26	1,159,000	1,603,058
Time Warner Cable, Inc.
4.500%, 09/15/42	982,000	892,663
Time Warner, Inc.
4.700%, 01/15/21	270,000	304,456

		12,478,441

Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 03/15/20 (144A)	838,000	840,799
3.550%, 03/01/22	280,000	278,322
3.875%, 03/15/23 (144A)	508,000	509,470
5.450%, 03/15/43 (144A)	295,000	291,547
Novelis, Inc.
8.750%, 12/15/20	1,095,000	1,234,612

		3,154,750

Oil & Gas—1.4%
Anadarko Petroleum Corp.
5.950%, 09/15/16	993,000	1,143,049
Laredo Petroleum, Inc.
7.375%, 05/01/22	440,000	481,800
Linn Energy, LLC
6.250%, 11/01/19 (144A)	800,000	818,000
MEG Energy Corp.
6.375%, 01/30/23 (144A) (b)	235,000	244,400
6.500%, 03/15/21	1,360,000	1,448,400
Murphy Oil Corp.
2.500%, 12/01/17	758,000	761,145
3.700%, 12/01/22	1,023,000	993,848
4.000%, 06/01/22	171,000	170,486
5.125%, 12/01/42	125,000	116,790
Nexen, Inc.
5.875%, 03/10/35	30,000	36,232
6.400%, 05/15/37	340,000	439,219
7.500%, 07/30/39	825,000	1,199,480
Noble Holding International, Ltd.
3.950%, 03/15/22 (b)	335,000	344,959
Novatek OAO
4.422%, 12/13/22 (144A)	355,000	351,894
Petrobras International Finance Co.
3.875%, 01/27/16	1,835,000	1,920,302
Pride International, Inc.
6.875%, 08/15/20	320,000	401,180

Oil & Gas—(Continued)
Range Resources Corp.
5.750%, 06/01/21	$155,000	$166,238
7.250%, 05/01/18	1,705,000	1,773,200
Rosneft Oil Co.
4.199%, 03/06/22 (144A)	290,000	287,463
Sibur Securities, Ltd.
3.914%, 01/31/18 (144A)	200,000	196,500
Transocean, Inc.
2.500%, 10/15/17	1,210,000	1,225,313
5.050%, 12/15/16	860,000	955,543
6.000%, 03/15/18	2,335,000	2,644,628
Valero Energy Corp.
6.625%, 06/15/37	136,000	165,715

		18,285,784

Paper & Forest Products—0.2%
Fibria Overseas Finance, Ltd.
6.750%, 03/03/21	150,000	165,675
International Paper Co.
4.750%, 02/15/22	1,921,000	2,162,324
International Paper Co.
6.000%, 11/15/41 (b)	505,000	587,556

		2,915,555

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	799,000	801,060
3.650%, 11/10/21	290,000	308,618
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	700,000	744,940

		1,854,618

Pipelines—0.4%
Energy Transfer Partners, L.P.
3.600%, 02/01/23	850,000	845,851
6.500%, 02/01/42	868,000	991,797
Enterprise Products Operating, LLC
4.450%, 02/15/43	335,000	322,133
The Williams Cos., Inc.
3.700%, 01/15/23	510,000	506,282
7.875%, 09/01/21	516,000	659,336
Western Gas Partners, L.P.
4.000%, 07/01/22	385,000	398,266
5.375%, 06/01/21	1,368,000	1,547,279

		5,270,944

Real Estate—0.1%
Realogy Corp.
7.875%, 02/15/19 (144A)	847,000	927,465

Real Estate Investment Trusts—0.2%
Ventas Realty, L.P. 2.700%, 04/01/20	177,000	177,588
4.750%, 06/01/21	415,000	461,206

MSF-41

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Real Estate Investment Trusts—(Continued)
Vornado Realty, L.P.
5.000%, 01/15/22	$1,165,000	$1,290,617

		1,929,411

Retail—0.2%
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23	750,000	725,849
7.450%, 07/15/17	817,000	1,004,351
QVC, Inc.
4.375%, 03/15/23 (144A)	35,000	35,383
5.950%, 03/15/43 (144A)	120,000	119,498
7.500%, 10/01/19	590,000	652,044

		2,537,125

Software—0.0%
First Data Corp.
7.375%, 06/15/19	280,000	297,850

Telecommunications—0.9%
America Movil SAB de C.V.
2.375%, 09/08/16	1,140,000	1,172,686
3.125%, 07/16/22	909,000	891,411
4.375%, 07/16/42	411,000	378,805
Cricket Communications, Inc.
7.750%, 05/15/16	621,000	648,169
Crown Castle Towers, LLC
6.113%, 01/15/40 (144A)	2,265,000	2,770,994
Intelsat Jackson Holdings S.A.
7.250%, 04/01/19	611,000	667,517
Level 3 Financing, Inc.
8.125%, 07/01/19	581,000	639,100
MetroPCS Wireless, Inc.
7.875%, 09/01/18 (b)	42,000	45,885
SBA Tower Trust
5.101%, 04/15/42 (144A)	560,000	629,858
Sprint Capital Corp.
6.875%, 11/15/28	240,000	245,400
Sprint Nextel Corp.
9.000%, 11/15/18	1,470,000	1,817,287
Verizon Communications, Inc.
3.850%, 11/01/42	875,000	756,780
VimpelCom Holdings BV
7.504%, 03/01/22 (c)	200,000	222,560
Virgin Media Secured Finance plc
6.500%, 01/15/18	690,000	734,850

		11,621,302

Transportation—0.1%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/23	792,000	798,059
DP World Sukuk, Ltd.
6.250%, 07/02/17	820,000	916,350

		1,714,409

Total Corporate Bonds & Notes (Identified Cost $136,887,804)		138,725,042

Asset-Backed Securities—5.3%
Security Description	Principal Amount	Value

Asset Backed - Automobile—2.0%
AmeriCredit Automobile Receivables Trust
1.310%, 11/08/17	$265,000	$266,514
1.930%, 08/08/18	415,000	420,391
2.290%, 11/08/18 (c)	485,000	489,061
2.420%, 05/08/18	440,000	452,794
2.640%, 10/10/17	430,000	443,147
3.440%, 10/08/17 (c)	565,000	591,547
AUTO ABS 2012-2 Srl
2.800%, 04/27/25 (EUR)	765,083	992,670
CarMax Auto Owner Trust
3.090%, 08/15/18	205,000	211,891
Chesapeake Funding, LLC
1.803%, 11/07/23 (144A) (c)	390,000	393,556
2.203%, 11/07/23 (144A) (c)	255,000	257,315
Credit Acceptance Auto Loan Trust
2.060%, 04/16/18	277,991	278,038
DT Auto Owner Trust
2.260%, 10/16/17 (144A) (c)	480,000	482,641
3.380%, 10/16/17 (144A) (c)	280,000	283,616
4.030%, 02/15/17 (144A)	355,000	360,719
4.940%, 07/16/18 (144A)	565,000	582,815
Ford Credit Floorplan Master Owner Trust
1.390%, 09/15/16	305,000	306,610
1.703%, 01/15/16 (c)	620,000	624,021
2.070%, 09/15/15 (144A)	415,000	417,434
2.090%, 09/15/16	535,000	537,839
2.303%, 01/15/16 (c)	580,000	583,515
2.370%, 09/15/15	530,000	532,985
2.410%, 09/15/15 (144A)	220,000	221,128
2.860%, 09/15/15	365,000	367,715
2.860%, 01/15/19 (c)	139,000	145,868
3.500%, 01/15/19 (c)	265,000	279,262
Hyundai Auto Receivables Trust
2.610%, 05/15/18	360,000	367,664
Santander Drive Auto Receivables Trust
1.210%, 10/16/17 (144A) (c)	1,260,000	1,262,035
1.330%, 05/15/17	510,000	512,776
1.330%, 03/15/18	1,210,000	1,209,250
1.480%, 05/15/17	252,228	253,281
1.560%, 08/15/18	730,000	737,124
1.780%, 11/15/18 (144A) (c)	2,360,000	2,376,190
1.940%, 12/15/16 (c)	1,115,000	1,132,056
1.940%, 03/15/18 (c)	350,000	354,201
1.950%, 03/15/19	1,990,000	1,989,083
2.700%, 08/15/18	350,000	365,287
2.720%, 05/16/16 (c)	330,000	338,120
2.940%, 12/15/17 (c)	520,000	540,141
3.010%, 04/16/18 (c)	1,520,000	1,577,740
3.200%, 02/15/18 (c)	1,175,000	1,221,780
3.780%, 11/15/17 (c)	445,000	465,652

		25,225,472

Asset Backed - Credit Card—0.2%
World Financial Network Credit Card Master Trust 2.150%, 04/17/23 (c)	1,570,000	1,596,506

MSF-42

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Credit Card—(Continued)
World Financial Network Credit Card Master Trust
2.230%, 08/15/22	$1,270,000	$1,307,766

		2,904,272

Asset Backed - Home Equity—0.0%
Home Equity Asset Trust
0.314%, 07/25/37 (c)	58,963	58,527
Morgan Stanley Home Equity Loan Trust
0.524%, 09/25/35 (c)	341,361	327,972
RASC Trust
6.349%, 03/25/32	101,216	96,619

		483,118

Asset Backed - Other—1.9%
321 Henderson Receivables I, LLC
3.820%, 12/15/48	895,147	968,131
4.070%, 01/15/48	382,556	421,950
5.560%, 07/15/59	1,492,942	1,765,223
Alm Loan Funding
1.722%, 10/19/24 (144A) (c)	1,410,000	1,416,466
Ares CLO, Ltd.
3.428%, 10/12/23 (144A) (c)	415,000	417,475
Carlyle Global Market Strategies
1.778%, 01/20/25 (144A) (c)	1,935,000	1,945,093
Cavalry CLO II
2.376%, 01/17/24 (144A) (c)	990,000	984,090
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	196,283	200,819
Countrywide Asset-Backed Certificates 0.654%, 03/25/47 (144A) (c)	381,544	200,464
0.874%, 07/25/34 (c)	212,542	198,518
5.071%, 04/25/35 (c)	546,757	333,837
CT CDO IV, Ltd. 0.513%, 10/20/43 (144A) (c)	673,126	624,661
Finance America Mortgage Loan Trust 1.254%, 09/25/33 (c)	151,492	143,803
Fremont Home Loan Trust 1.254%, 12/25/33 (c)	149,329	145,015
GMAC Mortgage Corp. Loan Trust 0.444%, 10/25/34 (144A) (c)	264,868	214,270
GoldenTree Loan Opportunities VII, Ltd. 1.433%, 04/25/25 (144A) (c)	790,000	783,581
Greenpoint Mortgage Funding Trust 0.804%, 09/25/34 (c)	51,383	50,623
HLSS Servicer Advance Receivables Backed Notes 1.340%, 10/15/43 (144A)	220,000	220,550
1.495%, 01/16/46 (144A)	1,580,000	1,590,744
1.990%, 10/15/45 (144A)	440,000	448,536
ING Investment Management Co. 1.754%, 10/15/22 (144A) (c)	1,845,000	1,854,524
1.834%, 10/15/22 (144A) (c)	1,030,000	1,036,584

Asset Backed - Other—(Continued)
JGWPT XXIV, LLC 4.940%, 09/15/56 (144A)	$1,492,175	$1,723,900
KKR Financial CL 2007-A Corp. 1.054%, 10/15/17 (144A) (c)	1,298,075	1,289,924
Knollwood CDO, Ltd. 3.505%, 01/10/39 (c)	524,943	5
Long Beach Mortgage Loan Trust 1.854%, 02/25/34 (c)	184,565	158,616
Northwoods Capital Corp. 1.791%, 01/18/24 (144A) (c)	615,000	618,120
2.621%, 01/18/24 (144A) (c)	580,000	582,633
OZLM Funding, Ltd. 2.208%, 10/30/23 (144A) (c)	1,070,000	1,088,713
PFS Financing Corp. 1.403%, 02/15/16 (144A) (c)	620,000	624,050
Structured Asset Securities Corp. 0.454%, 11/25/37 (c)	71,179	68,810
Vibrant CLO, Ltd. A1 2012-1 1.790%, 07/17/24 (144A) (c)	1,920,000	1,923,400
Vibrant CLO, Ltd. A2 2012-1 2.710%, 07/17/24 (144A) (c)	500,000	503,149

		24,546,277

Asset Backed - Student Loan—1.2%
Nelnet Student Loan Trust 0.398%, 08/23/27 (c)	695,000	681,494
1.938%, 11/25/24 (c)	796,000	847,445
Scholar Funding Trust 1.201%, 10/28/43 (c)	526,609	528,419
SLM Student Loan Trust 0.480%, 06/15/21 (c)	1,108,406	1,090,960
0.953%, 10/16/23 (144A) (c)	720,473	723,897
1.253%, 05/17/27 (144A) (c)	1,550,000	1,549,992
1.303%, 08/15/23 (144A) (c)	792,095	799,772
1.603%, 08/15/25 (144A) (c)	374,149	379,879
1.770%, 05/17/27 (144A)	1,800,000	1,799,545
2.001%, 07/25/23 (c)	635,000	669,498
2.090%, 06/15/45 (144A)	530,000	540,542
2.500%, 03/15/47 (144A)	690,000	654,817
2.950%, 02/15/46 (144A)	1,810,000	1,902,529
3.330%, 10/15/46 (144A) (c)	1,550,000	1,654,715
3.480%, 10/15/30 (144A)	110,000	117,782
3.740%, 02/15/29 (144A)	200,000	217,457
3.830%, 01/17/45	445,000	487,156
4.540%, 10/17/44 (144A)	610,000	685,332

		15,331,231

Total Asset-Backed Securities (Identified Cost $67,917,984)		68,490,370

Mortgage-Backed Securities—5.0%

Collateralized-Mortgage Obligation—0.9%
Countrywide Alternative Loan Trust 5.500%, 11/25/35	2,106,465	1,806,041

MSF-43

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Countrywide Alternative Loan Trust
5.500%, 04/25/37	$950,403	$736,280
6.500%, 09/25/37	3,663,372	2,864,233
Countrywide Home Loan Mortgage Pass-Through Trust 0.404%, 04/25/46 (c)	583,649	397,402
0.544%, 02/25/35 (c)	325,005	297,399
Credit Suisse Mortgage Capital Certificates 4.567%, 05/27/36 (c)	1,007,028	963,017
4.741%, 08/27/46 (c)	1,130,040	979,148
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.354%, 12/25/36 (c)	777,943	600,551
Deutsche Mortgage Securities, Inc. 5.234%, 06/26/35 (144A) (c)	280,000	284,507
GSR Mortgage Loan Trust 6.000%, 07/25/37	1,056,700	996,090
Indymac INDA Mortgage Loan Trust 5.386%, 09/25/36 (c)	625,881	512,046
Indymac Index Mortgage Loan Trust 0.824%, 06/25/34 (c)	55,794	52,344
2.779%, 10/25/35 (c)	192,259	163,710
JPMorgan Mortgage Trust 5.500%, 03/25/22	109,445	108,819
6.500%, 08/25/36	267,024	243,467
MASTR Adjustable Rate Mortgages Trust 2.289%, 09/25/33 (c)	257,173	253,069
MASTR Reperforming Loan Trust 5.053%, 05/25/36 (144A) (c)	310,341	294,328
WaMu Mortgage Pass-Through Certificates 5.039%, 08/25/36 (c)	230,616	210,629

		11,763,080

Commercial Mortgage-Backed Securities—4.1%
Banc of America Commercial Mortgage Trust 5.482%, 01/15/49 (c)	80,000	87,945
5.623%, 06/10/49 (c)	590,000	670,625
Banc of America Large Loan, Inc. 2.503%, 11/15/15 (144A) (c)	927,562	932,633
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.077%, 11/10/42 (c)	3,630,000	3,697,340
Bayview Commercial Asset Trust 0.434%, 07/25/36 (144A) (c)	448,766	350,966
0.474%, 04/25/36 (144A) (c)	60,352	60,271
BB-UBS Trust 2012-SHOW 0.596%, 11/05/36 (144A) (c) (d)	10,235,000	621,449
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (c)	170,000	187,082
Citigroup Commercial Mortgage Trust 6.053%, 12/10/49 (c)	440,000	508,272
Cobalt CMBS Commercial Mortgage Trust 5.223%, 08/15/48	790,000	881,584

Commercial Mortgage-Backed Securities—(Continued)
COMM 2010-RR1 Mortgage Trust 5.543%, 12/11/49 (144A) (c)	$320,000	$358,340
COMM 2013-GAM 3.367%, 02/10/28 (144A)	680,000	699,507
Commercial Mortgage Pass-Through Certificates 1.710%, 03/10/46 (c) (d)	7,680,000	686,454
2.254%, 05/15/45 (c) (d)	6,666,085	913,974
3.400%, 10/05/30 (144A) (c)	845,000	853,753
5.311%, 12/15/39	4,000,000	4,479,336
5.347%, 12/10/46	665,000	745,256
5.467%, 09/15/39	364,694	408,571
Commercial Mortgage Trust 2007-GG11 5.867%, 12/10/49 (c)	770,000	871,154
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	125,000	128,949
DBRR Trust 0.946%, 09/25/45 (144A)	2,201,034	2,206,954
5.732%, 06/17/49 (c)	510,000	587,417
Extended Stay America Trust 2013-ESH 2.675%, 12/05/31 (144A) (c)	1,120,000	1,124,645
2.958%, 12/05/31 (144A) (c)	535,000	541,089
FREMF Mortgage Trust 3.563%, 08/25/45 (144A) (c)	540,000	552,080
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	2,239,945	2,282,634
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	210,000	231,627
5.736%, 12/10/49	280,000	323,351
5.866%, 07/10/38 (c)	410,000	411,180
GS Mortgage Securities Corp. II 3.249%, 11/08/29 (144A) (d)	4,270,000	292,550
3.435%, 12/05/27 (144A) (c)	1,080,000	977,197
3.633%, 06/05/31	130,000	136,119
5.591%, 11/10/39	230,000	259,121
5.622%, 11/10/39	880,000	860,490
GS Mortgage Securities Trust 2007-GG10 5.791%, 08/10/45 (c)	310,000	354,724
JPMorgan Chase Commercial Mortgage Securities Corp. 2.044%, 06/15/45 (c) (d)	3,124,007	356,818
4.674%, 07/05/32 (144A) (c)	500,000	531,815
5.447%, 06/12/47	377,715	390,062
5.451%, 12/12/44 (c)	650,000	701,085
5.883%, 02/12/51 (c)	925,012	1,086,570
5.951%, 06/15/43	1,150,000	1,394,152
6.125%, 02/12/51 (c)	698,968	757,778
JPMorgan Chase Commercial Mortgage Securities Trust 4.300%, 12/15/47	520,000	529,497
LB-UBS Commercial Mortgage Trust 5.205%, 04/15/30 (c)	430,000	453,941
5.858%, 07/15/40 (c)	575,000	659,100

MSF-44

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (c)	$570,000	$656,057
Merrill Lynch Mortgage Trust 2005-CKI1 5.274%, 11/12/37 (c)	1,000,000	1,070,475
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,889,199
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (c)	149,497	145,607
Morgan Stanley Capital I 5.575%, 04/12/49 (c)	1,120,000	1,222,119
Morgan Stanley Capital I Trust 2.691%, 03/15/45 (144A) (c) (d)	5,847,956	838,240
Morgan Stanley Capital I, Inc. 6.340%, 07/15/30 (144A)	265,512	269,207
Morgan Stanley Capital Trust 2007-IQ13 5.406%, 03/15/44	360,000	400,085
Morgan Stanley Re-REMIC Trust Zero Coupon, 07/17/56 (144A)	940,000	878,618
1.000%, 03/27/51	817,730	804,319
2.000%, 07/27/49	809,188	819,303
2.500%, 03/23/51	674,483	681,228
Motel 6 Trust 2.743%, 10/05/25 (144A)	390,000	391,676
RBSCF Trust 5.926%, 02/16/51 (c)	2,261,964	2,605,375
S2 Hospitality, LLC 4.500%, 04/15/25 (144A)	427,613	427,718
STRIPS 2012-1, Ltd. 1.500%, 12/25/44 (144A)	1,269,810	1,254,984
Wells Fargo Re-REMIC Trust 1.750%, 08/20/21 (144A)	813,030	813,794
WF-RBS Commercial Mortgage Trust 1.852%, 12/15/45 (144A) (c) (d)	6,654,524	819,046

		52,132,507

Total Mortgage-Backed Securities (Identified Cost $60,936,742)		63,895,587

Foreign Government—1.5%

Sovereign—1.5%
Argentine Republic Government International Bond 2.500%, 12/31/38 (h)	130,000	40,625
2.500%, 12/31/38 (c)	335,000	104,688
Brazilian Government International Bond 7.125%, 01/20/37	230,000	319,125
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR)	5,212,586	7,114,068
Italy Buoni Poliennali Del Tesoro 4.750%, 06/01/17 (EUR)	375,000	505,219
5.250%, 08/01/17 (EUR)	2,035,000	2,800,296

Sovereign—(Continued)
Mexican Bonos 7.750%, 12/14/17 (MXN)	$2,011,000	$184,023
8.500%, 11/18/38 (MXN)	2,839,000	310,186
Mexico Government International Bond 5.125%, 01/15/20	1,175,000	1,375,925
5.625%, 01/15/17	475,000	546,250
6.750%, 09/27/34	215,000	285,950
Poland Government International Bond 5.125%, 04/21/21	450,000	519,750
6.375%, 07/15/19	170,000	208,854
Russian Foreign Bond 7.500%, 03/31/30	1,918,125	2,376,077
South Africa Government International Bond 4.665%, 01/17/24	340,000	363,800
5.500%, 03/09/20	365,000	417,012
Turkey Government International Bond 5.625%, 03/30/21	490,000	558,845
6.250%, 09/26/22	450,000	533,250
7.000%, 03/11/19	340,000	410,550

Total Foreign Government (Identified Cost $18,364,406)		18,974,493

Options Purchased—0.6%

Call Options—0.5%
10 Year Right-to-Receive Fixed Swaption 2.418%, Expires 03/07/14 (Counterparty-JP Morgan Securities)	35,700,000	1,111,669
USD Currency, Strike Price JPY 100.30, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	4,530,000	46,220
USD Currency, Strike Price JPY 81.50, Expires 04/03/13 (Counterparty-Citibank N.A.)	10,030,000	1,342,756
USD Currency, Strike Price JPY 84.00, Expires 04/03/13 (Counterparty-Barclays Bank plc)	19,835,000	2,128,434
USD Currency, Strike Price JPY 88.00, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	13,500,000	874,800
USD Currency, Strike Price JPY 90.00, Expires 04/03/13 (Counterparty-Deutsche Bank Securities)	13,500,000	588,101
USD Currency, Strike Price JPY 90.00, Expires 04/03/13 (Counterparty-Goldman Sachs)	4,059,000	176,822
USD Currency, Strike Price JPY 94.00, Expires 04/03/13 (Counterparty-Credit Suisse Securities, LLC)	17,559,000	105,653

		6,374,455

MSF-45

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Purchased—(Continued)

Security Description	Notional Amount/ Principal Amount/Shares	Value

Put Options—0.1%
10 Year Right-to-Pay Fixed Swaption 2.418%, Expires 03/07/14 (Counterparty-JP Morgan Securities)	35,700,000	$882,493
20 Year Right-to-Pay Fixed Swaption 1.88%, Expires 11/27/13 (Counterparty-Deutsche Bank AG) (JPY)	430,105,000	68,376
AUD Currency, Strike Price USD 1.00, Expires 05/28/13 (Counterparty-Goldman Sachs) (AUD)	4,580,000	11,731
AUD Currency, Strike Price USD 1.01, Expires 06/12/13 (Counterparty-JP Morgan Securities) (AUD)	6,250,000	35,920
Eurodollar Midcurve 2 Year Futures @ 98.75, Expires 09/13/13	980,000	39,200
Eurodollar Midcurve 2 Year Futures @ 99.25, Expires 09/13/13	347,500	52,125

		1,089,845

Total Options Purchased (Identified Cost $3,988,438)		7,464,300

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$530,000	612,791
5.500%, 06/15/43	630,000	745,624

Total Municipal Bonds & Notes (Identified Cost $1,143,489)		1,358,415

Term Loans—0.1%

Lodging—0.1%
Hilton Fort Lauderdale 7.402%, 02/22/16	1,000,000	994,607
Motel 6 Operating, L.P. 10.000%, 10/15/17	900,000	900,000

Total Term Loans (Identified Cost $1,894,761)		1,894,607

Preferred Stock—0.1%

Diversified Financial Services—0.0%
Citigroup Capital XIII	21,099	603,220

Insurance—0.1%
The Allstate Corp.	30,964	810,638

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (a)	20,000	$66,400
Federal National Mortgage Association (Series S) (a)	20,000	65,000

		131,400

Total Preferred Stock (Identified Cost $1,409,402)		1,545,258

Short Term Investments—3.8%

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (i)	36,716,924	36,716,924

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $12,305,014 on 04/01/13, collateralized by $12,530,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $12,554,709.	$12,305,000	12,305,000

Total Short Term Investments (Identified Cost $49,021,924)		49,021,924

Total Investments—115.2% (Identified Cost $1,330,372,947) (j)		1,479,828,684
Liabilities in excess of other assets		(195,474,454)

Net Assets—100.0%		$1,284,354,230

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $35,888,100 and the collateral received consisted of cash in the amount of $36,716,924. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $1,806,323.
(f)	Non-Income Producing; Defaulted Bond.
(g)	All or a portion of this security has been purchased in a Treasury Roll transaction.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of March 28, 2013.
(i)	Represents investment of cash collateral received from securities lending transactions.

MSF-46

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(j)	As of March 28, 2013, the aggregate cost of investments was $1,330,372,947. The aggregate unrealized appreciation and depreciation of investments was $160,971,887 and $(11,516,150), respectively, resulting in net unrealized appreciation of $149,455,737.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $73,836,412, which is 5.7% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(CDO)—	Collateralized Debt Obligation.
(CLO)—	Collateralized Loan Obligation.
(CMO)—	Collateralized Mortgage Obligation.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae 3.500% (15 Year TBA)	$(3,700,000)	$(3,922,000)
4.000% (15 Year TBA)	(4,000,000)	(4,279,219)
4.000% (30 Year TBA)	(6,400,000)	(6,820,625)
5.000% (30 Year TBA)	(900,000)	(974,953)
6.000% (30 Year TBA)	(2,200,000)	(2,410,375)
Freddie Mac 3.000% (30 Year TBA)	(700,000)	(718,813)
Ginnie Mae 4.000% (30 Year TBA)	(3,000,000)	(3,269,648)
4.500% (30 Year TBA)	(5,500,000)	(6,019,922)

Total TBA Sale Commitments (Proceeds $28,328,039)		$(28,415,555)

Forward Foreign Currency Exchange Contracts
Contracts to Buy	Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD 2,280,000	Barclays Bank plc	06/19/13	USD	2,361,670	$(1,523)
CNY 7,875,000	HSBC Bank USA	06/07/13	USD	1,243,291	19,254
CNY 7,875,000	Standard Chartered Bank	06/07/13	USD	1,242,604	19,941
CNY 7,850,000	Standard Chartered Bank	08/19/13	USD	1,236,026	18,017
EUR 1,878,000	Deutsche Bank AG	04/23/13	USD	2,548,416	(140,787)
EUR 1,708,000	State Street Bank	04/23/13	USD	2,253,159	(63,474)
EUR 2,762,000	UBS AG	04/23/13	USD	3,586,421	(45,489)
EUR 4,600,000	Citibank N.A.	06/19/13	USD	5,942,823	(43,043)
JPY 456,484,800	Standard Chartered Bank	06/19/13	USD	4,800,000	51,896
JPY 91,571,589	BNP Paribas S.A.	06/19/13	USD	970,000	3,298

Contracts to Deliver
AUD 6,940,000	Westpac Banking Corp.	06/19/13	USD	7,167,000	(16,953)
CNY 7,875,000	Standard Chartered Bank	06/07/13	USD	1,223,586	(38,959)
CNY 7,875,000	Standard Chartered Bank	06/07/13	USD	1,225,681	(36,864)
CNY 7,850,000	Credit Suisse	08/19/13	USD	1,218,377	(35,666)
EUR 12,047,000	Citibank N.A.	04/23/13	USD	16,052,628	608,163
EUR 925,000	UBS AG	04/23/13	USD	1,231,639	45,773
EUR 1,817,000	Royal Bank of Scotland plc	04/23/13	USD	2,417,426	88,000
EUR 1,784,000	Royal Bank of Scotland plc	04/23/13	USD	2,337,934	50,815
EUR 4,600,000	Goldman Sachs	06/19/13	USD	5,920,338	20,558
EUR 3,710,000	Deutsche Bank AG	06/19/13	USD	4,745,257	(13,043)

MSF-47

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Contracts to Deliver	Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP 2,360,000	Bank of America N.A.	06/19/13	USD	3,564,693	$(19,775)
JPY 792,472,886	Bank of America N.A.	06/19/13	USD	8,349,000	(74,054)
MXN 6,111,000	UBS AG	04/17/13	USD	478,648	(15,405)

Cross Currency Contracts to Buy
CHF 4,240,977	UBS AG	06/19/13	EUR	3,475,000	14,998
EUR 3,475,000	Bank of America N.A.	06/19/13	CHF	4,253,424	(28,123)

Net Unrealized Appreciation					$367,555

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	06/17/13	48	USD 11,961,263	$(863)
90 Day Euro Dollar Futures	09/16/13	48	USD 11,956,720	(1,120)
90 Day Euro Dollar Futures	12/16/13	48	USD 11,953,120	(1,120)
90 Day Euro Dollar Futures	03/17/14	48	USD 11,951,029	(1,429)
U.S. Treasury Note 2 Year Futures	06/28/13	123	USD 27,117,617	(1,883)
U.S. Treasury Note 5 Year Futures	06/28/13	238	USD 29,445,710	79,306
U.S. Treasury Bond 30 Year Futures	06/19/13	68	USD 9,782,750	41,126

Futures Contracts—Short
90 Day Euro Dollar Futures	06/13/16	(48)	USD (11,849,275)	(6,725)
90 Day Euro Dollar Futures	09/19/16	(48)	USD (11,829,311)	(6,889)
90 Day Euro Dollar Futures	03/13/17	(48)	USD (11,786,838)	(7,362)
90 Day Euro Dollar Futures	12/19/16	(48)	USD (11,807,897)	(7,303)
German Euro Bund Futures	06/06/13	(205)	EUR (29,745,760)	(102,151)
U.S. Treasury Note 10 Year Futures	06/19/13	(284)	USD (37,178,031)	(305,532)
U.S. Treasury Ultra Long Bond Futures	06/19/13	(203)	USD (31,719,976)	(271,556)

Net Unrealized Depreciation				$(593,501)

Options Written
Options Written—Call	Counterparty	Expiration Date	Contracts/ Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Currency, Strike Price JPY 81.50	Barclays Bank plc	04/03/13	(10,030,000)	$(390,067)	$(1,342,756)	$(952,689)
USD Currency, Strike Price JPY 84.00	HSBC Bank USA	04/03/13	(6,335,000)	(45,929)	(679,790)	(633,861)
USD Currency, Strike Price JPY 84.00	Deutsche Bank Securities	04/03/13	(13,500,000)	(753,165)	(1,448,645)	(695,480)
USD Currency, Strike Price JPY 88.00	Barclays Bank plc	04/03/13	(13,500,000)	(80,528)	(874,800)	(794,272)
USD Currency, Strike Price JPY 90.00	Credit Suisse Securities	04/03/13	(17,559,000)	(1,116,120)	(764,923)	351,197
USD Currency, Strike Price JPY 94.00	Deutsche Bank Securities	04/03/13	(13,500,000)	(44,685)	(81,230)	(36,545)
USD Currency, Strike Price JPY 94.00	Goldman Sachs	04/03/13	(4,059,000)	(24,394)	(24,423)	(29)
U.S. Treasury Note 10 Year Futures 131.00	N/A	04/26/13	(77)	(41,706)	(93,844)	(52,138)

Options Written—Put
AUD Currency, Strike Price USD 0.97	JP Morgan Securities	06/12/13	(6,250,000)	(22,467)	(9,383)	13,084
Eurodollar Midcurve 3 Year Futures 98.125	N/A	09/13/13	(196)	(48,731)	(37,975)	10,756
USD Currency, Strike Price JPY 91.40	Deutsche Bank Securities	09/12/13	(4,530,000)	(67,950)	(89,726)	(21,776)
U.S. Treasury Note 10 Year Futures 129.00	N/A	04/26/13	(77)	(50,503)	(2,406)	48,097

Total Options Written				$(2,686,245)	$(5,449,901)	$(2,763,656)

MSF-48

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements

Credit Default Swaps on Credit Indices—Buy Protection
Reference Obligation	Counterparty	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread	Notional Amount	Market Value	Upfront Premium Received	Unrealized Depreciation
Markit CDX North America High Yield Index, Series 19, Version 1	Deutsche Bank AG	5.000%	12/20/17	4.009%	USD 2,272,000	$(93,066)	$(4,260)	$(88,806)

Credit Default Swaps on Credit Indices—Sell Protection
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/16	3.327%	USD 1,248,000	$71,599	$(95,853)	$167,452
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/16	3.327%	USD 3,600,000	206,533	(321,501)	528,034
Markit CDX North America High Yield Index, Series 19, Version 1	Deutsche Bank AG	5.000%	12/20/17	4.009%	USD 2,500,000	102,405	(21,875)	124,280
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 2	Deutsche Bank AG	0.500%	03/15/49	N/A	USD 645,000	(32,540)	(94,743)	62,203
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	Deutsche Bank AG	0.500%	02/17/51	N/A	USD 285,000	(30,708)	(43,288)	12,580

Totals						$317,289	$(577,260)	$894,549

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6M EURIBOR	Pay	2.800%	11/10/41	EUR 1,200,000	$161,140	$0	$161,140
Bank of America N.A.	3M LIBOR	Receive	3.014%	02/06/43	USD 2,475,000	(6,332)	0	(6,332)
Deutsche Bank AG	6M EURIBOR	Receive	2.783%	11/10/41	EUR 1,200,000	(155,321)	0	(155,321)
Deutsche Bank AG	3M LIBOR	Receive	2.890%	01/14/43	USD 6,730,000	151,323	0	151,323
Deutsche Bank AG	3M LIBOR	Receive	3.029%	02/19/43	USD 1,200,000	(6,881)	0	(6,881)
JPMorgan Chase Bank	3M LIBOR	Receive	1.758%	06/25/22	USD 2,300,000	26,812	0	26,812
JPMorgan Chase Bank	3M LIBOR	Receive	3.002%	02/11/43	USD 3,900,000	(317)	0	(317)

Totals						$170,424	$0	$170,424

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNY)—	Yuan Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

MSF-49

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$798,683,079	$—	$—	$798,683,079
Total U.S. Treasury & Government Agencies*	—	329,775,609	—	329,775,609
Total Corporate Bonds & Notes*	—	138,725,042	—	138,725,042
Total Mortgage-Backed Securities*	—	63,895,587	—	63,895,587
Total Asset-Backed Securities*	—	68,490,370	—	68,490,370
Total Foreign Government*	—	18,974,493	—	18,974,493
Total Municipal Bonds & Notes*	—	1,358,415	—	1,358,415
Total Term Loans*	—	1,894,607	—	1,894,607
Total Preferred Stock*	1,545,258	—	—	1,545,258
Options Purchased
Call Options	—	6,374,455	—	6,374,455
Put Options	52,125	1,037,720	—	1,089,845
Total Options Purchased	52,125	7,412,175	—	7,464,300
Short Term Investments
Mutual Funds	36,716,924	—	—	36,716,924
Repurchase Agreement	—	12,305,000	—	12,305,000
Total Short Term Investments	36,716,924	12,305,000	—	49,021,924
Total Investments	$836,997,386	$642,831,298	$—	$1,479,828,684

Collateral for Securities Loaned (Liability)	$—	$(36,716,924)	$—	$(36,716,924)
TBA Sale Commitments	—	(28,415,555)	—	(28,415,555)
Total Liabilities	$—	$(65,132,479)	$—	$(65,132,479)

Forward Foreign Currency Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$940,713	$—	$940,713
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(573,158)	—	(573,158)
Total Forward Foreign Currency Contracts (Net Unrealized Appreciation)	—	367,555	—	367,555
Futures Contracts
Futures Contracts (Unrealized Appreciation)	120,432	—	—	120,432
Futures Contracts (Unrealized Depreciation)	(713,933)	—	—	(713,933)
Total Futures Contracts (Net Unrealized Depreciation)	(593,501)	—	—	(593,501)
Option Written
Call Options Written at Value	(93,844)	(5,216,567)	—	(5,310,411)
Call Options Written at Value	(40,381)	(99,109)	—	(139,490)
Total Options Written at Value	(134,225)	(5,315,676)	—	(5,449,901)

MSF-50

Metropolitan Series Fund

BlackRock Diversified Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Swap Agreements
Swap Contracts at Value (Assets)	$—	$719,812	$—	$719,812
Swap Contracts at Value (Liabilities)	—	(325,165)	—	(325,165)
Total Swap Agreements at Value	—	394,647	—	394,647

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Balance as of December 31, 2012	$2,409,500
Transfers into Level 3	0
Transfers out of Level 3	(2,409,500)
Accrued discounts/premiums	0
Realized loss	0
Change in unrealized depreciation	0
Security purchases	0
Security sales	0
Balance as of March 28, 2013	$0

Asset-Backed Securities in the amount of $2,409,500 were transferred out of Level 3 due to the initiation of a vendor or broker providing a price based on market activity which has been determined to be a significant observable input.

MSF-51

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Raytheon Co.	212,075	$12,467,889
The Boeing Co.	240,900	20,681,265

		33,149,154

Airlines—3.2%
Copa Holdings S.A.	43,000	5,143,230
Delta Air Lines, Inc. (a)	1,003,750	16,571,912
United Continental Holdings, Inc. (a) (b)	1,173,080	37,550,291

		59,265,433

Auto Components—1.0%
TRW Automotive Holdings Corp. (a)	345,096	18,980,280

Automobiles—0.1%
Thor Industries, Inc. (b)	49,600	1,824,784

Capital Markets—1.9%
The Goldman Sachs Group, Inc.	232,652	34,234,742

Chemicals—0.3%
Cabot Corp.	165,039	5,644,334

Commercial Banks—4.6%
Regions Financial Corp.	724,100	5,930,379
SunTrust Banks, Inc.	814,300	23,459,983
U.S. Bancorp	1,511,250	51,276,712
Wells Fargo & Co.	101,100	3,739,689

		84,406,763

Commercial Services & Supplies—1.7%
Covanta Holding Corp. (b)	117,225	2,362,084
Pitney Bowes, Inc. (b)	882,800	13,118,408
Tyco International, Ltd.	482,325	15,434,400

		30,914,892

Construction & Engineering—1.1%
KBR, Inc.	640,100	20,534,408

Consumer Finance—2.1%
Discover Financial Services	860,050	38,564,642

Containers & Packaging—1.7%
Packaging Corp. of America	233,300	10,468,171
Rock-Tenn Co.	218,576	20,281,667

		30,749,838

Diversified Financial Services—11.8%
Bank of America Corp.	5,427,300	66,104,514
Citigroup, Inc.	1,458,751	64,535,144
JPMorgan Chase & Co.	1,602,337	76,046,914
The NASDAQ OMX Group, Inc.	323,375	10,445,013

		217,131,585

Diversified Telecommunication Services—2.9%
AT&T, Inc.	438,800	$16,099,572
Verizon Communications, Inc.	745,600	36,646,240

		52,745,812

Electronic Equipment, Instruments & Components—0.7%
Avnet, Inc. (a)	347,300	12,572,260

Food & Staples Retailing—3.8%
CVS Caremark Corp.	905,850	49,812,691
Wal-Mart Stores, Inc.	276,625	20,699,849

		70,512,540

Household Products—0.4%
The Procter & Gamble Co.	84,000	6,473,040

Industrial Conglomerates—3.3%
3M Co.	381,800	40,589,158
General Electric Co.	899,600	20,798,752

		61,387,910

Insurance—8.2%
Allied World Assurance Co. Holdings AG	59,100	5,479,752
American Financial Group, Inc.	376,650	17,845,677
American International Group, Inc. (a)	655,000	25,427,100
Arch Capital Group, Ltd. (a) (b)	277,700	14,598,689
Berkshire Hathaway, Inc. (Class B) (a)	44,100	4,595,220
Everest Re Group, Ltd.	41,400	5,376,204
HCC Insurance Holdings, Inc.	188,450	7,920,554
PartnerRe, Ltd.	65,600	6,108,016
Reinsurance Group of America, Inc.	49,600	2,959,632
RenaissanceRe Holdings, Ltd.	86,675	7,973,233
The Chubb Corp.	290,900	25,462,477
The Travelers Cos., Inc.	325,900	27,437,521

		151,184,075

IT Services—0.6%
DST Systems, Inc. (b)	49,900	3,556,373
Total System Services, Inc.	287,600	7,126,728

		10,683,101

Machinery—2.8%
Ingersoll-Rand plc	687,400	37,813,874
Oshkosh Corp. (a)	306,975	13,043,368

		50,857,242

Media—6.1%
Comcast Corp. (Class A)	1,040,700	43,719,807
News Corp. (Class A)	1,584,200	48,349,784
Time Warner Cable, Inc.	206,300	19,817,178

		111,886,769

Multiline Retail—0.6%
Dillard’s, Inc.	132,400	10,400,020

MSF-52

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—16.0%
Chevron Corp.	709,675	$84,323,583
Exxon Mobil Corp.	940,525	84,750,708
Marathon Oil Corp.	710,400	23,954,688
Marathon Petroleum Corp.	477,575	42,790,720
PBF Energy, Inc. (b)	447,970	16,651,045
Suncor Energy, Inc.	1,007,200	30,226,072
Tesoro Corp.	208,176	12,188,705

		294,885,521

Paper & Forest Products—2.8%
Domtar Corp.	227,900	17,689,598
International Paper Co.	711,800	33,155,644

		50,845,242

Pharmaceuticals—10.8%
Abbott Laboratories	282,100	9,963,772
AbbVie, Inc.	266,800	10,880,104
Eli Lilly & Co.	332,025	18,855,700
Johnson & Johnson (b)	47,275	3,854,331
Merck & Co., Inc.	1,508,775	66,733,118
Pfizer, Inc.	2,984,375	86,129,062
Zoetis, Inc. (a)	78,600	2,625,240

		199,041,327

Semiconductors & Semiconductor Equipment—1.8%
KLA-Tencor Corp.	464,025	24,472,678
Teradyne, Inc. (a) (b)	582,600	9,449,772

		33,922,450

Software—3.0%
Activision Blizzard, Inc.	1,342,300	19,557,311
Microsoft Corp.	579,900	16,590,939
Oracle Corp.	583,200	18,860,688

		55,008,938

Specialty Retail—0.4%
L Brands, Inc.	158,525	7,079,727

Total Common Stock (Identified Cost $1,438,887,704)		1,754,886,829

Short Term Investments—8.0%
Security Description	Shares/Principal Amount	Value

Mutual Funds—3.7%
State Street Navigator Securities Lending Prime Portfolio (c)	66,794,770	$66,794,770

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $78,957,088 on 04/01/13, collateralized by $80,380,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $80,538,509.	$78,957,000	78,957,000

Total Short Term Investments (Identified Cost $145,751,770)		145,751,770

Total Investments—103.5% (Identified Cost $1,584,639,474) (d)		1,900,638,599
Liabilities in excess of other assets		(63,617,726)

Net Assets—100.0%		$1,837,020,873

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $70,271,820 and the collateral received consisted of cash in the amount of $66,794,770 and non-cash collateral with a value of $4,974,075. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,584,639,474. The aggregate unrealized appreciation and depreciation of investments was $320,708,823 and $(4,709,698), respectively, resulting in net unrealized appreciation of $315,999,125.

MSF-53

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,754,886,829	$—	$—	$1,754,886,829
Short Term Investments
Mutual Funds	66,794,770	—	—	66,794,770
Repurchase Agreement	—	78,957,000	—	78,957,000
Total Short Term Investments	66,794,770	78,957,000	—	145,751,770
Total Investments	$1,821,681,599	$78,957,000	$—	$1,900,638,599

Collateral for Securities Loaned (Liability)	$—	$(66,794,770)	$—	$(66,794,770)

*	See Schedule of Investments for additional detailed categorizations.

MSF-54

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Certificate of Deposit—39.8% of Net Assets

Security Description	Principal Amount	Value

Commercial Banks—39.8%
Australia & New Zealand Banking Group, Ltd. 0.303%, 01/17/14 (b)	$10,000,000	$10,000,000
Bank of Montreal 0.193%, 04/01/13	10,000,000	10,000,000
0.203%, 06/19/13	17,000,000	17,000,000
0.423%, 07/17/13 (b)	13,000,000	13,000,000
0.365%, 01/10/14 (b)	10,000,000	10,000,000
Bank of Nova Scotia 0.233%, 04/12/13	6,000,000	6,000,000
0.264%, 11/26/13 (b)	9,000,000	9,000,000
0.263%, 12/16/13 (b)	15,000,000	15,000,000
0.358%, 01/02/14 (b)	19,000,000	19,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.162%, 04/01/13	15,000,000	15,000,000
0.345%, 04/22/13	10,000,000	10,000,000
0.253%, 05/30/13	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.340%, 09/25/13 (b)	15,000,000	15,000,000
0.310%, 02/04/14 (b)	8,000,000	8,000,000
0.310%, 03/03/14 (b)	8,000,000	8,000,000
Commonwealth Bank of Australia 0.343%, 11/01/13 (b)	16,500,000	16,500,000
Credit Suisse 0.284%, 06/06/13	10,000,000	10,000,000
0.284%, 09/13/13	12,000,000	12,000,000
Deutsche Bank AG 0.304%, 05/28/13	10,000,000	10,000,000
DnB Bank ASA 0.284%, 07/19/13	6,000,000	6,000,000
HSBC Bank plc 0.608%, 04/05/13	10,000,000	10,000,000
JPMorgan Chase Bank N.A. 0.373%, 05/17/13 (b)	21,190,000	21,190,000
Mitsubishi UFJ Trust & Banking Corp. 0.390%, 04/15/13	10,000,000	9,998,893
0.294%, 08/20/13	10,000,000	10,000,000
Mizuho Corporate Bank 0.243%, 06/06/13	12,000,000	12,000,000
0.253%, 06/17/13	10,000,000	9,999,786
National Australia Bank, Ltd. 0.432%, 04/10/13 (b)	10,000,000	10,000,000
0.406%, 04/18/13	10,000,000	10,000,000
0.304%, 10/21/13 (b)	14,000,000	14,000,000
Nordea Bank Finland plc 0.259%, 06/03/13	10,000,000	10,000,087
0.284%, 07/17/13	4,665,000	4,664,931
0.253%, 09/06/13	5,000,000	5,000,000
Rabobank Nederland NV 0.390%, 06/18/13 (b)	4,000,000	4,000,000
0.421%, 10/29/13 (b)	29,000,000	29,000,000
0.411%, 01/08/14	14,000,000	14,000,000
0.395%, 01/17/14	15,000,000	15,000,000
Royal Bank of Canada 0.443%, 05/16/13 (b)	15,500,000	15,500,000
Skandinaviska Enskilda Banken AB 0.304%, 04/08/13	2,550,000	2,550,000

Sumitomo Mitsui Banking Corp. 0.233%, 05/07/13	$10,000,000	$10,000,000
0.233%, 05/13/13	20,000,000	20,000,000
0.379%, 07/22/13	9,000,000	9,048,806
Sumitomo Mitsui Trust Bank, Ltd. 0.233%, 05/13/13	12,000,000	12,000,000
0.233%, 06/12/13	15,000,000	15,000,000
Svenska Handelsbanken 0.243%, 06/05/13	10,000,000	9,999,819
TD Bank Financial Group 0.172%, 04/12/13	20,000,000	20,000,000
0.304%, 07/22/13	12,000,000	12,000,000
0.302%, 10/21/13 (b)	10,000,000	10,000,000
0.253%, 12/20/13 (b)	12,000,000	12,000,000
Westpac Banking Corp. 0.385%, 07/10/13 (b)	15,000,000	15,000,000
0.339%, 11/01/13 (b)	18,530,000	18,524,431
0.320%, 04/15/14 (b)	14,500,000	14,500,000

Total Certificate of Deposit (Identified Cost $614,476,753)		614,476,753

Commercial Paper (a)—38.4%

Asset Backed—10.1%
Kells Funding, LLC 0.253%, 09/13/13	10,000,000	9,988,542
0.294%, 10/04/13	6,000,000	5,991,010
0.264%, 10/15/13	15,000,000	14,978,658
Liberty Street Funding, LLC 0.203%, 06/10/13	12,000,000	11,995,333
Nieuw Amsterdam Receivables Corp. 0.213%, 04/05/13	20,000,000	19,999,533
0.203%, 05/08/13	2,000,000	1,999,589
0.223%, 05/09/13	10,500,000	10,497,562
Old Line Funding, LLC 0.253%, 09/16/13	10,000,000	9,988,333
Regency Markets No. 1, LLC 0.183%, 04/22/13	20,000,000	19,997,900
Thunder Bay Funding, LLC 0.193%, 04/23/13	7,600,000	7,599,118
0.203%, 06/10/13	17,000,000	16,993,389
0.203%, 07/15/13	15,000,000	14,991,250
Victory Receivables Corp. 0.203%, 04/01/13	10,000,000	10,000,000

		155,020,217

Asset Backed - Other—7.1%
Aspen Funding Corp. 0.264%, 06/03/13	16,000,000	15,992,720
Atlantis One Funding, Corp. 0.183%, 04/01/13	57,842,000	57,842,000
Cancara Asset Securitisation, LLC 0.243%, 05/03/13	6,000,000	5,998,720
NetJets, Inc. 0.081%, 04/04/13	30,000,000	29,999,800

		109,833,240

MSF-55

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Commercial Paper (a)—(Continued)

Security Description	Principal Amount	Value

Commercial Banks—8.8%
Australia & New Zealand Banking Group, Ltd. 0.214%, 02/25/14 (b)	$10,000,000	$10,000,000
DnB Bank ASA 0.274%, 07/30/13	20,000,000	19,982,000
0.274%, 08/05/13	12,000,000	11,988,660
0.284%, 09/17/13	10,000,000	9,986,856
Nederlandse Waterschapsbank NV 0.274%, 09/23/13	13,000,000	12,982,937
NRW Bank 0.127%, 04/04/13	20,000,000	19,999,792
0.167%, 04/09/13	25,500,000	25,499,065
Westpac Banking Corp. 0.487%, 08/09/13	15,000,000	14,974,000
0.292%, 10/08/13 (b)	10,000,000	10,000,000

		135,413,310

Diversified Financial Services—12.4%
Bedford Row Funding Corp. 0.355%, 08/16/13	8,000,000	7,989,344
General Electric Capital Corp. 0.243%, 08/12/13	10,000,000	9,991,133
Mizuho Funding, LLC 0.279%, 04/02/13	18,400,000	18,399,860
Natixis U.S. Finance Co., LLC 0.183%, 04/01/13	63,610,000	63,610,000
Nordea North America, Inc. 0.304%, 05/16/13	10,000,000	9,996,250
0.243%, 06/24/13	26,850,000	26,834,964
0.284%, 07/15/13	4,665,000	4,661,190
0.284%, 07/16/13	4,665,000	4,661,154
Societe Generale N.A., Inc. 0.253%, 05/01/13	20,000,000	19,995,833
UBS Finance Delaware, LLC 0.203%, 05/14/13	25,000,000	24,994,028

		191,133,756

Total Commercial Paper (Identified Cost $591,400,523)		591,400,523

U.S. Treasury & Government Agencies (a)—21.0%
Security Description	Principal Amount	Value

Federal Agencies—4.5%
Federal Home Loan Mortgage Corp. 0.350%, 09/03/13 (b)	$15,000,000	$14,998,715
0.142%, 09/13/13 (b)	39,300,000	39,289,231
Federal National Mortgage Association 0.174%, 02/27/15 (b)	15,000,000	14,992,797

		69,280,743

U.S. Treasury—16.5%
U.S. Treasury Bills 0.046%, 04/04/13	49,638,000	49,637,811
0.152%, 04/18/13	80,000,000	79,997,411
0.103%, 08/01/13	15,000,000	14,994,840
U.S. Treasury Notes 0.217%, 04/15/13	20,000,000	20,011,794
0.218%, 05/15/13	20,000,000	20,028,180
0.173%, 05/31/13	15,000,000	15,082,278
0.198%, 06/30/13	10,000,000	10,079,015
0.178%, 07/15/13	15,000,000	15,035,846
0.166%, 09/30/13	10,000,000	9,997,939
0.162%, 12/31/13	10,000,000	10,101,378
0.188%, 01/31/14	10,000,000	10,131,777

		255,098,269

Total U.S. Treasury & Government Agencies (Identified Cost $324,379,012)		324,379,012

Total Investments—99.2% (Identified Cost $1,530,256,288) (c)		1,530,256,288
Other assets less liabilities		12,254,652

Net Assets—100.0%		$1,542,510,940

(a)	Rate shown reflects discount rate at time of purchase unless otherwise noted.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(c)	As of March 28, 2013, the aggregate cost of investments was $1,530,256,288.

MSF-56

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Certificate of Deposit*	$—	$614,476,753	$—	$614,476,753
Total Commercial Paper*	—	591,400,523	—	591,400,523
Total U.S. Treasury & Government Agencies*	—	324,379,012	—	324,379,012
Total Investments	$—	$1,530,256,288	$—	$1,530,256,288

*	See Schedule of Investments for additional detailed categorizations.

MSF-57

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Automobiles—0.4%
Harley-Davidson, Inc.	326,670	$17,411,511

Beverages—3.6%
Diageo plc (ADR)	380,458	47,876,835
Heineken Holding NV (EUR)	535,298	34,318,794
The Coca-Cola Co.	1,445,920	58,473,005

		140,668,634

Capital Markets—8.9%
Ameriprise Financial, Inc. (a)	206,659	15,220,436
Julius Baer Group, Ltd (CHF).	1,449,305	56,458,408
The Bank of New York Mellon Corp.	7,913,894	221,509,893
The Charles Schwab Corp. (a)	2,057,713	36,400,943
The Goldman Sachs Group, Inc.	126,460	18,608,589

		348,198,269

Chemicals—6.8%
Air Products & Chemicals, Inc.	567,025	49,399,218
Ecolab, Inc.	541,398	43,409,292
Monsanto Co.	1,102,080	116,412,710
Potash Corp. of Saskatchewan, Inc.	700,088	27,478,454
Praxair, Inc.	272,425	30,386,284

		267,085,958

Commercial Banks—6.0%
Wells Fargo & Co.	6,273,386	232,052,548

Commercial Services & Supplies—0.9%
Iron Mountain, Inc.	924,602	33,572,299

Computers & Peripherals—0.5%
Hewlett-Packard Co.	775,940	18,498,410

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	141,306	14,416,038

Consumer Finance—6.6%
American Express Co.	3,816,524	257,462,709

Diversified Financial Services—1.2%
CME Group, Inc.	170,425	10,462,391
JPMorgan Chase & Co.	780,832	37,058,286

		47,520,677

Electrical Equipment—0.6%
Emerson Electric Co.	306,731	17,137,061
Schneider Electric S.A. (EUR)	71,506	5,230,154

		22,367,215

Energy Equipment & Services—1.4%
Schlumberger, Ltd.	417,240	31,247,104
Transocean, Ltd.	450,073	23,385,793

		54,632,897

Food & Staples Retailing—9.8%
Costco Wholesale Corp.	1,209,160	128,303,968

Food & Staples Retailing—(Continued)
CVS Caremark Corp.	4,365,311	$240,048,452
Sysco Corp. (a)	394,030	13,858,035

		382,210,455

Food Products—0.2%
Nestle S.A. (CHF)	119,047	8,612,577

Health Care Providers & Services—4.7%
Express Scripts Holding Co. (b)	1,727,309	99,579,364
Laboratory Corp. of America Holdings (a) (b)	426,930	38,509,086
UnitedHealth Group, Inc.	780,650	44,660,986

		182,749,436

Household Durables—0.1%
Hunter Douglas NV (EUR)	126,751	5,051,025

Insurance—14.8%
ACE, Ltd.	501,073	44,580,465
Alleghany Corp. (a) (b)	151,075	59,813,614
Berkshire Hathaway, Inc. (Class A) (b)	1,159	181,128,520
Everest Re Group, Ltd.	209,960	27,265,406
Fairfax Financial Holdings, Ltd.	57,545	22,508,151
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	6,723,911
Loews Corp.	2,382,807	105,010,305
Markel Corp. (a) (b)	13,686	6,890,901
The Progressive Corp. (a)	4,847,271	122,490,538

		576,411,811

Internet & Catalog Retail—1.2%
Groupon, Inc. (a) (b)	1,330,550	8,142,966
Liberty Interactive Corp. (Series A) (b)	1,092,550	23,358,719
Liberty Ventures (Series A) (b)	68,098	5,146,847
Netflix, Inc. (b)	52,600	9,962,966

		46,611,498

Internet Software & Services—4.7%
Google, Inc. (Class A) (b)	231,142	183,533,682

IT Services—1.1%
International Business Machines Corp.	69,340	14,790,222
Visa, Inc. (Class A)	174,740	29,677,842

		44,468,064

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	327,100	13,728,387

Machinery—1.1%
PACCAR, Inc. (a)	813,360	41,123,482

Marine—1.0%
Kuehne & Nagel International AG (CHF) (a)	347,881	37,991,856

Media—2.2%
Grupo Televisa S.A.B. (ADR)	242,700	6,458,247
The Walt Disney Co.	1,368,250	77,716,600

		84,174,847

MSF-58

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—1.1%
BHP Billiton plc (GBP)	703,422	$20,422,990
Rio Tinto plc (GBP)	453,132	21,342,846

		41,765,836

Oil, Gas & Consumable Fuels—5.9%
Canadian Natural Resources, Ltd. (a)	3,355,570	107,814,464
Devon Energy Corp.	453,574	25,590,645
EOG Resources, Inc.	250,000	32,017,500
Occidental Petroleum Corp.	827,890	64,881,739

		230,304,348

Paper & Forest Products—0.0%
Emerald Plantation Holdings, Ltd. (b)	889,544	413,638

Real Estate Management & Development—1.5%
Brookfield Asset Management, Inc.	673,806	24,587,181
Hang Lung Group, Ltd. (HKD)	6,151,200	34,669,720

		59,256,901

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	530,770	11,597,324
Texas Instruments, Inc.	1,183,793	42,000,976

		53,598,300

Software—2.5%
Activision Blizzard, Inc.	1,953,615	28,464,171
Microsoft Corp.	1,074,730	30,748,025
Oracle Corp.	1,210,360	39,143,042

		98,355,238

Specialty Retail—4.9%
Bed Bath & Beyond, Inc. (a) (b)	2,056,682	132,491,455
CarMax, Inc. (a) (b)	1,070,327	44,632,636
Tiffany & Co. (a)	197,960	13,766,138

		190,890,229

Textiles, Apparel & Luxury Goods—0.2%
Cie Financiere Richemont S.A. (CHF)	100,025	7,863,045

Tobacco—0.7%
Philip Morris International, Inc.	300,563	27,865,196

Transportation Infrastructure—1.3%
China Merchants Holdings International Co., Ltd. (HKD)	14,948,706	49,259,069

Wireless Telecommunication Services—0.2%
América Movil S.A.B. de C.V. (ADR)	400,200	8,388,192

Total Common Stock (Identified Cost $2,823,118,306)		3,828,514,277

Convertible Bonds & Notes—0.0%
Security Description	Shares/Principal Amount	Value

Construction Materials—0.0%
Sino-Forest Corp. 5.000%, 08/01/13 (144A)	$5,844,000	$0

Paper & Forest Products—0.0%
Emerald Plantation Holdings, Ltd. 6.000%, 01/30/20	961,670	677,977

Total Convertible Bonds & Notes (Identified Cost $5,784,390)		677,977

Short Term Investments—5.2%

Commercial Paper—1.3%
Bank of Nova Scotia 0.080%, 04/01/13	14,580,000	14,580,000
0.120%, 04/01/13	10,000,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.100%, 04/04/13	9,958,000	9,957,917
0.160%, 04/01/13	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 0.150%, 04/03/13	10,000,000	9,999,917

		51,537,834

Mutual Funds—3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	149,453,215	149,453,215

Total Short Term Investments (Identified Cost $200,991,049)		200,991,049

Total Investments—103.4% (Identified Cost $3,029,893,745) (d)		4,030,183,303
Liabilities in excess of other assets		(131,776,729)

Net Assets—100.0%		$3,898,406,574

(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $6,723,911, which is 0.2% of net assets.
(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $146,558,668 and the collateral received consisted of cash in the amount of $149,453,215. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $3,029,893,745. The aggregate unrealized appreciation and depreciation of investments was $1,044,953,899 and $(44,664,341), respectively, resulting in net unrealized appreciation of $1,000,289,558.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

MSF-59

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Automobiles	$17,411,511	$—	$—	$17,411,511
Beverages	106,349,840	34,318,794	—	140,668,634
Capital Markets	291,739,861	56,458,408	—	348,198,269
Chemicals	267,085,958	—	—	267,085,958
Commercial Banks	232,052,548	—	—	232,052,548
Commercial Services & Supplies	33,572,299	—	—	33,572,299
Computers & Peripherals	18,498,410	—	—	18,498,410
Construction Materials	14,416,038	—	—	14,416,038
Consumer Finance	257,462,709	—	—	257,462,709
Diversified Financial Services	47,520,677	—	—	47,520,677
Electrical Equipment	17,137,061	5,230,154	—	22,367,215
Energy Equipment & Services	54,632,897	—	—	54,632,897
Food & Staples Retailing	382,210,455	—	—	382,210,455
Food Products	—	8,612,577	—	8,612,577
Health Care Providers & Services	182,749,436	—	—	182,749,436
Household Durables	—	5,051,025	—	5,051,025
Insurance	576,411,811	—	—	576,411,811
Internet & Catalog Retail	46,611,498	—	—	46,611,498
Internet Software & Services	183,533,682	—	—	183,533,682
IT Services	44,468,064	—	—	44,468,064
Life Sciences Tools & Services	13,728,387	—	—	13,728,387
Machinery	41,123,482	—	—	41,123,482
Marine	—	37,991,856	—	37,991,856
Media	84,174,847	—	—	84,174,847
Metals & Mining	—	41,765,836	—	41,765,836
Oil, Gas & Consumable Fuels	230,304,348	—	—	230,304,348
Paper & Forest Products	—	413,638	—	413,638
Real Estate Management & Development	24,587,181	34,669,720	—	59,256,901
Semiconductors & Semiconductor Equipment	53,598,300	—	—	53,598,300
Software	98,355,238	—	—	98,355,238
Specialty Retail	190,890,229	—	—	190,890,229
Textiles, Apparel & Luxury Goods	—	7,863,045	—	7,863,045

MSF-60

Metropolitan Series Fund

Davis Venture Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$27,865,196	$—	$—	$27,865,196
Transportation Infrastructure	—	49,259,069	—	49,259,069
Wireless Telecommunication Services	8,388,192	—	—	8,388,192
Total Common Stock	3,546,880,155	281,634,122	—	3,828,514,277
Total Convertible Bonds & Notes	—	677,977	—	677,977
Short Term Investments
Commercial Paper	—	51,537,834	—	51,537,834
Mutual Funds	149,453,215	—	—	149,453,215
Total Short Term Investments	149,453,215	51,537,834	—	200,991,049
Total Investments	$3,696,333,370	$333,849,933	$—	$4,030,183,303

Collateral for Securities Loaned (Liability)	$—	$(149,453,215)	$—	$(149,453,215)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Bonds & Notes
Balance as of December 31, 2012	$0
Transfers into Level 3	814,507
Transfers out of Level 3	0
Accrued discounts/premiums	0
Realized gain	0
Change in unrealized depreciation	(814,507)
Security purchases	0
Security sales	0
Balance as of March 28, 2013	$0

MSF-61

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Triumph Group, Inc. (a)	28,180	$2,212,130
United Technologies Corp.	68,000	6,353,240

		8,565,370

Auto Components—0.8%
Delphi Automotive plc	79,300	3,520,920

Biotechnology—2.0%
Gilead Sciences, Inc. (b)	91,820	4,492,753
Onyx Pharmaceuticals, Inc. (a) (b)	47,090	4,184,417

		8,677,170

Capital Markets—5.2%
Ameriprise Financial, Inc.	70,360	5,182,014
BlackRock, Inc.	14,820	3,806,962
Invesco, Ltd.	175,400	5,079,584
The Bank of New York Mellon Corp.	233,750	6,542,662
Walter Investment Management Corp.	45,890	1,709,402

		22,320,624

Chemicals—2.9%
Albemarle Corp. (a)	38,640	2,415,773
Ashland, Inc.	69,480	5,162,364
LyondellBasell Industries NV	72,500	4,588,525

		12,166,662

Commercial Banks—6.0%
M&T Bank Corp. (a)	33,320	3,437,291
PNC Financial Services Group, Inc.	78,090	5,192,985
Synovus Financial Corp.	805,440	2,231,069
Wells Fargo & Co.	402,100	14,873,679

		25,735,024

Communications Equipment—2.8%
Brocade Communications Systems, Inc. (b)	418,760	2,416,245
Cisco Systems, Inc.	456,280	9,540,815

		11,957,060

Computers & Peripherals—2.2%
Apple, Inc.	7,650	3,386,120
Hewlett-Packard Co.	142,160	3,389,094
NCR Corp. (b)	98,550	2,716,038

		9,491,252

Consumer Finance—2.7%
Capital One Financial Corp.	144,000	7,912,800
SLM Corp.	173,120	3,545,498

		11,458,298

Containers & Packaging—0.7%
Rock-Tenn Co.	33,160	3,076,916

Diversified Financial Services—8.3%
Citigroup, Inc.	289,876	$12,824,114
Interactive Brokers Group, Inc.	119,900	1,787,709
JPMorgan Chase & Co.	359,808	17,076,488
The NASDAQ OMX Group, Inc.	108,000	3,488,400

		35,176,711

Diversified Telecommunication Services—1.5%
AT&T, Inc.	117,690	4,318,046
CenturyLink, Inc. (a)	58,933	2,070,316

		6,388,362

Electric Utilities—3.4%
American Electric Power Co., Inc.	102,360	4,977,767
Edison International	90,500	4,553,960
NextEra Energy, Inc.	63,910	4,964,529

		14,496,256

Electronic Equipment, Instruments & Components—0.6%
Arrow Electronics, Inc. (b)	66,160	2,687,419

Energy Equipment & Services—0.9%
National Oilwell Varco, Inc.	52,660	3,725,695

Food & Staples Retailing—2.3%
CVS Caremark Corp.	178,480	9,814,615

Food Products—0.6%
Bunge, Ltd. (a)	33,600	2,480,688

Health Care Providers & Services—3.8%
Express Scripts Holding Co. (b)	74,890	4,317,408
HCA Holdings, Inc. (b)	74,650	3,033,030
Universal Health Services, Inc. (Class B)	79,930	5,105,129
WellPoint, Inc.	55,060	3,646,624

		16,102,191

Household Products—1.2%
The Procter & Gamble Co.	66,520	5,126,031

Independent Power Producers & Energy Traders—1.0%
The AES Corp.	343,390	4,316,412

Industrial Conglomerates—2.9%
Danaher Corp.	101,000	6,277,150
General Electric Co.	260,740	6,028,309

		12,305,459

Insurance—5.7%
American International Group, Inc. (b)	138,640	5,382,005
Berkshire Hathaway, Inc. (Class B) (b)	140,440	14,633,848
Hartford Financial Services Group, Inc. (a)	163,310	4,213,398

		24,229,251

MSF-62

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.5%
Global Payments, Inc. (a)	42,850	$2,127,931

Machinery—3.0%
Cummins, Inc.	47,890	5,546,141
Ingersoll-Rand plc	68,100	3,746,181
Terex Corp. (a) (b)	103,400	3,559,028

		12,851,350

Media—4.7%
DIRECTV(b)	63,190	3,577,186
News Corp. (Class A)	186,530	5,692,896
Time Warner, Inc.	104,200	6,004,004
Viacom, Inc. (Class B)	74,890	4,610,977

		19,885,063

Multiline Retail—0.7%
Macy’s, Inc.	69,240	2,897,002

Oil, Gas & Consumable Fuels—14.5%
Apache Corp.	102,200	7,885,752
Chevron Corp.	45,870	5,450,273
Denbury Resources, Inc. (a) (b)	201,270	3,753,686
Exxon Mobil Corp.	134,390	12,109,883
Marathon Oil Corp.	141,000	4,754,520
Marathon Petroleum Corp.	67,995	6,092,352
Occidental Petroleum Corp.	104,920	8,222,580
Phillips 66	75,810	5,304,426
Royal Dutch Shell plc (ADR) (Class A)	82,900	5,401,764
World Fuel Services Corp. (a)	73,760	2,929,747

		61,904,983

Pharmaceuticals—6.3%
Pfizer, Inc.	540,820	15,608,065
Roche Holding AG (ADR)	56,900	3,334,340
Valeant Pharmaceuticals International, Inc. (b)	64,500	4,838,790
Warner Chilcott plc	241,900	3,277,745

		27,058,940

Real Estate Investment Trusts—1.4%
American Tower Corp.	37,040	2,849,117
NorthStar Realty Finance Corp. (a)	168,910	1,601,267
Redwood Trust, Inc.	58,630	1,359,043

		5,809,427

Road & Rail—1.0%
Union Pacific Corp.	29,750	4,236,697

Semiconductors & Semiconductor Equipment—0.6%
NVIDIA Corp.	193,180	2,476,568

Specialty Retail—3.9%
AutoZone, Inc. (b)	10,090	$4,003,409
Foot Locker, Inc.	88,660	3,035,719
Lowe’s Cos., Inc.	150,650	5,712,648
Staples, Inc. (a)	272,430	3,658,735

		16,410,511

Thrifts & Mortgage Finance—0.6%
Nationstar Mortgage Holdings, Inc. (a) (b)	73,320	2,705,508

Tobacco—1.1%
Philip Morris International, Inc.	48,780	4,522,394

Wireless Telecommunication Services—0.8%
SBA Communications Corp. (b)	46,090	3,319,402

Total Common Stock (Identified Cost $349,682,813)		420,024,162

Short Term Investments—5.6%

Mutual Funds—5.6%
State Street Navigator Securities Lending Prime Portfolio (c)	23,773,142	23,773,142

Total Short Term Investments (Identified Cost $23,773,142)		23,773,142

Total Investments—104.2% (Identified Cost $373,455,955) (d)		443,797,304
Liabilities in excess of other assets		(17,767,476)

Net Assets 100.0%		$426,029,828

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $25,616,522 and the collateral received consisted of cash in the amount of $23,773,142 and non-cash collateral with a value of $24,438,948. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $373,455,955. The aggregate unrealized appreciation and depreciation of investments was $72,314,934 and $(1,973,585), respectively, resulting in net unrealized appreciation of $70,341,349.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-63

Metropolitan Series Fund

FI Value Leaders Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$420,024,162	$—	$—	$420,024,162
Total Short Term Investments*	23,773,142	—	—	23,773,142
Total Investments	$443,797,304	$—	$—	$443,797,304

Collateral for Securities Loaned (Liability)	$—	$(23,773,142)	$—	$(23,773,142)

*	See Schedule of Investments for additional detailed categorizations.

MSF-64

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
BE Aerospace, Inc. (a)	329,950	$19,892,686

Airlines—2.8%
Alaska Air Group, Inc. (a) (b)	132,350	8,465,106
United Continental Holdings, Inc. (a) (b)	456,650	14,617,366

		23,082,472

Auto Components—0.6%
TRW Automotive Holdings Corp. (a)	95,450	5,249,750

Automobiles—1.7%
Harley-Davidson, Inc.	253,100	13,490,230

Beverages—1.1%
Brown-Forman Corp. (Class B)	128,200	9,153,480

Biotechnology—1.7%
Myriad Genetics, Inc. (a)	139,250	3,536,950
Onyx Pharmaceuticals, Inc. (a) (b)	51,400	4,567,404
Seattle Genetics, Inc. (a) (b)	153,750	5,459,663

		13,564,017

Building Products—1.0%
A.O. Smith Corp.	114,900	8,453,193

Capital Markets—4.1%
Raymond James Financial, Inc.	423,800	19,537,180
T. Rowe Price Group, Inc.	189,200	14,165,404

		33,702,584

Chemicals—5.5%
Albemarle Corp.	78,600	4,914,072
Celanese Corp. (Series A)	161,200	7,100,860
Cytec Industries, Inc.	84,150	6,233,832
FMC Corp.	278,400	15,877,152
The Sherwin-Williams Co.	60,100	10,150,289

		44,276,205

Commercial Banks—0.7%
Signature Bank (a)	77,000	6,064,520

Commercial Services & Supplies—0.7%
KAR Auction Services, Inc.	297,850	5,965,936

Construction & Engineering—1.7%
Quanta Services, Inc. (a)	496,950	14,202,831

Construction Materials—1.6%
Eagle Materials, Inc.	97,600	6,503,088
Martin Marietta Materials, Inc. (b)	67,100	6,845,542

		13,348,630

Distributors—1.3%
LKQ Corp. (a)	492,500	10,716,800

Diversified Consumer Services—0.8%
H&R Block, Inc.	210,500	$6,192,910

Electrical Equipment—1.4%
AMETEK, Inc.	264,800	11,481,728

Electronic Equipment, Instruments & Components—2.7%
Amphenol Corp. (Class A)	161,118	12,027,459
FEI Co.	156,000	10,069,800

		22,097,259

Energy Equipment & Services—2.5%
Cameron International Corp. (a)	142,800	9,310,560
CARBO Ceramics, Inc. (b)	45,400	4,134,578
Oceaneering International, Inc.	100,100	6,647,641

		20,092,779

Health Care Equipment & Supplies—4.7%
Edwards Lifesciences Corp. (a)	42,100	3,458,936
Sirona Dental Systems, Inc. (a)	292,000	21,529,160
The Cooper Cos., Inc.	122,050	13,166,754

		38,154,850

Health Care Providers & Services—4.1%
Catamaran Corp. (a)	177,500	9,412,825
Centene Corp. (a)	129,550	5,705,382
DaVita HealthCare Partners, Inc. (a)	46,700	5,538,153
MEDNAX, Inc. (a) (b)	140,900	12,628,867

		33,285,227

Health Care Technology—0.6%
Cerner Corp. (a)	53,200	5,040,700

Hotels, Restaurants & Leisure—3.6%
Dunkin’ Brands Group, Inc.	140,600	5,185,328
Starwood Hotels & Resorts Worldwide, Inc.	174,200	11,101,766
Wyndham Worldwide Corp.	199,000	12,831,520

		29,118,614

Insurance—4.0%
Allied World Assurance Co. Holdings AG	114,917	10,655,104
Arthur J. Gallagher & Co.	255,200	10,542,312
Fidelity National Financial, Inc.	447,900	11,300,517

		32,497,933

Internet Software & Services—0.7%
Akamai Technologies, Inc. (a) (b)	163,200	5,759,328

IT Services—7.7%
Alliance Data Systems Corp. (a) (b)	97,950	15,857,125
Computer Sciences Corp.	129,100	6,355,593
Gartner, Inc. (a)	222,600	12,111,666
Jack Henry & Associates, Inc.	249,400	11,524,774
Teradata Corp. (a)	104,300	6,102,593
WEX, Inc. (a)	133,200	10,456,200

		62,407,951

MSF-65

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.7%
Covance, Inc. (a)	189,000	$14,046,480

Machinery—1.9%
Chart Industries, Inc. (a)	61,500	4,920,615
Pall Corp.	158,950	10,867,412

		15,788,027

Marine—0.9%
Kirby Corp. (a) (b)	90,500	6,950,400

Media—3.8%
Discovery Communications, Inc. (Series A) (a)	192,000	15,118,080
IMAX Corp. (a) (b)	360,000	9,622,800
Sirius XM Radio, Inc. (a)	1,907,700	5,875,716

		30,616,596

Metals & Mining—0.5%
Allegheny Technologies, Inc.	128,300	4,068,393

Oil, Gas & Consumable Fuels—6.4%
Cabot Oil & Gas Corp.	121,250	8,197,713
Concho Resources, Inc. (a)	118,300	11,525,969
Continental Resources, Inc. (a) (b)	140,600	12,222,358
InterOil Corp. (a) (b)	150,300	11,439,333
Kodiak Oil & Gas Corp. (a) (b)	902,850	8,206,906

		51,592,279

Pharmaceuticals—1.4%
Actavis, Inc. (a)	120,900	11,136,099

Professional Services—1.7%
IHS, Inc. (a)	58,250	6,099,940
Verisk Analytics, Inc. (a)	122,700	7,562,001

		13,661,941

Road & Rail—0.8%
Hertz Global Holdings, Inc. (a)	286,600	6,379,716

Semiconductors & Semiconductor Equipment—2.9%
Altera Corp.	327,800	11,627,066
Maxim Integrated Products, Inc.	356,700	11,646,255

		23,273,321

Software—3.7%
Cadence Design Systems, Inc. (a) (b)	785,500	10,942,015
Citrix Systems, Inc. (a)	146,800	10,593,088
Intuit, Inc.	130,300	8,554,195

		30,089,298

Specialty Retail—5.4%
Bed Bath & Beyond, Inc. (a)	93,500	6,023,270
Cabela’s, Inc. (a) (b)	91,900	5,585,682
CarMax, Inc. (a)	163,200	6,805,440

Specialty Retail—(Continued)
Dick’s Sporting Goods, Inc. (b)	107,600	$5,089,480
O’Reilly Automotive, Inc. (a)	107,150	10,988,232
Tiffany & Co. (b)	76,700	5,333,718
Urban Outfitters, Inc. (a)	113,800	4,408,612

		44,234,434

Textiles, Apparel & Luxury Goods—2.7%
PVH Corp.	63,300	6,761,073
Steven Madden, Ltd. (a)	125,300	5,405,442
VF Corp.	57,350	9,620,462

		21,786,977

Trading Companies & Distributors—3.0%
MRC Global, Inc. (a)	354,700	11,680,271
WESCO International, Inc. (a) (b)	175,700	12,757,577

		24,437,848

Wireless Telecommunication Services—1.0%
Crown Castle International Corp. (a)	118,300	8,238,412

Total Common Stock (Identified Cost $695,853,266)		793,592,834

Short Term Investments—16.5%

Mutual Funds—15.1%
State Street Navigator Securities Lending Prime Portfolio (c)	122,735,655	122,735,655

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $11,334,013 on 04/01/13, collateralized by $11,540,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $11,562,757.	$11,334,000	11,334,000

Total Short Term Investments (Identified Cost $134,069,655)		134,069,655

Total Investments—114.1% (Identified Cost $829,922,921) (d)		927,662,489
Liabilities in excess of other assets		(114,868,923)

Net Assets—100.0%		$812,793,566

(a)	Non-Income Producing.
(b)

All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $143,207,750 and the collateral received consisted of cash in the amount of $122,735,655 and non-cash collateral with a value of $23,434,146. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of

MSF-66

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $829,922,921. The aggregate unrealized appreciation and depreciation of investments was $103,713,598 and $(5,974,030), respectively, resulting in net unrealized appreciation of $97,739,568.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$793,592,834	$—	$—	$793,592,834
Short Term Investments
Mutual Funds	122,735,655	—	—	122,735,655
Repurchase Agreement	—	11,334,000	—	11,334,000
Total Short Term Investments	122,735,655	11,334,000	—	134,069,655
Total Investments	$916,328,489	$11,334,000	$—	$927,662,489

Collateral for Securities Loaned (Liability)	$—	$(122,735,655)	$—	$(122,735,655)

*	See Schedule of Investments for additional detailed categorizations.

MSF-67

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.8%
Precision Castparts Corp.	297,623	$56,435,273
Rolls-Royce Holdings plc (GBP)	803,415	13,805,578
The Boeing Co.	483,150	41,478,428
United Technologies Corp.	472,859	44,179,216

		155,898,495

Beverages—1.2%
Diageo plc (GBP)	1,047,913	32,997,680

Biotechnology—7.0%
Alexion Pharmaceuticals, Inc. (a)	436,275	40,198,379
Biogen Idec, Inc. (a)	288,525	55,659,358
Gilead Sciences, Inc. (a)	987,494	48,318,081
Vertex Pharmaceuticals, Inc. (a)	777,305	42,736,229

		186,912,047

Capital Markets—2.9%
Morgan Stanley	1,770,412	38,913,656
The Goldman Sachs Group, Inc.	264,707	38,951,635

		77,865,291

Chemicals—2.4%
Monsanto Co.	616,171	65,086,143

Communications Equipment—0.9%
QUALCOMM, Inc.	356,535	23,870,018

Computers & Peripherals—5.8%
Apple, Inc.	285,579	126,405,833
EMC Corp. (a)	1,267,748	30,286,499

		156,692,332

Electrical Equipment—0.8%
Roper Industries, Inc.	165,552	21,076,425

Energy Equipment & Services—2.0%
FMC Technologies, Inc. (a)	278,163	15,129,285
Schlumberger, Ltd.	529,384	39,645,568

		54,774,853

Food & Staples Retailing—3.8%
Costco Wholesale Corp.	552,790	58,656,547
Whole Foods Market, Inc.	500,223	43,394,345

		102,050,892

Food Products—1.1%
Mondelez International, Inc.	958,906	29,352,113

Health Care Equipment & Supplies—1.1%
Cie Generale d’Optique Essilor International S.A. (EUR)	117,240	13,049,226
Intuitive Surgical, Inc. (a)	32,734	16,078,613

		29,127,839

Health Care Providers & Services—2.7%
Express Scripts Holding Co. (a)	808,462	$46,607,834
UnitedHealth Group, Inc.	450,476	25,771,732

		72,379,566

Hotels, Restaurants & Leisure—3.5%
Chipotle Mexican Grill, Inc. (a) (b)	103,449	33,710,925
Dunkin’ Brands Group, Inc. (b)	817,969	30,166,697
Yum! Brands, Inc.	410,719	29,547,125

		93,424,747

Internet & Catalog Retail—4.7%
Amazon.com, Inc. (a)	278,078	74,105,006
priceline.com, Inc. (a)	77,166	53,084,807

		127,189,813

Internet Software & Services—9.5%
Baidu, Inc. (ADR) (a)	195,550	17,149,735
eBay, Inc. (a)	635,950	34,481,209
Facebook, Inc. (a)	1,058,310	27,071,570
Google, Inc. (Class A) (a)	129,323	102,686,342
LinkedIn Corp. (a)	304,858	53,673,300
Rackspace Hosting, Inc. (a) (b)	348,051	17,569,614
Youku Tudou, Inc. (ADR) (a) (b)	101,134	1,696,017

		254,327,787

IT Services—7.6%
International Business Machines Corp.	236,263	50,394,898
MasterCard, Inc.	170,262	92,133,876
Teradata Corp. (a)	233,113	13,639,441
Visa, Inc. (Class A)	276,738	47,001,182

		203,169,397

Media—1.5%
The Walt Disney Co.	689,974	39,190,523

Oil, Gas & Consumable Fuels—2.3%
Concho Resources, Inc. (a)	392,692	38,259,982
EOG Resources, Inc.	191,404	24,513,110

		62,773,092

Personal Products—1.7%
The Estee Lauder Cos., Inc.	688,123	44,060,516

Pharmaceuticals—8.7%
Abbott Laboratories	806,155	28,473,394
Allergan, Inc.	491,089	54,820,265
Bristol-Myers Squibb Co.	964,326	39,720,588
Novo Nordisk A/S (ADR)	274,770	44,375,355
Perrigo Co.	177,894	21,121,355
Shire plc (ADR)	482,320	44,064,755

		232,575,712

Real Estate Investment Trusts—1.2%
American Tower Corp.	421,667	32,434,626

MSF-68

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—3.7%
Canadian Pacific Railway, Ltd. (b)	182,151	$23,765,241
Kansas City Southern	235,649	26,133,474
Union Pacific Corp.	343,206	48,875,967

		98,774,682

Semiconductors & Semiconductor Equipment—1.8%
ARM Holdings plc (ADR)	656,061	27,797,304
Avago Technologies, Ltd.	592,889	21,296,573

		49,093,877

Software—6.5%
Intuit, Inc.	422,457	27,734,302
Red Hat, Inc. (a)	693,950	35,086,112
Salesforce.com, Inc. (a) (b)	247,353	44,234,137
Splunk, Inc. (a)	400,366	16,026,651
VMware, Inc. (a)	438,829	34,614,831
Workday, Inc. (a) (b)	274,012	16,887,360

		174,583,393

Specialty Retail—4.0%
Inditex S.A. (EUR)	399,052	53,179,428
TJX Cos., Inc.	1,171,675	54,775,806

		107,955,234

Textiles, Apparel & Luxury Goods—4.8%
Lululemon Athletica, Inc. (a) (b)	345,449	21,538,745
NIKE, Inc.	1,060,688	62,591,199
Ralph Lauren Corp.	264,839	44,839,891

		128,969,835

Wireless Telecommunication Services—0.7%
Crown Castle International Corp. (a)	283,506	19,743,358

Total Common Stock (Identified Cost $2,100,011,574)		2,676,350,286

Short Term Investments—4.7%

Mutual Funds—4.2%
State Street Navigator Securities Lending Prime Portfolio (c)	113,797,570	113,797,570

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 to be repurchased at $13,601,015 on 04/01/13, collateralized by $13,710,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/15/14 with a value of $13,876,714.	$13,601,000	$13,601,000

Total Short Term Investments (Identified Cost $127,398,570)		127,398,570

Total Investments—104.4% (Identified Cost $2,227,410,144) (d)		2,803,748,856
Liabilities in excess of other assets		(118,171,522)

Net Assets—100.0%		$2,685,577,334

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $164,430,496 and the collateral received consisted of cash in the amount of $113,797,570 and non-cash collateral with a value of $52,360,445. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $2,227,410,144. The aggregate unrealized appreciation and depreciation of investments was $603,293,946 and $(26,955,234), respectively, resulting in net unrealized appreciation of $576,338,712.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

MSF-69

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$142,092,917	$13,805,578	$—	$155,898,495
Beverages	—	32,997,680	—	32,997,680
Biotechnology	186,912,047	—	—	186,912,047
Capital Markets	77,865,291	—	—	77,865,291
Chemicals	65,086,143	—	—	65,086,143
Communications Equipment	23,870,018	—	—	23,870,018
Computers & Peripherals	156,692,332	—	—	156,692,332
Electrical Equipment	21,076,425	—	—	21,076,425
Energy Equipment & Services	54,774,853	—	—	54,774,853
Food & Staples Retailing	102,050,892	—	—	102,050,892
Food Products	29,352,113	—	—	29,352,113
Health Care Equipment & Supplies	16,078,613	13,049,226	—	29,127,839
Health Care Providers & Services	72,379,566	—	—	72,379,566
Hotels, Restaurants & Leisure	93,424,747	—	—	93,424,747
Internet & Catalog Retail	127,189,813	—	—	127,189,813
Internet Software & Services	254,327,787	—	—	254,327,787
IT Services	203,169,397	—	—	203,169,397
Media	39,190,523	—	—	39,190,523
Oil, Gas & Consumable Fuels	62,773,092	—	—	62,773,092
Personal Products	44,060,516	—	—	44,060,516
Pharmaceuticals	232,575,712	—	—	232,575,712
Real Estate Investment Trusts	32,434,626	—	—	32,434,626
Road & Rail	98,774,682	—	—	98,774,682
Semiconductors & Semiconductor Equipment	49,093,877	—	—	49,093,877
Software	174,583,393	—	—	174,583,393
Specialty Retail	54,775,806	53,179,428	—	107,955,234
Textiles, Apparel & Luxury Goods	128,969,835	—	—	128,969,835
Wireless Telecommunication Services	19,743,358	—	—	19,743,358
Total Common Stock	2,563,318,374	113,031,912	—	2,676,350,286
Short Term Investments
Mutual Funds	113,797,570	—	—	113,797,570
Repurchase Agreement	—	13,601,000	—	13,601,000
Total Short Term Investments	113,797,570	13,601,000	—	127,398,570
Total Investments	$2,677,115,944	$126,632,912	$—	$2,803,748,856

Collateral for Securities Loaned (Liability)	$—	$(113,797,570)	$—	$(113,797,570)

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Hexcel Corp. (a)	71,820	$2,083,498
Triumph Group, Inc.	27,047	2,123,190

		4,206,688

Airlines—0.4%
Spirit Airlines, Inc. (a)	64,233	1,628,949

Auto Components—1.1%
Dana Holding Corp.	115,921	2,066,872
Dorman Products, Inc. (a) (b)	34,235	1,273,884
Tenneco, Inc. (a)	42,211	1,659,314

		5,000,070

Biotechnology—2.7%
Aegerion Pharmaceuticals, Inc. (a) (b)	36,678	1,479,591
Alkermes plc (a)	101,882	2,415,622
Cubist Pharmaceuticals, Inc. (a)	38,248	1,790,771
Emergent Biosolutions, Inc. (a)	73,757	1,031,123
Exact Sciences Corp. (a)	118,651	1,162,780
Myriad Genetics, Inc. (a)	52,386	1,330,604
Neurocrine Biosciences, Inc. (a)	121,937	1,480,315
Synageva BioPharma Corp. (a) (b)	20,815	1,143,160

		11,833,966

Building Products—0.5%
Armstrong World Industries, Inc. (a) (b)	36,335	2,030,763

Capital Markets—2.6%
Ares Capital Corp.	113,498	2,054,314
Fifth Street Finance Corp.	184,048	2,028,209
Financial Engines, Inc. (a) (b)	70,959	2,570,135
Safeguard Scientifics, Inc. (a) (b)	45,240	714,792
Stifel Financial Corp. (a)	119,914	4,157,418

		11,524,868

Chemicals—2.8%
American Vanguard Corp.	35,618	1,087,774
Cabot Corp.	47,465	1,623,303
Flotek Industries, Inc. (a) (b)	124,762	2,039,859
Koppers Holdings, Inc.	27,209	1,196,652
Minerals Technologies, Inc.	28,209	1,170,956
Olin Corp.	68,201	1,720,029
Tronox, Ltd. (b)	63,749	1,262,868
W.R. Grace & Co. (a)	20,679	1,602,829
Zep, Inc.	52,449	787,259

		12,491,529

Commercial Banks—7.5%
BancorpSouth, Inc.	141,944	2,313,687
Bank of the Ozarks, Inc. (b)	36,966	1,639,442
Boston Private Financial Holdings, Inc.	152,105	1,502,798
Cathay General Bancorp	151,143	3,040,997
City National Corp. (b)	36,994	2,179,317
CVB Financial Corp.	114,593	1,291,463
First Financial Bancorp	114,736	1,841,513

Commercial Banks—(Continued)
First Financial Bankshares, Inc. (b)	34,376	$1,670,674
Iberiabank Corp.	38,629	1,932,223
PacWest Bancorp	59,721	1,738,478
Pinnacle Financial Partners, Inc. (a)	60,554	1,414,542
Popular, Inc. (a)	62,964	1,738,436
Prosperity Bancshares, Inc. (b)	44,806	2,123,356
Signature Bank (a)	53,166	4,187,354
SVB Financial Group (a)	13,527	959,605
Texas Capital Bancshares, Inc. (a)	30,243	1,223,329
Wintrust Financial Corp. (b)	64,603	2,392,895

		33,190,109

Commercial Services & Supplies—2.3%
ACCO Brands Corp. (a)	145,528	972,127
KAR Auction Services, Inc.	112,070	2,244,762
McGrath Rentcorp	35,716	1,110,768
Performant Financial Corp. (a)	40,215	493,840
Rollins, Inc.	83,644	2,053,460
Team, Inc. (a)	28,376	1,165,402
Waste Connections, Inc. (b)	44,866	1,614,279
West Corp. (a)	35,704	685,160

		10,339,798

Communications Equipment—1.7%
Brocade Communications Systems, Inc. (a)	236,938	1,367,132
Ciena Corp. (a)	108,849	1,742,673
Harmonic, Inc. (a)	159,089	921,125
Ixia (a) (b)	84,266	1,823,516
NETGEAR, Inc. (a) (b)	53,285	1,785,581

		7,640,027

Computers & Peripherals—0.3%
QLogic Corp. (a)	92,108	1,068,453

Construction & Engineering—1.2%
MasTec, Inc. (a) (b)	57,694	1,681,780
MYR Group, Inc. (a)	71,534	1,756,875
Primoris Services Corp.	81,283	1,797,167

		5,235,822

Consumer Finance—1.1%
Cash America International, Inc. (b)	23,113	1,212,739
DFC Global Corp. (a)	120,942	2,012,475
Encore Capital Group, Inc. (a) (b)	47,837	1,439,894

		4,665,108

Distributors—0.6%
Core-Mark Holding Co., Inc.	26,618	1,365,770
Pool Corp.	26,746	1,283,808

		2,649,578

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (a)	25,027	845,662
Grand Canyon Education, Inc. (a) (b)	92,517	2,349,007

		3,194,669

MSF-71

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.8%
MarketAxess Holdings, Inc.	96,953	$3,616,347

Electric Utilities—1.6%
Allete, Inc.	63,226	3,099,339
ITC Holdings Corp. (b)	14,935	1,333,098
UIL Holdings Corp. (b)	64,933	2,570,697

		7,003,134

Electrical Equipment—3.0%
AZZ, Inc.	62,331	3,004,354
Belden, Inc.	45,045	2,326,574
EnerSys (a)	31,886	1,453,364
General Cable Corp. (a)	48,597	1,780,108
Global Power Equipment Group, Inc.	35,735	629,651
II-VI, Inc. (a)	70,802	1,206,466
Polypore International, Inc. (a) (b)	31,881	1,280,979
Thermon Group Holdings, Inc. (a)	67,529	1,499,819

		13,181,315

Electronic Equipment, Instruments & Components—3.2%
Cognex Corp.	29,914	1,260,875
FEI Co.	26,637	1,719,418
GSI Group, Inc. (a)	47,072	401,524
IPG Photonics Corp. (a) (b)	28,488	1,891,888
Littelfuse, Inc.	30,520	2,070,782
Measurement Specialties, Inc. (a)	38,120	1,516,033
Methode Electronics, Inc. (b)	81,563	1,050,532
Rogers Corp. (a)	41,534	1,977,849
Vishay Intertechnology, Inc. (a) (b)	172,997	2,354,489

		14,243,390

Energy Equipment & Services—3.0%
Dril-Quip, Inc. (a)	21,960	1,914,253
Forum Energy Technologies, Inc. (a)	61,900	1,780,244
Helix Energy Solutions Group, Inc. (a)	144,323	3,302,110
Lufkin Industries, Inc. (b)	60,488	4,015,799
Oceaneering International, Inc.	35,669	2,368,778

		13,381,184

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (b)	15,463	901,493
Spartan Stores, Inc.	85,904	1,507,615
Susser Holdings Corp. (a) (b)	34,206	1,748,269

		4,157,377

Food Products—1.1%
Darling International, Inc. (a)	81,718	1,467,655
Ingredion, Inc.	35,581	2,573,218
J&J Snack Foods Corp.	12,914	992,958

		5,033,831

Gas Utilities—0.6%
New Jersey Resources Corp. (b)	17,831	799,720
UGI Corp.	47,920	1,839,649

		2,639,369

Health Care Equipment & Supplies—3.1%
Abaxis, Inc. (a) (b)	41,939	$1,984,553
Analogic Corp.	15,363	1,213,984
Conceptus, Inc. (a) (b)	77,909	1,881,502
Cyberonics, Inc. (a)	24,154	1,130,649
Endologix, Inc. (a)	102,326	1,652,565
ICU Medical, Inc. (a)	20,045	1,181,653
Insulet Corp. (a) (b)	65,131	1,684,288
SurModics, Inc. (a)	27,581	751,582
Teleflex, Inc.	26,766	2,261,995

		13,742,771

Health Care Providers & Services—3.3%
Acadia Healthcare Co., Inc. (a)	45,106	1,325,665
Bio-Reference Labs, Inc. (a) (b)	75,235	1,954,605
Emeritus Corp. (a)	47,381	1,316,718
Hanger Orthopedic Group, Inc. (a)	121,329	3,825,503
MEDNAX, Inc. (a) (b)	24,845	2,226,857
Team Health Holdings, Inc. (a)	55,446	2,017,126
WellCare Health Plans, Inc. (a)	33,714	1,954,064

		14,620,538

Health Care Technology—0.8%
MedAssets, Inc. (a)	109,373	2,105,430
Medidata Solutions, Inc. (a)	21,761	1,261,703

		3,367,133

Hotels, Restaurants & Leisure—3.6%
Churchill Downs, Inc. (b)	34,541	2,419,252
Cracker Barrel Old Country Store, Inc.	16,626	1,344,212
Marriott Vacations Worldwide Corp. (a)	60,781	2,608,113
Panera Bread Co. (a)	5,244	866,518
SHFL Entertainment, Inc. (a)	110,261	1,827,025
Six Flags Entertainment Corp.	27,367	1,983,560
Texas Roadhouse, Inc. (b)	56,418	1,139,079
Vail Resorts, Inc. (b)	29,768	1,855,142
Wyndham Worldwide Corp.	30,644	1,975,925

		16,018,826

Household Durables—0.9%
Jarden Corp. (a)	73,868	3,165,222
La-Z-Boy, Inc. (a)	40,040	755,555

		3,920,777

Industrial Conglomerates—0.5%
Raven Industries, Inc. (b)	68,497	2,302,184

Insurance—2.7%
Amtrust Financial Services, Inc. (b)	53,723	1,861,502
Employers Holdings, Inc. (b)	107,047	2,510,252
HCC Insurance Holdings, Inc.	78,881	3,315,369
ProAssurance Corp. (a)	52,352	2,477,820
Reinsurance Group of America, Inc.	32,808	1,957,653

		12,122,596

MSF-72

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—1.1%
HomeAway, Inc. (a) (b)	65,966	$2,143,895
HSN, Inc.	26,568	1,457,520
Liberty Ventures (Series A) (a)	18,391	1,389,992

		4,991,407

Internet Software & Services—2.3%
Angie’s List, Inc. (a) (b)	61,050	1,206,348
Cornerstone OnDemand, Inc. (a)	42,961	1,464,970
CoStar Group, Inc. (a) (b)	24,222	2,651,340
DealerTrack Holdings, Inc. (a)	70,696	2,077,049
IAC/InterActiveCorp. (a)	12,763	570,251
OpenTable, Inc. (a)	19,338	1,217,907
Perficient, Inc. (a)	85,020	991,333

		10,179,198

IT Services—2.1%
Convergys Corp. (a)	91,963	1,566,130
Euronet Worldwide, Inc. (a)	88,046	2,319,132
InterXion Holding NV (a)	73,969	1,791,529
WEX, Inc. (a) (b)	47,974	3,765,959

		9,442,750

Life Sciences Tools & Services—0.5%
PAREXEL International Corp. (a)	56,335	2,225,796

Machinery—5.4%
Actuant Corp.	41,799	1,279,885
Alamo Group, Inc. (b)	27,334	1,045,525
Albany International Corp.	55,990	1,618,111
Altra Holdings, Inc. (a)	96,556	2,628,254
Chart Industries, Inc. (a) (b)	26,969	2,157,790
John Bean Technologies Corp.	45,206	938,024
Middleby Corp. (a)	18,084	2,751,481
Proto Labs, Inc. (a)	31,817	1,562,215
RBC Bearings, Inc. (a)	67,171	3,396,166
The Manitowoc Co., Inc.	81,195	1,669,369
Trimas Corp. (a)	57,578	1,869,558
Wabtec Corp.	30,499	3,114,253

		24,030,631

Marine—0.5%
Kirby Corp. (a) (b)	29,200	2,242,560

Media—1.2%
Arbitron, Inc.	16,694	782,448
John Wiley & Sons, Inc.	47,043	1,832,795
Live Nation Entertainment, Inc. (a)	141,385	1,748,932
National CineMedia, Inc.	53,133	838,439

		5,202,614

Metals & Mining—1.5%
Haynes International, Inc.	24,355	1,346,831
Horsehead Holding Corp. (a)	137,342	1,494,281
Reliance Steel & Aluminum Co.	29,116	2,072,186
SunCoke Energy, Inc. (a)	108,894	1,778,239

		6,691,537

Multi-Utilities—0.2%
NorthWestern Corp.	23,426	$933,760

Multiline Retail—0.3%
Fred’s, Inc. (b)	99,322	1,358,725

Oil, Gas & Consumable Fuels—2.2%
Approach Resources, Inc. (a) (b)	51,743	1,273,395
Berry Petroleum Co.	13,717	634,960
EPL Oil & Gas, Inc. (a)	96,091	2,576,200
Gulfport Energy Corp. (a)	38,773	1,776,967
Oasis Petroleum, Inc. (a)	53,991	2,055,437
Rosetta Resources, Inc. (a)	33,572	1,597,356

		9,914,315

Pharmaceuticals—0.3%
Pacira Pharmaceuticals, Inc. (a) (b)	45,662	1,317,805

Professional Services—2.2%
Huron Consulting Group, Inc. (a)	43,728	1,763,113
On Assignment, Inc. (a)	64,040	1,620,852
The Advisory Board Co. (a)	39,650	2,082,418
The Corporate Executive Board Co.	42,987	2,500,124
WageWorks, Inc. (a)	74,722	1,870,292

		9,836,799

Real Estate Investment Trusts—5.6%
American Campus Communities, Inc.	56,585	2,565,564
BioMed Realty Trust, Inc.	125,651	2,714,061
CubeSmart	168,425	2,661,115
DuPont Fabros Technology, Inc. (b)	55,611	1,349,679
Hersha Hospitality Trust	393,951	2,300,674
Home Properties, Inc.	29,420	1,865,816
Mid-America Apartment Communities, Inc. (b)	32,646	2,254,533
National Retail Properties, Inc.	48,564	1,756,560
Omega Healthcare Investors, Inc. (b)	90,358	2,743,269
Potlatch Corp.	38,845	1,781,432
Sovran Self Storage, Inc.	43,715	2,819,180

		24,811,883

Road & Rail—2.3%
Avis Budget Group, Inc. (a)	103,676	2,885,303
Genesee & Wyoming, Inc. (a)	37,464	3,488,273
Old Dominion Freight Line, Inc. (a)	69,821	2,667,162
Werner Enterprises, Inc. (b)	49,843	1,203,210

		10,243,948

Semiconductors & Semiconductor Equipment—3.6%
Cavium, Inc. (a) (b)	45,847	1,779,322
Hittite Microwave Corp. (a)	29,698	1,798,511
Magnachip Semiconductor Corp. (a)	70,552	1,221,255
Semtech Corp. (a)	104,676	3,704,484
Silicon Laboratories, Inc. (a)	33,272	1,376,130
Teradyne, Inc. (a) (b)	154,309	2,502,892
Ultratech, Inc. (a)	43,342	1,713,309
Volterra Semiconductor Corp. (a)	141,285	2,006,247

		16,102,150

MSF-73

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—4.3%
Aspen Technology, Inc. (a)	50,580	$1,633,228
CommVault Systems, Inc. (a)	20,738	1,700,101
Guidewire Software, Inc. (a)	55,040	2,115,738
Imperva, Inc. (a)	45,461	1,750,248
MicroStrategy, Inc. (a)	11,894	1,202,246
Monotype Imaging Holdings, Inc.	69,494	1,650,483
QLIK Technologies, Inc. (a)	61,621	1,591,670
Sourcefire, Inc. (a)	30,928	1,831,865
SS&C Technologies Holdings, Inc. (a)	58,143	1,743,127
Synchronoss Technologies, Inc. (a) (b)	44,585	1,383,473
Ultimate Software Group, Inc. (a) (b)	23,373	2,434,532

		19,036,711

Specialty Retail—4.3%
Asbury Automotive Group, Inc. (a)	48,693	1,786,546
Barnes & Noble, Inc. (a) (b)	70,158	1,154,099
Cabela’s, Inc. (a) (b)	17,765	1,079,757
Chico’s FAS, Inc.	78,519	1,319,119
Genesco, Inc. (a)	42,478	2,552,503
Hibbett Sports, Inc. (a) (b)	24,962	1,404,612
HOT Topic, Inc. (b)	131,452	1,824,554
JOS A. Bank Clothiers, Inc. (a) (b)	25,976	1,036,442
Lumber Liquidators Holdings, Inc. (a) (b)	18,433	1,294,365
Rent-A-Center, Inc. (b)	42,423	1,567,106
rue21, inc. (a) (b)	47,431	1,393,997
Sally Beauty Holdings, Inc. (a)	90,461	2,657,744

		19,070,844

Textiles, Apparel & Luxury Goods—0.7%
Oxford Industries, Inc. (b)	29,227	1,551,954
Tumi Holdings, Inc. (a)	74,270	1,555,214

		3,107,168

Thrifts & Mortgage Finance—0.4%
Capitol Federal Financial, Inc.	134,678	1,625,563

Trading Companies & Distributors—1.3%
DXP Enterprises, Inc. (a)	18,664	1,394,201
H&E Equipment Services, Inc. (a)	52,393	1,068,817
Rush Enterprises, Inc. (a) (b)	82,078	1,979,722
Titan Machinery, Inc. (a) (b)	49,667	1,378,259

		5,820,999

Transportation Infrastructure—0.2%
Wesco Aircraft Holdings, Inc. (a)	62,378	918,204

Water Utilities—0.3%
Middlesex Water Co.	61,079	1,192,262

Total Common Stock (Identified Cost $307,247,297)		436,348,798

Warrants—0.0%
Security Description	Shares/Principal Amount	Value

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13, strike price $10.50 (a) (b)	16,409	$2,133

Total Warrants (Identified Cost $0)		2,133

Short Term Investments—22.4%

Mutual Funds—20.7%
State Street Navigator Securities Lending Prime Portfolio (c)	91,709,038	91,709,038

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $7,664,009 on 04/01/13, collateralized by $7,810,000 Federal Home Loan Mortgage Corp. at 0.300% due 02/06/15 with a value of $7,819,763.	$7,664,000	7,664,000

Total Short Term Investments (Identified Cost $99,373,038)		99,373,038

Total Investments—120.9% (Identified Cost $406,620,335) (d)		535,723,969
Liabilities in excess of other assets		(92,774,770)

Net Assets—100.0%		$442,949,199

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $90,056,688 and the collateral received consisted of cash in the amount of $91,709,038 and non-cash collateral with a value of $252,546. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $406,620,335. The aggregate unrealized appreciation and depreciation of investments was $133,317,269 and $(4,213,635), respectively, resulting in net unrealized appreciation of $129,103,634.

MSF-74

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$436,348,798	$—	$—	$436,348,798
Total Warrants*	2,133	—	—	2,133
Short Term Investments
Mutual Funds	91,709,038	—	—	91,709,038
Repurchase Agreement	—	7,664,000	—	7,664,000
Total Short Term Investments	91,709,038	7,664,000	—	99,373,038
Total Investments	$528,059,969	$7,664,000	$—	$535,723,969

Collateral for Securities Loaned (Liability)	$—	$(91,709,038)	$—	$(91,709,038)

*	See Schedule of Investments for additional detailed categorizations.

MSF-75

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Hexcel Corp. (a)	174,050	$5,049,191
Triumph Group, Inc. (b)	65,713	5,158,470

		10,207,661

Airlines—0.9%
Spirit Airlines, Inc. (a)	155,662	3,947,588

Auto Components—0.7%
Dorman Products, Inc. (a) (b)	83,177	3,095,016

Biotechnology—6.9%
Aegerion Pharmaceuticals, Inc. (a) (b)	88,894	3,585,984
Alkermes plc (a)	246,902	5,854,046
Cubist Pharmaceuticals, Inc. (a) (b)	92,692	4,339,839
Emergent Biosolutions, Inc. (a)	178,744	2,498,841
Exact Sciences Corp. (a) (b)	287,542	2,817,912
Myriad Genetics, Inc. (a) (b)	126,952	3,224,581
Neurocrine Biosciences, Inc. (a) (b)	295,504	3,587,419
Synageva BioPharma Corp. (a) (b)	50,444	2,770,384

		28,679,006

Capital Markets—2.6%
Financial Engines, Inc. (a) (b)	172,019	6,230,528
Stifel Financial Corp. (a)	131,776	4,568,674

		10,799,202

Chemicals—1.8%
American Vanguard Corp. (b)	86,345	2,636,976
Flotek Industries, Inc. (a) (b)	302,353	4,943,472

		7,580,448

Commercial Banks—4.0%
Bank of the Ozarks, Inc. (b)	89,625	3,974,869
Boston Private Financial Holdings, Inc. (b)	368,615	3,641,916
Signature Bank (a) (b)	50,366	3,966,826
SVB Financial Group (a)	32,782	2,325,555
Texas Capital Bancshares, Inc. (a) (b)	73,292	2,964,662

		16,873,828

Communications Equipment—2.1%
Ciena Corp. (a) (b)	263,785	4,223,198
Ixia (a) (b)	204,212	4,419,148

		8,642,346

Construction & Engineering—1.0%
MasTec, Inc. (a) (b)	139,816	4,075,636

Consumer Finance—0.8%
Encore Capital Group, Inc. (a) (b)	115,930	3,489,493

Distributors—0.7%
Pool Corp. (b)	64,838	3,112,224

Diversified Consumer Services—1.9%
Bright Horizons Family Solutions, Inc. (a) (b)	60,654	$2,049,499
Grand Canyon Education, Inc. (a) (b)	224,800	5,707,672

		7,757,171

Diversified Financial Services—0.9%
MarketAxess Holdings, Inc.	98,115	3,659,690

Electrical Equipment—1.6%
Polypore International, Inc. (a) (b)	77,260	3,104,307
Thermon Group Holdings, Inc. (a)	163,650	3,634,666

		6,738,973

Electronic Equipment, Instruments & Components—3.0%
FEI Co. (b)	64,552	4,166,832
IPG Photonics Corp. (a) (b)	69,039	4,584,880
Measurement Specialties, Inc. (a) (b)	92,381	3,673,992

		12,425,704

Energy Equipment & Services—3.7%
Dril-Quip, Inc. (a)	53,219	4,639,100
Forum Energy Technologies, Inc. (a) (b)	150,008	4,314,230
Helix Energy Solutions Group, Inc. (a)	127,320	2,913,082
Lufkin Industries, Inc. (b)	57,498	3,817,292

		15,683,704

Food & Staples Retailing—1.0%
Susser Holdings Corp. (a) (b)	82,922	4,238,143

Health Care Equipment & Supplies—6.2%
Abaxis, Inc. (a) (b)	101,669	4,810,977
Analogic Corp.	37,326	2,949,501
Conceptus, Inc. (a) (b)	188,807	4,559,689
Cyberonics, Inc. (a)	58,535	2,740,023
Endologix, Inc. (a) (b)	248,611	4,015,068
ICU Medical, Inc. (a) (b)	48,576	2,863,555
Insulet Corp. (a) (b)	157,841	4,081,768

		26,020,581

Health Care Providers & Services—4.1%
Acadia Healthcare Co., Inc. (a) (b)	109,590	3,220,850
Emeritus Corp. (a) (b)	115,118	3,199,129
Hanger Orthopedic Group, Inc. (a)	180,171	5,680,792
Team Health Holdings, Inc. (a)	134,369	4,888,344

		16,989,115

Health Care Technology—2.0%
MedAssets, Inc. (a)	265,732	5,115,341
Medidata Solutions, Inc. (a)	52,753	3,058,619

		8,173,960

Hotels, Restaurants & Leisure—3.3%
Panera Bread Co. (a)	12,708	2,099,870
SHFL Entertainment, Inc. (a) (b)	267,209	4,427,653
Texas Roadhouse, Inc. (b)	137,086	2,767,766

MSF-76

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Vail Resorts, Inc. (b)	72,162	$4,497,136

		13,792,425

Insurance—1.1%
Amtrust Financial Services, Inc. (b)	130,194	4,511,222

Internet & Catalog Retail—1.2%
HomeAway, Inc. (a) (b)	159,864	5,195,580

Internet Software & Services—5.0%
Angie’s List, Inc. (a) (b)	147,979	2,924,065
Cornerstone OnDemand, Inc. (a) (b)	104,111	3,550,185
CoStar Group, Inc. (a) (b)	58,699	6,425,193
DealerTrack Holdings, Inc. (a)	171,327	5,033,587
OpenTable, Inc. (a) (b)	46,865	2,951,558

		20,884,588

IT Services—1.0%
InterXion Holding NV (a)	179,254	4,341,532

Life Sciences Tools & Services—1.3%
PAREXEL International Corp. (a) (b)	136,522	5,393,984

Machinery—5.2%
Chart Industries, Inc. (a) (b)	65,356	5,229,134
Middleby Corp. (a) (b)	29,670	4,514,290
Proto Labs, Inc. (a) (b)	77,105	3,785,855
RBC Bearings, Inc. (a) (b)	83,718	4,232,782
The Manitowoc Co., Inc. (b)	196,769	4,045,571

		21,807,632

Oil, Gas & Consumable Fuels—3.9%
Approach Resources, Inc. (a) (b)	125,396	3,085,995
Gulfport Energy Corp. (a)	93,963	4,306,324
Oasis Petroleum, Inc. (a) (b)	130,842	4,981,155
Rosetta Resources, Inc. (a) (b)	81,358	3,871,014

		16,244,488

Pharmaceuticals—0.8%
Pacira Pharmaceuticals, Inc. (a) (b)	110,695	3,194,658

Professional Services—5.7%
Huron Consulting Group, Inc. (a) (b)	105,971	4,272,751
On Assignment, Inc. (a) (b)	155,195	3,927,985
The Advisory Board Co. (a)	96,089	5,046,594
The Corporate Executive Board Co.	104,450	6,074,812
WageWorks, Inc. (a)	181,100	4,532,933

		23,855,075

Road & Rail—1.2%
Genesee & Wyoming, Inc. (a) (b)	52,907	4,926,171

Semiconductors & Semiconductor Equipment—5.2%
Cavium, Inc. (a) (b)	111,106	4,312,024
Hittite Microwave Corp. (a) (b)	71,970	4,358,503

Semiconductors & Semiconductor Equipment—(Continued)
Semtech Corp. (a)	90,085	$3,188,108
Silicon Laboratories, Inc. (a) (b)	80,632	3,334,940
Ultratech, Inc. (a)	105,037	4,152,113
Volterra Semiconductor Corp. (a)	172,312	2,446,830

		21,792,518

Software—7.6%
Aspen Technology, Inc. (a)	122,902	3,968,506
CommVault Systems, Inc. (a) (b)	50,384	4,130,480
Guidewire Software, Inc. (a) (b)	133,384	5,127,281
Imperva, Inc. (a) (b)	110,172	4,241,622
QLIK Technologies, Inc. (a) (b)	149,334	3,857,297
Sourcefire, Inc. (a) (b)	74,952	4,439,407
Ultimate Software Group, Inc. (a) (b)	56,642	5,899,831

		31,664,424

Specialty Retail—4.8%
Asbury Automotive Group, Inc. (a)	118,004	4,329,567
Cabela’s, Inc. (a) (b)	43,052	2,616,701
Chico’s FAS, Inc.	190,285	3,196,788
Hibbett Sports, Inc. (a) (b)	60,648	3,412,663
Lumber Liquidators Holdings, Inc. (a) (b)	44,691	3,138,202
rue21, inc. (a) (b)	114,944	3,378,204

		20,072,125

Textiles, Apparel & Luxury Goods—1.8%
Oxford Industries, Inc. (b)	70,829	3,761,020
Tumi Holdings, Inc. (a) (b)	180,472	3,779,084

		7,540,104

Total Common Stock (Identified Cost $321,511,006)		407,406,015

Short Term Investments—31.2%

Mutual Funds—28.5%
State Street Navigator Securities Lending Prime Portfolio (c)	119,067,608	119,067,608

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $11,353,013 on 04/01/13, collateralized by $11,570,000 Federal Home Loan Mortgage Corp. at 0.300% due 02/06/15 with a value of $11,584,463.	$11,353,000	11,353,000

Total Short Term Investments (Identified Cost $130,420,608)		130,420,608

Total Investments 128.6% (Identified Cost $451,931,614) (d)		537,826,623
Liabilities in excess of other assets		(119,712,492)

Net Assets 100.0%		$418,114,131

MSF-77

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $117,008,993 and the collateral received consisted of cash in the amount of $119,067,608 and non-cash collateral with a value of $673,946. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $451,931,614. The aggregate unrealized appreciation and depreciation of investments was $90,562,988 and $(4,667,979), respectively, resulting in net unrealized appreciation of $85,895,009.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$407,406,015	$—	$—	$407,406,015
Short Term Investments
Mutual Funds	119,067,608	—	—	119,067,608
Repurchase Agreement	—	11,353,000	—	11,353,000
Total Short Term Investments	119,067,608	11,353,000	—	130,420,608
Total Investments	$526,473,623	$11,353,000	$—	$537,826,623

Collateral for Securities Loaned (Liability)	$—	$(119,067,608)	$—	$(119,067,608)

*	See Schedule of Investments for additional detailed categorizations.

MSF-78

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—94.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
L-3 Communications Holdings, Inc.	242,900	$19,655,468
Rockwell Collins, Inc. (a)	335,600	21,183,072
Spirit Aerosystems Holdings, Inc. (b)	429,600	8,158,104

		48,996,644

Capital Markets—1.1%
Northern Trust Corp.	293,600	16,018,816

Commercial Services & Supplies—1.1%
Republic Services, Inc.	485,900	16,034,700

Computers & Peripherals—1.2%
Lexmark International, Inc. (Class A)	639,700	16,888,080

Construction & Engineering—2.6%
Jacobs Engineering Group, Inc. (b)	646,700	36,370,408

Diversified Consumer Services—2.8%
H&R Block, Inc.	1,365,000	40,158,300

Diversified Financial Services—2.3%
NYSE Euronext	839,000	32,418,960

Electric Utilities—0.6%
OGE Energy Corp.	122,300	8,558,554

Electrical Equipment—1.8%
Hubbell, Inc. (Class B)	255,151	24,777,714

Electronic Equipment, Instruments & Components—9.2%
Arrow Electronics, Inc. (b)	779,536	31,664,752
Avnet, Inc. (b)	1,024,200	37,076,040
FLIR Systems, Inc.	1,169,300	30,413,493
Ingram Micro, Inc. (b)	1,510,100	29,718,768

		128,873,053

Energy Equipment & Services—5.3%
Ensco plc	463,454	27,807,240
McDermott International, Inc. (a) (b)	1,684,900	18,517,051
Patterson-UTI Energy, Inc. (a)	1,160,600	27,668,704

		73,992,995

Food & Staples Retailing—3.7%
Sysco Corp. (a)	367,000	12,907,390
The Kroger Co.	1,188,500	39,386,890

		52,294,280

Health Care Equipment & Supplies—1.4%
Becton, Dickinson & Co.	204,500	19,552,245

Health Care Providers & Services—2.5%
CIGNA Corp.	566,490	35,331,981

Insurance—15.7%
Alleghany Corp. (b)	92,355	36,565,192

Insurance—(Continued)
Allied World Assurance Co. Holdings AG	179,977	$16,687,467
Aon plc	361,988	22,262,262
Arch Capital Group, Ltd. (a) (b)	563,500	29,623,195
Fidelity National Financial, Inc.	81,000	2,043,630
Loews Corp.	519,100	22,876,737
The Allstate Corp.	695,600	34,133,092
The Progressive Corp.	1,421,000	35,908,670
Torchmark Corp.	344,300	20,589,140

		220,689,385

Internet & Catalog Retail—0.8%
Liberty Interactive Corp. (Series A) (b)	545,300	11,658,514

Internet Software & Services—1.5%
Open Text Corp. (a) (b)	356,600	21,050,098

IT Services—4.8%
Broadridge Financial Solutions, Inc.	784,800	19,494,432
SAIC, Inc. (a) (b)	1,588,800	21,528,240
The Western Union Co.	1,760,100	26,471,904

		67,494,576

Leisure Equipment & Products—2.3%
Mattel, Inc.	737,600	32,299,504

Media—1.7%
Omnicom Group, Inc. (a)	414,200	24,396,380

Metals & Mining—1.4%
Kinross Gold Corp. (a)	2,451,100	19,437,223

Multi-Utilities—0.3%
SCANA Corp.	87,400	4,471,384

Oil, Gas & Consumable Fuels—6.5%
Cimarex Energy Co.	468,400	35,336,096
Hess Corp.	384,500	27,534,045
SM Energy Co.	79,300	4,696,146
Southwestern Energy Co. (b)	658,900	24,550,614

		92,116,901

Professional Services—5.3%
Manpower, Inc.	384,500	21,808,840
The Dun & Bradstreet Corp. (a)	295,400	24,710,210
Towers Watson & Co.	398,500	27,624,020

		74,143,070

Real Estate Investment Trusts—2.3%
Annaly Capital Management, Inc. (a)	837,200	13,303,108
Hatteras Financial Corp.	700,900	19,225,687

		32,528,795

Road & Rail—1.1%
Ryder System, Inc.	251,700	15,039,075

MSF-79

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—6.5%
Analog Devices, Inc.	756,800	$35,183,632
Applied Materials, Inc.	1,938,300	26,128,284
Lam Research Corp. (b)	735,800	30,506,268

		91,818,184

Software—2.0%
Autodesk, Inc. (b)	349,600	14,417,504
Synopsys, Inc. (b)	382,800	13,734,864

		28,152,368

Specialty Retail—1.8%
Bed Bath & Beyond, Inc. (b)	388,000	24,994,960

Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc.	478,900	23,940,211

Water Utilities—0.0%
American Water Works Co., Inc.	13,600	563,584

Total Common Stock (Identified Cost $996,419,588)		1,335,060,942

Short Term Investments—16.8%

Mutual Funds—13.0%
State Street Navigator Securities Lending Prime Portfolio (c)	182,877,409	182,877,409

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $53,295,059 on 04/01/13, collateralized by $54,430,000 Federal Home Loan Mortgage Corp. due 01/14/14 with a value of $54,361,963.	$53,295,000	$53,295,000

Total Short Term Investments (Identified Cost $236,172,409)		236,172,409

Total Investments—111.6% (Identified Cost $1,232,591,997) (d)		1,571,233,351
Liabilities in excess of other assets		(163,327,644)

Net Assets—100.0%		$1,407,905,707

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $180,977,817 and the collateral received consisted of cash in the amount of $182,877,409 and non-cash collateral with a value of $733,948. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,232,591,997. The aggregate unrealized appreciation and depreciation of investments was $356,629,082 and $(17,987,728), respectively, resulting in net unrealized appreciation of $338,641,354.

MSF-80

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,335,060,942	$—	$—	$1,335,060,942
Short Term Investments
Mutual Funds	182,877,409	—	—	182,877,409
Repurchase Agreement	—	53,295,000	—	53,295,000
Total Short Term Investments	182,877,409	53,295,000	—	236,172,409
Total Investments	$1,517,938,351	$53,295,000	$—	$1,571,233,351

Collateral for Securities Loaned (Liability)	$—	$(182,877,409)	$—	$(182,877,409)

*	See Schedule of Investments for additional detailed categorizations.

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Australia—6.1%
ABM Resources NL (a)	200,680	$9,006
Acrux, Ltd. (a)	13,122	53,351
Adelaide Brighton, Ltd.	230,220	850,606
Aditya Birla Minerals, Ltd.	49,372	22,388
AED Oil, Ltd. (a) (b)	93,946	0
Ainsworth Game Technology, Ltd. (a)	24,018	89,751
AJ Lucas Group, Ltd.	23,896	30,592
Alchemia, Ltd. (a)	56,649	19,453
Alcyone Resources, Ltd. (a)	101,457	1,473
Alkane Resources, Ltd. (a)	120,355	72,801
Alliance Resources, Ltd. (a)	81,385	13,229
Altona Mining, Ltd. (a)	67,875	15,606
AMA Group, Ltd.	41,039	15,134
Amalgamated Holdings, Ltd.	32,994	280,134
Amcom Telecommunications, Ltd. (c)	78,095	146,729
Ampella Mining, Ltd. (a) (c)	17,919	4,677
Ansell, Ltd.	57,951	974,045
Antares Energy, Ltd. (a)	111,036	57,887
AP Eagers, Ltd.	223	1,098
APN News & Media, Ltd. (c)	240,460	92,209
Aquarius Platinum, Ltd.	39,840	30,052
Aquila Resources, Ltd. (a) (c)	43,113	89,052
Arafura Resources, Ltd. (a)	91,975	13,460
ARB Corp., Ltd.	20,473	269,883
Aristocrat Leisure, Ltd.	131,156	503,009
Arrium, Ltd.	635,994	579,383
ASG Group, Ltd.	59,850	26,153
Aspire Mining, Ltd. (a)	118,818	9,307
Atlantic, Ltd. (a)	22,059	3,860
Atlas Iron, Ltd.	243,616	282,442
Aurora Oil & Gas, Ltd. (a) (c)	121,905	420,023
Ausdrill, Ltd. (c)	108,568	329,084
Ausenco., Ltd.	47,381	191,189
Austal, Ltd.	66,437	46,211
Austbrokers Holdings, Ltd.	17,953	183,993
Austin Engineering, Ltd. (c)	18,472	112,126
Australian Agricultural Co., Ltd.	112,231	150,972
Australian Infrastructure Fund	269,584	859,167
Australian Pharmaceutical Industries, Ltd.	110,942	50,851
Australian Worldwide Exploration, Ltd. (a)	245,441	332,330
Automotive Holdings Group	102,926	447,262
AV Jennings, Ltd.	7,380	3,111
Azimuth Resources, Ltd. (a)	41,035	14,751
Bandanna Energy, Ltd. (a) (c)	179,193	31,937
Bank of Queensland, Ltd.	19,941	201,143

Bathurst Resources, Ltd. (a) (c)	206,414	66,814
BC Iron, Ltd. (a)	29,063	98,459
Beach Petroleum, Ltd.	605,168	892,054
Beadell Resources, Ltd. (a)	141,572	134,438
Berkeley Resources, Ltd. (a)	25,720	10,465
Billabong International, Ltd.	157,225	119,427
Bionomics, Ltd. (a)	34,095	13,465
Blackmores, Ltd.	5,691	180,044
Blackthorn Resources, Ltd. (a)	28,882	30,150
BlueScope Steel, Ltd. (c)	48,008	251,607
Boart Longyear Group	197,674	264,637
Boom Logistics, Ltd.	73,674	19,161

Australia—(Continued)
Bradken, Ltd. (c)	65,598	$447,375
Breville Group, Ltd. (c)	35,288	217,413
Brickworks, Ltd.	4,295	58,255
BT Investment Management, Ltd.	11,643	38,367
Buccaneer Energy, Ltd. (a)	246,364	10,808
Cabcharge Australia, Ltd. (c)	55,813	267,254
Cape Lambert Iron Ore, Ltd. (a)	97,229	18,810
Cardno, Ltd.	46,504	333,673
Carnarvon Petroleum, Ltd. (a)	251,902	12,625
carsales.com.au, Ltd.	63,272	621,691
Cash Converters International, Ltd.	102,784	156,696
Cedar Woods Properties, Ltd.	17,372	95,210
Central Petroleum, Ltd. (a)	122,859	17,438
Ceramic Fuel Cells, Ltd. (a) (c)	334,148	22,291
Cerro Resources NL (a)	88,602	13,374
Chalice Gold Mines, Ltd. (a)	25,904	5,126
Chandler Macleod Group, Ltd.	16,111	9,904
Citigold Corp., Ltd. (a)	104,691	6,002
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	21,991
Clough, Ltd.	92,118	126,752
Coal of Africa, Ltd. (a) (c)	133,534	28,039
Coalspur Mines, Ltd. (a) (c)	94,441	50,923
Cobar Consolidated Resources, Ltd. (a)	29,848	8,367
Cockatoo Coal, Ltd. (a)	292,461	20,392
Codan, Ltd. (c)	48,344	193,024
Coffey International, Ltd.	63,637	27,902
Collection House, Ltd.	18,260	29,489
Comet Ridge, Ltd. (a)	6,288	1,679
Cooper Energy, Ltd. (a)	123,859	69,118
Coventry Group, Ltd.	2,905	9,130
Credit Corp. Group, Ltd.	13,415	124,910
Crusader Resources, Ltd. (a)	7,806	2,845
CSG, Ltd.	35,179	26,964
CSR, Ltd.	233,563	502,233
Cudeco, Ltd. (a) (c)	51,210	181,877
Cue Energy Resources, Ltd. (a)	171,183	24,065
Data #3, Ltd.	55,471	71,708
David Jones, Ltd. (c)	207,185	647,042
Decmil Group, Ltd. (a)	65,214	160,427
Deep Yellow, Ltd. (a)	271,919	14,016
Devine, Ltd.	46,180	43,811
Discovery Metals, Ltd. (a) (c)	117,087	76,973
Domino’s Pizza Enterprises, Ltd.	11,943	143,858
Downer EDI, Ltd.	205,994	1,068,132
Dragon Mining, Ltd. (a)	5,660	2,897
Drillsearch Energy, Ltd. (a)	184,856	240,608
DUET Group	6,421	15,385
DuluxGroup, Ltd. (c)	136,108	631,704
DWS Advanced Business Solutions, Ltd.	28,413	44,651
Elders, Ltd.	150,466	18,866
Elemental Minerals, Ltd. (a)	26,469	8,015
Emeco Holdings, Ltd.	314,914	206,728
Empire Oil & Gas NL (a)	532,312	7,816
Energy Resources of Australia, Ltd. (c)	40,323	56,255
Energy World Corp., Ltd. (c)	389,239	150,588
Entek Energy, Ltd. (a)	95,920	5,388
Envestra, Ltd. (c)	474,510	521,828

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Equatorial Resources, Ltd. (a)	18,658	$21,135
ERM Power, Ltd.	449	1,267
eServGlobal, Ltd. (a)	43,068	19,282
Ethane Pipeline Income Fund	3,869	7,608
Euroz, Ltd.	15,482	18,981
Evolution Mining, Ltd. (a)	113,688	174,091
Fairfax Media, Ltd. (c)	370,749	243,772
Fantastic Holdings, Ltd.	250	823
FAR, Ltd. (a)	882,955	39,496
Finbar Group, Ltd.	6,909	10,310
FKP Property Group	98,519	162,518
Fleetwood Corp., Ltd. (c)	27,793	269,361
FlexiGroup, Ltd.	48,988	205,430
Flinders Mines, Ltd. (a)	606,380	37,865
Focus Minerals, Ltd. (a)	1,919,942	44,049
Forge Group, Ltd.	17,324	109,035
Funtastic, Ltd. (a)	72,295	16,586
G8 Education, Ltd.	53,539	116,808
Galaxy Resources, Ltd. (a)	75,661	22,933
Geodynamics, Ltd. (a)	82,317	6,338
Ginalbie Metals, Ltd. (a) (c)	346,087	76,148
Global Construction Services, Ltd.	805	611
Golden Rim Resources, Ltd. (a)	47,205	1,972
Goodman Fielder, Ltd.	873,523	647,696
GrainCorp., Ltd.	92,744	1,128,736
Grange Resources, Ltd. (a)	120,000	27,102
Greencross, Ltd.	653	3,120
Greenland Minerals & Energy, Ltd. (a)	69,811	21,794
Gryphon Minerals, Ltd. (a)	118,469	43,098
GUD Holdings, Ltd. (c)	38,510	288,798
Gujarat NRE Coking Coal, Ltd. (a)	19,871	4,146
Gunns, Ltd. (b) (c)	309,759	0
GWA International, Ltd. (c)	136,579	360,276
Hastie Group, Ltd. (b)	5,739	0
HFA Holdings, Ltd.	45,623	41,882
Highlands Pacific, Ltd. (a)	173,904	21,682
Hillgrove Resources, Ltd.	180,002	18,452
Hills Industries, Ltd.	45,861	53,510
Horizon Oil, Ltd. (c)	465,596	201,316
Icon Energy, Ltd. (a)	157,110	31,996
IDM International, Ltd. (a) (b)	49,237	1,999
iiNET, Ltd.	65,072	352,741
Imdex, Ltd.	98,650	126,273
IMF Australia, Ltd.	25,755	46,229
Independence Group NL	102,867	427,365
Indophil Resources NL (a)	149,398	49,892
Infigen Energy	235,372	66,133
Infomedia, Ltd.	67,545	33,078
Integrated Research, Ltd.	28,972	32,090
Intrepid Mines, Ltd. (a)	177,715	46,447
Invocare, Ltd. (c)	50,327	577,336
IOOF Holdings, Ltd.	105,838	918,507
Iress Market Technology, Ltd. (c)	48,417	393,144
Iron Ore Holdings, Ltd. (a)	17,526	17,565
Ivanhoe Australia, Ltd. (a) (c)	35,764	9,911
JB Hi-Fi, Ltd. (c)	47,695	735,529
Jumbo Interactive, Ltd.	2,544	6,657

Australia—(Continued)
Jupiter Mines, Ltd. (a)	63,164	$5,951
K & S Corp, Ltd.	1,802	4,345
Kagara, Ltd. (b) (c)	131,297	16,404
Kangaroo Resources, Ltd. (a)	305,630	11,174
Karoon Gas Australia, Ltd. (a)	66,375	355,202
Kasbah Resources, Ltd. (a)	63,291	11,250
Kingsgate Consolidated, Ltd. (c)	54,831	222,982
Kingsrose Mining, Ltd. (a)	77,954	52,438
Linc Energy, Ltd. (a) (c)	119,994	283,102
Liquefied Natural Gas, Ltd. (a)	11,253	3,524
Lycopodium, Ltd.	5,032	31,562
M2 Telecommunications Group, Ltd. (c)	60,678	311,245
MACA, Ltd.	30,268	92,239
Macmahon Holdings, Ltd.	557,730	134,267
Macquarie Atlas Roads Group (a)	97,706	158,480
Macquarie Telecom Group, Ltd.	3,983	33,774
Marengo Mining, Ltd.	157,276	20,522
Mastermyne Group, Ltd.	5,402	7,783
Matrix Composites & Engineering, Ltd. (c)	14,874	16,761
Maverick Drilling & Exploration, Ltd. (a) (c)	35,970	23,763
MaxiTRANS Industries, Ltd.	59,013	82,729
McMillan Shakespeare, Ltd.	15,824	243,000
McPherson’s, Ltd.	27,757	65,279
Medusa Mining, Ltd.	56,708	254,834
Melbourne IT, Ltd.	32,435	70,976
MEO Australia, Ltd. (a)	220,030	16,796
Mermaid Marine Australia, Ltd.	94,759	372,644
Metals X, Ltd. (a)	122,921	19,272
Metgasco, Ltd. (a)	117,719	8,206
Metminco, Ltd. (a)	116,326	4,852
MetroCoal, Ltd. (a)	5,129	520
MHM Metals, Ltd. (a)	19,739	3,518
Miclyn Express Offshore, Ltd.	63,229	138,054
Mincor Resources NL	105,687	80,270
Mineral Deposits, Ltd. (a)	38,738	151,943
Mineral Resources, Ltd.	39,769	440,706
Mirabela Nickel, Ltd. (a) (c)	149,321	43,656
Molopo Australia, Ltd.	70,758	21,735
Monadelphous Group, Ltd. (c)	32,265	766,754
Morning Star Gold NL (a) (b)	33,455	3,831
Mortgage Choice, Ltd.	37,356	80,354
Mount Gibson Iron, Ltd.	272,799	148,032
Myer Holdings, Ltd. (c)	260,693	802,408
MyState, Ltd.	2,711	12,717
Nanosonics, Ltd. (a)	44,660	22,366
Navitas, Ltd. (c)	84,693	471,317
Neon Energy, Ltd. (a)	199,555	45,804
Newsat, Ltd. (a)	76,356	31,402
Nexus Energy, Ltd. (a)	625,142	104,031
NIB Holdings, Ltd.	238,467	565,226
Nido Petroleum, Ltd. (a)	522,236	14,649
Noble Mineral Resources, Ltd. (a)	83,737	3,806
Norfolk Group, Ltd.	32,445	16,726
Northern Iron, Ltd. (a)	90,404	38,354
Northern Star Resources, Ltd. (a) (c)	140,360	152,735
NRW Holdings, Ltd. (c)	77,104	132,734
Nufarm, Ltd.	80,906	333,297

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Oakton, Ltd.	31,597	$42,122
Orocobre, Ltd. (a)	20,107	28,321
OrotonGroup, Ltd.	9,953	74,522
Otto Energy, Ltd. (a)	308,140	25,689
OZ Minerals, Ltd.	22,854	127,432
Pacific Brands, Ltd.	621,651	558,856
Pacific Niugini, Ltd. (a)	26,694	3,900
Paladin Energy, Ltd. (a) (c)	349,227	362,914
Pan Pacific Petroleum NL (a)	55,564	6,086
PanAust, Ltd. (a)	176,892	460,106
Panoramic Resources, Ltd.	120,821	46,930
PaperlinX, Ltd.	340,846	31,088
Papillon Resources, Ltd. (a) (c)	38,727	52,557
Patties Foods, Ltd.	21,302	33,954
Peak Resources, Ltd. (a)	34,546	5,047
Peet, Ltd.	77,252	100,551
Peninsula Energy, Ltd. (a)	454,116	14,695
Perilya, Ltd. (a)	95,807	25,008
Perpetual, Ltd.	18,730	788,901
Perseus Mining, Ltd. (a)	160,823	302,374
Pharmaxis, Ltd. (a) (c)	132,843	45,888
Phosphagenics, Ltd. (a)	302,239	40,905
Platinum Australia, Ltd. (a)	116,796	5,394
Pluton Resources, Ltd. (a) (b)	48,332	11,574
PMP, Ltd.	95,913	22,610
Premier Investments, Ltd.	44,992	402,414
Prima Biomed, Ltd. (a)	225,293	22,376
Primary Health Care, Ltd. (c)	224,678	1,161,492
Prime Media Group, Ltd.	1,327	1,454
PrimeAg Australia, Ltd. (a)	21,007	26,775
Programmed Maintenance Services, Ltd.	58,229	155,968
QRxPharma, Ltd. (a)	16,051	19,558
Quickstep Holdings, Ltd. (a)	31,204	4,716
Ramelius Resources, Ltd. (a)	155,944	56,175
RCG Corp, Ltd.	21,723	12,255
RCR Tomlinson, Ltd.	46,619	103,487
REA Group, Ltd.	34,313	993,113
Reckon, Ltd.	39,883	99,784
Red Fork Energy, Ltd. (a) (c)	143,851	114,186
Redflex Holdings, Ltd.	19,984	16,808
Reed Resources, Ltd. (a)	59,940	6,600
Regional Express Holdings, Ltd. (a)	9,952	11,782
Resolute Mining, Ltd.	248,330	345,040
Resource & Investment NL (a)	25,941	4,049
Resource Generation, Ltd. (a)	58,515	15,735
Retail Food Group, Ltd.	30,825	115,556
Rex Minerals, Ltd. (a)	42,465	20,720
Rialto Energy, Ltd. (a)	162,011	15,857
Ridley Corp., Ltd.	105,568	102,164
Roc Oil Co., Ltd. (a)	335,210	174,649
Runge, Ltd.	4,190	2,488
Ruralco Holdings, Ltd.	4,670	16,268
SAI Global, Ltd.	82,555	290,115
Salmat, Ltd.	45,807	98,109
Samson Oil & Gas, Ltd. (a)	581,639	14,896
Sandfire Resources NL (a)	42,691	268,579
Saracen Mineral Holdings, Ltd.	238,931	71,265

Australia—(Continued)
Sedgman, Ltd.	48,829	$45,443
Select Harvests, Ltd.	8,048	23,185
Senex Energy, Ltd. (a)	310,921	219,817
Servcorp, Ltd.	18,320	72,072
Service Stream, Ltd.	56,942	14,236
Sigma Pharmaceuticals, Ltd.	621,692	480,226
Sihayo Gold, Ltd. (a)	181,026	18,817
Silex Systems, Ltd. (a)	38,528	132,896
Silver Chef, Ltd.	443	3,243
Silver Lake Resources, Ltd. (a)	112,092	246,758
Sirtex Medical, Ltd. (a)	18,135	210,162
Skilled Group, Ltd.	46,331	172,094
Slater & Gordon, Ltd.	16,942	45,806
SMS Management & Technology, Ltd.	33,934	179,784
Southern Cross Electrical Engineering, Ltd.	13,042	18,461
Southern Cross Media Group	328,410	535,699
Specialty Fashion Group, Ltd.	46,931	58,258
St. Barbara, Ltd.	192,892	242,056
Starpharma Holdings, Ltd. (a)	90,103	101,941
Straits Resources, Ltd. (a)	39,613	1,652
Strike Energy, Ltd. (a)	163,211	19,630
STW Communications Group, Ltd.	173,873	265,467
Sundance Energy Australia, Ltd. (a)	147,081	168,593
Sundance Resources, Ltd. (a) (b)	819,104	179,090
Sunland Group, Ltd.	73,931	101,750
Super Cheap Auto Group, Ltd.	55,983	721,669
Swick Mining Services, Ltd. (a)	56,563	20,117
Talisman Mining, Ltd. (a)	8,018	1,091
Talon Petroleum, Ltd. (a)	37,664	2,667
Tanami Gold NL (a)	108,623	18,138
Tap Oil, Ltd.	117,016	74,043
Tassal Group, Ltd.	58,903	122,589
Technology One, Ltd.	55,850	102,896
Ten Network Holdings, Ltd. (c)	750,180	250,839
Teranga Gold Corp. (a)	26,882	30,135
TFS Corp., Ltd.	68,959	38,891
The Reject Shop, Ltd. (c)	11,191	194,981
Thorn Group, Ltd.	69,334	149,025
Tiger Resources, Ltd. (a)	260,199	88,336
Toro Energy, Ltd. (a)	75,052	8,959
Tox Free Solutions, Ltd. (a)	47,911	166,428
TPG Telecom, Ltd.	201,335	662,450
Transfield Services, Ltd.	217,693	415,200
Transpacific Industries Group, Ltd. (a ) (c)	381,018	394,740
Treasury Group, Ltd.	752	5,125
Troy Resources NL	34,747	78,496
Trust Co., Ltd.	3,656	21,515
UGL, Ltd. (c)	5,953	63,632
Unity Mining, Ltd.	173,949	16,654
UXC, Ltd.	120,258	154,572
Village Roadshow, Ltd.	26,642	135,721
Virgin Australia Holdings, Ltd. (a)	968,773	419,273
Virgin Australia Holdings, Ltd. (In Specie) (a)	968,773	5,043
Vocus Communications, Ltd. (a)	7,642	14,168
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	8,596	34,983
Watpac, Ltd.	37,999	27,120

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
WDS, Ltd.	55,558	$30,632
Webjet, Ltd.	22,295	110,478
Western Areas NL (c)	60,096	214,236
White Energy Co., Ltd. (a) (c)	78,162	13,940
WHK Group, Ltd.	93,561	98,917
Wide Bay Australia, Ltd.	9,275	52,467
Wotif.com Holdings, Ltd. (c)	46,269	238,427
Yancoal Australia, Ltd. (a)	26,563	68,240

		50,659,395

Austria—0.9%
A-TEC Industries AG (b) (c)	1,749	0
Agrana Beteiligungs AG (c)	1,574	213,032
AMAG Austria Metall AG (a)	1,751	53,875
Atrium European Real Estate, Ltd.	114,274	659,286
Austria Technologie & Systemtechnik AG	6,978	60,787
CA Immobilien Anlagen AG (a)	22,098	291,256
DO & CO Restaurants & Catering AG	638	29,217
EVN AG	20,562	297,985
Flughafen Wien AG (c)	6,767	403,439
Frauenthal Holding AG	270	2,837
Intercell AG (a)	24,163	52,387
Kapsch TrafficCom AG	3,069	145,927
Lenzing AG	5,322	445,974
Mayr Melnhof Karton AG	4,295	470,536
Oberbank AG	174	10,774
Oesterreichische Post AG	16,691	719,127
Palfinger AG	7,563	219,676
POLYTEC Holding AG	10,631	87,569
RHI AG (a)	14,831	481,586
Rosenbauer International AG	1,913	128,766
Schoeller-Bleckmann Oilfield Equipment AG	5,335	533,411
Semperit AG Holding	6,630	256,073
Sparkassen Immobilienanlagen AG (a)	32,538	195,570
Strabag SE (c)	10,968	245,888
Uniqa Versicherungen AG	8,215	106,621
Wienerberger AG (c)	63,386	758,006
Wolford AG	1,065	30,351
Zumtobel AG	19,568	225,923

		7,125,879

Belgium—1.2%
Ablynx NV (a)	14,284	124,676
Ackermans & van Haaren NV	14,408	1,217,912
AGFA-Gevaert NV	108,411	194,643
AGFA-Gevaert NV (VVPR Strip) (a) (b)	21,666	0
Arseus NV	12,411	325,119
Atenor Group	993	42,838
Banque Nationale de Belgique S.A.	116	408,716
Barco NV	8,211	718,749
Compagnie d’Entreprises CFE	5,369	313,617
Compagnie Immobiliere de Belgique S.A.	978	39,508
Compagnie Maritime Belge S.A.	8,912	175,763
D’ieteren S.A.	11,146	509,730
Deceuninck NV	49,164	85,134
Deceuninck NV (VVPR Strip) (b)	17,412	0

Belgium—(Continued)
Econocom Group S.A.	29,772	$240,436
Elia System Operator S.A.	15,560	666,250
Euronav NV	11,523	51,398
EVS Broadcast Equipment S.A.	6,953	446,759
Exmar NV	17,359	171,694
Galapagos NV (a)	12,708	310,895
Gimv NV	237	11,851
Hamon & CIE S.A.	300	5,414
Ion Beam Applications S.A.	10,856	79,209
Jensen-Group NV	738	10,636
Kinepolis Group NV	2,580	323,970
Lotus Bakeries S.A.	121	105,181
Melexis NV	12,981	242,927
Mobistar S.A.	1,689	38,061
NV Bekaert S.A. (c)	8,987	248,804
Nyrstar NV (c)	85,533	398,504
Nyrstar NV (VVPR Strip) (a) (b)	23,989	0
Option NV	9,790	3,516
Picanol (a)	1,699	41,009
RealDolmen NV	1,200	25,807
Recticel S.A.	12,824	101,436
Rentabiliweb Group	440	2,483
Resilux NV	55	4,397
RHJ International (a)	2,453	11,642
Roularta Media Group NV	1,450	24,974
Sioen Industries NV	5,018	45,488
Sipef S.A.	3,850	311,895
Tessenderlo Chemie NV	16,495	438,888
Tessenderlo Chemie NV (VVPR Strip) (a) (b)	1,346	0
ThromboGenics NV (a)	18,561	896,074
Van de Velde NV	5,079	223,012

		9,639,015

Canada—9.1%
5N Plus, Inc. (a) (c)	20,095	42,332
Aastra Technologies, Ltd. (a)	4,224	83,786
Aberdeen International, Inc.	9,500	2,899
Absolute Software Corp. (a) (c)	23,754	126,036
Acadian Timber Corp.	800	11,813
Advantage Oil & Gas, Ltd. (a)	100,631	372,469
Aecon Group, Inc.	29,600	379,962
AG Growth International, Inc. (c)	6,538	213,031
AGF Management, Ltd. (c)	51,050	541,733
Aimia, Inc.	15,396	233,399
Ainsworth Lumber Co., Ltd. (a)	25,795	103,348
Air Canada (a)	15,459	45,958
Akita Drilling, Ltd.	2,003	22,084
Alacer Gold Corp. (a) (c)	25,950	104,735
Alamos Gold, Inc. (a) (c)	60,790	834,789
Alaris Royalty Corp. (c)	2,984	82,865
Alarmforce Industries, Inc.	2,200	25,512
Alexco Resource Corp. (a) (c)	29,109	95,994
Algoma Central Corp.	4,410	62,122
Algonquin Power & Utilities Corp.	77,389	566,791
Alliance Grain Traders, Inc.	7,901	100,955
AltaGas, Ltd. (c)	8,687	298,531

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Alterra Power Corp. (a)	100,784	$30,756
Altius Minerals Corp. (a)	9,660	114,016
Altus Group, Ltd.	11,388	91,812
Amerigo Resources, Ltd.	44,359	29,257
Amica Mature Lifestyles, Inc.	3,973	34,612
Anderson Energy, Ltd. (a)	46,999	8,559
Andrew Peller, Ltd.	300	3,322
Angle Energy, Inc. (a) (c)	42,758	130,061
Antrim Energy, Inc. (a)	58,587	9,804
Argonaut Gold, Inc. (a)	37,825	306,815
Armtec Infrastructure, Inc.	7,363	16,308
Arsenal Energy, Inc. (a)	71,551	33,809
Asanko Gold, Inc. (a) (c)	23,027	73,670
Astral Media, Inc.	22,017	1,062,867
Atna Resources, Ltd. (a)	45,732	36,465
Atrium Innovations, Inc.	14,800	175,557
ATS Automation Tooling Systems, Inc. (a)	42,888	417,966
Augusta Resource Corp. (a)	16,090	41,340
Aura Minerals, Inc. (a)	49,179	16,460
AuRico Gold, Inc. (a) (c)	104,971	661,332
Aurizon Mines, Ltd. (c)	65,968	288,977
AutoCanada, Inc.	9,828	185,947
Avalon Rare Metals, Inc. (a) (c)	28,205	30,541
AvenEx Energy Corp. (c)	22,352	48,847
Axia NetMedia Corp. (a)	32,333	51,244
B2Gold Corp. (a)	148,473	451,623
Badger Daylighting, Ltd.	5,854	232,754
Ballard Power Systems, Inc. (c)	48,007	48,676
Bankers Petroleum, Ltd. (a) (c)	115,805	304,375
Bauer Performance Sports, Ltd. (a)	500	5,906
Bellatrix Exploration, Ltd. (a)	61,713	397,306
Bengal Energy, Ltd. (a)	9,533	6,569
Bioniche Life Sciences, Inc. (a)	10,600	2,922
Birchcliff Energy, Ltd. (c)	47,675	402,200
Bird Construction, Inc. (c)	10,712	139,719
Black Diamond Group, Ltd. (c)	15,512	321,433
BlackPearl Resources, Inc. (a) (c)	117,817	270,230
BMTC Group, Inc. (c)	5,387	72,226
BNK Petroleum, Inc. (a)	4,142	3,180
Bonterra Energy Corp. (c)	5,565	270,348
Boralex, Inc. (a)	11,430	119,830
Brigus Gold Corp. (a) (c)	77,420	65,542
Brookfield Real Estate Services, Inc. (c)	800	10,104
Brookfield Residential Properties, Inc. (a)	8,385	204,126
Burcon NutraScience Corp. (a)	6,010	18,044
Calfrac Well Services, Ltd. (c)	15,775	423,783
Calian Technologies, Ltd.	3,000	61,574
Calvalley Petroleums, Inc. (a)	19,422	40,150
Canaccord Capital, Inc. (a)	46,644	313,149
Canacol Energy, Ltd. (a) (c)	23,661	77,562
Canada Bread Co., Ltd.	139	6,842
Canada Lithium Corp. (a)	150,227	91,687
Canadian Energy Services & Technology Corp. (c)	16,790	204,948
Canadian Western Bank (c)	28,887	806,169
Canadian Zinc Corp. (a)	6,000	2,865
Canam Group, Inc.	19,413	162,245

Canada—(Continued)
CanElson Drilling, Inc. (c)	16,100	$77,025
Canexus Corp. (c)	39,533	346,743
Canfor Corp. (a)	48,900	1,023,393
Canfor Pulp Products, Inc. (c)	20,096	216,816
Cangene Corp. (a)	11,169	31,885
CanWel Building Materials Group, Ltd.	24,609	61,289
Canyon Services Group, Inc.	25,600	280,230
Capital Power Corp. (c)	33,969	708,907
Capstone Infrastructure Corp.	36,704	153,558
Capstone Mining Corp. (a)	136,240	303,098
Cardero Resources Corp. (a)	17,277	5,017
Carpathian Gold, Inc. (a)	84,878	23,395
Cascades, Inc.	40,375	178,853
Cathedral Energy Services, Ltd.	19,242	81,450
CCL Industries, Inc.	11,519	679,222
Celestica, Inc.	93,081	751,355
Centerra Gold, Inc. (a)	11,589	69,019
Cequence Energy, Ltd. (a)	61,458	107,083
Cervus Equipment Corp.	770	15,539
China Gold International Resources Corp., Ltd. (a)	74,049	279,912
Chinook Energy, Inc. (a)	15,717	17,793
Chorus Aviation, Inc.	5,000	19,048
Churchill Corp. (c)	11,157	82,592
Cineplex, Inc. (c)	27,267	925,497
Clairvest Group, Inc.	200	4,131
Clarke, Inc.	1,730	8,004
Claude Resources, Inc. (a)	78,467	36,304
Cline Mining Corp. (a) (c)	45,858	3,837
CML HealthCare, Inc. (c)	37,329	266,780
Coastal Contacts, Inc. (a)	11,092	69,226
Cogeco Cable, Inc.	9,471	425,326
Cogeco, Inc.	1,708	71,205
Colabor Group, Inc. (c)	9,830	72,188
Colossus Minerals, Inc. (a)	521	1,575
COM DEV International, Ltd. (a)	37,776	148,374
Computer Modelling Group, Ltd.	14,060	291,899
Connacher Oil & Gas, Ltd. (a)	280,466	42,794
Constellation Software Inc.	218	26,848
Contrans Group, Inc.	15,174	180,442
Copper Mountain Mining Corp. (a)	51,711	138,459
Corby Distilleries, Ltd. (c)	11,141	213,860
Corridor Resources, Inc. (a)	21,385	14,315
Corus Entertainment, Inc. (a) (c)	41,940	1,080,032
Cott Corp. (a) (c)	46,349	468,121
Crew Energy, Inc. (c)	52,051	367,383
Crocotta Energy, Inc. (a)	27,034	91,812
Davis & Henderson Income Corp. (c)	27,288	586,671
DeeThree Exploration, Ltd. (a)	42,204	273,785
Delphi Energy Corp. (a)	71,518	85,187
Denison Mines Corp. (a) (c)	186,523	255,222
DHX Media, Ltd.	17,725	44,842
DirectCash Payments, Inc.	4,874	120,764
Dominion Diamond Corp. (a)	35,644	582,458
Dorel Industries, Inc.	13,158	530,413
DragonWave, Inc. (a) (c)	18,544	29,390
Duluth Metals, Ltd. (a)	31,662	60,466

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Dundee Precious Metals, Inc. (a) (c)	42,380	$329,578
Dynasty Metals & Mining, Inc. (a)	8,618	12,725
E-L Financial Corp., Ltd.	217	111,729
Eastern Platinum, Ltd. (a)	420,034	59,955
Eastmain Resources, Inc. (a)	24,625	15,757
easyhome, Ltd.	2,000	20,003
Eco Oro Minerals Corp. (a)	16,900	15,971
EGI Financial Holdings, Inc. (a)	900	9,480
Elgin Mining, Inc. (a)	14,500	6,994
Enbridge Income Fund Holdings, Inc. (c)	18,184	453,951
Endeavour Mining Corp. (a)	114,590	169,203
Endeavour Silver Corp.	38,900	242,395
Enerflex, Ltd. (a) (c)	10,930	149,772
Energy Fuels, Inc. (a) (c)	206,297	31,477
Enghouse Systems, Ltd.	8,477	166,811
Entree Gold, Inc.	15,350	5,591
Epsilon Energy, Ltd. (a)	20,918	87,103
Equal Energy, Ltd. (a)	10,687	41,029
Equitable Group, Inc.	5,801	217,113
Equity Financial Holdings, Inc. (a)	1,100	10,709
Essential Energy Services, Ltd. (a)	48,457	105,896
Evertz Technologies, Ltd.	14,549	225,142
Excellon Resources, Inc. (a)	106,422	48,190
Exchange Income Corp.	9,565	264,206
Exco Technologies, Ltd.	11,132	68,489
Exeter Resource Corp. (a) (c)	11,335	13,613
EXFO, Inc. (a)	12,343	62,575
Extenicare, Inc. (c)	31,360	250,053
Fiera Sceptre, Inc.	1,403	13,783
Firm Capital Mortgage Investment Corp.	2,307	30,931
First National Financial Corp.	8,828	149,472
FirstService Corp. (a) (c)	12,580	419,437
Formation Metals, Inc. (a)	10,328	1,576
Forsys Metals Corp. (a)	25,356	16,474
Fortress Paper, Ltd. (a) (c)	7,338	59,955
Fortuna Silver Mines, Inc. (a) (c)	60,366	260,278
Fortune Minerals, Ltd. (a)	11,100	5,026
Gamehost, Inc.	7,859	100,960
Genesis Land Development Corp. (a)	17,608	59,800
Genivar, Inc.	15,822	367,417
Genworth MI Canada, Inc. (c)	17,697	435,174
Glacier Media, Inc.	9,600	17,955
Glentel, Inc.	6,330	122,444
GLG Life Tech Corp. (a) (b)	3,198	2,078
Gluskin Sheff & Associates, Inc.	6,978	124,675
GLV, Inc. (a)	12,735	29,836
GMP Capital, Inc.	40,036	258,538
Golden Star Resources, Ltd. (c)	142,170	228,121
Gran Tierra Energy, Inc. (a)	124,654	727,665
Great Canadian Gaming Corp. (a) (c)	32,000	295,162
Great Panther Silver, Ltd. (a) (c)	67,206	88,651
Guyana Goldfields, Inc. (a)	41,155	114,246
Hanfeng Evergreen, Inc. (a)	12,100	22,512
Hemisphere GPS, Inc. (a)	12,375	8,893
Heroux-Devtek, Inc. (a)	15,800	125,205
High Liner Foods, Inc.	2,800	98,152
HNZ Group, Inc.	4,568	93,937

Canada—(Continued)
Home Capital Group, Inc.	13,384	$773,910
Horizon North Logistics, Inc. (c)	37,642	211,582
HudBay Minerals, Inc.	89,034	856,290
IBI Group, Inc. (c)	6,916	37,581
Imax Corp. (a)	20,424	545,860
Imperial Metals Corp. (a)	17,326	254,982
Imris, Inc. (a) (c)	14,626	48,809
Indigo Books & Music, Inc.	1,986	21,740
Innergex Renewable Energy, Inc. (c)	37,556	356,391
International Forest Products, Ltd.	27,802	284,903
International Minerals Corp. (a)	15,698	56,867
International Tower Hill Mines, Ltd. (a) (c)	21,604	32,964
Intertape Polymer Group, Inc. (a)	30,446	330,879
Ithaca Energy, Inc. (a) (c)	126,754	215,863
Ivanhoe Energy, Inc. (a)	133,704	88,184
Ivernia, Inc. (a)	71,989	11,339
Jaguar Mining, Inc. (a) (c)	44,308	26,170
Just Energy Group, Inc. (c)	66,323	435,472
K-Bro Linen, Inc.	2,800	90,683
KAB Distribution, Inc. (a) (b)	3,622	0
Katanga Mining, Ltd. (a)	26,500	19,043
Kelt Exploration, Ltd. (a) (c)	16,500	108,013
Killam Properties, Inc. (c)	26,081	308,089
Kingsway Financial Services, Inc. (a)	8,765	35,548
Kirkland Lake Gold, Inc. (a) (c)	26,382	139,721
Labrador Iron Mines Holdings, Ltd. (a) (c)	13,799	8,694
Lake Shore Gold Corp. (a) (c)	187,975	112,876
Laramide Resources (a)	17,031	13,245
Laurentian Bank of Canada	17,100	739,987
Le Chateau, Inc. (c)	2,899	8,590
Legacy Oil & Gas, Inc. (a)	66,837	358,578
Leisureworld Senior Care Corp. (c)	14,176	178,761
Leon’s Furniture, Ltd.	13,469	163,084
Linamar Corp.	26,300	627,047
Liquor Stores N.A., Ltd.	12,685	227,140
Long Run Exploration, Ltd. (a)	48,907	218,092
MacDonald Dettwiler & Associates, Ltd. (a)	12,944	885,572
Mainstreet Equity Corp. (a) (c)	3,700	114,440
Major Drilling Group International, Inc.	34,700	309,135
Manitoba Telecom Services, Inc. (c)	8,354	271,381
Maple Leaf Foods, Inc.	46,770	632,593
Martinrea International, Inc. (a)	53,037	427,074
Maxim Power Corp. (a)	2,800	8,545
MBAC Fertilizer Corp. (a)	30,132	66,443
McEwen Mining, Inc. (a) (c)	29,122	82,849
Mediagrif Interactive Technologies, Inc.	4,916	88,317
Medical Facilities Corp. (c)	7,904	119,044
MEGA Brands, Inc. (a) (c)	7,658	109,384
Mega Uranium, Ltd. (a)	53,800	7,414
Melcor Developments, Ltd.	1,200	21,287
Mercator Minerals, Ltd. (a) (c)	66,910	24,041
MGM Energy Corp. (a)	6,492	1,438
Migao Corp. (a) (c)	20,785	23,734
Minco Silver Corp. (a)	10,913	14,825
Mood Media Corp. (a) (c)	57,391	58,190
Morneau Shepell, Inc. (c)	27,362	352,041
MTY Food Group, Inc.	1,365	36,078

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Mullen Group, Ltd. (c)	37,981	$837,126
Nautilus Minerals, Inc. (a)	52,914	13,283
Nevada Copper Corp. (a) (c)	10,550	29,391
Nevsun Resources, Ltd.	72,104	278,238
New Flyer Industries, Inc.	3,300	33,849
Newalta Corp.	22,585	324,596
NGEx Resources, Inc. (a)	43,396	129,011
Niko Resources, Ltd.	6,963	43,799
Norbord, Inc. (a)	12,316	419,242
Nordion, Inc. (a)	51,425	341,197
North American Energy Partners, Inc. (a)	14,743	66,760
North American Palladium, Ltd. (c)	80,542	114,964
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	87,325
Northland Power, Inc. (c)	30,155	549,163
NuVista Energy, Ltd. (a) (c)	49,017	313,639
OceanaGold Corp. (a)	150,911	429,328
Oncolytics Biotech, Inc. (a) (c)	20,472	63,481
Oromin Explorations, Ltd. (a)	30,600	13,555
Orvana Minerals Corp. (a)	35,962	36,109
Pace Oil & Gas, Ltd. (a) (c)	11,204	31,764
Paladin Labs, Inc. (a) (c)	4,798	222,838
Parex Resources, Inc. (a)	46,982	214,133
Parkland Fuel Corp. (c)	29,035	488,752
Pason Systems, Inc.	28,216	492,186
Patheon, Inc. (a) (c)	10,068	40,536
Pembina Pipeline Corp. (c)	10,779	340,607
Perpetual Energy, Inc. (c)	50,316	55,970
Petaquilla Minerals, Ltd. (a)	51,667	22,633
PetroBakken Energy, Ltd. (c)	81,896	711,859
Petrobank Energy & Resources, Ltd.	52,473	36,158
Petrominerales, Ltd. (c)	36,448	221,734
Phoscan Chemical Corp. (a)	51,767	12,995
PHX Energy Services Corp.	10,350	95,161
Pilot Gold, Inc. (a)	11,266	18,632
Pine Cliff Energy, Ltd.	4,800	4,111
Platino Energy Corp.	18,548	26,475
Platinum Group Metals, Ltd.	32,084	45,164
Points International, Ltd. (a)	6,320	100,413
PolyMet Mining Corp. (a) (c)	25,570	30,709
Poseidon Concepts Corp. (b)	17,540	4,662
Premium Brands Holdings Corp.	8,850	165,439
Primero Mining Corp. (a) (c)	38,476	256,797
Prometic Life Sciences, Inc. (a)	18,552	7,670
Pulse Seismic, Inc. (a)	27,020	83,253
Pure Technologies, Ltd. (a)	900	4,191
QLT, Inc. (a)	25,500	225,919
Quebecor, Inc. (c)	16,680	706,870
Questerre Energy Corp. (a)	83,569	77,329
Ram Power Corp. (a)	71,058	16,088
Redknee Solutions, Inc. (a)	18,190	60,523
Reitmans Canada, Ltd.	4,000	39,533
Reitmans Canada, Ltd. (Class A) (c)	23,130	235,205
Resverlogix Corp. (a) (c)	12,830	34,606
Richelieu Hardware, Ltd.	6,930	267,417
Richmont Mines, Inc. (a) (c)	12,038	32,943
Ritchie Bros. Auctioneers, Inc. (c)	40,201	875,371
RMP Energy, Inc. (a) (c)	54,208	217,718

Canada—(Continued)
Rock Energy, Inc. (a)	6,887	$8,474
Rocky Mountain Dealerships, Inc.	8,299	104,325
Rogers Sugar, Inc. (c)	43,082	265,485
RONA, Inc. (a)	65,098	716,440
Rubicon Minerals Corp. (c)	49,480	120,309
Russel Metals, Inc. (c)	25,098	713,027
Sabina Gold & Silver Corp. (a)	45,006	83,734
San Gold Corp. (a)	84,387	24,090
Sandstorm Gold, Ltd. (a)	21,500	203,603
Sandvine Corp.	67,900	134,350
Santonia Energy, Inc. (a) (c)	46,659	67,519
Savanna Energy Services Corp. (c)	48,076	324,182
Scorpio Mining Corp. (a)	88,421	60,929
Sears Canada, Inc. (c)	696	6,694
Secure Energy Services, Inc. (a)	42,866	515,649
SEMAFO, Inc. (a)	116,582	291,498
ShawCor, Ltd.	13,091	555,032
Sherritt International Corp. (c)	157,846	783,131
Shore Gold, Inc.	82,170	16,178
Sierra Wireless, Inc. (a)	17,210	183,137
Silver Standard Resources, Inc. (a) (c)	37,551	396,266
Softchoice Corp. (a)	10,116	166,700
Sonde Resources Corp. (a)	18,161	25,029
Southern Pacific Resource Corp. (a)	198,574	156,381
SouthGobi Energy Resources, Ltd. (a)	65,809	129,564
Sprott Resource Corp. (a)	51,821	232,617
Sprott Resource Lending Corp. (a)	49,651	68,427
Sprott, Inc. (c)	31,602	108,881
St. Andrews Goldfields, Ltd. (a)	87,850	38,051
Stantec, Inc. (a) (c)	19,208	847,281
Stella-Jones, Inc.	3,133	233,838
Stornoway Diamond Corp. (a)	33,687	21,887
Strad Energy Services, Ltd.	9,000	27,996
Strateco Resources, Inc. (a)	32,150	3,798
Student Transportation, Inc. (c)	29,267	187,555
Sulliden Gold Corp, Ltd. (a)	68,700	53,426
SunOpta, Inc. (a)	35,292	255,001
Superior Plus Corp. (c)	45,222	529,745
Surge Energy, Inc. (a) (c)	39,044	124,913
TAG Oil, Ltd. (a)	19,300	79,605
Taseko Mines, Ltd. (c)	106,522	296,754
Tembec, Inc. (a) (c)	50,711	164,735
Teranga Gold Corp. (a) (c)	46,351	50,647
Tethys Petroleum, Ltd. (a)	99,200	75,192
The Brick, Ltd. (a)	26,002	137,964
The Cash Store Financial Services, Inc.	3,705	9,410
The Descartes Systems Group, Inc. (a)	32,686	306,316
The North West Co., Inc.	20,914	477,428
Theratechnologies, Inc. (a)	14,824	4,086
Thompson Creek Metals Co., Inc. (a) (c)	94,845	286,631
Timminco, Ltd. (a)	16,700	12
Timmins Gold Corp. (a)	60,871	176,168
TORC Oil & Gas, Ltd. (a)	30,538	58,921
Toromont Industries, Ltd. (c)	28,436	652,501
Torstar Corp.	34,015	250,462
Total Energy Services, Inc.	15,598	218,036
Transcontinental, Inc. (c)	34,160	424,037

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
TransForce, Inc.	30,893	$666,001
TransGlobe Energy Corp. (a) (c)	34,265	293,454
Transition Therapeutics, Inc.	800	1,772
Trican Well Service, Ltd. (c)	71,461	1,048,156
Trinidad Drilling, Ltd.	60,528	438,535
TSO3, Inc. (a) (c)	17,113	15,161
Twin Butte Energy, Ltd. (c)	104,252	252,458
U.S. Silver & Gold, Inc. (a)	2,300	3,147
Uex Corp. (a)	89,800	51,271
Uni-Select, Inc.	8,878	172,517
Ur-Energy, Inc. (a)	19,846	19,146
Valener, Inc.	6,358	100,767
Vecima Networks, Inc. (a)	2,500	11,690
Veresen, inc. (c)	29,607	377,720
Veris Gold Corp. (a)	18,003	29,241
Vicwest, Inc. (c)	8,100	100,468
Virginia Mines, Inc. (a) (c)	8,108	78,857
Wajax Corp. (c)	6,800	255,573
WaterFurnace Renewable Energy, Inc.	4,069	64,889
Wesdome Gold Mines, Ltd.	38,107	22,507
West Fraser Timber Co., Ltd.	13,011	1,152,719
Western Energy Services Corp.	600	4,412
Western Forest Products, Inc. (a) (c)	69,500	97,834
Whistler Blackcomb Holdings, Inc.	3,220	42,697
Whitecap Resources, Inc. (a)	58,761	559,353
Wi-Lan, Inc. (c)	65,246	264,619
Winpak, Ltd.	6,234	118,439
Winstar Resources, Ltd. (a)	8,078	17,097
Xtreme Drilling and Coil Services Corp. (a)	8,600	17,694
Zargon Oil & Gas, Ltd. (c)	13,621	98,820
ZCLComposites, Inc.	11,681	60,368

		75,434,921

China—0.0%
China Public Procurement, Ltd. (a) (b)	644,000	0
China Resources & Transportation Group, Ltd. (a) (c)	2,600,000	100,517
China WindPower Group, Ltd. (a) (c)	1,800,000	68,472
Lee & Man Chemical Co., Ltd.	190,000	110,798

		279,787

Denmark—1.5%
ALK-Abello A/S	3,402	245,913
Alm Brand A/S (a)	47,930	166,393
Amagerbanken A/S (b)	178,000	0
Ambu A/S	2,661	92,387
Auriga Industries	9,580	212,022
Bang & Olufsen A/S (c)	17,941	160,719
Bavarian Nordic A/S (a)	14,671	173,962
BoConcept Holding A/S	228	4,191
Brodrene Hartmann A/S	52	1,180
D/S Norden	13,959	451,247
Dalhoff, Larsen & Horneman A/S	4,113	3,109
DFDS A/S	1,890	111,475
East Asiatic Co., Ltd. A/S (c)	6,828	117,923
Genmab A/S (a) (c)	21,485	499,531

Denmark—(Continued)
GN Store Nord	144,283	$2,572,568
Greentech Energy Systems A/S (a)	1,142	2,002
Gronlandsbanken AB	17	1,833
Harboes Bryggeri A/S	1,454	19,460
IC Companys A/S	5,141	118,704
Jeudan A/S	201	17,865
Jyske Bank A/S (a)	28,997	993,326
Newcap Holding A/S (a)	34,252	3,249
NKT Holding A/S (c)	10,806	401,400
Nordjyske Bank A/S	185	2,942
North Media A/S	3,568	7,994
Pandora A/S (a) (c)	23,083	636,185
Parken Sport & Entertainment A/S	1,676	24,251
PER Aarsleff A/S	835	78,299
Ringkjoebing Landbobank A/S	2,105	313,927
Rockwool International A/S	3,675	449,384
Royal UNIBREW A/S	4,703	418,776
Schouw & Co.	8,773	303,762
SimCorp A/S (c)	2,229	598,086
Solar Holdings A/S	3,176	158,907
Spar Nord Bank A/S	19,242	105,010
Sydbank A/S	44,611	913,356
TK Development (a)	17,673	39,306
Topdanmark A/S (a)	69,020	1,653,861
TopoTarget A/S	49,340	25,533
Torm A/S	9,596	1,483
United International Enterprises, Ltd.	1,106	187,396
Vestas Wind Systems A/S (a) (c)	20,009	161,052
Vestjysk Bank A/S	3,300	4,492
Zealand Pharma A/S (a)	4,907	69,305

		12,523,766

Finland—2.4%
Ahlstrom Oyj (c)	11,406	176,883
Aktia Oyj	3,139	28,780
Alma Media Oyj	32,099	152,297
Amer Sports Oyj	59,124	977,528
Aspo Oyj	11,042	89,750
Atria plc	5,250	44,864
BasWare Oyj	3,525	91,304
Biotie Therapies Oyj (a)	118,993	54,923
Cargotec Corp. (c)	18,652	574,261
Citycon Oyj (c)	163,905	469,031
Comptel plc	30,187	15,483
Cramo Oyj (c)	9,503	117,996
Elektrobit Corp.	43,163	44,205
Elisa Oyj (c)	55,046	1,023,039
F-Secure Oyj	47,159	102,913
Finnair Oyj	41,916	137,332
Finnlines Oyj	9,624	87,713
Fiskars Oyj	20,454	459,345
HKScan Oyj	13,688	66,045
Huhtamaki Oyj	44,081	867,523
Ilkka-Yhtyma Oyj	2,976	14,419
Kemira Oyj (c)	55,199	766,252
Kesko Oyj (c)	29,662	927,336

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Kesko Oyj	61	$1,965
Konecranes Oyj (c)	25,349	839,792
Lassila & Tikanoja Oyj	16,843	270,873
Lemminkainen Oyj (c)	4,314	92,650
Metsa Board Oyj (c)	133,387	394,466
Neste Oil Oyj (c)	54,548	770,038
Okmetic Oyj	6,360	36,964
Olvi Oyj	8,023	219,166
Oriola-KD Oyj	64,420	203,411
Orion Oyj (Series A)	19,377	505,298
Orion Oyj (Series B) (c)	43,350	1,140,640
Outokumpu Oyj (c)	511,386	389,920
Outotec Oyj (c)	93,236	1,370,973
PKC Group Oyj	12,102	280,929
Ponsse Oyj	3,208	26,168
Poyry Oyj	17,565	97,563
Raisio plc	73,120	283,078
Ramirent Oyj (c)	63,927	606,476
Rapala VMC Oyj	7,700	46,704
Rautaruukki Oyj (c)	55,950	355,657
Ruukki Group Oyj	95,130	53,641
Saga Furs Oyj	836	24,191
Sanoma Oyj (c)	40,718	374,475
Scanfil plc (a)	10,528	11,766
Sieve Capital plc	10,528	14,037
SRV Group plc	30	129
Stockmann Oyj Abp (c)	16,769	263,149
Stonesoft Oyj (a)	12,671	35,747
Technopolis plc	43,713	209,670
Tecnotree Oyj (a)	33,483	7,298
Teleste Oyj	772	3,879
Tietoenator Oyj (c)	34,646	733,824
Tikkurila Oyj (a)	21,266	447,655
Uponor Oyj (c)	31,280	425,498
Vacon plc (c)	5,034	339,494
Vaisala Oyj	3,881	97,984
YIT Oyj (c)	56,021	1,168,226

		19,432,616

France—3.5%
ABC arbitrage	4,710	28,880
Air France-KLM S.A. (a) (c)	82,452	779,316
Akka Technologies S.A.	846	23,430
Alcatel-Lucent S.A. (a)	1,217,299	1,643,757
Altamir Amboise (a)	14,407	168,861
Alten, Ltd. (a)	12,577	498,193
Altran Technologies S.A. (a)	63,090	438,229
April S.A.	10,431	163,721
Archos S.A. (a) (c)	15,192	49,472
Assystem S.A.	8,352	174,555
Atari S.A. (a) (b)	11,742	0
Audika S.A. (a)	2,159	25,297
Aurea S.A.	1,221	6,825
Avenir Telecom S.A.	898	449
Axway Software S.A. (a)	2,615	49,354
Beneteau S.A. (c)	20,189	205,006

France—(Continued)
Bigben Interactive S.A. (a)	2,504	$23,447
BioAlliance Pharma S.A. (a)	2,175	11,720
BioMerieux	428	40,380
Boiron S.A.	3,511	181,940
Bonduelle S.C.A.	9,476	239,550
Bongrain S.A.	3,046	200,148
Bourbon S.A.	21,985	608,573
Boursorama (a)	10,971	86,508
Bull S.A. (a)	46,734	182,891
Burelle S.A.	116	50,082
Catering International Services	1,178	37,763
Cegedim S.A.	1,801	57,877
Cegid S.A.	3,132	64,253
Ciments Francais S.A.	2,486	141,827
Club Mediterranee (a)	18,244	315,616
Compagnie des Alpes S.A.	3,241	63,586
Derichebourg S.A. (a)	56,884	225,498
Devoteam S.A.	4,902	61,267
DNXcorp S.A.	277	6,997
Eiffage S.A.	13,644	578,110
Electricite de Strasbourg S.A.	88	10,514
Eramet S.A.	935	101,259
Esso S.A. Francaise	1,261	85,114
Etablissements Maurel et Prom	44,975	786,316
Etam Developpement S.A.	78	1,840
Euler Hermes S.A.	7,817	720,581
Euro Disney S.C.A. (a)	12,177	74,160
Eurofins Scientific S.A. (a) (c)	3,552	748,369
Exel Industries	618	35,496
Faiveley Transport	3,910	247,589
Faurecia (a)	26,098	415,344
Fimalac S.A.	3,854	201,531
Fleury Michon S.A.	141	7,411
GameLoft S.A. (a) (c)	37,872	247,641
GEA	395	41,783
GECI International (a) (b)	9,793	22,470
GFI Informatique	28,204	122,937
GL Events	4,636	100,719
Groupe Crit	1,367	25,849
Groupe Flo S.A.	5,857	21,734
Groupe Partouche S.A. (a)	12,984	15,864
Groupe Steria S.C.A.	15,109	204,284
Guerbet S.A.	663	97,851
Haulotte Group S.A.	7,518	66,092
Havas S.A.	141,644	897,263
Hi-Media S.A. (c)	20,464	45,948
Ingenico S.A. (c)	9,392	556,821
Inter Parfums S.A.	3,257	103,993
Ipsen S.A.	12,973	464,259
IPSOS S.A.	15,977	559,767
Jacquet Metal Service	8,913	105,131
Korian S.A.	2,718	59,478
Lanson-BCC	13	568
Laurent-Perrier	1,493	117,140
LDC S.A.	10	1,218
Lectra S.A.	7,843	53,694
LISI	2,353	228,469

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Maisons France Confort	1,754	$53,713
Manitou BF S.A.	5,576	79,743
Manutan International	95	3,882
Marseill Tunnel Prado-Carena	293	10,548
Maurel & Prom Nigeria (a)	18,524	76,148
Medica S.A. (a)	21,134	385,573
Mersen	10,850	252,368
METabolic EXplorer S.A. (a)	2,657	9,979
Metropole Television S.A.	27,808	432,384
Montupet S.A.	2,811	44,337
Mr. Bricolage	601	7,842
Naturex	2,490	191,283
Neopost S.A. (c)	16,556	992,792
Nexans S.A.	13,837	636,436
Nexity	15,498	534,262
NextRadioTV	1,334	23,191
NicOx S.A. (a) (c)	25,607	90,505
Norbert Dentressangle	2,772	210,162
NRJ Groupe	13,425	99,711
Oeneo	16,015	52,366
Orco Property Group (a)	4,469	12,268
Orpea (a)	13,048	543,414
Osiatis S.A.	1,325	11,163
PagesJaunes Groupe (c)	80,591	173,936
Parrot S.A. (a)	4,759	147,032
Peugoet S.A. (c)	4,219	30,626
Pierre & Vacances	2,641	47,733
Plastic Omnium S.A.	11,197	518,545
Rallye S.A.	12,878	472,972
Recylex S.A. (a)	8,543	35,246
Robertet S.A.	14	2,460
Rubis	16,480	1,004,342
S.O.I.T.E.C. (a) (c)	66,826	250,599
Sa des Ciments Vicat	6,121	381,659
Saft Groupe S.A. (a)	17,166	442,480
Samse S.A.	107	8,799
Sartorius Stedim Biotech S.A.	1,387	184,905
SEB S.A.	294	20,336
Seche Environnement S.A.	1,555	55,203
Sechilienne-Sidec	10,660	189,114
Sequana S.A. (a)	5,112	40,901
Societe d’Edition de Canal Plus S.A.	33,798	235,106
Societe des Bains de Mer et tu Cercle des Etrangers a Monaco	16	712
Societe Internationale de Plantations d’Heveas S.A.	679	56,550
Somfy S.A.	154	33,473
Sopra Group S.A.	2,234	165,337
Spir Communication (a)	848	14,253
ST Dupont S.A. (a)	77,348	34,706
Stallergenes S.A.	1,674	104,513
Ste Industrielle d’Aviation Latecoere S.A.	2,980	33,585
STEF-TFE S.A.	1,857	95,226
Store Electronic System S.A. (a)	715	9,758
Sword Group SE (a) (c)	3,919	66,535
Synergie S.A.	5,633	57,403
Technicolor S.A. (a)	52,631	214,779

France—(Continued)
Teleperformance	29,407	$1,253,657
Tessi S.A.	720	77,852
TF1 Group	60,229	676,277
Theolia S.A. (a) (c)	30,832	58,185
Thermador Groupe S.A.	1,067	84,926
Tonnellerie Francois Freres	71	5,044
Total Gabon (a)	342	209,598
Touax S.A.	1,628	36,516
Transgene S.A. (a)	7,937	84,423
Trigano S.A.	5,078	61,001
Ubisoft Entertainment S.A. (a)	61,308	663,750
Union Financiere de France BQE S.A.	2,306	51,731
Vetoquinol SA	469	15,394
Viel et Compagnie	3,978	11,891
Vilmorin & Cie	2,888	347,664
Virbac S.A.	1,982	456,655
Vivalis S.A. (a)	2,365	16,437
VM Materiaux S.A.	235	4,853
Vranken-Pommery Monopole Group	1,317	34,371

		29,062,994

Germany—4.7%
Aareal Bank AG	29,887	633,424
Adler Modemaerkte AG	4,862	39,812
ADVA AG Optical Networking (a)	20,269	93,788
Air Berlin plc (a) (c)	23,987	72,644
Aixtron SE (c)	46,100	668,454
Alba SE	906	73,671
Allgeier Holding AG	2,743	38,147
Amadeus Fire AG	2,307	122,455
Analytik Jena AG	376	5,565
AS Creation Tapeten	273	14,308
Asian Bamboo AG	3,713	19,983
Atoss Software AG	241	10,444
Aurubis AG	19,869	1,262,950
Balda AG	19,993	117,720
Bauer AG	5,495	140,277
BayWa AG	6,585	310,460
Bechtle AG	9,315	432,641
Bertrandt AG	2,715	316,902
Bijou Brigitte AG	1,430	135,737
Biotest AG	1,804	135,169
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	142,908
CANCOM AG	5,006	96,474
Carl Zeiss Meditec AG	16,046	507,373
CAT Oil AG	8,600	102,576
Celesio AG	41,560	780,390
CENIT AG	3,944	44,474
CENTROTEC Sustainable AG (a)	4,848	91,527
Cewe Color Holding AG	2,667	112,842
Colonia Real Estate AG	5,281	31,187
Comdirect Bank AG	15,966	167,616
Compugroup Holding AG	10,794	237,521
Conergy AG (a) (c)	39,541	18,556
Constantin Medien AG (a)	23,504	55,145
CropEnergies AG (a)	11,717	91,615

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
CTS Eventim AG	9,430	$319,924
DAB Bank AG	11,932	56,046
Data Modul AG	138	2,893
Delticom AG	1,337	61,427
Deutsche Beteiligungs AG (c)	2,815	67,871
Deutsche Wohnen AG	76,943	1,399,412
Deutz AG (a)	49,973	262,835
Dialog Semiconductor plc (a) (c)	27,192	361,030
Dr. Hoenle AG	1,786	27,774
Draegerwerk AG & Co. KGaA	859	93,122
Drillisch AG	26,113	477,156
Duerr AG	5,628	614,593
Eckert & Ziegler AG	2,072	72,912
Elmos Semiconductor AG	6,035	66,796
ElringKlinger AG	14,732	446,435
Euromicron AG (c)	3,803	76,407
Evotec AG (a)	59,728	172,642
First Sensor AG	3,155	33,534
Freenet AG	52,905	1,285,783
GAGFAH S.A. (c)	36,892	453,208
Gerresheimer AG	14,057	807,702
Gerry Weber International AG	9,842	429,951
Gesco AG	1,760	170,546
GFK SE	7,622	384,819
GFT Technologies AG	5,467	24,087
Gigaset AG (c)	25,477	31,757
Gildemeister AG	31,240	656,692
Grammer AG	7,267	202,638
Grenkeleasing AG	2,371	168,608
GSW Immobilien AG (a)	10,531	417,041
H&R WASAG AG	7,029	88,860
Hamburger Hafen und Logistik AG	6,901	150,662
Hansa Group AG (a)	5,987	24,545
Hawesko Holding AG	1,663	86,199
Heidelberger Druckmaschinen AG	120,910	278,665
Highlight Communications AG	10,482	59,462
Homag Group AG	2,798	51,576
Indus Holding AG	12,922	399,339
Init Innovation In Traffic Systems AG	2,460	74,606
Intershop Communications AG (a)	7,747	18,373
Isra Vision AG	1,598	61,166
IVG Immobilen AG (c)	46,968	39,383
Jenoptik AG (a)	25,064	258,805
Joyou AG (a)	318	4,787
Kloeckner & Co. SE	53,834	762,833
Koenig & Bauer AG	5,678	130,038
Kontron AG	29,362	159,627
Krones AG	6,921	491,200
KSB AG	98	61,443
KUKA AG	14,184	618,888
KWS Saat AG	1,046	373,001
Leifheit AG	945	40,249
Leoni AG	19,099	740,271
LPKF Laser & Electronics AG	4,833	116,285
Manz Automation AG (a)	1,098	33,435
MasterFlex AG	280	1,817
Medigene AG (a)	13,692	15,443

Germany—(Continued)
MLP AG	29,410	$196,273
Mobotix AG	2,035	41,680
Mologen AG (a)	3,125	56,871
Morphosys AG (a)	11,474	468,916
Muehlbauer Holding AG & Co. KGaA	1,334	38,445
MVV Energie AG (c)	5,026	145,766
Nemetschek AG	2,785	167,860
Nexus AG (a)	2,080	24,101
Nordex AG (c)	32,922	204,722
NORMA Group	11,504	363,129
OHB Technology AG	2,308	50,168
Patrizia Immobilien AG (a)	15,908	147,934
Pfeiffer Vacuum Technology AG	5,502	607,100
PNE Wind AG (c)	24,816	84,091
Powerland AG	569	5,014
Praktiker Bau- und Heimwerkermaerkte AG (c)	61,002	88,787
Progress-Werk Oberkirch AG	747	30,573
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	3,711	74,811
Pulsion Medical Systems SE	464	7,727
PVA TePla AG	3,358	8,863
QSC AG (a)	51,100	171,176
R Stahl AG	1,319	49,957
Rational AG	1,474	443,161
Rheinmetall AG	20,085	929,842
Rhoen Klinikum AG (a)	51,909	1,102,300
RIB Software AG	1,026	5,838
SAF-Holland S.A.	24,678	193,298
Salzgitter AG	16,901	678,536
Schaltbau Holding AG	2,601	107,536
SGL Carbon AG (a) (c)	28,680	1,128,829
SHW AG	1,051	44,270
Singulus Technologies AG (a) (c)	26,910	44,160
Sixt AG	9,029	177,338
SKW Stahl-Metallurgie Holding AG	3,478	54,109
Sky Deutschland AG (a)	122,235	674,462
SMA Solar Technology AG	2,156	51,625
SMT Scharf AG	1,826	59,277
Software AG	20,069	776,251
Solarworld AG (c)	52,337	57,504
Stada Arzneimittel AG	28,648	1,172,757
STRATEC Biomedical AG	685	30,706
Stroer Out-of-Home Media AG (a)	8,853	90,880
Suss Microtec AG (a)	11,671	133,449
Symrise AG	23,583	934,493
TAG Immobilien AG	77,264	884,623
Takkt AG	11,441	187,175
Technotrans	577	6,532
Telegate AG	1,805	18,752
Tipp24 SE	2,324	123,641
Tom Tailor Holding AG (a)	10,833	244,234
Tomorrow Focus AG (a)	7,488	40,422
TUI AG	72,955	783,192
Verbio AG (a)	9,272	14,409
Vossloh AG	4,207	420,884
VTG AG	6,281	107,431
Wacker Construction Equipment AG	13,700	198,390

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Washtec AG (a)	3,397	$47,041
Wincor Nixdorf AG	16,507	820,133
Wirecard AG	39,772	1,098,080
XING AG (a)	1,747	92,366
zooplus AG (a)	550	28,828

		38,952,072

Greece—0.8%
Aegean Airlines S.A.	598	1,912
Alpha Bank A.E. (a)	201,317	183,205
Anek Lines S.A.	48,385	7,451
Bank of Cyprus plc (a)	596,049	157,011
Bank of Greece	11,668	184,245
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,248	26,013
Ellaktor S.A.	80,800	160,530
Elval-Hellenic Aluminium Industry S.A. (a)	5,382	11,937
Folli Follie Group	18,502	314,565
Forthnet SA (a)	1,860	979
Fourlis Holdings S.A.	22,201	50,369
Frigoglass S.A.	16,556	92,314
GEK Terna S.A.	35,756	73,331
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	43,091	217,069
Hellenic Petroleum S.A.	50,348	483,507
Hellenic Telecommunications Organization S.A.	84,089	508,740
Iaso S.A.	9,418	13,557
Intracom Holdings S.A. (a)	38,557	20,373
Intralot S.A.	76,916	180,420
JUMBO S.A.	54,864	390,998
Lamda Development S.A. (a)	205	1,161
Marfin Investment Group S.A.	382,614	131,925
Metka S.A.	12,895	168,097
Motor Oil Hellas Corinth Refineries S.A.	36,803	357,582
Mytilineos Holdings S.A.	58,222	307,473
National Bank of Greece S.A. (a)	399,545	339,532
OPAP S.A.	46,245	365,146
Piraeus Bank S.A.	568,927	142,195
Piraeus Port Authority S.A.	4,338	96,556
Proton Bank S.A.	14,856	3,523
Public Power Corp. S.A.	59,233	422,137
S&B Industrial Minerals S.A.	11,161	78,701
Sarantis S.A.	14,104	79,549
Sidenor Steel Products Manufacturing Co. S.A.	10,515	16,578
Teletypos S.A.	3,647	1,402
Terna Energy S.A.	22,487	73,236
The Athens Water Supply & Sewage Co. S.A.	19,714	126,346
Thessaloniki Water Supply & Sewage Co., S.A.	4,072	26,568
Titan Cement Co. S.A.	34,499	574,682
TT Hellenic Postbank S.A. (b)	71,180	15,329
Viohalco HCA Industry S.A.	62,493	264,062

		6,670,306

Hong Kong—2.8%
Alco Holdings, Ltd.	136,000	$27,968
Allan International Holdings, Ltd.	70,000	22,818
Allied Group, Ltd.	22,000	73,120
Allied Properties HK, Ltd.	1,774,024	286,528
Apac Resources, Ltd. (a)	2,300,000	47,507
APT Satellite Holdings, Ltd. (a)	135,500	94,815
Arts Optical International Holdings, Ltd.	16,000	3,751
Asia Financial Holdings, Ltd.	300,000	132,958
Asia Satellite Telecommunications Holdings, Ltd.	66,000	241,883
Asia Standard International Group	352,000	65,291
Associated International Hotels, Inc. (a)	14,000	40,354
Aupu Group Holding Co., Ltd.	246,000	21,542
Bel Global Resources Holdings, Ltd. (a) (b)	520,000	9,512
Birmingham International Holdings, Ltd. (a) (b)	1,110,000	21,735
Bonjour Holdings, Ltd.	718,000	114,875
Bossini International Holdings, Ltd.	438,000	23,706
Brightoil Petroleum Holdings, Ltd. (a) (c)	1,116,000	211,574
Brockman Mining, Ltd. (a)	2,516,770	152,547
Burwill Holdings, Ltd. (a)	1,294,000	21,170
Cafe de Coral Holdings, Ltd.	120,000	369,979
Celestial Asia Securities Holdings (a)	102,400	7,925
Century City International Holdings, Ltd.	616,000	45,297
Century Sunshine Group Holdings, Ltd.	265,000	24,987
Champion Technology Holdings, Ltd.	2,394,274	37,019
Chen Hsong Holdings, Ltd.	150,000	52,691
Cheuk Nang Holdings, Ltd.	71,920	54,879
Chevalier International Holdings, Ltd.	66,000	113,055
China Billion Resources, Ltd. (a) (b)	476,000	0
China Boon Holdings, Ltd. (a)	420,000	5,398
China Daye Non-Ferrous Metals Mining, Ltd. (a)	2,682,000	89,947
China Electronics Corp. Holdings Co., Ltd.	352,000	43,962
China Energy Development Holdings, Ltd. (a)	3,046,000	46,113
China Environmental Investment Holdings, Ltd. (a)	795,000	24,373
China Financial Services Holdings, Ltd. (a)	182,000	15,458
China Flavors & Fragrances Co., Ltd. (b)	70,147	10,663
China Infrastructure Investment, Ltd. (a) (b)	626,000	13,467
China Metal International Holdings, Inc.	300,000	66,860
China Nuclear Industry 23 International Corp., Ltd. (a)	106,000	22,842
China Renji Medical Group, Ltd. (a) (b)	2,356,000	0
China Solar Energy Holdings, Ltd. (a)	1,620,000	5,021
China Strategic Holdings, Ltd. (a)	770,000	14,008
China Ting Group Holdings, Ltd.	318,550	20,087
China-Hongkong Photo Products Holdings, Ltd.	284,000	25,231
Chinney Investment, Ltd.	8,000	1,301
Chong Hing Bank, Ltd.	63,000	155,238
Chow Sang Sang Holdings International, Ltd. (c)	130,000	382,442
Chu Kong Shipping Development Co., Ltd.	252,000	48,462
Chuang’s China Investments, Ltd. (a)	341,000	22,497
Chuang’s Consortium International, Ltd.	446,357	60,027
Citic 1616 Holdings, Ltd.	539,000	201,157

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
CK Life Sciences International Holdings, Inc. (a)	1,478,000	$127,853
CNT Group, Ltd. (a)	246,000	10,141
Continental Holdings, Ltd.	780,000	10,218
Cosmos Machinery (a)	126,000	7,915
CP Lotus Corp. (a)	1,750,000	53,026
Cross-Harbour Holdings, Ltd.	112,000	94,673
CSI Properties, Ltd.	2,804,023	130,426
CST Mining Group, Ltd. (a)	8,984,000	134,579
Culture Landmark Investment, Ltd. (a)	86,400	6,891
Culturecom Holdings, Ltd. (a)	285,000	56,628
Dah Sing Banking Group, Ltd.	150,400	207,393
Dah Sing Financial Holdings, Ltd.	69,600	364,516
Dan Form Holdings Co., Ltd. (a)	568,000	70,251
Dickson Concepts International, Ltd.	131,000	74,425
Dingyi Group Investment, Ltd.	455,000	14,068
Dorsett Hospitality International, Ltd.	348,000	99,845
Eagle Nice International Holdings, Ltd.	120,000	26,124
EcoGreen Fine Chemicals Group, Ltd.	90,000	17,757
Emperor Capital Group, Ltd.	84,000	3,910
Emperor Entertainment Hotel, Ltd.	275,000	86,236
Emperor International Holdings, Ltd.	691,250	188,416
Emperor Watch & Jewellery, Ltd.	2,010,000	204,763
ENM Holdings, Ltd. (a)	556,000	31,249
EPI Holdings, Ltd. (a)	1,842,000	45,827
Esprit Holdings, Ltd. (c)	932,950	1,123,113
eSun Holdings, Ltd.	376,000	62,346
EVA Precision Industrial Holdings, Ltd.	696,000	106,044
Fairwood, Ltd.	37,500	81,211
Far East Consortium	621,499	207,615
Fountain Set Holdings, Ltd.	338,000	40,581
Fujikon Industrial Holdings, Ltd.	58,000	27,209
G-Resources Group, Ltd. (a)	7,713,000	403,301
Genting Hong Kong, Ltd. (a)	101,229	44,296
Get Nice Holdings, Ltd.	2,108,000	96,469
Giordano International, Ltd. (c)	798,000	795,279
Glorious Sun Enterprises, Ltd.	262,000	75,695
Gold Peak Industries Holding, Ltd.	277,714	31,185
Golden Resources Development International, Ltd.	370,000	19,319
Goldin Financial Holdings, Ltd. (a)	200,000	33,677
Goldin Properties Holdings, Ltd.	286,000	167,688
Good Fellow Resources Holdings, Ltd. (a)	120,000	5,883
Greenheart Group, Ltd.	126,000	11,066
Guangnan Holdings	264,000	32,311
Guotai Junan International Holdings, Ltd.	233,000	101,593
Haitong International Securities Group, Ltd.	125,577	51,516
Hao Tian Resources Group, Ltd. (a)	576,000	24,561
Harbour Centre Development, Ltd.	86,000	173,712
HKR International, Ltd.	449,600	242,734
Hon Kwok Land Investment Co., Ltd.	140,000	60,057
Hong Kong Aircraft Engineering Co., Ltd.	4,000	57,288
Hong Kong Ferry Holdings	10,000	10,984
Hong Kong Television Network	270,000	88,054
Hongkong Chinese, Ltd. (a)	920,000	174,346
Hsin Chong Construction Group, Ltd.	348,000	51,686
Huafeng Group Holdings, Ltd.	460,000	12,784

Hong Kong—(Continued)
Hung Hing Printing Group, Ltd.	252,000	$42,319
Hutchison Telecommunications Hong Kong Holdings, Ltd.	586,000	290,132
Hybrid Kinetic Group, Ltd. (a)	1,740,000	24,696
Imagi International Holdings, Ltd. (a)	3,275,000	38,409
IPE Group, Ltd.	285,000	24,260
IRC, Ltd. (a)	600,000	69,634
IT, Ltd.	298,000	121,520
ITC Properties Group, Ltd. (a)	81,000	34,243
Jinhui Holdings, Ltd.	70,000	14,934
Johnson Electric Holdings, Ltd.	185,000	137,839
K Wah International Holdings, Ltd.	787,187	442,446
Kam Hing International Holdings, Ltd.	196,000	17,249
Kantone Holdings, Ltd.	930,000	9,718
Keck Seng Investments, Ltd.	94,000	46,589
King Stone Energy Group, Ltd. (a)	792,000	44,592
Kingmaker Footwear Holdings, Ltd.	102,000	17,766
Kingston Financial Group, Ltd. (c)	2,171,000	154,015
Ko Yo Ecological Agrotech Group, Ltd.	2,680,000	40,269
Kowloon Development Co., Ltd.	156,000	209,820
Lai Sun Development Co., Ltd. (a)	6,465,666	207,735
Lai Sun Garment International, Ltd. (a)	430,000	89,944
LAM Soon Hong Kong, Ltd.	15,000	8,309
Lee’s Pharmaceutical Holdings, Ltd.	90,000	62,734
Lerado Group Holdings Co.	202,000	25,261
Lippo China Resources, Ltd.	2,106,000	59,858
Lippo, Ltd.	122,000	58,169
Lisi Group Holdings, Ltd. (a)	400,000	19,083
Liu Chong Hing Investment, Ltd.	90,000	135,700
Luen Thai Holdings, Ltd.	156,000	48,722
Luk Fook Holdings International, Ltd. (c)	32,000	103,113
Luks Group Vietnam Holdings Co., Ltd.	68,000	19,653
Lung Cheong International Holdings, Ltd. (a)	207,254	9,634
Lung Kee Bermuda Holdings, Ltd.	116,000	48,265
Magnificent Estates, Ltd.	1,560,000	91,457
Man Wah Holdings, Ltd.	182,000	174,761
Man Yue International Holdings, Ltd.	88,000	13,053
Matrix Holdings, Ltd.	36,000	8,348
Mei Ah Entertainment Group, Ltd.	800,000	12,587
Melco International Development, Ltd. (a)	458,000	796,507
Midland Holdings, Ltd.	380,000	168,471
Ming Fai International Holdings, Ltd.	145,000	15,307
Ming Fung Jewellery Group, Ltd.	1,440,000	57,728
Miramar Hotel & Investment Co., Ltd.	4,000	5,809
Modern Beauty Salon Holdings, Ltd.	56,000	6,426
Mongolia Energy Corp., Ltd. (a)	1,688,000	67,386
Mongolian Mining Corp. (a) (c)	483,500	178,953
Nan Nan Resources Enterprise, Ltd. (a)	92,000	7,351
National Electronic Holdings	166,000	22,662
Natural Beauty Bio-Technology, Ltd.	290,000	25,797
Neo-Neon Holdings, Ltd.	420,500	94,907
New Century Group Hong Kong, Ltd.	912,000	17,837
New Focus Auto Tech Holdings, Ltd. (a)	12,000	1,021
New Smart Energy Group, Ltd. (a)	1,700,000	15,269
New Times Energy Corp., Ltd. (a)	204,200	20,598
Newocean Energy Holdings, Ltd. (c)	400,000	227,869
Next Media, Ltd. (b)	318,000	47,885

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Norstar Founders Group, Ltd. (b)	120,000	$0
North Asia Resources Holdings, Ltd. (a)	335,000	15,019
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	555,882	31,488
Oriental Watch Holdings	271,600	88,551
Pacific Andes International Holdings, Ltd. (a)	1,213,323	59,551
Pacific Basin Shipping, Ltd. (c)	918,000	546,819
Pacific Textile Holdings, Ltd.	260,000	280,294
Paliburg Holdings, Ltd.	362,000	121,540
Pan Asia Environmental Protection Group, Ltd.	194,000	14,097
Pearl Oriental Oil, Ltd. (a) (b)	1,170,000	94,956
Pico Far East Holdings, Ltd.	414,000	149,190
Playmates Holdings, Ltd.	50,000	45,168
PNG Resources Holdings, Ltd. (a)	1,520,000	53,087
Polytec Asset Holdings, Ltd.	870,000	116,816
Public Financial Holdings, Ltd.	166,000	84,379
PYI Corp., Ltd.	1,728,366	41,998
Regal Hotels International Holdings, Ltd.	454,000	219,044
Richfield Group Holdings, Ltd.	944,000	37,824
Rising Development Holdings (a)	272,000	17,982
Rivera Holdings, Ltd.	20,000	789
SA SA International Holdings, Ltd. (c)	386,000	372,523
Sandmartin International Holdings, Ltd.	104,000	7,235
SEA Holdings, Ltd.	94,000	60,822
Shenyin Wanguo HK, Ltd.	155,000	53,290
Shenzhen High-Tech Holdings, Ltd.	120,000	5,971
Shougang Concord Technology Holdings, Ltd. (a)	634,000	37,623
Shun Tak Holdings, Ltd. (c)	877,500	471,664
Sing Tao News Corp., Ltd.	276,000	41,268
Singamas Container Holdings, Ltd.	806,000	210,399
Sino Distillery Group, Ltd. (a)	222,000	18,584
Sino-Tech International Holdings, Ltd.	2,500,000	11,594
Sinocop Resources Holdings, Ltd. (a)	390,000	30,129
SIS International Holdings	16,000	6,245
Sitoy Group Holdings, Ltd. (a)	29,000	13,822
SmarTone Telecommunications Holdings, Ltd. (c)	168,500	277,911
SOCAM Development, Ltd.	167,876	206,451
Solomon Systech International, Ltd.	656,000	17,840
Soundwill Holdings, Ltd.	40,000	102,487
South China China, Ltd.	496,000	48,570
Stella International Holdings, Ltd.	55,000	165,215
Stelux Holdings International, Ltd.	214,500	80,660
Success Universe Group, Ltd.	240,000	5,635
Sun Hing Vision Group Holdings, Ltd.	42,000	14,879
Sun Hung Kai & Co., Ltd.	400,440	271,030
Sun Innovation Holdings, Ltd.	1,470,000	14,969
Superb Summit International Group, Ltd. (a)	2,315,000	89,482
Sustainable Forest Holdings, Ltd. (a)	2,220,000	14,293
Tai Cheung Holdings, Ltd. (c)	250,000	199,694
Talent Property Group, Ltd. (a)	420,000	7,851
Tan Chong International, Ltd.	63,000	20,127
Tao Heung Holdings, Ltd.	76,000	43,301
Taung Gold International, Ltd. (a) (b) (c)	700,000	14,338
Texwinca Holdings, Ltd.	298,000	314,962

Hong Kong—(Continued)
The United Laboratories International Holdings, Ltd. (c)	281,000	$125,408
Titan Petrochemicals Group, Ltd.	1,000,000	322
Tom Group, Ltd. (a)	590,000	63,021
Tongda Group Holdings, Ltd.	1,350,000	90,546
Town Health International Investments, Ltd.	176,000	11,839
Tradelink Electronic Commerce, Ltd.	356,000	67,939
Transport International Holdings, Ltd.	109,600	246,074
Trinity, Ltd. (c)	434,000	222,851
TSC Offshore Group, Ltd. (a)	236,000	67,083
Tse Sui Luen Jewellery International, Ltd.	40,000	21,234
Tysan Holdings, Ltd.	104,000	19,196
Universal Technologies Holdings, Ltd. (b)	550,000	37,552
Up Energy Development Group, Ltd. (a)	92,000	6,657
Upbest Group, Ltd.	8,000	1,020
Value Convergence Holdings, Ltd. (a)	104,000	13,402
Value Partners Group, Ltd.	334,000	217,004
Varitronix International, Ltd.	164,000	95,251
Vedan International Holdings, Ltd.	296,000	19,844
Victory City International Holdings	436,868	57,546
Vitasoy International Holdings, Ltd.	380,000	429,187
VST Holdings, Ltd.	364,000	94,925
Wai Kee Holdings, Ltd. (a)	54,000	14,309
Wang On Group, Ltd.	2,580,000	37,938
Water Oasis Group, Ltd.	52,000	3,897
Win Hanverky Holdings, Ltd.	194,000	23,247
Wing On Co. International, Ltd.	46,000	150,131
Wing Tai Properties, Ltd.	280,000	200,157
Xinyi Glass Holdings, Ltd. (c)	686,000	485,988
Xpress Group, Ltd. (a)	600,000	30,132
Yeebo International Holdings	158,000	22,084
YGM Trading, Ltd.	48,000	138,713
Yugang International, Ltd.	1,466,000	10,777
Zhuhai Holdings Investment Group, Ltd. (a)	218,000	33,268

		23,157,390

Ireland—1.2%
Aer Lingus Group plc (a)	42,387	75,463
C&C Group plc	204,054	1,327,426
DCC plc	50,148	1,764,814
FBD Holdings plc	15,309	240,910
Glanbia plc	57,037	677,233
Grafton Group plc	111,227	729,284
IFG Group plc	44,002	80,086
Independent News & Media plc (a)	39,432	1,926
Irish Continental Group plc	1,706	43,420
Kenmare Resources plc (a)	145,693	64,558
Kingspan Group plc (a)	63,709	785,616
Paddy Power plc	27,063	2,445,912
Smurfit Kappa Group plc	81,172	1,342,779

		9,579,427

Israel—1.0%
Africa Israel Investments, Ltd.	41,750	105,711
Africa Israel Properties, Ltd.	6,616	74,741
Africa Israel Residences, Ltd.	880	12,420

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Airport City, Ltd. (a)	16,455	$88,290
AL-ROV Israel, Ltd.	2,219	61,659
Allot Communications, Ltd. (a)	6,459	80,151
Alon Holdings Blue Square, Ltd.	8,063	24,871
Alrov Properties & Lodgings, Ltd.	1,923	41,474
Alvarion, Ltd. (a)	27,218	10,490
Amot Investments, Ltd.	28,877	76,383
AudioCodes, Ltd. (a)	17,523	67,008
Avgol Industries 1953, Ltd.	46,857	42,453
Azorim-Investment Development & Construction Co., Ltd.	10,650	9,263
Babylon, Ltd.	13,198	66,552
Bayside Land Corp.	326	67,010
Big Shopping Centers 2004, Ltd.	716	21,837
Biocell, Ltd. (a)	2,190	16,702
BioLine RX, Ltd. (a)	25,645	4,520
Blue Square Real Estate, Ltd.	374	11,509
Cellcom Israel, Ltd.	10,559	88,633
Ceragon Networks, Ltd. (a)	14,799	64,582
Clal Biotechnology Industries, Ltd. (a)	14,804	34,438
Clal Industries and Investments, Ltd.	35,222	137,450
Clal Insurance Enterprise Holdings, Ltd.	9,499	157,631
Compugen, Ltd. (a)	9,735	49,454
Delek Automotive Systems, Ltd.	13,171	125,110
Delek Group, Ltd.	7	1,966
Delta-Galil Industries, Ltd.	5,417	76,838
Direct Insurance Financial Investments, Ltd.	5,783	17,452
DS Apex Holdings, Ltd.	5,193	23,111
Elbit Imaging, Ltd.	4,496	10,423
Elbit Systems, Ltd.	9,161	387,190
Electra, Ltd.	834	91,133
Elron Electronic Industries	7,585	40,543
Equital, Ltd. (a)	550	5,943
Evogene, Ltd. (a)	14,363	74,555
EZchip Semiconductor, Ltd. (a)	9,853	237,537
First International Bank of Israel, Ltd.	9,977	142,988
FMS Enterprises Migun, Ltd.	910	13,583
Formula Systems 1985, Ltd.	4,463	85,882
Frutarom Industries, Ltd.	18,076	243,359
Gilat Satellite Networks, Ltd. (a)	12,836	73,151
Given Imaging, Ltd. (a)	8,717	139,876
Golf & Co., Ltd.	6,101	18,122
Hadera Paper, Ltd.	1,182	65,672
Harel Insurance Investments & Financial Services, Ltd.	4,930	255,305
Industrial Buildings Corp.	43,794	66,680
Israel Discount Bank, Ltd. (a)	286,614	491,003
Ituran Location & Control, Ltd.	7,870	123,646
Jerusalem Oil Exploration (a)	5,621	126,667
Kamada, Ltd. (a)	10,111	104,429
Kardan Yazamut (a)	51	4
Kerur Holdings, Ltd.	931	12,197
Maabarot Products, Ltd.	4,183	39,507
Magic Software Enterprises, Ltd. (a)	8,833	46,504
Matrix IT, Ltd.	17,381	79,860
Mazor Robotics, Ltd. (a)	1,855	7,990
Melisron, Ltd. (a)	5,381	114,213

Israel—(Continued)
Mellanox Technologies, Ltd. (a)	4,452	$245,959
Menorah Mivtachim Holdings, Ltd.	12,198	131,130
Migdal Insurance & Financial Holding, Ltd.	112,296	183,045
Mizrahi Tefahot Bank, Ltd.	41,443	442,366
Naphtha Israel Petroleum Corp., Ltd. (a)	16,060	82,455
Neto ME Holdings, Ltd. (a)	1,150	44,598
Nitsba Holdings 1995, Ltd.	16,809	169,716
Nova Measuring Instruments, Ltd. (a)	10,093	90,755
Oil Refineries, Ltd.	391,005	206,034
Ormat Industries, Ltd.	29,986	179,790
Osem Investments, Ltd.	14,509	277,650
Partner Communications Co., Ltd.	15,732	97,173
Paz Oil Co., Ltd.	2,031	316,975
Plasson	1,729	55,862
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,670	108,347
Shikun & Binui, Ltd.	82,674	173,337
Shufersal, Ltd.	34,594	106,902
Space Communication, Ltd. (a)	2,951	46,747
Strauss Group, Ltd.	14,687	206,613
The Israel Land Development Co., Ltd.	3,950	15,177
The Phoenix Holdings, Ltd.	26,343	80,512
Tower Semiconductor, Ltd. (a)	9,658	68,656
Union Bank of Israel, Ltd.	11,952	44,802

		8,132,272

Italy—2.8%
A2A S.p.A.	394,537	234,733
ACEA S.p.A.	33,065	175,198
Acotel Group S.p.A.	81	2,163
Aedes S.p.A. (a)	164,113	9,467
Alerion Cleanpower S.p.A.	10,865	53,030
Amplifon S.p.A.	48,850	255,709
Ansaldo STS S.p.A. (a)	42,193	423,487
Arnoldo Mondadori Editore S.p.A.	62,817	75,335
Ascopiave S.p.A.	22,740	41,732
Astaldi S.p.A.	32,469	224,370
Autogrill S.p.A.	54,430	644,719
Azimut Holding S.p.A.	49,548	804,412
Banca Carige S.p.A. (c)	414,328	277,207
Banca Finnat Euramerica S.p.A.	50,851	17,350
Banca Generali S.p.A. (c)	20,603	392,225
Banca IFIS S.p.A.	6,177	53,254
Banca Popolare dell’Emilia Romagna Scrl	171,912	1,216,942
Banca Popolare dell’Etruria e del Lazio (a)	38,775	18,533
Banca Popolare di Milano Scarl	1,773,934	1,088,948
Banca Popolare di Sondrio	154,558	808,712
Banca Profilo S.p.A.	105,099	34,851
Banco di Desio e della Brianza S.p.A.	20,306	48,296
Banco Popolare S.C.	839,831	1,066,092
BasicNet S.p.A.	9,826	19,784
Biesse S.p.A.	6,021	18,554
Bonifica Ferraresi e Imprese Agricole S.p.A.	1,095	53,601
Brembo S.p.A.	17,718	284,944
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	4,027
Buzzi Unicem S.p.A. (c)	39,838	613,289

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Cairo Communication S.p.A.	11,446	$41,848
Caltagirone Editore S.p.A.	6,273	6,493
Carraro S.p.A.	5,504	13,717
Cementir Holding S.p.A.	31,117	88,281
CIR-Compagnie Industriali Riunite S.p.A.	236,036	236,027
Credito Bergamasco S.p.A.	1,543	23,067
Credito Emiliano S.p.A.	44,882	230,164
Danieli & C Officine Meccaniche S.p.A. (c)	7,018	177,811
Datalogic S.p.A.	8,267	63,896
De’Longhi S.p.A.	17,527	276,284
DeA Capital S.p.A. (a)	18,071	31,132
DiaSorin S.p.A. (c)	10,148	355,258
Ei Towers (a)	3,833	117,430
Engineering Ingegneria Informatica S.p.A.	2,555	98,636
ERG S.p.A.	32,977	300,717
Esprinet S.p.A.	18,719	85,817
Eurotech S.p.A. (a)	13,076	20,434
Falck Renewables S.p.A.	64,793	70,496
Fiera Milano S.p.A.	6,655	33,933
Finmeccanica S.p.A. (c)	224,698	1,085,716
Fondiaria-Sai S.p.A. (c)	37,296	62,066
Gas Plus	3,786	22,610
Gemina S.p.A.	405,139	681,212
Geox S.p.A. (c)	52,589	146,908
Gruppo Editoriale L’Espresso S.p.A.	67,388	61,756
Gruppo MutuiOnline S.p.A.	5,404	21,840
Hera S.p.A.	345,486	609,899
IMMSI S.p.A.	100,436	60,576
Impregilo S.p.A.	77,338	397,038
Indesit Co. S.p.A.	25,444	200,576
Industria Macchine Automatiche S.p.A.	3,503	81,992
Intek S.p.A.	80,757	31,078
Interpump Group S.p.A.	35,866	281,056
Iren S.p.A.	249,987	186,926
Italcementi S.p.A.	42,131	245,900
Italmobiliare S.p.A.	4,014	75,074
Juventus Football Club S.p.A. (a)	147,435	40,505
Landi Renzo S.p.A.	31,132	53,583
Lottomatica S.p.A.	23,515	553,634
Maire Tecnimont S.p.A.	60,566	28,847
Mariella Burani S.p.A. (b)	6,116	0
MARR S.p.A.	16,293	178,927
Mediaset S.p.A.	322,353	659,645
Mediolanum S.p.A.	97,677	539,995
Milano Assicurazioni S.p.A.	484,485	257,961
Nice S.p.A. (a)	9,890	32,834
Piaggio & C S.p.A. (c)	85,698	220,164
Piccolo Credito Valtellinese Scarl	112,363	124,056
Poltrona Frau S.p.A.	22,268	28,141
Prelios S.p.A.	380,157	37,792
Premafin Finanziaria S.p.A.	43,094	10,160
Prima Industrie S.p.A.	243	3,057
Prysmian S.p.A.	29,621	610,996
RCS MediaGroup S.p.A. (a) (c)	81,481	99,380
Recordati S.p.A.	44,330	401,847
Reno de Medici S.p.A.	38,858	5,978
Reply S.p.A.	1,905	72,797

Italy—(Continued)
Retelit S.p.A. (a)	36,769	$23,754
Sabaf S.p.A.	1,021	12,344
SAES Getters S.p.A.	1,416	13,471
Safilo Group S.p.A.	20,664	281,107
Saras S.p.A. (c)	199,059	242,007
SAVE S.p.A.	5,441	68,625
Snai S.p.A. (a)	21,135	22,620
Societa Cattolica di Assicurazioni Scrl	24,280	420,272
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	285,305
Sogefi S.p.A.	25,543	72,536
SOL S.p.A.	13,975	82,364
Sorin S.p.A.	157,025	404,044
Telecom Italia Media S.p.A.	227,575	28,598
Tiscali S.p.A. (a)	802,477	40,773
Tod’s S.p.A. (c)	4,903	703,581
Trevi Finanziaria S.p.A. (c)	20,868	143,524
Uni Land S.p.A. (b)	4,937	0
Unione di Banche Italiane SCPA	1,037	3,830
Unipol Gruppo Finanziario S.p.A.	133,203	361,371
Vianini Lavori S.p.A.	2,113	9,057
Vittoria Assicurazioni S.p.A.	16,042	129,611
Yoox S.p.A. (a) (c)	22,641	424,772
Zignago Vetro S.p.A. (a)	14,414	89,245

		23,307,738

Japan—22.9%
1st Holdings, Inc.	5,300	35,109
A&A Material Corp. (a)	23,000	24,547
A&D Co., Ltd. (c)	9,200	51,225
Accordia Golf Co., Ltd.	483	470,011
Achilles Corp. (c)	94,000	142,268
ADEKA Corp.	44,000	379,953
Aderans Co., Ltd. (c)	3,000	51,046
Advan Co., Ltd.	6,500	72,486
Aeon Delight Co., Ltd.	9,600	212,312
Aeon Fantasy Co., Ltd.	3,100	46,104
Agrex, Inc.	900	8,499
Ahresty Corp.	10,300	54,192
Ai Holdings Corp.	24,600	226,940
Aica Kogyo Co., Ltd. (c)	23,600	433,467
Aichi Corp.	16,800	79,611
Aichi Steel Corp. (c)	53,000	214,525
Aichi Tokei Denki Co., Ltd.	19,000	53,725
Aida Engineering, Ltd. (c)	30,600	248,309
Aigan Co., Ltd.	8,200	28,531
Ain Pharmaciez, Inc. (c)	4,200	226,435
Aiphone Co., Ltd.	7,600	129,562
Airport Facilities Co., Ltd.	13,100	91,412
Aisan Industry Co., Ltd.	15,300	147,510
Alconix Corp.	2,400	49,619
Alinco, Inc. (c)	2,100	20,277
Allied Telesis Holdings KK	44,500	37,940
Alpen Co., Ltd.	8,000	150,656
Alpha Corp.	2,200	24,631
Alpha Systems, Inc.	2,640	37,887

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Alpine Electronics, Inc. (c)	22,600	$216,996
Alps Electric Co., Ltd. (c)	80,300	529,290
Alps Logistics Co., Ltd.	4,100	41,162
Altech Corp.	3,300	34,380
Amano Corp.	27,000	257,964
Amiyaki Tei Co., Ltd.	17	36,757
Amuse, Inc.	2,600	55,465
Ando Corp.	43,000	52,536
Anest Iwata Corp.	14,000	59,173
AOC Holdings, Inc.	23,100	88,959
Aohata Corp.	100	1,517
AOI Electronic Co., Ltd.	1,800	29,955
AOKI Holdings, Inc.	11,200	288,977
Aoyama Trading Co., Ltd.	29,900	765,301
Arakawa Chemical Industries, Ltd.	7,900	70,385
Arata Corp. (c)	23,000	99,824
Araya Industrial Co., Ltd.	26,000	36,910
Arc Land Sakamoto Co., Ltd.	7,700	135,798
Arcs Co., Ltd.	14,064	315,357
Argo Graphics, Inc.	2,500	36,748
Ariake Japan Co., Ltd.	5,600	114,899
Arisawa Manufacturing Co., Ltd.	20,700	68,178
Arnest One Corp. (c)	19,600	388,730
Arrk Corp. (a)	34,500	64,724
Artnature, Inc.	2,700	45,194
As One Corp.	6,300	144,793
Asahi Broadcasting Corp.	3,100	28,235
Asahi Co., Ltd. (c)	7,600	105,069
Asahi Diamond Industrial Co., Ltd. (c)	26,200	255,232
Asahi Holdings, Inc.	9,900	213,386
Asahi Kogyosha Co., Ltd. (c)	10,000	33,647
Asahi Net, Inc.	5,000	26,371
Asahi Organic Chemicals Industry Co., Ltd.	38,000	84,632
Asahi Printing Co., Ltd.	200	5,832
Asahipen Corp.	4,000	6,213
Asanuma Corp.	29,000	21,662
Asatsu-DK, Inc. (c)	14,400	403,196
Asax Co., Ltd.	18	34,723
Ashimori Industry Co., Ltd. (c)	24,000	36,906
ASICS Trading Co., Ltd.	800	13,867
ASKA Pharmaceutical Co., Ltd.	12,000	92,107
ASKUL Corp.	11,100	161,615
Asunaro Aoki Construction Co., Ltd. (c)	8,000	42,647
Atom Corp. (c)	22,500	135,501
Atsugi Co., Ltd. (c)	104,000	124,198
Autobacs Seven Co., Ltd. (c)	38,700	608,707
Avex Group Holdings, Inc.	13,800	373,101
Axell Corp. (c)	3,800	82,844
Azbil Corp.	3,600	74,977
Bando Chemical Industries, Ltd.	45,000	143,255
Bank of the Ryukyus, Ltd. (c)	22,600	334,272
Belc Co., Ltd.	6,200	95,554
Belluna Co., Ltd.	13,550	132,126
Benefit One, Inc.	42	54,919
Best Bridal, Inc.	12	17,533
Best Denki Co., Ltd. (c)	24,000	49,888
BIC Camera, Inc. (c)	289	135,955

Japan—(Continued)
Bit-isle, Inc. (c)	6,600	$91,919
BML, Inc.	4,900	132,231
Bookoff Corp.	3,900	29,065
Bunka Shutter Co., Ltd.	29,000	149,666
C Uyemura & Co., Ltd.	2,400	89,695
CAC Corp.	7,300	65,916
Calsonic Kansei Corp. (c)	75,000	330,974
Can Do Co., Ltd.	92	153,355
Canon Electronics, Inc.	8,700	173,036
Carchs Holdings Co., Ltd. (a)	46,500	17,845
Cawachi, Ltd. (c)	9,000	192,520
Central Glass Co., Ltd.	99,000	344,404
Central Security Patrols Co., Ltd.	3,300	29,744
Central Sports Co., Ltd.	3,200	53,890
CFS Corp.	4,400	18,140
Chino Corp.	14,000	33,107
Chiyoda Co., Ltd.	10,200	265,506
Chiyoda Integre Co., Ltd.	7,000	79,461
Chofu Seisakusho Co., Ltd. (c)	8,200	186,901
Chori Co., Ltd.	6,000	69,613
Chubu Shiryo Co., Ltd.	12,200	75,162
Chudenko Corp.	12,400	124,815
Chuetsu Pulp & Paper Co., Ltd.	55,000	86,654
Chugai Mining Co., Ltd.	67,700	23,861
Chugai Ro Co., Ltd. (c)	35,000	92,735
Chugoku Marine Paints, Ltd.	37,000	197,557
Chuo Denki Kogyo Co., Ltd.	11,100	42,468
Chuo Spring Co., Ltd.	16,000	55,181
CKD Corp. (c)	32,300	208,847
Clarion Co., Ltd. (c)	57,000	74,353
Cleanup Corp.	11,500	78,731
CMIC Co., Ltd. (c)	4,900	97,730
CMK Corp.	26,400	84,381
Coca-Cola Central Japan Co., Ltd. (c)	12,900	170,236
cocokara fine, Inc.	6,500	237,583
Computer Engineering & Consulting, Ltd.	6,100	42,387
Computer Institute of Japan, Ltd.	2,000	8,312
Core Corp.	3,000	24,091
Corona Corp.	7,300	84,884
Cosel Co., Ltd. (c)	10,600	121,906
Cosmos Initia Co., Ltd. (a)	5,700	39,550
Create Medic Co., Ltd.	1,800	16,457
Create SD Holdings Co., Ltd.	3,200	126,772
Cross Plus, Inc.	1,100	10,022
CTI Engineering Co., Ltd.	6,100	43,709
Cybernet Systems Co., Ltd.	39	12,900
Cybozu, Inc.	119	32,445
Dai Nippon Toryo Co., Ltd.	70,000	141,176
Dai-Dan Co., Ltd. (c)	17,000	91,078
Dai-Ichi Kogyo Seiyaku Co., Ltd.	19,000	51,880
Dai-ichi Seiko Co., Ltd. (c)	5,400	77,452
Daibiru Corp.	24,500	289,631
Daido Kogyo Co., Ltd.	15,000	25,150
Daido Metal Co., Ltd. (c)	16,000	130,478
Daidoh, Ltd.	11,200	81,422
Daifuku Co., Ltd.	45,500	371,555
Daihatsu Diesel Manufacturing Co., Ltd.	7,000	37,055

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daihen Corp. (c)	59,000	$174,289
Daiho Corp.	31,000	34,727
Daiichi Chuo Kisen Kaisha (c)	15,000	19,118
Daiichi Jitsugyo Co., Ltd.	23,000	122,615
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,600	23,090
Daiichikosho Co., Ltd.	3,400	92,370
Daiken Corp.	35,000	97,008
Daiki Aluminium Industry Co., Ltd.	16,000	36,377
Daiki Ataka Engineering Co., Ltd.	10,000	40,007
Daiko Clearing Services Corp.	1,500	10,872
Daikoku Denki Co., Ltd.	3,700	100,793
Daikokutenbussan Co., Ltd.	2,900	73,554
Daikyo, Inc. (c)	135,000	474,724
Dainichi Co., Ltd.	4,100	35,950
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,000	180,488
Daio Paper Corp.	40,000	258,861
Daiseki Co., Ltd.	16,400	278,549
Daiseki Eco. Solution Co., Ltd.	10	15,244
Daishinku Corp.	17,000	51,280
Daiso Co., Ltd.	39,000	121,451
Daisyo Corp. (c)	4,200	54,039
Daito Electron Co., Ltd.	800	3,266
Daito Pharmaceutical Co., Ltd.	3,400	48,478
Daiwa Industries, Ltd.	15,000	88,493
Daiwabo Holdings Co., Ltd. (c)	106,000	195,505
DC Co., Ltd.	11,500	38,681
DCM Japan Holdings Co., Ltd.	43,600	364,405
Denki Kogyo Co., Ltd.	36,000	170,302
Denyo Co., Ltd.	9,800	128,143
Descente, Ltd. (c)	24,000	161,553
Digital Garage, Inc. (c)	84	278,353
DKK-Toa Corp.	2,200	12,657
DMW Corp.	700	12,470
Doshisha Co., Ltd. (c)	12,000	180,580
Doutor Nichires Holdings Co., Ltd. (c)	14,700	215,712
Dr. Ci:Labo Co., Ltd. (c)	62	189,578
Dream Incubator, Inc. (a)	1	1,746
DTS Corp.	12,000	198,065
Dunlop Sports Co., Ltd.	7,100	79,980
Duskin Co., Ltd.	25,700	519,215
Dydo Drinco, Inc.	4,300	205,581
Dynic Corp.	16,000	32,870
Eagle Industry Co., Ltd. (c)	14,000	136,215
Ebara Jitsugyo Co., Ltd.	1,300	18,500
EDION Corp. (c)	49,900	235,862
Eidai Co., Ltd.	9,000	38,600
Eiken Chemical Co., Ltd. (c)	7,000	99,437
Eizo Nanao Corp.	11,100	196,357
Elecom Co., Ltd.	1,800	25,838
Elematec Corp.	3,000	42,644
EM Systems Co., Ltd. (c)	1,900	34,002
Emori & Co., Ltd.	1,100	13,872
en-japan, Inc.	46	58,808
Enplas Corp. (c)	900	41,475
Ensuiko Sugar Refining Co., Ltd.	8,000	21,235
EPS Co., Ltd. (c)	140	208,541

Japan—(Continued)
ESPEC Corp. (c)	11,700	$88,509
Excel Co., Ltd.	4,000	41,074
Exedy Corp. (c)	14,800	347,418
Ezaki Glico Co., Ltd. (c)	18,000	186,505
F&A Aqua Holdings, Inc.	10,000	142,541
F-Tech, Inc.	2,900	46,669
F@ N Communications, Inc.	1,400	59,611
Faith, Inc.	372	43,669
Falco Biosystems, Ltd.	4,300	55,534
Fancl Corp. (c)	18,500	204,172
FCC Co., Ltd. (c)	14,900	361,231
Ferrotec Corp. (c)	14,800	55,614
FIDEA Holdings Co., Ltd.	79,710	206,599
Fields Corp.	2,200	38,200
First Juken Co., Ltd.	4,900	80,509
Foster Electric Co., Ltd. (c)	11,000	151,267
FP Corp. (c)	5,500	368,198
France Bed Holdings Co., Ltd.	60,000	136,761
Fuji Co., Ltd./Ehime (c)	7,500	144,130
Fuji Corp., Ltd.	10,900	68,557
Fuji Electronics Co., Ltd.	5,600	71,177
Fuji Kiko Co., Ltd. (a)	13,000	47,149
Fuji Kosan Co., Ltd. (a)	4,600	28,536
Fuji Kyuko Co., Ltd.	16,000	127,777
Fuji Oil Co., Ltd.	29,100	449,311
Fuji Pharma Co., Ltd.	2,500	50,147
Fuji Seal International, Inc.	9,800	248,478
Fuji Soft, Inc.	10,400	252,157
Fujibo Holdings, Inc. (c)	57,000	170,620
Fujico Co., Ltd.	11,000	131,582
Fujikura Kasei Co., Ltd.	14,000	58,580
Fujikura, Ltd. (c)	175,000	555,339
Fujimi, Inc.	2,900	42,952
Fujimori Kogyo Co., Ltd.	5,200	128,505
Fujisash Co., Ltd. (a) (c)	11,000	12,783
Fujita Kanko, Inc. (c)	19,000	89,792
Fujitec Co., Ltd.	33,000	330,829
Fujitsu Frontech, Ltd.	10,500	62,631
Fujitsu General, Ltd. (c)	25,000	211,632
Fujiya Co., Ltd. (a) (c)	57,000	122,647
FuKoKu Co., Ltd.	4,600	44,251
Fukuda Corp.	14,000	56,663
Fukushima Industries Corp.	2,700	70,644
Fukuyama Transporting Co., Ltd. (c)	74,000	423,945
Fumakilla, Ltd.	8,000	25,544
Funai Consulting Co., Ltd.	9,300	67,658
Funai Electric Co., Ltd. (c)	7,900	97,608
Furukawa Battery Co., Ltd. (a)	10,000	59,698
Furukawa Co., Ltd.	166,000	189,780
Furukawa-Sky Aluminum Corp. (c)	50,000	152,486
Furuno Electric Co., Ltd.	9,800	62,458
Furusato Industries, Ltd.	3,600	36,701
Furuya Metal Co., Ltd.	800	21,765
Fuso Pharmaceutical Industries, Ltd.	34,000	153,190
Futaba Corp. (c)	15,900	169,920
Futaba Industrial Co., Ltd. (c)	29,200	135,269
Future Architect, Inc.	90	41,739

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fuyo General Lease Co., Ltd.	8,000	$305,272
G-Tekt Corp.	4,700	126,837
Gakken Co., Ltd. (c)	23,000	67,141
Gecoss Corp.	7,700	61,865
Genki Sushi Co., Ltd.	2,200	27,608
Geo Corp. (c)	147	186,821
GLOBERIDE, Inc.	45,000	60,867
Glory, Ltd.	23,600	566,366
GMO internet, Inc. (c)	30,400	288,955
GMO Payment Gateway, Inc.	3,500	81,535
Godo Steel, Ltd. (c)	81,000	146,188
Goldcrest Co., Ltd. (c)	8,830	220,439
Goldwin, Inc. (a)	18,000	109,086
Gourmet Kineya Co., Ltd.	6,000	42,637
GSI Creos Corp. (a)	28,000	41,799
Gulliver International Co., Ltd. (c)	3,360	197,145
Gun-Ei Chemical Industry Co., Ltd.	27,000	63,562
Gunze, Ltd. (c)	111,000	288,111
Gurunavi, Inc.	5,800	73,911
H-One Co., Ltd.	6,500	72,211
Hagihara Industries, Inc.	1,800	34,479
Hajime Construction Co., Ltd.	1,000	58,405
Hakudo Co., Ltd.	500	4,545
Hakuto Co., Ltd.	8,500	82,978
Hakuyosha Co., Ltd.	2,000	4,550
Hamakyorex Co., Ltd.	3,400	138,974
Hanwa Co., Ltd.	96,000	342,702
Happinet Corp.	6,300	52,562
Harashin Narus Holdings Co., Ltd.	6,400	118,679
Hard Off Corp. Co., Ltd.	3,800	26,403
Harima Chemicals, Inc.	7,100	35,505
Harmonic Drive Systems, Inc.	600	10,283
Haruyama Trading Co., Ltd.	2,300	14,302
Haseko Corp. (c)	605,500	564,575
Hazama Corp.	42,000	97,152
Heiwa Real Estate Co., Ltd.	22,200	441,649
Heiwado Co., Ltd.	15,200	235,247
HI-LEX Corp.	7,200	146,100
Hibiya Engineering, Ltd. (c)	12,600	130,506
Hiday Hidaka Corp.	4,560	101,692
Higashi Nihon House Co., Ltd.	17,000	142,710
Himaraya Co., Ltd.	800	8,055
Hioki EE Corp.	3,700	55,999
Hiramatsu, Inc. (c)	12,900	87,853
Hirano Tecseed Co., Ltd.	500	4,750
HIS Co., Ltd.	9,900	429,581
Hisaka Works, Ltd.	12,000	114,427
Hitachi Cable, Ltd.	104,000	166,309
Hitachi Koki Co., Ltd.	23,900	197,245
Hitachi Kokusai Electric, Inc. (c)	24,000	212,791
Hitachi Medical Corp. (c)	9,000	144,130
Hitachi Metals Techno, Ltd.	2,000	13,851
Hitachi Zosen Corp. (a)	323,500	542,041
Hochiki Corp.	4,000	19,676
Hodogaya Chemical Co., Ltd.	24,000	54,020
Hogy Medical Co., Ltd.	6,000	324,691
Hohsui Corp. (c)	31,000	43,665

Japan—(Continued)
Hokkaido Gas Co., Ltd. (c)	24,000	$64,331
Hokkan Holdings, Ltd.	26,000	82,104
Hokko Chemical Industry Co., Ltd.	8,000	25,734
Hokuetsu Industries Co., Ltd.	4,000	10,029
Hokuetsu Paper Mills, Ltd. (c)	57,000	273,485
Hokuriku Electric Industry Co., Ltd.	37,000	46,702
Hokuriku Electrical Construction Co., Ltd.	1,000	4,178
Hokuriku Gas Co., Ltd.	5,000	12,647
Hokuto Corp. (c)	9,900	187,893
Honeys Co., Ltd. (c)	9,040	117,710
Hoosiers Corp. (b)	135	148,574
Horiba, Ltd. (c)	17,000	537,403
Hosiden Corp. (c)	34,700	204,560
Hosokawa Micron Corp.	16,000	138,954
Howa Machinery, Ltd. (c)	56,000	69,991
Hurxley Corp.	800	6,681
I-Net Corp.	3,200	24,468
IBJ Leasing Co., Ltd. (c)	7,200	222,906
Ichibanya Co., Ltd.	3,500	155,664
Ichikoh Industries, Ltd.	26,000	39,202
Ichinen Holdings Co., Ltd.	8,600	58,768
Ichiyoshi Securities Co., Ltd. (c)	19,100	211,088
Icom, Inc.	4,400	112,025
IDEC Corp.	13,600	121,830
Ihara Chemical Industry Co., Ltd.	19,000	116,040
Iino Kaiun Kaisha, Ltd. (c)	45,000	339,558
Ikyu Corp.	50	54,817
Imasen Electric Industrial (c)	8,300	100,596
Imperial Hotel, Ltd.	650	24,780
Inaba Denki Sangyo Co., Ltd.	7,800	235,783
Inaba Seisakusho Co., Ltd.	6,900	91,562
Inabata & Co., Ltd.	26,900	200,445
Inageya Co., Ltd.	11,300	120,881
INES Corp.	18,100	137,802
Infocom Corp.	26	44,560
Information Services International-Dentsu, Ltd.	7,300	76,280
Innotech Corp.	7,800	34,409
Intage, Inc.	3,500	88,571
Internet Initiative Japan, Inc.	10,800	364,849
Inui Steamship Co., Ltd. (c)	13,300	61,149
Inui Warehouse Co., Ltd.	2,000	17,649
Iriso Electronics Co., Ltd. (c)	4,000	82,078
Ise Chemical Corp.	5,000	38,101
Iseki & Co., Ltd.	105,000	373,896
Ishihara Sangyo Kaisha, Ltd. (a) (c)	179,000	154,985
Ishizuka Glass Co., Ltd.	5,000	8,574
IT Holdings Corp. (c)	41,900	549,880
ITC Networks Corp.	8,300	71,120
ITFOR, Inc.	10,300	42,437
Ito En, Ltd. (c)	8,200	198,299
Itochu Enex Co., Ltd.	24,900	141,839
Itochu-Shokuhin Co., Ltd. (c)	2,600	106,026
Itoham Foods, Inc. (c)	62,000	309,140
Itoki Corp. (c)	22,700	157,011
Iwai Securities Co., Ltd.	8,600	87,163
Iwaki & Co., Ltd.	14,000	31,890
Iwasaki Electric Co., Ltd.	38,000	81,453

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
IWATANI Corp. (c)	80,000	$381,886
Iwatsu Electric Co., Ltd. (c)	43,000	45,493
Iwatsuka Confectionary Co., Ltd.	200	9,732
Izumiya Co., Ltd. (c)	38,000	200,257
Izutsuya Co., Ltd. (a) (c)	46,000	53,010
J-Oil Mills, Inc.	56,000	178,842
Jalux, Inc.	2,800	27,489
Jamco Corp.	1,100	9,773
Janome Sewing Machine Co., Ltd. (c)	83,000	70,121
Japan Airport Terminal Co., Ltd. (c)	19,500	263,545
Japan Aviation Electronics Industry, Ltd.	24,000	183,158
Japan Carlit Co., Ltd.	7,300	40,974
Japan Cash Machine Co., Ltd.	7,500	83,110
Japan Communications, Inc.	184	9,637
Japan Digital Laboratory Co., Ltd.	11,600	145,479
Japan Foundation Engineering Co., Ltd.	14,100	47,739
Japan Medical Dynamic Marketing, Inc.	3,000	8,112
Japan Oil Transportation Co., Ltd.	1,000	2,500
Japan Pulp & Paper Co., Ltd.	41,000	130,948
Japan Pure Chemical Co., Ltd.	17	41,107
Japan Radio Co., Ltd.	25,000	74,887
Japan Transcity Corp.	21,000	84,472
Japan Vilene Co., Ltd. (c)	13,000	68,654
Jastec Co., Ltd.	5,100	36,180
JBCC Holdings, Inc.	7,500	71,582
JCU Corp.	800	42,794
Jidosha Buhin Kogyo Co., Ltd.	5,000	26,835
Jimoto Holdings, Inc. (a)	49,500	126,727
JK Holdings Co., Ltd.	2,900	18,347
JMS Co., Ltd.	13,000	49,456
Joban Kosan Co., Ltd. (c)	13,000	27,439
Joshin Denki Co., Ltd.	19,000	180,853
Jowa Holdings Co., Ltd.	1,000	25,920
JP-Holdings, Inc. (c)	4,800	101,587
JSP Corp. (c)	10,700	159,019
Justsystems Corp. (a)	13,800	91,047
JVC KENWOOD Holdings, Inc. (c)	81,800	220,666
Kadokawa Group Holdings, Inc. (c)	7,800	208,566
Kaga Electronics Co., Ltd. (c)	11,800	100,544
Kaken Pharmaceutical Co., Ltd.	39,000	708,381
Kakiyasu Honten Co., Ltd.	1,800	23,439
Kameda Seika Co., Ltd.	6,500	175,947
Kamei Corp.	15,000	167,385
Kanaden Corp.	11,000	70,157
Kanagawa Chuo Kotsu Co., Ltd.	17,000	99,259
Kanamoto Co., Ltd.	15,000	325,773
Kandenko Co., Ltd.	48,000	221,432
Kanematsu Corp. (a)	218,000	292,835
Kanematsu Electronics, Ltd. (c)	7,500	93,328
Kanematsu-NNK Corp. (a)	18,000	35,277
Kansai Urban Banking Corp.	76,000	102,197
Kanto Denka Kogyo Co., Ltd. (c)	6,000	15,497
Kanto Natural Gas Development, Ltd.	16,000	115,704
Kappa Create Co., Ltd. (c)	3,350	67,800
Kasai Kogyo Co., Ltd.	12,000	56,301
Kasumi Co., Ltd.	22,300	138,963
Katakura Chikkarin Co., Ltd.	8,000	23,250

Japan—(Continued)
Katakura Industries Co., Ltd.	12,400	$152,694
Kato Sangyo Co., Ltd.	9,500	198,847
Kato Works Co., Ltd.	27,000	92,003
KAWADA TECHNOLOGIES, Inc. (c)	1,400	33,243
Kawai Musical Instruments Manufacturing Co., Ltd.	44,000	81,105
Kawasaki Kinkai Kisen Kaisha	7,000	22,940
Kawasaki Kisen Kaisha, Ltd. (c)	188,000	402,315
Kawasumi Laboratories, Inc.	6,700	45,801
Keihanshin Real Estate Co., Ltd.	9,700	72,399
Keihin Corp. (c)	19,400	268,099
Keiyo Co., Ltd. (c)	16,200	82,423
Kenedix, Inc. (c)	112	57,526
Kenko Mayonnaise Co., Ltd.	2,200	21,356
Kentucky Fried Chicken Japan, Ltd.	4,000	90,005
KEY Coffee, Inc. (c)	8,400	137,711
Kimoto Co., Ltd. (c)	8,900	75,178
Kimura Chemical Plants Co., Ltd.	7,500	28,491
King Jim Co., Ltd.	5,800	43,167
Kinki Sharyo Co., Ltd.	21,000	68,283
Kintetsu World Express, Inc. (c)	6,500	241,718
Kinugawa Rubber Industrial Co., Ltd. (c)	23,000	117,233
Kisoji Co., Ltd. (c)	10,800	219,430
Kissei Pharmaceutical Co., Ltd.	14,600	309,715
Kitagawa Iron Works Co., Ltd.	44,000	76,438
Kitamura Co., Ltd.	3,200	24,088
Kitano Construction Corp. (c)	22,000	50,325
Kito Corp. (c)	4,900	53,641
Kitz Corp.	49,300	257,349
Kiyo Holdings, Inc.	341,000	549,134
KNT-CT Holdings Co., Ltd. (c)	22,000	32,568
KOA Corp.	17,900	171,516
Koatsu Gas Kogyo Co., Ltd.	14,000	79,295
Kohnan Shoji Co., Ltd. (c)	16,800	216,246
Kohsoku Corp.	4,000	37,238
Koike Sanso Kogyo Co., Ltd.	7,000	17,131
Kojima Co., Ltd. (c)	12,000	44,362
Kokusai Co., Ltd.	1,100	7,755
Kokuyo Co., Ltd.	44,600	342,947
KomaiHaltec, Inc.	20,000	50,983
Komatsu Seiren Co., Ltd.	19,000	86,092
Komatsu Wall Industry Co., Ltd.	3,800	79,634
Komeri Co., Ltd. (c)	14,000	417,758
Komori Corp.	41,600	438,957
Konaka Co., Ltd. (c)	8,300	94,736
Kondotec, Inc.	9,300	60,119
Konishi Co., Ltd.	8,500	151,389
Kosaido Co., Ltd.	3,700	15,543
Kose Corp. (c)	14,200	330,378
Koshidaka Holdings Co., Ltd.	1,600	51,304
Kotobuki Spirits Co., Ltd.	1,800	24,334
Kourakuen Corp. (c)	3,000	39,489
Krosaki Harima Corp. (c)	24,000	57,139
KRS Corp.	3,700	37,775
KU Holdings Co., Ltd.	3,200	25,120
Kumagai Gumi Co., Ltd. (c)	90,000	96,049
Kumiai Chemical Industry Co., Ltd.	26,000	157,007

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kura Corp.	5,500	$101,689
Kurabo Industries, Ltd. (c)	125,000	234,367
KUREHA Corp. (c)	59,000	209,969
Kurimoto, Ltd.	63,000	206,881
Kuroda Electric Co., Ltd. (c)	16,000	191,333
Kusuri No Aoki Co., Ltd.	1,700	132,988
KYB Co., Ltd. (c)	69,000	343,410
Kyoden Co., Ltd.	3,200	4,495
Kyodo Printing Co., Ltd.	43,000	130,601
Kyodo Shiryo Co., Ltd.	30,000	37,733
Kyoei Steel, Ltd. (c)	9,200	164,824
Kyoei Tanker Co., Ltd.	9,000	24,624
Kyokuto Boeki Kaisha, Ltd. (c)	9,000	26,464
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	20,200	212,537
Kyokuto Securities Co., Ltd.	10,300	170,188
Kyokuyo Co., Ltd. (c)	29,000	66,660
Kyorin Co., Ltd. (c)	25,000	607,268
Kyoritsu Maintenance Co., Ltd. (c)	5,300	155,449
Kyoritsu Printing Co., Ltd.	6,800	17,507
Kyosan Electric Manufacturing Co., Ltd.	27,000	93,930
Kyoto Kimono Yuzen Co., Ltd.	6,200	69,232
Kyowa Electronics Instruments Co., Ltd.	8,000	25,272
Kyowa Exeo Corp. (c)	40,900	439,562
Kyowa Leather Cloth Co., Ltd.	3,300	11,102
Kyudenko Corp.	23,000	103,882
LAC Co., Ltd.	3,700	27,043
Land Business Co., Ltd. (c)	4,500	39,997
Lasertec Corp. (c)	4,300	82,419
LEC, Inc.	3,200	43,590
Life Corp.	15,500	225,711
Lintec Corp.	12,100	231,076
Lion Corp.	40,000	223,001
Look, Inc. (a)	17,000	70,515
Macnica, Inc.	5,700	116,185
Macromill, Inc. (c)	11,400	143,143
Maeda Corp. (c)	66,000	267,639
Maeda Road Construction Co., Ltd.	31,000	424,236
Maezawa Kasei Industries Co., Ltd.	6,800	71,558
Maezawa Kyuso Industries Co., Ltd.	4,700	62,438
Makino Milling Machine Co., Ltd. (c)	64,000	398,921
Mamiya-Op Co., Ltd. (a)	21,000	46,985
Mandom Corp.	7,500	266,698
Mani, Inc.	2,500	88,454
Mars Engineering Corp.	4,300	91,459
Marubun Corp.	7,200	33,736
Marudai Food Co., Ltd.	60,000	204,403
Maruei Department Store Co., Ltd.	19,000	23,136
Marufuji Sheet Piling Co., Ltd.	13,000	32,112
Maruha Nichiro Holdings, Inc.	177,000	339,463
Maruka Machinery Co., Ltd.	2,500	35,441
Marukyu Co., Ltd.	1,300	12,730
Marusan Securities Co., Ltd.	40,600	310,704
Maruwa Co., Ltd. (c)	4,400	122,903
Maruyama Manufacturing Co. Inc (c)	18,000	52,800
Maruzen CHI Holdings Co., Ltd. (a)	18,800	49,023
Maruzen Showa Unyu Co., Ltd.	31,000	114,352
Marvelous AQL, Inc.	118	76,183

Japan—(Continued)
Matsuda Sangyo Co., Ltd. (c)	7,400	$113,433
Matsui Construction Co., Ltd.	9,000	33,660
Matsumotokiyoshi Holdings Co., Ltd. (c)	14,000	401,077
Matsuya Co., Ltd. (c)	15,500	260,168
Matsuya Foods Co., Ltd. (c)	3,900	68,455
Max Co., Ltd.	18,000	223,160
Maxvalu Nishinhon Co., Ltd.	1,700	22,814
Maxvalu Tokai Co., Ltd.	5,000	69,393
MEC Co., Ltd.	7,000	39,587
Medical System Network Co., Ltd. (c)	4,800	24,936
Megane TOP Co., Ltd.	16,200	225,386
Megmilk Snow Brand Co., Ltd. (c)	20,200	320,221
Meidensha Corp. (c)	75,000	226,717
Meiji Shipping Co., Ltd.	8,500	44,887
Meiko Electronics Co., Ltd.	5,800	40,195
Meiko Network Japan Co., Ltd.	7,200	99,983
Meisei Electric Co., Ltd. (a) (c)	24,000	23,854
Meisei Industrial Co., Ltd.	18,000	76,165
Meitec Corp. (c)	14,000	354,212
Meito Sangyo Co., Ltd.	4,500	47,750
Meito Transportation Co., Ltd.	1,400	9,681
Meiwa Corp. (c)	8,600	38,273
Meiwa Estate Co., Ltd. (c)	8,300	52,512
Melco Holdings, Inc. (c)	6,100	106,785
Message Co., Ltd. (c)	47	126,180
Micronics Japan Co., Ltd. (a)	3,800	13,709
Mikuni Coca-Cola Bottling Co., Ltd. (c)	14,900	152,213
Milbon Co., Ltd.	5,000	176,525
Mimasu Semiconductor Industry Co., Ltd.	9,300	90,059
Minebea Co., Ltd. (c)	154,000	529,154
Ministop Co., Ltd. (c)	7,100	115,200
Miraial Co., Ltd.	1,700	30,385
Mirait Holdings Corp.	31,200	319,590
Miroku Jyoho Service Co., Ltd.	4,000	15,694
Misawa Homes Co., Ltd. (a)	15,900	249,273
Mitani Corp.	9,700	175,733
Mitani Sekisan Co., Ltd.	1,600	13,864
Mito Securities Co., Ltd. (c)	32,000	189,396
Mitsuba Corp. (c)	19,000	205,175
Mitsubishi Kakoki Kaisha, Ltd.	36,000	78,032
Mitsubishi Nichiyu Forklift	11,000	46,956
Mitsubishi Paper Mills, Ltd.	166,000	164,615
Mitsubishi Pencil Co., Ltd.	8,300	152,349
Mitsubishi Research Institute, Inc.	2,100	46,102
Mitsubishi Shokuhin Co., Ltd. (c)	3,500	112,514
Mitsubishi Steel Manufacturing Co., Ltd.	78,000	166,808
Mitsuboshi Belting Co., Ltd.	28,000	149,127
Mitsui Engineering & Shipbuilding Co., Ltd. (c)	378,000	687,240
Mitsui High-Tec, Inc.	15,700	118,599
Mitsui Home Co., Ltd.	14,000	74,341
Mitsui Knowledge Industry Co., Ltd.	338	58,027
Mitsui Matsushima Co., Ltd. (c)	69,000	135,075
Mitsui Mining & Smelting Co., Ltd.	261,000	605,306
Mitsui Sugar Co., Ltd.	54,000	170,637
Mitsui-Soko Co., Ltd. (c)	57,000	354,056
Mitsumi Electric Co., Ltd. (c)	55,100	306,080

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsumura Printing Co., Ltd.	5,000	$14,533
Mitsuuroko Co., Ltd.	18,700	101,910
Miura Co., Ltd.	12,700	328,562
Miyaji Engineering Group, Inc. (a) (c)	27,000	46,054
Miyoshi Oil & Fat Co., Ltd. (c)	40,000	68,232
Mizuno Corp.	42,000	190,748
Mochida Pharmaceutical Co., Ltd. (c)	33,000	426,564
Modec, Inc.	6,000	181,411
Monex Beans Holdings, Inc. (c)	915	371,099
Mori Seiki Co., Ltd. (c)	46,900	573,573
Morinaga & Co., Ltd.	76,000	167,414
Morinaga Milk Industry Co., Ltd. (c)	100,000	308,552
Morita Holdings Corp.	17,000	153,205
Morozoff, Ltd.	13,000	42,995
Mory Industries, Inc.	18,000	55,632
MOS Food Services, Inc. (c)	10,200	216,663
Moshi Moshi Hotline, Inc. (c)	20,900	297,911
Mr Max Corp.	10,500	38,014
Murakami Corp.	3,000	42,909
Musashi Seimitsu Industry Co., Ltd.	10,000	227,214
Mutoh Holdings Co., Ltd. (a) (c)	11,000	28,940
NAC Co., Ltd. (c)	4,200	68,313
Nachi-Fujikoshi Corp. (c)	77,000	331,656
Nafco Co., Ltd.	1,400	25,386
Nagaileben Co., Ltd.	7,200	109,885
Nagano Keiki Co., Ltd.	3,600	26,504
Nagatanien Co., Ltd.	12,000	113,748
Nagawa Co., Ltd.	3,300	59,062
Nakabayashi Co., Ltd.	24,000	51,912
Nakamuraya Co., Ltd. (c)	21,000	97,197
Nakanishi, Inc.	200	25,303
Nakano Corp.	4,000	10,359
Nakayama Steel Works, Ltd.	63,000	49,751
Nakayamafuku Co., Ltd.	1,400	10,306
Namura Shipbuilding Co., Ltd.	8,200	47,612
Natori Co., Ltd.	2,800	28,435
NEC Capital Solutions, Ltd.	5,500	135,210
NEC Fielding, Ltd. (c)	8,300	106,105
NEC Mobiling, Ltd. (c)	4,300	284,561
NEC Networks & System Integration Corp.	10,200	200,014
NET One Systems Co., Ltd. (c)	38,600	340,099
Neturen Co., Ltd.	16,800	124,182
New Japan Chemical Co., Ltd. (c)	15,400	43,146
Next Co., Ltd	2,600	26,434
Nice Holdings, Inc.	36,000	98,161
Nichia Steel Works, Ltd. (c)	13,000	38,912
Nichias Corp.	43,000	258,733
Nichiban Co., Ltd.	14,000	53,378
Nichicon Corp.	33,700	289,061
Nichiden Corp.	4,000	101,595
Nichiha Corp.	12,300	183,565
Nichii Gakkan Co. (c)	21,600	188,208
Nichimo Co., Ltd.	16,000	35,024
Nichirei Corp. (c)	102,000	610,822
Nichireki Co., Ltd. (c)	13,000	88,233
Nidec Copal Corp. (c)	6,500	44,616
Nidec Copal Electronics Corp.	8,300	39,955

Japan—(Continued)
Nidec-Tosok Corp.	6,300	$41,873
Nifco, Inc. (c)	21,400	488,599
NIFTY Corp.	36	58,951
Nihon Chouzai Co., Ltd.	1,150	28,302
Nihon Dempa Kogyo Co., Ltd. (c)	9,600	98,677
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,753
Nihon Kohden Corp.	16,800	593,045
Nihon M&A Center, Inc.	5,000	220,554
Nihon Nohyaku Co., Ltd.	26,000	177,005
Nihon Parkerizing Co., Ltd.	22,000	384,702
Nihon Plast Co., Ltd.	2,500	14,303
Nihon Shokuhin Kako Co., Ltd.	3,000	12,115
Nihon Tokushu Toryo Co., Ltd.	2,200	9,113
Nihon Trim Co., Ltd.	1,200	39,479
Nihon Unisys, Ltd. (c)	20,600	169,715
Nihon Yamamura Glass Co., Ltd.	54,000	105,350
Nikkato Corp.	300	1,383
Nikkiso Co., Ltd.	28,000	333,951
Nikko Co., Ltd. (c)	14,000	52,608
Nippo Corp. (c)	31,000	383,022
Nippon Beet Sugar Manufacturing Co., Ltd. (c)	71,000	139,870
Nippon Carbon Co., Ltd.	71,000	166,603
Nippon Ceramic Co., Ltd.	8,500	149,397
Nippon Chemi-Con Corp. (c)	79,000	213,007
Nippon Chemical Industrial Co., Ltd.	49,000	61,752
Nippon Chemiphar Co., Ltd.	14,000	93,330
Nippon Chutetsukan KK	2,000	5,420
Nippon Coke & Engineering Co.	126,500	168,155
Nippon Columbia Co., Ltd. (a)	81,000	34,546
Nippon Concrete Industries Co., Ltd.	14,000	45,973
Nippon Conveyor Co., Ltd. (c)	24,000	20,971
Nippon Denko Co., Ltd. (c)	51,000	168,994
Nippon Densetsu Kogyo Co., Ltd. (c)	21,000	222,242
Nippon Denwa Shisetsu Co., Ltd.	22,000	69,791
Nippon Felt Co., Ltd.	6,000	27,328
Nippon Filcon Co., Ltd.	5,200	21,021
Nippon Fine Chemical Co., Ltd.	5,800	39,518
Nippon Flour Mills Co., Ltd.	58,000	264,552
Nippon Formula Feed Manufacturing Co., Ltd.	32,000	41,705
Nippon Gas Co., Ltd.	13,200	160,613
Nippon Hume Corp.	11,000	69,391
Nippon Jogesuido Sekkei Co., Ltd. (c)	2,800	36,203
Nippon Kanzai Co., Ltd.	2,600	41,336
Nippon Kasei Chemical Co., Ltd.	18,000	26,684
Nippon Kinzoku Co., Ltd.	29,000	38,457
Nippon Kodoshi Corp.	700	5,819
Nippon Koei Co., Ltd.	42,000	171,275
Nippon Konpo Unyu Soko Co., Ltd.	28,400	451,954
Nippon Koshuha Steel Co., Ltd.	47,000	46,171
Nippon Light Metal Holdings Co., Ltd. (c)	254,000	290,461
Nippon Paper Group, Inc. (b) (c)	20,100	313,025
Nippon Parking Development Co., Ltd.	803	67,883
Nippon Pillar Packing Co., Ltd.	13,000	107,980
Nippon Piston Ring Co., Ltd.	43,000	81,671
Nippon Rietec Co., Ltd.	5,000	29,956

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Seiki Co., Ltd.	21,000	$287,039
Nippon Seiro Co., Ltd.	2,000	5,276
Nippon Seisen Co., Ltd.	10,000	39,000
Nippon Sharyo, Ltd. (c)	32,000	144,599
Nippon Sheet Glass Co., Ltd.	463,000	514,537
Nippon Shinyaku Co., Ltd.	27,000	385,367
Nippon Signal Co., Ltd. (c)	29,200	229,391
Nippon Soda Co., Ltd.	66,000	311,556
Nippon Steel Trading Co., Ltd.	30,000	96,244
Nippon Suisan Kaisha, Ltd.	103,700	201,199
Nippon Thompson Co., Ltd. (c)	45,000	230,886
Nippon Tungsten Co., Ltd.	9,000	14,482
Nippon Valqua Industries, Ltd.	40,000	103,514
Nippon Yakin Kogyo Co., Ltd. (c)	89,000	117,897
Nipro Corp. (c)	55,400	497,337
Nishimatsu Construction Co., Ltd. (c)	170,000	288,950
Nishimatsuya Chain Co., Ltd.	26,500	215,014
Nishio Rent All Co., Ltd.	4,100	74,947
Nishkawa Rubber Co., Ltd.	100	1,709
Nissan Shatai Co., Ltd. (c)	15,000	183,621
Nissan Tokyo Sales Holdings Co., Ltd. (a)	11,000	38,437
Nissei Corp. (c)	3,700	32,501
Nissei Plastic Industrial Co., Ltd.	5,600	44,132
Nissen Holdings Co., Ltd.	17,900	70,540
Nissha Printing Co., Ltd. (c)	8,000	147,575
Nisshin Fudosan Co. (c)	8,400	65,097
Nisshin Steel Holdings Co., Ltd. (a)	20,696	163,892
Nisshinbo Holdings, Inc. (c)	61,000	425,481
Nissin Corp.	40,000	115,084
Nissin Electric Co., Ltd. (c)	25,000	118,635
Nissin Kogyo Co., Ltd. (c)	16,400	273,514
Nissin Sugar Holdings Co., Ltd. (a)	1,800	44,251
Nissui Pharmaceutical Co., Ltd.	4,900	54,890
Nitta Corp.	11,500	219,592
Nittan Valve Co., Ltd.	6,300	22,862
Nittetsu Mining Co., Ltd.	33,000	169,244
Nitto Boseki Co., Ltd. (c)	88,000	336,786
Nitto Fuji Flour Milling Co., Ltd.	4,000	13,612
Nitto Kogyo Corp.	15,100	224,177
Nitto Kohki Co., Ltd.	5,300	101,811
Nitto Seiko Co., Ltd.	12,000	41,200
Nittoc Construction Co., Ltd.	10,550	39,488
Nittoku Engineering Co., Ltd. (c)	7,300	76,816
Noevir Holdings Co., Ltd. (a)	9,900	169,036
NOF Corp. (c)	75,000	370,894
Nohmi Bosai, Ltd.	13,000	103,266
Nomura Co., Ltd.	21,000	116,088
Noritake Co., Ltd.	67,000	165,852
Noritsu Koki Co., Ltd.	8,000	37,373
Noritz Corp. (c)	10,500	208,772
North Pacific Bank, Ltd. (a) (c)	102,600	346,738
NS Solutions Corp.	9,000	173,474
NS United Kaiun Kaisha, Ltd.	60,000	105,340
NSD Co., Ltd. (c)	20,900	236,892
NTN Corp.	245,000	658,377
Nuflare Technology, Inc.	11	65,746
Obara Corp. (c)	6,400	122,324

Japan—(Continued)
Obayashi Road Corp.	16,000	$64,271
OBIC Business Consultants, Ltd.	2,100	117,788
Odelic Co., Ltd.	1,300	47,512
Oenon Holdings, Inc.	34,000	89,125
Ohara, Inc.	4,700	32,388
Ohsho Food Service Corp.	600	18,586
Oiles Corp. (c)	14,000	266,037
Okabe Co., Ltd.	25,700	240,096
Okamoto Industries, Inc.	36,000	122,974
Okamoto Machine Tool Works, Ltd.	18,000	24,264
Okamura Corp.	30,000	215,972
Okasan Securities Group, Inc. (c)	66,000	639,453
Okaya Electric Indstries Co., Ltd.	5,000	18,480
OKI Electric Cable Co., Ltd.	6,000	8,889
Okinawa Cellular Telephone Co.	1,700	40,669
OKK Corp.	41,000	67,018
Okuma Holdings, Inc. (c)	60,000	445,206
Okumura Corp. (c)	85,000	342,604
Okura Industrial Co., Ltd.	26,000	125,619
Okuwa Co., Ltd.	9,000	102,185
Olympic Corp.	7,800	57,738
ONO Sokki Co., Ltd.	11,000	52,602
Onoken Co., Ltd.	7,100	66,593
Onward Holdings Co., Ltd. (c)	62,000	557,150
OPT, Inc.	4,200	40,613
Optex Co., Ltd.	5,100	66,640
Organo Corp.	19,000	106,190
Origin Electric Co., Ltd.	16,000	63,731
Osaka Organic Chemical Industry, Ltd.	7,300	33,410
Osaka Steel Co., Ltd. (c)	8,300	143,203
OSAKA Titanium Technologies Co. (c)	6,900	140,493
Osaki Electric Co., Ltd.	15,000	78,901
OSG Corp. (c)	32,800	453,223
Otsuka Kagu, Ltd.	5,400	54,915
OUG Holdings, Inc.	7,000	11,926
Oyo Corp. (c)	11,800	200,217
Pacific Industrial Co., Ltd.	24,000	144,363
Pacific Metals Co., Ltd. (c)	73,000	377,442
Pal Co, Ltd.	5,300	148,643
Paltac Corp.	15,350	197,249
PanaHome Corp.	35,000	250,660
Panasonic Electric Works Information Systems Co., Ltd.	1,700	40,303
Panasonic Electric Works SUNX Co., Ltd.	8,300	37,599
Parco Co., Ltd. (c)	6,800	71,681
Paris Miki, Inc.	15,100	81,988
Pasco Corp. (a)	11,000	41,803
Pasona Group, Inc.	94	47,715
Penta-Ocean Construction Co., Ltd. (c)	106,500	274,145
PIA Corp. (a)	2,300	40,245
Pigeon Corp. (c)	8,000	561,986
Pilot Corp.	68	181,113
Piolax, Inc.	5,900	161,020
Pioneer Corp. (c)	126,200	230,737
Plenus Co., Ltd.	8,900	143,942
Point, Inc. (c)	7,080	350,210
Press Kogyo Co., Ltd. (c)	54,000	279,896

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Pressance Corp. (c)	3,100	$107,798
Prestige International, Inc.	2,100	22,298
Prima Meat Packers, Ltd. (c)	72,000	174,996
Pronexus, Inc.	12,300	91,015
Proto Corp. (c)	3,800	57,797
Raito Kogyo Co., Ltd.	27,100	130,697
Rasa Industries, Ltd.	46,000	64,771
Relo Holdings, Inc.	5,400	235,086
Renaissance, Inc.	3,600	28,612
Renesas Electronics Corp. (a) (c)	3,500	9,262
Rengo Co., Ltd. (c)	105,000	537,044
Renown, Inc. (a)	20,800	30,177
Resort Solution Co., Ltd.	4,000	10,035
Resort Trust, Inc. (c)	14,900	423,862
Rheon Automatic Machinery Co., Ltd.	5,000	11,245
Rhythm Watch Co., Ltd. (c)	56,000	98,434
Ricoh Leasing Co., Ltd. (c)	8,300	231,133
Right On Co., Ltd.	7,900	60,114
Riken Corp.	48,000	202,053
Riken Keiki Co., Ltd.	7,400	52,105
Riken Technos Corp.	19,000	52,316
Riken Vitamin Co., Ltd.	3,700	91,293
Ringer Hut Co., Ltd. (c)	6,000	75,755
Riso Kagaku Corp.	10,179	203,630
Riso Kyoiku Co., Ltd.	1,159	114,999
Rock Field Co., Ltd. (c)	5,500	116,415
Rohto Pharmaceutical Co., Ltd.	37,000	513,959
Rokko Butter Co., Ltd.	3,000	20,736
Roland Corp.	8,300	71,507
Roland DG Corp. (c)	5,600	81,689
Round One Corp. (c)	43,800	323,785
Royal Holdings Co., Ltd.	14,900	217,374
Ryobi, Ltd.	82,000	204,002
Ryoden Trading Co., Ltd.	18,000	117,620
Ryosan Co., Ltd. (c)	16,800	327,362
Ryoyo Electro Corp.	8,600	78,432
S&B Foods, Inc.	2,000	15,281
S. Foods, Inc.	6,000	57,757
Sagami Chain Co., Ltd.	8,000	65,818
Saibu Gas Co., Ltd.	150,000	351,135
Saizeriya Co., Ltd.	14,700	203,637
Sakai Chemical Industry Co., Ltd.	56,000	178,545
Sakai Heavy Industries, Ltd. (c)	21,000	65,754
Sakai Moving Service Co., Ltd.	900	21,332
Sakai Ovex Co., Ltd.	32,000	51,280
Sakata INX Corp.	20,000	129,301
Sakata Seed Corp. (c)	14,200	187,408
Sala Corp.	11,500	62,941
San Holdings, Inc.	1,600	24,309
San-A Co., Ltd.	3,700	169,143
San-Ai Oil Co., Ltd.	34,000	171,350
San-In Godo Bank, Ltd. (c)	81,000	699,899
Sanden Corp. (c)	37,000	153,320
Sanei Architecture Planning Co., Ltd.	1,700	19,035
Sangetsu Co., Ltd. (c)	14,300	383,013
Sanken Electric Co., Ltd. (c)	61,000	246,594
Sanki Engineering Co., Ltd.	31,000	167,250

Japan—(Continued)
Sanko Marketing Foods Co., Ltd.	22	$24,187
Sanko Metal Industries Co., Ltd.	10,000	24,245
Sankyo Seiko Co., Ltd.	22,100	78,565
Sankyo Tateyama, Inc. (a)	14,200	294,550
Sankyu, Inc. (c)	118,000	534,687
Sanoh Industrial Co., Ltd.	13,000	89,966
Sanshin Electronics Co., Ltd.	15,700	105,842
Sansui Electric Co., Ltd. (a) (b)	316,000	0
Sanwa Holdings Corp. (c)	102,000	529,251
Sanyo Chemical Industries, Ltd.	32,000	176,010
Sanyo Denki Co., Ltd. (c)	23,000	167,168
Sanyo Electric Railway Co., Ltd.	2,000	7,781
Sanyo Housing Nagoya Co., Ltd.	4,000	59,457
Sanyo Industries, Ltd.	13,000	25,642
Sanyo Shokai, Ltd.	58,000	184,056
Sanyo Special Steel Co., Ltd. (c)	67,000	239,020
Sapporo Holdings, Ltd.	148,000	630,309
Sasebo Heavy Industries Co., Ltd.	67,000	84,196
Sata Construction Co., Ltd. (a)	42,000	34,468
Sato Corp. (c)	11,900	215,115
Sato Shoji Corp.	5,600	35,335
Satori Electric Co., Ltd.	6,500	35,305
Sawada Holdings Co., Ltd. (a)	10,300	102,999
Sawai Pharmaceutical Co., Ltd. (c)	3,400	404,056
Saxa Holdings, Inc.	27,000	51,523
Scroll Corp.	15,700	48,434
SEC Carbon, Ltd.	2,000	8,545
Secom Joshinetsu Co., Ltd.	900	22,969
Seibu Electric Industry Co., Ltd.	5,000	22,812
Seika Corp.	29,000	77,670
Seikagaku Corp.	13,400	145,239
Seikitokyu Kogyo Co., Ltd. (a)	34,000	30,133
Seiko Epson Corp. (c)	10,000	97,489
Seiko Holdings Corp.	17,000	80,855
Seino Holdings Corp.	74,000	644,419
Seiren Co., Ltd.	27,800	179,127
Sekisui Jushi Corp. (c)	16,000	210,062
Sekisui Plastics Co., Ltd.	24,000	64,056
Senko Co., Ltd. (c)	52,000	271,564
Senshu Electric Co., Ltd.	3,200	45,632
Senshu Ikeda Holdings, Inc. (a) (c)	83,400	474,117
Senshukai Co., Ltd.	18,700	153,071
Septeni Holdings Co., Ltd.	24	28,391
Seria Co., Ltd. (c)	4,700	117,162
Shibaura Electronics Co., Ltd.	2,600	34,406
Shibaura Mechatronics Corp. (c)	18,000	38,058
Shibuya Kogyo Co., Ltd.	10,900	101,848
Shidax Corp.	8,800	47,198
Shikibo, Ltd.	72,000	92,148
Shikoku Chemicals Corp.	18,000	117,323
Shima Seiki Manufacturing, Ltd. (c)	16,300	369,090
Shimachu Co., Ltd.	23,200	558,436
Shimojima Co., Ltd.	5,500	59,206
Shin Nippon Air Technologies Co., Ltd.	6,000	36,283
Shin-Etsu Polymer Co., Ltd.	23,900	93,435
Shin-Keisei Electric Railway Co., Ltd.	20,000	84,866
Shinagawa Refractories Co., Ltd.	27,000	59,293

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shindengen Electric Manufacturing Co., Ltd.	45,000	$181,632
Shinkawa, Ltd.	5,300	26,859
Shinko Electric Industries Co., Ltd. (c)	36,000	300,665
Shinko Plantech Co., Ltd.	22,200	179,456
Shinko Shoji Co., Ltd.	11,600	111,278
Shinko Wire Co., Ltd.	12,000	18,575
Shinmaywa Industries, Ltd. (c)	54,000	427,737
Shinnihon Corp.	19,000	51,046
Shinsho Corp.	24,000	47,623
Shinwa Co., Ltd.	3,200	36,852
Ship Healthcare Holdings, Inc. (c)	13,900	492,133
Shiroki Corp.	25,000	61,570
Shizuki Electric Co., Inc.	8,000	29,144
Shizuoka Gas Co., Ltd.	27,500	189,966
SHO-BOND Holdings Co., Ltd. (c)	3,800	138,652
Shobunsha Publications, Inc.	5,000	31,068
Shochiku Co., Ltd. (c)	37,000	379,376
Shoei Foods Corp.	3,600	29,915
Shofu, Inc.	2,100	21,192
Shoko Co., Ltd.	33,000	50,361
Showa Aircraft Industry Co., Ltd. (c)	9,000	100,235
Showa Corp. (c)	29,300	315,427
Showa Sangyo Co., Ltd.	39,000	134,629
Siix Corp. (c)	8,000	124,331
Simplex Technology, Inc.	170	60,995
Sinanen Co., Ltd. (c)	27,000	115,870
Sinfonia Technology Co., Ltd.	51,000	90,058
Sinko Industries, Ltd.	5,000	48,262
Sintokogio, Ltd. (c)	25,900	234,105
SKY Perfect JSAT Holdings, Inc. (c)	870	412,014
SMK Corp.	35,000	99,558
SNT Corp.	7,700	34,153
Soda Nikka Co., Ltd.	3,000	13,177
Sodick Co., Ltd.	26,200	162,606
Soft99 Corp. (c)	3,700	24,958
Software Service, Inc.	700	28,472
Sogo Medical Co., Ltd.	2,400	84,960
Sohgo Security Services Co., Ltd. (c)	28,500	417,945
Soshin Electric Co., Ltd.	1,500	5,307
Sotetsu Holdings, Inc.	4,000	14,941
Sotoh Co., Ltd.	3,600	34,757
Space Co., Ltd.	4,500	40,647
SPK Corp.	2,100	39,481
Square Enix Holdings Co., Ltd.	4,000	42,872
SRA Holdings	4,300	49,542
ST Corp.	5,600	60,471
St. Marc Holdings Co., Ltd.	4,100	196,255
Star Micronics Co., Ltd. (c)	19,800	196,019
Starbucks Coffee Japan, Ltd. (c)	32	27,931
Start Today Co., Ltd. (c)	21,500	273,590
Starts Corp., Inc.	1,500	15,176
Starzen Co., Ltd.	34,000	97,000
Stella Chemifa Corp.	4,900	93,932
Step Co., Ltd.	1,900	15,264
Studio Alice Co., Ltd.	4,900	71,357
Subaru Enterprise Co., Ltd.	1,000	3,701
Sugimoto & Co., Ltd.	3,800	33,061

Japan—(Continued)
Sumida Corp.	6,300	$34,959
Sumikin Bussan Corp.	58,000	198,450
Suminoe Textile Co., Ltd.	31,000	76,994
Sumitomo Bakelite Co., Ltd. (c)	94,000	395,374
Sumitomo Densetsu Co., Ltd.	10,500	144,300
Sumitomo Forestry Co., Ltd. (c)	60,800	674,756
Sumitomo Light Metal Industries, Ltd.	225,000	230,415
Sumitomo Mitsui Construction Co., Ltd. (a) (c)	119,000	98,212
Sumitomo Osaka Cement Co., Ltd. (c)	180,000	527,580
Sumitomo Pipe & Tube Co., Ltd. (c)	9,500	76,216
Sumitomo Precision Products Co., Ltd.	17,000	75,904
Sumitomo Real Estate Sales Co., Ltd.	4,030	241,973
Sumitomo Seika Chemicals Co., Ltd. (c)	25,000	99,550
Sun-Wa Technos Corp.	3,900	34,256
Suncall Corp.	4,000	20,265
SWCC Showa Holdings Co., Ltd. (c)	149,000	148,055
SxL Corp. (a) (c)	49,000	85,412
Systena Corp. (c)	11,300	104,642
T Hasegawa Co., Ltd. (c)	10,600	157,238
T RAD Co., Ltd.	34,000	91,812
T&K Toka Co., Ltd.	1,100	23,721
Tachi-S Co., Ltd.	8,600	152,828
Tachibana Eletech Co., Ltd.	5,900	61,034
Tact Home Co., Ltd.	48	76,079
Tadano, Ltd. (c)	57,000	646,837
Taihei Dengyo Kaisha, Ltd. (c)	20,000	128,611
Taihei Kogyo Co., Ltd. (c)	29,000	104,999
Taiheiyo Kouhatsu, Inc. (c)	35,000	44,773
Taiho Kogyo Co., Ltd.	9,800	127,897
Taikisha, Ltd. (c)	14,100	316,560
Taiko Pharmaceutical Co., Ltd.	4,300	40,615
Taisei Lamick Co., Ltd. (c)	2,700	69,485
Taiyo Ink Manufacturing Co., Ltd.	7,500	217,330
Taiyo Yuden Co., Ltd. (c)	12,700	161,734
Takachiho Koheki Co., Ltd.	400	3,919
Takagi Securities Co., Ltd. (c)	16,000	57,885
Takamatsu Construction Group Co., Ltd. (c)	8,100	123,372
Takano Co., Ltd.	6,000	28,531
Takaoka Toko Holdings Co., Ltd. (a)	5,365	84,628
Takara Leben Co., Ltd.	11,900	187,853
Takara Printing Co., Ltd.	3,100	25,036
Takara Standard Co., Ltd.	41,000	322,128
Takasago International Corp.	43,000	238,886
Takasago Thermal Engineering Co., Ltd. (c)	26,500	219,939
Takashima & Co., Ltd. (c)	25,000	75,812
Take And Give Needs Co., Ltd. (c)	454	65,841
Takeei Corp. (c)	1,500	51,394
Takeuchi Manufacturing Co., Ltd.	5,100	93,013
Takihyo Co., Ltd.	13,000	59,885
Takiron Co., Ltd. (c)	27,000	101,885
Takisawa Machine Tool Co., Ltd.	29,000	51,068
Takuma Co., Ltd.	38,000	231,324
Tamron Co., Ltd. (c)	7,700	165,586
Tamura Corp. (c)	41,000	86,120
Tanseisha Co., Ltd.	8,000	31,259
Tatsuta Electric Wire and Cable Co., Ltd. (c)	22,000	132,528
Tayca Corp.	17,000	53,085

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
TBK Co., Ltd.	11,000	$61,577
TECHNO ASSOCIE Co., Ltd.	300	2,308
Techno Medica Co., Ltd. (c)	8	46,823
Techno Ryowa, Ltd. (c)	4,800	21,282
Tecmo Koei Holdings Co., Ltd. (c)	12,200	120,118
Teikoku Electric Manufacturing Co., Ltd.	4,700	94,563
Teikoku Piston Ring Co., Ltd.	10,500	162,813
Teikoku Sen-I Co., Ltd.	11,000	102,928
Teikoku Tsushin Kogyo Co., Ltd.	24,000	50,125
Tekken Corp.	72,000	89,818
Temp Holdings Co., Ltd.	7,400	127,043
Ten Allied Co., Ltd.	2,600	8,101
Tenma Corp.	6,200	74,226
Teraoka Seisakusho Co., Ltd.	200	819
The 77 Bank, Ltd.	29,000	156,711
The Aichi Bank, Ltd.	4,200	249,780
The Akita Bank, Ltd.	100,000	282,541
The Aomori Bank, Ltd.	96,000	298,872
The Awa Bank, Ltd. (c)	100,000	625,923
The Bank of Iwate, Ltd.	8,000	328,620
The Bank of Kochi, Ltd.	16,000	20,294
The Bank of Nagoya, Ltd.	82,000	378,150
The Bank of Okinawa, Ltd. (c)	9,100	389,585
The Bank of Saga, Ltd.	82,000	212,948
The Chiba Kogyo Bank, Ltd. (a)	21,400	211,045
The Chukyo Bank, Ltd.	64,000	141,341
The Daiei, Inc. (a) (c)	64,700	236,446
The Daisan Bank, Ltd.	95,000	185,265
The Daishi Bank, Ltd. (c)	172,000	709,059
The Daito Bank, Ltd.	88,000	88,191
The Ehime Bank, Ltd.	75,000	197,593
The Eighteenth Bank, Ltd.	92,000	254,077
The Fukui Bank, Ltd.	126,000	284,850
The Fukushima Bank, Ltd. (c)	128,000	113,634
The Higashi-Nippon Bank, Ltd.	77,000	206,684
The Higo Bank, Ltd.	82,000	531,398
The Hokkoku Bank, Ltd. (c)	138,000	584,671
The Hokuetsu Bank, Ltd.	127,000	312,451
The Hyakugo Bank, Ltd.	120,000	606,196
The Hyakujushi Bank, Ltd.	121,000	508,338
The Japan Wool Textile Co., Ltd.	27,000	209,229
The Juroku Bank, Ltd. (c)	164,000	691,642
The Kagoshima Bank, Ltd. (c)	77,000	545,414
The Keihin Co., Ltd. (c)	31,000	66,934
The Keiyo Bank, Ltd. (c)	125,000	717,895
The Kita-Nippon Bank, Ltd.	4,500	119,317
The Maruetsu, Inc. (a) (c)	20,000	74,468
The Michinoku Bank, Ltd.	75,000	188,144
The Mie Bank, Ltd.	54,000	130,807
The Minato Bank, Ltd.	86,000	158,775
The Miyazaki Bank, Ltd.	90,000	266,419
The Monogatari Corp.	1,600	52,849
The Musashino Bank, Ltd.	15,900	628,568
The Nagano Bank, Ltd.	49,000	96,088
The Nanto Bank, Ltd.	112,000	537,052
The Nippon Road Co., Ltd.	43,000	187,891

Japan—(Continued)
The Nippon Synthetic Chemical Industry Co., Ltd. (c)	33,000	$280,929
The Nisshin Oillio Group, Ltd. (c)	60,000	220,357
The Ogaki Kyoritsu Bank, Ltd.	159,000	590,866
The Oita Bank, Ltd.	101,000	386,341
The Okinawa Electric Power Co., Inc.	7,800	269,450
The Pack Corp.	7,500	148,727
The Shibusawa Warehouse Co., Ltd. (c)	23,000	142,520
The Shiga Bank, Ltd. (c)	96,000	661,689
The Shikoku Bank, Ltd.	99,000	314,999
The Shimane Bank, Ltd.	1,500	21,512
The Shimizu Bank, Ltd.	5,000	150,105
The Sumitomo Warehouse Co., Ltd. (c)	65,000	450,912
The Taiko Bank, Ltd. (c)	37,000	101,348
The Tochigi Bank, Ltd.	67,000	271,390
The Toho Bank, Ltd. (c)	98,000	317,079
The Tohoku Bank, Ltd.	55,000	96,162
The Tokyo Tomin Bank, Ltd. (c)	18,100	221,013
The Torigoe Co., Ltd.	9,200	62,981
The Tottori Bank, Ltd.	31,000	66,573
The Towa Bank, Ltd.	154,000	189,344
The Yachiyo Bank, Ltd.	8,500	291,843
The Yamagata Bank, Ltd.	73,000	351,614
The Yamanashi Chuo Bank, Ltd.	76,000	347,439
The Yasuda Warehouse Co., Ltd. (c)	6,600	79,962
Tigers Polymer Corp.	2,200	9,526
TKC	7,400	137,322
TOA Corp. (c)	106,000	150,394
Toa Corp. (Hyogo)	13,000	103,422
TOA Oil Co., Ltd.	32,000	38,831
TOA Road Corp.	23,000	85,844
Toabo Corp.	56,000	40,554
Toagosei Co., Ltd.	100,000	438,085
Tobishima Corp. (a) (c)	69,900	78,232
Tobu Store Co., Ltd.	11,000	31,155
TOC Co., Ltd. (c)	29,400	230,919
Tocalo Co., Ltd.	7,000	102,900
Toda Corp. (c)	115,000	275,258
Toda Kogyo Corp. (c)	17,000	58,537
Toei Animation Co., Ltd.	1,900	46,291
Toei Co., Ltd. (c)	35,000	252,148
Toenec Corp.	20,000	97,300
Toho Co., Ltd. (c)	20,000	69,758
Toho Holdings Co., Ltd. (c)	25,000	575,320
Toho Zinc Co., Ltd. (c)	81,000	329,373
Tohokushinsha Film Corp.	3,400	27,868
Tohto Suisan Co., Ltd.	22,000	33,283
Tokai Carbon Co., Ltd.	104,000	358,837
Tokai Corp.	4,100	126,618
TOKAI Holdings Corp. (a)	43,600	153,247
Tokai Lease Co., Ltd.	16,000	34,056
Tokai Rika Co., Ltd. (c)	26,200	488,867
Tokai Rubber Industries, Inc. (c)	18,800	216,676
Tokai Tokyo Securities Co., Ltd. (c)	105,000	775,972
Token Corp.	4,160	281,693
Tokushu Tokai Holdings Co., Ltd.	56,000	131,241
Tokuyama Corp. (c)	171,000	482,189

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Derica Co., Ltd.	3,900	$51,341
Tokyo Dome Corp.	94,000	536,942
Tokyo Electron Device, Ltd.	24	38,951
Tokyo Energy & Systems, Inc.	12,000	61,302
Tokyo Keiki, Inc.	32,000	62,621
Tokyo Ohka Kogyo Co., Ltd. (c)	21,000	447,246
Tokyo Rakutenchi Co., Ltd.	17,000	81,784
Tokyo Rope Manufacturing Co., Ltd. (c)	71,000	87,353
Tokyo Sangyo Co., Ltd.	8,000	25,984
Tokyo Seimitsu Co.	17,500	365,657
Tokyo Steel Manufacturing Co., Ltd. (c)	72,200	306,479
Tokyo Tekko Co., Ltd. (c)	25,000	97,338
Tokyo Theatres Co., Inc. (c)	48,000	102,949
Tokyu Community Corp.	2,400	107,064
Tokyu Construction Co., Ltd. (c)	40,880	94,315
Tokyu Livable, Inc. (c)	10,900	230,624
Toli Corp.	30,000	70,094
Tomato Bank, Ltd.	50,000	93,703
Tomen Devices Corp.	1,300	25,852
Tomen Electronics Corp.	6,500	79,449
Tomoe Corp.	13,200	49,162
Tomoe Engineering Co., Ltd.	3,600	75,145
Tomoegawa Co., Ltd.	12,000	23,511
Tomoku Co., Ltd.	37,000	121,620
TOMONY Holdings, Inc. (a)	72,000	312,490
Tomy Co., Ltd. (c)	29,000	147,045
TONAMI HOLDINGS Co., Ltd.	32,000	74,282
Toppan Forms Co., Ltd.	22,200	215,505
Topre Corp.	22,300	230,906
Topy Industries, Ltd.	119,000	277,005
Toridoll.corp. (c)	9,000	92,269
Torii Pharmaceutical Co., Ltd.	5,600	140,092
Torishima Pump Manufacturing Co., Ltd.	10,700	87,002
Tosei Corp. (c)	178	200,884
Toshiba Machine Co., Ltd.	51,000	251,529
Toshiba Plant Systems & Services Corp. (c)	19,000	233,216
Toshiba TEC Corp. (c)	69,000	409,023
Tosho Printing Co., Ltd. (c)	15,000	32,029
Tosoh Corp. (c)	33,000	94,613
Totetsu Kogyo Co., Ltd. (c)	16,000	263,944
Touei Housing Corp.	9,755	165,582
Toukei Computer Co., Ltd.	2,200	31,242
Towa Corp.	11,100	65,172
Towa Pharmaceutical Co., Ltd. (c)	4,300	227,549
Toyo Construction Co., Ltd. (a) (c)	6,099	18,792
Toyo Corp. (c)	15,000	219,247
Toyo Electric Manufacturing Co., Ltd. (c)	20,000	70,153
Toyo Engineering Corp. (c)	52,000	227,255
Toyo Ink Manufacturing Co., Ltd.	97,000	462,092
Toyo Kohan Co., Ltd.	30,000	95,919
Toyo Securities Co., Ltd. (c)	43,000	189,465
Toyo Sugar Refining Co., Ltd.	9,000	10,074
Toyo Tanso Co., Ltd. (c)	6,500	159,676
Toyo Tire & Rubber Co., Ltd.	88,000	394,822
Toyo Wharf & Warehouse Co., Ltd. (c)	30,000	65,939
Toyobo Co., Ltd. (c)	400,000	683,937
Trancom Co., Ltd.	3,200	91,735

Japan—(Continued)
Trans Cosmos, Inc.	11,600	$172,868
Trusco Nakayama Corp.	9,700	193,525
TS Tech Co., Ltd. (c)	21,400	609,557
TSI Holdings Co., Ltd. (a) (c)	43,905	254,619
Tsubakimoto Chain Co	69,000	355,326
Tsubakimoto Kogyo Co., Ltd.	4,000	11,191
Tsudakoma Corp.	23,000	43,703
Tsugami Corp. (c)	30,000	172,723
Tsukamoto Corp. Co., Ltd.	13,000	24,381
Tsukishima Kikai Co., Ltd.	11,000	103,002
Tsukuba Bank, Ltd.	47,200	257,821
Tsukui Corp.	12,200	173,868
Tsurumi Manufacturing Co., Ltd.	10,000	86,895
Tsutsumi Jewelry Co., Ltd.	3,800	105,670
TTK Co., Ltd.	4,000	18,458
TV Asahi Corp.	10,000	192,282
TV Tokyo Holdings Corp.	3,700	43,369
TYK Corp.	6,000	12,669
U-Shin, Ltd.	16,000	110,924
Ube Material Industries, Ltd. (c)	17,000	41,819
Uchida Yoko Co., Ltd.	32,000	94,855
Ueki Corp.	11,000	23,910
UKC Holdings Corp.	5,800	133,231
ULVAC, Inc. (c)	24,100	200,689
Umenohana Co., Ltd. (c)	2,100	42,623
Uniden Corp. (c)	25,000	61,313
Union Tool Co.	7,000	143,716
Unipres Corp.	16,100	361,678
United Arrows, Ltd.	9,300	318,011
Unitika, Ltd.	304,000	168,812
Uoriki Co., Ltd.	2,100	25,159
Usen Corp. (a) (c)	49,340	81,426
Ushio, Inc.	30,400	310,817
UT Holdings Co., Ltd. (c)	54	37,438
UTOC Corp.	5,100	17,496
Valor Co., Ltd.	13,100	250,654
Village Vanguard Co., Ltd.	23	39,185
Vital KSK Holdings, Inc.	18,300	177,484
VT Holdings Co., Ltd. (c)	11,900	128,827
Wacom Co., Ltd.	11	42,604
Wakachiku Construction Co., Ltd. (a) (c)	59,000	64,906
Wakamoto Pharmaceutical Co., Ltd.	9,000	27,125
Wakita & Co., Ltd.	14,000	149,188
Warabeya Nichiyo Co., Ltd.	7,500	121,207
Watabe Wedding Corp.	2,600	20,886
WATAMI Co., Ltd. (c)	9,800	182,492
Weathernews, Inc. (c)	3,600	89,999
Welcia Holdings Co., Ltd.	1,500	77,129
Wellnet Corp.	1,100	11,667
Wood One Co., Ltd.	19,000	65,168
Wowow, Inc.	15	41,323
Xebio Co., Ltd. (c)	11,900	253,502
Y.A.C. Co., Ltd.	4,900	27,917
Yachiyo Industry Co., Ltd.	3,300	25,205
Yahagi Construction Co., Ltd. (c)	15,500	66,493
Yaizu Suisankagaku Industry Co., Ltd.	4,000	36,584
YAMABIKO Corp.	4,100	97,462

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yamaichi Electronics Co., Ltd.	8,200	$14,013
Yamatane Corp. (c)	53,000	113,125
Yamato Corp.	8,000	30,889
Yamato International, Inc.	6,700	30,665
Yamaya Corp. (c)	1,650	26,974
Yamazawa Co., Ltd.	200	3,236
Yamazen Corp.	19,300	127,699
Yaoko Co., Ltd.	3,000	131,080
Yashima Denki Co., Ltd.	2,700	11,348
Yellow Hat, Ltd.	10,700	168,867
Yodogawa Steel Works, Ltd.	70,000	263,616
Yokogawa Bridge Holdings Corp.	17,000	144,287
Yokohama Reito Co., Ltd. (c)	24,700	237,403
Yokowo Co., Ltd.	7,900	42,757
Yomeishu Seizo Co., Ltd.	6,000	53,357
Yomiuri Land Co., Ltd. (c)	5,000	33,590
Yondenko Corp.	12,000	42,285
Yonex Co., Ltd.	5,900	32,475
Yorozu Corp.	8,200	145,586
Yoshinoya Holdings Co., Ltd. (c)	157	184,862
Yuasa Trading Co., Ltd.	89,000	188,707
Yuken Kogyo Co., Ltd.	16,000	37,737
Yuki Gosei Kogyo Co., Ltd.	6,000	19,070
Yukiguni Maitake Co., Ltd.	1,100	3,228
Yurtec Corp. (c)	21,000	65,925
Yusen Air & Service Co., Ltd. (c)	10,600	116,724
Yushin Precision Equipment Co., Ltd.	4,900	95,078
Yushiro Chemical Industry Co., Ltd.	4,900	49,330
Zappallas, Inc.	49	54,819
Zenrin Co., Ltd.	13,500	188,226
Zensho Co., Ltd. (c)	31,200	421,316
ZERIA Pharmaceutical Co., Ltd.	8,000	126,794
Zojirushi Corp.	9,000	31,613
Zuken, Inc.	7,200	53,645

		189,635,128

Netherlands—1.8%
Aalberts Industries NV	48,516	1,086,910
Accell Group NV	13,253	232,898
AMG Advanced Metallurgical Group NV (a) (c)	17,624	148,166
Amsterdam Commodities NV	8,618	174,633
APERAM (c)	33,328	410,070
Arcadis NV	29,825	825,672
ASM International NV	23,464	779,862
Ballast Nedam	1,358	19,104
BE Semiconductor Industries NV (a)	23,461	201,654
Beter BED Holding NV	10,318	189,159
BinckBank NV (c)	39,299	369,816
Brunel International NV	5,868	248,454
CSM NV	41,849	886,391
Delta Lloyd NV	61,863	1,067,566
DOCdata NV	1,934	34,849
Exact Holding NV (c)	7,888	163,876
Grontmij	35,808	155,977
Heijmans NV (c)	9,895	88,970

Netherlands—(Continued)
Hunter Douglas NV	2,216	$88,308
ICT Automatisering NV	1,424	5,392
Imtech NV	38,313	435,368
Kardan NV (c)	13,562	9,921
KAS Bank NV	6,975	80,530
Kendrion NV	4,153	101,018
Koninklijke BAM Groep NV	183,068	742,475
Koninklijke Wessanen NV	49,214	143,329
Macintosh Retail Group NV	7,046	80,386
Nederland Apparatenfabriek	2,261	92,865
Nutreco Holdings NV	16,868	1,551,394
Ordina NV	38,900	59,966
PostNL NV	219,352	440,231
SBM Offshore NV	71,372	1,182,119
Sligro Food Group NV	13,645	433,031
SNS Reaal NV (a) (b) (c)	105,329	0
Telegraaf Media Groep NV	9,598	112,085
Ten Cate NV	20,330	478,935
TKH Group NV	23,125	599,989
TomTom NV (a) (c)	76,476	305,516
Unit 4 Agresso NV (c)	15,893	516,970
USG People NV	43,376	373,321
Van Lanschot NV	45	765
Xeikon NV	10,815	59,989

		14,977,930

New Zealand—1.0%
A2 Corp, Ltd.	119,353	57,935
Abano Healthcare Group, Ltd.	880	4,653
Air New Zealand, Ltd.	170,907	219,656
Auckland International Airport, Ltd.	224,874	553,920
Briscoe Group, Ltd.	12,123	24,362
Cavalier Corp., Ltd.	7,259	11,552
Chorus, Ltd. (a)	101,896	239,784
Diligent Board Member Services, Inc. (c)	7,086	37,078
Ebos Group, Ltd.	28,682	224,095
Fisher & Paykel Healthcare Corp., Ltd.	218,454	479,382
Freightways, Ltd.	79,074	300,150
Hallenstein Glasson Holdings, Ltd.	16,434	79,077
Heartland New Zealand, Ltd. (a)	72,313	46,088
Infratil, Ltd.	399,354	805,457
Katmandu Holdings, Ltd.	16,546	35,024
Mainfreight, Ltd.	36,650	346,857
Methven, Ltd.	19,898	21,482
Michael Hill International, Ltd.	68,524	79,206
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	14,349
New Zealand Oil & Gas, Ltd. (a)	178,730	127,983
Nuplex Industries, Ltd. (c)	101,830	283,579
NZX, Ltd.	130,860	146,744
Opus International Consultants, Ltd.	4,000	5,799
PGG Wrightson, Ltd.	58,545	18,160
Pike River Coal, Ltd. (a) (b)	82,575	0
Port of Tauranga, Ltd.	38,167	440,608
Pumpkin Patch, Ltd.	27,560	28,127
Rakon, Ltd. (a)	61,576	12,334

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Restaurant Brands New Zealand, Ltd.	46,616	$109,046
Rubicon, Ltd. (a)	9,922	2,586
Ryman Healthcare, Ltd.	140,150	591,905
Sanford, Ltd.	314	1,172
Skellerup Holdings, Ltd.	29,759	36,954
Sky City Entertainment Group, Ltd.	290,907	1,074,676
Sky Network Television, Ltd.	103,256	458,317
The New Zealand Refining Co., Ltd.	27,432	57,660
The Warehouse Group, Ltd.	53,130	155,250
Tower, Ltd. (a)	97,234	156,411
TrustPower, Ltd.	13,980	90,140
Vector, Ltd. (c)	163,940	392,707
Xero, Ltd.	17,023	157,069

		7,927,334

Norway—1.1%
ABG Sundal Collier Holdings ASA	167,319	136,133
Algeta ASA (a) (c)	14,218	478,507
Archer, Ltd. (a)	40,112	35,975
Atea ASA (a)	37,179	413,682
Austevoll Seafood ASA	48,445	294,542
Bakkafrost P/F	8,908	101,451
Bionor Pharma ASA (a)	16,875	7,186
Bonheur ASA	3,317	77,745
BW Offshore, Ltd. (a)	176,208	186,034
BWG Homes ASA	34,975	83,869
Cermaq ASA	32,403	515,823
Clavis Pharma ASA (a)	15,618	18,199
Copeinca ASA (a)	14,327	148,473
Deep Sea Supply plc (a)	53,588	90,994
DNO International ASA (a) (c)	174,186	302,588
DOF ASA (a) (c)	26,204	108,154
Ekornes ASA	11,731	188,735
Electromagnetic GeoServices ASA (a) (c)	82,083	122,708
Eltek ASA (a)	122,435	118,049
Evry ASA (a)	25,788	37,314
Farstad Shipping ASA	5,883	129,423
Frontline, Ltd. (c)	36,608	81,572
Ganger Rolf ASA (c)	7,335	163,919
Golden Ocean Group, Ltd. (c)	173,259	168,436
Grieg Seafood ASA (a)	11,731	26,921
Hoegh LNG Holdings, Ltd. (a)	14,498	121,108
Hurtigruten ASA (a)	79,346	39,600
Kongsberg Automotive ASA	197,413	50,513
Kvaerner ASA	92,750	192,959
Leroy Seafood Group ASA	9,723	259,696
Nordic Semiconductor ASA (c)	76,341	240,031
Norske Skogindustrier ASA (c)	101,549	53,059
Northern Offshore, Ltd. (a)	47,579	84,294
Northland Resources S.A. (a)	49,466	7,940
Norwegian Air Shuttle AS (a)	12,510	455,291
Norwegian Energy Co. AS (a) (c)	126,309	99,509
Odfjell SE (Series A)	1,800	9,031
Olav Thon Eindom A/S	19	2,976
Opera Software ASA (c)	35,363	226,290
Panoro Energy ASA (a)	64,409	29,769

Norway—(Continued)
PhotoCure ASA (a)	5,477	$37,556
ProSafe SE	46,555	452,503
Q-Free ASA (a)	24,256	74,431
Renewable Energy Corp. (a) (c)	103,701	20,531
Salmar ASA	8,438	75,485
Scana Industrier ASA (b)	75,719	5,197
Sevan Marine ASA (a)	19,916	63,102
Siem Offshore, Inc. (a)	86,433	110,266
Solstad Offshore ASA	6,340	110,707
Songa Offshore SE (a) (c)	82,163	80,531
SpareBank 1 SMN (c)	51,820	412,117
SpareBank 1 SR Bank ASA	7,181	61,492
Stolt-Nielsen, Ltd.	7,583	151,281
Tomra Systems ASA	67,216	656,206
TTS Group ASA	18,359	27,885
Veidekke ASA	57,200	456,948
Veripos, Inc. (a)	1,820	6,868
Wilh Wilhelmsen ASA	16,760	147,154
Wilh Wilhelmsen Holding ASA	5,524	159,712

		9,018,470

Portugal—0.5%
Altri SGPS S.A.	70,454	173,315
Banco BPI S.A.	241,547	306,738
Banco Comercial Portugues S.A.	4,777,480	584,580
Banco Espirito Santo S.A. (c)	286,689	294,062
Banco International Do Funchal S.A. (a) (c)	45,433	7,109
Inapa-Invest Particip Gesta	62,975	14,637
Mota Engil SGPS S.A.	40,942	97,589
Novabase SGPS S.A. (a)	7,827	28,474
Portucel Empresa Produtora de Pasta e Papel S.A.	135,397	465,912
REN - Redes Energeticas Nacionais S.A. (c)	133,701	385,907
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	5,377
Semapa-Sociedade de Investimento e Gestao	47,039	425,741
Sonae Industria SGPS S.A. (a)	24,230	16,596
Sonae SGPS S.A.	597,292	536,310
Sonaecom SGPS S.A. (a)	78,934	170,656
Teixeira Duarte S.A.	103,277	58,445
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	93,729	395,982

		3,967,430

Singapore—1.9%
Abterra, Ltd. (a)	51,720	28,001
Amara Holdings, Ltd.	62,000	28,110
Amtek Engineering, Ltd.	132,000	56,994
Armstrong Industrial Corp., Ltd.	157,000	38,080
ASL Marine Holdings, Ltd.	105,000	60,722
Ausgroup, Ltd.	267,000	116,608
Baker Technology, Ltd.	166,000	59,151
Banyan Tree Holdings, Ltd. (c)	155,000	76,939
Biosensors International Group, Ltd. (a) (c)	436,000	460,784
Bonvests Holdings, Ltd.	18,000	16,406
Boustead Singapore, Ltd.	147,000	175,001

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Breadtalk Group, Ltd.	82,000	$62,636
Broadway Industrial Group, Ltd.	138,000	38,015
Bukit Sembawang Estates, Ltd.	67,000	383,752
Bund Center Investment, Ltd. (a)	552,000	102,537
CH Offshore, Ltd.	157,000	60,217
China Aviation Oil Singapore Corp., Ltd.	123,000	107,279
China Merchants Holdings Pacific, Ltd.	20,000	14,199
Chip Eng Seng Corp., Ltd.	294,000	192,573
Chuan Hup Holdings, Ltd.	125,000	27,810
Cityspring Infrastructure Trust	77,000	28,934
Cosco Corp. Singapore, Ltd. (c)	482,000	355,277
Creative Technology, Ltd.	22,600	51,828
CSC Holdings, Ltd.	284,000	26,859
CSE Global, Ltd. (a)	267,000	186,348
CWT, Ltd.	119,000	148,414
Datapulse Technology, Ltd.	106,000	17,548
Delong Holdings, Ltd.	91,000	37,651
DMX Technologies Group, Ltd.	84,000	16,307
Dyna-Mac Holdings, Ltd.	122,000	45,741
Elec & Eltek International Co., Ltd.	20,000	47,724
Eu Yan Sang International, Ltd.	90,000	44,286
Ezra Holdings, Ltd. (c)	399,799	372,866
Falcon Energy Group, Ltd.	151,000	50,822
Far East Orchard, Ltd.	95,044	165,970
FJ Benjamin Holdings, Ltd.	106,000	23,089
Food Empire Holdings, Ltd.	118,000	66,729
Fragrance Group, Ltd. (c)	1,352,000	278,100
Freight Links Express Holdings, Ltd.	463,947	31,468
Gallant Venture, Ltd. (a) (c)	435,000	98,540
GK Goh Holdings, Ltd.	12,000	8,527
GMG Global, Ltd.	1,517,000	153,081
Goodpack, Ltd.	141,000	213,029
GP Batteries International, Ltd.	21,000	19,487
Guocoland, Ltd. (c)	52,000	97,352
GuocoLeisure, Ltd. (c)	306,000	218,007
Guthrie GTS, Ltd.	178,000	110,057
HanKore Environment Tech Group, Ltd. (a)	157,000	5,699
Hanwell Holdings, Ltd.	19,000	4,286
Healthway Medical Corp., Ltd.	438,750	33,675
HG Metal Manufacturing, Ltd.	460,000	38,245
Hi-P International, Ltd.	125,000	71,743
Hiap Hoe, Ltd.	30,000	15,743
Hiap Seng Engineering, Ltd.	61,500	16,119
HLH Group, Ltd. (a)	1,066,000	22,371
Ho Bee Investment, Ltd. (c)	153,000	238,227
Hong Fok Corp., Ltd. (c)	198,400	111,465
Hong Leong Asia, Ltd.	74,000	101,990
Hotel Grand Central, Ltd.	1,000	858
Hotel Properties, Ltd.	125,000	331,836
HTL International Holdings, Ltd.	69,000	16,978
HupSteel, Ltd.	111,000	20,603
HWA Hong Corp., Ltd.	138,000	40,710
Hyflux, Ltd. (c)	216,500	255,209
Indofood Agri Resources, Ltd. (a) (c)	267,000	266,150
InnoTek, Ltd.	88,000	21,696
IPC Corp., Ltd.	296,000	35,141
Jaya Holdings, Ltd.	154,000	85,637

Singapore—(Continued)
Jiutian Chemical Group, Ltd.	649,000	$51,326
K-Green Trust	126,000	112,371
K1 Ventures, Ltd. (a)	483,000	63,481
Keppel Telecommunications & Transportation, Ltd.	67,000	75,291
Koh Brothers Group, Ltd.	61,000	15,528
LC Development, Ltd.	312,200	39,076
Li Heng Chemical Fibre Technologies, Ltd.	309,000	32,905
Lian Beng Group, Ltd. (c)	191,000	68,685
Low Keng Huat Singapore, Ltd.	118,000	69,672
Lum Chang Holdings, Ltd.	115,000	31,174
M1, Ltd. (c)	170,000	405,919
Manhattan Resources, Ltd.	83,000	27,092
Marco Polo Marine, Ltd. (a)	51,000	17,506
Mercator Lines Singapore, Ltd.	70,000	6,486
Mermaid Maritime PCL	29,000	8,210
Metro Holdings, Ltd.	199,600	147,436
Mewah International, Inc. (c)	205,000	78,648
Midas Holdings, Ltd. (c)	675,000	294,778
Nam Cheong, Ltd.	436,000	93,201
NSL, Ltd.	15,000	18,412
Oceanus Group, Ltd.	901,000	42,403
OKP Holdings, Ltd.	17,000	6,951
OSIM International, Ltd. (a) (c)	109,000	175,451
Otto Marine, Ltd. (c)	522,000	36,787
Overseas Union Enterprise, Ltd.	23,000	57,027
Pan Pacific Hotels Group, Ltd.	84,000	160,784
Pan-United Corp., Ltd.	130,000	100,836
Petra Foods, Ltd.	120,000	402,979
Popular Holdings, Ltd.	192,000	44,173
QAF, Ltd.	118,492	87,516
Raffles Education Corp., Ltd. (c)	470,374	137,222
Raffles Medical Group, Ltd.	36,207	95,814
Riverstone Holdings, Ltd.	20,000	8,081
Rotary Engineering, Ltd.	128,000	53,442
Roxy-Pacific Holdings, Ltd.	159,000	81,021
Sapphire Corp., Ltd.	26,000	2,507
SBS Transit, Ltd.	40,500	49,002
See Hup Seng, Ltd.	163,000	27,692
Sheng Siong Group, Ltd.	221,000	116,838
Sim Lian Group, Ltd.	121,500	85,260
Sinarmas Land, Ltd.	814,000	299,107
Sing Holdings, Ltd.	19,000	6,511
Singapore Post, Ltd. (c)	672,544	675,264
Singapore Reinsurance Corp., Ltd.	1,000	212
SMRT Corp., Ltd.	57,000	72,623
Spice i2i, Ltd.	1,741,000	33,906
Stamford Land Corp., Ltd.	304,000	139,707
STX OSV Holdings, Ltd.	289,000	284,289
Sunningdale Tech, Ltd.	303,000	30,885
SunVic Chemical Holdings, Ltd.	143,000	46,830
Super Group, Ltd.	100,000	314,882
Swiber Holdings, Ltd. (a) (c)	319,000	172,618
Swissco Holdings, Ltd.	80,000	18,156
Tat Hong Holdings, Ltd.	165,000	203,146
Technics Oil & Gas, Ltd.	85,000	59,301
Thakral Corp., Ltd.	197,000	5,109

MSF-111

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
The Hour Glass, Ltd.	43,000	$64,301
Tiong Woon Corp. Holding, Ltd.	175,250	58,364
Triyards Holdings, Ltd. (a)	39,979	25,838
Tuan Sing Holdings, Ltd.	384,657	111,975
UMS Holdings, Ltd.	116,000	42,169
United Engineers, Ltd.	122,000	313,156
United Envirotech, Ltd.	170,000	98,274
United Fiber System, Ltd.	426,950	7,606
United Overseas Insurance, Ltd.	4,000	13,948
UOB-Kay Hian Holdings, Ltd.	178,000	244,750
UPP Holdings, Ltd.	218,000	55,631
Venture Corp., Ltd.	133,000	929,203
Vicom, Ltd.	2,000	8,279
WBL Corp, Ltd.	31,000	105,932
Wheelock Properties S, Ltd. (c)	104,000	161,589
Wing Tai Holdings, Ltd. (c)	206,621	317,099
Yeo Hiap Seng, Ltd. (a)	19,712	45,024
YHI International, Ltd.	78,000	19,518
Yongnam Holdings, Ltd.	750,000	172,471

		15,340,892

Spain—1.6%
Abengoa S.A. (Series A) (c)	20,451	58,004
Abengoa S.A. (Series B) (a) (c)	81,804	203,422
Acciona S.A.	2,173	119,483
Acerinox S.A. (c)	47,353	486,086
Adveo Group International S.A.	5,653	89,597
Almirall S.A. (a)	34,311	429,008
Amper S.A.	11,902	21,205
Antena 3 de Television S.A.	35,378	193,903
Azkoyen S.A. (a) (c)	1,608	2,985
Banco Espanol de Credito S.A. (c)	8,661	36,007
Bankinter S.A.	136,629	665,894
Baron de Ley (a)	1,446	92,200
Bolsas y Mercados Espanoles (c)	31,742	782,993
Caja de Ahorros del Mediterraneo (b) (c)	14,621	0
Campofrio Alimentacion S.A.	11,649	69,640
Cementos Portland Valderrivas S.A. (c)	7,045	40,298
Cie Automotive S.A. (a)	19,638	128,421
Codere S.A. (a) (c)	11,050	43,264
Construcciones y Auxiliar de Ferrocarriles S.A.	858	309,433
Deoleo S.A.	175,831	58,707
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	23,834
Duro Felguera S.A.	44,406	304,360
Ebro Puleva S.A.	40,832	812,419
Elecnor S.A.	8,682	101,070
Ence Energia Y Celulousa S.A.	100,498	285,408
Ercros S.A. (a)	60,314	31,590
Faes Farma S.A.	112,790	291,706
Fersa Energias Renovables S.A.	8,580	3,362
Fluidra S.A.	9,249	29,769
Fomento de Construcciones y Contratas S.A. (c)	17,778	169,758
Gamesa Corp. Tecnologica S.A.	106,706	326,151

Spain—(Continued)
Grupo Catalana Occidente S.A.	26,168	$566,439
Grupo Ezentis S.A. (a)	201,417	34,464
Iberpapel Gestion S.A.	185	3,397
Immobiliaria Colonial S.A. (a)	10,263	10,335
Indra Sistemas S.A. (c)	48,663	580,915
Jazztel plc (a)	93,063	711,009
La Seda de Barcelona S.A. (a)	16,650	14,139
Laboratorios Farmaceuticos Rovi S.A.	7,875	69,763
Mediaset Espana Comunicacion S.A. (c)	80,927	585,237
Melia Hotels International S.A.	33,769	229,674
Miquel y Costas & Miquel S.A.	5,284	159,019
Natra S.A.	7,533	11,672
NH Hoteles S.A.	60,216	190,066
Obrascon Huarte Lain S.A.	20,932	688,965
Papeles y Cartones de Europa S.A.	17,114	59,265
Pescanova S.A.	7,446	55,884
Prim S.A.	3,013	19,816
Promotora de Informaciones S.A. (c)	112,904	32,765
Prosegur Cia de Seguridad S.A.	89,130	491,623
Realia Business S.A.	74,911	72,615
Sacyr Vallehermoso S.A. (a)	95,758	174,138
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	18,105
Solaria Energia y Medio Ambiente S.A. (a)	19,439	16,215
Tecnicas Reunidas S.A.	14,104	663,148
Telecomunicaciones y Energia (a)	13,592	19,066
Tubacex S.A.	62,559	167,857
Tubos Reunidos S.A.	63,692	140,230
Vidrala S.A.	9,644	315,148
Viscofan S.A.	20,350	1,068,838
Vocento S.A.	5,362	7,342
Vueling Airlines S.A.	8,642	102,292
Zeltia S.A.	94,134	154,534

		13,643,952

Sweden—3.9%
AarhusKarlshamn AB	14,131	713,718
Acando AB	32,257	83,940
Active Biotech AB (a) (c)	15,749	153,420
AddNode AB	1,849	12,183
AddTech AB	10,848	360,764
AF AB	19,509	577,218
Alliance Oil Co., Ltd. (a) (c)	36,705	292,623
Arise Windpower AB (a)	4,852	18,624
Atrium Ljungberg AB	3,824	53,438
Avanza Bank Holding AB (c)	7,581	203,823
Axfood AB (c)	11,896	484,171
Axis Communications AB (c)	20,453	532,113
B&B Tools AB	12,665	165,272
BE Group AB	31,085	86,903
Beijer AB G&L	6,355	117,258
Beijer Alma AB (c)	10,939	241,290
Beijer Electronics AB	5,229	58,055
Betsson AB (a)	14,686	473,089
Bilia AB	10,743	194,111
Billerud AB	87,283	842,163

MSF-112

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
BioGaia AB (a)	7,656	$258,635
Biotage AB (a)	12,047	17,943
Bjoern Borg AB	9,936	60,238
Bure Equity AB (c)	37,705	134,288
Byggmax Group AB	19,874	111,497
Castellum AB (c)	88,397	1,259,371
CDON Group AB (a) (c)	11,540	65,558
Cision AB	2,371	20,546
Clas Ohlson AB	19,084	254,917
Concentric AB (a)	32,613	348,451
Concordia Maritime AB	4,217	7,119
Connecta AB	4,752	34,310
Dios Fastigheter AB	10,464	64,902
Doro AB	8,437	37,302
Duni AB	18,880	179,636
East Capital Explorer AB (a)	7,088	56,589
Enea AB (a)	6,525	49,313
Eniro AB (c)	55,843	100,053
Fabege AB (c)	79,503	813,263
Fagerhult AB	2,130	59,082
Fastighets AB Balder	36,044	254,108
Fenix Outdoor AB	384	12,261
Gunnebo AB	21,623	105,221
Hakon Invest AB	29,249	752,533
Haldex AB (c)	33,062	197,404
Hexpol AB (c)	11,357	652,408
HIQ International AB (c)	34,294	207,335
HMS Networks AB	709	12,404
Hoganas AB	14,670	725,833
Holmen AB (Series B)	32,135	956,004
Hufvudstaden AB (c)	15,492	194,655
Husqvarna AB (Series A)	9,289	54,884
Husqvarna AB (Series B) (c)	203,271	1,201,343
Industrial & Financial Systems (c)	11,624	207,757
Indutrade AB	6,991	245,205
Intrum Justitia AB	33,868	655,124
JM AB (c)	47,411	1,125,970
KappAhl Holding AB	29,356	127,873
Karolinska Development AB (a)	5,970	26,540
Klovern AB (c)	22,837	98,897
KNOW IT AB	10,654	89,948
Kungsleden AB	74,623	481,297
Lagercrantz AB	9,342	126,537
Lindab International AB	46,206	372,893
Loomis AB	39,066	727,469
Meda AB	104,406	1,240,350
Medivir AB (a) (c)	16,404	203,835
Mekonomen AB	8,305	280,044
Micronic Laser Systems AB (a)	46,878	102,813
MQ Holding AB	9,112	23,091
NCC AB (c)	3,116	77,812
NCC AB (Series B)	45,222	1,132,857
Nederman Holding AB	932	24,063
Net Entertainment NE AB	16,258	235,526
Net Insight AB (a)	143,837	30,893
New Wave Group AB (c)	27,702	155,008
Nibe Industrier AB (c)	40,031	696,271

Sweden—(Continued)
Nobia AB (c)	90,272	$481,390
Nolato AB	12,091	187,901
Nordnet AB	50,893	157,836
OEM International AB	498	5,484
Orexo AB (a)	5,087	41,973
PA Resources AB (a)	1,922,172	17,649
Peab AB (c)	83,795	469,984
Pricer AB	57,101	71,408
Proact IT Group AB	4,203	57,479
Probi AB	2,989	17,975
Proffice AB (a)	32,500	123,773
Ratos AB	5,136	54,314
RaySearch Laboratories AB	6,806	32,496
ReadSoft AB (a)	7,499	30,737
Rederi AB Transatlantic	6,507	6,480
Rezidor Hotel Group AB	41,212	199,448
rnb Retail and Brands AB	29,440	632
Saab AB (c)	27,146	588,260
Sagax AB	1,454	53,954
SAS AB (a) (c)	78,024	161,031
Sectra AB	2,976	22,826
Securitas AB	66,271	624,597
Semcon AB (a)	8,454	72,765
SkiStar AB	12,482	148,499
SSAB AB (Series A) (c)	81,166	619,343
SSAB AB (Series B)	42,707	280,700
Studsvik AB	3,076	13,973
Sweco AB (c)	18,222	215,213
Swedish Orphan Biovitrum AB (a)	70,526	454,347
Systemair AB	6,265	100,055
TradeDoubler AB	21,483	49,262
Transmode Holding AB (a)	1,607	19,752
Trelleborg AB	131,495	1,806,794
Unibet Group plc	16,402	572,694
Vitrolife AB	7,246	57,866
Wallenstam AB	46,001	598,890
Wihlborgs Fastigheter AB	34,090	561,560
Xvivo Perfusion AB (a)	1,017	3,138

		32,394,133

Switzerland—4.6%
Acino Holding AG	2,116	215,708
Advanced Digital Broadcast Holdings S.A. (a)	557	9,372
AFG Arbonia-Forster Holding	8,523	230,116
Allreal Holding AG	6,424	934,066
APG SGA S.A.	818	199,142
Ascom Holding AG (c)	14,464	176,101
Austriamicrosystems AG (a)	5,826	657,720
Autoneum Holding AG (a)	1,749	117,025
Bachem Holding AG	1,972	81,946
Baloise Holdings AG	1,153	108,067
Bank Coop AG	3,124	177,554
Banque Cantonale de Geneve	284	71,065
Banque Privee Edmond de Rothschild S.A.	3	63,546
Basilea Pharmaceutica, Ltd. (a) (c)	3,625	219,756
Belimo Holding AG	239	551,737

MSF-113

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Bell Holding AG	74	$173,168
Bellevue Group AG	2,584	29,839
Berner Kantonalbank AG	1,995	537,981
BKW S.A. (a)	6,162	217,899
Bobst Group AG	5,436	177,756
Bossard Holding AG	1,606	246,268
Bucher Industries AG	2,972	688,154
Burckhardt Compression Holding AG	1,496	560,287
Burkhalter Holding AG (a)	268	96,286
Carlo Gavazzi Holding AG	71	15,997
Centralschweizerische Kraftwerke AG	95	31,022
Cham Paper Holding AG	169	34,133
Charles Voegele Holding AG	4,263	72,314
Cicor Technologies (a)	644	19,679
Clariant AG	134,925	1,879,554
Coltene Holding AG	1,860	89,571
Compagnie Financiere Tradition S.A.	826	44,635
Conzzeta AG	47	92,138
Cosmo Pharmaceuticals S.p.A. (a)	632	30,960
Daetwyler Holding AG	3,203	354,751
Dufry AG	8,674	1,077,378
EFG International AG	27,485	332,238
Emmi AG	1,190	336,164
Energiedienst Holding AG	3,017	116,418
Flughafen Zuerich AG	1,943	904,366
Forbo Holding AG	1,023	668,608
Galenica AG	2,405	1,451,230
GAM Holding, Ltd.	115,271	1,950,499
Gategroup Holding AG (a)	14,867	279,954
Georg Fischer AG (a)	2,283	968,134
Gurit Holding AG	212	86,116
Helvetia Holding AG	3,212	1,298,344
Huber & Suhner AG	6,932	332,714
Implenia AG (a)	7,333	400,806
Inficon Holding AG	797	235,131
Interroll Holding AG	265	107,537
Intershop Holding AG	600	212,385
Jungfraubahn Holding AG	85	5,734
Kaba Holding AG	1,260	490,486
Kardex AG	3,022	109,700
Komax Holding AG	2,284	217,943
Kudelski S.A.	24,289	319,914
Kuoni Reisen Holding AG	2,197	694,767
LEM Holding S.A.	293	181,898
Liechtensteinische Landesbank AG	2,619	100,443
LifeWatch AG (a)	4,907	42,218
Logitech International S.A. (a) (c)	84,871	575,268
Lonza Group AG	26,759	1,737,770
Luzerner Kantonalbank AG	1,448	552,134
MCH Group AG	1,044	67,076
Metall Zug AG	79	184,506
Meyer Burger Technology AG (a) (c)	23,582	185,828
Micronas Semiconductor Holding AG	16,260	116,733
Mikron Holding AG (a)	474	2,863
Mobilezone Holding AG	15,293	156,284
Mobimo Holding AG (a)	3,270	733,602
Myriad Group AG (a)	18,675	47,225

Switzerland—(Continued)
Nobel Biocare Holding AG (c)	57,298	$575,327
OC Oerlikon Corp. AG (a)	101,100	1,203,034
Orascom Development Holding AG (a)	2,069	23,986
Orell Fuessli Holding AG	428	40,807
Orior AG (a)	1,953	104,909
Panalpina Welttransport Holding AG	5,537	488,469
Phoenix Mecano AG (c)	345	171,858
PSP Swiss Property AG (c)	2,635	240,104
PubliGroupe AG	910	137,810
Rieter Holding AG	1,772	300,847
Romande Energie Holding S.A.	125	138,465
Schaffner Holding AG	238	54,977
Schmolz & Bickenback AG (c)	19,416	47,922
Schweiter Technologies AG	532	328,879
Schweizerische National-Versicherungs-Gesellschaft (c)	8,748	422,742
Siegfried Holding AG	1,774	230,791
St. Galler Kantonalbank	1,433	603,807
Straumann Holding AG (c)	2,885	389,641
Swiss Life Holding AG (a)	8,177	1,213,377
Swisslog Holding AG (a)	139,223	180,448
Swissquote Group Holding S.A.	5,895	186,757
Tamedia AG	904	100,056
Tecan Group AG	5,385	505,043
Temenos Group AG (a) (c)	24,817	590,053
Tornos S.A.	3,719	22,286
U-Blox AG (a)	2,789	142,007
Valiant Holding	7,115	633,685
Valora Holding AG	1,639	334,910
Vaudoise Assurances Holding S.A.	581	207,623
Verwaltungs- und Privat-Bank AG	2,343	207,341
Vetropack Holding AG	125	250,323
Von Roll Holding AG (c)	27,242	56,850
Vontobel Holding AG	11,662	371,165
VZ Holding AG	490	66,873
Walliser Kantonalbank	137	124,101
Walter Meier AG	308	91,938
Ypsomed Holding AG (a) (c)	2,012	116,558
Zehnder Group AG	5,236	227,301
Zueblin Immobilien Holding AG (a)	20,587	51,430
Zug Estates Holding AG (a)	71	91,979
Zuger Kantonalbank AG	65	341,071

		38,103,277

United Kingdom—21.4%
4imprint Group plc	6,953	48,069
888 Holdings plc (a)	66,302	169,779
A.G. Barr plc	49,005	406,113
Acal plc	9,528	34,142
Afren plc (a)	557,996	1,203,664
African Barrick Gold plc	30,782	90,413
Aga Rangemaster Group plc	25,439	32,585
Air Partner plc	992	5,555
Alent plc (a)	143,370	822,770
Amlin plc	302,061	1,944,594
Anglo Pacific Group plc	29,836	107,922
Anglo-Eastern Plantations plc	4,252	46,632

MSF-114

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Anite plc	150,636	$287,947
Ashmore Group plc	124,574	663,702
Ashtead Group plc	288,080	2,577,756
Assura Group, Ltd.	3,600	1,942
Atkins WS plc (c)	76,087	1,055,453
Aveva Group plc	32,072	1,104,434
Avon Rubber plc	13,389	82,261
AZ Electronic Materials S.A.	34,713	201,078
Babcock International Group plc	50,735	840,817
Balfour Beatty plc	331,723	1,186,904
Barratt Developments plc (a)	476,430	1,985,749
BBA Avation plc	288,870	1,134,039
Beazley plc	386,682	1,228,555
Bellway plc	82,065	1,617,961
Berendsen plc	106,561	1,273,051
Berkeley Group Holdings plc	70,062	2,174,108
Betfair Group plc	20,878	223,721
Bioquell plc (a)	5,000	11,092
Bloomsbury Publishing plc	30,485	53,279
Bodycote plc	113,786	930,215
Booker Group plc	541,204	1,002,015
Boot Henry plc	1,476	3,912
Bovis Homes Group plc	88,574	998,060
Braemar Shipping Services plc	6,013	36,084
Brammer plc	35,580	200,809
Brewin Dolphin Holdings plc	143,539	450,744
British Polythene Industries	10,116	81,522
Britvic plc	142,790	964,664
BTG plc (a)	150,041	814,709
Bwin.Party Digital Entertainment plc (a)	249,427	547,319
Cable & Wireless Communications plc	801,314	512,060
Cairn Energy plc (a)	174,586	724,513
Camellia plc	24	3,903
Cape plc	57,741	275,144
Capital & Counties Properties plc	107,134	443,625
Capital & Regional plc (a)	73,168	36,644
Carclo plc	16,990	102,823
Carillion plc (c)	238,276	988,733
Carr’s Milling Industries plc	1,433	22,221
Castings plc	1,484	7,716
Catlin Group, Ltd.	266,277	2,111,904
Centamin plc (a)	239,434	180,118
Centaur Media plc	92,526	64,092
Charles Stanley Group plc	548	3,124
Charles Taylor Consulting plc	428	1,185
Chemring Group plc	98,395	389,224
Chesnara plc	47,605	170,267
Chime Communications plc	23,457	93,240
Cineworld Group plc	62,438	264,743
Clarkson plc	1,802	42,569
Close Brothers Group plc	98,159	1,574,290
Cobham plc	456,493	1,689,161
Colt Telecom Group S.A. (a)	208,005	398,310
Communisis plc (a)	40,369	31,298
Computacenter plc	54,448	447,128
Consort Medical plc	18,608	220,101
Costain Group plc (c)	15,318	63,728

United Kingdom—(Continued)
Cranswick plc	29,575	$443,338
Creston plc	5,272	6,830
CSR plc (a)	122,475	898,409
Daily Mail & General Trust (c)	156,527	1,688,253
Dairy Crest Group plc (c)	83,632	546,061
Darty plc (c)	163,839	107,675
De La Rue plc	53,928	801,087
Debenhams plc	788,181	992,610
Dechra Pharmaceuticals plc	36,104	411,282
Development Securities plc	59,975	137,328
Devro plc (c)	89,155	475,751
Dialight plc	11,007	216,717
Dignity plc	33,707	728,593
Diploma plc	67,126	573,403
Dixons Retail plc (a) (c)	2,176,730	1,120,270
Domino Printing Sciences	70,471	686,706
Domino’s Pizza UK & IRL plc (c)	64,450	590,883
Drax Group plc	193,155	1,798,856
DS Smith plc	529,602	1,762,364
Dunelm Group plc	11,505	146,603
E2V Technologies plc	61,165	111,571
easyJet plc (c)	93,444	1,535,261
Electrocomponents plc	221,875	849,500
Elementis plc	255,861	1,016,972
EnQuest plc (a)	342,230	747,052
Enterprise Inns plc	306,125	495,203
Essar Energy plc (a)	55,381	116,228
Euromoney Institutional Investor plc	20,461	300,585
Exillon Energy plc (a)	19,973	46,423
F&C Asset Management plc	295,113	468,519
Fenner plc	97,479	576,622
Ferrexpo plc	107,348	282,819
Fiberweb plc	84,644	107,403
Fidessa Group plc	19,212	570,172
Filtrona plc	129,023	1,431,380
Findel plc (a)	177,073	17,507
FirstGroup plc	271,492	832,603
Fortune Oil plc (a)	575,627	69,620
Fuller, Smith & Turner plc	7,607	94,903
Galliford Try plc	38,462	538,660
Gem Diamonds, Ltd.	61,908	128,796
Genus plc (c)	36,981	888,451
Go-Ahead Group plc	22,995	514,212
Greencore Group plc	220,645	354,660
Greene King plc	107,732	1,151,969
Greggs plc (c)	54,722	396,892
Halfords Group plc	115,745	567,750
Halma plc	198,998	1,567,350
Hansard Global plc	6,197	9,454
Hardy Oil & Gas plc	14,946	27,256
Hargreaves Lansdown plc	41,813	551,858
Hays plc	644,027	947,217
Headlam Group plc	56,842	300,953
Helical Bar plc	61,441	221,003
Henderson Group plc	485,556	1,181,928
Heritage Oil plc (a) (c)	105,352	284,748
Hikma Pharmaceuticals plc (c)	82,141	1,291,178

MSF-115

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Hill & Smith Holdings plc	46,812	$318,171
Hilton Food Group, Ltd.	1,888	9,913
Hiscox, Ltd.	231,692	1,938,701
HMV Group plc (b) (c)	209,159	3,496
Hochschild Mining plc	69,571	289,594
Hogg Robinson Group plc	81,837	71,120
Home Retail Group plc (c)	434,654	1,027,294
Homeserve plc (c)	170,640	520,293
Hornby plc	1,884	2,312
Howden Joinery Group plc (a)	345,962	1,259,008
Hunting plc (c)	60,412	816,211
Huntsworth plc	31,310	24,997
Hyder Consulting plc	16,799	123,222
ICAP plc	142,794	630,734
IG Group Holdings plc (c)	146,431	1,192,419
Imagination Technologies Group plc (a) (c)	43,337	325,093
Inchcape plc (a)	216,462	1,659,465
Informa plc	293,165	2,352,423
Inmarsat plc (c)	194,647	2,082,589
Innovation Group plc (a)	520,476	201,901
Intermediate Capital Group plc	56,516	363,700
International Ferro Metals, Ltd.	82,765	12,543
International Personal Finance plc	167,310	1,131,987
Interserve plc	82,100	624,206
Invensys plc	257,210	1,376,112
IP Group plc (a) (c)	134,473	305,156
ITE Group plc	123,011	510,985
James Fisher & Sons plc	19,621	308,973
Jardine Lloyd Thompson Group plc	80,781	1,045,525
JD Sports Fashion plc	9,241	97,395
JD Wetherspoon plc	61,195	500,102
JKX Oil & Gas plc	42,658	49,089
John Menzies plc	19,888	215,954
John Wood Group plc	140,393	1,858,134
Johnston Press plc	221,296	50,530
Jupiter Fund Management plc	117,117	585,543
Kcom Group plc	394,746	487,407
Keller Group plc	35,523	440,181
Kier Group plc	20,443	364,629
Kofax plc	34,020	163,978
Ladbrokes plc	533,684	1,838,493
Laird plc (c)	156,521	518,456
Lamprell plc	113,934	227,971
Lancashire Holdings, Ltd.	51,743	636,394
Latchways plc	918	15,101
Laura Ashley Holdings plc	25,157	11,088
Lavendon Group plc	35,714	97,923
London Stock Exchange Group plc	62,061	1,239,082
Lonmin plc (c)	118,905	526,361
Lookers plc	116,930	175,664
Low & Bonar plc	27,256	31,599
LSL Property Services plc	2,076	10,616
Man Group plc	453,330	614,763
Management Consulting Group plc	9,097	4,317
Marshalls plc	72,841	138,273
Marston’s plc	379,392	817,430
Mcbride plc	112,043	202,794

United Kingdom—(Continued)
Mears Group plc	50,306	$261,232
Mecom Group plc (a)	42,085	55,019
Meggitt plc	422,113	3,161,156
Melrose Industries plc	504,489	2,036,165
Michael Page International plc (c)	131,245	844,468
Micro Focus International plc	77,075	802,799
Millennium & Copthorne Hotels plc	87,881	760,173
Mitchells & Butlers plc (c)	110,356	546,968
Mitie Group (c)	176,827	754,895
MJ Gleeson Group plc (a)	1,023	3,178
Mondi plc	92,559	1,262,219
Moneysupermarket.com Group plc	127,149	382,748
Morgan Crucible Co.	177,785	763,924
Morgan Sindall plc	15,921	134,498
Mothercare plc (c)	53,760	257,507
N. Brown Group plc	92,789	577,292
National Express Group plc	318,383	992,064
NCC Group plc	68,996	147,928
New World Resources plc	11,898	39,820
Northgate plc	57,204	272,066
Novae Group plc	22,630	156,518
Ocado Group plc (a) (c)	179,566	432,871
Optos plc (a)	26,295	60,324
Oxford Biomedica plc (a)	67,707	1,597
Oxford Instruments plc	24,218	609,538
Pace plc	164,234	608,927
PayPoint plc	30,239	407,599
Pendragon plc (a)	232,124	80,256
Pennon Group plc	145,591	1,379,607
Persimmon plc	199,016	3,239,550
Petra Diamonds, Ltd. (a)	81,024	156,627
Petropavlovsk plc	81,003	274,151
Phoenix Group Holdings plc	37,103	377,479
Phoenix IT Group, Ltd.	21,830	48,095
Photo-Me International plc	18,363	20,958
Premier Farnell plc	194,041	658,055
Premier Foods plc (a) (c)	126,593	154,640
Premier Oil plc (a)	264,425	1,567,321
Provident Financial plc	36,142	861,661
Punch Taverns plc	322,649	51,520
PV Crystalox Solar plc (a)	94,168	14,646
PZ Cussons plc (c)	133,219	817,918
QinetiQ plc	338,186	1,066,378
Quintain Estates & Development plc (a)	258,845	264,274
Rank Group plc	22,756	57,071
Rathbone Brothers	24,973	553,854
Raven Russia, Ltd.	55,250	60,490
REA Holdings plc	1,120	8,175
Redrow plc	165,562	472,756
Regus plc	350,864	850,862
Renishaw plc	21,312	596,124
Renold plc (a)	60,908	22,232
Renovo Group plc	13,825	3,886
Rentokil Initial plc	708,649	1,081,607
Restaurant Group plc	119,275	848,202
Ricardo plc	8,470	54,067
Rightmove plc	44,965	1,219,243

MSF-116

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
RM plc	49,467	$59,341
Robert Walters plc	16,972	57,498
Rotork plc	45,823	2,026,378
RPC Group plc	92,930	561,527
RPS Group plc (c)	133,244	542,754
Safestore Holdings plc	117,836	212,258
Salamander Energy plc (a)	143,094	451,029
Savills plc	78,859	654,108
SDL plc (a)	52,526	314,486
Senior plc	218,248	792,575
Sepura plc	11,245	17,311
Severfield-Rowen plc	37,540	21,696
Shanks Group plc	246,393	294,303
SIG plc	351,400	849,668
Smiths News plc	99,361	279,546
Soco International plc (a)	106,147	607,300
Spectris plc	75,025	2,811,286
Speedy Hire plc	231,047	171,141
Spirax-Sarco Engineering plc	42,679	1,747,694
Spirent Communications plc	344,790	773,757
Spirit Pub Co. plc (a)	327,364	292,501
Sportech plc (a)	20,264	30,813
Sports Direct International plc	48,604	315,375
ST Modwen Properties plc	91,464	359,570
St. Ives plc	17,784	36,583
St. James’s Place plc	91,335	706,856
Stagecoach Group plc	210,474	993,855
Sthree plc	46,658	246,198
SuperGroup plc (a)	16,025	147,861
Synergy Health plc	30,931	478,686
Synthomer plc	154,465	505,996
T. Clarke plc	1,419	1,193
TalkTalk Telecom Group plc (a)	188,301	780,361
Talvivaara Mining Co. plc (a)	40,983	12,944
Taylor Wimpey plc (a)	1,648,812	2,279,055
Ted Baker plc	6,525	129,138
Telecity Group plc (a)	22,852	314,485
Telecom Plus plc	21,936	334,096
The Vitec Group plc	11,459	114,151
Thomas Cook Group plc (c)	569,043	973,215
Thorntons plc	20,000	20,068
Topps Tiles plc	106,295	102,648
Torotrak plc (a)	15,625	7,000
Travis Perkins plc	125,434	2,778,340
Tribal Group plc	25,502	56,947
Trifast plc	6,100	5,281
Trinity Mirror plc	174,518	249,981
TT electronics plc	95,954	256,734
TUI Travel plc	208,335	1,034,295
Tullett Prebon plc	133,791	527,324
UK Mail Group plc	1,868	10,740
Ultra Electronics Holdings plc	18,523	484,522
Unite Group plc (a)	128,010	626,079
United Business Media, Ltd.	130,376	1,396,389
United Drug plc	114,102	470,347
UTV Media plc	54,341	128,192
Vectura Group plc (a)	199,135	274,825

United Kingdom—(Continued)
Vesuvius plc	143,370	$771,650
Victrex plc	43,917	1,111,566
Vislink plc	37,188	17,517
Volex Group plc (a) (c)	14,989	23,556
VP plc	1,199	6,244
WH Smith plc	85,603	972,587
William Hill plc	427,789	2,413,334
Wincanton plc	67,693	45,019
Wolfson Microelectronics plc (a)	84,440	227,066
Xaar plc	21,952	141,903
Xchanging plc	144,207	291,793
XP Power, Ltd. (c)	3,554	68,322

		176,697,166

United States—0.0%
Biota Pharmaceuticals, Inc. (a)	9,322	37,847

Total Common Stock (Identified Cost $676,181,233)		815,701,137

Preferred Stock—0.0%

United Kingdom—0.0%
REA Holdings plc	67	118

Total Preferred Stock (Identified Cost $119)		118

Rights—0.0%

Australia—0.0%
Bionomics, Ltd, expires 04/03/13 (a)	4,422	92

Hong Kong—0.0%
Haitong International Securities Group, Ltd. (a)	62,789	4,691
Sustainable Forest, expires 04/25/13 (a)	370,001	0

		4,691

Sweden—0.0%
rnb Retail & Brands AB, expires 04/22/13 (a)	117,760	12,650

United Kingdom—0.0%
Severfield-Rowen plc, expires 04/04/13 (a)	87,593	20,630
Talvivaara Mining Co., plc, expires 04/05/13 (a)	40,983	27,095
William Hill plc, expires 04/04/13 (a)	95,064	179,112

		226,837

Total Rights (Identified Cost $225,902)		244,270

MSF-117

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Warrants—0.0%

Security Description	Shares/Principal Amount	Value

Australia—0.0%
Greenland Minerals & Mining, Ltd., expires 10/05/14, strike AUD 0.60 (a)	3,739	$234

Canada—0.0%
Duluth Metals, Ltd., expires 01/18/13 (a) (c)	933	413

Italy—0.0%
Seat Pagine Gialle S.p.A., expires 08/31/14 (a) (c)	402,113	254

Total Warrants (Identified Cost $0)		901

Short Term Investments—19.7%

United States—19.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $3,397,004 on 04/01/13, collateralized by $2,640,000 U.S. Treasury Note at 4.625% due 02/15/40 with a value of $3,465,820.	$3,397,000	3,397,000
State Street Navigator Securities Lending Prime Portfolio (d)	159,161,767	159,161,767

Total Short Term Investments (Identified Cost $162,558,767)		162,558,767

Total Investments—118.4% (Identified Cost $838,966,021) (e)		978,505,193
Liabilities in excess of other assets		(151,923,724)

Net Assets—100.0%		$826,581,469

(a)	Non-Income Producing.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $152,510,446 and the collateral received consisted of cash in the amount of $159,161,767 and non-cash collateral with a value of $1,789,932. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $838,966,021. The aggregate unrealized appreciation and depreciation of investments was $230,738,017 and $(91,198,845), respectively, resulting in net unrealized appreciation of $139,539,172.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar

Ten Largest Industries as of March 28, 2013	% of Net Assets
Machinery	6.1%
Metals & Mining	4.6%
Commercial Banks	4.5%
Hotels, Restaurants & Leisure	4.2%
Construction & Engineering	3.7%
Oil, Gas & Consumable Fuels	3.7%
Media	3.6%
Household Durables	3.3%
Real Estate Management & Development	3.3%
Specialty Retail	3.2%

MSF-118

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$44,506	$50,401,991	$212,898	$50,659,395
Austria	—	7,125,879	—	7,125,879
Belgium	—	9,639,015	—	9,639,015
Canada	75,428,181	—	6,740	75,434,921
China	—	279,787	—	279,787
Denmark	—	12,523,766	—	12,523,766
Finland	87,713	19,344,903	—	19,432,616
France	—	29,040,524	22,470	29,062,994
Germany	—	38,952,072	—	38,952,072
Greece	161,936	6,493,041	15,329	6,670,306
Hong Kong	220,294	22,686,988	250,108	23,157,390
Ireland	—	9,579,427	—	9,579,427
Israel	49,454	8,082,818	—	8,132,272
Italy	—	23,307,738	—	23,307,738
Japan	52,536	189,120,993	461,599	189,635,128
Netherlands	—	14,977,930	—	14,977,930
New Zealand	14,349	7,912,985	—	7,927,334
Norway	—	9,013,273	5,197	9,018,470
Portugal	—	3,967,430	—	3,967,430
Singapore	13,948	15,326,944	—	15,340,892
Spain	55,884	13,588,068	—	13,643,952
Sweden	—	32,394,133	—	32,394,133
Switzerland	—	38,103,277	—	38,103,277
United Kingdom	—	176,693,670	3,496	176,697,166
United States	37,847	—	—	37,847
Total Common Stock	76,166,648	738,556,652	977,837	815,701,137
Total Rights*	244,270	—	—	244,270
Total Warrants*	901	—	—	901
Total Preferred Stock*	118	—	—	118
Short Term Investments
United States	159,161,767	3,397,000	—	162,558,767
Total Investments	$235,573,704	$741,953,652	$977,837	$978,505,193

Collateral for Securities Loaned (Liability)	$—	$(159,161,767)	$—	$(159,161,767)

*	See Schedule of Investments for additional detailed categorizations.

MSF-119

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table details transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$526,884	$1,421,351	$1,421,351	$526,884

Transfers from Level 2 to Level 1 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2012	$400,422
Transfers into level 3	1,912,569
Transfers out of level 3	(198,211)
Accrued discounts/premiums	0
Realized loss	(17,555)
Change in unrealized depreciation	(593,816)
Security purchases	9,667
Security sales	(535,239)
Balance as of March 28, 2013	$977,837

Common stock transfers into level 3 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs. Common stock transfers out of level 3 were due to the resumption of trading activity which resulted in the availability of significant observable inputs. The change in unrealized depreciation on investments held at March 28, 2013 was $(840,221).

MSF-120

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	823,963	$7,860,606
BlackRock Bond Income Portfolio, (Class A) (a)	918,262	106,353,163
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio), (Class A) (a)	265,138	8,036,321
BlackRock High Yield Portfolio, (Class A) (b)	858,423	7,931,831
BlackRock Large Cap Value Portfolio, (Class A) (a)	735,542	8,113,027
Clarion Global Real Estate Portfolio, (Class A) (b)	665,999	8,018,633
Davis Venture Value Portfolio, (Class A) (a)	437,129	16,108,220
Harris Oakmark International Portfolio, (Class A) (b)	488,349	7,789,159
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio), (Class A) (b)	668,015	8,129,741
Jennison Growth Portfolio, (Class A) (a)	642,246	8,053,764
JPMorgan Core Bond Portfolio, (Class A) (b)	3,991,419	42,229,209
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	570,716	7,915,828
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	35,581	8,221,989
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,444,291	15,713,889
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	4,610,845	46,892,293
Met/Templeton International Bond Portfolio, (Class A) (b)	1,292,441	15,651,459
MFS Research International Portfolio, (Class A) (b)	730,568	7,875,523
MFS Value Portfolio, (Class A) (a)	1,047,299	16,212,189
Neuberger Berman Genesis Portfolio, (Class A) (a)	550,294	8,122,340

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	6,640,941	$78,761,561
PIMCO Total Return Portfolio, (Class A) (b)	12,023,764	155,467,275
Pioneer Fund Portfolio, (Class A) (b)	1,005,629	16,281,128
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	422,978	8,053,494
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	595,858	16,260,976
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	905,032	16,163,873
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,659,239	23,594,382
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,859,265	122,254,889

Total Mutual Funds (Identified Cost $724,058,403)		792,066,762

Total Investments—100.0% (Identified Cost $724,058,403) (d)		792,066,762
Liabilities in excess of other assets		(264,843)

Net Assets—100.0%		$791,801,919

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 28, 2013, the aggregate cost of investments was $724,058,403. The aggregate and net unrealized appreciation of investments was $68,008,359.

MSF-121

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013
Baillie Gifford International Equity	846,959	13,918	36,914	823,963
BlackRock Bond Income	1,146,396	5,391	233,525	918,262
BlackRock Capital Appreciation	273,865	5,039	13,766	265,138
BlackRock High Yield	872,776	2,788	17,141	858,423
BlackRock Large Cap Value	795,392	6,826	66,676	735,542
Clarion Global Real Estate	683,680	5,446	23,127	665,999
Davis Venture Value	469,422	4,620	36,913	437,129
Harris Oakmark International	521,734	10,411	43,796	488,349
Invesco Comstock	715,871	7,515	55,371	668,015
Jennison Growth	666,475	9,049	33,278	642,246
JPMorgan Core Bond	0	3,991,419	0	3,991,419
Lord Abbett Bond Debenture	579,509	2,016	10,809	570,716
Met/Artisan Mid Cap Value	39,467	302	4,188	35,581
Met/Eaton Vance Floating Rate	1,454,133	2,622	12,464	1,444,291
Met/Franklin Low Duration Total Return	4,608,697	16,770	14,622	4,610,845
Met/Templeton International Bond	1,315,985	5,625	29,169	1,292,441
MFS Research International	757,762	13,718	40,912	730,568
MFS Value	1,126,366	4,503	83,570	1,047,299
Neuberger Berman Genesis	591,216	4,937	45,859	550,294
PIMCO Inflation Protected Bond	6,545,155	104,958	9,172	6,640,941
PIMCO Total Return	12,702,254	69,332	747,822	12,023,764
Pioneer Fund	1,072,191	6,546	73,108	1,005,629
T. Rowe Price Large Cap Growth	442,961	3,732	23,715	422,978
T. Rowe Price Large Cap Value	638,283	0	42,425	595,858
Third Avenue Small Cap Value	980,671	10,025	85,664	905,032
Western Asset Management Strategic Bond Opportunities	1,668,765	5,934	15,460	1,659,239
Western Asset Management U.S. Government	10,056,638	44,514	241,887	9,859,265

Underlying Portfolio (Class A)	Realized Gain on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Baillie Gifford International Equity	$34,070	$0	$0	$7,860,606
BlackRock Bond Income	3,692,685	0	0	106,353,163
BlackRock Capital Appreciation	4,115	0	0	8,036,321
BlackRock High Yield	24,089	0	0	7,931,831
BlackRock Large Cap Value	56,777	0	0	8,113,027
Clarion Global Real Estate	23,857	0	0	8,018,633
Davis Venture Value	559,652	0	0	16,108,220
Harris Oakmark International	224,067	0	0	7,789,159
Invesco Comstock	62,446	0	0	8,129,741
Jennison Growth	18,518	0	0	8,053,764
JPMorgan Core Bond	0	0	0	42,229,209
Lord Abbett Bond Debenture	16,816	0	0	7,915,828
Met/Artisan Mid Cap Value	219,857	0	0	8,221,989
Met/Eaton Vance Floating Rate	9,609	0	0	15,713,889
Met/Franklin Low Duration Total Return	2,116	0	0	46,892,293
Met/Templeton International Bond	34,972	0	0	15,651,459
MFS Research International	62,506	0	0	7,875,523
MFS Value	409,792	0	0	16,212,189
Neuberger Berman Genesis	45,227	0	0	8,122,340
PIMCO Inflation Protected Bond	15,075	0	0	78,761,561
PIMCO Total Return	728,533	0	0	155,467,275
Pioneer Fund	148,523	0	0	16,281,128
T. Rowe Price Large Cap Growth	236,535	0	0	8,053,494
T. Rowe Price Large Cap Value	112,936	0	0	16,260,976
Third Avenue Small Cap Value	61,379	0	0	16,163,873
Western Asset Management Strategic Bond Opportunities	27,167	0	0	23,594,382
Western Asset Management U.S. Government	131,463	0	0	122,254,889

	$6,962,782	$0	$0	$792,066,762

MSF-122

Metropolitan Series Fund

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$792,066,762	$—	$—	$792,066,762
Total Investments	$792,066,762	$—	$—	$792,066,762

MSF-123

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	3,724,663	$35,533,288
BlackRock Bond Income Portfolio, (Class A) (a)	1,472,691	170,567,082
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio), (Class A) (a)	1,198,088	36,314,034
BlackRock High Yield Portfolio, (Class A) (b)	1,935,152	17,880,809
BlackRock Large Cap Value Portfolio, (Class A) (a)	3,391,942	37,413,125
Clarion Global Real Estate Portfolio, (Class A) (b)	1,506,876	18,142,791
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	1,796,967	19,299,426
Davis Venture Value Portfolio, (Class A) (a)	1,506,412	55,511,274
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	1,185,216	18,785,674
Harris Oakmark International Portfolio, (Class A) (b)	3,352,935	53,479,308
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio), (Class A) (b)	4,604,745	56,039,746
Invesco Small Cap Growth Portfolio, (Class A) (b)	2,117,692	37,546,671
Jennison Growth Portfolio, (Class A) (a)	1,452,633	18,216,018
JPMorgan Core Bond Portfolio, (Class A) (b)	6,394,433	67,653,102
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,282,653	17,790,399
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	82,710	19,112,599
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	3,218,581	35,018,159
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	6,828,653	69,447,406
Met/Templeton International Bond Portfolio, (Class A) (b)	4,366,752	52,881,361
MFS Research International Portfolio, (Class A) (b)	3,324,118	35,833,990
MFS Value Portfolio, (Class A) (a)	4,822,085	74,645,871

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,266,198	$18,689,078
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	10,284,468	121,973,794
PIMCO Total Return Portfolio, (Class A) (b)	21,518,550	278,234,850
Pioneer Fund Portfolio, (Class A) (b)	2,310,814	37,412,082
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,924,679	36,645,884
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	2,741,268	74,809,199
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,757,053	18,747,758
Third Avenue Small Cap Value Portfolio, (ClassA) (b) (c)	2,086,375	37,262,655
Van Eck Global Natural Resources Portfolio, (Class A) (a)	1,325,607	17,577,544
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,466,882	35,079,067
Western Asset Management U.S. Government Portfolio, (Class A) (a)	12,597,093	156,203,953

Total Mutual Funds (Identified Cost $1,557,428,102)		1,779,747,997

Total Investments—100.0% (Identified Cost $1,557,428,102) (d)		1,779,747,997
Liabilities in excess of other assets		(529,409)

Net Assets—100.0%		$1,779,218,588

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,557,428,102. The aggregate unrealized appreciation and depreciation of investments was $222,769,874 and $(449,979), respectively, resulting in net unrealized appreciation of $222,319,895.

MSF-124

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013
Baillie Gifford International Stock	3,748,739	1,642	25,718	3,724,663
BlackRock Bond Income	1,777,846	24,994	330,149	1,472,691
BlackRock Capital Appreciation	1,209,010	565	11,487	1,198,088
BlackRock High Yield	1,937,239	66	2,153	1,935,152
BlackRock Large Cap Value	3,514,437	576	123,071	3,391,942
Clarion Global Real Estate	1,515,989	317	9,430	1,506,876
Clearbridge Aggressive Growth	1,853,345	373	56,751	1,796,967
Davis Venture Value	1,556,243	472	50,303	1,506,412
Goldman Sachs Mid Cap Value	1,233,637	0	48,421	1,185,216
Harris Oakmark International	3,477,710	435	125,210	3,352,935
Invesco Comstock	4,750,258	680	146,193	4,604,745
Invesco Small Cap Growth	2,218,941	207	101,456	2,117,692
Jennison Growth	1,468,699	636	16,702	1,452,633
JPMorgan Core Bond.	0	6,394,433	0	6,394,433
Lord Abbett Bond Debenture	1,283,658	227	1,232	1,282,653
Met/Artisan Mid Cap Value	87,415	15	4,720	82,710
Met/Eaton Vance Floating Rate	3,197,979	23,727	3,125	3,218,581
Met/Franklin Low Duration Total Return	6,742,749	92,576	6,672	6,828,653
Met/Templeton International Bond	4,369,775	1,873	4,896	4,366,752
MFS Research International	3,360,324	166	36,372	3,324,118
MFS Value	4,977,565	791	156,271	4,822,085
Neuberger Berman Genesis	1,304,687	0	38,489	1,266,198
PIMCO Inflation Protected Bond	10,029,146	265,363	10,041	10,284,468
PIMCO Total Return	23,905,773	368,076	2,755,299	21,518,550
Pioneer Fund	2,360,711	112	50,009	2,310,814
T. Rowe Price Large Cap Growth	1,947,638	279	23,238	1,924,679
T. Rowe Price Large Cap Value	2,823,207	315	82,254	2,741,268
T. Rowe Price Mid Cap Growth	1,818,960	0	61,907	1,757,053
Third Avenue Small Cap Value	2,168,343	620	82,588	2,086,375
Van Eck Global Natural Resources	1,343,212	4,336	21,941	1,325,607
Western Asset Management Strategic Bond Opportunities	2,453,698	15,578	2,394	2,466,882
Western Asset Management U.S. Government	12,389,309	220,101	12,317	12,597,093

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Baillie Gifford International Stock	$38,933	$0	$0	$35,533,288
BlackRock Bond Income	1,844,805	0	0	170,567,082
BlackRock Capital Appreciation	4,269	0	0	36,314,034
BlackRock High Yield	6,715	0	0	17,880,809
BlackRock Large Cap Value	148,488	0	0	37,413,125
Clarion Global Real Estate	3,266	0	0	18,142,791
Clearbridge Aggressive Growth	45,531	0	0	19,299,426
Davis Venture Value	471,307	0	0	55,511,274
Goldman Sachs Mid Cap Value	58,018	0	0	18,785,674
Harris Oakmark International	652,797	0	0	53,479,308
Invesco Comstock	184,520	0	0	56,039,746
Invesco Small Cap Growth	0	0	0	37,546,671
Jennison Growth	10,711	0	0	18,216,018
JPMorgan Core Bond.	0	0	0	67,653,102
Lord Abbett Bond Debenture	5,162	0	0	17,790,399
Met/Artisan Mid Cap Value	471,453	0	0	19,112,599
Met/Eaton Vance Floating Rate	2,628	0	0	35,018,159
Met/Franklin Low Duration Total Return	902,956	0	0	69,447,406
Met/Templeton International Bond	10,112	0	0	52,881,361
MFS Research International	68,475	0	0	35,833,990
MFS Value	918,653	0	0	74,645,871
Neuberger Berman Genesis	139,921	0	0	18,689,078
PIMCO Inflation Protected Bond	8,760	0	0	121,973,794

MSF-125

Metropolitan Series Fund

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
PIMCO Total Return	$1,480,061	$0	$0	$278,234,850
Pioneer Fund	219,719	0	0	37,412,082
T. Rowe Price Large Cap Growth	79,301	0	0	36,645,884
T. Rowe Price Large Cap Value	221,441	0	0	74,809,199
T. Rowe Price Mid Cap Growth	261,714	0	0	18,747,758
Third Avenue Small Cap Value	70,390	0	0	37,262,655
Van Eck Global Natural Resources	74,936	0	0	17,577,544
Western Asset Management Strategic Bond Opportunities	4,299	0	0	35,079,067
Western Asset Management U.S. Government	(3,483)	0	0	156,203,953

	$8,405,858	$0	$0	$1,779,747,997

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,779,747,997	$—	$—	$1,779,747,997
Total Investments	$1,779,747,997	$—	$—	$1,779,747,997

MSF-126

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Alliant Techsystems, Inc.	18,068	$1,308,665
BE Aerospace, Inc. (a)	57,746	3,481,506
Esterline Technologies Corp. (a)	17,085	1,293,335
Exelis, Inc.	103,814	1,130,534
Huntington Ingalls Industries, Inc. (a)	27,348	1,458,469
Triumph Group, Inc.	27,631	2,169,034

		10,841,543

Air Freight & Logistics—0.1%
UTi Worldwide, Inc.	57,209	828,386

Airlines—0.4%
Alaska Air Group, Inc. (a) (b)	38,781	2,480,433
JetBlue Airways Corp. (a) (b)	123,825	854,392

		3,334,825

Auto Components—0.2%
Gentex Corp. (b)	78,919	1,579,169

Automobiles—0.1%
Thor Industries, Inc. (b)	24,237	891,679

Biotechnology—2.0%
Regeneron Pharmaceuticals, Inc. (a)	42,115	7,429,086
United Therapeutics Corp. (a) (b)	25,730	1,566,185
Vertex Pharmaceuticals, Inc. (a)	120,291	6,613,599

		15,608,870

Building Products—0.6%
Fortune Brands Home & Security, Inc. (a)	90,537	3,388,800
Lennox International, Inc.	25,214	1,600,837

		4,989,637

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a)	28,987	4,451,534
Apollo Investment Corp. (b)	111,856	935,116
Eaton Vance Corp. (b)	64,113	2,681,847
Federated Investors, Inc. (Class B) (b)	51,815	1,226,461
Greenhill & Co., Inc.	14,164	756,074
Janus Capital Group, Inc. (b)	104,952	986,549
Raymond James Financial, Inc.	62,276	2,870,924
SEI Investments Co.	74,240	2,141,824
Waddell & Reed Financial, Inc. (Class A)	47,190	2,065,978

		18,116,307

Chemicals—2.6%
Albemarle Corp.	48,977	3,062,042
Ashland, Inc.	40,495	3,008,779
Cabot Corp.	33,051	1,130,344
Cytec Industries, Inc.	24,713	1,830,739
Intrepid Potash, Inc. (a) (b)	29,574	554,808
Minerals Technologies, Inc.	19,336	802,637
NewMarket Corp. (b)	5,918	1,540,811
Olin Corp. (b)	44,203	1,114,800
RPM International, Inc.	72,968	2,304,329

Chemicals—(Continued)
Sensient Technologies Corp.	27,560	$1,077,320
The Scotts Miracle-Gro Co.	21,403	925,466
Valspar Corp.	46,117	2,870,783

		20,222,858

Commercial Banks—3.5%
Associated Banc-Corp.	92,618	1,406,867
BancorpSouth, Inc.	45,879	747,828
Bank of Hawaii Corp. (b)	24,736	1,256,836
Cathay General Bancorp (b)	40,394	812,727
City National Corp. (b)	26,133	1,539,495
Commerce Bancshares, Inc.	42,498	1,735,193
Cullen/Frost Bankers, Inc. (b)	33,914	2,120,642
East West Bancorp, Inc.	77,253	1,983,085
FirstMerit Corp. (b)	60,457	999,354
Fulton Financial Corp.	109,401	1,279,992
Hancock Holding Co.	46,795	1,446,901
International Bancshares Corp. (b)	30,003	624,062
Prosperity Bancshares, Inc. (b)	24,511	1,161,576
Signature Bank (a)	25,455	2,004,836
SVB Financial Group (a)	24,676	1,750,516
Synovus Financial Corp.	434,080	1,202,402
TCF Financial Corp. (b)	89,864	1,344,366
Trustmark Corp. (b)	36,974	924,720
Valley National Bancorp (b)	109,738	1,123,717
Webster Finanical Corp.	44,226	1,072,923
Westamerica Bancorp (b)	14,977	678,907

		27,216,945

Commercial Services & Supplies—1.9%
Clean Harbors, Inc. (a)	29,139	1,692,684
Copart, Inc. (a)	58,471	2,004,386
Corrections Corp. of America (a)	55,269	2,159,360
Deluxe Corp. (b)	27,994	1,158,952
Herman Miller, Inc. (b)	32,183	890,504
HNI Corp. (b)	24,782	879,513
Mine Safety Appliances Co.	17,140	850,487
Rollins, Inc.	36,298	891,116
RR Donnelley & Sons Co. (b)	99,402	1,197,794
The Brink’s Co.	26,335	744,227
Waste Connections, Inc. (b)	67,992	2,446,352

		14,915,375

Communications Equipment—0.8%
ADTRAN, Inc. (b)	34,218	672,384
Ciena Corp. (a) (b)	55,967	896,032
InterDigital, Inc. (b)	22,683	1,084,928
Plantronics, Inc.	23,485	1,037,802
Polycom, Inc. (a)	97,589	1,081,286
Riverbed Technology, Inc. (a)	90,065	1,342,869
Tellabs, Inc.	184,588	385,789

		6,501,090

Computers & Peripherals—0.7%
Diebold, Inc.	34,870	1,057,258
Lexmark International, Inc. (Class A) (b)	34,825	919,380

MSF-127

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
NCR Corp. (a)	90,250	$2,487,290
QLogic Corp. (a)	50,115	581,334

		5,045,262

Construction & Engineering—0.9%
AECOM Technology Corp. (a)	57,748	1,894,134
Granite Construction, Inc.	19,645	625,497
KBR, Inc.	81,382	2,610,735
URS Corp.	42,341	2,007,387

		7,137,753

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	25,296	2,580,698

Containers & Packaging—1.6%
Aptargroup, Inc. (b)	36,504	2,093,504
Greif, Inc.	16,748	898,028
Packaging Corp. of America	54,126	2,428,634
Rock-Tenn Co.	39,583	3,672,907
Silgan Holdings, Inc.	24,926	1,177,753
Sonoco Products Co.	55,685	1,948,418

		12,219,244

Distributors—0.5%
LKQ Corp. (a)	164,496	3,579,433

Diversified Consumer Services—0.7%
DeVry, Inc. (b)	31,344	995,172
Matthews International Corp. (b)	15,256	532,282
Regis Corp. (b)	31,204	567,601
Service Corp. International	116,391	1,947,221
Sotheby’s (b)	37,442	1,400,705
Strayer Education, Inc. (b)	6,261	302,907

		5,745,888

Diversified Financial Services—0.5%
CBOE Holdings, Inc.	48,114	1,777,331
MSCI, Inc. (a)	66,284	2,249,016

		4,026,347

Diversified Telecommunication Services—0.3%
tw telecom, inc. (a) (b)	83,840	2,111,930

Electric Utilities—2.1%
Cleco Corp.	33,562	1,578,421
Great Plains Energy, Inc.	84,656	1,963,172
Hawaiian Electric Industries, Inc. (b)	54,084	1,498,668
IDACORP, Inc. (b)	27,644	1,334,376
NV Energy, Inc.	129,602	2,595,928
OGE Energy Corp.	54,465	3,811,461
PNM Resources, Inc.	43,914	1,022,757
Westar Energy, Inc. (b)	69,895	2,319,116

		16,123,899

Electrical Equipment—1.7%
Acuity Brands, Inc. (b)	23,596	$1,636,383
AMETEK, Inc.	134,125	5,815,660
General Cable Corp. (a)	27,403	1,003,772
Hubbell, Inc. (Class B)	29,421	2,857,073
Regal-Beloit Corp.	24,796	2,022,362

		13,335,250

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (a)	58,447	2,374,117
Avnet, Inc. (a)	75,522	2,733,896
Ingram Micro, Inc. (a)	82,966	1,632,771
Itron, Inc. (a) (b)	21,667	1,005,349
National Instruments Corp.	52,395	1,715,936
Tech Data Corp. (a)	20,818	949,509
Trimble Navigation, Ltd. (a)	140,760	4,217,170
Vishay Intertechnology, Inc. (a) (b)	72,731	989,869

		15,618,617

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (a)	31,485	1,654,222
CARBO Ceramics, Inc. (b)	10,844	987,563
Dresser-Rand Group, Inc. (a)	41,839	2,579,793
Dril-Quip, Inc. (a)	20,105	1,752,553
Helix Energy Solutions Group, Inc. (a)	54,288	1,242,109
Oceaneering International, Inc.	59,625	3,959,696
Oil States International, Inc. (a)	30,252	2,467,656
Patterson-UTI Energy, Inc. (b)	80,451	1,917,952
Superior Energy Services, Inc. (a)	87,916	2,283,178
Tidewater, Inc. (b)	27,234	1,375,317
Unit Corp. (a)	24,120	1,098,666

		21,318,705

Food & Staples Retailing—0.4%
Harris Teeter Supermarkets, Inc. (b)	27,272	1,164,787
SUPERVALU, Inc. (b)	110,083	554,818
United Natural Foods, Inc. (a)	27,169	1,336,715

		3,056,320

Food Products—2.0%
Flowers Foods, Inc.	63,283	2,084,542
Green Mountain Coffee Roasters, Inc. (a) (b)	68,094	3,865,016
Hillshire Brands Co.	67,777	2,382,362
Ingredion, Inc.	42,598	3,080,687
Lancaster Colony Corp. (b)	10,691	823,207
Post Holdings, Inc. (a)	18,011	773,212
Smithfield Foods, Inc. (a)	68,819	1,822,327
Tootsie Roll Industries, Inc. (b)	11,582	346,416

		15,177,769

Gas Utilities—1.7%
Atmos Energy Corp.	49,873	2,129,078
Energen Corp.	39,818	2,070,934
National Fuel Gas Co. (b)	46,029	2,823,879
Questar Corp.	96,533	2,348,648

MSF-128

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
UGI Corp.	62,396	$2,395,383
WGL Holdings, Inc. (b)	28,485	1,256,189

		13,024,111

Health Care Equipment & Supplies—2.4%
Hill-Rom Holdings, Inc.	33,263	1,171,523
Hologic, Inc. (a)	147,585	3,335,421
IDEXX Laboratories, Inc. (a) (b)	30,090	2,780,015
Masimo Corp. (a) (b)	28,785	564,762
ResMed, Inc. (a) (b)	79,110	3,667,540
STERIS Corp.	32,233	1,341,215
Teleflex, Inc.	22,590	1,909,081
The Cooper Cos., Inc.	26,631	2,872,952
Thoratec Corp. (a)	31,758	1,190,925

		18,833,434

Health Care Providers & Services—3.1%
Community Health Systems, Inc. (a)	50,811	2,407,933
Health Management Associates, Inc. (a)	141,820	1,825,224
Health Net, Inc. (a)	43,692	1,250,465
Henry Schein, Inc. (a)	48,280	4,468,314
HMS Holdings Corp. (a) (b)	47,989	1,302,901
LifePoint Hospitals, Inc. (a)	25,883	1,254,290
MEDNAX, Inc. (a) (b)	27,576	2,471,637
Omnicare, Inc. (b)	57,688	2,349,055
Owens & Minor, Inc. (b)	34,891	1,136,051
Universal Health Services, Inc. (Class B)	49,031	3,131,610
VCA Antech, Inc. (a) (b)	48,726	1,144,574
WellCare Health Plans, Inc. (a)	23,826	1,380,955

		24,123,009

Health Care Technology—0.2%
Allscripts Heathcare Solutions, Inc. (a)	94,971	1,290,656

Hotels, Restaurants & Leisure—1.3%
Bally Technologies, Inc. (a) (b)	22,715	1,180,499
Bob Evans Farms, Inc.	15,370	655,069
Brinker International, Inc. (b)	39,023	1,469,216
International Speedway Corp.	14,076	460,004
Life Time Fitness, Inc. (a) (b)	21,898	936,796
Panera Bread Co. (a)	15,487	2,559,072
Scientific Games Corp. (a)	29,080	254,450
The Cheesecake Factory, Inc. (b)	27,002	1,042,547
The Wendy’s Co. (b)	155,239	880,205
WMS Industries, Inc. (a)	30,189	761,065

		10,198,923

Household Durables—2.3%
Jarden Corp. (a)	61,098	2,618,049
KB Home (b)	45,164	983,220
MDC Holdings, Inc.	21,479	787,205
Mohawk Industries, Inc. (a)	32,105	3,631,718
NVR, Inc. (a)	2,590	2,797,485
Tempur-Pedic International, Inc. (a) (b)	32,961	1,635,854
Toll Brothers, Inc. (a) (b)	82,956	2,840,414

Household Durables—(Continued)
Tupperware Brands Corp.	29,780	$2,434,217

		17,728,162

Household Products—1.1%
Church & Dwight Co., Inc.	76,079	4,916,986
Energizer Holdings, Inc. (a)	34,122	3,402,987

		8,319,973

Industrial Conglomerates—0.3%
Carisle Cos., Inc.	34,992	2,372,108

Insurance—4.6%
Alleghany Corp. (a)	9,298	3,681,264
American Financial Group, Inc.	41,283	1,955,988
Arthur J. Gallagher & Co.	69,394	2,866,666
Aspen Insurance Holdings, Ltd.	38,565	1,487,838
Brown & Brown, Inc.	65,074	2,084,971
Everest Re Group, Ltd.	28,171	3,658,286
Fidelity National Financial, Inc.	118,466	2,988,897
First American Financial Corp.	59,291	1,516,071
HCC Insurance Holdings, Inc.	55,462	2,331,068
Kemper Corp.	30,024	979,083
Mercury General Corp.	19,984	757,993
Old Republic International Corp.	133,046	1,691,015
Primerica, Inc.	25,217	826,613
Protective Life Corp. (b)	43,082	1,542,336
Reinsurance Group of America, Inc.	40,759	2,432,089
StanCorp Financial Group, Inc.	24,489	1,047,150
The Hanover Insurance Group, Inc. (b)	24,613	1,222,774
W.R. Berkley Corp.	60,743	2,695,167

		35,765,269

Internet & Catalog Retail—0.1%
HSN, Inc.	20,346	1,116,182

Internet Software & Services—1.5%
AOL, Inc. (a) (b)	42,514	1,636,364
Equinix, Inc. (a)	26,907	5,820,253
Monster Worldwide, Inc. (a) (b)	64,413	326,574
Rackspace Hosting, Inc. (a) (b)	60,857	3,072,061
ValueClick, Inc. (a) (b)	39,241	1,159,572

		12,014,824

IT Services—3.1%
Acxiom Corp. (a)	40,701	830,300
Alliance Data Systems Corp. (a) (b)	27,497	4,451,489
Broadridge Financial Solutions, Inc.	67,180	1,668,751
Convergys Corp. (a) (b)	58,581	997,635
CoreLogic, Inc. (a)	53,949	1,395,121
DST Systems, Inc.	16,596	1,182,797
Gartner, Inc. (a)	51,474	2,800,700
Global Payments, Inc.	43,402	2,155,343
Jack Henry & Associates, Inc.	47,504	2,195,160
Lender Processing Services, Inc.	46,813	1,191,859
Mantech International Corp. (a) (b)	13,070	351,191

MSF-129

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
NeuStar, Inc. (a)	36,463	$1,696,623
VeriFone Systems, Inc. (a)	59,523	1,230,936
WEX, Inc. (a)	21,337	1,674,955

		23,822,860

Leisure Equipment & Products—0.4%
Polaris Industries, Inc. (b)	35,091	3,245,567

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. (a)	11,093	1,397,718
Charles River Laboratories International, Inc. (a)	26,563	1,175,944
Covance, Inc. (a) (c)	30,386	2,258,287
Mettler-Toledo International, Inc. (a) (b)	16,708	3,562,480
Techne Corp.	19,093	1,295,460

		9,689,889

Machinery—5.2%
AGCO Corp. (a)	53,497	2,788,264
CLARCOR, Inc. (b)	27,353	1,432,750
Crane Co.	26,557	1,483,474
Donaldson Co., Inc.	74,384	2,691,957
Gardner Denver, Inc.	27,094	2,035,030
Graco, Inc.	33,544	1,946,558
Harsco Corp.	44,462	1,101,324
IDEX Corp.	45,497	2,430,450
ITT Corp.	50,886	1,446,689
Kennametal, Inc. (b)	43,674	1,705,033
Lincoln Electric Holdings, Inc.	45,729	2,477,597
Nordson Corp.	31,292	2,063,707
Oshkosh Corp. (a)	48,165	2,046,531
SPX Corp.	25,904	2,045,380
Terex Corp. (a)	61,030	2,100,653
Timken Co.	43,900	2,483,862
Trinity Industries, Inc.	43,619	1,977,249
Valmont Industries, Inc.	12,947	2,036,175
Wabtec Corp.	26,311	2,686,616
Woodward, Inc.	33,323	1,324,922

		40,304,221

Marine—0.4%
Kirby Corp. (a) (b)	31,270	2,401,536
Matson, Inc.	23,525	578,715

		2,980,251

Media—1.2%
AMC Networks, Inc. (a)	31,932	2,017,464
Cinemark Holdings, Inc.	56,402	1,660,475
DreamWorks Animation SKG, Inc. (a) (b)	39,532	749,527
John Wiley & Sons, Inc.	25,867	1,007,778
Lamar Advertising Co. (Class A) (a)	30,536	1,484,355
Meredith Corp. (b)	19,812	758,007
Scholastic Corp. (b)	14,641	390,183
The New York Times Co. (Class A) (a) (b)	67,253	659,079
Valassis Communications, Inc. (a) (b)	21,581	644,624

		9,371,492

Metals & Mining—1.6%
Carpenter Technology Corp.	24,403	$1,202,824
Commercial Metals Co.	64,233	1,018,093
Compass Minerals International, Inc. (b)	18,346	1,447,499
Reliance Steel & Aluminum Co.	42,044	2,992,272
Royal Gold, Inc.	35,859	2,547,065
Steel Dynamics, Inc.	121,352	1,925,856
Worthington Industries, Inc.	29,158	903,315

		12,036,924

Multi-Utilities—1.1%
Alliant Energy Corp.	61,191	3,070,564
Black Hills Corp. (b)	24,381	1,073,739
MDU Resources Group, Inc.	104,105	2,601,584
Vectren Corp.	45,320	1,605,235

		8,351,122

Multiline Retail—0.2%
Big Lots, Inc. (a)	31,918	1,125,748
Saks, Inc. (a) (b)	55,899	641,161

		1,766,909

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	28,090	1,323,882

Oil, Gas & Consumable Fuels—2.7%
Alpha Natural Resources, Inc. (a) (b)	121,686	999,042
Arch Coal, Inc. (b)	117,014	635,386
Bill Barrett Corp. (a) (b)	26,530	537,763
Cimarex Energy Co.	47,637	3,593,735
Forest Oil Corp. (a) (b)	65,801	346,113
HollyFrontier Corp.	112,220	5,773,719
Northern Oil & Gas, Inc. (a) (b)	32,625	469,148
Plains Exploration & Production Co. (a)	71,120	3,376,066
Quicksilver Resources, Inc. (a) (b)	65,790	148,028
Rosetta Resources, Inc. (a) (b)	29,018	1,380,677
SM Energy Co.	36,500	2,161,530
World Fuel Services Corp. (b)	39,807	1,581,134

		21,002,341

Paper & Forest Products—0.4%
Domtar Corp.	19,173	1,488,208
Louisiana-Pacific Corp. (a)	76,794	1,658,751

		3,146,959

Pharmaceuticals—0.3%
Endo Pharmaceuticals Holdings, Inc. (a)	62,902	1,934,866

Professional Services—0.8%
FTI Consulting, Inc. (a) (b)	22,514	847,877
Manpower, Inc.	42,376	2,403,567
The Corporate Executive Board Co.	18,401	1,070,202
Towers Watson & Co.	31,117	2,157,031

		6,478,677

MSF-130

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—9.7%
Alexandria Real Estate Equities, Inc.	35,141	$2,494,308
American Campus Communities, Inc.	57,703	2,616,254
BioMed Realty Trust, Inc.	101,531	2,193,070
BRE Properties, Inc.	42,418	2,064,908
Camden Property Trust	46,577	3,198,908
Corporate Office Properties Trust (b)	47,188	1,258,976
Duke Realty Corp.	177,339	3,011,216
Equity One, Inc.	34,086	817,041
Essex Property Trust, Inc. (b)	20,899	3,146,972
Extra Space Storage, Inc.	56,780	2,229,751
Federal Realty Investment Trust	35,794	3,867,184
Highwoods Properties, Inc. (b)	44,411	1,757,343
Home Properties, Inc. (b)	28,412	1,801,889
Hospitality Properties Trust	75,880	2,082,147
Kilroy Realty Corp. (b)	41,308	2,164,539
Liberty Property Trust	65,923	2,620,439
Mack-Cali Realty Corp. (b)	46,043	1,317,290
National Retail Properties, Inc.	63,850	2,309,455
Omega Healthcare Investors, Inc. (b)	62,283	1,890,912
Potlatch Corp.	22,272	1,021,394
Rayonier, Inc.	68,734	4,101,358
Realty Income Corp. (b)	106,954	4,850,364
Regency Centers Corp.	49,837	2,636,876
Senior Housing Properties Trust	103,676	2,781,627
SL Green Realty Corp. (b)	50,319	4,332,969
Taubman Centers, Inc.	34,924	2,712,198
The Macerich Co.	75,730	4,875,497
UDR, Inc.	137,927	3,336,454
Weingarten Realty Investors (b)	61,631	1,944,458

		75,435,797

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (a)	23,716	847,847
Jones Lang LaSalle, Inc.	24,288	2,414,470

		3,262,317

Road & Rail—2.1%
Con-way, Inc.	30,873	1,087,038
Genesee & Wyoming, Inc. (a)	27,247	2,536,968
J.B. Hunt Transport Services, Inc. (b)	49,902	3,716,701
Kansas City Southern	60,730	6,734,957
Landstar System, Inc.	25,633	1,463,388
Werner Enterprises, Inc. (b)	24,639	594,786

		16,133,838

Semiconductors & Semiconductor Equipment—1.9%
Atmel Corp. (a)	242,215	1,685,816
Cree, Inc. (a) (b)	64,311	3,518,455
Cypress Semiconductor Corp. (b)	74,044	816,705
Fairchild Semiconductor International, Inc. (a)	70,033	990,267
Integrated Device Technology, Inc. (a)	80,277	599,669
International Rectifier Corp. (a) (b)	38,139	806,640
Intersil Corp.	69,640	606,564
MEMC Electronic Materials, Inc. (a) (b)	127,532	561,141
RF Micro Devices, Inc. (a)	154,139	820,019

Semiconductors & Semiconductor Equipment—(Continued)
Semtech Corp. (a)	36,504	$1,291,877
Silicon Laboratories, Inc. (a)	21,288	880,472
Skyworks Solutions, Inc. (a)	105,843	2,331,721

		14,909,346

Software—4.2%
ACI Worldwide, Inc. (a) (b)	21,750	1,062,705
Advent Software, Inc. (a) (b)	17,538	490,538
ANSYS, Inc. (a)	51,239	4,171,879
Cadence Design Systems, Inc. (a) (b)	155,309	2,163,454
CommVault Systems, Inc. (a)	23,666	1,940,139
Compuware Corp. (a)	116,997	1,462,463
Concur Technologies, Inc. (a) (b)	25,143	1,726,318
FactSet Research Systems, Inc. (b)	22,413	2,075,444
Fair Isaac Corp.	19,568	894,062
Informatica Corp. (a)	59,454	2,049,379
Mentor Graphics Corp. (a)	52,086	940,152
MICROS Systems, Inc. (a) (b)	43,742	1,990,699
PTC, Inc. (a)	65,911	1,680,071
Rovi Corp. (a)	57,316	1,227,136
SolarWinds, Inc. (a)	33,891	2,002,958
Solera Holdings, Inc.	37,978	2,215,257
Synopsys, Inc. (a)	84,790	3,042,265
TIBCO Software, Inc. (a)	85,736	1,733,582

		32,868,501

Specialty Retail—3.8%
Aaron’s, Inc.	38,847	1,114,132
Advance Auto Parts, Inc.	40,607	3,356,169
Aeropostale, Inc. (a) (b)	43,149	586,826
American Eagle Outfitters, Inc.	99,349	1,857,826
ANN, Inc. (a)	26,667	773,876
Ascena Retail Group, Inc. (a)	69,977	1,298,073
Barnes & Noble, Inc. (a) (b)	20,805	342,242
Cabela’s, Inc. (a) (b)	25,492	1,549,404
Chico’s FAS, Inc.	91,372	1,535,050
Dick’s Sporting Goods, Inc. (b)	54,096	2,558,741
Foot Locker, Inc.	83,097	2,845,241
Guess?, Inc. (b)	33,812	839,552
Office Depot, Inc. (a) (b)	157,563	619,223
Rent-A-Center, Inc. (b)	32,092	1,185,479
Signet Jewelers, Ltd. (b)	44,650	2,991,550
Tractor Supply Co.	38,156	3,973,184
Williams-Sonoma, Inc. (b)	47,568	2,450,703

		29,877,271

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc. (a) (b)	28,139	1,611,520
Deckers Outdoor Corp. (a) (b)	18,966	1,056,217
Hanesbrands, Inc.	54,206	2,469,625
Under Armour, Inc. (a) (b)	42,743	2,188,442

		7,325,804

Thrifts & Mortgage Finance—0.9%
Astoria Financial Corp.	45,272	446,382
First Niagara Financial Group, Inc.	194,390	1,722,295

MSF-131

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Principal Amount	Value

Thrifts & Mortgage Finance—(Continued)
New York Community Bancorp, Inc. (b)	242,773	$3,483,793
Washington Federal, Inc.	57,999	1,014,982

		6,667,452

Tobacco—0.1%
Universal Corp. (b)	12,857	720,506

Trading Companies & Distributors—1.0%
GATX Corp.	25,857	1,343,788
MSC Industrial Direct Co.	25,764	2,210,036
United Rentals, Inc. (a)	51,279	2,818,807
Watsco, Inc. (b)	16,388	1,379,542

		7,752,173

Water Utilities—0.3%
Aqua America, Inc. (b)	77,376	2,432,701

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	55,392	1,167,109

Total Common Stock (Identified Cost $550,425,174)		740,919,225

Mutual Funds—2.1%

Exchange Traded Funds—2.1%
SPDR S&P MidCap 400 ETF Trust (b)	78,600	16,483,992

Total Mutual Funds (Identified Cost $15,812,309)		16,483,992

Short Term Investments—22.0%

Discount Notes—1.8%
Federal Home Loan Bank 0.010%, 09/04/13	$4,175,000	4,172,558
Federal Home Loan Mortgage Corp. 0.010%, 05/21/13	7,000,000	6,999,133
0.010%, 07/15/13	1,075,000	1,074,627
0.010%, 09/10/13	1,250,000	1,249,212

		13,495,530

Security Description	Shares/Principal Amount	Value

Mutual Funds—19.5%
State Street Navigator Securities Lending Prime Portfolio (d)	151,729,409	$151,729,409

U.S. Treasury—0.7%
U.S. Treasury Bills 0.010%, 04/04/13	$5,200,000	5,199,960
0.010%, 07/11/13	400,000	399,904

		5,599,864

Total Short Term Investments (Identified Cost $170,824,803)		170,824,803

Total Investments—119.4% (Identified Cost $737,062,286) (e)		928,228,020
Liabilities in excess of other assets		(150,922,857)

Net Assets—100.0%		$777,305,163

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $152,459,477 and the collateral received consisted of cash in the amount of $151,729,409 and non-cash collateral with a value of $3,848,063. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $1,040,480.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $737,062,286. The aggregate unrealized appreciation and depreciation of investments was $227,481,423 and $(36,315,689), respectively, resulting in net unrealized appreciation of $191,165,734.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P Mid Cap 400 Index Futures	06/21/13	170	$18,935,943	$631,057

MSF-132

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$740,919,225	$—	$—	$740,919,225
Total Mutual Funds*	16,483,992	—	—	16,483,992
Short Term Investments
Discount Notes	—	13,495,530	—	13,495,530
Mutual Funds	151,729,409	—	—	151,729,409
U.S. Treasury	—	5,599,864	—	5,599,864
Total Short Term Investments	151,729,409	19,095,394	—	170,824,803
Total Investments	$909,132,626	$19,095,394	$—	$928,228,020

Collateral for Securities Loaned (Liability)	$—	$(151,729,409)	$—	$(151,729,409)

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$631,057	$—	$—	$631,057

*	See Schedule of Investments for additional detailed categorizations.

MSF-133

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	16,583,802	$158,209,474
BlackRock Bond Income Portfolio, (Class A) (a)	2,874,720	332,950,125
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio), (Class A) (a)	3,552,825	107,686,114
BlackRock High Yield Portfolio, (Class A) (b)	5,710,836	52,768,123
BlackRock Large Cap Value Portfolio, (Class A) (a)	20,222,981	223,059,484
Clarion Global Real Estate Portfolio, (Class A) (b)	8,925,487	107,462,857
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	10,689,211	114,802,125
Davis Venture Value Portfolio, (Class A) (a)	7,489,977	276,005,656
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,536,898	56,059,829
Harris Oakmark International Portfolio, (Class A) (b)	9,979,481	159,172,727
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio), (Class A) (b)	18,284,531	222,522,737
Invesco Small Cap Growth Portfolio, (Class A) (b)	9,484,863	168,166,614
Janus Forty Portfolio, (Class A) (b)	1,300,328	106,340,784
Jennison Growth Portfolio, (Class A) (a)	12,916,133	161,968,307
JPMorgan Core Bond Portfolio, (Class A)	12,422,730	131,432,483
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	4,463,293	56,594,561
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	3,794,367	52,627,873
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	247,693	57,236,982
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,657,916	53,954,255
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	9,467,905	103,010,806
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b)	14,953,355	152,075,616
Met/Templeton International Bond Portfolio, (Class A) (b)	12,895,531	156,164,884
MFS Emerging Markets Equity Portfolio, (Class A) (b)	4,668,255	50,463,838

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio, (Class A) (b)	14,812,576	$159,679,565
MFS Value Portfolio, (Class A) (a)	17,990,246	278,489,002
Neuberger Berman Genesis Portfolio, (Class A) (a)	7,549,237	111,426,739
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	12,765,724	151,401,488
PIMCO Total Return Portfolio, (Class A) (b)	38,242,919	494,480,940
Pioneer Fund Portfolio, (Class A) (b)	3,443,069	55,743,281
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	8,533,252	162,473,111
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	8,168,097	222,907,356
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	5,238,670	55,896,605
Third Avenue Small Cap Value Portfolio, (ClassA) (b) (c)	9,334,613	166,716,191
Van Eck Global Natural Resources Portfolio, (Class A) (a)	7,769,315	103,021,113
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	3,633,531	51,668,813
Western Asset Management U.S. Government Portfolio, (Class A) (a)	20,314,992	251,905,897

Total Mutual Funds (Identified Cost $4,624,870,505)		5,326,546,355

Total Investments—100.0% (Identified Cost $4,624,870,505) (d)		5,326,546,355
Liabilities in excess of other assets		(1,385,137)

Net Assets—100.0%		$5,325,161,218

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 28, 2013, the aggregate cost of investments was $4,624,870,505. The aggregate unrealized appreciation and depreciation of investments was $703,884,577 and $(2,208,727), respectively, resulting in net unrealized appreciation of $701,675,850.

MSF-134

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013
Baillie Gifford International Stock	16,618,294	2,533	37,025	16,583,802
BlackRock Bond Income	3,496,586	15,487	637,353	2,874,720
BlackRock Capital Appreciation	3,560,218	578	7,971	3,552,825
BlackRock High Yield	5,712,500	4,751	6,415	5,710,836
BlackRock Large Cap Value	20,712,416	0	489,435	20,222,981
Clarion Global Real Estate	8,934,584	1,799	10,896	8,925,487
ClearBridge Aggressive Growth	10,912,136	0	222,925	10,689,211
Davis Venture Value	7,687,496	0	197,519	7,489,977
Goldman Sachs Mid Cap Value	3,648,557	0	111,659	3,536,898
Harris Oakmark International	10,237,841	62	258,422	9,979,481
Invesco Comstock	18,770,093	0	485,562	18,284,531
Invesco Small Cap Growth	9,846,142	0	361,279	9,484,863
Janus Forty	1,302,096	1,053	2,821	1,300,328
Jennison Growth	12,942,274	1,347	27,488	12,916,133
JPMorgan Core Bond	0	12,422,730	0	12,422,730
Loomis Sayles Small Cap Growth	4,543,325	0	80,032	4,463,293
Lord Abbett Bond Debenture	3,794,654	3,986	4,273	3,794,367
Met/Artisan Mid Cap Value	257,563	0	9,870	247,693
Met/Dimensional International Small Company	3,708,215	0	50,299	3,657,916
Met/Eaton Vance Floating Rate	9,440,512	38,267	10,874	9,467,905
Met/Franklin Low Duration Total Return	14,878,966	91,795	17,406	14,953,355
Met/Templeton International Bond	12,891,592	18,559	14,620	12,895,531
MFS Emerging Markets Equity	4,669,149	13,630	14,524	4,668,255
MFS Research International	14,884,215	77	71,716	14,812,576
MFS Value	18,431,074	0	440,828	17,990,246
Neuberger Berman Genesis	7,720,802	0	171,565	7,549,237
PIMCO Inflation Protected Bond	12,674,671	106,031	14,978	12,765,724
PIMCO Total Return	43,144,204	196,688	5,097,973	38,242,919
Pioneer Fund	3,500,927	0	57,858	3,443,069
T. Rowe Price Large Cap Growth	8,549,302	446	16,496	8,533,252
T. Rowe Price Large Cap Value	8,363,548	0	195,451	8,168,097
T. Rowe Price Mid Cap Growth	5,369,143	0	130,473	5,238,670
Third Avenue Small Cap Value	9,615,593	0	280,980	9,334,613
Van Eck Global Natural Resources	7,771,341	12,745	14,771	7,769,315
Western Asset Management Strategic Bond Opportunities	3,625,244	12,449	4,162	3,633,531
Western Asset Management U.S. Government	20,184,552	154,242	23,802	20,314,992

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Baillie Gifford International Stock	$8,165	$0	$0	$158,209,474
BlackRock Bond Income	8,088,688	0	0	332,950,125
BlackRock Capital Appreciation	5,933	0	0	107,686,114
BlackRock High Yield	6,652	0	0	52,768,123
BlackRock Large Cap Value	1,376,465	0	0	223,059,484
Clarion Global Real Estate	6,579	0	0	107,462,857
ClearBridge Aggressive Growth	352,643	0	0	114,802,125
Davis Venture Value	(155,504)	0	0	276,005,656
Goldman Sachs Mid Cap Value	142,970	0	0	56,059,829
Harris Oakmark International	2,180,962	0	0	159,172,727
Invesco Comstock	627,263	0	0	222,522,737
Invesco Small Cap Growth	536,678	0	0	168,166,614
Janus Forty	22,654	0	0	106,340,784
Jennison Growth	127,972	0	0	161,968,307
JPMorgan Core Bond	0	0	0	131,432,483
Loomis Sayles Small Cap Growth	63,044	0	0	56,594,561
Lord Abbett Bond Debenture	15,166	0	0	52,627,873
Met/Artisan Mid Cap Value	929,773	0	0	57,236,982
Met/Dimensional International Small Company	171,551	0	0	53,954,255

MSF-135

Metropolitan Series Fund

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Met/Eaton Vance Floating Rate	$9,174	$0	$0	$103,010,806
Met/Franklin Low Duration Total Return	2,812	0	0	152,075,616
Met/Templeton International Bond	30,679	0	0	156,164,884
MFS Emerging Markets Equity	18,135	0	0	50,463,838
MFS Research International	190,108	0	0	159,679,565
MFS Value	2,613,516	0	0	278,489,002
Neuberger Berman Genesis	637,422	0	0	111,426,739
PIMCO Inflation Protected Bond	20,206	0	0	151,401,488
PIMCO Total Return	10,847,724	0	0	494,480,940
Pioneer Fund	212,505	0	0	55,743,281
T. Rowe Price Large Cap Growth	143,978	0	0	162,473,111
T. Rowe Price Large Cap Value	545,410	0	0	222,907,356
T. Rowe Price Mid Cap Growth	560,408	0	0	55,896,605
Third Avenue Small Cap Value	251,911	0	0	166,716,191
Van Eck Global Natural Resources	49,456	0	0	103,021,113
Western Asset Management Strategic Bond Opportunities	8,725	0	0	51,668,813
Western Asset Management U.S. Government	14,393	0	0	251,905,897

	$30,664,216	$0	$0	$5,326,546,355

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,326,546,355	$—	$—	$5,326,546,355
Total Investments	$5,326,546,355	$—	$—	$5,326,546,355

MSF-136

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	12,622,075	$120,414,597
BlackRock Bond Income Portfolio, (Class A) (a)	792,294	91,763,529
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio), (Class A) (a)	3,044,345	92,274,104
BlackRock Large Cap Value Portfolio, (Class A) (a)	11,480,990	126,635,315
Clarion Global Real Estate Portfolio, (Class A) (b)	7,644,082	92,034,748
ClearBridge Aggressive Growth Portfolio, (Class A) (b)	12,137,726	130,359,178
Davis Venture Value Portfolio, (Class A) (a)	4,264,014	157,128,921
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	4,010,346	63,563,989
Harris Oakmark International Portfolio, (Class A) (b)	7,605,595	121,309,246
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio), (Class A) (b)	13,011,057	158,344,569
Invesco Small Cap Growth Portfolio, (Class A) (b)	7,163,154	127,002,720
Janus Forty Portfolio, (Class A) (b)	1,115,329	91,211,594
Jennison Growth Portfolio, (Class A) (a)	12,264,649	153,798,694
JPMorgan Core Bond Portfolio, (Class A) (b)	3,386,165	35,825,631
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio), (Class A) (b)	3,747,677	63,860,418
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	5,070,243	64,290,679
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,319,110	59,906,060
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	139,550	32,247,160
Met/Dimensional International Small Company Portfolio, (Class A) (a)	4,191,449	61,823,872
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,685,907	29,222,669
Met/Templeton International Bond Portfolio, (Class A) (b)	4,899,514	59,333,115

Affiliated Investment Companies—(Continued)
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,328,363	$57,599,602
MFS Research International Portfolio, (Class A) (b)	11,309,335	121,914,629
MFS Value Portfolio, (Class A) (a)	12,280,107	190,096,060
Morgan Stanley Mid Cap Growth Portfolio, (Class A) (b) (c)	2,419,518	31,308,563
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,147,371	31,695,203
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	4,867,387	57,727,207
PIMCO Total Return Portfolio, (Class A) (b)	11,846,943	153,180,978
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	6,544,160	124,600,802
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	5,809,175	158,532,396
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	2,977,744	31,772,525
Third Avenue Small Cap Value Portfolio, (Class A) (b) (c)	3,539,310	63,212,070
Van Eck Global Natural Resources Portfolio, (Class A) (a)	6,666,856	88,402,517
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,063,867	29,348,188

Total Mutual Funds (Identified Cost $2,515,627,927)		3,071,741,548

Total Investments—100.0% (Identified Cost $2,515,627,927) (d)		3,071,741,548
Liabilities in excess of other assets		(835,818)

Net Assets—100.0%		$3,070,905,730

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 28, 2013, the aggregate cost of investments was $2,515,627,927. The aggregate unrealized appreciation and depreciation of investments was $556,540,337 and $(426,716), respectively, resulting in net unrealized appreciation of $556,113,621.

MSF-137

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013
Baillie Gifford International Stock	12,632,605	8,203	18,733	12,622,075
BlackRock Bond Income	985,971	10,506	204,183	792,294
BlackRock Capital Appreciation	3,045,908	1,904	3,467	3,044,345
BlackRock Large Cap Value	11,836,500	0	355,510	11,480,990
Clarion Global Real Estate	7,646,359	6,481	8,758	7,644,082
ClearBridge Aggressive Growth	12,427,536	0	289,810	12,137,726
Davis Venture Value	4,392,498	0	128,484	4,264,014
Goldman Sachs Mid Cap Value	4,166,355	0	156,009	4,010,346
Harris Oakmark International	7,791,262	252	185,919	7,605,595
Invesco Comstock	13,410,738		399,681	13,011,057
Invesco Small Cap Growth	7,472,791	0	309,637	7,163,154
Janus Forty	1,114,196	2,425	1,292	1,115,329
Jennison Growth	12,272,631	6,049	14,031	12,264,649
JPMorgan Core Bond	0	3,386,165	0	3,386,165
JPMorgan Small Cap Value	3,886,644		138,967	3,747,677
Loomis Sayles Small Cap Growth	5,189,908	0	119,665	5,070,243
Lord Abbett Bond Debenture	4,305,232	18,910	5,032	4,319,110
Met/Artisan Mid Cap Value	147,016	0	7,466	139,550
Met/Dimensional International Small Company	4,233,128	0	41,679	4,191,449
Met/Eaton Vance Floating Rate	2,662,369	26,730	3,192	2,685,907
Met/Templeton International Bond	4,883,098	22,151	5,735	4,899,514
MFS Emerging Markets Equity	5,317,007	21,899	10,543	5,328,363
MFS Research International	11,329,964	767	21,396	11,309,335
MFS Value	12,633,319	0	353,212	12,280,107
Morgan Stanley Mid Cap Growth	2,423,591	250	4,323	2,419,518
Neuberger Berman Genesis	2,200,088	0	52,717	2,147,371
PIMCO Inflation Protected Bond	4,769,195	101,001	2,809	4,867,387
PIMCO Total Return	13,274,368	143,716	1,571,141	11,846,943
T. Rowe Price Large Cap Growth	6,554,263	1,510	11,613	6,544,160
T. Rowe Price Large Cap Value	5,973,587		164,412	5,809,175
T. Rowe Price Mid Cap Growth	3,068,100	0	90,356	2,977,744
Third Avenue Small Cap Value	3,651,232	0	111,922	3,539,310
Van Eck Global Natural Resources	6,662,349	12,262	7,755	6,666,856
Western Asset Management Strategic Bond Opportunities	2,048,013	18,300	2,446	2,063,867

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Baillie Gifford International Stock	$(66,100)	$0	$0	$120,414,597
BlackRock Bond Income	1,960,662	0	0	91,763,529
BlackRock Capital Appreciation	2,429	0	0	92,274,104
BlackRock Large Cap Value	1,050,888	0	0	126,635,315
Clarion Global Real Estate	(16,501)	0	0	92,034,748
ClearBridge Aggressive Growth	479,279	0	0	130,359,178
Davis Venture Value	(115,486)	0	0	157,128,921
Goldman Sachs Mid Cap Value	214,783	0	0	63,563,989
Harris Oakmark International	437,931	0	0	121,309,246
Invesco Comstock	538,092	0	0	158,344,569
Invesco Small Cap Growth	457,805	0	0	127,002,720
Janus Forty	38,018	0	0	91,211,594
Jennison Growth	5,885	0	0	153,798,694
JPMorgan Core Bond	0	0	0	35,825,631
JPMorgan Small Cap Value	318,491	0	0	63,860,418
Loomis Sayles Small Cap Growth	111,555	0	0	64,290,679
Lord Abbett Bond Debenture	9,068	0	0	59,906,060
Met/Artisan Mid Cap Value	443,177	0	0	32,247,160
Met/Dimensional International Small Company	185,164	0	0	61,823,872
Met/Eaton Vance Floating Rate	1,590	0	0	29,222,669

MSF-138

Metropolitan Series Fund

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
Met/Templeton International Bond	$11,690	$0	$0	$59,333,115
MFS Emerging Markets Equity	50,343	0	0	57,599,602
MFS Research International	(24,945)	0	0	121,914,629
MFS Value	533,808	0	0	190,096,060
Morgan Stanley Mid Cap Growth	1,207	0	0	31,308,563
Neuberger Berman Genesis	202,061	0	0	31,695,203
PIMCO Inflation Protected Bond	1,843	0	0	57,727,207
PIMCO Total Return	1,346,609	0	0	153,180,978
T. Rowe Price Large Cap Growth	106,282	0	0	124,600,802
T. Rowe Price Large Cap Value	482,173	0	0	158,532,396
T. Rowe Price Mid Cap Growth	121,152	0	0	31,772,525
Third Avenue Small Cap Value	114,395	0	0	63,212,070
Van Eck Global Natural Resources	26,020	0	0	88,402,517
Western Asset Management Strategic Bond Opportunities	3,604	0	0	29,348,188

	$9,032,972	$0	$0	$3,071,741,548

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,071,741,548	$—	$—	$3,071,741,548
Total Investments	$3,071,741,548	$—	$—	$3,071,741,548

MSF-139

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	135,149	$9,529,356
Honeywell International, Inc.	318,835	24,024,217
L-3 Communications Holdings, Inc.	36,569	2,959,163
Lockheed Martin Corp.	108,915	10,512,476
Northrop Grumman Corp.	96,460	6,766,669
Precision Castparts Corp.	59,576	11,296,801
Raytheon Co.	132,350	7,780,857
Rockwell Collins, Inc. (a)	55,555	3,506,632
Textron, Inc. (a)	110,460	3,292,813
The Boeing Co.	276,839	23,766,628
United Technologies Corp.	343,047	32,050,881

		135,486,493

Air Freight & Logistics—0.7%
C. H. Robinson Worldwide, Inc.	65,515	3,895,522
Expeditors International of Washington, Inc.	84,000	2,999,640
FedEx Corp.	118,965	11,682,363
United Parcel Service, Inc. (Class B)	290,888	24,987,279

		43,564,804

Airlines—0.1%
Southwest Airlines Co.	296,180	3,992,506

Auto Components—0.3%
BorgWarner, Inc. (b)	47,041	3,638,151
Delphi Automotive plc	119,281	5,296,077
Johnson Controls, Inc.	278,373	9,762,541
The Goodyear Tire & Rubber Co. (b)	99,825	1,258,793

		19,955,562

Automobiles—0.4%
Ford Motor Co.	1,595,520	20,981,088
Harley-Davidson, Inc.	91,974	4,902,214

		25,883,302

Beverages—2.4%
Beam, Inc.	65,219	4,144,015
Brown-Forman Corp. (Class B)	61,654	4,402,096
Coca-Cola Enterprises, Inc.	106,748	3,941,136
Constellation Brands, Inc. (b)	62,005	2,953,918
Dr. Pepper Snapple Group, Inc.	82,835	3,889,103
Molson Coors Brewing Co.	63,486	3,106,370
Monster Beverage Corp. (b)	58,587	2,796,944
PepsiCo., Inc.	627,584	49,648,170
The Coca-Cola Co.	1,559,124	63,050,975

		137,932,727

Biotechnology—1.8%
Alexion Pharmaceuticals, Inc. (b)	79,409	7,316,745
Amgen, Inc.	304,452	31,209,375
Biogen Idec, Inc. (b)	96,129	18,544,245
Celgene Corp. (b)	170,340	19,744,109
Gilead Sciences, Inc. (b)	619,290	30,301,860

		107,116,334

Building Products—0.1%
Masco Corp.	145,046	$2,937,182

Capital Markets—2.1%
Ameriprise Financial, Inc.	82,770	6,096,010
BlackRock, Inc.	51,162	13,142,495
E*TRADE Financial Corp. (b)	116,083	1,243,249
Franklin Resources, Inc.	56,195	8,474,768
Invesco, Ltd.	179,365	5,194,410
Legg Mason, Inc. (a)	46,687	1,500,987
Morgan Stanley	558,470	12,275,171
Northern Trust Corp.	88,530	4,830,197
State Street Corp.	185,853	10,982,054
T. Rowe Price Group, Inc.	105,363	7,888,528
The Bank of New York Mellon Corp.	473,292	13,247,443
The Charles Schwab Corp. (a)	447,086	7,908,951
The Goldman Sachs Group, Inc.	177,999	26,192,553

		118,976,816

Chemicals—2.4%
Air Products & Chemicals, Inc.	84,459	7,358,068
Airgas, Inc. (a)	27,794	2,756,053
CF Industries Holdings, Inc.	25,630	4,879,183
E. I. du Pont de Nemours & Co. (a)	380,056	18,683,553
Eastman Chemical Co.	62,627	4,375,748
Ecolab, Inc.	107,986	8,658,317
FMC Corp.	56,002	3,193,794
International Flavors & Fragrances, Inc.	33,180	2,543,911
LyondellBasell Industries NV	154,457	9,775,584
Monsanto Co.	217,962	23,023,326
PPG Industries, Inc.	58,108	7,782,986
Praxair, Inc.	120,486	13,439,008
Sigma-Aldrich Corp. (a)	48,996	3,806,009
The Dow Chemical Co.	489,919	15,599,021
The Mosaic Co.	112,557	6,709,523
The Sherwin-Williams Co.	34,912	5,896,288

		138,480,372

Commercial Banks—2.7%
BB&T Corp.	284,680	8,936,105
Comerica, Inc. (a)	76,341	2,744,459
Fifth Third Bancorp	356,053	5,807,224
First Horizon National Corp. (a)	99,012	1,057,448
Huntington Bancshares, Inc.	342,517	2,531,201
KeyCorp	375,814	3,743,107
M&T Bank Corp.	49,746	5,131,797
PNC Financial Services Group, Inc.	214,961	14,294,906
Regions Financial Corp.	574,950	4,708,841
SunTrust Banks, Inc.	219,234	6,316,132
U.S. Bancorp	758,001	25,718,974
Wells Fargo & Co.	1,994,038	73,759,466
Zions Bancorp (a)	74,925	1,872,376

		156,622,036

Commercial Services & Supplies—0.6%
Avery Dennison Corp.	40,721	1,753,853
Cintas Corp.	42,628	1,881,174

MSF-140

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Iron Mountain, Inc.	68,064	$2,471,404
Pitney Bowes, Inc. (a)	81,904	1,217,093
Republic Services, Inc.	120,949	3,991,317
Stericycle, Inc. (b)	35,020	3,718,424
The ADT Corp.	94,467	4,623,215
Tyco International, Ltd.	189,570	6,066,240
Waste Management, Inc. (a)	177,883	6,974,792

		32,697,512

Communications Equipment—1.9%
Cisco Systems, Inc.	2,168,978	45,353,330
F5 Networks, Inc. (b)	31,970	2,847,887
Harris Corp.	45,906	2,127,284
JDS Uniphase Corp. (b)	95,653	1,278,881
Juniper Networks, Inc. (b)	209,729	3,888,376
Motorola Solutions, Inc.	112,266	7,188,392
QUALCOMM, Inc.	698,913	46,792,225

		109,476,375

Computers & Peripherals—4.1%
Apple, Inc. (c)	381,997	169,083,332
Dell, Inc.	594,082	8,513,195
EMC Corp. (b)	856,055	20,451,154
Hewlett-Packard Co.	794,342	18,937,113
NetApp, Inc. (b)	146,608	5,008,129
SanDisk Corp. (b)	98,380	5,410,900
Seagate Technology plc	129,922	4,749,949
Western Digital Corp.	88,109	4,430,121

		236,583,893

Construction & Engineering—0.2%
Fluor Corp.	66,106	4,384,811
Jacobs Engineering Group, Inc. (b)	53,025	2,982,126
Quanta Services, Inc. (b)	86,744	2,479,144

		9,846,081

Construction Materials—0.0%
Vulcan Materials Co.	52,830	2,731,311

Consumer Finance—0.9%
American Express Co.	390,941	26,372,880
Capital One Financial Corp.	236,851	13,014,962
Discover Financial Services	201,520	9,036,157
SLM Corp.	184,413	3,776,778

		52,200,777

Containers & Packaging—0.1%
Ball Corp.	60,789	2,892,341
Bemis Co., Inc. (a)	41,898	1,691,003
Owens-Illinois, Inc. (b)	66,743	1,778,701
Sealed Air Corp.	79,159	1,908,523

		8,270,568

Distributors—0.1%
Genuine Parts Co. (a)	62,998	$4,913,844

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a) (b)	40,743	708,521
H&R Block, Inc.	110,358	3,246,732

		3,955,253

Diversified Financial Services—3.7%
Bank of America Corp.	4,401,549	53,610,867
Citigroup, Inc.	1,236,128	54,686,303
CME Group, Inc.	124,841	7,663,989
IntercontinentalExchange, Inc. (b)	29,554	4,819,371
JPMorgan Chase & Co.	1,556,964	73,893,511
Leucadia National Corp.	119,320	3,272,948
Moody’s Corp.	78,826	4,203,002
NYSE Euronext	98,849	3,819,525
The McGraw-Hill Cos., Inc.	114,226	5,948,890
The NASDAQ OMX Group, Inc.	47,850	1,545,555

		213,463,961

Diversified Telecommunication Services—2.6%
AT&T, Inc.	2,233,916	81,962,378
CenturyLink, Inc. (a)	254,576	8,943,255
Frontier Communications Corp. (a)	406,085	1,616,218
Verizon Communications, Inc.	1,162,709	57,147,148
Windstream Corp. (a)	240,201	1,909,598

		151,578,597

Electric Utilities—1.9%
American Electric Power Co., Inc.	197,563	9,607,489
Duke Energy Corp.	286,644	20,807,488
Edison International	132,536	6,669,212
Entergy Corp.	72,446	4,581,485
Exelon Corp.	347,810	11,992,489
FirstEnergy Corp. (a)	170,125	7,179,275
NextEra Energy, Inc.	172,424	13,393,896
Northeast Utilities	127,868	5,557,143
Pepco Holdings, Inc.	93,590	2,002,826
Pinnacle West Capital Corp.	44,647	2,584,615
PPL Corp.	237,094	7,423,413
Southern Co.	353,486	16,585,563

		108,384,894

Electrical Equipment—0.7%
Eaton Corp. plc	191,637	11,737,766
Emerson Electric Co.	293,730	16,410,695
Rockwell Automation, Inc.	56,871	4,910,811
Roper Industries, Inc.	40,228	5,121,427

		38,180,699

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. (Class A)	64,963	4,849,488
Corning, Inc.	598,953	7,984,044
FLIR Systems, Inc.	58,971	1,533,836
Jabil Circuit, Inc.	74,827	1,382,803

MSF-141

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Molex, Inc. (a)	56,316	$1,648,932
TE Connectivity, Ltd.	170,956	7,168,185

		24,567,288

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	179,722	8,340,898
Cameron International Corp. (b)	100,824	6,573,725
Diamond Offshore Drilling, Inc.	28,278	1,967,018
Ensco plc	94,558	5,673,480
FMC Technologies, Inc. (b)	96,705	5,259,785
Halliburton Co.	379,049	15,317,370
Helmerich & Payne, Inc.	43,229	2,624,000
Nabors Industries, Ltd. (b)	118,390	1,920,286
National Oilwell Varco, Inc.	173,552	12,278,804
Noble Corp.	102,803	3,921,934
Rowan Cos. plc (b)	50,544	1,787,236
Schlumberger, Ltd.	540,318	40,464,415

		106,128,951

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	177,211	18,803,859
CVS Caremark Corp.	500,834	27,540,862
Safeway, Inc.	97,466	2,568,229
Sysco Corp. (a)	238,373	8,383,578
The Kroger Co.	210,892	6,988,961
Wal-Mart Stores, Inc.	680,400	50,914,332
Walgreen Co.	349,855	16,681,086
Whole Foods Market, Inc.	70,113	6,082,303

		137,963,210

Food Products—1.9%
Archer-Daniels-Midland Co.	267,907	9,036,503
Campbell Soup Co. (a)	72,903	3,306,880
ConAgra Foods, Inc.	168,351	6,028,649
Dean Foods Co. (b)	75,630	1,371,172
General Mills, Inc.	263,027	12,969,862
H.J. Heinz Co.	130,437	9,426,682
Hormel Foods Corp. (a)	54,689	2,259,750
Kellogg Co.	101,577	6,544,606
Kraft Foods Group, Inc.	241,038	12,420,688
McCormick & Co., Inc. (a)	53,973	3,969,714
Mead Johnson Nutrition Co.	82,383	6,380,563
Mondelez International, Inc.	723,384	22,142,784
The Hershey Co.	61,075	5,345,895
The J.M. Smucker Co.	43,631	4,326,450
Tyson Foods, Inc.	115,376	2,863,632

		108,393,830

Gas Utilities—0.1%
AGL Resources, Inc.	47,950	2,011,502
Oneok, Inc.	83,365	3,974,010

		5,985,512

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.	222,077	$16,131,673
Becton, Dickinson & Co.	78,901	7,543,725
Boston Scientific Corp. (b)	552,183	4,312,549
C.R. Bard, Inc.	30,944	3,118,536
CareFusion Corp. (b)	90,547	3,168,239
Covidien plc	192,021	13,026,705
DENTSPLY International, Inc.	58,109	2,464,984
Edwards Lifesciences Corp. (b)	46,415	3,813,456
Intuitive Surgical, Inc. (b)	16,324	8,018,186
Medtronic, Inc.	411,407	19,319,673
St. Jude Medical, Inc.	115,068	4,653,350
Stryker Corp.	117,638	7,674,703
Varian Medical Systems, Inc. (a) (b)	44,386	3,195,792
Zimmer Holdings, Inc.	68,891	5,181,981

		101,623,552

Health Care Providers & Services—1.9%
Aetna, Inc.	133,426	6,820,737
AmerisourceBergen Corp.	93,631	4,817,315
Cardinal Health, Inc.	138,657	5,770,904
CIGNA Corp.	116,322	7,255,003
Coventry Health Care, Inc.	54,755	2,575,128
DaVita HealthCare Partners, Inc. (b)	34,333	4,071,551
Express Scripts Holding Co. (b)	332,955	19,194,856
Humana, Inc.	64,418	4,451,928
Laboratory Corp. of America Holdings (a) (b)	37,872	3,416,054
McKesson Corp.	94,736	10,227,699
Patterson Cos., Inc.	34,027	1,294,387
Quest Diagnostics, Inc.	64,361	3,633,178
Tenet Healthcare Corp. (b)	42,422	2,018,439
UnitedHealth Group, Inc.	416,926	23,852,336
WellPoint, Inc.	123,677	8,191,128

		107,590,643

Health Care Technology—0.1%
Cerner Corp. (b)	59,544	5,641,794

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	180,708	6,198,284
Chipotle Mexican Grill, Inc. (a) (b)	12,624	4,113,783
Darden Restaurants, Inc.	52,621	2,719,453
International Game Technology	107,554	1,774,641
Marriott International, Inc.	99,105	4,185,204
McDonald’s Corp.	407,923	40,665,844
Starbucks Corp.	304,805	17,361,693
Starwood Hotels & Resorts Worldwide, Inc.	78,802	5,022,052
Wyndham Worldwide Corp.	55,581	3,583,863
Wynn Resorts, Ltd.	32,452	4,061,692
Yum! Brands, Inc.	183,351	13,190,271

		102,876,780

Household Durables—0.4%
D.R. Horton, Inc. (a)	113,718	2,763,348
Garmin, Ltd. (a)	44,556	1,472,130
Harman International Industries, Inc.	27,635	1,233,350

MSF-142

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Leggett & Platt, Inc. (a)	58,077	$1,961,841
Lennar Corp. (Class A) (a)	67,161	2,785,838
Newell Rubbermaid, Inc.	116,503	3,040,728
Pulte Group, Inc. (b)	138,391	2,801,034
Stanley Black & Decker, Inc.	65,188	5,278,273
Whirlpool Corp.	31,950	3,784,797

		25,121,339

Household Products—2.2%
Clorox Co.	53,274	4,716,347
Colgate-Palmolive Co.	178,838	21,108,249
Kimberly-Clark Corp.	157,680	15,449,487
The Procter & Gamble Co.	1,111,201	85,629,149

		126,903,232

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.	131,459	3,482,349
The AES Corp.	251,794	3,165,050

		6,647,399

Industrial Conglomerates—2.4%
3M Co.	258,225	27,451,900
Danaher Corp.	235,858	14,658,574
General Electric Co.	4,229,883	97,794,895

		139,905,369

Insurance—4.1%
ACE, Ltd.	138,030	12,280,529
Aflac, Inc.	190,270	9,897,845
American International Group, Inc. (b)	600,548	23,313,273
Aon plc	126,744	7,794,756
Assurant, Inc.	32,059	1,442,976
Berkshire Hathaway, Inc. (Class B) (b)	741,954	77,311,607
Cincinnati Financial Corp. (a)	59,759	2,820,027
Genworth Financial, Inc. (b)	200,429	2,004,290
Hartford Financial Services Group, Inc. (a)	177,602	4,582,132
Lincoln National Corp.	110,427	3,601,024
Loews Corp.	125,937	5,550,044
Marsh & McLennan Cos., Inc.	223,071	8,470,006
MetLife, Inc. (d)	444,858	16,913,501
Principal Financial Group, Inc. (a)	112,191	3,817,860
Prudential Financial, Inc.	189,156	11,158,312
The Allstate Corp.	194,219	9,530,326
The Chubb Corp.	106,161	9,292,272
The Progressive Corp.	226,013	5,711,349
The Travelers Cos., Inc.	153,747	12,943,960
Torchmark Corp.	38,098	2,278,260
Unum Group	109,750	3,100,438
XL Group plc	119,985	3,635,546

		237,450,333

Internet & Catalog Retail—1.1%
Amazon.com, Inc. (b)	147,925	39,420,533
Expedia, Inc.	38,001	2,280,440
Netflix, Inc. (b)	22,778	4,314,381

Internet & Catalog Retail—(Continued)
priceline.com, Inc. (b)	20,287	$13,956,036
TripAdvisor, Inc. (a) (b)	44,762	2,350,900

		62,322,290

Internet Software & Services—2.2%
Akamai Technologies, Inc. (a) (b)	72,360	2,553,584
eBay, Inc. (b)	474,664	25,736,282
Google, Inc. (Class A) (b)	108,624	86,250,715
VeriSign, Inc. (a) (b)	62,060	2,934,197
Yahoo!, Inc. (b)	394,233	9,276,303

		126,751,081

IT Services—3.8%
Accenture plc	262,107	19,912,269
Automatic Data Processing, Inc.	197,299	12,828,381
Cognizant Technology Solutions Corp. (Class A) (b)	122,761	9,404,720
Computer Sciences Corp.	62,435	3,073,675
Fidelity National Information Services, Inc.	119,269	4,725,438
Fiserv, Inc. (b)	54,308	4,769,872
International Business Machines Corp.	426,167	90,901,421
MasterCard, Inc.	42,950	23,241,533
Paychex, Inc. (a)	131,679	4,617,982
SAIC, Inc. (a) (b)	115,427	1,564,036
Teradata Corp. (b)	67,445	3,946,207
The Western Union Co.	231,367	3,479,760
Total System Services, Inc.	65,362	1,619,670
Visa, Inc. (Class A)	209,783	35,629,545

		219,714,509

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	46,610	2,048,043
Mattel, Inc.	140,143	6,136,862

		8,184,905

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	141,142	5,923,730
Life Technologies Corp. (b)	69,991	4,523,518
PerkinElmer, Inc.	46,265	1,556,355
Thermo Fisher Scientific, Inc.	145,477	11,127,536
Waters Corp. (b)	34,938	3,281,027

		26,412,166

Machinery—1.7%
Caterpillar, Inc.	266,465	23,174,461
Cummins, Inc.	71,821	8,317,590
Deere & Co.	158,466	13,624,907
Dover Corp.	71,057	5,178,634
Flowserve Corp.	19,576	3,283,091
Illinois Tool Works, Inc.	168,947	10,295,630
Ingersoll-Rand plc	112,112	6,167,281
Joy Global, Inc.	43,203	2,571,443
PACCAR, Inc.	143,786	7,269,820
Pall Corp.	45,190	3,089,640
Parker Hannifin Corp.	60,676	5,556,708

MSF-143

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Pentair, Ltd.	83,854	$4,423,299
Snap-On, Inc.	23,704	1,960,321
Xylem, Inc.	75,727	2,087,036

		96,999,861

Media—3.5%
Cablevision Systems Corp. (Class A) (a)	87,249	1,305,245
CBS Corp. (Class B)	238,019	11,113,107
Comcast Corp. (Class A)	1,073,711	45,106,599
DIRECTV (b)	233,137	13,197,886
Discovery Communications, Inc. (Series A) (b)	99,767	7,855,654
Gannett Co., Inc. (a)	93,474	2,044,276
News Corp. (Class A)	813,461	24,826,830
Omnicom Group, Inc. (a)	106,336	6,263,190
Scripps Networks Interactive, Inc. (a)	35,008	2,252,415
The Interpublic Group of Cos., Inc.	168,373	2,193,900
The Walt Disney Co.	734,428	41,715,510
The Washington Post Co. (Class B) (a)	1,843	823,821
Time Warner Cable, Inc.	120,211	11,547,469
Time Warner, Inc.	380,260	21,910,581
Viacom, Inc. (Class B)	185,240	11,405,227

		203,561,710

Metals & Mining—0.6%
Alcoa, Inc. (a)	434,988	3,706,098
Allegheny Technologies, Inc.	43,719	1,386,329
Cliffs Natural Resources, Inc. (a)	61,630	1,171,586
Freeport-McMoRan Copper & Gold, Inc.	386,257	12,785,107
Newmont Mining Corp.	202,065	8,464,503
Nucor Corp.	129,227	5,963,826
United States Steel Corp. (a)	58,692	1,144,494

		34,621,943

Multi-Utilities—1.3%
Ameren Corp.	98,700	3,456,474
CenterPoint Energy, Inc.	173,971	4,168,345
CMS Energy Corp.	107,735	3,010,116
Consolidated Edison, Inc.	119,138	7,270,992
Dominion Resources, Inc.	234,435	13,639,428
DTE Energy Co.	70,189	4,796,716
Integrys Energy Group, Inc.	31,892	1,854,839
NiSource, Inc.	126,587	3,714,062
PG&E Corp.	178,432	7,945,577
Public Service Enterprise Group, Inc.	205,817	7,067,756
SCANA Corp.	53,865	2,755,733
Sempra Energy	92,040	7,357,678
TECO Energy, Inc. (a)	83,074	1,480,379
Wisconsin Energy Corp.	93,156	3,995,461
Xcel Energy, Inc.	198,627	5,899,222

		78,412,778

Multiline Retail—0.8%
Dollar General Corp. (b)	123,019	6,222,301
Dollar Tree, Inc. (b)	92,424	4,476,094
Family Dollar Stores, Inc.	39,100	2,308,855

Multiline Retail—(Continued)
J.C. Penney Co., Inc. (a)	57,970	$875,927
Kohl’s Corp. (a)	86,080	3,970,870
Macy’s, Inc.	160,793	6,727,579
Nordstrom, Inc.	60,904	3,363,728
Target Corp.	264,735	18,121,111

		46,066,465

Office Electronics—0.1%
Xerox Corp.	497,841	4,281,433

Oil, Gas & Consumable Fuels—8.9%
Anadarko Petroleum Corp.	203,624	17,806,919
Apache Corp.	159,363	12,296,449
Cabot Oil & Gas Corp.	85,600	5,787,416
Chesapeake Energy Corp. (a)	211,815	4,323,144
Chevron Corp.	790,265	93,899,287
ConocoPhillips	496,684	29,850,708
Consol Energy, Inc.	92,801	3,122,754
Denbury Resources, Inc. (b)	151,919	2,833,289
Devon Energy Corp.	153,595	8,665,830
EOG Resources, Inc.	110,543	14,157,242
EQT Corp.	61,242	4,149,146
Exxon Mobil Corp.	1,822,590	164,233,585
Hess Corp.	120,868	8,655,357
Kinder Morgan (Delaware), Inc.	256,991	9,940,412
Marathon Oil Corp.	287,886	9,707,516
Marathon Petroleum Corp.	134,823	12,080,141
Murphy Oil Corp.	73,682	4,695,754
Newfield Exploration Co. (b)	55,005	1,233,212
Noble Energy, Inc.	73,048	8,448,732
Occidental Petroleum Corp.	327,673	25,679,733
Peabody Energy Corp.	109,682	2,319,774
Phillips 66	252,822	17,689,955
Pioneer Natural Resources Co. (a)	53,843	6,689,993
QEP Resources, Inc.	72,632	2,312,603
Range Resources Corp.	66,242	5,368,252
Southwestern Energy Co. (b)	142,797	5,320,616
Spectra Energy Corp.	271,787	8,357,450
Tesoro Corp.	55,902	3,273,062
The Williams Cos., Inc.	277,238	10,385,336
Valero Energy Corp.	224,926	10,231,884
WPX Energy, Inc. (a) (b)	81,411	1,304,204

		514,819,755

Paper & Forest Products—0.2%
International Paper Co.	179,477	8,360,038
MeadWestvaco Corp.	71,459	2,593,962

		10,954,000

Personal Products—0.2%
Avon Products, Inc.	175,845	3,645,267
The Estee Lauder Cos., Inc.	97,515	6,243,885

		9,889,152

MSF-144

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—6.3%
Abbott Laboratories	638,931	$22,567,043
AbbVie, Inc.	642,995	26,221,336
Actavis, Inc. (b)	52,001	4,789,812
Allergan, Inc.	125,108	13,965,806
Bristol-Myers Squibb Co.	666,055	27,434,805
Eli Lilly & Co.	406,088	23,061,738
Forest Laboratories, Inc. (b)	95,322	3,626,049
Hospira, Inc. (b)	67,284	2,208,934
Johnson & Johnson	1,137,100	92,707,763
Merck & Co., Inc.	1,229,460	54,379,016
Mylan, Inc. (b)	160,905	4,656,591
Perrigo Co.	35,939	4,267,037
Pfizer, Inc.	2,924,418	84,398,703

		364,284,633

Professional Services—0.1%
Equifax, Inc.	48,998	2,821,795
Robert Half International, Inc.	56,767	2,130,465
The Dun & Bradstreet Corp. (a)	16,627	1,390,849

		6,343,109

Real Estate Investment Trusts—2.1%
American Tower Corp.	160,723	12,362,813
Apartment Investment & Management Co.	59,318	1,818,690
AvalonBay Communities, Inc.	46,285	5,862,921
Boston Properties, Inc.	61,685	6,233,886
Equity Residential	130,309	7,174,813
HCP, Inc.	184,429	9,195,630
Health Care REIT, Inc.	106,106	7,205,658
Host Hotels & Resorts, Inc.	295,611	5,170,236
Kimco Realty Corp. (a)	165,921	3,716,630
Plum Creek Timber Co., Inc. (a)	66,033	3,446,923
ProLogis, Inc.	188,264	7,526,795
Public Storage	58,680	8,938,138
Simon Property Group, Inc.	127,598	20,231,939
Ventas, Inc.	118,759	8,693,159
Vornado Realty Trust	68,906	5,763,298
Weyerhaeuser Co.	221,818	6,960,649

		120,302,178

Real Estate Management & Development—0.1%
CBRE Group, Inc. (b)	123,744	3,124,536

Road & Rail—0.8%
CSX Corp.	415,247	10,227,534
Norfolk Southern Corp.	127,941	9,861,692
Ryder System, Inc.	20,940	1,251,165
Union Pacific Corp.	190,905	27,186,781

		48,527,172

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. (a) (b)	246,905	629,608
Altera Corp.	130,071	4,613,618
Analog Devices, Inc.	124,470	5,786,610
Applied Materials, Inc.	488,162	6,580,424

Semiconductors & Semiconductor Equipment—(Continued)
Broadcom Corp.	212,944	$7,382,769
First Solar, Inc. (a) (b)	24,463	659,522
Intel Corp.	2,011,969	43,961,523
KLA-Tencor Corp.	67,585	3,564,433
Lam Research Corp. (b)	66,040	2,738,018
Linear Technology Corp.	94,604	3,629,956
LSI Corp. (b)	223,627	1,516,191
Microchip Technology, Inc. (a)	79,471	2,921,354
Micron Technology, Inc. (b)	415,647	4,148,157
NVIDIA Corp.	254,181	3,258,600
Teradyne, Inc. (a) (b)	77,417	1,255,704
Texas Instruments, Inc.	449,413	15,945,173
Xilinx, Inc.	106,400	4,061,288

		112,652,948

Software—3.3%
Adobe Systems, Inc. (b)	202,901	8,828,222
Autodesk, Inc. (b)	91,405	3,769,542
BMC Software, Inc. (b)	53,475	2,477,497
CA, Inc.	135,388	3,407,716
Citrix Systems, Inc. (b)	75,827	5,471,676
Electronic Arts, Inc. (b)	122,067	2,160,586
Intuit, Inc.	113,333	7,440,311
Microsoft Corp.	3,066,614	87,735,827
Oracle Corp.	1,502,164	48,579,984
Red Hat, Inc. (b)	78,589	3,973,460
Salesforce.com, Inc. (a) (b)	54,807	9,801,136
Symantec Corp. (b)	280,353	6,919,112

		190,565,069

Specialty Retail—2.2%
Abercrombie & Fitch Co. (Class A)	32,365	1,495,263
AutoNation, Inc. (b)	15,749	689,019
AutoZone, Inc. (b)	14,779	5,863,864
Bed Bath & Beyond, Inc. (b)	91,989	5,925,931
Best Buy Co., Inc.	108,191	2,396,431
CarMax, Inc. (b)	92,816	3,870,427
GameStop Corp. (a)	49,294	1,378,753
L Brands, Inc.	97,364	4,348,276
Lowe’s Cos., Inc.	451,533	17,122,131
O’Reilly Automotive, Inc. (b)	45,278	4,643,259
PetSmart, Inc.	43,719	2,714,950
Ross Stores, Inc.	90,462	5,483,806
Staples, Inc. (a)	274,126	3,681,512
The Gap, Inc.	120,913	4,280,320
The Home Depot, Inc.	608,220	42,441,592
Tiffany & Co. (a)	48,476	3,371,021
TJX Cos., Inc.	296,650	13,868,388
Urban Outfitters, Inc. (b)	44,516	1,724,550

		125,299,493

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	114,219	5,709,808
Fossil, Inc. (b)	21,726	2,098,731
NIKE, Inc.	295,135	17,415,916
PVH Corp.	31,774	3,393,781

MSF-145

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Principal Amount	Value

Textiles, Apparel & Luxury Goods—(Continued)
Ralph Lauren Corp.	24,725	$4,186,190
VF Corp.	35,873	6,017,696

		38,822,122

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	193,376	1,670,769
People’s United Financial, Inc. (a)	137,767	1,851,588

		3,522,357

Tobacco—1.8%
Altria Group, Inc.	817,583	28,116,680
Lorillard, Inc.	154,318	6,226,731
Philip Morris International, Inc.	670,300	62,143,513
Reynolds American, Inc.	130,884	5,823,029

		102,309,953

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	109,807	5,638,589
W.W. Grainger, Inc.	24,322	5,471,964

		11,110,553

Wireless Telecommunication Services—0.3%
Crown Castle International Corp. (b)	119,256	8,304,988
MetroPCS Communications, Inc. (b)	130,196	1,419,136
Sprint Nextel Corp. (b)	1,224,742	7,605,648

		17,329,772

Total Common Stock (Identified Cost $4,094,989,697)		5,687,217,074

Mutual Funds—1.0%

Exchange Traded Funds—1.0%
SPDR S&P 500 ETF Trust	381,000	59,645,550

Total Mutual Funds (Identified Cost $58,815,237)		59,645,550

Short Term Investments—3.3%

Discount Notes—0.3%
Federal Home Loan Bank 0.010%, 08/09/13	$1,850,000	1,849,156
0.010%, 09/04/13	2,850,000	2,848,333
0.010%, 09/18/13	5,025,000	5,022,034

Discount Notes—(Continued)
Federal Home Loan Mortgage Corp. 0.010%, 07/15/13	$1,625,000	$1,624,485
0.010%, 09/10/13	5,350,000	5,346,566

		16,690,574

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (e)	172,647,000	172,647,000

U.S. Treasury—0.1%
U.S. Treasury Bills 0.010%, 05/09/13 (a)	2,025,000	2,024,836
0.010%, 07/11/13 (a)	1,050,000	1,049,733

		3,074,569

Total Short Term Investments (Identified Cost $192,412,143)		192,412,143

Total Investments—102.7% (Identified Cost $4,346,217,077) (f)		5,939,274,767
Liabilities in excess of other assets		(158,585,318)

Net Assets—100.0%		$5,780,689,449

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $189,348,313 and the collateral received consisted of cash in the amount of $172,647,000 and non-cash collateral with a value of $20,270,460. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $30,984,100.
(d)	Affiliated Issuer. See following page.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $4,346,217,077. The aggregate unrealized appreciation and depreciation of investments was $1,827,301,639 and $(234,243,949), respectively, resulting in net unrealized appreciation of $1,593,057,690.

MSF-146

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Affiliated Issuers

Security Description	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013	Realized Gain on Shares Sold	Income For Period Ended March 28, 2013
MetLife, Inc.	452,586	2,510	10,238	444,858	$35,419	$0

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 Index Futures	06/20/13	80	$30,684,400	$569,600

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$5,687,217,074	$—	$—	$5,687,217,074
Total Mutual Funds*	59,645,550	—	—	59,645,550
Short Term Investments
Discount Notes	—	16,690,574	—	16,690,574
Mutual Funds	172,647,000	—	—	172,647,000
U.S. Treasury	—	3,074,569	—	3,074,569
Total Short Term Investments	172,647,000	19,765,143	—	192,412,143
Total Investments	$5,919,509,624	$19,765,143	$—	$5,939,274,767

Collateral for Securities Loaned (Liability)	$—	$(172,647,000)	$—	$(172,647,000)

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$569,600	$—	$—	$569,600

*	See Schedule of Investments for additional detailed categorizations.

MSF-147

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—60.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
General Dynamics Corp.	23,570	$1,661,921
Honeywell International, Inc.	155,010	11,680,003
Lockheed Martin Corp.	136,369	13,162,336
Northrop Grumman Corp.	42,826	3,004,244
Precision Castparts Corp.	8,390	1,590,912
United Technologies Corp.	139,210	13,006,390

		44,105,806

Air Freight & Logistics—0.7%
United Parcel Service, Inc. (Class B)	90,480	7,772,232

Auto Components—1.0%
Delphi Automotive plc	98,410	4,369,404
Johnson Controls, Inc.	183,200	6,424,824

		10,794,228

Automobiles—0.1%
General Motors Co. (a)	45,090	1,254,404

Beverages—1.5%
Coca-Cola Enterprises, Inc. (b)	24,020	886,818
Diageo plc (GBP)	286,484	9,021,080
Dr. Pepper Snapple Group, Inc.	33,190	1,558,271
PepsiCo., Inc.	17,885	1,414,882
The Coca-Cola Co.	59,620	2,411,033

		15,292,084

Capital Markets—4.3%
BlackRock, Inc.	24,699	6,344,679
Franklin Resources, Inc.	39,000	5,881,590
Morgan Stanley	104,240	2,291,195
State Street Corp.	124,770	7,372,659
The Bank of New York Mellon Corp.	401,650	11,242,184
The Goldman Sachs Group, Inc.	80,030	11,776,415

		44,908,722

Chemicals—1.7%
Air Products & Chemicals, Inc.	67,614	5,890,532
Celanese Corp. (Series A) (c)	42,580	1,875,649
E. I. du Pont de Nemours & Co. (c)	28,900	1,420,724
PPG Industries, Inc.	62,300	8,344,462

		17,531,367

Commercial Banks—1.8%
PNC Financial Services Group, Inc.	63,730	4,238,045
SunTrust Banks, Inc.	46,310	1,334,191
Wells Fargo & Co.	322,840	11,941,852
Zions Bancorp (c)	66,880	1,671,331

		19,185,419

Commercial Services & Supplies—0.5%
Tyco International, Ltd.	155,080	4,962,560

Computers & Peripherals—0.5%
Hewlett-Packard Co.	213,040	$5,078,874

Construction & Engineering—0.2%
Fluor Corp.	31,030	2,058,220

Consumer Finance—0.2%
American Express Co.	26,470	1,785,666

Diversified Financial Services—2.9%
Bank of America Corp.	322,360	3,926,345
JPMorgan Chase & Co.	471,690	22,386,408
Moody’s Corp.	44,570	2,376,472
The McGraw-Hill Cos., Inc.	26,130	1,360,850

		30,050,075

Diversified Telecommunication Services—1.5%
AT&T, Inc.	248,494	9,117,245
CenturyLink, Inc. (c)	35,554	1,249,012
Verizon Communications, Inc.	101,810	5,003,961

		15,370,218

Electric Utilities—0.5%
Duke Energy Corp.	23,670	1,718,205
PPL Corp.	109,026	3,413,604

		5,131,809

Electrical Equipment—0.5%
Eaton Corp. plc	88,830	5,440,837

Energy Equipment & Services—0.4%
Noble Corp. (b)	60,530	2,309,219
Schlumberger, Ltd.	20,840	1,560,708

		3,869,927

Food & Staples Retailing—1.3%
CVS Caremark Corp.	163,973	9,016,875
The Kroger Co.	64,030	2,121,954
Walgreen Co.	39,510	1,883,837

		13,022,666

Food Products—2.6%
Danone (EUR)	75,168	5,237,274
General Mills, Inc.	155,640	7,674,608
Kellogg Co.	18,190	1,171,982
Kraft Foods Group, Inc.	12,140	625,574
Mondelez International, Inc.	65,530	2,005,873
Nestle S.A. (CHF)	127,613	9,232,293
The J.M. Smucker Co.	8,910	883,516

		26,831,120

Health Care Equipment & Supplies—1.4%
Becton, Dickinson & Co.	18,150	1,735,321
Covidien plc	72,660	4,929,254
Medtronic, Inc.	73,780	3,464,709

MSF-148

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
St. Jude Medical, Inc. (c)	119,870	$4,847,543

		14,976,827

Health Care Providers & Services—0.6%
AmerisourceBergen Corp. (c)	41,960	2,158,842
Express Scripts Holding Co. (a)	39,820	2,295,623
Quest Diagnostics, Inc.	24,180	1,364,961

		5,819,426

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	38,940	3,881,929

Household Durables—0.4%
Stanley Black & Decker, Inc.	57,195	4,631,079

Household Products—0.7%
Reckitt Benckiser Group plc (GBP)	27,344	1,962,081
The Procter & Gamble Co.	62,572	4,821,798

		6,783,879

Independent Power Producers & Energy Traders —0.2%
NRG Energy, Inc.	59,110	1,565,824

Industrial Conglomerates—2.2%
3M Co.	99,710	10,600,170
Danaher Corp.	192,140	11,941,501

		22,541,671

Insurance—3.7%
ACE, Ltd.	108,610	9,663,031
Aon plc	84,160	5,175,840
Prudential Financial, Inc.	159,110	9,385,899
The Chubb Corp.	50,170	4,391,380
The Travelers Cos., Inc.	116,520	9,809,819

		38,425,969

IT Services—2.6%
Accenture plc	110,759	8,414,361
Fidelity National Information Services, Inc.	12,060	477,817
Fiserv, Inc. (a)	18,240	1,602,019
International Business Machines Corp.	39,050	8,329,365
MasterCard, Inc.	2,325	1,258,128
The Western Union Co. (c)	141,180	2,123,347
Visa, Inc. (Class A)	25,640	4,354,698

		26,559,735

Leisure Equipment & Products—0.4%
Hasbro, Inc. (c)	94,810	4,165,951

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	99,150	7,583,983

Machinery—0.3%
Illinois Tool Works, Inc.	26,920	$1,640,505
Pentair, Ltd.	29,993	1,582,131

		3,222,636

Media—3.2%
Comcast Corp. (Class A)	213,690	8,466,398
Omnicom Group, Inc. (c)	110,730	6,521,997
The Walt Disney Co.	184,060	10,454,608
Time Warner Cable, Inc.	17,730	1,703,144
Time Warner, Inc.	47,470	2,735,221
Viacom, Inc. (Class B)	60,460	3,722,522

		33,603,890

Multi-Utilities—0.3%
PG&E Corp.	19,920	887,038
Public Service Enterprise Group, Inc.	76,860	2,639,372

		3,526,410

Multiline Retail—1.2%
Kohl’s Corp. (c)	72,970	3,366,106
Target Corp.	132,070	9,040,192

		12,406,298

Oil, Gas & Consumable Fuels—5.6%
Anadarko Petroleum Corp.	55,800	4,879,710
Apache Corp.	70,880	5,469,101
Canadian Natural Resources, Ltd.	52,050	1,672,366
Chevron Corp.	92,376	10,976,116
EOG Resources, Inc.	15,940	2,041,436
EQT Corp.	32,440	2,197,810
Exxon Mobil Corp.	166,724	15,023,500
Noble Energy, Inc.	44,650	5,164,219
Occidental Petroleum Corp.	91,480	7,169,288
The Williams Cos., Inc.	96,800	3,626,128

		58,219,674

Pharmaceuticals—4.9%
Abbott Laboratories	124,718	4,405,040
AbbVie, Inc.	87,118	3,552,672
Bayer AG (EUR)	18,982	1,958,520
Johnson & Johnson	220,888	18,008,999
Merck & Co., Inc.	61,513	2,720,720
Pfizer, Inc.	630,423	18,194,008
Roche Holding AG (CHF)	7,829	1,827,861
Zoetis, Inc. (a)	8,260	275,884

		50,943,704

Professional Services—0.1%
The Dun & Bradstreet Corp. (c)	16,670	1,394,446

Road & Rail—0.3%
Canadian National Railway Co.	14,760	1,480,428
Union Pacific Corp.	10,700	1,523,787

		3,004,215

MSF-149

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Principal Amount	Value

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp.	94,710	$2,069,414
Microchip Technology, Inc. (c)	42,400	1,558,624

		3,628,038

Software—0.9%
Check Point Software Technologies, Ltd. (a) (c)	26,970	1,267,320
Oracle Corp.	238,660	7,718,265

		8,985,585

Specialty Retail—0.4%
Advance Auto Parts, Inc.	22,130	1,829,044
Staples, Inc. (c)	148,320	1,991,938

		3,820,982

Tobacco—2.7%
Altria Group, Inc.	46,156	1,587,305
Lorillard, Inc.	125,580	5,067,153
Philip Morris International, Inc.	231,100	21,425,281

		28,079,739

Wireless Telecommunication Services—0.5%
Vodafone Group plc (GBP)	1,689,313	4,794,859

Total Common Stock (Identified Cost $449,731,269)		627,012,983

U.S. Treasury & Government Agencies—24.6%

Agency Sponsored Mortgage-Backed—11.8%
Fannie Mae 15 Yr. 2.500%, TBA	$1,810,000	1,875,361
3.000%, TBA	678,000	711,768
4.000%, TBA	770,000	823,750
Fannie Mae 15 Yr. Pool 3.000%, 03/01/27	236,595	249,149
4.500%, 04/01/18	62,246	67,126
4.500%, 06/01/18	170,837	184,229
4.500%, 07/01/18	148,879	160,551
4.500%, 03/01/19	187,068	201,616
4.500%, 06/01/19	129,121	139,162
4.500%, 04/01/20	135,608	146,154
4.500%, 07/01/20	69,615	75,028
5.000%, 11/01/17	143,375	155,084
5.000%, 02/01/18	410,221	443,723
5.000%, 12/01/18	501,194	542,126
5.000%, 07/01/19	295,486	321,650
5.000%, 07/01/20	186,129	202,610
5.000%, 08/01/20	84,059	91,502
5.000%, 12/01/20	325,311	351,473
5.500%, 11/01/17	232,242	249,320
5.500%, 12/01/17	44,925	48,290
5.500%, 01/01/18	175,871	189,059
5.500%, 02/01/18	146,102	157,141
5.500%, 06/01/19	255,337	279,592
Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.500%, 07/01/19	$212,551	$232,455
5.500%, 08/01/19	68,508	75,015
5.500%, 09/01/19	229,431	250,768
5.500%, 01/01/21	105,601	115,632
5.500%, 03/01/21	31,843	34,868
6.000%, 07/01/16	55,364	58,668
6.000%, 01/01/17	50,692	54,389
6.000%, 02/01/17	96,495	102,253
6.000%, 07/01/17	141,437	150,780
6.000%, 08/01/17	15,474	16,602
6.000%, 09/01/17	143,423	153,884
6.000%, 03/01/18	15,207	16,317
6.000%, 11/01/18	83,631	88,621
6.000%, 01/01/21	115,769	126,645
6.000%, 05/01/21	52,107	56,853
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	57,364	63,071
Fannie Mae 30 Yr. 3.000%, TBA	1,340,000	1,382,084
3.500%, TBA	7,384,000	7,781,457
4.500%, TBA	2,418,000	2,605,653
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	153,615	163,322
3.500%, 01/01/42	1,260,538	1,341,354
3.500%, 02/01/42	815,244	861,407
4.000%, 09/01/40	327,175	352,634
4.000%, 02/01/41	328,398	350,267
4.500%, 08/01/33	593,393	641,279
4.500%, 03/01/34	1,809,120	1,956,243
4.500%, 02/01/35	93,950	101,473
4.500%, 09/01/35	141,366	152,420
4.500%, 08/01/40	136,717	149,822
4.500%, 02/01/41	652,969	716,886
4.500%, 04/01/41	746,508	819,581
5.000%, 11/01/33	324,366	353,444
5.000%, 03/01/34	276,588	300,801
5.000%, 05/01/34	126,549	137,656
5.000%, 08/01/34	127,511	138,703
5.000%, 09/01/34	452,033	491,709
5.000%, 01/01/35	150,566	163,782
5.000%, 06/01/35	353,550	383,918
5.000%, 07/01/35	1,811,070	1,967,284
5.000%, 08/01/35	317,869	345,153
5.000%, 09/01/35	210,556	228,642
5.000%, 10/01/35	943,185	1,024,201
5.000%, 08/01/36	133,857	145,355
5.000%, 07/01/39	846,163	941,586
5.000%, 10/01/39	527,231	589,653
5.000%, 11/01/39	197,074	219,298
5.000%, 11/01/40	272,583	301,308
5.000%, 01/01/41	115,355	127,607
5.000%, 03/01/41	152,884	169,122
5.500%, 02/01/33	182,216	200,629
5.500%, 05/01/33	21,523	23,900
5.500%, 06/01/33	572,195	630,017

MSF-150

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 07/01/33	$564,957	$622,047
5.500%, 11/01/33	347,741	382,882
5.500%, 12/01/33	85,271	95,780
5.500%, 01/01/34	361,131	400,604
5.500%, 02/01/34	505,721	561,490
5.500%, 03/01/34	115,343	130,712
5.500%, 04/01/34	114,032	127,893
5.500%, 05/01/34	883,564	991,610
5.500%, 06/01/34	1,134,470	1,259,746
5.500%, 07/01/34	441,048	489,147
5.500%, 09/01/34	1,246,043	1,380,777
5.500%, 10/01/34	1,715,822	1,903,556
5.500%, 11/01/34	2,021,968	2,241,981
5.500%, 12/01/34	1,060,751	1,168,315
5.500%, 01/01/35	991,706	1,101,217
5.500%, 02/01/35	103,040	114,064
5.500%, 04/01/35	161,767	179,312
5.500%, 07/01/35	144,713	160,408
5.500%, 08/01/35	112,726	124,064
5.500%, 09/01/35 (b)	513,575	560,177
5.500%, 01/01/36	671,600	735,428
5.500%, 01/01/37	485,596	536,251
5.500%, 08/01/37	312,674	343,000
6.000%, 02/01/32	401,685	450,059
6.000%, 03/01/34	52,812	59,436
6.000%, 04/01/34	691,849	773,792
6.000%, 06/01/34	775,388	873,908
6.000%, 07/01/34	735,087	823,616
6.000%, 08/01/34	1,306,115	1,464,622
6.000%, 10/01/34	576,565	648,545
6.000%, 11/01/34	103,204	116,599
6.000%, 12/01/34	53,665	60,094
6.000%, 08/01/35	150,845	168,549
6.000%, 09/01/35 (b)	210,116	236,667
6.000%, 10/01/35	283,200	318,114
6.000%, 11/01/35	57,472	64,217
6.000%, 12/01/35	333,806	374,298
6.000%, 02/01/36	291,064	328,845
6.000%, 04/01/36	418,912	464,936
6.000%, 06/01/36	178,845	200,622
6.000%, 07/01/37	455,450	509,884
6.500%, 06/01/31	108,586	125,692
6.500%, 07/01/31	29,141	32,407
6.500%, 08/01/31	28,349	33,414
6.500%, 09/01/31	110,555	122,150
6.500%, 02/01/32	78,753	89,856
6.500%, 07/01/32	261,787	302,270
6.500%, 08/01/32	246,754	283,062
6.500%, 01/01/33	103,962	122,861
6.500%, 04/01/34	196,945	232,918
6.500%, 06/01/34	74,837	88,489
6.500%, 08/01/34	113,548	131,065
6.500%, 04/01/36	69,825	80,281
6.500%, 05/01/36	181,924	205,214
6.500%, 02/01/37	404,328	453,779

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 05/01/37	$243,049	$272,775
6.500%, 07/01/37	268,076	300,862
7.500%, 10/01/29	17,579	20,292
7.500%, 02/01/30	19,888	24,113
7.500%, 11/01/31	101,090	123,926
7.500%, 02/01/32	21,191	25,956
Fannie Mae ACES 2.578%, 09/25/18	500,000	528,461
Fannie Mae Pool 3.800%, 02/01/18	140,862	155,799
3.849%, 07/01/18	195,918	218,335
3.910%, 02/01/18	204,288	226,473
4.006%, 08/01/13 (b)	299,365	299,341
4.600%, 09/01/19	135,159	155,726
4.629%, 05/01/14 (b)	414,212	424,749
4.826%, 08/01/14 (b)	766,019	791,474
4.858%, 02/01/14 (b)	533,801	535,627
4.880%, 03/01/20	304,985	339,809
4.940%, 08/01/15	50,000	53,526
5.370%, 05/01/18	630,000	712,381
5.464%, 11/01/15 (b)	386,563	421,432
5.662%, 02/01/16 (b)	213,461	237,443
5.725%, 07/01/16 (b)	261,023	293,630
FHLMC Multifamily Structured Pass-Through Certificates 1.426%, 08/25/17	250,000	254,431
2.303%, 09/25/18	176,087	184,477
2.412%, 08/25/18	458,000	482,715
3.154%, 02/25/18	118,000	128,226
3.808%, 08/25/20	1,030,000	1,156,662
3.882%, 11/25/17 (b)	332,556	369,755
5.085%, 03/25/19 (b)	1,226,000	1,437,689
Freddie Mac 15 Yr. 2.500%, TBA	1,325,000	1,368,891
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	68,758	73,214
4.500%, 08/01/18	152,869	162,775
4.500%, 11/01/18	152,345	162,217
4.500%, 01/01/19	303,892	323,585
4.500%, 08/01/19	15,939	17,007
4.500%, 02/01/20	125,268	133,659
4.500%, 08/01/24	942,940	1,004,042
5.000%, 12/01/17	4,545	4,867
5.000%, 05/01/18	59,037	63,239
5.000%, 09/01/18	165,859	177,655
5.000%, 02/01/19	136,598	146,607
5.500%, 01/01/19	47,146	51,124
5.500%, 04/01/19	27,610	29,650
5.500%, 06/01/19	19,997	21,683
5.500%, 07/01/19	32,918	35,608
5.500%, 08/01/19	18,870	20,412
5.500%, 12/01/19	38,604	41,691
5.500%, 02/01/20	12,989	14,050
6.000%, 04/01/16	5,122	5,353
6.000%, 04/01/17	35,969	38,819

MSF-151

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 6.000%, 07/01/17	$21,643	$23,357
6.000%, 10/01/17	29,176	31,487
6.000%, 08/01/19	152,853	165,829
6.000%, 09/01/19	60,660	65,526
6.000%, 11/01/19	63,683	68,570
6.000%, 05/01/21	66,552	73,016
6.000%, 10/01/21	101,768	111,845
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	139,071	152,228
5.500%, 06/01/25	268,461	293,523
5.500%, 07/01/25	134,695	147,270
5.500%, 08/01/25	203,875	222,908
6.000%, 02/01/23	228,697	249,690
6.000%, 12/01/25	97,330	106,690
6.000%, 02/01/26	79,058	86,660
Freddie Mac 30 Yr. 3.000%, TBA	2,303,000	2,358,416
3.500%, TBA	508,000	533,301
Freddie Mac 30 Yr. Gold Pool 3.500%, 02/01/42	1,056,241	1,122,655
3.500%, 03/01/42	925,423	974,358
4.000%, 11/01/40	1,897,358	2,016,753
4.000%, 01/01/41	2,392,566	2,543,123
4.500%, 04/01/35	357,222	383,567
4.500%, 09/01/39	410,085	438,710
4.500%, 10/01/39	243,999	261,031
5.000%, 09/01/33	682,355	740,753
5.000%, 03/01/34	146,805	163,911
5.000%, 04/01/34	120,894	130,636
5.000%, 08/01/35	188,314	203,254
5.000%, 10/01/35	502,032	550,425
5.000%, 11/01/35	338,304	365,142
5.000%, 12/01/36	223,035	240,729
5.000%, 07/01/39	1,470,700	1,581,861
5.500%, 12/01/33	654,025	724,297
5.500%, 01/01/34	460,703	502,993
5.500%, 04/01/34	112,740	125,654
5.500%, 11/01/34	105,814	116,684
5.500%, 12/01/34	139,711	154,064
5.500%, 05/01/35	77,054	84,970
5.500%, 09/01/35	150,553	166,019
5.500%, 10/01/35	208,973	229,723
6.000%, 04/01/34	142,826	159,507
6.000%, 07/01/34	104,931	116,775
6.000%, 08/01/34	842,119	937,844
6.000%, 09/01/34	19,536	21,540
6.000%, 07/01/35	137,565	151,912
6.000%, 08/01/35	148,933	164,466
6.000%, 11/01/35	364,492	402,961
6.000%, 03/01/36	152,926	167,944
6.000%, 10/01/36	200,815	222,261
6.000%, 03/01/37	58,033	63,732
6.000%, 05/01/37	230,565	253,207
6.000%, 06/01/37	290,062	320,033

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.500%, 05/01/34	$50,927	$58,099
6.500%, 06/01/34	110,507	127,411
6.500%, 08/01/34	343,344	396,883
6.500%, 10/01/34	224,522	258,893
6.500%, 11/01/34	102,431	111,877
6.500%, 05/01/37	161,869	181,211
6.500%, 07/01/37	303,891	341,685
Ginnie Mae 30 Yr. 3.000%, TBA	3,270,000	3,412,974
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	466,902	505,071
3.500%, 02/15/42	323,634	349,686
4.500%, 09/15/33	228,295	250,989
4.500%, 11/15/39	933,632	1,020,897
4.500%, 03/15/40	661,849	736,948
4.500%, 04/15/40	1,106,990	1,215,662
4.500%, 06/15/40	409,328	454,367
5.000%, 03/15/34	84,025	92,076
5.000%, 06/15/34	147,654	161,802
5.000%, 12/15/34	92,053	100,873
5.000%, 06/15/35	28,584	31,233
5.000%, 05/15/39	1,164,730	1,270,502
5.500%, 11/15/32	297,704	328,321
5.500%, 08/15/33	987,618	1,088,570
5.500%, 12/15/33	368,014	409,792
5.500%, 09/15/34	363,961	400,596
5.500%, 10/15/35	67,475	74,204
6.000%, 12/15/28	78,816	89,940
6.000%, 12/15/31	105,071	120,821
6.000%, 03/15/32	4,070	4,628
6.000%, 10/15/32	293,843	334,145
6.000%, 01/15/33	87,039	98,771
6.000%, 02/15/33	4,401	5,013
6.000%, 04/15/33	370,415	420,294
6.000%, 08/15/33	2,607	2,970
6.000%, 07/15/34	273,643	311,175
6.000%, 09/15/34	127,712	144,391
6.000%, 01/15/38	378,972	429,766
Ginnie Mae II 30 Yr. Pool 3.500%, 03/20/42	924,118	989,297
4.000%, 01/20/41	2,520,687	2,734,492
4.500%, 07/20/33	42,895	47,355
4.500%, 09/20/33	28,971	31,974
4.500%, 12/20/34	27,170	29,986
4.500%, 03/20/35	129,054	142,431
4.500%, 01/20/41	703,459	778,143
4.500%, 11/20/41	872,698	961,527
5.000%, 07/20/33	99,312	109,091
5.000%, 11/20/41	1,788,188	1,983,774
6.000%, 01/20/35	99,170	112,524
6.000%, 02/20/35	51,779	60,816
6.000%, 04/20/35	78,853	89,471

		122,352,117

MSF-152

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Federal Agencies—0.1%
The Financing Corp. 9.650%, 11/02/18	$430,000	$625,065

U.S. Treasury—12.7%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	372,156
4.500%, 08/15/39	16,876,000	21,548,543
5.000%, 05/15/37	1,509,000	2,054,834
5.250%, 02/15/29	16,000	21,705
5.375%, 02/15/31 (c)	887,000	1,233,900
6.250%, 08/15/23	1,251,000	1,770,555
8.500%, 02/15/20	1,104,000	1,642,458
U.S. Treasury Notes 0.500%, 08/15/14 (c)	3,838,000	3,853,440
0.875%, 12/31/16	16,276,000	16,495,986
1.500%, 12/31/13	21,000	21,212
1.875%, 02/28/14	2,369,800	2,406,736
2.000%, 11/30/13	2,098,000	2,123,734
2.125%, 05/31/15	36,665,000	38,123,020
2.625%, 02/29/16	800,000	852,500
2.750%, 10/31/13	6,744,000	6,845,949
2.750%, 02/15/19	3,838,100	4,231,505
3.125%, 05/15/19	6,086,000	6,856,256
3.125%, 05/15/21	4,732,000	5,328,308
3.500%, 05/15/20 (c)	9,574,000	11,054,983
3.750%, 11/15/18	2,067,000	2,392,553
4.125%, 05/15/15	125,000	135,156
4.750%, 08/15/17	2,444,000	2,879,338

		132,244,827

Total U.S. Treasury & Government Agencies (Identified Cost $241,656,796)		255,222,009

Corporate Bonds & Notes—10.5%

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. 5.200%, 08/15/15 (144A)	756,000	820,860
United Technologies Corp. 3.100%, 06/01/22	420,000	440,194

		1,261,054

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	1,002,755
B.A.T. International Finance plc 3.250%, 06/07/22 (144A)	1,026,000	1,066,573

		2,069,328

Auto Manufacturers—0.1%
Volkswagen International Finance NV 2.375%, 03/22/17 (144A)	857,000	888,428

Banks—2.8%
ABN Amro Bank NV 2.072%, 01/30/14 (144A) (b)	$1,040,000	$1,052,334
Achmea Hypotheekbank NV 3.200%, 11/03/14 (144A) (b)	541,000	563,614
Banco Bradesco S.A. 6.750%, 09/29/19 (144A)	613,000	695,755
Banco de Credito del Peru 5.375%, 09/16/20	835,000	910,150
Bank of America Corp. 5.490%, 03/15/19	696,000	779,117
7.375%, 05/15/14	510,000	545,792
7.625%, 06/01/19	710,000	901,897
Bank One Corp. 8.000%, 04/29/27	100,000	143,411
BBVA Bancomer S.A. 6.750%, 09/30/22	810,000	925,425
BNP Paribas S.A. 7.195%, 12/31/49 (144A) (b)	500,000	515,000
BPCE S.A. 12.500%, 06/29/49 (144A) (b) (c)	922,000	1,136,645
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,528,942
Citigroup, Inc. 3.375%, 03/01/23	351,000	353,820
5.000%, 09/15/14	1,105,000	1,160,283
Commonwealth Bank of Australia 5.000%, 10/15/19 (144A) (c)	710,000	830,124
Credit Suisse 5.500%, 05/01/14	950,000	999,442
HSBC Holdings plc 5.100%, 04/05/21	679,000	784,565
ING Bank NV 3.750%, 03/07/17 (144A)	829,000	883,407
3.900%, 03/19/14 (144A)	1,280,000	1,323,163
JPMorgan Chase & Co. 3.250%, 09/23/22	262,000	261,596
6.300%, 04/23/19	1,210,000	1,477,907
KFW 4.875%, 06/17/19	1,290,000	1,557,933
Morgan Stanley 6.625%, 04/01/18	2,030,000	2,426,666
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,233,617
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	253,864
Santander U.S. Debt S.A.U. 3.781%, 10/07/15 (144A)	500,000	510,014
Svenska Handelsbanken AB 4.875%, 06/10/14 (144A)	970,000	1,018,858
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	233,774
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,512,563
U.S. Bancorp 7.500%, 06/01/26	400,000	559,316

MSF-153

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Banks—(Continued)
Wachovia Corp. 5.250%, 08/01/14	$924,000	$977,605
Wells Fargo & Co. 2.100%, 05/08/17	990,000	1,020,895

		29,077,494

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,612,503

Commercial Services—0.1%
ERAC USA Finance, LLC 7.000%, 10/15/37 (144A)	1,115,000	1,422,576

Construction & Engineering—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22 (c)	309,000	313,606

Diversified Financial Services—0.6%
American Express Co. 5.500%, 09/12/16	960,000	1,094,783
Asian Development Bank 1.125%, 03/15/17	574,000	583,854
2.750%, 05/21/14	970,000	996,976
General Electric Capital Corp. 3.100%, 01/09/23	481,000	476,220
Hyundai Capital America 2.125%, 10/02/17 (144A)	68,000	68,554
Merrill Lynch & Co., Inc. 6.150%, 04/25/13	1,160,000	1,164,069
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	665,176
3.400%, 09/15/21	880,000	942,827
ZFS Finance USA Trust V 6.500%, 05/09/67 (144A) (b)	491,000	525,370

		6,517,829

Electric—0.6%
Bruce Mansfield Unit 6.850%, 06/01/34	983,273	1,065,769
GG1C Funding Corp. 5.129%, 01/15/14 (144A) (d)	132,568	133,859
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	926,304
Oncor Electric Delivery Co., LLC 7.000%, 09/01/22	795,000	1,034,349
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,103,524
PSEG Power, LLC 5.320%, 09/15/16	989,000	1,117,193
W3A Funding Corp. 8.090%, 01/02/17	362,191	372,767

		5,753,765

Food—0.1%
ConAgra Foods, Inc. 3.200%, 01/25/23	$516,000	$514,304
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	430,796

		945,100

Health Care Products—0.2%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,341,820
Hospira, Inc. 6.050%, 03/30/17 (b) (c)	979,000	1,114,042

		2,455,862

Health Care Services—0.2%
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	1,298,000	1,614,320
WellPoint, Inc. 3.300%, 01/15/23	600,000	608,004

		2,222,324

Insurance—0.4%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	994,890
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21 (c)	920,000	1,050,192
The Chubb Corp. 6.375%, 03/29/67 (b)	1,510,000	1,659,113

		3,704,195

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22 (c)	1,110,000	1,122,777
eBay, Inc. 1.350%, 07/15/17	290,000	293,207

		1,415,984

Investment Companies—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,723,783

Machinery—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	1,047,961

Media—0.5%
Comcast Corp. 2.850%, 01/15/23	990,000	986,704
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	1,065,225
DIRECTV Financing Co., Inc. 4.600%, 02/15/21	550,000	598,806
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	161,000
News America, Inc. 8.500%, 02/23/25	722,000	990,544

MSF-154

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Media—(Continued)
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	$1,240,000	$1,714,127

		5,516,406

Mining—0.3%
Corp. Nacional del Cobre de Chile 3.750%, 11/04/20 (144A)	290,000	303,670
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23 (144A)	1,010,000	1,012,922
Rio Tinto Finance plc 3.500%, 03/22/22	900,000	925,931
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	315,621
6.875%, 11/10/39	233,000	265,691

		2,823,835

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22 (c)	800,000	800,065

Oil & Gas—1.2%
Apache Corp. 3.250%, 04/15/22	421,000	436,699
4.750%, 04/15/43	321,000	328,206
BP Capital Markets plc 4.500%, 10/01/20	306,000	349,633
4.742%, 03/11/21	847,000	981,704
CNOOC Finance 2012, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	1,064,232
EOG Resources, Inc. 2.625%, 03/15/23	302,000	298,238
Gazprom OAO Via Gaz Capital S.A. 3.850%, 02/06/20 (144A) (c)	286,000	286,000
Hess Corp. 8.125%, 02/15/19	300,000	387,458
Husky Energy, Inc. 5.900%, 06/15/14	771,000	817,222
7.250%, 12/15/19	787,000	1,013,728
Petro-Canada 6.050%, 05/15/18	1,664,000	2,005,007
Petrobras International Finance Co. 5.375%, 01/27/21	380,000	410,017
6.750%, 01/27/41	276,000	311,961
Petroleos Mexicanos 8.000%, 05/03/19	759,000	971,520
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16 (144A)	627,008	674,974
Statoil ASA 7.750%, 06/15/23	100,000	141,369
Total Capital International S.A. 1.550%, 06/28/17 (c)	1,239,000	1,259,168
Transocean, Inc. 3.800%, 10/15/22 (c)	505,000	497,484

		12,234,620

Pharmaceuticals—0.4%
AbbVie, Inc. 1.200%, 11/06/15 (144A)	$1,850,000	$1,864,373
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,340,746
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	1,270,000	1,351,534

		4,556,653

Pipelines—0.4%
Energy Transfer Partners L.P. 3.600%, 02/01/23	558,000	555,276
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,127,348
Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	625,000	835,746
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,652,737

		4,171,107

Real Estate—0.2%
WEA Finance, LLC 4.625%, 05/10/21 (c)	990,000	1,104,253
6.750%, 09/02/19 (144A)	363,000	448,918

		1,553,171

Real Estate Investment Trusts—0.5%
American Tower Trust I 3.070%, 03/15/23 (144A)	1,000,000	1,006,311
Boston Properties, L.P. 5.000%, 06/01/15	200,000	217,572
ERP Operating, L.P. 4.625%, 12/15/21	896,000	1,004,740
5.375%, 08/01/16	260,000	294,537
HCP, Inc. 5.375%, 02/01/21	734,000	852,617
Simon Property Group, L.P. 5.875%, 03/01/17	1,328,000	1,543,255

		4,919,032

Retail—0.4%
Limited Brands, Inc. 5.250%, 11/01/14 (c)	370,000	390,350
Target Corp. 4.000%, 07/01/42	1,023,000	995,404
The Home Depot, Inc. 5.950%, 04/01/41	278,000	353,324
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,148,403

		3,887,481

Telecommunications—0.5%
AT&T, Inc. 5.550%, 08/15/41	1,409,000	1,553,086
Crown Castle Towers, LLC 4.883%, 08/15/40 (144A)	370,000	425,878

MSF-155

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Telecommunications—(Continued)
Crown Castle Towers, LLC 6.113%, 01/15/40 (144A)	$711,000	$869,835
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,865,420
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	768,695

		5,482,914

Transportation—0.0%
Norfolk Southern Corp. 4.837%, 10/01/41	402,000	436,569

Total Corporate Bonds & Notes (Identified Cost $99,222,180)		108,813,645

Mortgage-Backed Securities—1.5%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. 7.750%, 09/25/26 (144A)	77,891	20,724
RAAC Series 4.971%, 09/25/34 (b)	62,627	62,614

		83,338

Commercial Mortgage-Backed Securities—1.5%
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (b)	1,735,738	2,002,885
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A )(d)	35,000	42,026
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36	451,278	456,474
5.475%, 03/10/39	3,025,000	3,336,539
GS Mortgage Securities Trust 2007-GG10 5.787%, 08/10/45	879,527	1,006,416
JPMorgan Chase Commercial Mortgage Securities Corp. 5.382%, 05/15/41 (b)	1,292,933	1,339,329
5.475%, 04/15/43 (b)	152,949	170,426
5.807%, 06/15/49 (b)	1,327,157	1,524,030
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.810%, 06/12/50 (b)	2,071,962	2,366,918
Morgan Stanley Capital I 0.578%, 11/15/30 (144A) (b) (e)	3,233,514	64,467
Spirit Master Funding, LLC 5.050%, 07/20/23 (144A) (d)	892,115	863,121
Wachovia Bank Commercial Mortgage Trust 5.732%, 06/15/49	835,350	958,597
5.926%, 02/15/51 (b)	1,500,000	1,719,573

		15,850,801

Total Mortgage-Backed Securities (Identified Cost $14,775,463)		15,934,139

Foreign Government—0.7%
Security Description	Shares/Principal Amount	Value

Sovereign—0.7%
Egypt Government AID Bonds 4.450%, 09/15/15	$1,903,000	$2,088,455
Iceland Government International Bond 4.875%, 06/16/16 (144A)	970,000	1,034,263
Mexico Government International Bond 4.750%, 03/08/44 (c)	1,375,000	1,426,562
Peruvian Government International Bond 7.350%, 07/21/25	103,000	145,385
Russian Foreign Bond 3.625%, 04/29/15 (c) (d)	2,100,000	2,192,400
Societe Financement de l’Economie Francaise 3.375%, 05/05/14 (144A)	730,000	753,751

Total Foreign Government (Identified Cost $7,274,950)		7,640,816

Asset-Backed Securities — 0.4%

Asset Backed - Home Equity—0.2%
Bayview Financial Revolving Mortgage Loan Trust 5.621%, 12/28/40 (144A) (b) (d)	970,365	516,828
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (b)	514,284	491,465
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (b)	1,157,281	679,828

		1,688,121

Asset Backed - Other—0.2%
Capital Trust Re CDO, Ltd. 5.160%, 06/25/35 (144A)	524,651	524,688
Small Business Administration Participation Certificates 4.350%, 07/01/23	679,049	738,490
4.770%, 04/01/24	38,632	42,198
4.950%, 03/01/25	211,452	232,946
4.990%, 09/01/24	124,254	138,325
5.110%, 08/01/25 (b)	329,695	374,380
5.180%, 05/01/24 (b)	65,224	72,678
5.520%, 06/01/24 (b)	197,353	223,273

		2,346,978

Total Asset-Backed Securities (Identified Cost $4,796,129)		4,035,099

Preferred Stock—0.2%

Automobiles—0.2%
General Motors Co.	35,920	1,542,405

Total Preferred Stock (Identified Cost $1,796,000)		1,542,405

MSF-156

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Municipal Bonds & Notes—0.1%

Security Description	Shares/Principal Amount	Value

Municipal Agency—0.1%
New Jersey State Turnpike Authority 7.414%, 01/01/40	$1,050,000	$1,531,372

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,531,372

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.0%
United Technologies Corp.	7,540	451,269

Electric Utilities—0.1%
PPL Corp.	10,420	571,016

Total Convertible Preferred Stock (Identified Cost $899,806)		1,022,285

Short Term Investments—9.4%

Mutual Funds—6.0%
State Street Navigator Securities Lending Prime Portfolio (f)	62,420,120	62,420,120

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $34,583,038 on 04/01/13, collateralized by $35,320,000 Federal Home Loan Mortgage Corp. due 01/14/14 with a value of $35,275,850.	34,583,000	34,583,000

Total Short Term Investments (Identified Cost $97,003,120)		97,003,120

Total Investments—108.0% (Identified Cost $918,248,446) (g)		1,119,757,873
Liabilities in excess of other assets		(82,535,797)

Net Assets—100.0%		$1,037,222,076

(a)	Non-Income Producing.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(c)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $61,221,086 and the collateral received consisted of cash in the amount of $62,420,120. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $3,748,234, which is 0.4% of net assets. See details below.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 28, 2013, the aggregate cost of investments was $918,248,446. The aggregate unrealized appreciation and depreciation of investments was $206,810,190 and $(5,300,763), respectively, resulting in net unrealized appreciation of $201,509,427.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $29,851,953, which is 2.9% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(CDO)—	Collateralized Debt Obligation.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities

Security Description	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust (5.621%, 12/28/40)	03/01/06	$970,365	$970,365	$516,828
General Electric Capital Assurance Co. (5.743%, 05/12/35)	09/23/03	35,000	35,175	42,026
GG1C Funding Corp. (5.129%, 01/15/14)	04/20/04	132,568	133,378	133,859
Russian Foreign Bond (3.625%, 04/29/15)	04/22/10	2,100,000	2,095,172	2,192,400
Spirit Master Funding, LLC (5.050%, 07/20/23)	10/04/05	892,115	880,631	863,121

MSF-157

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$44,105,806	$—	$—	$44,105,806
Air Freight & Logistics	7,772,232	—	—	7,772,232
Auto Components	10,794,228	—	—	10,794,228
Automobiles	1,254,404	—	—	1,254,404
Beverages	6,271,004	9,021,080	—	15,292,084
Capital Markets	44,908,722	—	—	44,908,722
Chemicals	17,531,367	—	—	17,531,367
Commercial Banks	19,185,419	—	—	19,185,419
Commercial Services & Supplies	4,962,560	—	—	4,962,560
Computers & Peripherals	5,078,874	—	—	5,078,874
Construction & Engineering	2,058,220	—	—	2,058,220
Consumer Finance	1,785,666	—	—	1,785,666
Diversified Financial Services	30,050,075	—	—	30,050,075
Diversified Telecommunication Services	15,370,218	—	—	15,370,218
Electric Utilities	5,131,809	—	—	5,131,809
Electrical Equipment	5,440,837	—	—	5,440,837
Energy Equipment & Services	3,869,927	—	—	3,869,927
Food & Staples Retailing	13,022,666	—	—	13,022,666
Food Products	12,361,553	14,469,567	—	26,831,120
Health Care Equipment & Supplies	14,976,827	—	—	14,976,827
Health Care Providers & Services	5,819,426	—	—	5,819,426
Hotels, Restaurants & Leisure	3,881,929	—	—	3,881,929
Household Durables	4,631,079	—	—	4,631,079
Household Products	4,821,798	1,962,081	—	6,783,879
Independent Power Producers & Energy Traders	1,565,824	—	—	1,565,824
Industrial Conglomerates	22,541,671	—	—	22,541,671
Insurance	38,425,969	—	—	38,425,969
IT Services	26,559,735	—	—	26,559,735
Leisure Equipment & Products	4,165,951	—	—	4,165,951
Life Sciences Tools & Services	7,583,983	—	—	7,583,983
Machinery	3,222,636	—	—	3,222,636
Media	33,603,890	—	—	33,603,890
Multi-Utilities	3,526,410	—	—	3,526,410
Multiline Retail	12,406,298	—	—	12,406,298
Oil, Gas & Consumable Fuels	58,219,674	—	—	58,219,674
Pharmaceuticals	47,157,323	3,786,381	—	50,943,704
Professional Services	1,394,446	—	—	1,394,446
Road & Rail	3,004,215	—	—	3,004,215

MSF-158

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$3,628,038	$—	$—	$3,628,038
Software	8,985,585	—	—	8,985,585
Specialty Retail	3,820,982	—	—	3,820,982
Tobacco	28,079,739	—	—	28,079,739
Wireless Telecommunication Services	—	4,794,859	—	4,794,859
Total Common Stock	592,979,015	34,033,968	—	627,012,983
Total U.S. Treasury & Government Agencies*	—	255,222,009	—	255,222,009
Total Corporate Bonds & Notes*	—	108,813,645	—	108,813,645
Total Mortgage-Backed Securities*	—	15,934,139	—	15,934,139
Total Foreign Government*	—	7,640,816	—	7,640,816
Total Asset-Backed Securities*	—	4,035,099	—	4,035,099
Total Preferred Stock*	1,542,405	—	—	1,542,405
Total Municipal Bonds & Notes*	—	1,531,372	—	1,531,372
Total Convertible Preferred Stock*	1,022,285	—	—	1,022,285
Short Term Investments
Mutual Funds	62,420,120	—	—	62,420,120
Repurchase Agreement	—	34,583,000	—	34,583,000
Total Short Term Investments	62,420,120	34,583,000	—	97,003,120
Total Investments	$657,963,825	$461,794,048	$—	$1,119,757,873

Collateral for Securities Loaned (Liability)	$—	$(62,420,120)	$—	$(62,420,120)

*	See Schedule of Investments for additional detailed categorizations.

MSF-159

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.9%
Honeywell International, Inc.	718,201	$54,116,445
Lockheed Martin Corp.	940,300	90,757,756
Northrop Grumman Corp.	397,809	27,906,301
United Technologies Corp.	623,404	58,244,636

		231,025,138

Air Freight & Logistics—1.6%
United Parcel Service, Inc. (Class B)	559,160	48,031,844

Auto Components—1.5%
Delphi Automotive plc	410,100	18,208,440
Johnson Controls, Inc.	755,221	26,485,600

		44,694,040

Automobiles—0.2%
General Motors Co. (a)	198,640	5,526,165

Beverages—3.0%
Coca-Cola Enterprises, Inc.	223,850	8,264,542
Diageo plc (GBP)	1,673,211	52,687,657
Dr. Pepper Snapple Group, Inc.	281,980	13,238,961
PepsiCo., Inc.	166,578	13,177,986

		87,369,146

Capital Markets—6.8%
BlackRock, Inc.	139,606	35,861,989
Franklin Resources, Inc.	164,010	24,734,348
State Street Corp.	549,654	32,479,055
The Bank of New York Mellon Corp.	1,604,221	44,902,146
The Goldman Sachs Group, Inc.	415,223	61,100,065

		199,077,603

Chemicals—2.3%
Air Products & Chemicals, Inc.	310,902	27,085,782
PPG Industries, Inc.	297,530	39,851,168

		66,936,950

Commercial Banks—2.9%
PNC Financial Services Group, Inc.	355,678	23,652,587
Wells Fargo & Co.	1,607,438	59,459,132

		83,111,719

Commercial Services & Supplies—1.0%
Tyco International, Ltd.	942,864	30,171,648

Computers & Peripherals—0.2%
Hewlett-Packard Co.	258,941	6,173,153

Construction & Engineering—0.2%
Fluor Corp.	66,670	4,422,221

Diversified Financial Services—4.5%
JPMorgan Chase & Co.	2,022,071	95,967,489
Moody’s Corp.	405,550	21,623,926

Diversified Financial Services—(Continued)
The McGraw-Hill Cos., Inc.	243,360	$12,674,189

		130,265,604

Diversified Telecommunication Services—2.4%
AT&T, Inc.	1,258,571	46,176,970
Verizon Communications, Inc.	496,900	24,422,635

		70,599,605

Electric Utilities—0.2%
PPL Corp. (b)	168,726	5,282,811

Electrical Equipment—0.9%
Eaton Corp. plc	422,242	25,862,323

Food & Staples Retailing—1.5%
CVS Caremark Corp.	814,534	44,791,225

Food Products—4.4%
Danone (EUR)	393,701	27,430,823
General Mills, Inc.	958,746	47,275,766
Kellogg Co.	168,747	10,872,369
Nestle S.A. (CHF)	496,905	35,949,099
The J.M. Smucker Co.	82,570	8,187,641

		129,715,698

Health Care Equipment & Supplies—2.4%
Becton, Dickinson & Co.	169,554	16,211,058
Medtronic, Inc.	687,650	32,292,044
St. Jude Medical, Inc.	542,492	21,938,376

		70,441,478

Health Care Providers & Services—0.7%
Express Scripts Holding Co. (a)	125,330	7,225,275
Quest Diagnostics, Inc.	226,820	12,803,989

		20,029,264

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	176,080	17,553,415

Household Durables—1.0%
Stanley Black & Decker, Inc.	361,571	29,276,404

Household Products—0.5%
The Procter & Gamble Co.	184,922	14,250,089

Industrial Conglomerates—3.0%
3M Co.	474,378	50,431,125
Danaher Corp.	575,462	35,764,963

		86,196,088

Insurance—7.2%
ACE, Ltd.	374,763	33,342,664
Aon plc	436,429	26,840,384
Prudential Financial, Inc.	806,462	47,573,193

MSF-160

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
The Chubb Corp.	464,894	$40,692,172
The Travelers Cos., Inc.	715,125	60,206,374

		208,654,787

IT Services—5.9%
Accenture plc	833,649	63,332,315
Fidelity National Information Services, Inc.	111,240	4,407,329
Fiserv, Inc. (a)	168,750	14,821,312
International Business Machines Corp.	278,281	59,357,337
MasterCard, Inc.	21,335	11,545,009
The Western Union Co.	1,311,146	19,719,636

		173,182,938

Leisure Equipment & Products—0.9%
Hasbro, Inc. (b)	584,531	25,684,292

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	385,588	29,493,626

Machinery—0.4%
Illinois Tool Works, Inc.	7,043	429,200
Pentair, Ltd.	212,258	11,196,610

		11,625,810

Media—5.1%
Comcast Corp. (Class A)	708,260	28,061,261
Omnicom Group, Inc. (b)	576,747	33,970,399
The Walt Disney Co.	898,240	51,020,032
Viacom, Inc. (Class B)	563,200	34,676,224

		147,727,916

Multi-Utilities—0.2%
Public Service Enterprise Group, Inc.	167,271	5,744,086

Multiline Retail—1.8%
Kohl’s Corp. (b)	163,560	7,545,023
Target Corp. (b)	639,510	43,774,459

		51,319,482

Oil, Gas & Consumable Fuels—6.3%
Apache Corp.	196,479	15,160,320
Chevron Corp.	453,641	53,901,624
EOG Resources, Inc.	148,520	19,020,956
Exxon Mobil Corp.	620,173	55,883,789
Occidental Petroleum Corp.	509,192	39,905,377

		183,872,066

Pharmaceuticals—10.0%
Abbott Laboratories	655,816	23,163,421
AbbVie, Inc.	499,146	20,355,174
Johnson & Johnson	1,280,821	104,425,336
Merck & Co., Inc.	572,857	25,337,465
Pfizer, Inc.	3,484,421	100,560,390

Pharmaceuticals—(Continued)
Roche Holding AG (CHF)	73,181	$17,085,797
Zoetis, Inc. (a)	30,900	1,032,060

		291,959,643

Professional Services—0.4%
The Dun & Bradstreet Corp. (b)	154,623	12,934,214

Road & Rail—0.5%
Canadian National Railway Co.	136,895	13,730,569

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	881,837	19,268,138

Software—1.3%
Oracle Corp.	1,172,416	37,915,933

Specialty Retail—0.9%
Advance Auto Parts, Inc.	206,622	17,077,308
Staples, Inc. (b)	586,320	7,874,278

		24,951,586

Tobacco—5.1%
Altria Group, Inc.	427,726	14,709,497
Lorillard, Inc.	694,320	28,015,812
Philip Morris International, Inc.	1,154,117	106,998,187

		149,723,496

Wireless Telecommunication Services—1.5%
Vodafone Group plc (GBP)	15,570,761	44,195,251

Total Common Stock (Identified Cost $2,072,911,948)		2,882,787,464

Convertible Preferred Stock—0.2%

Aerospace & Defense—0.1%
United Technologies Corp.	50,090	2,997,886

Electric Utilities—0.1%
PPL Corp.	64,470	3,532,956

Total Convertible Preferred Stock (Identified Cost $5,744,846)		6,530,842

Short Term Investments—4.1%

Mutual Funds—3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	93,284,703	93,284,703

MSF-161

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short Term Investments—(Continued)

Security Description	Principal Amount	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $24,992,028 on 04/01/13, collateralized by $25,190,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $25,496,310.	$24,992,000	$24,992,000

Total Short Term Investments (Identified Cost $118,276,703)		118,276,703

Total Investments—103.2% (Identified Cost $2,196,933,497) (d)		3,007,595,009
Liabilities in excess of other assets		(91,857,492)

Net Assets—100.0%		$2,915,737,517

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $97,440,288 and the collateral received consisted of cash in the amount of $93,284,703 and non-cash collateral with a value of $5,886,420. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $2,196,933,497. The aggregate unrealized appreciation and depreciation of investments was $825,361,397 and $(14,699,885), respectively, resulting in net unrealized appreciation of $810,661,512.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MSF-162

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$231,025,138	$—	$—	$231,025,138
Air Freight & Logistics	48,031,844	—	—	48,031,844
Auto Components	44,694,040	—	—	44,694,040
Automobiles	5,526,165	—	—	5,526,165
Beverages	34,681,489	52,687,657	—	87,369,146
Capital Markets	199,077,603	—	—	199,077,603
Chemicals	66,936,950	—	—	66,936,950
Commercial Banks	83,111,719	—	—	83,111,719
Commercial Services & Supplies	30,171,648	—	—	30,171,648
Computers & Peripherals	6,173,153	—	—	6,173,153
Construction & Engineering	4,422,221	—	—	4,422,221
Diversified Financial Services	130,265,604	—	—	130,265,604
Diversified Telecommunication Services	70,599,605	—	—	70,599,605
Electric Utilities	5,282,811	—	—	5,282,811
Electrical Equipment	25,862,323	—	—	25,862,323
Food & Staples Retailing	44,791,225	—	—	44,791,225
Food Products	66,335,776	63,379,922	—	129,715,698
Health Care Equipment & Supplies	70,441,478	—	—	70,441,478
Health Care Providers & Services	20,029,264	—	—	20,029,264
Hotels, Restaurants & Leisure	17,553,415	—	—	17,553,415
Household Durables	29,276,404	—	—	29,276,404
Household Products	14,250,089	—	—	14,250,089
Industrial Conglomerates	86,196,088	—	—	86,196,088
Insurance	208,654,787	—	—	208,654,787
IT Services	173,182,938	—	—	173,182,938
Leisure Equipment & Products	25,684,292	—	—	25,684,292
Life Sciences Tools & Services	29,493,626	—	—	29,493,626
Machinery	11,625,810	—	—	11,625,810
Media	147,727,916	—	—	147,727,916
Multi-Utilities	5,744,086	—	—	5,744,086
Multiline Retail	51,319,482	—	—	51,319,482
Oil, Gas & Consumable Fuels	183,872,066	—	—	183,872,066
Pharmaceuticals	274,873,846	17,085,797	—	291,959,643
Professional Services	12,934,214	—	—	12,934,214
Road & Rail	13,730,569	—	—	13,730,569
Semiconductors & Semiconductor Equipment	19,268,138	—	—	19,268,138
Software	37,915,933	—	—	37,915,933
Specialty Retail	24,951,586	—	—	24,951,586

MSF-163

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$149,723,496	$—	$—	$149,723,496
Wireless Telecommunication Services	—	44,195,251	—	44,195,251
Total Common Stock	2,705,438,837	177,348,627	—	2,882,787,464
Total Convertible Preferred Stock*	6,530,842	—	—	6,530,842
Short Term Investments
Mutual Funds	93,284,703	—	—	93,284,703
Repurchase Agreement	—	24,992,000	—	24,992,000
Total Short Term Investments	93,284,703	24,992,000	—	118,276,703
Total Investments	$2,805,254,382	$202,340,627	$—	$3,007,595,009

Collateral for Securities Loaned (Liability)	$—	$(93,284,703)	$—	$(93,284,703)

*	See Schedule of Investments for additional detailed categorizations.

MSF-164

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—95.7% of Net Assets

Security Description	Shares	Value

Australia—8.9%
AGL Energy, Ltd.	41,243	$683,279
ALS, Ltd	24,515	268,696
Alumina, Ltd.	191,453	224,009
Amcor, Ltd.	83,008	807,111
AMP, Ltd.	206,717	1,126,239
APA Group	59,114	368,077
Asciano Group	58,850	344,579
ASX, Ltd.	11,033	417,920
Aurizon Holdings, Ltd	129,427	545,984
Australia & New Zealand Banking Group, Ltd.	186,889	5,580,289
Bendigo Bank, Ltd. (a)	23,062	247,888
BGP Holdings plc (b) (c)	713,624	0
BHP Billiton, Ltd.	222,200	7,613,901
Boral, Ltd.	61,162	314,093
Brambles, Ltd.	111,315	986,368
Caltex Australia, Ltd.	9,532	213,205
CFS Retail Property Trust Group (REIT)	151,292	318,236
Coca-Cola Amatil, Ltd.	42,510	647,270
Cochlear, Ltd. (a)	3,466	246,388
Commonwealth Bank of Australia	110,623	7,873,545
Computershare, Ltd.	29,681	316,472
Crown, Ltd. (a)	29,464	378,947
CSL, Ltd.	35,686	2,212,871
Dexus Property Group (REIT)	302,183	329,460
Echo Entertainment Group, Ltd. (c)	52,682	191,603
Federation Centres (REIT)	91,872	226,256
Flight Centre, Ltd. (a)	4,009	141,054
Fortescue Metals Group, Ltd. (a) (c)	100,245	415,717
Goodman Group (REIT)	110,907	553,887
GPT Group (REIT)	85,612	332,013
Iluka Resources, Ltd.	29,031	284,242
Incitec Pivot, Ltd.	103,981	336,278
Insurance Australia Group, Ltd.	142,016	847,733
James Hardie Industries NV	30,172	316,036
Leighton Holdings, Ltd.	10,872	233,658
Lend Lease Corp., Ltd.	37,629	401,349
Macquarie Group, Ltd.	23,611	918,350
Metcash, Ltd.	63,044	272,875
Mirvac Group (REIT)	222,329	376,948
National Australia Bank, Ltd.	159,668	5,147,184
Newcrest Mining, Ltd.	54,807	1,146,858
Orica, Ltd.	26,176	668,915
Origin Energy, Ltd. (c)	78,717	1,093,471
OZ Minerals, Ltd.	25,908	144,655
Qantas Airways, Ltd. (c)	80,907	150,777
QBE Insurance Group, Ltd.	82,246	1,162,338
Ramsay Health Care, Ltd.	8,883	299,144
Rio Tinto, Ltd.	29,750	1,779,929
Santos, Ltd.	67,710	881,582
Sims Group, Ltd.	9,738	102,196
Sonic Healthcare, Ltd.	24,290	354,933
SP AusNet	106,030	132,194
Stockland (REIT)	141,124	538,615
Suncorp Group, Ltd.	87,148	1,077,101
TABCORP Holdings, Ltd.	43,902	148,095
Tattersall’s, Ltd.	83,646	276,970
Telstra Corp., Ltd.	304,819	1,434,926

Australia—(Continued)
Toll Holdings, Ltd.	41,980	$260,470
Transurban Group	94,803	630,994
Treasury Wine Estates, Ltd.	46,412	276,724
Wesfarmers, Ltd.	68,991	2,899,858
Westfield Group (REIT)	143,754	1,629,372
Westfield Retail Trust (REIT) (c)	193,580	610,641
Westpac Banking Corp.	212,272	6,836,980
Woodside Petroleum, Ltd.	46,091	1,728,153
Woolworths, Ltd.	83,362	2,946,282
WorleyParsons, Ltd.	14,841	383,502

		72,655,685

Austria—0.2%
Andritz AG (a)	5,184	348,686
Erste Group Bank AG	15,832	442,751
IMMOEAST Anspr Nachb (a) (c)	27,192	0
Immofinanz AG	66,338	251,901
OMV AG	10,147	432,620
Raiffeisen Bank International AG	3,490	119,001
Voestalpine AG	7,335	225,917
Wiener Staedtische Versicherung AG	2,911	141,290

		1,962,166

Belgium—1.1%
Ageas	15,573	528,104
Anheuser-Busch InBev NV	54,843	5,445,150
Belgacom S.A.	10,680	266,222
Colruyt S.A.	5,430	263,139
Delhaize Group S.A. (a)	6,756	369,953
Groupe Bruxelles Lambert S.A.	5,072	388,681
KBC Groep NV	16,494	570,037
Solvay S.A. (a)	3,743	508,176
Telenet Group Holding NV (c)	4,184	207,241
UCB S.A.	7,958	509,300
Umicore S.A.	8,519	401,464

		9,457,467

Denmark—1.1%
AP Moller-Maersk A/S (Series A)	35	262,768
AP Moller-Maersk A/S (Series B)	88	692,473
Carlsberg A/S (Class B)	7,997	781,510
Coloplast A/S	7,043	379,495
Danske Bank A/S	44,352	796,612
DSV A/S (a)	13,261	321,664
Novo Nordisk A/S	28,344	4,635,574
Novozymes A/S	16,065	545,421
TDC A/S	45,351	350,913
Tryg A/S	1,747	141,392
William Demant Holding A/S (c)	1,624	136,555

		9,044,377

Finland—0.7%
Elisa Oyj (a)	9,437	175,696
Fortum Oyj	31,487	637,564
Kesko Oyj (a)	4,472	140,055

MSF-165

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Kone Oyj	11,180	$882,941
Metso Oyj (a)	7,663	327,964
Neste Oil Oyj	9,073	128,305
Nokia Oyj (a)	264,520	865,585
Nokian Renkaat Oyj (a)	7,322	327,303
Orion Oyj (Series B) (a)	6,402	168,747
Pohjola Bank plc (a)	9,006	131,680
Sampo Oyj (a)	27,993	1,079,473
Stora Enso Oyj (a)	40,497	262,808
UPM-Kymmene Oyj	38,111	427,707
Wartsila Oyj (a)	12,482	564,102

		6,119,930

France—8.6%
Accor S.A.	9,539	332,133
Aeroports de Paris	2,209	187,811
Air Liquide S.A.	21,485	2,617,025
Alstom S.A.	14,355	586,664
Arkema S.A.	4,440	405,067
Atos Origin S.A.	3,953	272,705
AXA S.A.	118,796	2,051,458
BNP Paribas S.A.	69,150	3,568,689
Bouygues S.A.	12,810	348,311
Bureau Veritas S.A. (c)	3,765	469,650
Cap Gemini S.A.	9,755	445,391
Carrefour S.A.	42,840	1,178,857
Casino Guichard-Perrachon S.A. (c)	4,364	459,649
Christian Dior S.A.	3,598	598,962
Cie de Saint-Gobain	26,359	979,997
Cie Generale d’Optique Essilor International S.A.	13,981	1,558,864
Cie Generale de Geophysique-Veritas S.A. (c)	11,374	256,296
CNP Assurances S.A.	10,520	144,684
Compagnie Générale des Etablissements Michelin (Class B)	12,929	1,085,259
Credit Agricole S.A.	71,301	590,533
Danone	40,174	2,804,003
Dassault Systemes S.A.	4,077	472,457
Edenred S.A.	10,055	329,827
EDF S.A. (a)	17,389	334,239
Entrepots Magasins Generaux de Paris (REIT)	2,071	181,580
Eurazeo S.A.	2,041	103,747
Eutelsat Communications S.A.	8,516	300,984
Fonciere Des Regions	1,625	127,516
France Telecom S.A.	132,420	1,345,053
GDF Suez	88,668	1,711,995
Gecina S.A. (REIT)	1,319	153,435
Gemalto NV	5,659	494,726
Groupe Eurotunnel S.A.	42,941	342,771
Imerys S.A. (c)	2,253	146,770
JCDecaux S.A.	4,706	129,556
Klepierre S.A. (REIT)	5,473	215,546
L’Oreal S.A.	16,452	2,615,014
Lafarge S.A.	13,327	887,941
Lagardere S.C.A.	8,303	306,476
Legrand S.A.	16,158	706,256
lliad S.A.	1,838	391,959

France—(Continued)
LVMH Moet Hennessy Louis Vuitton S.A.	17,444	$3,002,075
Natixis (c)	61,277	233,404
Pernod-Ricard S.A.	14,164	1,769,915
Peugoet S.A. (a)	16,295	118,495
PPR S.A.	4,995	1,101,613
Publicis Groupe S.A.	12,590	846,659
Remy Cointreau S.A.	1,600	185,333
Renault S.A.	12,949	814,552
Rexel S.A.	10,277	224,772
Safran S.A.	16,367	732,639
Sanofi-Aventis S.A.	82,058	8,382,590
Schneider Electric S.A.	35,705	2,616,147
Scor SE	11,686	336,307
SES S.A.	20,693	650,011
Société BIC S.A.	1,753	204,065
Société Générale S.A.	47,038	1,554,466
Sodexo S.A.	6,625	618,799
Suez Environnement S.A.	22,682	289,969
Technip S.A.	6,959	715,149
Thales S.A.	6,811	288,837
Total S.A.	146,582	7,018,400
Unibail-Rodamco SE (REIT)	6,143	1,433,290
Vallourec S.A.	8,091	389,987
Veolia Environnement S.A.	23,240	293,889
Vinci S.A.	32,357	1,461,873
Vivendi S.A.	90,946	1,886,896
Wendel S.A.	2,267	240,710
Zodiac Aerospace S.A. (a)	2,442	285,202

		69,935,900

Germany—7.5%
Adidas AG	14,130	1,469,732
Allianz SE	31,746	4,321,113
Axel Springer AG (a)	3,006	130,533
BASF SE	63,037	5,532,698
Bayer AG	56,642	5,854,446
Bayerische Motoren Werke AG	23,534	2,035,306
Beiersdorf AG	6,805	629,742
Brenntag AG	3,310	517,850
Commerzbank AG (a)	246,007	362,161
Continental AG	7,824	937,735
Daimler AG	62,852	3,427,229
Deutsche Bank AG	64,059	2,504,047
Deutsche Boerse AG	12,868	780,659
Deutsche Lufthansa AG	17,782	348,004
Deutsche Post AG	64,371	1,488,100
Deutsche Telekom AG	191,657	2,030,130
E.ON AG	123,175	2,155,323
Fraport AG (a)	2,305	129,511
Fresenius Medical Care AG	14,375	972,182
Fresenius SE	8,867	1,096,406
GEA Group AG	11,135	367,932
Hannover Rueckversicherung AG	3,778	296,921
HeidelbergCement AG	9,200	662,662
Henkel AG & Co. KGaA	8,633	682,897
Hochtief AG	2,679	174,623

MSF-166

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Hugo Boss AG	1,510	$169,512
Infineon Technologies AG (c)	73,323	580,240
K&S AG	11,843	551,866
Kabel Deutschland Holding AG (c)	6,250	577,323
Lanxess AG	5,523	392,449
Linde AG	13,128	2,446,369
MAN AG	3,045	328,192
Merck KGaA	4,259	643,867
Metro AG	8,734	248,823
Müenchener Rüeckversicherungs AG	12,534	2,349,185
RWE AG	34,949	1,305,553
Salzgitter AG	2,440	98,132
SAP AG	62,970	5,055,239
Siemens AG	57,549	6,210,627
Suedzucker AG	5,881	248,900
ThyssenKrupp AG	26,592	542,146
United Internet AG	8,781	213,957
Volkswagen AG	1,873	353,020

		61,223,342

Greece—0.1%
Coca-Cola Hellenic Bottling Co. S.A.	13,928	373,790
OPAP S.A.	15,589	123,305

		497,095

Hong Kong—3.0%
AIA Group, Ltd. (c)	828,200	3,619,411
ASM Pacific Technology, Ltd. (a)	14,200	156,452
Bank of East Asia, Ltd.	73,920	291,557
BOC Hong Kong Holdings, Ltd.	253,965	849,436
Cathay Pacific Airways, Ltd.	87,000	148,884
Cheung Kong Holdings, Ltd.	97,000	1,434,140
Cheung Kong Infrastructure Holdings, Ltd.	33,000	226,209
CLP Holdings, Ltd.	123,877	1,085,821
First Pacific Co., Ltd.	154,000	209,162
Galaxy Entertainment Group, Ltd. (c)	149,000	624,346
Hang Lung Properties, Ltd.	161,000	603,179
Hang Seng Bank, Ltd.	49,400	792,300
Henderson Land Development Co., Ltd.	73,000	499,688
HKT, Ltd. (c)	161,000	161,117
Hong Kong & China Gas Co.	365,425	1,065,022
Hong Kong Exchanges & Clearing, Ltd. (a)	73,400	1,253,698
Hopewell Holdings, Ltd.	25,000	101,485
Hutchison Whampoa, Ltd.	149,000	1,559,905
Hysan Development Co., Ltd.	45,000	228,550
Kerry Properties, Ltd.	46,500	207,255
Li & Fung, Ltd. (a)	429,600	593,322
MGM China Holdings, Ltd. (c)	71,200	153,376
MTR Corp.	95,000	378,022
New World Development, Ltd.	261,531	444,637
NWS Holdings, Ltd.	93,000	166,766
PCCW, Ltd.	283,000	130,609
Power Assets Holdings, Ltd.	99,549	940,618
Sands China, Ltd. (c)	165,200	856,977
Shangri-La Asia, Ltd.	109,540	215,934
Sino Land Co.	193,600	329,100

Hong Kong—(Continued)
SJM Holdings, Ltd.	141,000	$353,362
Sun Hung Kai Properties, Ltd.	105,000	1,414,560
Swire Pacific, Ltd.	43,317	553,009
Swire Properties, Ltd. (c)	83,600	298,217
The Link Real Estate Investment Trust (REIT)	161,141	880,458
Wharf Holdings, Ltd.	104,976	938,891
Wheelock & Co., Ltd.	68,000	364,699
Wing Hang Bank, Ltd.	13,500	143,733
Wynn Macau, Ltd. (a) (c)	104,000	278,262
Yue Yuen Industrial Holdings, Ltd.	50,500	165,035

		24,717,204

Ireland—0.3%
CRH plc	51,353	1,136,714
Elan Corp. plc (c)	36,869	428,859
Kerry Group plc	11,180	667,708

		2,233,281

Israel—0.5%
Bank Hapoalim B.M.	72,497	329,260
Bank Leumi le-Israel B.M.	101,093	356,891
Bezeq Israeli Telecommunication Corp., Ltd.	178,026	247,279
Israel Chemicals, Ltd.	29,917	387,381
Mellanox Technologies, Ltd. (c)	2,789	154,219
NICE Systems, Ltd. (c)	5,213	192,355
Teva Pharmaceutical Industries, Ltd.	62,149	2,472,404
The Israel Corp., Ltd.	188	142,970

		4,282,759

Italy—1.8%
Assicuraziono Generali S.p.A.	82,143	1,288,108
Atlantia S.p.A.	22,767	361,298
Banca Monte dei Paschi di Siena S.p.A.	345,338	82,543
Banco Popolare S.C.	124,102	157,813
Enel Green Power S.p.A (c)	151,622	285,240
Enel S.p.A.	449,278	1,476,225
ENI S.p.A.	176,270	3,965,062
Exor S.p.A	4,938	138,634
Fiat Industrial S.p.A. (c)	61,911	697,997
Fiat S.p.A.	59,813	320,242
Finmeccanica S.p.A.	28,782	139,315
Intesa Sanpaolo S.p.A.	672,234	992,390
Luxottica Group S.p.A.	11,742	590,808
Mediobanca S.p.A.	44,816	230,044
Pirelli & C. S.p.A. (a)	17,048	179,389
Prysmian S.p.A.	13,126	271,226
Saipem S.p.A.	18,391	567,768
Snam Rete Gas S.p.A.	112,113	512,379
Telecom Italia S.p.A.	668,281	475,431
Telecom Italia S.p.A.-RNC	360,593	223,126
Terna Rete Elettrica Nazionale S.p.A.	92,170	383,007
UniCredit S.p.A.	272,769	1,174,858
Unione di Banche Italiane SCPA	56,320	208,375

		14,721,278

MSF-167

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—20.6%
Advantest Corp. (a)	11,800	$167,037
Aeon Co., Ltd. (a)	41,000	531,439
Aeon Mall Co., Ltd. (a)	6,200	189,363
Air Water, Inc.	10,000	139,573
Aisin Seiki Co., Ltd.	13,000	479,570
Ajinomoto Co., Inc.	44,000	647,822
Alfresa Holdings Corp.	3,000	163,980
All Nippon Airways Co., Ltd. (a)	84,000	173,624
Amada Co., Ltd.	27,000	179,509
Aozora Bank, Ltd. (a)	77,000	217,616
Asahi Breweries, Ltd.	25,800	618,504
Asahi Glass Co., Ltd.	72,000	500,643
Asahi Kasei Corp. (a)	98,000	662,766
Asics Corp.	11,000	182,271
Astellas Pharma, Inc.	30,000	1,620,195
Benesse Corp. (a)	5,000	213,131
Bridgestone Corp.	46,800	1,580,735
Brother Industries, Ltd. (a)	16,400	170,085
Canon, Inc.	78,400	2,894,697
Casio Computer Co., Ltd.	16,900	132,498
Central Japan Railway Co.	10,400	1,100,515
Chiyoda Corp. (a)	11,000	123,404
Chubu Electric Power Co., Inc. (a)	47,800	583,161
Chugai Pharmaceutical Co., Ltd.	15,100	337,168
Chuo Mitsui Trust Holdings, Inc.	217,262	1,034,686
Credit Saison Co., Ltd. (a)	10,500	263,221
Dai Nippon Printing Co., Ltd. (a)	40,000	382,339
Daicel Chemical Industries, Ltd.	22,000	172,492
Daihatsu Motor Co., Ltd. (a)	14,000	291,215
Daiichi Sankyo Co., Ltd. (a)	45,200	872,654
Daikin Industries, Ltd. (a)	16,800	663,467
Dainippon Sumitomo Pharma Co., Ltd. (a)	12,000	212,921
Daito Trust Construction Co., Ltd. (a)	5,000	429,294
Daiwa House Industry Co., Ltd.	37,000	725,338
Daiwa Securities Group, Inc. (a)	110,000	780,181
Dena Co., Ltd. (a)	6,700	182,753
Denki Kagaku Kogyo K.K.	35,000	126,495
Denso Corp.	35,000	1,490,101
Dentsu, Inc. (a)	12,700	380,439
Don Quijote Co., Ltd.	4,100	182,099
East Japan Railway Co.	23,000	1,895,506
Eisai Co., Ltd. (a)	18,200	816,132
Electric Power Development Co., Ltd. (a)	8,800	224,231
FamilyMart Co., Ltd.	4,300	196,801
Fanuc, Ltd.	13,100	2,017,850
Fast Retailing Co., Ltd.	3,700	1,184,796
Fuji Electric Co., Ltd. (a)	43,000	126,483
Fuji Heavy Industries, Ltd.	42,000	668,041
FUJIFILM Holdings Corp. (a)	32,600	646,522
Fujitsu, Ltd.	135,000	564,337
Fukuoka Financial Group, Inc.	53,000	266,074
Hakuhodo DY Holdings, Inc.	1,760	135,788
Hamamatsu Photonics KK (a)	4,800	190,492
Hankyu Hanshin Holdings, Inc. (a)	83,000	501,954
Hino Motors, Ltd.	19,000	206,592
Hirose Electric Co., Ltd. (a)	2,200	290,688
Hisamitsu Pharmaceutical Co., Inc.	4,700	254,911

Japan—(Continued)
Hitachi Construction Machinary Co., Ltd. (a)	6,400	$137,880
Hitachi Metals, Ltd. (a)	13,000	124,602
Hitachi, Ltd.	324,000	1,891,962
Hokuriku Electric Power Co. (a)	12,000	148,505
Honda Motor Co., Ltd. (a)	113,900	4,394,327
Hoya Corp.	30,100	566,935
Hulic Co., Ltd. (a)	18,600	153,452
Ibiden Co., Ltd. (a)	8,300	130,096
Idemitsu Kosan Co., Ltd. (a)	1,600	139,528
Ihi Corp. (a)	99,000	301,732
Inpex Corp.	158	850,260
Isetan Mitsukoshi Holdings, Ltd.	22,600	327,052
Isuzu Motors, Ltd.	84,000	509,006
Itochu Corp. (a)	106,000	1,301,846
J. Front Retailing Co., Ltd.	30,000	234,795
Japan Airlines Co., Ltd. (c)	4,200	196,171
Japan Exchange Group, Inc. (a)	3,700	345,235
Japan Prime Realty Investment Corp. (REIT)	49	189,879
Japan Real Estate Investment Corp. (REIT)	40	554,375
Japan Retail Fund Investment Corp. (REIT)	135	335,299
Japan Tobacco, Inc.	75,100	2,406,572
JFE Holdings, Inc. (a)	35,500	687,101
JGC Corp. (a)	14,000	359,587
JS Group Corp. (a)	18,800	375,492
JSR Corp.	11,300	231,811
JTEKT Corp.	20,700	196,333
Jupiter Telecommunications Co., Ltd. (c)	154	201,930
JX Holdings, Inc. (c)	163,100	917,907
Kajima Corp. (a)	59,000	160,586
Kamigumi Co., Ltd. (a)	17,000	156,537
Kansai Paint Co., Ltd.	15,000	166,984
Kao Corp.	36,500	1,184,036
Kawasaki Heavy Industries, Ltd.	96,000	304,844
KDDI Corp. (a)	38,600	1,616,922
Keihin Electric Express Railway Co., Ltd. (a)	36,000	376,524
Keio Corp. (a)	45,000	387,241
Keisei Electric Railway Co., Ltd.	20,000	211,640
Keyence Corp.	3,300	1,015,046
Kikkoman Corp. (a)	12,000	210,200
Kintetsu Corp. (a)	121,120	565,202
Kirin Holdings Co., Ltd.	62,000	1,000,088
Kobe Steel, Ltd. (a)	177,000	208,502
Komatsu, Ltd.	63,800	1,524,530
Konami Corp. (a)	8,300	166,152
Konica Minolta Holdings, Inc. (a)	37,000	271,313
Kubota Corp. (a)	81,000	1,175,769
Kuraray Co., Ltd. (a)	24,500	345,941
Kurita Water Industries, Ltd. (a)	7,100	157,635
Kyocera Corp.	11,100	1,020,296
Kyowa Hakko Kogyo Co., Ltd.	20,000	227,021
Kyushu Electric Power Co., Inc.	28,400	290,249
Lawson, Inc. (a)	4,900	376,899
Makita Corp. (a)	7,200	321,408
Marubeni Corp. (a)	113,000	865,097
Marui Group Co., Ltd. (a)	16,000	166,436
Matsushita Electric Industrial Co., Ltd. (a)	154,900	1,167,188
Mazda Motor Corp. (a)	180,000	532,010

MSF-168

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	$134,684
Medipal Holdings Corp.	10,800	152,283
MEIJI Holdings Co., Ltd. (a)	5,100	234,032
Miraca Holdings, Inc.	4,000	192,248
Mitsubishi Chemical Holdings Corp. (a)	95,500	455,136
Mitsubishi Corp. (a)	95,200	1,790,704
Mitsubishi Electric Corp.	136,000	1,110,880
Mitsubishi Estate Co., Ltd.	88,000	2,496,661
Mitsubishi Gas & Chemical Co., Inc. (a)	26,000	172,283
Mitsubishi Heavy Industries, Ltd.	203,000	1,176,467
Mitsubishi Logistics Corp. (a)	9,000	167,223
Mitsubishi Materials Corp.	79,000	223,701
Mitsubishi Motors Corp. (a) (c)	320,000	335,379
Mitsubishi Tanabe Pharma Corp.	15,000	230,031
Mitsubishi UFJ Financial Group, Inc.	871,688	5,260,792
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	217,586
Mitsui & Co., Ltd. (a)	117,517	1,654,859
Mitsui Chemicals, Inc. (a)	57,000	124,351
Mitsui Fudosan Co., Ltd.	60,000	1,713,685
Mitsui OSK Lines, Ltd. (a)	75,000	248,890
Mitsui Sumitomo Insurance Group (a)	34,300	765,015
Mizuho Financial Group, Inc. (a)	1,577,400	3,391,280
Murata Manufacturing Co., Ltd. (a)	14,100	1,066,761
Nabtesco Corp. (a)	7,000	143,831
Namco Bandai Holdings, Inc.	12,500	221,780
NEC Corp. (a)	166,000	444,185
NGK Insulators, Ltd. (a)	17,000	181,608
NGK Spark Plug Co., Ltd.	10,000	153,669
Nidec Corp. (a)	8,300	497,912
Nikon Corp. (a)	23,100	545,114
Nintendo Co., Ltd. (a)	7,500	812,610
Nippon Building Fund, Inc. (REIT)	47	659,177
Nippon Electric Glass Co., Ltd. (a)	28,000	139,678
Nippon Express Co., Ltd. (a)	59,000	283,582
Nippon Meat Packers, Inc. (a)	14,000	226,752
Nippon Paper Group, Inc. (a) (b)	7,500	116,943
Nippon Steel Corp.	509,000	1,296,974
Nippon Telephone & Telegraph Corp.	31,300	1,367,086
Nippon Yusen K.K. (a)	101,000	260,402
Nissan Motor Co., Ltd.	174,800	1,695,813
Nisshin Seifun Group, Inc.	13,000	172,049
Nissin Food Products Co., Ltd. (a)	4,700	216,268
Nitori Co., Ltd.	2,650	205,052
Nitto Denko Corp.	10,700	643,773
NKSJ Holdings, Inc. (a) (c)	28,699	604,176
Nomura Holdings, Inc.	243,300	1,510,886
Nomura Real Estate Holdings, Inc. (a)	7,000	157,010
Nomura Real Estate Office Fund, Inc. (REIT)	20	147,462
Nomura Research Institute, Ltd.	6,200	160,892
NSK, Ltd. (a)	30,000	228,958
NTT Data Corp. (a)	76	251,331
NTT DoCoMo, Inc. (a)	1,027	1,528,192
Obayashi Corp. (a)	45,000	215,740
Odakyu Electric Railway Co., Ltd. (a)	44,000	549,192
OJI Paper Co., Ltd. (a)	68,000	255,789
Olympus Corp.	16,000	380,578
Omron Corp.	13,600	344,662

Japan—(Continued)
Ono Pharmaceutical Co., Ltd. (a)	6,400	$396,665
Oracle Corp. Japan	2,900	130,977
Oriental Land Co., Ltd.	3,400	557,610
ORIX Corp. (a)	71,600	915,642
Osaka Gas Co., Ltd. (a)	127,000	555,916
Otsuka Holdings Co., Ltd.	26,000	906,614
Park24 Co., Ltd.	7,300	143,104
Rakuten, Inc.	49,500	507,073
Resona Holdings, Inc. (a)	132,700	701,813
Ricoh Co., Ltd. (a)	45,000	490,831
Rinnai Corp. (a)	2,800	199,782
Rohm Co., Ltd.	6,700	233,139
Sankyo Co., Ltd.	3,600	168,808
Sanrio Co., Ltd. (a)	3,400	151,077
Santen Pharmaceutical Co., Ltd.	5,500	255,573
SBI Holdings, Inc. (a)	19,011	169,040
Secom Co., Ltd.	15,800	817,379
Sega Sammy Holdings, Inc. (a)	17,300	347,896
Sekisui Chemical Co., Ltd.	28,000	310,358
Sekisui House, Ltd.	36,000	490,452
Seven & I Holdings Co., Ltd.	53,100	1,763,180
Sharp Corp. (a)	77,000	220,636
Shikoku Electric Power Co., Inc. (a)	15,100	215,367
Shimamura Co., Ltd.	1,400	164,070
Shimano, Inc.	4,600	377,181
Shimizu Corp. (a)	37,000	121,682
Shin-Etsu Chemical Co., Ltd.	27,800	1,847,096
Shinsei Bank, Ltd. (a)	100,000	230,371
Shionogi & Co., Ltd.	19,400	393,428
Shiseido Co., Ltd. (a)	29,300	412,048
Showa Denko K.K. (a)	129,000	194,774
SMC Corp. (a)	3,700	719,728
Softbank Corp.	66,500	3,068,072
Sojitz Corp. (a)	113,600	178,453
Sony Corp. (a)	67,300	1,169,658
Sony Financial Holdings, Inc.	12,800	191,484
Stanley Electric Co., Ltd.	11,800	204,788
Sumitomo Chemical Co., Ltd.	109,000	342,955
Sumitomo Corp. (a)	81,000	1,022,831
Sumitomo Electric Industries, Ltd.	56,334	692,892
Sumitomo Heavy Industries, Ltd.	39,000	154,850
Sumitomo Metal Mining Co., Ltd.	40,000	568,891
Sumitomo Mitsui Financial Group, Inc.	92,600	3,804,541
Sumitomo Realty & Development Co., Ltd. (a)	25,000	974,669
Sumitomo Rubber Industries, Ltd.	12,500	210,019
Suruga Bank, Ltd.	13,000	209,004
Suzuken Co., Ltd.	5,300	192,489
Suzuki Motor Corp.	26,200	588,254
Sysmex Corp. (a)	4,300	262,352
T&D Holdings, Inc. (a)	38,800	465,148
Taiheiyo Cement Corp.	82,000	197,152
Taisei Corp. (a)	69,000	192,248
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	213,025
Taiyo Nippon Sanso Corp. (a)	18,000	125,386
Takashimaya Co., Ltd.	19,000	188,827
Takeda Pharmaceutical Co., Ltd. (a)	54,200	2,970,509
TDK Corp. (a)	8,400	294,976

MSF-169

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Teijin, Ltd.	66,000	$153,174
Terumo Corp. (a)	10,800	464,851
The Bank of Kyoto, Ltd. (a)	22,000	215,889
The Bank of Yokohama, Ltd.	83,000	482,032
The Chiba Bank, Ltd.	46,000	332,042
The Chugoku Bank, Ltd. (a)	12,000	194,355
The Chugoku Electric Power Co., Inc. (a)	23,700	309,950
The Dai-ichi Life Insurance Co., Ltd.	573	770,709
The Gunma Bank, Ltd.	26,000	155,394
The Hachijuni Bank, Ltd.	30,000	179,756
The Hiroshima Bank, Ltd.	38,000	184,175
The Iyo Bank, Ltd. (a)	17,000	157,986
The Japan Steel Works, Ltd. (a)	21,000	111,394
The Joyo Bank, Ltd. (a)	54,000	301,573
The Kansai Electric Power Co., Inc.	54,200	515,139
The Nishi-Nippon Bank, Ltd.	52,000	161,640
The Shizuoka Bank, Ltd.	41,000	463,451
The Tokyo Electric Power Co., Inc. (a)	97,600	243,019
THK Co., Ltd. (a)	7,700	152,890
Tobu Railway Co., Ltd. (a)	73,000	419,512
Toho Co., Ltd.	8,500	177,934
Toho Gas Co., Ltd. (a)	31,000	197,637
Tohoku Electric Power Co., Inc.	29,800	237,693
Tokio Marine Holdings, Inc.	49,400	1,429,638
Tokyo Electron, Ltd. (a)	12,400	529,368
Tokyo Gas Co., Ltd.	170,000	920,023
Tokyu Corp. (a)	76,000	563,456
Tokyu Land Corp. (a)	29,000	273,756
TonenGeneral Sekiyu K.K.	18,000	178,750
Toppan Printing Co., Ltd. (a)	41,000	296,085
Toray Industries, Inc. (a)	111,000	754,689
Toshiba Corp. (a)	283,000	1,442,669
TOTO, Ltd. (a)	19,000	170,870
Toyo Seikan Kaisha, Ltd.	10,200	141,505
Toyo Suisan Kaisha, Ltd.	6,000	185,556
Toyota Industries Corp. (a)	12,600	464,467
Toyota Motor Corp.	190,300	9,819,391
Toyota Tsusho Corp.	14,200	364,490
Trend Micro, Inc.	7,000	196,874
Tsumura & Co. (a)	3,900	142,803
Ube Industries, Ltd. (a)	68,000	134,358
Unicharm Corp. (a)	7,600	434,800
USS Co., Ltd.	1,660	190,989
West Japan Railway Co.	11,700	563,689
Yahoo! Japan Corp. (a)	1,158	534,242
Yakult Honsha Co., Ltd. (a)	6,300	254,446
Yamada Denki Co., Ltd. (a)	5,590	256,739
Yamaguchi Financial Group, Inc.	15,000	150,039
Yamaha Motor Co., Ltd. (a)	24,800	336,220
Yamato Holdings Co., Ltd. (a)	27,000	490,528
Yaskawa Electric Corp. (a)	18,000	181,326
Yokogawa Electric Corp. (a)	16,300	164,105

		168,043,071

Luxembourg—0.2%
ArcelorMittal	66,772	$864,016
Tenaris S.A. (a)	32,705	666,695

		1,530,711

Netherlands—2.6%
Aegon NV	117,488	708,607
Akzo Nobel NV	16,759	1,066,745
ASML Holding NV	21,082	1,421,922
Corio NV (REIT)	4,074	190,539
DE Master Blenders (c)	42,100	652,228
Delta Lloyd NV	9,946	171,938
EADS NV	31,258	1,596,470
Fugro NV	4,445	247,436
Heineken Holding NV	6,283	403,520
Heineken NV	16,408	1,240,746
ING Groep NV	262,304	1,888,421
Koninklijke Ahold NV	72,518	1,113,897
Koninklijke Boskalis Westminster NV	6,001	238,965
Koninklijke DSM NV	10,134	591,416
Koninklijke KPN NV (a)	76,902	261,050
Koninklijke Philips Electronics NV	65,768	1,957,957
Koninklijke Vopak NV	4,391	265,321
QIAGEN NV (c)	14,898	311,334
Randstad Holding NV (a)	9,402	385,980
Reed Elsevier NV	48,042	824,970
STMicroelectronics NV	44,693	344,801
TNT Express NV (c)	24,146	177,936
Unilever NV	110,874	4,553,167
Wolters Kluwer NV	20,745	454,143
Ziggo NV	8,492	299,511

		21,369,020

New Zealand—0.1%
Auckland International Airport, Ltd.	63,428	156,482
Contact Energy, Ltd.	25,746	123,119
Fletcher Building, Ltd.	46,652	335,646
Sky City Entertainment Group, Ltd.	39,539	146,293
Telecom Corp. of New Zealand, Ltd.	132,317	259,860

		1,021,400

Norway—0.8%
Aker Solutions ASA	11,775	220,402
DnB NOR ASA	66,462	979,494
Gjensidige Forsikring ASA (c)	14,357	238,114
Norsk Hydro ASA	59,320	258,366
Orkla ASA	54,230	435,707
SeaDrill, Ltd. (a)	25,063	913,276
Statoil ASA	75,596	1,848,356
Subsea 7 S.A. (a)	18,500	434,588
Telenor ASA	50,522	1,109,612
Yara International ASA	12,261	558,470

		6,996,385

MSF-170

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Portugal—0.2%
Banco Espirito Santo S.A.	142,170	$146,082
Energias de Portugal S.A.	131,492	406,570
Galp Energia, SGPS, S.A.	18,188	285,634
Jeronimo Martins, SGPS, S.A.	16,641	324,598
Portugal Telecom, SGPS, S.A. (a)	48,993	243,981

		1,406,865

Singapore—1.7%
Ascendas Real Estate Investment Trust (REIT)	108,000	226,704
CapitaCommercial Trust (REIT) (a)	143,000	182,916
CapitaLand, Ltd.	174,000	496,345
CapitaMall Trust (REIT)	153,200	258,470
CapitaMalls Asia, Ltd. (a)	101,000	167,328
City Developments, Ltd. (a)	34,000	311,302
ComfortDelGro Corp., Ltd.	153,000	235,866
DBS Group Holdings, Ltd.	123,467	1,596,935
Genting Singapore plc (a) (c)	418,200	505,266
Global Logistic Properties, Ltd. (c)	126,000	266,956
Golden Agri-Resources, Ltd. (a)	492,569	230,796
Jardine Cycle & Carriage, Ltd.	8,000	330,126
Keppel Corp., Ltd.	102,700	929,020
Keppel Land, Ltd.	54,000	172,002
Noble Group, Ltd.	263,909	259,255
Olam International, Ltd. (a)	94,090	130,770
Oversea-Chinese Banking Corp., Ltd.	183,880	1,581,695
SembCorp Industries, Ltd.	71,000	297,448
SembCorp Marine, Ltd. (a)	63,000	225,569
Singapore Airlines, Ltd.	36,940	324,067
Singapore Exchange, Ltd.	56,000	348,244
Singapore Press Holdings, Ltd. (a)	107,250	387,813
Singapore Technologies Engineering, Ltd.	92,000	320,349
Singapore Telecommunications, Ltd.	557,820	1,617,063
StarHub, Ltd.	44,000	154,440
United Overseas Bank, Ltd.	88,392	1,454,730
UOL Group, Ltd.	33,000	185,950
Wilmar International, Ltd. (a)	130,000	362,605

		13,560,030

Spain—2.6%
Abertis Infraestructuras S.A. (a)	27,266	461,145
ACS Actividades de Construccion y Servicios S.A.	9,579	224,212
Amadeus IT Holding S.A. (c)	21,923	594,516
Banco de Sabadell S.A. (a)	204,224	375,951
Banco Popular Espanol S.A.	389,740	292,335
Banco Santander S.A.	724,992	4,913,139
BBVA S.A.	376,905	3,292,374
Cintra Concesiones de Infraestructuras de Transporte S.A.	24,733	394,750
Criteria CaixaCorp. S.A. (c)	78,697	267,703
Distribuidora Internacional de Alimentacion S.A. (c)	40,028	277,592
Enagas S.A.	15,504	362,896
Gas Natural SDG S.A.	24,586	436,507
Grifols S.A.	9,470	352,759
Iberdrola S.A.	325,004	1,518,285
Inditex S.A.	15,081	2,013,286
International Consolidated Airlines Group S.A. (c)	77,576	300,374

Spain—(Continued)
Mapfre S.A. (a)	51,069	$158,303
Red Electrica Corporacion S.A.	6,689	337,310
Repsol YPF S.A.	56,242	1,146,376
Telefonica S.A.	278,382	3,769,470
Zardoya Otis S.A. (a)	8,808	118,003

		21,607,286

Sweden—3.2%
Alfa Laval AB (a)	20,852	482,868
Assa Abloy AB (Series B)	24,301	996,214
Atlas Copco AB (Series A)	47,637	1,360,460
Atlas Copco AB (Series B)	26,827	681,776
Boliden AB	18,744	303,039
Electrolux AB (a)	17,118	437,132
Elekta AB	26,324	400,707
Getinge AB (Class B) (a)	13,484	412,792
Hennes & Mauritz AB (Series B)	64,616	2,319,125
Hexagon AB (Series B)	17,090	467,154
Husqvarna AB (Series B) (a)	25,677	152,092
Industrivarden AB	8,655	158,183
Investor AB	29,565	857,100
Kinnevik Investment AB	14,418	350,460
LM Ericsson Telephone Co. (Class B) (a)	209,117	2,615,086
Lundin Petroleum AB (c)	16,017	347,820
Millicom International Cellular S.A. (c)	3,968	317,971
Nordea Bank AB	183,884	2,091,156
Ratos AB	13,548	143,593
Sandvik AB	67,711	1,047,228
Scania AB	21,772	457,907
Securitas AB	21,462	202,730
Skandinaviska Enskilda Banken AB (Series A) (a)	98,379	991,800
Skanska AB	23,981	434,935
SKF AB	26,654	653,620
Svenska Cellulosa AB	40,587	1,050,299
Svenska Handelsbanken AB (a)	34,300	1,471,353
Swedbank AB (a)	55,554	1,268,588
Swedish Match AB	14,499	451,536
Tele2 AB	21,032	367,276
TeliaSonera AB	149,892	1,073,964
Volvo AB (Series B) (c)	103,330	1,508,992

		25,874,956

Switzerland—8.8%
ABB, Ltd.	151,669	3,433,745
Actelion, Ltd. (c)	7,563	412,006
Adecco S.A.	8,604	472,955
Aryzta AG	5,635	333,780
Baloise Holdings AG	3,194	300,107
Banque Cantonale Vaudoise	215	120,492
Barry Callebaut AG	132	127,704
Cie Financiere Richemont S.A.	36,003	2,837,248
Credit Suisse Group AG	84,695	2,240,771
EMS-Chemie Holding AG	579	174,884
Geberit AG	2,339	577,666
Givaudan S.A.	558	687,334
Holcim, Ltd.	16,305	1,304,044

MSF-171

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Julius Baer Group, Ltd.	14,162	$553,057
Kuehne & Nagel International AG	4,135	452,701
Lindt & Spruengli AG	7	316,599
Lindt & Spruengli AG (Participation Certificate)	55	212,271
Lonza Group AG	4,506	293,353
Nestle S.A.	222,177	16,113,511
Novartis AG	158,480	11,313,596
Pargesa Holding S.A.	1,694	115,601
Partners Group Holding AG	1,228	303,955
Roche Holding AG	48,404	11,329,078
Schindler Holding AG	1,428	204,293
SGS S.A.	367	903,895
Sika AG	137	333,983
Sonova Holding AG	3,017	363,230
Sulzer AG	1,649	283,123
Swatch Group AG (Class A)	3,213	327,196
Swatch Group AG (Class B)	2,110	1,231,522
Swiss Life Holding AG (c)	2,159	321,167
Swiss Prime Site AG (a) (c)	3,833	311,190
Swisscom AG	1,498	695,080
SwissRe, Ltd. (c)	24,745	2,018,845
Syngenta AG	6,383	2,674,593
Transocean, Ltd. (c)	24,746	1,281,758
UBS AG	253,590	3,904,089
Zurich Financial Services AG	10,027	2,799,454

		71,679,876

United Kingdom—21.1%
3i Group plc (c)	63,549	306,373
Aberdeen Asset Management plc	61,345	401,710
Admiral Group plc	16,009	324,604
Aggreko plc (a)	18,556	504,175
AMEC plc	19,387	311,134
Anglo American plc (c)	95,352	2,453,013
Antofagasta plc	26,957	403,384
ARM Holdings plc	93,845	1,319,238
Associated British Foods plc	24,859	717,866
AstraZeneca plc	85,952	4,318,901
Aviva plc	205,068	923,361
Babcock International Group plc	24,050	398,312
BAE Systems plc	232,106	1,392,277
Balfour Beatty plc	43,332	154,940
Barclays plc	803,498	3,558,747
BG Group plc	235,900	4,046,990
BHP Billiton plc	144,490	4,192,331
BP plc	1,312,137	9,208,695
British American Tobacco plc	133,588	7,147,953
British Land Co. plc (REIT)	62,096	512,785
British Sky Broadcasting plc	73,819	990,138
BT Group plc	549,280	2,312,921
Bunzl plc	22,401	441,485
Burberry Group plc	32,742	661,359
Capita Group plc (a)	48,717	666,260
Capital Shopping Centres Group plc (REIT)	48,962	248,973
Carnival plc (c)	12,088	424,205
Centrica plc	350,493	1,960,083

United Kingdom—(Continued)
Cobham plc	73,272	$270,950
Compass Group plc	126,746	1,618,447
Croda International plc	9,658	402,550
Diageo plc	171,394	5,393,469
Experian plc	72,050	1,252,212
Fresnillo plc	11,783	243,371
G4S plc	106,542	472,734
GKN plc	107,131	431,662
GlaxoSmithKline plc	337,430	7,892,907
Glencore International plc (a) (c)	270,296	1,468,627
Hammerson plc (REIT) (c)	56,484	422,924
Hargreaves Lansdown plc (a)	16,913	223,075
HSBC Holdings plc	1,261,738	13,423,491
ICAP plc (a)	36,213	159,851
IMI plc	22,920	451,039
Imperial Tobacco Group plc	66,898	2,340,763
Inmarsat plc (a)	28,473	304,441
InterContinental Hotels Group plc	20,173	616,364
Intertek Group plc	10,631	548,870
Invensys plc	47,928	256,253
Investec plc	41,855	291,918
J. Sainsbury plc	75,442	433,883
Johnson Matthey plc	13,894	485,678
Kazakhmys plc (a)	13,920	83,048
Kingfisher plc	164,859	722,125
Land Securities Group plc (REIT)	52,350	659,380
Legal & General Group plc	429,168	1,126,423
Lloyds Banking Group plc	2,855,853	2,123,388
London Stock Exchange Group plc	9,645	192,441
Marks & Spencer Group plc	118,772	703,579
Meggitt plc	55,862	418,069
Melrose Industries plc	85,700	345,666
National Grid plc	254,654	2,963,565
Next plc	11,690	776,396
Old Mutual plc	337,381	1,043,207
Pearson plc	56,693	1,020,996
Petrofac, Ltd. (a)	17,337	377,508
Prudential plc	172,423	2,803,895
Randgold Resources, Ltd.	6,351	546,542
Reckitt Benckiser Group plc	45,288	3,247,524
Reed Elsevier plc	81,102	964,885
Resolution, Ltd.	99,349	412,075
Rexam plc	51,922	416,096
Rio Tinto plc	91,803	4,321,145
Rolls-Royce Holdings plc	126,716	2,176,008
Royal Bank of Scotland Group plc (c)	147,994	622,271
Royal Dutch Shell plc (Class A)	256,059	8,310,318
Royal Dutch Shell plc (Class B)	180,116	5,989,654
RSA Insurance Group plc	233,187	413,175
SABMiller plc	65,490	3,446,805
Schroders plc	6,754	217,257
Scottish & Southern Energy plc	67,077	1,514,641
Segro plc (REIT)	61,844	238,980
Serco Group plc	34,317	327,736
Severn Trent plc	16,575	431,098
Shire plc	39,190	1,192,733
Smith & Nephew plc	66,221	765,595

MSF-172

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Smiths Group plc	25,680	$491,821
Standard Chartered plc	165,992	4,297,195
Standard Life plc	171,497	955,945
Tate & Lyle plc	33,576	434,095
Tesco plc	553,815	3,217,789
The Sage Group plc	83,583	436,248
The Weir Group plc (a)	13,923	478,877
TUI Travel plc	32,223	159,868
Tullow Oil plc	61,905	1,157,959
Unilever plc	88,241	3,741,365
United Utilities Group plc	48,207	518,895
Vendeta Resources plc	9,571	146,264
Vodafone Group plc	3,388,618	9,611,756
Whitbread plc	12,742	498,649
WM Morrison Supermarkets plc	168,319	706,431
Wolseley plc	19,542	975,982
WPP plc	84,507	1,350,774
Xstrata plc	142,651	2,323,641

		172,125,470

Total Common Stock (Identified Cost $724,037,348)		782,065,554

Exchange Traded Funds—2.4%

United States—2.4%
iShares MSCI EAFE Index Fund (d)	336,000	19,817,280

Total Exchange Traded Funds (Identified Cost $19,367,427)		19,817,280

Preferred Stock—0.6%

Germany—0.5%
Bayerische Motoren Werke AG	3,505	224,354
Henkel AG & Co. KGaA	12,771	1,231,781
Porsche Automobil Holding SE	10,260	751,751
ProSiebenSat.1 Media AG	7,264	259,931
Volkswagen AG	9,896	1,970,586

		4,438,403

Switzerland—0.1%
Schindler Holding AG	3,222	473,570

Total Preferred Stock (Identified Cost $2,855,326)		4,911,973

Units—0.1%

Singapore—0.1%
Hutchison Port Holdings Trust	350,000	297,925

Total Units (Identified Cost $346,803)		297,925

Rights—0.0%
Security Description	Shares/Principal Amount	Value

Spain—0.0%
CaixaBank (a) (b) (c)	78,697	$5,356

Total Rights (Identified Cost $6,145)		5,356

Short Term Investments—10.2%

United States—10.2%
Federal Home Loan Mortgage Corp. 0.010%, 09/10/13	$1,100,000	1,099,277
State Street Navigator Securities Lending Prime Portfolio (e)	78,662,017	78,662,017
U.S. Treasury Bills 0.010%, 04/04/13	2,250,000	2,249,989
0.010%, 07/11/13	1,025,000	1,024,755
0.010%, 06/27/13	175,000	174,967

Total Short Term Investments (Identified Cost $83,211,005)		83,211,005

Total Investments—109.0% (Identified Cost $829,824,054) (f)		890,309,093
Liabilities in excess of other assets		(73,385,925)

Net Assets—100.0%		$816,923,168

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $74,886,804 and the collateral received consisted of cash in the amount of $78,662,017 and non-cash collateral with a value of $792. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Non-Income Producing.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $589,800.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $829,824,054. The aggregate unrealized appreciation and depreciation of investments was $186,035,543 and $(125,550,504), respectively, resulting in net unrealized appreciation of $60,485,039.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

MSF-173

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Depreciation
MSCI EAFE Mini Index Futures	06/21/13	50	$4,164,645	($16,645)

Ten Largest Industries as of March 28, 2013	% of Net Assets
Commercial Banks	12.4%
Pharmaceuticals	7.4%
Oil, Gas & Consumable Fuels	6.1%
Insurance	4.8%
Metals & Mining	4.1%
Food Products	4.0%
Automobiles	3.6%
Chemicals	3.5%
Diversified Telecommunication Services	2.7%
Beverages	2.6%

MSF-174

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$72,655,685	$—	$72,655,685
Austria	—	1,962,166	—	1,962,166
Belgium	—	9,457,467	—	9,457,467
Denmark	—	9,044,377	—	9,044,377
Finland	—	6,119,930	—	6,119,930
France	1,433,290	68,502,610	—	69,935,900
Germany	—	61,223,342	—	61,223,342
Greece	—	497,095	—	497,095
Hong Kong	—	24,717,204	—	24,717,204
Ireland	—	2,233,281	—	2,233,281
Israel	—	4,282,759	—	4,282,759
Italy	—	14,721,278	—	14,721,278
Japan	—	167,926,128	116,943	168,043,071
Luxembourg	—	1,530,711	—	1,530,711
Netherlands	—	21,369,020	—	21,369,020
New Zealand	—	1,021,400	—	1,021,400
Norway	—	6,996,385	—	6,996,385
Portugal	—	1,406,865	—	1,406,865
Singapore	—	13,560,030	—	13,560,030
Spain	—	21,607,286	—	21,607,286
Sweden	—	25,874,956	—	25,874,956
Switzerland	—	71,679,876	—	71,679,876
United Kingdom	—	172,125,470	—	172,125,470
Total Common Stock	1,433,290	780,515,321	116,943	782,065,554
Total Exchange Traded Funds*	19,817,280	—	—	19,817,280
Total Preferred Stock*	—	4,911,973	—	4,911,973
Total Units*	—	297,925	—	297,925
Total Rights*	—	—	5,356	5,356
Short Term Investments
United States	78,662,017	4,548,988	—	83,211,005
Total Investments	$99,912,587	$790,274,207	$122,299	$890,309,093

Collateral for Securities Loaned (Liability)	$—	$(78,662,017)	$—	$(78,662,017)

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(16,645)	$—	$—	$(16,645)

*	See Schedule of Investments for additional detailed categorizations.

MSF-175

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights	Total
Balance as of December 31, 2012	$0	$0	$0
Transfers into Level 3	131,258	0	131,258
Transfers out of Level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized gain	0	0	0
Change in unrealized depreciation	(14,315)	(789)	(15,104)
Security purchases	0	6,145	6,145
Security sales	0	0	0
Balance as of March 28, 2013	$116,943	$5,356	$122,299

Common stock transfer into Level 3 was due to a trading halt on the security’s exchange which resulted in the lack of observable inputs. The change in unrealized depreciation on investments held at March 28, 2013 was $(15,104).

MSF-176

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—97.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	177,253	$6,609,764

Auto Components—0.4%
Gentex Corp.	240,200	4,806,402

Beverages—0.9%
Boston Beer Co., Inc. (a)	70,472	11,250,150

Building Products—0.6%
A.O. Smith Corp.	58,300	4,289,131
AAON, Inc.	110,500	3,048,695

		7,337,826

Capital Markets—0.2%
Eaton Vance Corp.	59,400	2,484,702

Chemicals—5.1%
Balchem Corp.	213,250	9,370,205
Hawkins, Inc.	86,200	3,443,690
Innophos Holdings, Inc.	179,513	9,794,229
Intrepid Potash, Inc. (a)	267,000	5,008,920
LSB Industries, Inc. (a)	120,652	4,196,277
NewMarket Corp.	26,717	6,956,038
RPM International, Inc.	143,700	4,538,046
Sensient Technologies Corp.	371,435	14,519,394
Stepan Co.	70,118	4,424,446

		62,251,245

Commercial Banks—4.9%
Bank of Hawaii Corp.	239,200	12,153,752
Bank of the Ozarks, Inc.	52,800	2,341,680
BOK Financial Corp.	138,300	8,616,090
Community Bank System, Inc.	73,400	2,174,842
Cullen/Frost Bankers, Inc.	201,398	12,593,417
First Financial Bankshares, Inc.	169,641	8,244,553
FNB Corp.	210,963	2,552,652
PacWest Bancorp	107,520	3,129,907
Westamerica Bancorp	190,700	8,644,431

		60,451,324

Commercial Services & Supplies—4.8%
Copart, Inc. (a)	173,000	5,930,440
Healthcare Services Group, Inc.	520,534	13,341,287
Ritchie Bros. Auctioneers, Inc.	289,013	6,271,582
Rollins, Inc.	646,013	15,859,619
Team, Inc. (a)	69,503	2,854,488
United Stationers, Inc.	390,508	15,093,134

		59,350,550

Communications Equipment—0.7%
NETGEAR, Inc. (a)	254,200	8,518,242

Construction Materials—0.3%
Eagle Materials, Inc.	56,900	3,791,247

Containers & Packaging—2.9%
Aptargroup, Inc.	474,854	$27,232,877
Silgan Holdings, Inc.	183,900	8,689,275

		35,922,152

Distributors—1.1%
Pool Corp.	271,460	13,030,080

Electrical Equipment—0.4%
Franklin Electric Co., Inc.	3,900	130,923
Thermon Group Holdings, Inc. (a)	204,800	4,548,608

		4,679,531

Electronic Equipment, Instruments & Components—1.7%
FEI Co.	190,954	12,326,081
Littelfuse, Inc.	22,800	1,546,980
Trimble Navigation, Ltd. (a)	250,160	7,494,793

		21,367,854

Energy Equipment & Services—4.7%
CARBO Ceramics, Inc.	155,300	14,143,171
Lufkin Industries, Inc.	121,600	8,073,024
Natural Gas Services Group, Inc. (a)	216,688	4,173,411
Oceaneering International, Inc.	376,600	25,010,006
Pason Systems, Inc.	396,600	6,886,126

		58,285,738

Food & Staples Retailing—1.6%
Harris Teeter Supermarkets, Inc.	435,800	18,613,018
The North West Co., Inc.	66,500	1,518,074

		20,131,092

Food Products—2.4%
Darling International, Inc. (a)	312,200	5,607,112
Flowers Foods, Inc.	271,000	8,926,740
J&J Snack Foods Corp.	85,253	6,555,103
Lancaster Colony Corp.	114,900	8,847,300

		29,936,255

Gas Utilities—2.0%
New Jersey Resources Corp.	109,400	4,906,590
Northwest Natural Gas Co.	47,100	2,063,922
Piedmont Natural Gas Co., Inc.	73,100	2,403,528
South Jersey Industries, Inc.	159,000	8,838,810
WGL Holdings, Inc.	136,000	5,997,600

		24,210,450

Health Care Equipment & Supplies—7.0%
Abaxis, Inc. (a)	171,400	8,110,648
DENTSPLY International, Inc.	150,200	6,371,484
Haemonetics Corp. (a)	486,708	20,276,255
IDEXX Laboratories, Inc. (a)	170,400	15,743,256
Meridian Bioscience, Inc.	319,300	7,286,426
Sirona Dental Systems, Inc. (a)	201,600	14,863,968

MSF-177

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
West Pharmaceutical Services, Inc.	204,200	$13,260,748

		85,912,785

Health Care Providers & Services—4.1%
AmSurg Corp. (a)	183,742	6,181,081
Henry Schein, Inc. (a)	188,400	17,436,420
Landauer, Inc.	40,203	2,266,645
MWI Veterinary Supply, Inc. (a)	106,169	14,041,912
Owens & Minor, Inc.	78,400	2,552,704
Patterson Cos., Inc.	215,800	8,209,032

		50,687,794

Hotels, Restaurants & Leisure—2.4%
Bally Technologies, Inc. (a)	246,130	12,791,376
Brinker International, Inc.	255,300	9,612,045
Papa John’s International, Inc. (a)	6,900	426,558
The Cheesecake Factory, Inc.	155,200	5,992,272

		28,822,251

Household Durables—0.3%
Leggett & Platt, Inc.	106,800	3,607,704

Household Products—2.8%
Church & Dwight Co., Inc.	527,100	34,066,473

Industrial Conglomerates—0.8%
Raven Industries, Inc.	284,374	9,557,810

Insurance—1.7%
HCC Insurance Holdings, Inc.	108,200	4,547,646
RLI Corp.	148,070	10,638,830
Safety Insurance Group, Inc.	112,700	5,539,205

		20,725,681

IT Services—1.6%
Jack Henry & Associates, Inc.	155,500	7,185,655
Sapient Corp. (a)	525,473	6,405,516
Syntel, Inc.	87,300	5,894,496

		19,485,667

Leisure Equipment & Products—1.4%
Polaris Industries, Inc.	182,598	16,888,489

Life Sciences Tools & Services—1.8%
ICON plc (a)	402,100	12,983,809
PAREXEL International Corp. (a)	106,200	4,195,962
Techne Corp.	65,400	4,437,390

		21,617,161

Machinery—11.9%
AG Growth International, Inc.	16,400	540,380
Badger Meter, Inc.	159,268	8,524,023
Chart Industries, Inc. (a)	77,300	6,184,773
CLARCOR, Inc.	399,170	20,908,525

Machinery—(Continued)
Donaldson Co., Inc.	395,400	$14,309,526
Douglas Dynamics, Inc.	191,800	2,650,676
Graco, Inc.	125,600	7,288,568
Lincoln Electric Holdings, Inc.	97,178	5,265,104
Middleby Corp. (a)	39,900	6,070,785
Nordson Corp.	247,362	16,313,524
Tennant Co.	74,578	3,621,508
Toro Co.	217,000	9,990,680
Valmont Industries, Inc.	114,800	18,054,596
Wabtec Corp.	257,500	26,293,325

		146,015,993

Metals & Mining—1.7%
Alamos Gold, Inc.	550,300	7,550,116
Compass Minerals International, Inc.	154,100	12,158,490
Endeavour Silver Corp. (a)	238,700	1,484,714

		21,193,320

Multi-Utilities—0.2%
NorthWestern Corp.	61,300	2,443,418

Office Electronics—1.0%
Zebra Technologies Corp. (Class A) (a)	248,042	11,690,220

Oil, Gas & Consumable Fuels—3.2%
Cabot Oil & Gas Corp.	137,600	9,303,136
Concho Resources, Inc. (a)	66,700	6,498,581
Gulfport Energy Corp. (a)	254,300	11,654,569
Kodiak Oil & Gas Corp. (a)	454,800	4,134,132
Oasis Petroleum, Inc. (a)	209,300	7,968,051
Painted Pony Petroleum, Ltd. (a)	12,300	121,225

		39,679,694

Paper & Forest Products—0.5%
Stella-Jones, Inc. (144A) (CAD)	25,800	1,925,634
Stella-Jones, Inc. (CAD)	47,800	3,567,649

		5,493,283

Professional Services—0.6%
Exponent, Inc. (a)	142,507	7,686,828

Real Estate Management & Development—1.1%
Altisource Asset Management Corp. (a)	14,035	1,894,725
Altisource Portfolio Solutions S.A. (a)	163,252	11,386,827

		13,281,552

Road & Rail—0.4%
Genesee & Wyoming, Inc. (a)	53,000	4,934,830

Semiconductors & Semiconductor Equipment—1.7%
Hittite Microwave Corp. (a)	201,724	12,216,406
Power Integrations, Inc.	182,730	7,932,309
Volterra Semiconductor Corp. (a)	81,800	1,161,560

		21,310,275

MSF-178

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Principal Amount	Value

Software—6.4%
Blackbaud, Inc.	138,794	$4,112,466
Constellation Software, Inc.	76,450	9,391,118
FactSet Research Systems, Inc.	109,300	10,121,180
Manhattan Associates, Inc. (a)	95,519	7,096,107
MICROS Systems, Inc. (a)	371,232	16,894,768
Monotype Imaging Holdings, Inc.	61,776	1,467,180
Solera Holdings, Inc.	406,900	23,734,477
Tyler Technologies, Inc. (a)	99,300	6,083,118

		78,900,414

Specialty Retail—3.1%
Hibbett Sports, Inc. (a)	210,400	11,839,208
Sally Beauty Holdings, Inc. (a)	420,900	12,366,042
Tractor Supply Co.	138,400	14,411,592

		38,616,842

Textiles, Apparel & Luxury Goods—0.5%
Wolverine World Wide, Inc.	140,600	6,238,422

Thrifts & Mortgage Finance—3.0%
BankUnited, Inc.	232,000	5,943,840
Brookline Bancorp, Inc.	554,600	5,069,044
Home Loan Servicing Solutions, Ltd.	312,880	7,299,490
Ocwen Financial Corp. (a)	459,300	17,416,656
ViewPoint Financial Group, Inc.	38,100	766,191

		36,495,221

Trading Companies & Distributors—2.3%
Applied Industrial Technologies, Inc.	258,310	11,623,950
Beacon Roofing Supply, Inc. (a)	161,713	6,251,825
MSC Industrial Direct Co.	71,300	6,116,114
Watsco, Inc.	49,575	4,173,223

		28,165,112

Water Utilities—0.7%
American States Water Co.	48,700	$2,803,659
Aqua America, Inc.	180,500	5,674,920

		8,478,579

Total Common Stock (Identified Cost $852,020,978)		1,196,410,422

Short Term Investments—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement 03/28/13 at 0.010% to be repurchased at $27,327,030 on 04/01/13, collateralized by $21,235,000 U.S. Treasury Bond at4.625% due 2/15/40 with a value of $27,877,530.	$27,327,000	27,327,000

Total Short Term Investments (Identified Cost $27,327,000)		27,327,000

Total Investments—99.6% (Identified Cost $879,347,978) (b)		1,223,737,422
Other assets less liabilities		4,331,103

Net Assets—100.0%		$1,228,068,525

(a)	Non-Income Producing.
(b)	As of March 28, 2013, the aggregate cost of investments was $879,347,978. The aggregate unrealized appreciation and depreciation of investments was $355,051,880 and $(10,662,436), respectively, resulting in net unrealized appreciation of $344,389,444.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $1,925,634, which is 0.2% of net assets.
(CAD)—	Canadian Dollar

MSF-179

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$6,609,764	$—	$—	$6,609,764
Auto Components	4,806,402	—	—	4,806,402
Beverages	11,250,150	—	—	11,250,150
Building Products	7,337,826	—	—	7,337,826
Capital Markets	2,484,702	—	—	2,484,702
Chemicals	62,251,245	—	—	62,251,245
Commercial Banks	60,451,324	—	—	60,451,324
Commercial Services & Supplies	59,350,550	—	—	59,350,550
Communications Equipment	8,518,242	—	—	8,518,242
Construction Materials	3,791,247	—	—	3,791,247
Containers & Packaging	35,922,152	—	—	35,922,152
Distributors	13,030,080	—	—	13,030,080
Electrical Equipment	4,679,531	—	—	4,679,531
Electronic Equipment, Instruments & Components	21,367,854	—	—	21,367,854
Energy Equipment & Services	58,285,738	—	—	58,285,738
Food & Staples Retailing	20,131,092	—	—	20,131,092
Food Products	29,936,255	—	—	29,936,255
Gas Utilities	24,210,450	—	—	24,210,450
Health Care Equipment & Supplies	85,912,785	—	—	85,912,785
Health Care Providers & Services	50,687,794	—	—	50,687,794
Hotels, Restaurants & Leisure	28,822,251	—	—	28,822,251
Household Durables	3,607,704	—	—	3,607,704
Household Products	34,066,473	—	—	34,066,473
Industrial Conglomerates	9,557,810	—	—	9,557,810
Insurance	20,725,681	—	—	20,725,681
IT Services	19,485,667	—	—	19,485,667
Leisure Equipment & Products	16,888,489	—	—	16,888,489
Life Sciences Tools & Services	21,617,161	—	—	21,617,161
Machinery	146,015,993	—	—	146,015,993
Metals & Mining	21,193,320	—	—	21,193,320
Multi-Utilities	2,443,418	—	—	2,443,418
Office Electronics	11,690,220	—	—	11,690,220
Oil, Gas & Consumable Fuels	39,679,694	—	—	39,679,694
Paper & Forest Products	3,567,649	1,925,634	—	5,493,283
Professional Services	7,686,828	—	—	7,686,828
Real Estate Management & Development	13,281,552	—	—	13,281,552
Road & Rail	4,934,830	—	—	4,934,830
Semiconductors & Semiconductor Equipment	21,310,275	—	—	21,310,275

MSF-180

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$78,900,414	$—	$—	$78,900,414
Specialty Retail	38,616,842	—	—	38,616,842
Textiles, Apparel & Luxury Goods	6,238,422	—	—	6,238,422
Thrifts & Mortgage Finance	36,495,221	—	—	36,495,221
Trading Companies & Distributors	28,165,112	—	—	28,165,112
Water Utilities	8,478,579	—	—	8,478,579
Total Common Stock	1,194,484,788	1,925,634	—	1,196,410,422
Short Term Investments
Repurchase Agreement	—	27,327,000	—	27,327,000
Total Investments	$1,194,484,788	$29,252,634	$—	$1,223,737,422

MSF-181

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Australia—0.2%
Iluka Resources, Ltd. (a)	139,500	$1,364,009

Belgium—0.2%
ThromboGenics NV (b)	24,037	1,160,440

Brazil—4.1%
BM&FBovespa S.A.	1,080,600	7,294,017
Companhia de Bebidas das Americas (ADR)	152,850	6,470,140
Embraer S.A. (ADR)	213,770	7,625,176
Itau Unibanco Holding S.A. (ADR)	426,130	7,585,114

		28,974,447

Denmark—1.5%
Carlsberg A/S (Class B) (a)	52,602	5,130,918
FLSmidth & Co. A/S (a)	85,520	5,195,658

		10,326,576

Finland—0.5%
Fortum Oyj	190,408	3,848,721

France—5.9%
LVMH Moet Hennessy Louis Vuitton S.A.	81,021	13,919,127
PPR S.A.	63,680	14,019,597
Société Générale S.A.	86,504	2,853,694
Technip S.A.	109,210	11,203,427

		41,995,845

Germany—8.5%
Allianz SE	82,331	11,186,879
Bayer AG	109,487	11,296,624
Linde AG	37,241	6,927,613
SAP AG	208,180	16,683,451
Siemens AG	131,198	14,133,957

		60,228,524

India—3.7%
DLF, Ltd.	810,461	3,542,406
ICICI Bank, Ltd. (ADR)	249,730	10,713,417
Infosys Technologies, Ltd.	140,787	7,521,037
Zee Entertainment Enterprises, Ltd.	1,037,836	4,035,028

		25,811,888

Italy—2.1%
Brunello Cucinelli S.p.A.	37,450	789,107
Lottomatica S.p.A.	116,719	2,748,018
Prysmian S.p.A.	179,870	3,710,199
Tod’s S.p.A. (a)	50,973	7,314,634

		14,561,958

Japan—8.2%
Fanuc, Ltd.	30,500	4,692,309
Hoya Corp. (a)	35,200	662,184
KDDI Corp. (a)	245,600	10,275,411
Keyence Corp.	27,900	8,571,267

Japan—(Continued)
Kyocera Corp.	47,100	$4,324,076
Murata Manufacturing Co., Ltd. (a)	140,700	10,631,911
Nidec Corp. (a)	68,900	4,128,221
Sumitomo Mitsui Financial Group, Inc.	163,300	6,701,107
The Dai-ichi Life Insurance Co., Ltd. (a)	5,630	7,563,337

		57,549,823

Mexico—2.5%
Fomento Economico Mexicano S.A.B. de C.V. (a)	965,038	10,954,882
Grupo Televisa S.A.B. (ADR)	248,800	6,620,568

		17,575,450

Netherlands—2.4%
EADS NV	337,427	17,203,559

South Korea—0.1%
E-Mart Co., Ltd. (b)	3,201	631,379

Spain—3.6%
BBVA S.A.	966,125	8,424,603
Inditex S.A.	90,778	12,097,476
Repsol YPF S.A.	252,013	5,127,764

		25,649,843

Sweden—5.3%
Assa Abloy AB (Series B)	285,442	11,675,507
LM Ericsson Telephone Co. (Class B) (a)	2,047,451	25,546,973

		37,222,480

Switzerland—4.9%
Credit Suisse Group AG	162,580	4,290,722
Nestle S.A.	116,859	8,454,284
Roche Holding AG	33,689	7,865,476
UBS AG	921,558	14,152,523

		34,763,005

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,024,498	6,763,601

United Kingdom—3.4%
Prudential plc	633,792	10,313,329
Unilever plc	315,171	13,371,850

		23,685,179

United States—39.4%
3M Co.	103,700	11,024,347
Adobe Systems, Inc. (b)	261,660	11,384,827
Aetna, Inc.	220,310	11,262,247
Allergan, Inc.	24,310	2,713,725
Altera Corp.	362,010	12,840,495
Carnival Corp.	264,430	9,069,949
Citigroup, Inc.	127,180	5,626,443
Colgate-Palmolive Co.	118,220	13,953,507
eBay, Inc. (b)	285,920	15,502,582

MSF-182

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Principal Amount	Value

United States—(Continued)
Emerson Electric Co.	114,460	$6,394,880
Facebook, Inc. (b)	175,940	4,500,545
Fidelity National Financial, Inc.	178,710	4,508,853
Fusion-io, Inc. (a) (b)	208,420	3,411,835
Gilead Sciences, Inc. (a) (b)	149,980	7,338,521
Google, Inc. (Class A) (b)	19,500	15,483,585
Intuit, Inc.	170,610	11,200,547
Juniper Networks, Inc. (b)	370,080	6,861,283
Maxim Integrated Products, Inc.	375,650	12,264,973
McDonald’s Corp.	127,160	12,676,580
Medivation, Inc. (a)	37,620	1,759,487
Microsoft Corp.	341,120	9,759,443
St. Jude Medical, Inc. (a)	77,200	3,121,968
The Goldman Sachs Group, Inc.	43,600	6,415,740
The McGraw-Hill Cos., Inc. (a)	215,240	11,209,699
The Walt Disney Co.	241,470	13,715,496
Theravance, Inc. (a) (b)	151,730	3,583,863
Tiffany & Co. (a)	155,690	10,826,683
Transocean, Ltd.	131,678	6,841,989
United Parcel Service, Inc. (Class B)	89,640	7,700,076
Vertex Pharmaceuticals, Inc. (b)	34,460	1,894,611
WellPoint, Inc.	195,160	12,925,447
Zimmer Holdings, Inc. (a)	136,790	10,289,344

		278,063,570

Total Common Stock (Identified Cost $510,483,534)		687,380,297

Preferred Stock—1.9%

Germany—1.9%
Bayerische Motoren Werke AG	204,336	13,056,562

Total Preferred Stock (Identified Cost $7,755,878)		13,056,562

Short Term Investments—12.8%

United States—12.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,205,001 on 04/01/13, collateralized by $940,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $1,234,042.	$1,205,000	1,205,000
State Street Navigator Securities Lending Prime Portfolio (c)	89,151,881	89,151,881

Total Short Term Investments (Identified Cost $90,356,881)		90,356,881

Total Investments—112.2% (Identified Cost $608,596,293) (d)		790,793,740
Liabilities in excess of other assets		(86,014,908)

Net Assets—100.0%		$704,778,832

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $85,944,649 and the collateral received consisted of cash in the amount of $89,151,881. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $608,596,293. The aggregate unrealized appreciation and depreciation of investments was $200,001,909 and $(17,804,462), respectively, resulting in net unrealized appreciation of $182,197,447.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 28, 2013	% of Net Assets
Software	7.0%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Banks	5.1%
Internet Software & Services	5.0%
Insurance	4.8%
Communications Equipment	4.6%
Industrial Conglomerates	3.6%
Capital Markets	3.5%
Aerospace & Defense	3.5%
Hotels, Restaurants & Leisure	3.5%

MSF-183

Metropolitan Series Fund

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$1,364,009	$—	$1,364,009
Belgium	—	1,160,440	—	1,160,440
Brazil	28,974,447	—	—	28,974,447
Denmark	—	10,326,576	—	10,326,576
Finland	—	3,848,721	—	3,848,721
France	—	41,995,845	—	41,995,845
Germany	—	60,228,524	—	60,228,524
India	10,713,417	15,098,471	—	25,811,888
Italy	—	14,561,958	—	14,561,958
Japan	—	57,549,823	—	57,549,823
Mexico	17,575,450	—	—	17,575,450
Netherlands	—	17,203,559	—	17,203,559
South Korea	—	631,379	—	631,379
Spain	—	25,649,843	—	25,649,843
Sweden	—	37,222,480	—	37,222,480
Switzerland	—	34,763,005	—	34,763,005
Taiwan	—	6,763,601	—	6,763,601
United Kingdom	—	23,685,179	—	23,685,179
United States	278,063,570	—	—	278,063,570
Total Common Stock	335,326,884	352,053,413	—	687,380,297
Preferred Stock
Germany	—	13,056,562	—	13,056,562
Short Term Investments
United States	89,151,881	1,205,000	—	90,356,881
Total Investments	$424,478,765	$366,314,975	$—	$790,793,740

Collateral for Securities Loaned (Liability)	$—	$(89,151,881)	$—	$(89,151,881)

The following table details transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$7,542,950	$0	$0	$7,542,950

Transfers from Level 2 to Level 1 were due to the discontinuation of a systematic fair valuation model factor.

MSF-184

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—94.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	20,590	$378,650
AeroVironment, Inc. (a) (b)	8,967	162,572
American Science & Engineering, Inc.	4,769	290,861
Astronics Corp. (b)	5,318	158,583
Cubic Corp.	8,470	361,838
Curtiss-Wright Corp.	24,567	852,475
DigitalGlobe, Inc. (b)	27,626	798,668
Esterline Technologies Corp. (b)	15,964	1,208,475
GenCorp, Inc. (a) (b)	29,383	390,794
HEICO Corp. (Class B) (a)	27,175	1,179,667
Hexcel Corp. (b)	51,904	1,505,735
Kratos Defense & Security Solutions, Inc. (a) (b)	16,795	84,479
LMI Aerospace, Inc. (b)	5,223	108,586
Moog, Inc. (b)	23,663	1,084,475
Orbital Sciences Corp. (b)	29,768	496,828
Taser International, Inc. (b)	30,079	239,128
Teledyne Technologies, Inc. (b)	19,150	1,502,126
The KEYW Holding Corp. (a) (b)	13,666	220,432

		11,024,372

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (b)	29,240	170,469
Atlas Air Worldwide Holdings, Inc. (b)	13,822	563,385
Forward Air Corp.	15,560	580,232
HUB Group, Inc. (b)	19,221	739,240
Pacer International, Inc. (b)	21,625	108,774
Park-Ohio Holdings Corp. (b)	4,748	157,301
XPO Logistics, Inc. (a) (b)	9,537	160,603

		2,480,004

Airlines—0.9%
Alaska Air Group, Inc. (a) (b)	36,883	2,359,037
Allegiant Travel Co. (b)	7,740	687,157
Hawaiian Holdings, Inc. (a) (b)	26,730	153,965
JetBlue Airways Corp. (a) (b)	119,009	821,162
Republic Airways Holdings, Inc. (b)	25,789	297,605
Skywest, Inc.	24,419	391,925
Spirit Airlines, Inc. (b)	22,113	560,786
US Airways Group, Inc. (a) (b)	85,764	1,455,415

		6,727,052

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc. (b)	34,595	472,222
Cooper Tire & Rubber Co.	32,939	845,215
Dana Holding Corp.	76,356	1,361,427
Dorman Products, Inc. (a) (b)	12,774	475,321
Drew Industries, Inc. (b)	10,366	376,389
Exide Technologies (b)	40,883	110,384
Fuel Systems Solutions, Inc. (a) (b)	8,320	137,030
Gentherm, Inc. (b)	16,060	263,063
Modine Manufacturing Co. (b)	24,735	225,089
Spartan Motors, Inc.	19,530	103,704
Standard Motor Products, Inc.	9,638	267,165
Stoneridge, Inc. (b)	13,705	104,569
Superior Industries International, Inc.	12,615	235,648
Tenneco, Inc. (b)	31,602	1,242,275

		6,219,501

Automobiles—0.0%
Winnebago Industries, Inc. (b)	16,165	$333,646

Beverages—0.2%
Boston Beer Co., Inc. (b)	4,097	654,045
Coca-Cola Bottling Co. Consolidated	2,376	143,320
Heckmann Corp. (a) (b)	83,048	356,276
National Beverage Corp. (a)	7,440	104,532

		1,258,173

Biotechnology—3.8%
Achillion Pharmaceuticals, Inc. (b)	39,065	341,428
Acorda Therapeutics, Inc. (b)	20,455	655,174
Aegerion Pharmaceuticals, Inc. (a) (b)	15,084	608,489
Alkermes plc (b)	64,920	1,539,253
Alnylam Pharmaceuticals, Inc. (a) (b)	29,088	708,875
AMAG Pharmaceuticals, Inc. (b)	11,699	279,021
Arena Pharmaceuticals, Inc. (a) (b)	114,562	940,554
Arqule, Inc. (b)	34,077	88,259
Array Biopharma, Inc. (b)	63,397	311,913
Astex Pharmaceuticals (b)	52,716	235,113
AVEO Pharmaceuticals, Inc. (a) (b)	30,596	224,881
Celldex Therapeutics, Inc. (b)	43,201	500,268
Cepheid, Inc. (a) (b)	34,332	1,317,319
Clovis Oncology, Inc. (a) (b)	7,994	229,188
Coronado Biosciences, Inc. (b)	11,263	109,476
Cubist Pharmaceuticals, Inc. (b)	32,976	1,543,936
Curis, Inc. (b)	44,220	145,042
Cytori Therapeutics, Inc. (a) (b)	31,861	79,971
Dendreon Corp. (a) (b)	82,091	388,290
Dyax Corp. (b)	51,208	223,267
Dynavax Technologies Corp. (a) (b)	93,835	208,314
Emergent Biosolutions, Inc. (b)	13,410	187,472
Exact Sciences Corp. (b)	37,741	369,862
Exelixis, Inc.(a) (b)	98,275	454,030
Genomic Health, Inc. (a) (b)	8,810	249,147
Halozyme Therapeutics, Inc. (a) (b)	47,510	274,133
Idenix Pharmaceuticals, Inc. (a) (b)	48,904	174,098
Immunogen, Inc. (a) (b)	44,397	713,016
Immunomedics, Inc. (a) (b)	39,907	96,176
Infinity Pharmaceuticals, Inc. (b)	14,991	726,614
Intercept Pharmaceuticals, Inc. (a) (b)	3,580	133,892
InterMune, Inc. (a) (b)	43,557	394,191
Ironwood Pharmaceuticals, Inc. (a) (b)	40,102	733,466
Isis Pharmaceuticals, Inc. (a) (b)	53,285	902,648
Keryx Biopharmaceuticals, Inc. (a) (b)	41,752	293,934
Lexicon Pharmaceuticals, Inc. (a) (b)	108,597	236,741
Ligand Pharmaceuticals, Inc. (b)	10,985	292,750
MannKind Corp. (a) (b)	74,752	253,409
Momenta Pharmaceuticals, Inc. (a) (b)	23,710	316,291
Neurocrine Biosciences, Inc. (b)	35,916	436,020
NewLink Genetics Corp. (a) (b)	7,185	88,160
Novavax, Inc. (a) (b)	73,148	166,777
NPS Pharmaceuticals, Inc. (a) (b)	43,696	445,262
OncoGenex Pharmaceutical, Inc. (b)	8,617	97,631
Opko Health, Inc. (a) (b)	59,324	452,642
Orexigen Therapeutics, Inc. (b)	40,060	250,375

MSF-185

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Osiris Therapeutics, Inc. (b)	9,827	$102,201
PDL BioPharma, Inc. (a)	75,107	549,032
Pharmacyclics, Inc. (b)	27,834	2,238,132
Progenics Pharmaceuticals, Inc. (b)	26,203	141,234
Raptor Pharmaceutical Corp. (a) (b)	26,716	156,289
Repligen Corp. (b)	18,018	124,504
Rigel Pharmaceuticals, Inc. (b)	48,513	329,403
Sangamo Biosciences, Inc. (a) (b)	28,660	273,990
Sciclone Pharmaceuticals, Inc. (b)	31,065	142,899
Seattle Genetics, Inc. (a) (b)	50,527	1,794,214
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	230,753
Sunesis Pharmaceuticals, Inc. (a) (b)	17,950	98,186
Synageva BioPharma Corp. (b)	6,906	379,278
Synergy Pharmaceuticals, Inc. (a) (b)	25,719	156,114
Synta Pharmaceuticals Corp. (a) (b)	20,751	178,459
Theravance, Inc. (a) (b)	32,331	763,658
Threshold Pharmaceuticals, Inc. (a) (b)	24,847	114,545
Trius Therapeutics, Inc. (b)	18,572	127,032
Vical, Inc. (b)	40,691	161,950
XOMA Corp. (a) (b)	38,763	135,283

		27,613,924

Building Products—0.9%
A.O. Smith Corp.	19,556	1,438,735
AAON, Inc. (a)	10,242	282,577
Ameresco, Inc. (b)	14,515	107,411
American Woodmark Corp. (b)	5,650	192,269
Apogee Enterprises, Inc.	13,569	392,823
Builders FirstSource, Inc. (a) (b)	25,665	150,397
Gibraltar Industries, Inc. (b)	14,856	271,122
Griffon Corp. (b)	24,495	291,980
Insteel Industries, Inc.	9,958	162,515
NCI Building Systems, Inc. (b)	10,596	184,053
Nortek, Inc. (b)	4,481	319,764
Quanex Building Products Corp.	17,697	284,922
Simpson Manufacturing Co., Inc.	20,877	639,045
Trex Co., Inc. (b)	7,886	387,833
Universal Forest Products, Inc.	10,498	417,925
USG Corp. (a) (b)	39,350	1,040,414

		6,563,785

Capital Markets—2.4%
Apollo Investment Corp.	103,885	868,479
Arlington Asset Investment Corp.	7,800	201,318
BGC Partners, Inc. (a)	53,053	220,700
BlackRock Kelso Capital Corp. (a)	38,057	380,570
Calamos Asset Management, Inc.	11,175	131,530
Capital Southwest Corp.	1,392	160,080
Cohen & Steers, Inc. (a)	9,693	349,626
Cowen Group, Inc. (b)	41,897	118,150
Diamond Hill Investment Group, Inc. (b)	1,546	120,294
Duff & Phelps Corp.	19,133	296,753
Evercore Partners, Inc.	15,370	639,392
FBR & Co. (b)	5,282	99,988
Fidus Investment Corp. (a)	7,619	145,904
Fifth Street Finance Corp.	55,036	606,497

Capital Markets—(Continued)
Financial Engines, Inc. (a) (b)	24,757	$896,699
Firsthand Technology Value Fund, Inc. (b)	5,589	107,812
FXCM, Inc.	11,592	158,579
GAMCO Investors, Inc.	3,845	204,208
GFI Group, Inc. (a)	37,777	126,175
Gladstone Capital Corp.	12,173	111,992
Gladstone Investment Corp. (a)	14,338	104,811
Golub Capital BDC, Inc. (a)	7,941	131,106
Greenhill & Co., Inc.	15,513	828,084
GSV Capital Corp. (a) (b)	10,974	90,645
Hercules Technology Growth Capital, Inc.	32,237	394,903
HFF, Inc. (b)	17,729	353,339
ICG Group, Inc. (b)	20,148	251,447
International FCStone, Inc. (a) (b)	7,668	133,500
Investment Technology Group, Inc. (b)	23,464	259,043
KCAP Financial, Inc. (a)	12,596	135,659
Knight Capital Group, Inc. (b)	97,052	361,033
Ladenburg Thalmann Financial Services, Inc. (b)	59,513	98,792
Main Street Capital Corp. (a)	16,158	518,510
Manning & Napier, Inc. (b)	8,917	147,487
MCG Capital Corp. (b)	42,140	201,429
Medallion Financial Corp. (a)	7,820	103,380
Medley Capital Corp.	15,293	242,394
MVC Capital, Inc.	13,488	173,051
New Mountain Finance Corp.	13,537	197,911
NGP Capital Resources Co.	12,117	86,152
Oppenheimer Holdings, Inc.	5,749	111,933
PennantPark Investment Corp.	33,969	383,510
Piper Jaffray Cos. (b)	8,439	289,458
Prospect Capital Corp.	104,774	1,143,084
Safeguard Scientifics, Inc. (a) (b)	11,857	187,341
Solar Capital, Ltd.	23,565	553,542
Solar Senior Capital, Ltd.	6,468	124,186
Stifel Financial Corp. (b)	31,775	1,101,639
SWS Group, Inc.	16,722	101,168
THL Credit, Inc.	6,874	102,972
TICC Capital Corp. (a)	24,365	242,188
Triangle Capital Corp. (a)	13,996	391,748
Virtus Investment Partners, Inc. (b)	3,046	567,409
Walter Investment Management Corp.	19,069	710,320
Westwood Holdings Group, Inc.	3,352	148,929
WisdomTree Investments, Inc. (b)	33,771	351,218

		17,268,067

Chemicals—2.2%
A. Schulman, Inc.	16,210	511,588
ADA-ES, Inc. (b)	4,907	130,379
American Vanguard Corp.	14,887	454,649
Arabian American Development Co. (a) (b)	11,141	93,919
Axiall Corp.	35,265	2,192,072
Balchem Corp.	15,297	672,150
Calgon Carbon Corp. (a) (b)	26,161	473,514
Chemtura Corp. (b)	52,334	1,130,938
Ferro Corp. (b)	46,359	312,923
Flotek Industries, Inc. (a) (b)	25,871	422,991
FutureFuel Corp.	9,675	117,551

MSF-186

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
H.B. Fuller Co.	25,868	$1,010,921
Hawkins, Inc.	4,778	190,881
Innophos Holdings, Inc.	11,603	633,060
Innospec, Inc.	12,490	553,057
KMG Chemicals, Inc.	4,440	86,314
Koppers Holdings, Inc.	11,124	489,233
Kraton Performance Polymers, Inc. (b)	16,524	386,662
Landec Corp. (b)	14,010	202,725
LSB Industries, Inc. (b)	9,253	321,819
Minerals Technologies, Inc.	18,596	771,920
Olin Corp.	41,593	1,048,975
OM Group, Inc. (b)	16,641	390,731
Omnova Solutions, Inc. (b)	24,497	187,892
PolyOne Corp. (b)	51,101	1,247,365
Quaker Chemical Corp.	6,591	389,001
Sensient Technologies Corp.	26,602	1,039,872
Stepan Co.	8,970	566,007
Zep, Inc.	10,762	161,538
Zoltek Cos., Inc. (a) (b)	15,344	183,361

		16,374,008

Commercial Banks—6.0%
1st Source Corp.	8,143	192,989
1st United Bancorp, Inc. (b)	12,631	81,596
American National Bankshares, Inc. (a)	4,458	96,114
Ameris Bancorp	13,498	193,696
Ames National Corp.	4,449	92,806
Arrow Financial Corp. (a)	5,486	135,175
Bancfirst Corp. (a)	4,227	176,266
Banco Latinoamericano de Exportaciones S.A.	14,005	346,484
Bancorp, Inc. (b)	17,608	243,871
BancorpSouth, Inc.	50,104	816,695
Bank of Kentucky Financial Corp.	2,984	81,851
Bank of Marin Bancorp (a)	3,199	128,248
Bank of the Ozarks, Inc. (a)	14,780	655,493
Banner Corp.	10,387	330,618
BBCN Bancorp, Inc. (b)	39,760	519,266
Boston Private Financial Holdings, Inc.	40,232	397,492
Bridge Bancorp, Inc.	3,615	77,759
Bryn Mawr Bank Corp.	6,395	148,876
Camden National Corp.	3,953	130,765
Capital Bank Financial Corp. (b)	7,183	123,260
Cardinal Financial Corp.	17,067	310,278
Cathay General Bancorp	41,687	838,742
Center Bancorp, Inc.	6,998	86,985
Centerstate Banks, Inc.	16,702	143,303
Central Pacific Financial Corp. (b)	11,945	187,536
Chemical Financial Corp.	13,755	362,857
Citizens & Northern Corp.	6,716	130,962
Citizens Republic Bancorp, Inc. (b)	22,305	502,978
City Holding Co. (a)	8,336	331,689
CNB Financial Corp.	6,782	115,633
CoBiz Financial, Inc. (a)	17,832	144,083
Columbia Banking System, Inc.	21,597	474,702
Community Bank System, Inc. (a)	21,059	623,978
Community Trust Bancorp, Inc. (a)	7,420	252,503

Commercial Banks—(Continued)
CVB Financial Corp.	47,878	$539,585
Eagle Bancorp, Inc. (b)	9,117	199,571
Enterprise Financial Services Corp.	11,259	161,454
Financial Institutions, Inc.	6,461	128,962
First Bancorp (a)	8,242	111,185
First Bancorp, Inc. (a)	5,125	92,301
First BanCorp/Puerto Rico (a) (b)	39,016	243,070
First Busey Corp.	42,355	193,562
First California Financial Group, Inc. (b)	12,923	110,104
First Commonwealth Financial Corp. (a)	56,357	420,423
First Community Bancshares, Inc.	8,470	134,249
First Connecticut Bancorp, Inc. (b)	9,833	144,840
First Financial Bancorp	30,745	493,457
First Financial Bankshares, Inc. (a)	16,723	812,738
First Financial Corp. (a)	6,038	190,137
First Interstate Bancsystem, Inc.	7,114	133,814
First Merchants Corp.	14,938	231,091
First Midwest Bancorp, Inc.	41,102	545,835
FirstMerit Corp. (a)	57,420	949,153
FNB Corp. (a)	71,997	871,164
German American Bancorp, Inc. (a)	6,759	155,525
Glacier Bancorp, Inc. (a)	38,230	725,605
Great Southern Bancorp, Inc.	6,069	148,023
Guaranty Bancorp (b)	43,378	91,094
Hancock Holding Co.	40,443	1,250,498
Hanmi Financial Corp. (b)	17,546	280,736
Heartland Financial USA, Inc.	7,703	194,655
Heritage Financial Corp. (b)	10,314	149,553
Home Bancshares, Inc.	11,883	447,633
HomeTrust Bancshares, Inc. (b)	10,270	162,266
Hudson Valley Holding Corp.	7,889	117,625
Iberiabank Corp.	15,241	762,355
Independent Bank Corp. (a)	11,835	385,703
International Bancshares Corp.	28,704	597,043
Investors Bancorp, Inc. (b)	22,076	414,587
Lakeland Bancorp, Inc. (a)	13,915	137,063
Lakeland Financial Corp.	9,208	245,761
MainSource Financial Group, Inc.	12,295	172,622
MB Financial, Inc.	28,968	700,157
Merchants Bancshares, Inc.	2,728	82,208
Metro Bancorp, Inc. (b)	7,930	131,162
MetroCorp Bancshares, Inc. (b)	9,106	91,880
MidWestOne Financial Group, Inc.	3,929	93,549
National Bankshares, Inc.	4,218	147,335
National Penn Bancshares, Inc.	67,536	721,960
NBT Bancorp, Inc.	24,027	532,208
Old National Bancorp	53,086	729,932
OmniAmerican Bancorp, Inc. (b)	7,185	181,637
Oriental Financial Group, Inc.	25,382	393,675
Pacific Continental Corp.	10,841	121,094
PacWest Bancorp	15,528	452,020
Park National Corp. (a)	5,759	401,921
Park Sterling Corp. (b)	18,229	102,812
Penns Woods Bancorp, Inc.	1,988	81,448
People’s Bancorp, Inc.	5,988	134,071
Pinnacle Financial Partners, Inc. (b)	18,820	439,635
Preferred Bank/Los Angeles (a) (b)	6,777	106,941

MSF-187

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
PrivateBancorp, Inc.	33,931	$641,635
Prosperity Bancshares, Inc. (a)	25,017	1,185,556
Renasant Corp.	12,711	284,472
Republic Bancorp, Inc. (Class A) (a)	5,421	122,731
S&T Bancorp, Inc.	15,660	290,336
S.Y. Bancorp, Inc.	7,089	159,502
Sandy Spring Bancorp, Inc.	13,670	274,767
SCBT Financial Corp.	8,161	411,314
Seacoast Banking Corp. of Florida (a) (b)	42,919	89,701
Sierra Bancorp	7,033	92,484
Simmons First National Corp. (a)	9,347	236,666
Southside Bancshares, Inc. (a)	8,324	174,887
Southwest Bancorp, Inc. (b)	11,069	139,027
State Bank Financial Corp. (b)	16,379	268,124
StellarOne Corp.	12,984	209,692
Sterling Bancorp	17,221	174,965
Sterling Financial Corp. (b)	13,897	301,426
Susquehanna Bancshares, Inc.	99,673	1,238,935
Taylor Capital Group, Inc. (a) (b)	7,608	121,652
Texas Capital Bancshares, Inc. (b)	21,162	856,003
The First of Long Island Corp.	3,365	99,772
Tompkins Financial Corp.	6,009	254,060
TowneBank (a)	12,365	185,104
TriCo Bancshares (a)	8,062	137,860
Trustmark Corp. (a)	34,161	854,367
UMB Financial Corp. (a)	16,960	832,227
Umpqua Holdings Corp.	60,457	801,660
Union First Market Bankshares Corp.	9,844	192,549
United Bankshares, Inc. (a)	25,900	689,199
United Community Banks, Inc. (b)	21,449	243,232
Univest Corp. of Pennsylvania	9,559	166,518
Virginia Commerce Bancorp, Inc. (b)	12,273	172,436
Washington Banking Co.	9,167	127,788
Washington Trust Bancorp, Inc.	7,713	211,182
Webster Finanical Corp.	38,104	924,403
WesBanco, Inc.	12,861	308,021
West Bancorporation, Inc.	8,036	89,200
West Coast Bancorp (b)	10,292	249,890
Westamerica Bancorp (a)	14,310	648,672
Western Alliance Bancorp (b)	37,712	521,934
Wilshire Bancorp, Inc. (b)	29,438	199,590
Wintrust Financial Corp. (a)	19,337	716,242

		44,166,017

Commercial Services & Supplies—2.2%
ABM Industries, Inc.	27,975	622,164
ACCO Brands Corp. (b)	58,424	390,272
Casella Waste Systems, Inc. (b)	21,613	94,449
Consolidated Graphics, Inc. (b)	4,031	157,612
Deluxe Corp.	26,554	1,099,336
EnergySolutions, Inc. (b)	44,723	167,711
EnerNOC, Inc. (b)	15,853	275,367
Ennis, Inc.	14,123	212,834
G&K Services, Inc.	10,384	472,576
Healthcare Services Group, Inc.	35,527	910,557
Herman Miller, Inc.	30,530	844,765

Commercial Services & Supplies—(Continued)
Higher One Holdings, Inc. (a) (b)	15,855	$140,951
HNI Corp. (a)	24,237	860,171
Innerworkings, Inc. (a) (b)	17,056	258,228
Interface, Inc.	31,333	602,220
Kimball International, Inc. (Class B) (a)	18,813	170,446
Knoll, Inc.	25,885	469,295
McGrath Rentcorp	13,375	415,962
Mine Safety Appliances Co.	14,087	698,997
Mobile Mini, Inc. (a) (b)	19,043	560,435
Multi-Color Corp. (a)	6,895	177,822
Quad/Graphics, Inc. (a)	13,076	313,039
Standard Parking Corp. (b)	8,683	179,738
Steelcase, Inc.	41,383	609,572
SYKES Enterprises, Inc. (b)	17,643	281,582
Team, Inc. (b)	10,055	412,959
Tetra Tech, Inc. (b) (c)	33,211	1,012,603
The Brink’s Co.	24,924	704,352
The GEO Group, Inc. (b)	36,840	1,385,921
TMS International Corp. (b)	7,203	95,080
U.S. Ecology, Inc.	10,060	267,093
United Stationers, Inc.	21,229	820,501
Viad Corp.	11,786	326,001

		16,010,611

Communications Equipment—1.9%
ADTRAN, Inc. (a)	33,462	657,528
Anaren, Inc. (a) (b)	8,343	161,771
Arris Group, Inc. (b)	59,022	1,013,408
Aruba Networks, Inc. (a) (b)	59,276	1,466,488
Aviat Networks, Inc. (b)	34,336	115,712
Bel Fuse, Inc. (Class B)	6,585	102,792
Black Box Corp.	9,812	214,000
CalAmp Corp. (b)	19,380	212,599
Calix, Inc. (a) (b)	19,494	158,876
Ciena Corp. (b)	52,583	841,854
Comtech Telecommunications Corp. (b)	8,068	195,891
Digi International, Inc. (b)	14,316	127,842
Emulex Corp. (b)	45,893	299,681
Extreme Networks (b)	50,140	168,972
Finisar Corp. (a) (b)	47,662	628,662
Globecomm Systems, Inc. (b)	14,070	168,981
Harmonic, Inc. (b)	59,191	342,716
Infinera Corp. (a) (b)	63,652	445,564
InterDigital, Inc. (a)	21,402	1,023,658
Ixia (b)	21,276	460,413
KVH Industries, Inc. (b)	8,641	117,258
Loral Space & Communications, Inc. (b)	5,792	358,409
NETGEAR, Inc. (b)	20,185	676,399
Oplink Communications, Inc. (b)	10,830	177,612
Parkervision, Inc. (a) (b)	43,816	160,805
Plantronics, Inc.	23,070	1,019,463
Procera Networks, Inc. (a) (b)	10,321	122,717
Ruckus Wireless, Inc. (a) (b)	6,338	133,098
SeaChange International, Inc. (b)	15,237	181,168
ShoreTel, Inc. (b)	25,559	92,779
Sonus Networks, Inc. (a) (b)	115,150	298,238

MSF-188

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Symmetricom, Inc. (b)	25,522	$115,870
Tellabs, Inc.	194,568	406,647
Telular Corp.	9,422	94,785
ViaSat, Inc. (a) (b)	19,916	964,731

		13,727,387

Computers & Peripherals—0.5%
Avid Technology, Inc. (b)	15,838	99,304
Cray, Inc. (b)	20,870	484,393
Datalink Corp. (b)	9,229	111,487
Electronics for Imaging, Inc. (b)	24,822	629,486
Immersion Corp. (a) (b)	16,446	193,076
Intermec, Inc. (b)	30,773	302,499
QLogic Corp. (b)	51,727	600,033
Quantum Corp. (a) (b)	116,840	149,555
Silicon Graphics International Corp. (a) (b)	18,071	248,476
STEC, Inc. (b)	21,917	96,873
Super Micro Computer, Inc. (a) (b)	14,579	164,597
Synaptics, Inc. (b)	18,012	732,908

		3,812,687

Construction & Engineering—0.9%
Aegion Corp. (b)	20,173	467,005
Comfort Systems USA, Inc.	21,659	305,175
Dycom Industries, Inc. (b)	18,140	357,177
EMCOR Group, Inc. (b)	34,774	1,474,070
Furmanite Corp. (b)	21,557	144,216
Granite Construction, Inc.	20,021	637,469
Great Lakes Dredge & Dock Corp.	32,033	215,582
Layne Christensen Co. (a) (b)	10,438	223,164
MasTec, Inc. (b)	29,428	857,826
Michael Baker Corp.	4,638	113,631
MYR Group, Inc. (b)	10,017	246,018
Northwest Pipe Co. (b)	4,794	134,136
Orion Marine Group, Inc. (b)	14,575	144,876
Pike Electric Corp. (b)	9,657	137,419
Primoris Services Corp.	14,921	329,903
Sterling Construction Co., Inc. (b)	8,227	89,592
Tutor Perini Corp. (b)	19,192	370,406

		6,247,665

Construction Materials—0.4%
Eagle Materials, Inc.	25,006	1,666,150
Headwaters, Inc. (b)	38,364	418,167
Texas Industries, Inc. (a)	12,237	772,277

		2,856,594

Consumer Finance—0.7%
Cash America International, Inc. (a)	15,693	823,412
Credit Acceptance Corp. (b)	3,612	441,170
DFC Global Corp. (b)	22,515	374,650
Encore Capital Group, Inc. (b)	11,801	355,210
Ezcorp., Inc. (b)	24,505	521,956
First Cash Financial Services, Inc. (b)	14,639	854,039
Green Dot Corp. (a) (b)	12,988	217,029

Consumer Finance—(Continued)
Nelnet, Inc.	12,596	$425,745
Netspend Holdings, Inc. (b)	16,359	259,944
World Acceptance Corp. (a) (b)	5,533	475,119

		4,748,274

Containers & Packaging—0.2%
AEP Industries, Inc. (b)	2,424	174,067
Berry Plastics Group, Inc. (b)	15,686	298,818
Boise, Inc. (b)	53,751	465,484
Graphic Packaging Holding Co. (b)	77,128	577,689
Myers Industries, Inc.	17,980	251,001

		1,767,059

Distributors—0.2%
Core-Mark Holding Co., Inc.	5,932	304,371
Pool Corp.	24,879	1,194,192
VOXX International Corp. (b)	10,683	114,415

		1,612,978

Diversified Consumer Services—1.1%
American Public Education, Inc. (a) (b)	9,943	346,911
Ascent Capital Group, Inc. (b)	6,860	510,658
Bridgepoint Education, Inc. (a) (b)	9,743	99,671
Bright Horizons Family Solutions, Inc. (b)	6,946	234,705
Capella Education Co. (b)	7,429	231,339
Carriage Services, Inc. (a)	9,414	200,048
Coinstar, Inc. (a) (b)	14,700	858,774
Corinthian Colleges, Inc. (a) (b)	47,588	99,935
Grand Canyon Education, Inc. (b)	21,494	545,733
Hillenbrand, Inc.	28,780	727,559
K12, Inc. (a) (b)	13,883	334,719
LifeLock, Inc. (b)	10,612	102,194
Mac-Gray Corp.	7,254	92,851
Matthews International Corp. (a)	15,814	551,751
Regis Corp. (a)	30,707	558,560
Sotheby’s	36,034	1,348,032
Steiner Leisure, Ltd. (b)	8,240	398,486
Stewart Enterprises, Inc. (a)	36,822	342,076
Strayer Education, Inc. (a)	6,343	306,874
Universal Technical Institute, Inc. (b)	11,178	141,178

		8,032,054

Diversified Financial Services—0.4%
MarketAxess Holdings, Inc.	19,495	727,164
Marlin Business Services Corp.	4,620	107,138
NewStar Financial, Inc. (b)	14,397	190,472
PHH Corp. (a) (b)	30,324	665,915
Pico Holdings, Inc. (b)	12,147	269,663
Portfolio Recovery Associates, Inc. (b)	9,087	1,153,322

		3,113,674

Diversified Telecommunication Services—0.5%
8X8, Inc. (b)	37,474	256,697
Atlantic Tele-Network, Inc.	4,754	230,617
Cbeyond, Inc. (b)	13,419	99,703

MSF-189

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Cincinnati Bell, Inc. (a) (b)	105,708	$344,608
Cogent Communications Group, Inc. (a) (b)	24,794	654,562
Consolidated Communications Holdings, Inc.	19,216	337,241
Fairpoint Communications, Inc. (a) (b)	11,602	86,667
General Communication, Inc. (b)	20,236	185,564
Hawaiian Telcom Holdco., Inc. (a) (b)	6,401	147,671
IDT Corp.	8,438	101,762
inContact, Inc. (b)	17,083	138,201
Iridium Communications, Inc. (a) (b)	23,828	143,445
Lumos Networks Corp. (a)	8,454	113,960
magicJack VocalTec, Ltd. (a) (b)	8,170	114,380
ORBCOMM, Inc. (a) (b)	20,007	104,236
Premiere Global Services, Inc. (b)	24,982	274,552
Vonage Holdings Corp. (b)	74,697	215,874

		3,549,740

Electric Utilities—1.4%
Allete, Inc.	20,181	989,273
Cleco Corp.	32,177	1,513,284
El Paso Electric Co.	21,145	711,529
IDACORP, Inc.	26,162	1,262,840
MGE Energy, Inc. (a)	12,573	697,047
PNM Resources, Inc.	42,143	981,510
Portland General Electric Co.	39,771	1,206,254
The Empire District Electric Co.	22,399	501,738
UIL Holdings Corp. (a)	26,643	1,054,796
Unitil Corp.	7,429	208,978
UNS Energy Corp.	21,055	1,030,432

		10,157,681

Electrical Equipment—1.1%
Acuity Brands, Inc.	21,982	1,524,452
AZZ, Inc.	13,326	642,313
Belden, Inc.	23,192	1,197,867
Brady Corp.	25,291	848,007
Capstone Turbine Corp. (a) (b)	164,599	148,139
Encore Wire Corp.	8,083	283,067
EnerSys (b)	25,256	1,151,169
Franklin Electric Co., Inc.	24,472	821,525
Generac Holdings, Inc. (a) (b)	12,918	456,522
Global Power Equipment Group, Inc.	8,163	143,832
II-VI, Inc. (b)	27,302	465,226
Powell Industries, Inc. (b)	4,404	231,518
Preformed Line Products Co.	1,321	92,430
Solarcity Corp. (b)	8,365	157,931
Thermon Group Holdings, Inc. (b)	7,965	176,903

		8,340,901

Electronic Equipment, Instruments & Components—2.0%
Anixter International, Inc. (b)	15,032	1,051,037
Benchmark Electronics, Inc. (b)	30,443	548,583
Checkpoint Systems, Inc. (b)	21,005	274,325
Cognex Corp.	22,737	958,365
Coherent, Inc. (b)	12,319	698,980
CTS Corp.	18,070	188,651

Electronic Equipment, Instruments & Components—(Continued)
Daktronics, Inc.	18,513	$194,387
DTS, Inc. (b)	9,298	154,626
Electro Rent Corp. (a)	9,062	168,009
Electro Scientific Industries, Inc. (b)	11,663	128,876
Fabrinet (b)	14,981	218,872
FARO Technologies, Inc. (b)	8,551	371,028
FEI Co.	19,283	1,244,718
Gerber Scientific, Inc. (a) (b)	14,024	0
GSI Group, Inc. (b)	18,739	159,844
Insight Enterprises, Inc. (b) (c)	22,462	463,166
InvenSense, Inc. (b)	19,747	210,898
Kemet Corp. (b)	22,874	142,963
Littelfuse, Inc.	11,485	779,257
Maxwell Technologies, Inc. (b)	14,377	77,492
Measurement Specialties, Inc. (b)	8,286	329,534
Mercury Computer Systems, Inc. (b)	15,581	114,832
Methode Electronics, Inc. (a)	20,336	261,928
MTS Systems Corp.	8,022	466,479
Newport Corp. (b)	20,202	341,818
OSI Systems, Inc. (b)	10,522	655,415
Park Electrochemical Corp.	10,569	267,818
PC Connection, Inc. (b)	5,373	87,849
Plexus Corp. (b) (c)	18,360	446,332
Power-One, Inc. (a) (b)	37,411	155,256
Richardson Electronics, Ltd.	8,010	94,999
Rofin-Sinar Technologies, Inc. (b)	15,227	412,499
Rogers Corp. (b)	8,965	426,913
Sanmina Corp. (b)	42,537	483,220
Scansource, Inc. (b)	14,516	409,642
SYNNEX Corp. (a) (b)	13,438	497,206
TTM Technologies, Inc. (b)	26,923	204,615
Universal Display Corp. (a) (b)	21,034	618,189
Vishay Precision Group, Inc. (b)	6,373	93,619
Zygo Corp. (b)	8,667	128,358

		14,530,598

Energy Equipment & Services—2.0%
Basic Energy Services, Inc. (a) (b)	20,004	273,455
Bristow Group, Inc. (b)	18,646	1,229,517
C&J Energy Services, Inc. (a) (b)	23,819	545,455
Cal Dive International, Inc. (a) (b)	50,687	91,237
Dawson Geophysical Co. (b)	5,124	153,720
Dril-Quip, Inc. (b)	21,257	1,852,973
Exterran Holdings, Inc. (a) (b)	33,119	894,213
Forum Energy Technologies, Inc. (b)	12,683	364,763
Geospace Technologies Corp. (b)	6,866	740,979
Gulf Island Fabrication, Inc. (a)	7,812	164,521
Gulfmark Offshore, Inc. (b)	14,262	555,648
Helix Energy Solutions Group, Inc. (b)	55,982	1,280,868
Hercules Offshore, Inc. (b)	82,886	615,014
Hornbeck Offshore Services, Inc. (b)	18,781	872,565
ION Geophysical Corp. (a) (b)	68,572	466,975
Key Energy Services, Inc. (b)	80,293	648,767
Lufkin Industries, Inc. (a)	17,574	1,166,738
Matrix Service Co. (b)	14,196	211,520
Mitcham Industries, Inc. (b)	7,031	118,965

MSF-190

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Natural Gas Services Group, Inc. (b)	6,643	$127,944
Newpark Resources, Inc. (a) (b)	49,796	462,107
Parker Drilling Co. (b)	67,607	289,358
PHI, Inc. (a) (b)	7,440	254,522
Pioneer Energy Services Corp. (b)	31,825	262,556
RigNet, Inc. (b)	6,898	172,036
Tesco Corp. (b)	16,366	219,141
Tetra Technologies, Inc. (b)	39,068	400,838
Vantage Drilling Co. (a) (b)	106,150	185,762
Willbros Group, Inc. (b)	22,413	220,096

		14,842,253

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (a)	18,855	1,099,247
Chefs’ Warehouse Holdings, LLC (b)	6,163	113,831
Harris Teeter Supermarkets, Inc.	23,320	995,997
Ingles Markets, Inc. (a)	7,334	157,534
Nash Finch Co.	6,720	131,578
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	2,924	65,936
Pricesmart, Inc. (a)	9,705	755,340
Rite Aid Corp. (b)	354,324	673,216
Spartan Stores, Inc.	11,884	208,564
SUPERVALU, Inc. (a)	113,610	572,594
Susser Holdings Corp. (a) (b)	6,155	314,582
The Andersons, Inc.	9,754	522,034
The Pantry, Inc. (b)	12,441	155,139
United Natural Foods, Inc. (b)	25,510	1,255,092
Village Super Market, Inc.	4,726	159,219
Weis Markets, Inc.	6,205	252,544

		7,432,447

Food Products—1.5%
Alico, Inc. (a)	2,064	95,460
Annie’s, Inc. (b)	3,181	121,705
B&G Foods, Inc.	27,503	838,567
Boulder Brands, Inc. (a) (b)	31,712	284,774
Cal-Maine Foods, Inc.	7,468	317,838
Calavo Growers, Inc. (a)	6,124	176,249
Chiquita Brands International, Inc. (b)	24,259	188,250
Darling International, Inc. (b)	60,621	1,088,753
Diamond Foods, Inc. (a)	11,661	196,604
Dole Food Co., Inc. (a) (b)	20,253	220,758
Fresh Del Monte Produce, Inc. (b)	20,445	551,606
J&J Snack Foods Corp.	7,928	609,584
John B. Sanfilippo & Son, Inc.	4,642	92,747
Lancaster Colony Corp.	9,882	760,914
Limoneira Co.	4,954	95,711
Omega Protein Corp. (b)	11,349	122,002
Pilgrim’s Pride Corp. (b)	32,160	295,550
Post Holdings, Inc. (b)	13,882	595,954
Sanderson Farms, Inc.	11,409	623,160
Seneca Foods Corp. (b)	4,612	152,288
Snyders-Lance, Inc.	23,294	588,406
The Hain Celestial Group, Inc. (a) (b)	18,326	1,119,352
Tootsie Roll Industries, Inc. (a)	12,997	388,727
TreeHouse Foods, Inc. (b)	18,597	1,211,595

		10,736,554

Gas Utilities—0.9%
Chesapeake Utilities Corp.	4,498	$220,627
New Jersey Resources Corp. (a)	21,933	983,695
Northwest Natural Gas Co.	14,144	619,790
Piedmont Natural Gas Co., Inc.	39,445	1,296,951
South Jersey Industries, Inc.	15,904	884,103
Southwest Gas Corp.	23,934	1,135,908
The Laclede Group, Inc. (a)	12,170	519,659
WGL Holdings, Inc.	26,917	1,187,040

		6,847,773

Health Care Equipment & Supplies—2.9%
Abaxis, Inc. (b)	12,234	578,913
ABIOMED, Inc. (a) (b)	16,820	314,029
Accuray, Inc. (a) (b)	37,218	172,692
Align Technology, Inc. (a) (b)	38,046	1,274,921
Analogic Corp.	6,542	516,949
Angiodynamics, Inc. (b)	13,423	153,425
Anika Therapeutics, Inc. (b)	7,087	102,903
Antares Pharma, Inc. (a) (b)	58,477	209,348
ArthroCare Corp. (b)	14,508	504,298
Atrion Corp.	874	167,799
Cantel Medical Corp.	12,710	382,063
Cardiovascular Systems, Inc. (b)	8,814	180,511
Cerus Corp. (a) (b)	29,134	128,772
Conceptus, Inc. (a) (b)	16,733	404,102
Conmed Corp. (b)	14,206	483,856
CryoLife, Inc. (b)	17,220	103,492
Cyberonics, Inc. (b)	14,671	686,749
Cynosure, Inc. (b)	5,968	156,183
DexCom, Inc. (b)	35,316	590,484
Endologix, Inc. (b)	29,672	479,203
Exactech, Inc. (b)	5,322	110,112
Greatbatch, Inc. (b)	12,931	386,249
Haemonetics Corp. (b)	26,522	1,104,907
HeartWare International, Inc. (b)	8,570	757,845
ICU Medical, Inc. (b)	6,398	377,162
Insulet Corp. (a) (b)	27,643	714,848
Integra LifeSciences Holdings Corp. (b)	10,937	426,652
Invacare Corp. (a)	15,930	207,886
MAKO Surgical Corp. (a) (b)	19,333	215,563
Masimo Corp. (b)	26,648	522,834
Meridian Bioscience, Inc. (a)	22,552	514,637
Merit Medical Systems, Inc. (b)	21,638	265,282
Natus Medical, Inc. (b)	16,472	221,384
Navidea Biopharmaceuticals, Inc. (a) (b)	62,068	168,204
Neogen Corp. (b)	13,315	660,025
NuVasive, Inc. (b)	22,552	480,583
NxStage Medical, Inc. (b)	26,395	297,736
OraSure Technologies, Inc. (b)	29,491	159,251
Orthofix International NV (b)	9,598	344,280
Palomar Medical Technologies, Inc. (b)	11,206	151,169
PhotoMedex, Inc. (a) (b)	8,374	134,738
Quidel Corp. (b)	13,903	330,196
Rochester Medical Corp. (a) (b)	6,374	93,188
RTI Biologics, Inc. (b)	32,270	127,144
Solta Medical, Inc. (a) (b)	36,732	80,810

MSF-191

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Spectranetics Corp. (b)	19,030	$352,626
Staar Surgical Co. (a) (b)	19,419	109,329
STERIS Corp.	29,805	1,240,186
SurModics, Inc. (b)	6,337	172,683
Symmetry Medical, Inc. (b)	21,060	241,137
Tornier NV (b)	8,318	156,794
Unilife Corp. (a) (b)	51,606	112,501
Utah Medical Products, Inc.	1,990	97,052
Vascular Solutions, Inc. (b)	9,953	161,438
Volcano Corp. (b)	27,732	617,314
West Pharmaceutical Services, Inc.	18,062	1,172,946
Wright Medical Group, Inc. (b)	23,318	555,202

		21,432,585

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc. (b)	13,306	391,063
Accretive Health, Inc. (a) (b)	30,305	307,899
Air Methods Corp. (a) (b)	20,526	990,174
Almost Family, Inc. (b)	4,862	99,331
Amedisys, Inc. (b)	18,591	206,732
AMN Healthcare Services, Inc. (b)	23,983	379,651
AmSurg Corp. (b)	17,693	595,193
Assisted Living Concepts, Inc. (a) (b)	10,628	126,367
Bio-Reference Labs, Inc. (a) (b)	12,716	330,362
BioScrip, Inc. (b)	24,999	317,737
Capital Senior Living Corp. (b)	14,260	376,892
Centene Corp. (b)	26,880	1,183,795
Chemed Corp. (a)	10,240	818,995
Chindex International, Inc. (b)	7,045	96,798
Corvel Corp. (b)	3,920	194,001
Emeritus Corp. (b)	15,831	439,943
ExamWorks Group, Inc. (a) (b)	14,017	242,774
Five Star Quality Care, Inc. (b)	25,265	169,023
Gentiva Health Services, Inc. (b)	16,117	174,386
Hanger Orthopedic Group, Inc. (b)	17,356	547,235
Healthsouth Corp. (b)	50,404	1,329,153
Healthways, Inc. (b)	18,606	227,924
HMS Holdings Corp. (b)	44,959	1,220,637
IPC The Hospitalist Co., Inc. (b)	9,377	417,089
Kindred Healthcare, Inc. (b)	29,215	307,634
Landauer, Inc.	5,165	291,203
LHC Group, Inc. (b)	8,340	179,227
Magellan Health Services, Inc. (b)	15,217	723,873
Molina Healthcare, Inc. (b)	16,104	497,130
MWI Veterinary Supply, Inc. (b)	6,571	869,080
National Healthcare Corp. (a)	5,246	239,847
Owens & Minor, Inc. (a)	33,804	1,100,658
PharMerica Corp. (b)	17,146	240,044
Select Medical Holdings Corp. (b)	19,234	173,106
Team Health Holdings, Inc. (b)	15,271	555,559
The Ensign Group, Inc.	9,427	314,862
The Providence Service Corp. (b)	7,703	142,428
Triple-S Management Corp. (b)	12,074	210,329
U.S. Physical Therapy, Inc. (b)	6,011	161,395
Universal American Corp. (b)	20,509	170,840
Vanguard Health Systems, Inc. (b)	16,940	251,898
WellCare Health Plans, Inc. (b)	22,057	1,278,424

		18,890,691

Health Care Technology—0.6%
athenahealth, Inc. (b)	18,964	$1,840,267
Computer Programs & Systems, Inc.	5,856	316,868
HealthStream, Inc. (b)	10,052	230,593
MedAssets, Inc. (b)	31,309	602,698
Medidata Solutions, Inc. (b)	12,292	712,690
Merge Healthcare, Inc. (a) (b)	29,111	84,131
Omnicell, Inc. (b)	16,926	319,563
Quality Systems, Inc.	20,268	370,499
Vocera Communications, Inc. (b)	4,339	99,797

		4,577,106

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc. (b)	12,829	466,078
Ameristar Casinos, Inc. (a)	16,695	437,910
Biglari Holdings, Inc. (b)	605	225,780
BJ’s Restaurants, Inc. (a) (b)	13,550	450,944
Bloomin’ Brands, Inc. (a) (b)	8,959	160,097
Bob Evans Farms, Inc.	14,725	627,579
Boyd Gaming Corp. (a) (b)	29,447	243,527
Bravo Brio Restaurant Group, Inc. (b)	9,979	157,968
Buffalo Wild Wings, Inc. (a) (b)	10,005	875,738
Caesars Entertainment Corp. (a) (b)	17,291	274,235
CEC Entertainment, Inc.	9,410	308,178
Churchill Downs, Inc.	6,465	452,809
Chuy’s Holdings, Inc. (b)	2,892	94,221
Cracker Barrel Old Country Store, Inc.	10,275	830,734
Denny’s Corp. (b)	50,069	288,898
DineEquity, Inc. (b)	8,015	551,352
Domino’s Pizza, Inc. (b)	29,468	1,515,834
Fiesta Restaurant Group, Inc. (b)	7,465	198,345
International Speedway Corp.	15,258	498,631
Interval Leisure Group, Inc. (b)	21,655	470,780
Jack in the Box, Inc. (b)	22,716	785,746
Jamba, Inc. (a) (b)	39,716	113,191
Krispy Kreme Doughnuts, Inc. (b)	29,102	420,233
Life Time Fitness, Inc. (b)	22,025	942,229
Luby’s, Inc. (b)	11,808	88,324
Marcus Corp.	11,702	146,158
Marriott Vacations Worldwide Corp. (b)	14,288	613,098
Multimedia Games Holding Co., Inc. (b)	15,847	330,727
Orient-Express Hotels, Ltd. (Class A) (b)	52,036	513,075
Papa John’s International, Inc. (b)	8,694	537,463
Pinnacle Entertainment, Inc. (b)	28,607	418,234
Red Robin Gourmet Burgers, Inc. (b)	8,024	365,894
Ruby Tuesday, Inc. (a) (b)	34,631	255,230
Ruth’s Hospitality Group, Inc. (b)	17,912	170,880
Ryman Hospitality Properties (a) (b)	16,769	767,182
Scientific Games Corp. (b)	29,648	259,420
SHFL Entertainment, Inc. (b)	29,393	487,042
Six Flags Entertainment Corp.	19,413	1,407,054
Sonic Corp. (b)	27,410	353,041
Speedway Motorsports, Inc. (a)	7,078	127,333
Summit Hotel Properties, Inc. (b)	30,097	315,116
Texas Roadhouse, Inc.	33,762	681,655
The Cheesecake Factory, Inc. (a)	27,959	1,079,497
Town Sports International Holdings, Inc. (b)	15,866	150,092

MSF-192

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Vail Resorts, Inc.	18,297	$1,140,269
WMS Industries, Inc. (b)	29,436	742,082

		22,339,903

Household Durables—1.2%
American Greetings Corp. (a)	19,058	306,834
Bassett Furniture Industries, Inc. (a)	6,778	108,177
Beazer Homes USA, Inc. (a) (b)	13,700	217,008
Blyth, Inc. (a)	6,178	107,250
Cavco Industries, Inc. (a) (b)	3,006	142,996
CSS Industries, Inc.	4,201	109,100
Ethan Allen Interiors, Inc.	12,159	400,274
Helen of Troy, Ltd. (b)	16,965	650,777
Hooker Furniture Corp. (a)	6,393	101,905
Hovnanian Enterprises, Inc. (a) (b)	56,064	323,489
iRobot Corp. (a) (b)	14,746	378,382
KB Home (a)	43,434	945,558
La-Z-Boy, Inc. (b)	26,643	502,753
Libbey, Inc. (b)	10,247	198,075
M/I Homes, Inc. (b)	12,868	314,623
MDC Holdings, Inc.	19,869	728,199
Meritage Homes Corp. (b)	16,435	770,144
National Presto Industries, Inc. (a)	2,572	207,046
Ryland Group, Inc.	23,729	987,601
Standard Pacific Corp. (a) (b)	57,538	497,128
TRI Pointe Homes, Inc. (b)	9,540	192,231
Universal Electronics, Inc. (b)	7,461	173,468
Zagg, Inc. (a) (b)	14,281	103,966

		8,466,984

Household Products—0.2%
Central Garden & Pet Co. (b)	23,384	192,217
Harbinger Group, Inc. (b)	22,501	185,858
Spectrum Brands Holdings, Inc. (b)	12,344	698,547
WD-40 Co.	7,514	411,542

		1,488,164

Independent Power Producers & Energy Traders—0.1%
Atlantic Power Corp. (a)	65,639	323,600
Ormat Technologies, Inc. (a)	9,298	192,004

		515,604

Industrial Conglomerates—0.3%
Otter Tail Corp. (a)	19,686	613,022
Raven Industries, Inc. (a)	18,658	627,095
Seaboard Corp.	145	405,999
Tredegar Corp. (a)	13,367	393,524

		2,039,640

Insurance—2.3%
Alterra Capital Holdings, Ltd.	44,198	1,392,237
American Equity Investment Life Holding Co. (a)	31,130	463,526
American Safety Insurance Holdings Ltd. (a) (b)	5,779	144,244
AMERISAFE, Inc. (b)	9,298	330,451
Amtrust Financial Services, Inc. (a)	14,123	489,362

Insurance—(Continued)
Argo Group International Holdings, Ltd.	14,239	$589,210
Baldwin & Lyons, Inc. (Class B)	4,133	98,324
Citizens, Inc. (b)	22,172	186,023
CNO Financial Group, Inc. (b)	104,166	1,192,701
Crawford & Co.	15,082	114,472
eHealth, Inc. (b)	9,723	173,847
Employers Holdings, Inc.	16,380	384,111
Enstar Group, Ltd. (b)	4,522	562,039
FBL Financial Group, Inc. (a)	4,790	186,139
First American Financial Corp.	55,676	1,423,635
Global Indemnity plc (b)	6,518	151,218
Greenlight Capital Re, Ltd. (a) (b)	15,207	371,811
Hilltop Holdings, Inc. (b)	23,109	311,740
Homeowners Choice, Inc. (a)	4,183	113,987
Horace Mann Educators Corp.	21,022	438,309
Infinity Property & Casualty Corp.	5,597	314,551
Kansas City Life Insurance Co. (a)	2,207	86,360
Maiden Holdings, Ltd.	26,833	284,161
Meadowbrook Insurance Group, Inc. (a)	26,803	188,961
Montpelier Re Holdings, Ltd.	23,800	619,990
National Financial Partners Corp. (a) (b)	22,843	512,369
National Interstate Corp.	3,464	103,851
National Western Life Insurance Co. (a)	1,212	213,312
OneBeacon Insurance Group, Ltd.	11,496	155,426
Platinum Underwriters Holdings, Ltd.	17,112	955,021
Primerica, Inc.	22,749	745,712
RLI Corp. (a)	11,278	810,324
Safety Insurance Group, Inc.	6,815	334,957
Selective Insurance Group, Inc.	28,514	684,621
State Auto Financial Corp. (a)	7,940	138,315
Stewart Information Services Corp.	9,368	238,603
Symetra Financial Corp.	41,392	555,067
The Navigators Group, Inc. (b)	5,301	311,434
The Phoenix Cos., Inc. (a) (b)	3,332	102,526
Tower Group International, Ltd.	20,524	378,668
United Fire Group, Inc.	9,732	247,874

		17,099,489

Internet & Catalog Retail—0.3%
Blue Nile, Inc. (b)	6,605	227,542
HSN, Inc.	18,273	1,002,457
NutriSystem, Inc.	14,262	120,942
PetMed Express, Inc. (a)	11,281	151,334
Shutterfly, Inc. (a) (b)	19,128	844,884
Vitacost.com, Inc. (a) (b)	14,862	107,452

		2,454,611

Internet Software & Services—2.2%
Angie’s List, Inc. (a) (b)	19,034	376,112
Bankrate, Inc. (b)	24,648	294,297
Blucora, Inc. (a) (b)	20,338	314,832
comScore, Inc. (b)	18,978	318,451
Constant Contact, Inc. (b)	15,503	201,229
Cornerstone OnDemand, Inc. (b)	17,998	613,732
CoStar Group, Inc. (b)	14,825	1,622,744
DealerTrack Holdings, Inc. (b)	23,648	694,778

MSF-193

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Demand Media, Inc. (a) (b)	16,365	$141,230
Demandware, Inc. (b)	4,179	105,938
Dice Holdings, Inc. (a) (b)	25,094	254,202
Digital River, Inc. (b)	20,871	295,116
EarthLink, Inc.	52,967	287,081
Envestnet, Inc. (b)	9,919	173,682
ExactTarget, Inc. (b)	6,048	140,737
Internap Network Services Corp. (b)	29,790	278,537
IntraLinks Holdings, Inc. (b)	17,190	109,328
j2 Global, Inc. (a)	23,846	935,002
Keynote Systems, Inc.	11,683	163,095
Liquidity Services, Inc. (a) (b)	12,493	372,416
LivePerson, Inc. (b)	29,330	398,301
LogMeIn, Inc. (b)	11,813	227,046
Market Leader, Inc. (b)	12,627	113,138
Monster Worldwide, Inc. (a) (b)	64,337	326,189
Move, Inc. (b)	21,815	260,689
NIC, Inc. (b)	33,146	635,077
OpenTable, Inc. (b)	12,199	768,293
Perficient, Inc. (b)	17,369	202,523
QuinStreet, Inc. (b)	18,139	108,290
RealNetworks, Inc. (b)	11,617	89,567
Responsys, Inc. (b)	19,337	171,132
Saba Software, Inc. (b)	14,832	117,914
SciQuest, Inc. (b)	9,755	234,510
SPS Commerce, Inc. (b)	7,744	330,436
Stamps.com, Inc. (b)	7,841	195,790
support.com, Inc. (b)	27,508	114,983
The Active Network, Inc. (a) (b)	20,830	87,278
Travelzoo, Inc. (b)	3,283	70,158
Trulia, Inc. (b)	4,093	128,438
United Online, Inc.	48,001	289,446
Unwired Planet, Inc. (a) (b)	51,028	113,282
ValueClick, Inc. (b)	39,386	1,163,856
VistaPrint NV (a) (b)	17,948	693,870
Vocus, Inc. (a) (b)	11,209	158,607
Web.com Group, Inc. (a) (b)	18,795	321,019
WebMD Health Corp. (b)	27,021	657,151
XO Group, Inc. (b)	17,057	170,570
Xoom Corp. (b)	5,027	114,817
Yelp, Inc. (a) (b)	5,390	127,797
Zix Corp. (a) (b)	36,710	131,422

		16,214,128

IT Services—1.8%
Acxiom Corp. (b)	42,046	857,738
CACI International, Inc. (b) (c)	11,906	689,000
Cardtronics, Inc. (b)	23,495	645,173
Cass Information Systems, Inc. (a)	5,928	249,213
Ciber, Inc. (b)	48,920	229,924
Computer Task Group, Inc. (b)	8,399	179,655
Convergys Corp. (b)	56,794	967,202
CSG Systems International, Inc. (b)	18,310	387,989
Echo Global Logistics, Inc. (a) (b)	8,016	177,314
Euronet Worldwide, Inc. (b)	26,285	692,347
ExlService Holdings, Inc. (b)	12,486	410,540

IT Services—(Continued)
Forrester Research, Inc. (b)	7,965	$252,092
Global Cash Access Holdings, Inc. (b)	35,379	249,422
Heartland Payment Systems, Inc. (a)	20,734	683,600
iGate Corp.	16,029	301,505
Lionbridge Technologies, Inc. (b)	32,603	126,174
Mantech International Corp. (a) (b)	12,440	334,263
MAXIMUS, Inc.	17,177	1,373,645
MoneyGram International, Inc. (b)	11,813	213,815
PRGX Global, Inc. (b)	11,006	76,492
Sapient Corp. (b)	65,431	797,604
ServiceSource International, Inc. (a) (b)	26,479	187,207
Syntel, Inc.	7,981	538,877
TeleTech Holdings, Inc. (b)	10,669	226,289
Unisys Corp. (b)	22,919	521,407
Virtusa Corp. (b)	9,199	218,568
WEX, Inc. (b)	20,582	1,615,687

		13,202,742

Leisure Equipment & Products—0.5%
Arctic Cat, Inc. (b)	6,783	296,417
Black Diamond, Inc. (a) (b)	10,974	99,973
Brunswick Corp.	46,462	1,589,930
Callaway Golf Co. (a)	35,357	234,063
Jakks Pacific, Inc. (b)	10,453	109,652
Leapfrog Enterprises, Inc. (a) (b)	27,398	234,527
Smith & Wesson Holding Corp. (a) (b)	32,012	288,108
Steinway Musical Instruments, Inc. (b)	3,417	82,076
Sturm Ruger & Co., Inc. (a)	10,261	520,541

		3,455,287

Life Sciences Tools & Services—0.4%
Accelrys, Inc. (b)	31,619	308,601
Affymetrix, Inc. (a) (b) (c)	41,239	194,648
Cambrex Corp. (b)	15,180	194,152
Fluidigm Corp. (a) (b)	15,780	292,088
Furiex Pharmaceuticals, Inc. (b)	3,553	133,166
Luminex Corp. (b)	22,267	367,851
PAREXEL International Corp. (b)	31,915	1,260,962
Sequenom, Inc. (a) (b)	62,512	259,425

		3,010,893

Machinery—3.4%
3D Systems Corp. (a) (b)	40,466	1,304,624
Accuride Corp. (b)	25,785	138,981
Actuant Corp.	38,370	1,174,889
Alamo Group, Inc.	3,532	135,099
Albany International Corp.	15,229	440,118
Altra Holdings, Inc. (b)	14,458	393,547
American Railcar Industries, Inc. (b)	5,478	256,042
AMPCO-Pittsburgh Corp.	4,489	84,887
Astec Industries, Inc. (b)	10,141	354,225
Badger Meter, Inc.	6,820	365,006
Barnes Group, Inc.	28,216	816,289
Blount International, Inc. (b)	25,829	345,592
Briggs & Stratton Corp. (a)	26,533	658,018

MSF-194

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Chart Industries, Inc. (b)	15,809	$1,264,878
CIRCOR International, Inc.	9,435	400,988
CLARCOR, Inc.	26,190	1,371,832
Columbus McKinnon Corp. (b)	11,301	217,544
Commercial Vehicle Group, Inc. (b)	13,330	103,974
Douglas Dynamics, Inc.	9,877	136,500
Dynamic Materials Corp.	7,259	126,307
Energy Recovery, Inc. (a) (b)	24,717	91,453
EnPro Industries, Inc. (a) (b)	11,049	565,377
ESCO Technologies, Inc.	13,728	560,926
Federal Signal Corp.	34,181	278,233
Flow International Corp. (b)	26,186	102,387
FreightCar America, Inc.	7,047	153,766
Graham Corp.	5,399	133,571
Greenbrier Cos., Inc. (a) (b)	10,503	238,523
Hardinge, Inc.	6,522	88,895
Hurco Cos., Inc. (b)	3,337	90,867
Hyster-Yale Materials Handling, Inc. (b)	6,234	355,899
John Bean Technologies Corp.	15,202	315,442
Kadant, Inc. (b)	6,825	170,625
Kaydon Corp.	17,495	447,522
LB Foster Co. (b)	5,476	242,532
Lindsay Corp. (a)	6,769	596,891
Lydall, Inc. (b)	9,530	146,286
Meritor, Inc. (b)	50,463	238,690
Met-Pro Corp. (a)	8,159	84,283
Middleby Corp. (b)	9,748	1,483,158
Miller Industries, Inc.	6,185	99,269
Mueller Industries, Inc.	10,622	566,046
Mueller Water Products, Inc.	86,085	510,484
NACCO Industries, Inc.	3,117	166,323
NN, Inc. (b)	9,533	90,182
Proto Labs, Inc. (b)	2,771	136,056
RBC Bearings, Inc. (b)	11,531	583,007
Rexnord Corp. (b)	16,151	342,886
Sauer-Danfoss, Inc. (a) (b)	6,354	371,264
Standex International Corp.	6,755	373,011
Sun Hydraulics Corp.	10,558	343,241
Tennant Co.	10,316	500,945
The ExOne Co. (b)	4,099	137,317
The Gorman-Rupp Co.	8,265	248,363
Titan International, Inc. (a)	27,896	588,048
Trimas Corp. (b)	17,187	558,062
Twin Disc, Inc.	4,666	117,023
Wabash National Corp. (b)	36,570	371,551
Watts Water Technologies, Inc.	14,669	703,965
Woodward, Inc.	36,510	1,451,638

		24,733,347

Media—1.2%
Arbitron, Inc.	14,461	677,787
Belo Corp.	47,497	466,896
Carmike Cinemas, Inc. (b)	9,982	180,874
Central European Media Enterprises, Ltd. (a) (b)	18,980	80,096
Cumulus Media, Inc. (a) (b)	32,584	109,808
Digital Generation, Inc. (a) (b)	16,894	108,628

Media—(Continued)
Entercom Communications Corp. (a) (b)	14,538	$108,163
Entravision Communications Corp. (Class A) (b)	29,645	94,568
EW Scripps Co. (b)	16,943	203,824
Fisher Communications, Inc. (b)	4,139	162,414
Harte-Hanks, Inc.	27,990	218,042
Journal Communications, Inc. (b)	24,659	165,708
LIN TV Corp. (b)	18,170	199,688
Lions Gate Entertainment Corp. (a) (b)	41,744	992,255
Live Nation Entertainment, Inc. (b)	70,048	866,494
MDC Partners, Inc.	12,989	210,032
Meredith Corp. (a)	18,827	720,321
National CineMedia, Inc.	28,435	448,704
Nexstar Broadcasting Group, Inc.	6,688	120,384
ReachLocal, Inc. (b)	5,965	89,236
Rentrak Corp. (b)	5,237	115,109
Saga Communications, Inc. (b)	2,853	131,980
Scholastic Corp. (a)	14,077	375,152
Shutterstock, Inc. (a) (b)	3,054	137,369
Sinclair Broadcast Group, Inc. (b)	25,619	518,529
The McClatchy Co. (a) (b)	33,172	96,199
The New York Times Co. (Class A) (a) (b)	71,072	696,506
Valassis Communications, Inc. (a) (b)	20,868	623,327
World Wrestling Entertainment, Inc. (a)	13,534	119,370

		9,037,463

Metals & Mining—1.3%
A.M. Castle & Co. (a) (b)	9,250	161,875
AK Steel Holding Corp. (a)	71,789	237,622
AMCOL International Corp. (a)	12,772	385,587
Century Aluminum Co. (a) (b)	26,722	206,828
Coeur d’Alene Mines Corp. (a) (b)	46,932	885,138
General Moly, Inc. (a) (b)	38,035	84,057
Globe Specialty Metals, Inc.	33,146	461,392
Gold Resource Corp. (a) (b)	17,156	223,543
Golden Star Resources, Ltd. (a) (b)	138,555	221,688
Haynes International, Inc.	6,653	367,911
Hecla Mining Co. (a) (b)	149,030	588,668
Horsehead Holding Corp. (b)	24,392	265,385
Kaiser Aluminum Corp. (a)	10,274	664,214
Materion Corp. (b)	10,677	304,295
McEwen Mining, Inc. (a) (b)	116,387	332,867
Metals USA Holdings Corp. (b)	6,746	139,305
Midway Gold Corp. (b)	64,682	78,912
Olympic Steel, Inc. (a)	4,963	118,616
Paramount Gold & Silver Corp. (a) (b)	60,688	135,334
RTI International Metals, Inc. (a) (b)	16,034	508,117
Schnitzer Steel Industries, Inc. (a)	13,529	360,683
Stillwater Mining Co. (b)	61,243	791,872
SunCoke Energy, Inc. (b)	37,652	614,857
U.S. Silica Holdings, Inc. (a) (b)	6,595	155,510
Universal Stainless & Alloy (b)	4,303	156,414
Worthington Industries, Inc.	26,842	831,565

		9,282,255

MSF-195

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
Avista Corp.	30,460	$834,604
Black Hills Corp.	23,069	1,015,959
CH Energy Group, Inc.	7,870	514,619
NorthWestern Corp.	19,221	766,149

		3,131,331

Multiline Retail—0.2%
Fred’s, Inc.	17,147	234,571
Saks, Inc. (a) (b)	53,161	609,757
The Bon-Ton Stores, Inc.	7,354	95,602
Tuesday Morning Corp. (b)	24,016	186,364

		1,126,294

Oil, Gas & Consumable Fuels—3.7%
Abraxas Petroleum Corp. (a) (b)	44,174	102,042
Alon USA Energy, Inc.	5,924	112,852
Approach Resources, Inc. (a) (b)	17,593	432,964
Arch Coal, Inc.	112,763	612,303
Berry Petroleum Co.	27,109	1,254,876
Bill Barrett Corp. (a) (b)	24,966	506,061
Bonanza Creek Energy, Inc. (b)	4,678	180,898
BPZ Resources, Inc. (b)	51,873	117,752
Carrizo Oil & Gas, Inc. (b)	20,013	515,735
Clayton Williams Energy, Inc. (b)	3,222	140,898
Clean Energy Fuels Corp. (a) (b)	35,238	458,094
Cloud Peak Energy, Inc. (b)	31,583	593,129
Comstock Resources, Inc. (b)	24,676	400,985
Contango Oil & Gas Co. (b)	6,514	261,146
Crosstex Energy, Inc. (b)	21,727	418,462
CVR Energy, Inc. (b)	8,604	444,138
Delek U.S. Holdings, Inc.	8,833	348,550
Diamondback Energy, Inc. (a) (b)	9,479	254,416
Energy XXI Bermuda, Ltd.	41,757	1,136,626
EPL Oil & Gas, Inc. (b)	15,648	419,523
Evolution Petroleum Corp. (b)	9,398	95,390
Forest Oil Corp. (a) (b)	62,998	331,369
FX Energy, Inc. (a) (b)	29,231	98,216
GasLog, Ltd. (b)	14,308	184,001
Goodrich Petroleum Corp. (a) (b)	13,200	206,580
Green Plains Renewable Energy, Inc. (a) (b)	14,691	168,065
Gulfport Energy Corp. (b)	39,813	1,824,630
Halcon Resources Corp. (b)	59,556	463,941
Harvest Natural Resources, Inc. (b)	26,437	92,794
Knightsbridge Tankers, Ltd.	13,531	110,954
Kodiak Oil & Gas Corp. (b)	137,587	1,250,666
Magnum Hunter Resources Corp. (a) (b)	79,270	317,873
McMoRan Exploration Co. (b)	54,057	883,832
Midstates Petroleum Co., Inc. (b)	14,458	123,616
Nordic American Tanker Shipping (a)	28,173	325,398
Northern Oil & Gas, Inc. (a) (b)	32,713	470,413
Oasis Petroleum, Inc. (b)	42,330	1,611,503
Panhandle Oil & Gas, Inc. (a)	3,108	89,044
PDC Energy, Inc. (b)	15,954	790,840
Penn Virginia Corp. (a)	25,144	101,582
PetroQuest Energy, Inc. (b)	28,823	127,974
Quicksilver Resources, Inc. (a) (b)	63,538	142,960

Oil, Gas & Consumable Fuels—(Continued)
Rentech, Inc. (b)	119,980	$281,953
Resolute Energy Corp. (b)	23,915	275,262
Rex Energy Corp. (b)	22,443	369,861
Rosetta Resources, Inc. (b)	28,068	1,335,475
Sanchez Energy Corp. (a) (b)	7,018	139,799
Scorpio Tankers, Inc. (b)	57,004	508,476
SemGroup Corp. (b)	21,575	1,115,859
Ship Finance International, Ltd.	23,811	420,026
Solazyme, Inc. (a) (b)	17,735	138,510
Stone Energy Corp. (b)	25,118	546,316
Swift Energy Co. (a) (b)	22,073	326,901
Synergy Resources Corp. (b)	23,066	158,233
Targa Resources Corp.	15,411	1,047,332
Teekay Tankers, Ltd. (a)	28,777	82,014
Triangle Petroleum Corp. (a) (b)	22,250	146,850
Uranium Energy Corp. (a) (b)	40,569	89,252
Vaalco Energy, Inc. (b)	28,122	213,446
W&T Offshore, Inc. (a)	18,499	262,686
Warren Resources, Inc. (b)	41,839	134,303
Western Refining, Inc. (a) (b)	30,756	1,089,070

		27,204,715

Paper & Forest Products—0.9%
Boise Cascade Co. (b)	7,824	265,546
Buckeye Technologies, Inc. (b)	21,132	632,903
Clearwater Paper Corp. (b)	12,752	671,903
Deltic Timber Corp.	6,001	412,389
KapStone Paper & Packaging Corp. (b)	21,154	588,081
Louisiana-Pacific Corp. (b)	69,384	1,498,694
Neenah Paper, Inc.	7,745	238,236
PH Glatfelter Co.	21,278	497,480
Resolute Forest Products, Inc. (a) (b)	39,804	644,029
Schweitzer-Mauduit International, Inc.	16,308	631,609
Wausau Paper Corp. (b)	23,588	254,279

		6,335,149

Personal Products—0.3%
Elizabeth Arden, Inc. (b)	13,201	531,340
Inter Parfums, Inc.	8,191	200,106
Medifast, Inc. (b)	7,275	166,743
Nature’s Sunshine Products, Inc. (b)	5,787	88,194
Nutraceutical International Corp. (b)	5,375	93,256
Prestige Brands Holdings, Inc. (b)	26,054	669,327
Revlon, Inc. (b)	6,172	138,006
USANA Health Sciences, Inc. (a) (b)	3,383	163,501

		2,050,473

Pharmaceuticals—1.3%
Akorn, Inc. (a) (b)	28,175	389,660
Auxilium Pharmaceuticals, Inc. (b)	24,788	428,337
AVANIR Pharmaceuticals, Inc. (a) (b)	74,656	204,557
Cadence Pharmaceuticals, Inc. (a) (b)	28,947	193,655
Depomed, Inc. (b)	31,001	181,976
Endocyte, Inc. (a) (b)	16,647	207,255
Hi-Tech Pharmacal Co., Inc. (a) (b)	6,764	223,956

MSF-196

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Impax Laboratories, Inc. (b)	33,899	$523,401
Jazz Pharmaceuticals plc (b)	22,028	1,231,585
Lannett Co., Inc. (b)	9,646	97,521
Nektar Therapeutics (a) (b)	61,506	676,566
Obagi Medical Products, Inc. (b)	10,682	210,969
Optimer Pharmaceuticals, Inc. (a) (b)	25,010	297,619
Pacira Pharmaceuticals, Inc. (a) (b)	10,217	294,863
Questcor Pharmaceuticals, Inc. (a) (b)	28,104	914,504
Repros Therapeutics, Inc. (a) (b)	8,726	140,489
Sagent Pharmaceuticals, Inc. (b)	5,365	94,156
Santarus, Inc. (b)	27,255	472,329
The Medicines Co. (b)	29,350	980,877
Viropharma, Inc. (b)	35,430	891,419
Vivus, Inc. (a) (b)	52,768	580,448
XenoPort, Inc. (b)	20,130	143,930

		9,380,072

Professional Services—1.3%
Acacia Research Corp. (b)	26,332	794,436
Barrett Business Services, Inc.	3,901	205,427
CBIZ, Inc. (a) (b)	20,130	128,429
CDI Corp.	7,746	133,231
CRA International, Inc. (a) (b)	6,362	142,318
Exponent, Inc. (b)	7,150	385,671
Franklin Covey Co. (b)	8,243	119,771
FTI Consulting, Inc. (b)	21,878	823,925
GP Strategies Corp. (b)	8,646	206,294
Heidrick & Struggles International, Inc.	9,634	144,028
Huron Consulting Group, Inc. (b)	11,680	470,938
ICF International, Inc. (b)	10,002	272,054
Insperity, Inc.	12,162	345,036
Kelly Services, Inc. (Class A)	14,944	279,154
Kforce, Inc. (b)	12,290	201,187
Korn/Ferry International (b)	24,691	440,981
Mistras Group, Inc. (b)	8,222	199,055
Navigant Consulting, Inc. (b)	27,414	360,220
Odyssey Marine Exploration, Inc. (a) (b)	34,854	113,624
On Assignment, Inc. (b)	22,889	579,321
Resources Connection, Inc. (b)	20,687	262,725
RPX Corp. (b)	11,444	161,475
The Advisory Board Co. (b)	18,149	953,186
The Corporate Executive Board Co.	17,121	995,757
TrueBlue, Inc. (b)	19,573	413,773
WageWorks, Inc. (b)	3,894	97,467

		9,229,483

Real Estate Investment Trusts—8.2%
Acadia Realty Trust	27,899	774,755
AG Mortgage Investment Trust, Inc.	14,345	365,367
Agree Realty Corp.	6,955	209,345
Alexander’s, Inc.	1,140	375,847
American Assets Trust, Inc.	17,413	557,390
American Capital Mortgage Investment Corp.	30,954	800,161
Anworth Mortgage Asset Corp.	71,422	452,101
Apollo Commercial Real Estate Finance, Inc.	16,722	294,140
ARMOUR Residential REIT, Inc. (a)	195,437	1,276,204

Real Estate Investment Trusts—(Continued)
Ashford Hospitality Trust, Inc. (a)	26,955	$333,164
Associated Estates Realty Corp. (a)	26,435	492,748
CapLease, Inc. (a)	40,942	260,801
Capstead Mortgage Corp.	52,173	668,858
Cedar Shopping Centers, Inc.	29,807	182,121
Chatham Lodging Trust (b)	9,628	169,549
Chesapeake Lodging Trust	25,632	587,998
Colonial Properties Trust	45,983	1,039,676
Colony Financial, Inc.	33,925	753,135
Cousins Properties, Inc.	48,936	523,126
CreXus Investment Corp. (a)	35,987	468,551
CubeSmart	69,427	1,096,947
CyrusOne, Inc.	11,074	252,930
CYS Investments, Inc. (a)	92,035	1,080,491
DCT Industrial Trust, Inc. (a)	142,805	1,056,757
DiamondRock Hospitality Co.	99,299	924,474
DuPont Fabros Technology, Inc. (a)	32,563	790,304
Dynex Capital, Inc.	28,987	309,581
EastGroup Properties, Inc.	15,137	880,973
Education Realty Trust, Inc.	59,817	629,873
EPR Properties (a)	24,953	1,298,804
Equity One, Inc.	27,591	661,356
Excel Trust, Inc. (a)	23,675	323,164
FelCor Lodging Trust, Inc. (b)	65,654	390,641
First Industrial Realty Trust, Inc. (b)	55,940	958,252
First Potomac Realty Trust	26,546	393,677
Franklin Street Properties Corp.	37,474	547,870
Getty Realty Corp.	13,375	270,309
Gladstone Commercial Corp. (a)	5,368	104,515
Glimcher Realty Trust	73,142	848,447
Government Properties Income Trust	22,907	589,397
Gramercy Capital Corp. (a) (b)	26,297	137,007
Healthcare Realty Trust, Inc.	44,963	1,276,500
Hersha Hospitality Trust	85,035	496,604
Highwoods Properties, Inc. (a)	40,796	1,614,298
Hudson Pacific Properties, Inc.	22,736	494,508
Inland Real Estate Corp.	40,919	412,873
Invesco Mortgage Capital, Inc.	69,617	1,489,108
Investors Real Estate Trust	46,122	455,224
iStar Financial, Inc. (a) (b)	42,568	463,565
Kite Realty Group Trust	35,227	237,430
LaSalle Hotel Properties	49,839	1,264,914
Lexington Realty Trust (a)	79,520	938,336
LTC Properties, Inc.	16,356	666,180
Medical Properties Trust, Inc.	77,720	1,246,629
Monmouth Real Estate Investment Corp.	21,915	244,352
National Health Investors, Inc. (a)	12,867	842,145
New York Mortgage Trust, Inc. (a)	26,978	203,414
NorthStar Realty Finance Corp.	101,514	962,353
Omega Healthcare Investors, Inc.	58,212	1,767,316
One Liberty Properties, Inc.	6,290	136,619
Parkway Properties, Inc.	14,183	263,095
Pebblebrook Hotel Trust	31,889	822,417
Pennsylvania Real Estate Investment Trust	29,782	577,473
Pennymac Mortgage Investment Trust	31,188	807,457
Potlatch Corp.	21,362	979,661
PS Business Parks, Inc.	10,027	791,331

MSF-197

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
RAIT Financial Trust (a)	28,511	$227,233
Ramco-Gershenson Properties Trust	31,310	526,008
Redwood Trust, Inc.	42,013	973,861
Resource Capital Corp.	52,872	349,484
Retail Opportunity Investments Corp. (a)	30,579	428,412
RLJ Lodging Trust	63,634	1,448,310
Rouse Properties, Inc. (a)	12,233	221,417
Sabra Healthcare REIT, Inc.	19,024	551,886
Saul Centers, Inc.	4,164	182,133
Select Income REIT	5,696	150,659
Silver Bay Realty Trust Corp.	18,514	383,246
Sovran Self Storage, Inc.	15,414	994,049
Spirit Realty Capital, Inc.	19,530	371,070
STAG Industrial, Inc.	19,341	411,383
Starwood Property Trust, Inc.	71,318	1,979,788
Strategic Hotels & Resorts, Inc. (b)	95,154	794,536
Sun Communities, Inc. (a)	18,673	921,139
Sunstone Hotel Investors, Inc. (b)	84,904	1,045,168
Terreno Realty Corp.	9,863	177,337
Two Harbors Investment Corp.	185,170	2,334,994
Universal Health Realty Income Trust	6,109	352,550
Urstadt Biddle Properties, Inc.	13,207	287,384
Washington Real Estate Investment Trust (a)	34,852	970,280
Western Asset Mortgage Capital Corp. (a) (b)	10,783	250,597
Whitestone REIT (a)	5,924	89,689
Winthrop Realty Trust	15,621	196,512

		60,203,733

Real Estate Management & Development—0.3%
Campus Crest Communities, Inc.	33,908	471,321
Consolidated-Tomoka Land Co. (a)	2,461	96,594
Coresite Realty Corp.	10,812	378,204
Forestar Group, Inc. (b)	19,634	429,199
Kennedy-Wilson Holdings, Inc.	26,036	403,818
Tejon Ranch Co. (b)	7,566	225,316
Thomas Properties Group, Inc. (a)	18,418	94,484
Zillow, Inc. (a) (b)	2,047	111,910

		2,210,846

Road & Rail—1.2%
Amerco, Inc. (b)	4,634	804,184
Arkansas Best Corp.	13,889	162,224
Avis Budget Group, Inc. (b)	55,465	1,543,591
Celadon Group, Inc. (b)	9,437	196,856
Genesee & Wyoming, Inc. (b)	23,067	2,147,769
Heartland Express, Inc. (a)	25,939	346,026
Knight Transportation, Inc.	31,823	512,350
Marten Transport, Ltd. (b)	8,816	177,466
Old Dominion Freight Line, Inc. (b)	36,876	1,408,663
Patriot Transportation Holding, Inc. (a) (b)	3,479	96,786
Quality Distribution, Inc. (b)	11,883	99,936
Roadrunner Transportation Systems, Inc. (b)	7,684	176,732
Saia, Inc. (b)	7,890	285,381
Swift Transportation Co. (a) (b)	41,048	582,061
Werner Enterprises, Inc. (a)	23,073	556,982

		9,097,007

Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc. (b)	18,590	$340,197
Alpha & Omega Semiconductor, Ltd. (b)	10,324	91,677
Amkor Technology, Inc. (a) (b)	47,264	189,056
ANADIGICS, Inc. (b)	41,049	82,098
Applied Micro Circuits Corp. (b)	32,651	242,270
ATMI, Inc. (b)	16,612	372,607
Brooks Automation, Inc. (b)	36,289	369,422
Cabot Microelectronics Corp. (b)	12,507	434,618
Cavium, Inc. (a) (b)	26,390	1,024,196
CEVA, Inc. (b)	13,754	214,562
Cirrus Logic, Inc. (a) (b)	34,194	777,914
Cohu, Inc.	11,848	110,897
Cymer, Inc. (b)	16,143	1,551,342
Diodes, Inc. (b)	18,315	384,249
DSP Group, Inc. (b)	13,186	106,411
Entegris, Inc. (b)	70,530	695,426
Entropic Communications, Inc. (b)	44,392	180,675
Exar Corp. (b) (c)	20,123	211,292
First Solar, Inc. (a) (b)	32,144	866,602
FormFactor, Inc. (b) (c)	27,182	127,755
GT Advanced Technologies, Inc. (a) (b)	65,230	214,607
Hittite Microwave Corp. (b)	16,228	982,768
Inphi Corp. (b)	10,615	110,927
Integrated Device Technology, Inc. (b)	71,201	531,871
Integrated Silicon Solution, Inc. (b)	14,137	129,636
International Rectifier Corp. (a) (b)	36,726	776,755
Intersil Corp.	67,656	589,284
IXYS Corp. (b)	13,771	132,064
Kopin Corp. (b)	34,528	127,754
Lattice Semiconductor Corp. (b)	61,578	335,600
LTX-Credence Corp. (b)	26,473	159,897
MEMC Electronic Materials, Inc. (b)	124,410	547,404
Micrel, Inc.	25,489	267,889
Microsemi Corp. (b)	47,110	1,091,539
MKS Instruments, Inc.	27,174	739,133
Monolithic Power Systems, Inc. (b)	16,249	395,988
MoSys, Inc. (b)	20,074	94,549
Nanometrics, Inc. (b)	12,771	184,286
NVE Corp. (b)	2,605	146,974
OmniVision Technologies, Inc. (a) (b)	26,397	363,751
PDF Solutions, Inc. (b)	13,439	215,293
Pericom Semiconductor Corp. (b)	14,116	96,130
Photronics, Inc. (b)	30,362	202,818
PLX Technology, Inc. (b)	23,066	105,181
Power Integrations, Inc. (a)	14,941	648,589
Rambus, Inc. (b)	59,232	332,292
RF Micro Devices, Inc. (b)	144,045	766,319
Rudolph Technologies, Inc. (b)	18,288	215,433
Semtech Corp. (b)	34,355	1,215,823
Sigma Designs, Inc. (a) (b)	17,366	84,572
Silicon Image, Inc. (b)	41,704	202,681
Spansion, Inc. (b)	26,069	335,508
SunPower Corp. (b)	22,265	256,938
Supertex, Inc. (b)	7,844	174,215
Tessera Technologies, Inc. (b)	27,229	510,544
TriQuint Semiconductor, Inc. (a) (b) (c)	89,840	453,692

MSF-198

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Ultra Clean Holdings (b)	13,300	$86,450
Ultratech, Inc. (b)	13,618	538,320
Veeco Instruments, Inc. (a) (b)	20,425	782,890
Volterra Semiconductor Corp. (b)	14,930	212,006

		23,731,636

Software—3.6%
ACI Worldwide, Inc. (b)	21,027	1,027,379
Actuate Corp. (b)	24,071	144,426
Advent Software, Inc. (b)	16,892	472,469
American Software, Inc.	12,761	106,171
Aspen Technology, Inc. (b)	49,523	1,599,098
Blackbaud, Inc.	24,124	714,794
Bottomline Technologies, Inc. (b)	19,170	546,537
BroadSoft, Inc. (b)	14,701	389,135
Callidus Software, Inc. (b)	15,535	70,995
CommVault Systems, Inc. (b)	23,645	1,938,417
Comverse, Inc. (b)	11,872	332,891
Digimarc Corp. (b)	3,740	82,168
Ebix, Inc. (a) (b)	16,296	264,321
Ellie Mae, Inc. (b)	13,561	326,142
EPIQ Systems, Inc. (b)	17,942	251,726
ePLUS, Inc. (b)	2,282	105,451
Fair Isaac Corp.	17,395	794,778
FleetMatics Group plc (b)	6,288	152,484
Glu Mobile, Inc. (b)	32,132	95,753
Guidance Software, Inc. (b)	8,565	92,930
Guidewire Software, Inc. (b)	10,413	400,276
Imperva, Inc. (b)	5,330	205,205
Infoblox, Inc. (b)	5,070	110,019
Interactive Intelligence Group (b)	7,901	350,409
Jive Software, Inc. (b)	9,541	145,023
Manhattan Associates, Inc. (b)	10,927	811,767
Mentor Graphics Corp. (b)	49,891	900,533
MicroStrategy, Inc. (b)	4,507	455,568
Monotype Imaging Holdings, Inc.	18,530	440,087
Netscout Systems, Inc. (b)	19,351	475,454
Pegasystems, Inc.	10,335	290,207
Progress Software Corp. (b)	29,256	666,452
PROS Holdings, Inc. (b)	11,234	305,228
PTC, Inc. (b)	62,200	1,585,478
QLIK Technologies, Inc. (b)	45,192	1,167,309
RealD, Inc. (a) (b)	23,798	309,374
RealPage, Inc. (a) (b)	19,164	396,886
Rosetta Stone, Inc. (b)	6,211	95,525
Sourcefire, Inc. (b)	15,673	928,312
SS&C Technologies Holdings, Inc. (b)	18,097	542,548
Synchronoss Technologies, Inc. (b)	14,183	440,098
Take-Two Interactive Software, Inc. (b)	41,777	674,699
Tangoe, Inc. (a) (b)	15,994	198,166
TiVo, Inc. (b)	63,638	788,475
Tyler Technologies, Inc. (b)	15,387	942,608
Ultimate Software Group, Inc. (b)	14,086	1,467,198
VASCO Data Security International, Inc. (a) (b)	15,031	126,862
Verint Systems, Inc. (b)	26,386	964,408
VirnetX Holding Corp. (a) (b)	22,272	426,954
Websense, Inc. (b)	19,110	286,650

		26,405,843

Specialty Retail—3.3%
Aeropostale, Inc. (a) (b)	41,826	$568,834
America’s Car-Mart, Inc. (b)	3,580	167,329
ANN, Inc. (b)	25,503	740,097
Asbury Automotive Group, Inc. (b)	13,871	508,927
Barnes & Noble, Inc. (a) (b)	15,046	247,507
Bebe Stores, Inc. (a)	19,159	79,893
Big 5 Sporting Goods Corp.	10,090	157,505
Body Central Corp. (b)	9,517	89,460
Brown Shoe Co., Inc.	23,566	377,056
Cabela’s, Inc. (b)	24,790	1,506,736
Citi Trends, Inc. (b)	8,551	87,477
Conn’s, Inc. (a) (b)	8,800	315,920
Destination Maternity Corp.	7,452	174,377
Destination XL Group, Inc. (b)	25,248	128,512
Express, Inc. (b)	47,572	847,257
Five Below, Inc. (a) (b)	5,190	196,649
Francesca’s Holdings Corp. (a) (b)	18,637	534,136
Genesco, Inc. (b)	12,817	770,174
Group 1 Automotive, Inc. (a)	11,976	719,398
Haverty Furniture Cos., Inc. (b)	10,391	213,639
hhgregg, Inc. (b)	8,400	92,820
Hibbett Sports, Inc. (a) (b)	14,149	796,164
HOT Topic, Inc.	24,702	342,864
JOS A. Bank Clothiers, Inc. (a) (b)	14,680	585,732
Kirkland’s, Inc. (b)	9,307	106,658
Lithia Motors, Inc. (b)	11,200	531,776
Lumber Liquidators Holdings, Inc. (a) (b)	14,773	1,037,360
MarineMax, Inc. (b)	12,696	172,539
Mattress Firm Holding Corp. (a) (b)	6,132	211,799
Monro Muffler Brake, Inc. (a)	16,141	640,959
Office Depot, Inc. (a) (b)	143,820	565,213
OfficeMax, Inc. (b)	45,653	530,031
Penske Automotive Group, Inc.	21,853	729,016
PEP Boys-Manny, Moe & Jack	28,658	337,878
Pier 1 Imports, Inc. (b)	51,416	1,182,568
RadioShack Corp. (a)	54,430	182,885
Rent-A-Center, Inc. (a)	31,121	1,149,610
Restoration Hardware Holdings, Inc. (a) (b)	4,073	142,555
rue21, inc. (a) (b)	8,039	236,266
Select Comfort Corp. (b)	29,844	590,016
Shoe Carnival, Inc. (b)	8,227	168,160
Sonic Automotive, Inc. (b)	22,059	488,827
Stage Stores, Inc.	16,362	423,449
Stein Mart, Inc. (b)	15,504	129,923
The Buckle, Inc. (a)	14,834	692,006
The Cato Corp.	15,629	377,284
The Children’s Place Retail Stores, Inc. (b)	12,500	560,250
The Finish Line, Inc. (Class A)	27,561	539,920
The Men’s Wearhouse, Inc.	25,929	866,547
The Wet Seal, Inc. (b)	50,377	152,139
Vitamin Shoppe, Inc. (b)	15,659	764,942
West Marine, Inc. (b)	8,963	102,447
Zumiez, Inc. (a) (b)	11,433	261,816

		24,123,302

MSF-199

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co. (a)	6,412	$371,127
CROCS, Inc. (b) (c)	48,032	711,834
Fifth & Pacific Cos., Inc. (b)	62,815	1,185,947
G-III Apparel Group, Ltd. (b)	8,109	325,252
Iconix Brand Group, Inc. (a) (b)	33,080	855,780
Maidenform Brands, Inc. (b)	12,548	219,966
Movado Group, Inc.	10,013	335,636
Oxford Industries, Inc. (a)	7,682	407,914
Perry Ellis International, Inc. (b)	7,288	132,569
Quiksilver, Inc. (b)	66,625	404,414
Skechers U.S.A., Inc. (b)	20,341	430,212
Steven Madden, Ltd. (b)	20,909	902,014
The Jones Group, Inc.	41,279	525,069
True Religion Apparel, Inc. (b)	13,933	363,791
Tumi Holdings, Inc. (b)	12,493	261,603
Unifi, Inc. (b)	7,892	150,737
UniFirst Corp.	7,601	687,890
Vera Bradley, Inc. (a) (b)	10,263	242,515
Weyco Group, Inc. (a)	4,154	101,815
Wolverine World Wide, Inc. (a)	25,263	1,120,919

		9,737,004

Thrifts & Mortgage Finance—1.7%
Apollo Residential Mortgage, Inc.	16,439	366,425
Astoria Financial Corp.	45,199	445,662
Bank Mutual Corp.	27,281	150,864
BankFinancial Corp.	12,038	97,387
Beneficial Mutual Bancorp, Inc. (b)	18,913	194,804
Berkshire Hill Bancorp, Inc.	13,053	333,374
Bofi Holding, Inc. (a) (b)	6,005	215,459
Brookline Bancorp, Inc.	37,158	339,624
Dime Community Bancshares	15,501	222,594
EverBank Financial Corp. (a) (b)	13,574	209,040
Federal Agricultural Mortage Corp.	5,480	168,729
First Defiance Financial Corp.	5,038	117,486
First Financial Holdings, Inc.	9,523	199,602
Flushing Financial Corp.	17,365	294,163
Fox Chase Bancorp, Inc.	7,539	127,334
Franklin Financial Corp. (b)	7,196	131,327
Home Federal Bancorp, Inc. (a)	10,146	129,869
Home Loan Servicing Solutions, Ltd.	27,909	651,117
HomeStreet, Inc. (b)	4,966	110,940
Kearny Financial Corp. (a)	8,785	89,607
Meridian Interstate Bancorp, Inc. (b)	4,861	91,144
MGIC Investment Corp. (b)	164,487	814,211
Nationstar Mortgage Holdings, Inc. (a) (b)	10,215	376,933
Northfield Bancorp, Inc.	11,537	131,060
Northwest Bancshares, Inc.	50,738	643,865
OceanFirst Financial Corp.	6,649	95,879
Ocwen Financial Corp. (b)	55,969	2,122,344
Oritani Financial Corp.	22,475	348,138
Provident Financial Holdings, Inc.	5,583	94,967
Provident Financial Services, Inc.	31,811	485,754
Provident New York Bancorp	20,537	186,271
Radian Group, Inc. (a)	89,967	963,547
Rockville Financial, Inc.	15,288	198,132

Thrifts & Mortgage Finance—(Continued)
Territorial Bancorp, Inc.	7,186	$170,883
TrustCo Bank Corp.	49,973	278,849
United Financial Bancorp, Inc.	9,478	144,066
ViewPoint Financial Group, Inc.	18,051	363,006
Walker & Dunlop, Inc. (b)	6,145	110,426
Westfield Financial, Inc.	15,381	119,664
WSFS Financial Corp.	4,212	204,872

		12,539,418

Tobacco—0.2%
Alliance One International, Inc. (b)	51,865	201,755
Star Scientific, Inc. (a) (b)	78,583	130,448
Universal Corp. (a)	12,065	676,123
Vector Group, Ltd. (a)	29,786	480,150

		1,488,476

Trading Companies & Distributors—1.0%
Aceto Corp.	12,038	133,261
Aircastle, Ltd.	30,075	411,426
Applied Industrial Technologies, Inc.	22,003	990,135
Beacon Roofing Supply, Inc. (a) (b)	24,991	966,152
CAI International, Inc. (b)	7,804	224,911
DXP Enterprises, Inc. (b)	4,456	332,863
H&E Equipment Services, Inc. (b)	14,207	289,823
Houston Wire & Cable Co.	10,450	135,328
Kaman Corp.	14,024	497,431
Rush Enterprises, Inc. (b)	17,833	430,132
SeaCube Container Leasing, Ltd.	6,223	142,880
TAL International Group, Inc. (a)	15,503	702,441
Textainer Group Holdings, Ltd. (a)	6,592	260,714
Titan Machinery, Inc. (a) (b)	8,967	248,834
Watsco, Inc.	15,555	1,309,420

		7,075,751

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (b)	6,500	95,680

Water Utilities—0.2%
American States Water Co.	9,894	569,598
Artesian Resources Corp. (a)	4,110	92,352
California Water Service Group	24,670	490,933
Connecticut Water Service, Inc.	4,609	134,721
Middlesex Water Co.	7,497	146,341
SJW Corp. (a)	7,394	195,941
York Water Co. (a)	6,695	125,866

		1,755,752

Wireless Telecommunication Services—0.1%
Leap Wireless International, Inc. (a) (b)	31,644	186,383
NTELOS Holdings Corp.	7,785	99,726
Pendrell Corp. (b)	78,328	130,024
Shenandoah Telecommunications Co. (a)	12,542	191,015
USA Mobility, Inc.	11,723	155,564

		762,712

Total Common Stock (Identified Cost $546,010,522)		694,321,048

MSF-200

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—2.6%

Security Description	Shares/Principal Amount	Value

Exchange Traded Funds—2.6%
iShares Russell 2000 Index Fund (a)	203,000	$19,134,780

Total Mutual Funds (Identified Cost $16,766,854)		19,134,780

Rights—0.0%

Biotechnology—0.0%
Allos Therapeutics, Inc. (b)	48,535	5,339

Total Rights (Identified Cost $0)		5,339

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13, strike price $10.50 (a) (b)	5,769	750

Total Warrants (Identified Cost $0)		750

Short Term Investments—23.6%

Discount Notes—1.4%
Federal Home Loan Bank 0.010%, 09/04/13	$4,650,000	4,647,254
Federal Home Loan Mortgage Corp. 0.010%, 04/29/13	5,550,000	5,549,611

		10,196,865

Mutual Funds—21.1%
State Street Navigator Securities Lending Prime Portfolio (d)	154,244,074	154,244,074

U.S. Treasury—1.1%
U.S. Treasury Bills 0.010%, 04/04/13	$1,525,000	$1,524,994
0.010%, 07/11/13	6,625,000	6,623,305

		8,148,299

Total Short Term Investments (Identified Cost $172,589,238)		172,589,238

Total Investments—120.9% (Identified Cost $735,366,614) (e)		886,051,155
Liabilities in excess of other assets		(153,015,243)

Net Assets—100.0%		$733,035,912

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $151,772,851 and the collateral received consisted of cash in the amount of $154,244,074 and non-cash collateral with a value of $1,716,103. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $2,171,916.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $735,366,614. The aggregate unrealized appreciation and depreciation of investments was $209,912,355 and $(59,227,814), respectively, resulting in net unrealized appreciation of $150,684,541.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini Index Futures	06/21/13	197	$18,212,236	$481,094

MSF-201

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$694,321,048	$—	$—	$694,321,048
Total Mutual Funds*	19,134,780	—	—	19,134,780
Total Rights*	—	5,339	—	5,339
Total Warrants*	750	—	—	750
Short Term Investments
Discount Notes	—	10,196,865	—	10,196,865
Mutual Funds	154,244,074	—	—	154,244,074
U.S. Treasury	—	8,148,299	—	8,148,299
Total Short Term Investments	154,244,074	18,345,164	—	172,589,238
Total Investments	$867,700,652	$18,350,503	$—	$886,051,155

Collateral for Securities Loaned (Liability)	$—	$(154,244,074)	$—	$(154,244,074)

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$481,094	$—	$—	$481,094

*	See Schedule of Investments for additional detailed categorizations.

MSF-202

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Precision Castparts Corp.	146,980	$27,870,348
The Boeing Co.	124,700	10,705,495

		38,575,843

Air Freight & Logistics—1.4%
FedEx Corp.	110,600	10,860,920
United Parcel Service, Inc. (Class B)	149,000	12,799,100

		23,660,020

Airlines—0.4%
United Continental Holdings, Inc. (a) (b)	195,000	6,241,950

Automobiles—0.3%
Harley-Davidson, Inc.	104,700	5,580,510

Beverages—1.7%
Anheuser-Busch InBev NV (EUR)	72,541	7,189,705
Monster Beverage Corp. (b)	110,900	5,294,366
Pernod-Ricard S.A. (EUR)	43,510	5,427,434
The Coca-Cola Co.	248,800	10,061,472

		27,972,977

Biotechnology—5.5%
Alexion Pharmaceuticals, Inc. (b)	108,540	10,000,876
Biogen Idec, Inc. (b)	101,590	19,597,727
Celgene Corp. (b)	121,017	14,027,080
Gilead Sciences, Inc. (b)	705,100	34,500,543
Onyx Pharmaceuticals, Inc. (a) (b)	47,400	4,211,964
Pharmacyclics, Inc. (b)	52,100	4,189,361
Regeneron Pharmaceuticals, Inc. (a) (b)	33,750	5,953,500

		92,481,051

Capital Markets—1.8%
Franklin Resources, Inc.	112,700	16,996,287
Invesco, Ltd.	474,000	13,727,040

		30,723,327

Chemicals—3.4%
Ecolab, Inc.	145,600	11,674,208
Praxair, Inc.	239,350	26,697,099
The Sherwin-Williams Co.	109,620	18,513,722

		56,885,029

Commercial Banks—0.4%
U.S. Bancorp	180,200	6,114,186

Communications Equipment—3.0%
Juniper Networks, Inc. (b)	551,600	10,226,664
QUALCOMM, Inc.	595,700	39,882,115

		50,108,779

Computers & Peripherals—1.9%
Apple, Inc.	70,820	31,347,057

Consumer Finance—1.3%
American Express Co.	321,800	$21,708,628

Diversified Financial Services—0.6%
IntercontinentalExchange, Inc. (b)	36,620	5,971,623
JPMorgan Chase & Co.	101,200	4,802,952

		10,774,575

Electrical Equipment—1.2%
Babcock & Wilcox Co. (b)	75,650	2,149,217
Roper Industries, Inc.	136,640	17,395,638

		19,544,855

Electronic Equipment, Instruments & Components—0.2%
Trimble Navigation, Ltd. (b)	135,060	4,046,398

Energy Equipment & Services—1.4%
FMC Technologies, Inc. (b)	215,600	11,726,484
Schlumberger, Ltd.	160,000	11,982,400

		23,708,884

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	120,900	12,828,699
CVS Caremark Corp.	343,700	18,900,063
Whole Foods Market, Inc.	144,100	12,500,675

		44,229,437

Food Products—0.6%
Green Mountain Coffee Roasters, Inc. (a) (b)	36,500	2,071,740
Nestle S.A. (CHF)	106,876	7,732,053

		9,803,793

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	84,200	6,116,288
Edwards Lifesciences Corp. (b)	89,800	7,377,968
IDEXX Laboratories, Inc. (a) (b)	61,200	5,654,268
Stryker Corp.	117,200	7,646,128

		26,794,652

Health Care Providers & Services—2.7%
Catamaran Corp. (b)	142,150	7,538,214
Express Scripts Holding Co. (b)	58,300	3,360,995
HCA Holdings, Inc. (b)	121,200	4,924,356
McKesson Corp.	192,900	20,825,484
UnitedHealth Group, Inc.	148,600	8,501,406

		45,150,455

Hotels, Restaurants & Leisure—5.1%
Carnival plc (GBP) (b)	215,241	7,558,436
Chipotle Mexican Grill, Inc. (a) (b)	45,600	14,859,672
Las Vegas Sands Corp. (b)	319,300	17,992,555
Marriott International, Inc.	174,860	7,384,338
MGM Resorts International (b)	129,600	1,704,240
Starbucks Corp.	356,700	20,317,632
Starwood Hotels & Resorts Worldwide, Inc.	189,000	12,044,970

MSF-203

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	38,400	$2,762,496

		84,624,339

Household Durables—1.0%
D.R. Horton, Inc. (a)	340,900	8,283,870
Lennar Corp. (Class A) (a)	199,200	8,262,816

		16,546,686

Household Products—1.1%
Colgate-Palmolive Co.	71,740	8,467,472
The Procter & Gamble Co.	135,200	10,418,512

		18,885,984

Industrial Conglomerates—2.4%
Danaher Corp.	634,800	39,452,820

Internet & Catalog Retail—7.8%
Amazon.com, Inc. (b)	280,005	74,618,533
Netflix, Inc. (a) (b)	50,900	9,640,969
priceline.com, Inc. (b)	55,040	37,863,667
TripAdvisor, Inc. (a) (b)	147,400	7,741,448

		129,864,617

Internet Software & Services—10.6%
Akamai Technologies, Inc. (a) (b)	181,600	6,408,664
Baidu, Inc. (ADR) (b)	86,290	7,567,633
eBay, Inc. (b)	776,300	42,090,986
Facebook, Inc. (b)	394,026	10,079,185
Google, Inc. (Class A) (b)	114,470	90,892,614
LinkedIn Corp. (b)	91,220	16,060,193
Tencent Holdings, Ltd. (HKD)	113,377	3,610,623
Twitter, Inc. (b) (c) (d)	53,577	877,591

		177,587,489

IT Services—7.6%
Accenture plc	228,400	17,351,548
Alliance Data Systems Corp. (a) (b)	37,170	6,017,451
Cognizant Technology Solutions Corp. (Class A) (b)	136,400	10,449,604
Fiserv, Inc. (b)	67,700	5,946,091
MasterCard, Inc.	94,500	51,136,785
Visa, Inc. (Class A)	215,630	36,622,599

		127,524,078

Media—1.7%
Charter Communications, Inc. (b)	45,500	4,740,190
Discovery Communications, Inc. (Series A) (a) (b)	21,800	1,716,532
Discovery Communications, Inc. (Series C) (b)	82,300	5,723,142
News Corp. (Class A)	167,200	5,102,944
The Walt Disney Co.	188,246	10,692,373

		27,975,181

Multiline Retail—0.3%
Dollar Tree, Inc. (b)	94,600	$4,581,478

Oil, Gas & Consumable Fuels—4.5%
Cabot Oil & Gas Corp.	51,500	3,481,915
Cimarex Energy Co.	57,800	4,360,432
EOG Resources, Inc.	95,170	12,188,422
EQT Corp.	119,600	8,102,900
Phillips 66	156,400	10,943,308
Pioneer Natural Resources Co.	81,960	10,183,530
Range Resources Corp.	191,500	15,519,160
The Williams Cos., Inc.	295,800	11,080,668

		75,860,335

Pharmaceuticals—1.9%
Allergan, Inc.	84,900	9,477,387
Novo Nordisk A/S (DKK)	55,094	8,993,569
Valeant Pharmaceuticals International, Inc. (b)	164,300	12,325,786
Zoetis, Inc. (b)	37,000	1,235,800

		32,032,542

Professional Services—0.3%
IHS, Inc. (b)	47,100	4,932,312

Real Estate Investment Trusts—2.1%
American Tower Corp.	447,200	34,398,624

Road & Rail—2.7%
J.B. Hunt Transport Services, Inc. (a)	120,800	8,997,184
Kansas City Southern	184,300	20,438,870
Union Pacific Corp.	108,090	15,393,097

		44,829,151

Semiconductors & Semiconductor Equipment—1.3%
Broadcom Corp.	254,616	8,827,537
Samsung Electronics Co., Ltd. (KRN)	8,967	12,213,085

		21,040,622

Software—2.7%
Autodesk, Inc. (b)	137,400	5,666,376
NetSuite, Inc. (a) (b)	33,831	2,708,510
Nuance Communications, Inc. (a) (b)	196,000	3,955,280
Red Hat, Inc. (b)	226,600	11,456,896
Salesforce.com, Inc. (a) (b)	115,940	20,733,550

		44,520,612

Specialty Retail—4.5%
AutoZone, Inc. (b)	37,540	14,894,746
CarMax, Inc. (b)	271,300	11,313,210
Lowe’s Cos., Inc.	231,500	8,778,480
Ross Stores, Inc.	134,600	8,159,452
The Home Depot, Inc.	363,300	25,351,074
Tractor Supply Co.	63,600	6,622,668

		75,119,630

MSF-204

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.7%
Fossil, Inc. (b)	103,153	$9,964,580
Lululemon Athletica, Inc. (a) (b)	117,500	7,326,125
NIKE, Inc.	166,800	9,842,868
Prada S.p.A. (HKD) (b)	709,100	7,207,487
PVH Corp.	49,500	5,287,095
Ralph Lauren Corp.	32,770	5,548,289

		45,176,444

Tobacco—0.5%
Philip Morris International, Inc.	94,200	8,733,282

Trading Companies & Distributors—1.7%
Fastenal Co. (a)	452,500	23,235,875
W.W. Grainger, Inc.	20,300	4,567,094

		27,802,969

Wireless Telecommunication Services—2.8%
Crown Castle International Corp. (b)	632,078	44,017,912
SBA Communications Corp. (b)	47,700	3,435,354

		47,453,266

Total Common Stock (Identified Cost $1,300,945,604)		1,664,394,867

Convertible Preferred Stock—0.1%

Internet Software & Services—0.1%
Living Social (Class F) (b) (c) (d)	101,591	113,782
Twitter, Inc. (Series A) (b) (c) (d)	139	2,277
Twitter, Inc. (Series B) (b) (c) (d)	2,171	35,561
Twitter, Inc. (Series C) (b) (c) (d)	558	9,140
Twitter, Inc. (Series D) (b) (c) (d)	20,565	336,855
Twitter, Inc. (Series G2) (b) (c) (d)	85,204	1,395,641

Total Convertible Preferred Stock (Identified Cost $2,529,598)		1,893,256

Short Term Investments—5.0%
Security Description	Shares	Value

Mutual Funds—5.0%
State Street Navigator Securities Lending Prime Portfolio (e)	76,424,537	$76,424,537
T. Rowe Price Reserve Investment Fund (f)	6,499,151	6,499,151

Total Short Term Investments (Identified Cost $82,923,688)		82,923,688

Total Investments—104.7% (Identified Cost $1,386,398,890) (g)		1,749,211,811
Liabilities in excess of other assets		(78,925,180)

Net Assets—100.0%		$1,670,286,631

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $85,287,005 and the collateral received consisted of cash in the amount of $76,424,537 and non-cash collateral with a value of $10,412,340. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28,2013, the market value of restricted securities was $2,770,847, which is 0.2% of net assets. See details below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer. See below.
(g)	As of March 28, 2013, the aggregate cost of investments was $1,386,398,890. The aggregate unrealized appreciation and depreciation of investments was $383,289,662 and $(20,476,741), respectively, resulting in net unrealized appreciation of $362,812,921.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(KRW)—	South Korean Won

MSF-205

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Restricted Securities
Security Description	Acquisition Date	Shares	Cost	Value
Living Social (Class F)	11/18/11	101,591	$781,235	$113,782
Twitter, Inc.	09/13/11	53,577	862,247	877,591
Twitter, Inc. (Series A)	09/13/11	139	2,237	2,277
Twitter, Inc. (Series B)	09/13/11	2,171	34,939	35,561
Twitter, Inc. (Series C)	09/13/11	558	8,980	9,140
Twitter, Inc. (Series D)	09/13/11	20,565	330,965	336,855
Twitter, Inc. (Series G2)	07/28/11	85,204	1,371,242	1,395,642

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013	Income For Period Ended March 28, 2013
T. Rowe Price Reserve Investment Fund	27,902,755	57,673,998	79,077,602	6,499,151	$4,754

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$38,575,843	$—	$—	$38,575,843
Air Freight & Logistics	23,660,020	—	—	23,660,020
Airlines	6,241,950	—	—	6,241,950
Automobiles	5,580,510	—	—	5,580,510
Beverages	15,355,838	12,617,139	—	27,972,977
Biotechnology	92,481,051	—	—	92,481,051
Capital Markets	30,723,327	—	—	30,723,327
Chemicals	56,885,029	—	—	56,885,029
Commercial Banks	6,114,186	—	—	6,114,186
Communications Equipment	50,108,779	—	—	50,108,779
Computers & Peripherals	31,347,057	—	—	31,347,057
Consumer Finance	21,708,628	—	—	21,708,628
Diversified Financial Services	10,774,575	—	—	10,774,575
Electrical Equipment	19,544,855	—	—	19,544,855
Electronic Equipment, Instruments & Components	4,046,398	—	—	4,046,398
Energy Equipment & Services	23,708,884	—	—	23,708,884
Food & Staples Retailing	44,229,437	—	—	44,229,437
Food Products	2,071,740	7,732,053	—	9,803,793
Health Care Equipment & Supplies	26,794,652	—	—	26,794,652

MSF-206

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$45,150,455	$—	$—	$45,150,455
Hotels, Restaurants & Leisure	77,065,903	7,558,436	—	84,624,339
Household Durables	16,546,686	—	—	16,546,686
Household Products	18,885,984	—	—	18,885,984
Industrial Conglomerates	39,452,820	—	—	39,452,820
Internet & Catalog Retail	129,864,617	—	—	129,864,617
Internet Software & Services	173,099,275	3,610,623	877,591	177,587,489
IT Services	127,524,078	—	—	127,524,078
Media	27,975,181	—	—	27,975,181
Multiline Retail	4,581,478	—	—	4,581,478
Oil, Gas & Consumable Fuels	75,860,335	—	—	75,860,335
Pharmaceuticals	23,038,973	8,993,569	—	32,032,542
Professional Services	4,932,312	—	—	4,932,312
Real Estate Investment Trusts	34,398,624	—	—	34,398,624
Road & Rail	44,829,151	—	—	44,829,151
Semiconductors & Semiconductor Equipment	8,827,537	12,213,085	—	21,040,622
Software	44,520,612	—	—	44,520,612
Specialty Retail	75,119,630	—	—	75,119,630
Textiles, Apparel & Luxury Goods	37,968,957	7,207,487	—	45,176,444
Tobacco	8,733,282	—	—	8,733,282
Trading Companies & Distributors	27,802,969	—	—	27,802,969
Wireless Telecommunication Services	47,453,266	—	—	47,453,266
Total Common Stock	1,603,584,884	59,932,392	877,591	1,664,394,867
Total Convertible Preferred Stock*	—	—	1,893,256	1,893,256
Total Short Term Investments*	82,923,688	—	—	82,923,688
Total Investments	$1,686,508,572	$59,932,392	$2,770,847	$1,749,211,811

Collateral for Securities Loaned (Liability)	$—	$(76,424,537)	$—	$(76,424,537)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Total
Balance as of December 31, 2012	$682,571	$1,564,867	$2,247,438
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized gain	0	0	0
Change in unrealized appreciation	195,020	328,389	523,409
Security purchases	0	0	0
Security sales	0	0	0
Balance as of March 28, 2013	$877,591	$1,893,256	$2,770,847

The change in unrealized appreciation on investments held at March 28, 2013 was $523,409.

MSF-207

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Esterline Technologies Corp. (a)	39,600	$2,997,720
GenCorp, Inc. (a) (b)	102,700	1,365,910
Heico Corp. (Class A)	82,385	2,826,629
Hexcel Corp. (a)	33,100	960,231
Teledyne Technologies, Inc. (a)	50,800	3,984,752
TransDigm Group, Inc. (a)	31,600	4,832,272
Triumph Group, Inc.	51,100	4,011,350

		20,978,864

Air Freight & Logistics—0.1%
HUB Group, Inc. (a)	29,300	1,126,878

Airlines—0.1%
Allegiant Travel Co. (a) (b)	11,000	976,580

Auto Components—0.7%
Dana Holding Corp. (b)	95,700	1,706,331
Tenneco, Inc. (a)	67,300	2,645,563
TRW Automotive Holdings Corp. (a)	20,700	1,138,500

		5,490,394

Beverages—0.8%
Boston Beer Co., Inc. (a) (b)	38,887	6,207,921

Biotechnology—7.5%
Acorda Therapeutics, Inc. (a)	35,700	1,143,471
Aegerion Pharmaceuticals, Inc. (a) (b)	9,600	387,264
Alkermes plc (a)	139,600	3,309,916
Alnylam Pharmaceuticals, Inc. (a) (b)	45,200	1,101,524
AMAG Pharmaceuticals, Inc. (a) (b)	24,800	591,480
Ariad Pharmaceuticals, Inc. (a)	147,800	2,673,702
BioMarin Pharmaceutical, Inc. (a) (b)	80,600	5,018,156
Cepheid, Inc. (a) (b)	77,300	2,966,001
Cubist Pharmaceuticals, Inc. (a)	91,300	4,274,666
Dendreon Corp. (a) (b)	17,200	81,356
Exelixis, Inc. (a) (b)	226,700	1,047,354
Halozyme Therapeutics, Inc. (a) (b)	80,700	465,639
Idenix Pharmaceuticals, Inc. (a) (b)	132,900	473,124
Incyte Corp., Ltd. (a) (b)	198,800	4,653,908
Infinity Pharmaceuticals, Inc. (a)	30,600	1,483,182
InterMune, Inc. (a) (b)	50,800	459,740
Lexicon Pharmaceuticals, Inc. (a) (b)	98,500	214,730
Medivation, Inc. (b)	62,800	2,937,156
NPS Pharmaceuticals, Inc. (a) (b)	62,600	637,894
Onyx Pharmaceuticals, Inc. (a)	53,100	4,718,466
Pharmacyclics, Inc. (a)	59,200	4,760,272
Regeneron Pharmaceuticals, Inc. (a)	32,500	5,733,000
Rigel Pharmaceuticals, Inc. (a)	60,500	410,795
Seattle Genetics, Inc. (a) (b)	76,200	2,705,862
Theravance, Inc. (a) (b)	68,500	1,617,970
United Therapeutics Corp. (a) (b)	47,700	2,903,499

		56,770,127

Capital Markets—1.6%
Affiliated Managers Group, Inc. (a)	27,149	4,169,272
Cohen & Steers, Inc. (b)	7,800	281,346

Capital Markets—(Continued)
E*TRADE Financial Corp. (a)	161,860	$1,733,521
Stifel Financial Corp. (a)	7,250	251,357
Virtus Investment Partners, Inc. (a)	18,200	3,390,296
Waddell & Reed Financial, Inc. (Class A)	55,400	2,425,412

		12,251,204

Chemicals—2.7%
Koppers Holdings, Inc.	24,700	1,086,306
NewMarket Corp. (b)	18,200	4,738,552
Rockwood Holdings, Inc. (a)	82,800	5,418,432
Stepan Co.	59,000	3,722,900
W.R. Grace & Co. (a)	73,000	5,658,230

		20,624,420

Commercial Banks—1.3%
Signature Bank (a)	51,100	4,024,636
SVB Financial Group (a)	38,600	2,738,284
Texas Capital Bancshares, Inc. (a)	70,000	2,831,500

		9,594,420

Commercial Services & Supplies—2.4%
Cenveo, Inc. (a) (b)	54,800	117,820
Clean Harbors, Inc. (a)	104,600	6,076,214
Healthcare Services Group, Inc. (b)	85,700	2,196,491
Rollins, Inc.	94,850	2,328,568
Team, Inc. (a)	55,000	2,258,850
The Brink’s Co.	8,700	245,862
U.S. Ecology, Inc. (b)	45,200	1,200,060
Waste Connections, Inc. (b)	113,000	4,065,740

		18,489,605

Communications Equipment—1.8%
ADTRAN, Inc. (b)	106,100	2,084,865
Aruba Networks, Inc. (a) (b)	149,500	3,698,630
JDS Uniphase Corp. (a)	198,200	2,649,934
Plantronics, Inc. (b)	75,700	3,345,183
Polycom, Inc. (a)	100,486	1,113,385
Riverbed Technology, Inc. (a)	58,467	871,743

		13,763,740

Computers & Peripherals—0.6%
Stratasys, Ltd. (a) (b)	16,300	1,209,786
Synaptics, Inc. (a) (b)	82,200	3,344,718

		4,554,504

Consumer Finance—0.4%
World Acceptance Corp. (a) (b)	38,100	3,271,647

Containers & Packaging—0.4%
Graphic Packaging Holding Co. (a)	152,000	1,138,480
Rock-Tenn Co.	24,000	2,226,960

		3,365,440

MSF-208

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)
Common Stock—(Continued)

Security Description	Shares	Value

Distributors—0.8%
LKQ Corp. (a)	105,500	$2,295,680
Pool Corp.	83,500	4,008,000

		6,303,680

Diversified Consumer Services—0.9%
American Public Education, Inc. (a) (b)	49,900	1,741,011
Ascent Capital Group, Inc. (a)	28,400	2,114,096
Sotheby’s	34,300	1,283,163
Steiner Leisure, Ltd. (a)	20,600	996,216
Weight Watchers International, Inc. (b)	19,291	812,344

		6,946,830

Diversified Financial Services—0.9%
MSCI, Inc. (a)	30,178	1,023,940
NewStar Financial, Inc. (a) (b)	115,400	1,526,742
Portfolio Recovery Associates, Inc. (a)	36,900	4,683,348

		7,234,030

Diversified Telecommunication Services—0.7%
Premiere Global Services, Inc. (a) (b)	60,100	660,499
tw telecom, inc. (a)	176,800	4,453,592

		5,114,091

Electrical Equipment—0.8%
Acuity Brands, Inc. (b)	65,200	4,521,620
II-VI, Inc. (a)	92,600	1,577,904

		6,099,524

Electronic Equipment, Instruments & Components—1.2%
Anixter International, Inc. (a) (b)	57,300	4,006,416
Coherent, Inc. (a)	46,200	2,621,388
Itron, Inc. (a)	26,800	1,243,520
Power-One, Inc. (a) (b)	95,700	397,155
Trimble Navigation, Ltd. (a)	32,600	976,696

		9,245,175

Energy Equipment & Services—3.0%
Atwood Oceanics, Inc. (a)	59,800	3,141,892
Core Laboratories NV	25,500	3,516,960
Dawson Geophysical Co. (a) (b)	10,200	306,000
Dril-Quip, Inc. (a)	35,100	3,059,667
Gulf Island Fabrication, Inc. (b)	32,500	684,450
ION Geophysical Corp. (a) (b)	89,800	611,538
Lufkin Industries, Inc. (b)	26,400	1,752,696
Oceaneering International, Inc.	49,100	3,260,731
Oil States International, Inc. (a)	46,600	3,801,162
Superior Energy Services, Inc. (a)	39,019	1,013,323
Tesco Corp. (a) (b)	63,100	844,909
Unit Corp. (a)	21,100	961,105

		22,954,433

Food & Staples Retailing—0.6%
Susser Holdings Corp. (a) (b)	88,100	4,502,791

Food Products—1.2%
J&J Snack Foods Corp.	54,100	$4,159,749
TreeHouse Foods, Inc. (a)	77,800	5,068,670

		9,228,419

Health Care Equipment & Supplies—3.4%
ArthroCare Corp. (a)	60,400	2,099,504
Edwards Lifesciences Corp. (a)	7,500	616,200
HeartWare International, Inc. (a)	15,600	1,379,508
ICU Medical, Inc. (a)	24,100	1,420,695
IDEXX Laboratories, Inc. (a)	38,300	3,538,537
Integra LifeSciences Holdings Corp. (a)	16,400	639,764
Masimo Corp. (a) (b)	39,400	773,028
Meridian Bioscience, Inc. (b)	30,800	702,856
Orthofix International NV (a)	52,000	1,865,240
Sirona Dental Systems, Inc. (a)	72,200	5,323,306
The Cooper Cos., Inc.	37,000	3,991,560
Thoratec Corp. (a)	54,700	2,051,250
Volcano Corp. (a)	58,700	1,306,662

		25,708,110

Health Care Providers & Services—4.2%
Air Methods Corp. (a) (b)	66,700	3,217,608
Bio-Reference Labs, Inc. (a) (b)	54,700	1,421,106
Catamaran Corp. (a)	48,688	2,581,925
Centene Corp. (a)	61,300	2,699,652
Chemed Corp. (b)	24,200	1,935,516
Corvel Corp. (a)	31,200	1,544,088
Healthsouth Corp. (a)	80,200	2,114,874
HMS Holdings Corp. (a) (b)	113,900	3,092,385
MEDNAX, Inc. (a) (b)	42,300	3,791,349
MWI Veterinary Supply, Inc. (a)	27,600	3,650,376
PharMerica Corp. (a)	14,000	196,000
Team Health Holdings, Inc. (a)	87,000	3,165,060
WellCare Health Plans, Inc. (a)	46,500	2,695,140

		32,105,079

Hotels, Restaurants & Leisure—2.4%
Choice Hotels International, Inc. (b)	59,700	2,525,907
Denny’s Corp. (a)	468,200	2,701,514
Panera Bread Co. (a)	25,500	4,213,620
Red Robin Gourmet Burgers, Inc. (a)	40,400	1,842,240
Six Flags Entertainment Corp. (b)	67,100	4,863,408
The Cheesecake Factory, Inc. (b)	45,900	1,772,199

		17,918,888

Household Durables—0.8%
iRobot Corp. (a) (b)	69,500	1,783,370
Tempur-Pedic International, Inc. (a) (b)	86,900	4,312,847

		6,096,217

Household Products—0.1%
Church & Dwight Co., Inc.	12,600	814,338

Insurance—0.3%
Amtrust Financial Services, Inc. (b)	68,899	2,387,350

MSF-209

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—1.7%
HSN, Inc.	116,200	$6,374,732
Liberty Ventures (Series A) (a)	49,900	3,771,442
Shutterfly, Inc. (a) (b)	64,400	2,844,548

		12,990,722

Internet Software & Services—2.0%
Cornerstone OnDemand, Inc. (a)	85,900	2,929,190
j2 Global, Inc. (b)	54,800	2,148,708
MercadoLibre, Inc. (b)	36,400	3,514,784
Perficient, Inc. (a)	69,000	804,540
SINA Corp. (a)	2,000	97,180
Sohu.com, Inc. (a)	18,000	892,980
ValueClick, Inc. (a) (b)	105,000	3,102,750
WebMD Health Corp. (a)	61,200	1,488,384

		14,978,516

IT Services—4.5%
Cardtronics, Inc. (a)	122,200	3,355,612
Gartner, Inc. (a)	123,900	6,741,399
Genpact, Ltd. (a)	46,400	844,016
Global Payments, Inc.	11,320	562,151
Heartland Payment Systems, Inc. (b)	126,360	4,166,089
Jack Henry & Associates, Inc.	61,400	2,837,294
MAXIMUS, Inc.	103,900	8,308,883
TeleTech Holdings, Inc. (a)	41,900	888,699
Unisys Corp. (a)	69,409	1,579,055
VeriFone Systems, Inc. (a)	28,000	579,040
WEX, Inc. (a) (b)	54,400	4,270,400

		34,132,638

Leisure Equipment & Products—1.5%
Brunswick Corp. (b)	129,000	4,414,380
Polaris Industries, Inc. (b)	74,100	6,853,509

		11,267,889

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. (a)	17,700	2,230,200
Bruker Corp. (a)	96,700	1,846,970
Illumina, Inc. (a) (b)	19,300	1,042,200
Mettler-Toledo International, Inc. (a)	9,600	2,046,912
PAREXEL International Corp. (a)	60,600	2,394,306

		9,560,588

Machinery—7.7%
3D Systems Corp. (a) (b)	147,000	4,739,280
Actuant Corp. (b)	92,800	2,841,536
Chart Industries, Inc. (a) (b)	28,300	2,264,283
Gardner Denver, Inc.	26,100	1,960,371
Graco, Inc.	54,500	3,162,635
Hyster-Yale Materials Handling, Inc. (a)	23,594	1,346,981
IDEX Corp.	54,100	2,890,022
John Bean Technologies Corp.	31,600	655,700
Lincoln Electric Holdings, Inc.	91,000	4,930,380
Middleby Corp. (a)	42,800	6,512,020
NACCO Industries, Inc.	10,697	570,792

Machinery—(Continued)
Nordson Corp.	86,400	$5,698,080
Standex International Corp.	23,800	1,314,236
Sun Hydraulics Corp.	31,400	1,020,814
Toro Co.	105,400	4,852,616
Valmont Industries, Inc.	35,800	5,630,266
Wabtec Corp.	59,100	6,034,701
Woodward, Inc.	46,600	1,852,816

		58,277,529

Marine—0.7%
Kirby Corp. (a) (b)	73,500	5,644,800

Media—1.9%
Digital Generation, Inc. (a) (b)	66,800	429,524
John Wiley & Sons, Inc.	21,800	849,328
Liberty Media Corp. (a)	14,500	1,618,635
Live Nation Entertainment, Inc. (a)	145,700	1,802,309
Madison Square Garden, Inc. (a)	115,900	6,675,840
Sirius XM Radio, Inc. (a)	446,726	1,375,916
Starz - Liberty Capital (a)	61,800	1,368,870

		14,120,422

Metals & Mining—0.8%
Allied Nevada Gold Corp. (a)	49,200	809,832
Compass Minerals International, Inc. (b)	26,900	2,122,410
Royal Gold, Inc.	21,200	1,505,836
Stillwater Mining Co. (a) (b)	123,900	1,602,027

		6,040,105

Multiline Retail—0.3%
Big Lots, Inc. (a) (b)	54,000	1,904,580

Oil, Gas & Consumable Fuels—3.4%
Bill Barrett Corp. (a) (b)	51,400	1,041,878
Clayton Williams Energy, Inc. (a) (b)	44,100	1,928,493
Contango Oil & Gas Co. (a)	65,200	2,613,868
Delek U.S. Holdings, Inc.	41,900	1,653,374
Energy XXI Bermuda, Ltd.	65,000	1,769,300
Gran Tierra Energy, Inc. (a)	248,700	1,462,356
Halcon Resources Corp. (a) (b)	149,000	1,160,710
Northern Oil & Gas, Inc. (a) (b)	81,300	1,169,094
Oasis Petroleum, Inc. (a) (b)	73,500	2,798,145
Rosetta Resources, Inc. (a)	70,000	3,330,600
SemGroup Corp. (a)	64,100	3,315,252
SM Energy Co.	56,900	3,369,618

		25,612,688

Paper & Forest Products—0.5%
Clearwater Paper Corp. (a)	20,100	1,059,069
KapStone Paper & Packaging Corp. (a)	103,800	2,885,640

		3,944,709

Personal Products—1.0%
Herbalife, Ltd. (b)	48,000	1,797,600
Nu Skin Enterprises, Inc. (b)	62,400	2,758,080

MSF-210

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Prestige Brands Holdings, Inc. (a)	121,600	$3,123,904

		7,679,584

Pharmaceuticals—2.3%
Akorn, Inc. (a) (b)	110,800	1,532,364
Auxilium Pharmaceuticals, Inc. (a)	45,700	789,696
AVANIR Pharmaceuticals, Inc. (a) (b)	253,300	694,042
Cadence Pharmaceuticals, Inc. (a) (b)	47,800	319,782
Jazz Pharmaceuticals plc (a)	52,000	2,907,320
Nektar Therapeutics (a) (b)	71,800	789,800
Questcor Pharmaceuticals, Inc. (a) (b)	57,100	1,858,034
Salix Pharmaceuticals, Ltd. (a)	48,000	2,456,640
The Medicines Co. (a)	109,200	3,649,464
Viropharma, Inc. (a) (b)	96,500	2,427,940
XenoPort, Inc. (a) (b)	57,300	409,695

		17,834,777

Professional Services—1.2%
Exponent, Inc. (a) (b)	33,200	1,790,808
Huron Consulting Group, Inc. (a) (b)	63,400	2,556,288
RPX Corp. (a)	59,800	843,778
The Advisory Board Co. (a)	78,500	4,122,820

		9,313,694

Real Estate Investment Trusts—1.0%
DuPont Fabros Technology, Inc. (b)	49,100	1,191,657
Sabra Healthcare REIT, Inc. (b)	58,833	1,706,745
Strategic Hotels & Resorts, Inc. (a)	157,200	1,312,620
Taubman Centers, Inc.	42,500	3,300,550

		7,511,572

Real Estate Management & Development—1.4%
Altisource Asset Management Corp. (a) (b)	5,220	704,700
Altisource Portfolio Solutions S.A. (a)	47,800	3,334,050
Altisource Residential Corp. (Class B) (a) (b)	17,400	348,000
Forest City Enterprises, Inc. (a)	165,100	2,933,827
Jones Lang LaSalle, Inc.	20,200	2,008,082
Kennedy-Wilson Holdings, Inc. (b)	69,000	1,070,190

		10,398,849

Road & Rail—1.7%
Amerco, Inc. (a)	13,900	2,412,206
Avis Budget Group, Inc. (a)	95,600	2,660,548
Landstar System, Inc.	54,200	3,094,278
Old Dominion Freight Line, Inc. (a)	129,850	4,960,270

		13,127,302

Semiconductors & Semiconductor Equipment—3.2%
Amkor Technology, Inc. (a) (b)	108,000	432,000
Atmel Corp. (a)	110,400	768,384
Cabot Microelectronics Corp. (a)	23,300	809,675
Cavium, Inc. (a) (b)	98,700	3,830,547
Cymer, Inc. (a)	31,600	3,036,760
Cypress Semiconductor Corp. (b)	141,900	1,565,157

Semiconductors & Semiconductor Equipment—(Continued)
Diodes, Inc. (a)	87,200	$1,829,456
Hittite Microwave Corp. (a)	53,700	3,252,072
Microsemi Corp. (a)	102,000	2,363,340
Semtech Corp. (a)	54,700	1,935,833
Silicon Laboratories, Inc. (a)	27,700	1,145,672
Teradyne, Inc. (a) (b)	104,300	1,691,746
TriQuint Semiconductor, Inc. (a) (b)	114,700	579,235
Veeco Instruments, Inc. (a) (b)	36,300	1,391,379

		24,631,256

Software—8.5%
Actuate Corp. (a)	69,719	418,314
ANSYS, Inc. (a)	22,930	1,866,961
Aspen Technology, Inc. (a)	120,800	3,900,632
CommVault Systems, Inc. (a)	84,900	6,960,102
Computer Modelling Group, Ltd. (CAD)	60,800	1,262,265
Concur Technologies, Inc. (a) (b)	50,200	3,446,732
Ebix, Inc. (a) (b)	92,300	1,497,106
FactSet Research Systems, Inc. (b)	27,700	2,565,020
Fortinet, Inc. (a)	136,100	3,222,848
Informatica Corp. (a)	98,000	3,378,060
MICROS Systems, Inc. (a) (b)	77,400	3,522,474
Monotype Imaging Holdings, Inc.	64,305	1,527,244
Netscout Systems, Inc. (a)	115,700	2,842,749
Progress Software Corp. (a)	34,900	795,022
PTC, Inc. (a)	119,100	3,035,859
RealD, Inc. (a)	21,600	280,800
Rovi Corp. (a)	45,600	976,296
SolarWinds, Inc. (a)	61,600	3,640,560
Solera Holdings, Inc.	21,900	1,277,427
Sourcefire, Inc. (a)	68,400	4,051,332
TIBCO Software, Inc. (a)	175,000	3,538,500
Tyler Technologies, Inc. (a)	71,100	4,355,586
Ultimate Software Group, Inc. (a) (b)	62,500	6,510,000

		64,871,889

Specialty Retail—4.9%
Aaron’s, Inc.	100,100	2,870,868
Aeropostale, Inc. (a) (b)	78,125	1,062,500
Ascena Retail Group, Inc. (a)	209,500	3,886,225
Chico’s FAS, Inc.	158,800	2,667,840
DSW, Inc. (Class A)	71,500	4,561,700
Guess?, Inc. (b)	32,400	804,492
Hibbett Sports, Inc. (a) (b)	47,150	2,653,131
Monro Muffler Brake, Inc. (b)	122,100	4,848,591
Sally Beauty Holdings, Inc. (a)	218,100	6,407,778
The Buckle, Inc. (b)	45,900	2,141,235
The Children’s Place Retail Stores, Inc. (a) (b)	35,400	1,586,628
Tractor Supply Co.	40,300	4,196,439

		37,687,427

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp. (a) (b)	37,700	2,099,513
Fossil, Inc. (a)	23,149	2,236,193
Hanesbrands, Inc.	38,500	1,754,060

MSF-211

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Iconix Brand Group, Inc. (a) (b)	81,300	$2,103,231
PVH Corp.	40,585	4,334,884
True Religion Apparel, Inc. (a)	45,700	1,193,227

		13,721,108

Thrifts & Mortgage Finance—0.5%
MGIC Investment Corp. (a)	104,800	518,760
Ocwen Financial Corp. (a)	49,400	1,873,248
Radian Group, Inc. (b)	100,000	1,071,000

		3,463,008

Trading Companies & Distributors—1.1%
Beacon Roofing Supply, Inc. (a) (b)	88,700	3,429,142
United Rentals, Inc. (a)	89,532	4,921,574

		8,350,716

Wireless Telecommunication Services—0.3%
SBA Communications Corp. (a)	28,700	2,066,974

Total Common Stock (Identified Cost $566,263,531)		759,258,041

Short Term Investments—25.7%
Security Description	Shares	Value

Mutual Funds—25.7%
State Street Navigator Securities Lending Prime Portfolio (c)	192,649,588	$192,649,588
T. Rowe Price Reserve Investment Fund (d)	2,911,105	2,911,105

Total Short Term Investments (Identified Cost $195,560,693)		195,560,693

Total Investments 125.4% (Identified Cost $761,824,224) (e)		954,818,734
Liabilities in excess of other assets		(193,474,126)

Net Assets—100.0%		$761,344,608

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 28,2013, the market value of securities loaned was $188,937,850 and the collateral received consisted of cash in the amount of $192,649,588 and non-cash collateral with a value of $163,779. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	As of March 28, 2013, the aggregate cost of investments was $761,824,224. The aggregate unrealized appreciation and depreciation of investments was $219,080,376 and $(26,085,866), respectively, resulting in net unrealized appreciation of $192,994,510.
(CAD)—	Canadian Dollar

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013	Income For Period Ended March 28, 2013
T. Rowe Price Reserve Investment Fund	3,877,723	17,751,266	18,717,884	2,911,105	$882

MSF-212

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$759,258,041	$—	$—	$759,258,041
Total Short Term Investments*	195,560,693	—	—	195,560,693
Total Investments	$954,818,734	$—	$—	$954,818,734
Collateral for Securities Loaned (Liability)	$—	$(192,649,588)	$—	$(192,649,588)

*	See Schedule of Investments for additional detailed categorizations.

MSF-213

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stock—89.2% of Net Assets

Security Description	Shares	Value

Chemicals—1.1%
The Mosaic Co.	182,900	$10,902,669

Construction & Engineering—0.7%
Jacobs Engineering Group, Inc. (a) (b)	124,300	6,990,632

Energy Equipment & Services—24.8%
Cameron International Corp. (b)	506,100	32,997,720
Diamond Offshore Drilling, Inc.	329,300	22,906,108
Dril-Quip, Inc. (a) (b)	257,800	22,472,426
Ensco plc	332,400	19,944,000
Halliburton Co.	1,143,200	46,196,712
Key Energy Services, Inc. (a) (b)	379,000	3,062,320
National Oilwell Varco, Inc.	310,600	21,974,950
Noble Corp.	344,800	13,154,120
Schlumberger, Ltd.	559,200	41,878,488
Seadrill, Ltd. (NOK) (a)	568,500	20,686,437
Weatherford International, Ltd. (b)	705,200	8,561,128

		253,834,409

Food Products—1.2%
Archer-Daniels-Midland Co.	358,300	12,085,459

Machinery—1.3%
Cummins, Inc.	114,900	13,306,569

Metals & Mining—19.1%
African Minerals, Ltd. (b)	412,448	1,437,746
African Minerals, Ltd. (GBP) (a) (b)	277,152	975,957
Eldorado Gold Corp.	984,800	9,385,144
First Quantum Minerals, Ltd. (CAD) (a)	1,784,200	33,932,908
Freeport-McMoRan Copper & Gold, Inc.	332,400	11,002,440
Goldcorp, Inc.	422,500	14,208,675
Kinross Gold Corp. (a)	1,043,204	8,272,608
New Gold, Inc. (b)	1,378,400	12,543,440
Newmont Mining Corp.	497,000	20,819,330
Osisko Mining Corp. (CAD) (b)	1,491,100	8,851,044
Randgold Resources, Ltd. (ADR)	170,100	14,625,198
Steel Dynamics, Inc.	447,300	7,098,651
United States Steel Corp. (a)	360,400	7,027,800
Xstrata plc (GBP)	2,808,300	45,774,471

		195,955,412

Oil, Gas & Consumable Fuels—39.0%
Afren plc (GBP) (b)	7,918,389	17,080,905
Alpha Natural Resources, Inc. (a) (b)	231,620	1,901,600
Anadarko Petroleum Corp.	577,850	50,532,982
Apache Corp.	136,700	10,547,772
Cimarex Energy Co.	512,600	38,670,544
Cloud Peak Energy, Inc. (a) (b)	276,500	5,192,670
Concho Resources, Inc. (b)	354,150	34,504,835
Consol Energy, Inc.	562,300	18,921,395
Diamondback Energy, Inc. (a) (b)	142,400	3,822,016
Green Plains Renewable Energy, Inc. (a) (b)	127,400	1,457,456
Gulfport Energy Corp. (b)	182,900	8,382,307
Halcon Resources Corp. (a) (b)	705,800	5,498,182

Oil, Gas & Consumable Fuels—(Continued)
HollyFrontier Corp.	360,400	$18,542,580
Marathon Oil Corp.	954,000	32,168,880
Newfield Exploration Co. (b)	479,500	10,750,390
Occidental Petroleum Corp.	344,800	27,021,976
Ophir Energy plc (GBP) (b)	1,979,600	14,007,114
Pioneer Natural Resources Co. (a)	306,700	38,107,475
SM Energy Co.	416,300	24,653,286
Tesoro Corp.	268,800	15,738,240
Whiting Petroleum Corp. (b)	415,900	21,144,356

		398,646,961

Paper & Forest Products—2.0%
Louisiana-Pacific Corp. (a) (b)	952,000	20,563,200

Total Common Stock (Identified Cost $891,117,256)		912,285,311

Mutual Funds—1.1%

Exchange Traded Funds—1.1%
SPDR Gold Trust (a) (b)	73,800	11,398,410

Total Mutual Funds (Identified Cost $10,746,648)		11,398,410

Warrants—0.0%

Metals & Mining—0.0%
Kinross Gold Corp. (b)	29,480	5,514

Total Warrants (Identified Cost $140,490)		5,514

Short Term Investments—17.0%

Mutual Funds—17.0%
AIM STIT-STIC Prime Portfolio	86,341,864	86,341,864
State Street Navigator Securities Lending Prime Portfolio (c)	87,369,739	87,369,739

Total Short Term Investments (Identified Cost $173,711,603)		173,711,603

Total Investments—107.3% (Identified Cost $1,075,715,997) (d)		1,097,400,838
Liabilities in excess of other assets		(74,333,214)

Net Assets—100.0%		$1,023,067,624

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $84,549,875 and the collateral received consisted of cash in the amount of $87,369,739. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.

MSF-214

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(d)	As of March 28, 2013, the aggregate cost of investments for federal income tax purposes was $1,075,715,997. The aggregate unrealized appreciation and depreciation of investments was $106,204,102 and $(84,519,261), respectively, resulting in net unrealized appreciation of $21,684,841 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(GBP)—	British Pound
(NOK)—	Norwegian Krone

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Chemicals	$10,902,669	$—	$—	$10,902,669
Construction & Engineering	6,990,632	—	—	6,990,632
Energy Equipment & Services	233,147,972	20,686,437	—	253,834,409
Food Products	12,085,459	—	—	12,085,459
Machinery	13,306,569	—	—	13,306,569
Metals & Mining	149,204,984	46,750,428	—	195,955,412
Oil, Gas & Consumable Fuels	367,558,942	31,088,019	—	398,646,961
Paper & Forest Products	20,563,200	—	—	20,563,200
Total Common Stock	813,760,427	98,524,884	—	912,285,311
Total Exchange Traded Funds*	11,398,410	—	—	11,398,410
Total Warrants*	5,514	—	—	5,514
Total Short Term Investments*	173,711,603	—	—	173,711,603
Total Investments	$998,875,954	$98,524,884	$—	$1,097,400,838

Collateral for Securities Loaned (Liability)	$—	$(87,369,739)	$—	$(87,369,739)

*	See Schedule of Investments for additional detailed categorizations.

MSF-215

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—53.0% of Net Assets

Security Description	Principal Amount	Value

Advertising—0.0%
WPP Finance U.K. 8.000%, 09/15/14	$230,000	$252,497

Aerospace & Defense—0.7%
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17 (a)	4,500,000	4,950,000
Raytheon Co. 3.125%, 10/15/20 (a)	30,000	31,684
The Boeing Co.
4.875%, 02/15/20 (a)	540,000	640,696
6.000%, 03/15/19	50,000	61,751
Triumph Group, Inc. 8.625%, 07/15/18 (a)	1,300,000	1,444,625
United Technologies Corp. 4.500%, 06/01/42	360,000	383,712

		7,512,468

Agriculture—0.9%
Alliance One International, Inc. 10.000%, 07/15/16	4,500,000	4,753,125
Altria Group, Inc.
4.750%, 05/05/21	890,000	1,007,319
8.500%, 11/10/13	470,000	492,424
Imperial Tobacco Finance plc 2.050%, 02/11/18 (144A)	1,360,000	1,368,541
Lorillard Tobacco Co. 8.125%, 06/23/19 (a)	390,000	496,170
Philip Morris International, Inc.
2.500%, 08/22/22	440,000	434,216
2.900%, 11/15/21	640,000	660,277
Reynolds American, Inc.
3.250%, 11/01/22	270,000	266,947
6.750%, 06/15/17 (a)	325,000	391,174

		9,870,193

Airlines—0.5%
Continental Airlines, Inc. 6.750%, 09/15/15 (144A)	1,964,000	2,057,290
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 02/10/24	577,981	654,563
Delta Air Lines 2007-1 Class B Pass-Through Trust 8.021%, 02/10/24	2,597,154	2,860,246
Northwest Airlines 1999-2 Class A Pass-Through Trust 7.575%, 09/01/20	21,573	23,299
UAL 2009-2A Pass-Through Trust 9.750%, 07/15/18	89,096	103,352

		5,698,750

Auto Manufacturers—0.6%
Chrysler Group, LLC 8.250%, 06/15/21 (a)	3,740,000	4,174,775

Auto Manufacturers—(Continued)
Daimler Finance North America, LLC
1.300%, 07/31/15 (144A)	$370,000	$372,492
2.625%, 09/15/16 (144A)	790,000	823,730
Ford Motor Co. 4.750%, 01/15/43	1,130,000	1,051,695

		6,422,692

Banks—4.7%
Ally Financial, Inc. 8.000%, 03/15/20	2,535,000	3,143,400
Bank of America Corp.
3.875%, 03/22/17 (a)	300,000	322,728
4.500%, 04/01/15	770,000	815,910
5.420%, 03/15/17	1,530,000	1,695,502
6.500%, 08/01/16	1,900,000	2,188,196
Barclays Bank plc
6.050%, 12/04/17 (144A)	140,000	156,046
10.179%, 06/12/21 (144A)	100,000	133,937
BBVA U.S. Senior S.A.U.
3.250%, 05/16/14 (a)	970,000	975,868
4.664%, 10/09/15	1,050,000	1,076,747
BNP Paribas S.A. 2.375%, 09/14/17	590,000	598,737
Citigroup, Inc.
3.953%, 06/15/16	580,000	624,960
5.000%, 09/15/14	850,000	892,526
5.125%, 05/05/14	15,000	15,686
5.500%, 10/15/14	170,000	181,406
5.900%, 12/31/49 (a) (b)	320,000	332,104
5.950%, 12/31/49 (a)	690,000	715,875
6.000%, 08/15/17	650,000	758,922
6.010%, 01/15/15	1,010,000	1,093,655
6.375%, 08/12/14	260,000	278,634
6.875%, 03/05/38	660,000	865,917
Commonwealth Bank of Australia
1.250%, 09/18/15	470,000	474,658
3.750%, 10/15/14 (144A)	710,000	744,324
5.000%, 10/15/19 (144A)	320,000	374,141
Credit Agricole S.A. 8.375%, 12/31/49 (a)	700,000	765,625
Goldman Sachs Capital II 4.000%, 06/01/43 (a) (b)	3,490,000	2,935,963
Intesa Sanpaolo S.p.A.
3.125%, 01/15/16	1,040,000	1,016,645
3.875%, 01/16/18	520,000	502,814
JPMorgan Chase & Co.
1.100%, 10/15/15	1,490,000	1,492,116
4.350%, 08/15/21	160,000	176,508
4.500%, 01/24/22	160,000	175,347
5.125%, 09/15/14	1,240,000	1,315,372
5.150%, 10/01/15	1,980,000	2,167,734
6.125%, 06/27/17 (a)	160,000	187,758
M&T Bank Corp. 6.875%, 12/31/49 (144A)	2,620,000	2,801,466

MSF-216

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Banks—(Continued)
Morgan Stanley
0.753%, 10/18/16	$360,000	$350,721
4.750%, 04/01/14 (a)	180,000	186,090
4.750%, 03/22/17 (a)	140,000	154,423
Nordea Bank AB
3.700%, 11/13/14 (144A)	450,000	471,246
4.875%, 05/13/21	950,000	1,028,328
Rabobank Nederland NV 11.000%, 12/29/49 (144A) (b)	415,000	555,063
Royal Bank of Scotland Group plc
2.550%, 09/18/15 (a)	280,000	287,781
5.000%, 10/01/14	730,000	751,900
7.640%, 03/31/49 (b)	400,000	356,000
7.648%, 08/29/49 (a) (b)	120,000	124,800
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,594,206
Santander U.S. Debt S.A.U. 3.724%, 01/20/15 (144A)	100,000	101,087
State Street Corp. 4.956%, 03/15/18	320,000	363,527
The Goldman Sachs Group, Inc.
2.375%, 01/22/18	2,420,000	2,452,989
5.250%, 10/15/13	70,000	71,716
5.250%, 07/27/21	1,680,000	1,903,556
6.000%, 05/01/14	210,000	221,352
6.250%, 02/01/41	210,000	249,555
7.500%, 02/15/19	20,000	25,021
UBS AG
2.250%, 01/28/14	250,000	253,333
3.875%, 01/15/15	390,000	411,718
Wachovia Capital Trust III 5.570%, 12/31/49 (b)	151,000	151,529
Wachovia Corp. 5.250%, 08/01/14	2,510,000	2,655,615
Wells Fargo & Co.
1.500%, 01/16/18	300,000	299,376
2.100%, 05/08/17	60,000	61,872
3.450%, 02/13/23 (a)	970,000	976,518
4.600%, 04/01/21 (a)	110,000	125,626
Wells Fargo Capital X 5.950%, 12/01/86	600,000	602,672

		50,784,847

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	280,000	275,219
5.000%, 04/15/20	260,000	308,332
5.375%, 01/15/20	1,110,000	1,338,756
Diageo Finance BV 3.250%, 01/15/15 (a)	60,000	62,886
Diageo Investment Corp. 2.875%, 05/11/22	670,000	677,288
Heineken NV 1.400%, 10/01/17 (144A)	260,000	258,818
Molson Coors Brewing Co. 3.500%, 05/01/22 (a)	60,000	62,421

Beverages—(Continued)
PepsiCo., Inc.
0.700%, 08/13/15	$850,000	$851,271
7.900%, 11/01/18	76,000	101,187
Pernod-Ricard S.A.
2.950%, 01/15/17 (144A)	270,000	283,580
4.450%, 01/15/22 (144A)	940,000	1,032,408

		5,252,166

Building Products—1.1%
Building Materials Corp. of America
6.750%, 05/01/21 (144A)	10,000	10,925
7.500%, 03/15/20 (144A)	3,400,000	3,714,500
Cemex Finance, LLC 9.375%, 10/12/22 (a)	7,070,000	8,218,875

		11,944,300

Chemicals—0.9%
Alpek S.A. de C.V. 4.500%, 11/20/22 (a)	1,530,000	1,587,375
Braskem Finance, Ltd. 5.375%, 05/02/22 (144A) (a)	1,980,000	2,051,280
Ecolab, Inc. 4.350%, 12/08/21	180,000	198,603
LyondellBasell Industries NV 5.000%, 04/15/19	1,190,000	1,344,700
5.750%, 04/15/24 (a)	1,190,000	1,395,275
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	45,896
Rain CII Carbon, LLC 8.250%, 01/15/21 (144A) (a)	2,650,000	2,862,000

		9,485,129

Coal—1.4%
Arch Coal, Inc. 7.000%, 06/15/19 (a)	4,630,000	4,178,575
8.750%, 08/01/16 (a)	810,000	842,400
9.875%, 06/15/19 (144A) (a)	1,110,000	1,137,750
CONSOL Energy, Inc. 8.250%, 04/01/20 (a)	3,720,000	4,119,900
Peabody Energy Corp. 6.500%, 09/15/20 (a)	3,990,000	4,249,350

		14,527,975

Commercial Services—1.0%
Altegrity, Inc. 11.750%, 05/01/16 (144A)	1,440,000	1,008,000
Service Corp. International 7.500%, 04/01/27 (a)	350,000	388,500
7.625%, 10/01/18	125,000	146,719
United Rentals North America, Inc. 8.375%, 09/15/20 (a)	3,040,000	3,389,600
WEX, Inc. 4.750%, 02/01/23 (144A)	3,440,000	3,328,200

MSF-217

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Commercial Services—(Continued)
Wyle Services Corp. 10.500%, 04/01/18 (144A)	$1,800,000	$1,885,500

		10,146,519

Construction & Engineering—0.2%
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/17	440,000	471,900
OAS Investments GmbH 8.250%, 10/19/19 (144A)	1,930,000	2,074,750

		2,546,650

Containers & Packaging—1.7%
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	5,200,000	5,756,300
Ball Corp. 5.750%, 05/15/21	930,000	1,004,400
6.750%, 09/15/20 (a)	600,000	661,500
Beverage Packaging Holdings Luxembourg II S.A. 9.500%, 06/15/17 (EUR) (144A)	5,000,000	6,585,508
Crown Americas, LLC 4.500%, 01/15/23 (144A) (a)	4,210,000	4,083,700
Rock Tenn Co. 3.500%, 03/01/20	230,000	235,750
4.000%, 03/01/23	360,000	367,200

		18,694,358

Diversified Financial Services—2.3%
American Express Co. 6.800%, 09/01/66 (b)	1,650,000	1,777,875
American Express Credit Corp. 5.125%, 08/25/14	60,000	63,741
American Honda Finance Corp. 1.000%, 08/11/15 (144A)	700,000	702,507
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19	3,050,000	3,118,625
Boeing Capital Corp. 4.700%, 10/27/19	350,000	410,110
Ford Motor Credit Co., LLC 8.000%, 12/15/16	700,000	839,222
8.125%, 01/15/20	1,450,000	1,830,789
General Electric Capital Corp. 1.625%, 07/02/15	330,000	335,635
4.375%, 09/16/20 (a)	70,000	78,172
4.625%, 01/07/21 (a)	40,000	45,032
5.875%, 01/14/38	550,000	641,292
6.375%, 11/15/67 (a)	2,490,000	2,639,400
6.875%, 01/10/39	1,250,000	1,637,789
Hyundai Capital America 2.125%, 10/02/17 (144A)	240,000	241,955
ILFC E-Capital Trust II 6.250%, 12/21/65 (144A) (b)	330,000	311,025
International Lease Finance Corp. 5.875%, 05/01/13	40,000	40,156

Diversified Financial Services—(Continued)
International Lease Finance Corp. 6.250%, 05/15/19	$1,150,000	$1,259,250
6.500%, 09/01/14 (144A)	50,000	53,250
6.750%, 09/01/16 (144A)	250,000	282,500
8.250%, 12/15/20 (a)	3,950,000	4,838,750
8.750%, 03/15/17	1,550,000	1,823,187
John Deere Capital Corp. 2.250%, 04/17/19	310,000	320,558
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (c)	3,870,000	387
Lehman Brothers Holdings E-Capital Trust I 3.589%, 08/19/65 (c)	1,190,000	119
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	3,280,000	328
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	280,000	337,966
SLM Corp. 8.000%, 03/25/20	150,000	174,000
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	302,500
Vesey Street Investment Trust I 4.404%, 09/01/16 (b)	370,000	402,194

		24,508,314

Electric—3.1%
Calpine Construction Finance Co., L.P. 8.000%, 06/01/16 (144A)	1,050,000	1,101,188
Calpine Corp. 7.875%, 07/31/20 (144A) (a)	2,218,000	2,428,710
7.875%, 01/15/23 (144A) (a)	2,600,000	2,886,000
Centrais Electricas Brasileiras S.A. 5.750%, 10/27/21 (144A) (a)	1,930,000	2,057,862
Dominion Resources, Inc. 8.875%, 01/15/19	70,000	95,263
DPL, Inc. 7.250%, 10/15/21	5,750,000	6,095,000
Duke Energy Carolinas, LLC 5.300%, 02/15/40	980,000	1,159,661
Dynegy Roseton, LLC 7.670%, 11/08/16 (c)	500,000	10,000
Energy Future Intermediate Holding Co., LLC 11.750%, 03/01/22 (144A)	4,400,000	5,060,000
Exelon Corp. 5.625%, 06/15/35	375,000	415,299
FirstEnergy Corp. 2.750%, 03/15/18	480,000	485,435
4.250%, 03/15/23 (a)	1,550,000	1,567,639
7.375%, 11/15/31	2,550,000	2,987,274
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,764,510
Pacific Gas & Electric Co. 6.050%, 03/01/34	430,000	537,892
8.250%, 10/15/18	210,000	281,622

		32,933,355

MSF-218

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Electronics—0.2%
Rexel S.A. 5.250%, 06/15/20 (144A)	$2,210,000	$2,237,625
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	200,000	206,882

		2,444,507

Environmental Control—0.0%
Waste Management, Inc. 4.600%, 03/01/21	180,000	203,404
7.375%, 05/15/29	190,000	246,217

		449,621

Food—0.6%
Hawk Acquisition Sub, Inc. 4.250%, 10/15/20 (144A)	1,060,000	1,061,325
Kraft Foods Group, Inc. 3.500%, 06/06/22	900,000	941,059
5.375%, 02/10/20	726,000	866,312
Marfing Holding Europe BV 8.375%, 05/09/18 (a)	2,200,000	1,985,500
Mondelez International, Inc. 5.375%, 02/10/20	534,000	635,341
Safeway, Inc. 4.750%, 12/01/21 (a)	510,000	548,998

		6,038,535

Health Care Products—0.0%
Medtronic, Inc. 3.125%, 03/15/22 (a)	60,000	62,778
4.450%, 03/15/20	340,000	390,727

		453,505

Health Care Services—2.5%
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/18 (144A)	3,709,000	4,228,260
6.875%, 07/15/17	1,505,000	1,723,225
HCA Holdings, Inc. 6.250%, 02/15/21 (a)	2,300,000	2,452,375
HCA, Inc. 5.750%, 03/15/14	90,000	93,262
6.375%, 01/15/15 (a)	1,500,000	1,606,875
Humana, Inc. 3.150%, 12/01/22 (a)	310,000	306,198
7.200%, 06/15/18	320,000	391,757
Radnet Management, Inc. 10.375%, 04/01/18 (a)	1,630,000	1,699,275
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	470,000	584,538
Tenet Healthcare Corp. 8.875%, 07/01/19	8,468,000	9,526,500
UnitedHealth Group, Inc. 1.625%, 03/15/19 (a)	660,000	661,862
5.700%, 10/15/40	10,000	11,830
5.800%, 03/15/36	10,000	11,880

Health Care Services—(Continued)
UnitedHealth Group, Inc. 6.000%, 02/15/18	$900,000	$1,088,198
Vanguard Health Holding Co. II, LLC 8.000%, 02/01/18 (a)	1,080,000	1,148,850
WellPoint, Inc. 1.250%, 09/10/15	160,000	161,323
3.125%, 05/15/22	400,000	402,713
3.700%, 08/15/21	340,000	359,067
5.875%, 06/15/17	120,000	141,263
7.000%, 02/15/19	510,000	637,808

		27,237,059

Home Builders—0.9%
Taylor Morrison Communities, Inc. 7.750%, 04/15/20 (144A) (a)	6,000,000	6,435,000
William Lyon Homes, Inc. 8.500%, 11/15/20	2,430,000	2,648,700

		9,083,700

Household Products—0.1%
Reynolds Group Issuer, Inc. 6.875%, 02/15/21 (b)	480,000	511,200
7.125%, 04/15/19	400,000	429,500

		940,700

Insurance—0.2%
American International Group, Inc. 6.250%, 03/15/87	620,000	686,712
ING U.S., Inc. 2.900%, 02/15/18 (144A)	300,000	304,289
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	700,000	934,068

		1,925,069

Internet—0.5%
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	2,250,000	2,491,875
CyrusOne, L.P. 6.375%, 11/15/22	2,940,000	3,079,650

		5,571,525

Iron & Steel—0.6%
ArcelorMittal 5.000%, 02/25/17 (a)	380,000	397,670
Cliffs Natural Resources, Inc. 3.950%, 01/15/18 (a) (b)	1,480,000	1,485,964
4.800%, 10/01/20 (a)	590,000	587,834
4.875%, 04/01/21 (a)	100,000	98,544
Steel Dynamics, Inc. 7.625%, 03/15/20 (a)	3,710,000	4,118,100

		6,688,112

MSF-219

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Leisure Time—0.4%
NCL Corp., Ltd. 9.500%, 11/15/18	$3,328,000	$3,760,640

Lodging—0.7%
Caesars Entertainment Operating Co., Inc. 10.750%, 02/01/16	1,570,000	1,428,700
11.250%, 06/01/17	4,635,000	4,930,481
CityCenter Holdings, LLC 7.625%, 01/15/16	380,000	408,025
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (a)	870,000	943,950

		7,711,156

Machinery—0.6%
Dematic S.A. 7.750%, 12/15/20 (144A)	5,670,000	5,896,800

Media—3.7%
CCO Holdings, LLC 6.500%, 04/30/21 (a)	3,550,000	3,754,125
7.000%, 01/15/19 (a)	90,000	96,975
Cengage Learning Acquisitions, Inc. 11.500%, 04/15/20 (a)	3,620,000	2,715,000
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	230,000	348,536
Comcast Cable Communications, LLC 8.875%, 05/01/17	420,000	541,782
Comcast Corp. 5.650%, 06/15/35	10,000	11,588
5.700%, 05/15/18	560,000	673,425
5.875%, 02/15/18	150,000	180,960
6.500%, 01/15/15	460,000	507,403
CSC Holdings, LLC 6.750%, 11/15/21 (a)	3,950,000	4,428,938
DISH DBS Corp. 6.625%, 10/01/14	90,000	95,738
6.750%, 06/01/21	1,875,000	2,081,250
7.125%, 02/01/16	2,345,000	2,605,881
7.750%, 05/31/15	50,000	55,500
7.875%, 09/01/19 (a)	3,985,000	4,722,225
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	4,260,000	4,462,350
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,400,000	1,403,874
News America, Inc. 6.200%, 12/15/34	10,000	11,829
6.650%, 11/15/37	70,000	86,475
Time Warner Cable, Inc. 4.125%, 02/15/21	10,000	10,733
5.500%, 09/01/41 (b)	330,000	339,126
5.875%, 11/15/40	10,000	10,662
6.750%, 06/15/39	260,000	306,830
8.250%, 04/01/19	860,000	1,119,482
8.750%, 02/14/19	170,000	224,827

Media—(Continued)
Time Warner, Inc. 6.250%, 03/29/41	$40,000	$47,286
7.625%, 04/15/31	110,000	148,834
UBM plc 5.750%, 11/03/20 (144A)	50,000	52,958
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 (144A)	4,000,000	4,110,000
Univision Communications, Inc. 6.875%, 05/15/19 (144A)	1,000,000	1,070,000
7.875%, 11/01/20 (144A)	2,700,000	2,970,000

		39,194,592

Mining—3.1%
Barrick Gold Corp. 3.850%, 04/01/22	280,000	286,224
6.950%, 04/01/19	380,000	469,185
Barrick North America Finance, LLC 4.400%, 05/30/21	510,000	544,588
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	590,000	623,265
FMG Resources August 2006 Pty, Ltd. 6.375%, 02/01/16 (a)	4,280,000	4,413,750
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18 (144A)	780,000	783,259
3.100%, 03/15/20 (144A)	930,000	933,106
3.550%, 03/01/22	695,000	690,836
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (a) (e)	4,050,000	2,551,500
Molycorp, Inc. 10.000%, 06/01/20 (a)	4,050,000	3,994,313
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,254
2.500%, 05/20/16	70,000	73,080
3.500%, 11/02/20 (a)	100,000	105,386
4.125%, 05/20/21	130,000	140,391
6.500%, 07/15/18	430,000	527,825
9.000%, 05/01/19	620,000	854,133
St. Barbara, Ltd. 8.875%, 04/15/18 (144A)	980,000	991,025
Thompson Creek Metals Co., Inc. 9.750%, 12/01/17 (a)	6,460,000	7,009,100
Vedanta Resources plc 6.750%, 06/07/16 (144A) (a)	2,960,000	3,108,000
8.250%, 06/07/21 (a)	1,120,000	1,276,800
8.750%, 01/15/14 (a)	780,000	811,200
Xstrata Finance Canada, Ltd. 1.800%, 10/23/15 (144A)	1,440,000	1,456,364
2.450%, 10/25/17 (144A)	720,000	729,802
5.800%, 11/15/16 (144A)	680,000	774,196

		33,157,582

Miscellaneous Manufacturing—0.3%
General Electric Co. 0.850%, 10/09/15	340,000	341,134

MSF-220

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Miscellaneous Manufacturing—(Continued)
Turlock Corp.
1.500%, 11/02/17 (144A)	$340,000	$340,976
2.750%, 11/02/22 (144A)	2,760,000	2,744,080

		3,426,190

Oil & Gas—8.2%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	106,021
Anadarko Petroleum Corp. 6.375%, 09/15/17	490,000	584,870
Apache Corp. 3.250%, 04/15/22 (a)	1,070,000	1,109,900
BP Capital Markets plc
3.245%, 05/06/22	800,000	826,502
3.561%, 11/01/21	100,000	106,166
5.250%, 11/07/13	900,000	925,125
Chesapeake Energy Corp.
5.750%, 03/15/23	4,000,000	4,055,000
6.625%, 08/15/20	760,000	830,300
9.500%, 02/15/15 (a)	1,020,000	1,152,600
Concho Resources, Inc.
5.500%, 10/01/22	220,000	228,800
6.500%, 01/15/22 (a)	2,800,000	3,052,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	615,000	830,831
Continental Resources, Inc. 7.125%, 04/01/21	3,690,000	4,178,925
Devon Energy Corp. 3.250%, 05/15/22 (a)	280,000	280,450
Devon Financing Corp., LLC 7.875%, 09/30/31	140,000	189,856
EXCO Resources, Inc. 7.500%, 09/15/18	3,000,000	2,838,750
Halcon Resources Corp. 8.875%, 05/15/21 (144A) (a)	4,240,000	4,568,600
Hercules Offshore, Inc.
7.125%, 04/01/17 (144A)	5,000,000	5,387,500
10.500%, 10/15/17 (144A)	795,000	862,575
Hess Corp.
7.875%, 10/01/29	150,000	193,487
8.125%, 02/15/19	90,000	116,237
Kerr-McGee Corp. 6.950%, 07/01/24	360,000	450,958
7.875%, 09/15/31	405,000	530,792
Kodiak Oil & Gas Corp. 8.125%, 12/01/19	3,250,000	3,672,500
Magnum Hunter Resources Corp. 9.750%, 05/15/20 (144A)	3,200,000	3,360,000
MEG Energy Corp.
6.375%, 01/30/23 (144A)	3,600,000	3,744,000
6.500%, 03/15/21 (144A)	930,000	990,450
Noble Energy, Inc.
4.150%, 12/15/21	20,000	21,989
8.250%, 03/01/19	40,000	52,167

Oil & Gas—(Continued)
Occidental Petroleum Corp.
2.700%, 02/15/23	$660,000	$660,611
3.125%, 02/15/22	440,000	462,630
Pacific Drilling V, Ltd. 7.250%, 12/01/17 (144A) (a)	1,760,000	1,856,800
Parker Drilling Co. 9.125%, 04/01/18	3,650,000	3,978,500
Petrobras International Finance Co.
3.875%, 01/27/16	750,000	784,864
5.375%, 01/27/21	6,020,000	6,495,538
5.750%, 01/20/20	513,000	565,005
6.125%, 10/06/16	586,000	655,148
Plains Exploration & Production Co. 8.625%, 10/15/19	205,000	232,675
QEP Resources, Inc. 6.875%, 03/01/21	2,130,000	2,422,875
Quicksilver Resources, Inc. 11.750%, 01/01/16 (a)	3,030,000	3,090,600
Range Resources Corp.
5.000%, 08/15/22	870,000	887,400
5.750%, 06/01/21 (a)	570,000	611,325
8.000%, 05/15/19	2,830,000	3,098,850
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (a)	1,860,000	2,073,351
Samson Investment Co. 9.750%, 02/15/20 (144A)	3,750,000	3,984,375
SandRidge Energy, Inc.
7.500%, 03/15/21 (a)	1,620,000	1,684,800
7.500%, 02/15/23 (a)	200,000	207,500
Sinopec Group Overseas Development 2012, Ltd. 2.750%, 05/17/17	690,000	719,419
Transocean, Inc. 5.050%, 12/15/16	290,000	322,218
6.375%, 12/15/21	430,000	500,639
Valero Energy Corp. 4.750%, 06/15/13	40,000	40,371
WPX Energy, Inc. 6.000%, 01/15/22	6,810,000	7,133,475

		87,716,320

Oil & Gas Services—1.2%
Baker Hughes, Inc. 3.200%, 08/15/21	480,000	507,840
Cie Generale de Geophysique-Veritas
6.500%, 06/01/21	2,840,000	2,982,000
7.750%, 05/15/17	555,000	571,650
Exterran Holdings, Inc. 7.250%, 12/01/18	2,750,000	2,956,250
Key Energy Services, Inc. 6.750%, 03/01/21 (a)	4,150,000	4,326,375
Schlumberger Norge AS 4.200%, 01/15/21	110,000	124,153

MSF-221

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Oil & Gas Services—(Continued)
SESI, LLC 7.125%, 12/15/21	$1,050,000	$1,174,688

		12,642,956

Paper & Forest Products—0.8%
Appleton Papers, Inc. 11.250%, 12/15/15	3,000,000	3,337,500
Fibria Overseas Finance, Ltd.
6.750%, 03/03/21 (a)	3,110,000	3,434,995
7.500%, 05/04/20 (a)	1,540,000	1,714,020

		8,486,515

Pharmaceuticals—0.5%
AbbVie, Inc.
1.750%, 11/06/17 (144A)	970,000	981,796
2.900%, 11/06/22	590,000	590,532
Express Scripts Holding Co. 3.500%, 11/15/16	1,860,000	2,003,819
GlaxoSmithKline Capital plc 2.850%, 05/08/22	590,000	601,921
Pfizer, Inc. 6.200%, 03/15/19	400,000	502,092
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	70,000	74,494
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	100,000	106,420
Watson Pharmaceuticals, Inc. 1.875%, 10/01/17	250,000	252,915
Wyeth, LLC 5.950%, 04/01/37	290,000	370,394
Zoetis, Inc. 3.250%, 02/01/23 (144A)	240,000	243,380

		5,727,763

Pipelines—2.5%
Access Midstream Partners, L.P. 4.875%, 05/15/23	3,400,000	3,357,500
Atlas Pipeline Partners, L.P. 5.875%, 08/01/23 (144A)	3,290,000	3,273,550
El Paso Natural Gas Co., LLC 8.375%, 06/15/32	190,000	270,627
El Paso, LLC 7.800%, 08/01/31	67,000	74,476
Enterprise Products Operating, LLC
3.350%, 03/15/23	2,640,000	2,688,531
4.850%, 03/15/44	280,000	285,844
5.250%, 01/31/20 (b)	10,000	11,709
5.700%, 02/15/42	330,000	374,431
5.950%, 02/01/41 (b)	160,000	185,359
6.125%, 10/15/39	60,000	70,548
9.750%, 01/31/14	1,010,000	1,085,165
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	810,000	941,632

Pipelines—(Continued)
MarkWest Energy Partners, L.P.
4.500%, 07/15/23 (a)	$2,070,000	$2,026,012
5.500%, 02/15/23	2,320,000	2,430,200
6.500%, 08/15/21	910,000	982,800
Regency Energy Partners, L.P. 6.500%, 07/15/21 (a)	4,580,000	5,038,000
Rockies Express Pipleline, LLC 6.000%, 01/15/19 (144A)	3,260,000	3,194,800
Southern Natural Gas Co., LLC
5.900%, 04/01/17 (144A)	10,000	11,655
8.000%, 03/01/32	25,000	35,339
The Williams Cos., Inc.
7.500%, 01/15/31	45,000	55,240
7.750%, 06/15/31	14,000	17,443
7.875%, 09/01/21	436,000	557,114
8.750%, 03/15/32 (a)	255,000	343,311

		27,311,286

Real Estate—0.0%
Country Garden Holdings Co., Ltd. 11.125%, 02/23/18	324,000	372,600

Retail—0.7%
CVS Caremark Corp. 2.750%, 12/01/22 (a)	530,000	522,495
CVS Pass-Through Trust 6.943%, 01/10/30	765,888	953,066
Dufry Finance SCA 5.500%, 10/15/20 (144A)	4,130,000	4,285,016
El Pollo Loco, Inc. 17.000%, 01/01/18 (144A) (b)	1,827,369	1,955,285
Limited Brands, Inc. 6.950%, 03/01/33 (a)	60,000	62,100

		7,777,962

Semiconductors—0.0%
National Semiconductor Corp. 6.600%, 06/15/17	110,000	133,475

Software—0.5%
First Data Corp. 6.750%, 11/01/20 (144A)	2,350,000	2,449,875
7.375%, 06/15/19 (144A)	2,210,000	2,350,887
9.875%, 09/24/15 (a)	1,000,000	1,030,000

		5,830,762

Telecommunications—3.3%
AT&T, Inc. 3.875%, 08/15/21	310,000	335,201
4.450%, 05/15/21	300,000	337,587
5.500%, 02/01/18	1,810,000	2,127,912
5.550%, 08/15/41	360,000	396,814
6.550%, 02/15/39	130,000	160,588

MSF-222

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount	Value

Telecommunications—(Continued)
Cricket Communications, Inc. 7.750%, 05/15/16	$95,000	$99,156
Deutsche Telekom International Finance BV 5.750%, 03/23/16	595,000	671,873
Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,500,000	1,715,625
Inmarsat Finance plc 7.375%, 12/01/17 (144A)	760,000	809,400
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (a)	3,330,000	3,658,837
7.500%, 04/01/21 (a)	2,673,000	2,973,713
Rogers Communications, Inc. 6.800%, 08/15/18	280,000	352,203
Sprint Capital Corp. 6.875%, 11/15/28	5,290,000	5,409,025
8.750%, 03/15/32	2,520,000	3,005,100
Sprint Nextel Corp. 6.000%, 11/15/22 (a)	3,160,000	3,246,900
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	140,000	147,404
5.462%, 02/16/21 (a)	90,000	96,859
5.877%, 07/15/19 (a)	140,000	154,014
6.221%, 07/03/17	40,000	44,755
UPC Holding BV 9.875%, 04/15/18 (144A)	395,000	440,919
UPCB Finance III, Ltd. 6.625%, 07/01/20 (144A) (a)	700,000	752,500
Verizon Communications, Inc. 2.450%, 11/01/22 (a)	390,000	368,847
3.500%, 11/01/21 (a)	640,000	665,066
6.100%, 04/15/18	260,000	313,775
6.350%, 04/01/19	570,000	699,472
8.750%, 11/01/18	110,000	147,931
Verizon Wireless Capital, LLC 8.500%, 11/15/18	760,000	1,011,408
Wind Acquisition Holdings Finance S.A. 12.250%, 07/15/17 (144A)	3,183,750	3,311,100
Windstream Corp. 7.500%, 04/01/23	2,000,000	2,120,000

		35,573,984

Transportation—1.3%
CMA CGM S.A. 8.500%, 04/15/17 (a)	1,500,000	1,387,500
Florida East Coast Railway Corp. 8.125%, 02/01/17	2,000,000	2,145,000
Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,080,000	2,163,200
Kansas City Southern de Mexico S.A. de C.V. 6.125%, 06/15/21	3,370,000	3,808,100
12.500%, 04/01/16	1,223,000	1,299,437
Navios Maritime Acquisition Corp. 8.625%, 11/01/17	986,000	980,454
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	262,650

Transportation—(Continued)
Watco Cos., LLC 6.375%, 04/01/23 (144A)	$1,280,000	$1,316,800

		13,363,141

Total Corporate Bonds & Notes (Identified Cost $558,632,784)		569,496,270

U.S. Treasury & Government Agencies—19.6%

Agency Sponsored Mortgage-Backed—13.3%
Fannie Mae 15 Yr. 2.500%, TBA	8,400,000	8,713,688
Fannie Mae 15 Yr. Pool 6.500%, 09/01/16	12,434	13,259
6.500%, 01/01/17	10,268	10,949
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	415,380	449,939
4.500%, 05/01/31	1,141,956	1,236,965
4.500%, 06/01/31	407,364	441,256
8.500%, 08/01/19	24,398	27,154
Fannie Mae 30 Yr. 2.500%, TBA	2,700,000	2,676,375
3.000%, TBA	2,500,000	2,571,484
3.500%, TBA	1,500,000	1,583,906
4.000%, TBA	8,800,000	9,381,625
4.500%, TBA	4,600,000	4,955,781
Fannie Mae 30 Yr. Pool 2.500%, 10/01/42	1,177,896	1,165,774
4.000%, 09/01/41	11,369,558	12,109,405
4.000%, 11/01/41	751,190	801,449
4.000%, 06/01/42	2,753,934	2,948,947
4.500%, 10/01/41	1,651,600	1,782,816
5.000%, 01/01/39	41,449	46,001
5.000%, 08/01/39	103,278	114,925
5.000%, 11/01/39	20,775	23,117
5.000%, 12/01/39	61,177	68,076
5.000%, 05/01/40	256,559	285,092
5.000%, 07/01/40	105,934	117,880
5.000%, 11/01/40	2,871,948	3,195,820
5.000%, 01/01/41	78,754	87,636
5.000%, 02/01/41	174,021	193,645
5.000%, 04/01/41	311,731	346,885
5.000%, 05/01/41	6,180,095	6,876,662
5.000%, 06/01/41	539,294	600,110
5.500%, 12/01/16	15,663	16,789
6.000%, 03/01/32	8,572	9,605
6.000%, 04/01/32	175,785	197,833
6.000%, 10/01/40	3,885,121	4,260,723
6.500%, 03/01/16	925	986
6.500%, 12/01/16	15,243	16,255
6.500%, 08/01/31	1,474	1,737
6.500%, 10/01/31	2,231	2,630
6.500%, 03/01/32	27,839	32,856
6.500%, 06/01/37	111,569	124,754
7.000%, 05/01/26	2,020	2,389

MSF-223

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 07/01/30	$315	$376
7.000%, 12/01/30	404	482
7.000%, 01/01/31	510	609
7.000%, 07/01/31	2,880	3,433
7.000%, 09/01/31	10,589	12,624
7.000%, 10/01/31	4,615	5,502
7.000%, 11/01/31	2,242	2,673
7.000%, 01/01/32	14,064	16,751
7.000%, 02/01/32	7,962	9,484
7.000%, 04/01/32	11,978	14,267
7.500%, 12/01/29	559	577
7.500%, 02/01/30	394	403
7.500%, 06/01/30	992	1,025
7.500%, 08/01/30	101	105
7.500%, 09/01/30	1,654	2,012
7.500%, 11/01/30	11,784	12,781
7.500%, 02/01/31	6,629	7,063
7.500%, 07/01/31	31,577	34,793
8.000%, 08/01/27	2,274	2,644
8.000%, 07/01/30	1,663	2,057
8.000%, 09/01/30	868	985
8.000%, 01/01/31	78,368	93,311
Fannie Mae Pool 3.500%, 08/01/42	1,474,799	1,561,075
3.500%, 12/01/42	795,235	844,738
4.000%, 10/01/42	396,988	433,164
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42	400,000	383,236
0.554%, 05/25/34 (b)	417,885	418,202
6.296%, 10/25/40 (b) (d)	1,534,275	199,086
6.326%, 12/25/40 (b) (d)	3,324,540	484,405
6.326%, 01/25/41 (b) (d)	4,089,867	569,026
6.346%, 10/25/41 (b) (d)	5,157,679	959,676
6.396%, 04/25/42 (b) (d)	3,020,569	547,721
6.476%, 07/25/41 (b) (d)	1,365,437	205,266
9.750%, 11/25/18	776,858	887,541
9.750%, 08/25/19	265,638	303,863
10.400%, 04/25/19	203	210
FHLMC Multifamily Structured Pass-Through Certificates 1.055%, 01/25/20 (b) (d)	212,918	12,397
1.226%, 04/25/20 (b) (d)	512,645	33,713
1.416%, 06/25/21 (b) (d)	14,307,489	1,203,474
1.454%, 12/25/21 (b) (d)	2,317,932	228,678
1.504%, 08/25/20 (b) (d)	301,437	24,415
1.515%, 06/25/22 (b) (d)	5,340,773	590,107
1.555%, 02/25/18 (b) (d)	15,452,559	1,014,909
1.581%, 10/25/21 (b) (d)	6,429,771	695,071
1.673%, 06/25/20 (b) (d)	759,144	70,088
1.674%, 07/25/21 (b) (d)	4,386,014	489,225
2.094%, 05/25/18 (b) (d)	6,639,371	617,574
Freddie Mac 15 Yr. Gold Pool 7.000%, 02/01/15	3,161	3,334
7.000%, 05/01/16	13,149	14,038
Freddie Mac 30 Yr. 3.500%, TBA	7,900,000	8,313,207

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 10/01/42	$197,628	$209,561
4.000%, 10/01/42	2,381,916	2,612,564
5.000%, 12/01/34	35,100	37,928
5.000%, 11/01/41	2,244,483	2,437,976
6.000%, 12/01/36	4,525	4,953
6.000%, 02/01/37	176,093	192,735
6.500%, 09/01/31	80,410	93,159
7.000%, 04/01/43	600,000	708,375
Freddie Mac ARM Non-Gold Pool 2.070%, 02/01/37 (b)	31,375	33,126
2.090%, 04/01/37 (b)	64,439	68,344
2.120%, 03/01/37 (b)	127,054	135,025
2.173%, 05/01/37 (b)	75,924	79,899
2.835%, 02/01/36 (b)	98,034	105,287
3.000%, 01/01/38 (b)	58,158	61,882
5.876%, 05/01/37 (b)	92,495	97,743
Freddie Mac REMICS (CMO) 0.553%, 04/15/33 (b)	195,044	195,156
11.565%, 06/15/21 (b) (d)	18	379
Ginnie Mae (CMO) 0.532%, 10/20/60 (b)	3,530,631	3,518,478
0.652%, 02/20/61 (b)	325,718	326,524
0.702%, 01/20/61 (b)	152,850	153,569
0.702%, 03/20/61 (b)	92,175	92,628
1.203%, 05/20/60 (b)	1,959,175	2,007,869
1.353%, 11/20/59 (b)	6,322,779	6,504,623
5.797%, 03/16/41 (b) (d)	138,253	16,454
6.297%, 03/20/39 (b) (d)	651,918	95,720
6.347%, 11/20/38 (b) (d)	3,653,117	472,896
6.427%, 11/20/38 (b) (d)	426,532	50,213
6.447%, 01/20/40 (b) (d)	2,461,528	390,159
6.497%, 12/16/36 (b) (d)	1,156,482	152,923
Ginnie Mae 30 Yr. 3.000%, TBA	7,900,000	8,257,969
3.500%, TBA	11,600,000	12,416,391
Ginnie Mae I 30 Yr. Pool 5.000%, 01/15/40	406,051	444,334
6.000%, 07/15/38	54,426	61,278
6.500%, 09/15/28	2,480	2,789
6.500%, 10/15/28	1,662	1,950
6.500%, 01/15/29	20,991	24,692
6.500%, 02/15/29	40,892	48,102
6.500%, 06/15/29	9,028	10,272
6.500%, 10/15/30	7,108	8,384
6.500%, 02/15/31	3,317	3,922
7.000%, 06/15/28	25,909	30,922
7.000%, 07/15/29	1,811	2,161
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/40	63,395	70,214
4.500%, 05/20/40	66,500	73,560
4.500%, 07/20/40	3,753,200	4,151,663
4.500%, 03/20/41	65,458	72,407
5.000%, 07/20/40	2,130,581	2,354,358
5.000%, 08/20/40	1,062,007	1,178,165

MSF-224

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 5.000%, 09/20/40	$114,605	$126,184
5.000%, 11/20/40	56,212	61,711
6.000%, 12/20/36	32,788	36,998
6.000%, 09/20/39	706,790	795,779
6.000%, 09/20/40	42,141	47,684
6.000%, 11/20/40	710,388	806,046
6.000%, 09/20/41	135,504	152,903
Ginnie Mae II ARM Pool
1.600%, 01/20/60 (b)	1,041,401	1,073,503
1.970%, 05/20/60 (b)	909,146	943,057

		142,938,120

Federal Agencies—1.7%
Farmer Mac Guaranteed Notes Trust 2007-1 5.125%, 04/19/17 (144A)	4,100,000	4,782,322
Federal Home Loan Bank
3.625%, 10/18/13	640,000	652,197
5.500%, 07/15/36	1,990,000	2,665,169
Federal National Mortgage Association
Zero Coupon, 10/09/19	1,670,000	1,479,977
6.250%, 05/15/29	1,890,000	2,684,063
7.000%, 11/01/31	57,001	67,960
Tennessee Valley Authority
3.875%, 02/15/21	150,000	173,974
4.625%, 09/15/60	1,260,000	1,432,698
5.250%, 09/15/39	750,000	956,946
5.980%, 04/01/36	2,490,000	3,435,540

		18,330,846

U.S. Treasury—4.6%
U.S. Treasury Bonds
2.750%, 08/15/42	43,390,000	40,257,762
2.750%, 11/15/42 (a)	3,522,600	3,265,010
3.125%, 02/15/42	4,550,000	4,572,750
U.S. Treasury Notes
0.250%, 06/30/14 (a)	10,000	10,007
0.375%, 11/15/15	270,000	270,422
1.625%, 08/15/22	890,000	878,527

		49,254,478

Total U.S. Treasury & Government Agencies (Identified Cost $207,270,000)		210,523,444

Foreign Government—13.4%

Regional Government—0.2%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,186,634

Sovereign—13.2%
Argentina Boden Bonds 7.000%, 10/03/15	6,920,000	5,847,400

Sovereign—(Continued)
Brazil Notas do Tesouro Nacional (Series F)
10.000%, 01/01/17 (BRL)	$17,863,000	$9,245,560
10.000%, 01/01/21 (BRL)	1,708,000	877,827
Japan Bank for International Cooperation 2.875%, 02/02/15	1,580,000	1,648,404
JPMorgan Chase Bank N.A., Credit-Linked Note (Indonesia Government) 7.000%, 05/17/22 (IDR)	103,646,000,000	11,760,288
Malaysia Government Bond
3.835%, 08/12/15 (MYR)	6,480,000	2,130,477
4.262%, 09/15/16 (MYR)	8,865,000	2,973,822
Mexican Bonos
6.500%, 06/09/22 (MXN)	520,529,700	46,913,227
8.000%, 06/11/20 (MXN)	137,954,000	13,319,230
Turkey Government Bond
9.000%, 03/05/14 (TRY)	14,130,000	8,004,891
9.000%, 03/08/17 (TRY)	17,700,000	10,638,783
10.000%, 12/04/13 (TRY)	12,400,000	7,024,816
Turkey Government International Bond 6.250%, 09/26/22	5,050,000	5,984,250
Venezuela Government International Bond 7.750%, 10/13/19	16,230,000	15,175,050

		141,544,025

Total Foreign Government (Identified Cost $140,483,369)		143,730,659

Mortgage-Backed Securities—8.5%

Collateralized-Mortgage Obligation—7.5%
American Home Mortgage Investment Trust
0.424%, 06/25/45 (b)	1,066,766	963,629
0.494%, 11/25/45 (b)	917,957	776,872
Banc of America Funding Corp. 0.373%, 05/20/36 (b)	684,742	644,653
Banc of America Mortgage 2005-H Trust 3.128%, 09/25/35 (b)	299,140	278,130
Banc of America Mortgage Securities, Inc. 5.289%, 12/25/34 (b)	22,727	22,294
Bear Stearns ARM Trust 2005-10 2.671%, 10/25/35 (b)	2,636,175	2,553,455
Bear Stearns Asset Backed Securities Trust 0.434%, 04/25/36 (b)	1,465,722	795,680
Citigroup Mortgage Loan Trust, Inc. 3.117%, 12/25/35 (b)	3,157,093	2,320,637
Countrywide Alternative Loan Trust
0.433%, 07/20/35 (b)	184,018	150,066
0.474%, 01/25/36 (b)	437,578	361,622

MSF-225

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Countrywide Alternative Loan Trust 5.500%, 10/25/33	$20,066	$21,188
Countrywide Home Loan Mortgage Pass-Through Trust
0.564%, 03/25/35 (144A) (b)	321,211	279,053
0.624%, 11/25/34 (144A) (b)	174,031	148,045
2.485%, 11/25/34 (b)	203,775	150,238
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 1.888%, 08/25/35 (b)	84,782	63,098
DSLA Mortgage Loan Trust
0.413%, 03/19/45 (b)	313,309	268,882
1.097%, 03/19/46 (b)	187,382	122,713
Greenpoint Mortgage Funding Trust 0.424%, 06/25/45 (b)	2,605,736	2,168,814
GSMPS Mortgage Loan Trust 0.604%, 04/25/36 (144A) (b)	1,405,465	1,176,682
GSR Mortgage Loan Trust 2.955%, 10/25/35 (b)	662,027	582,113
Harborview Mortgage Loan Trust
0.423%, 07/19/47 (b)	4,339,952	3,472,214
0.453%, 01/19/36 (b)	1,521,620	1,026,762
0.553%, 01/19/35 (b)	354,703	240,668
0.603%, 11/19/34 (b)	389,201	319,903
1.204%, 11/25/47 (b)	2,880,897	2,467,627
Impac Secured Assets CMN Owner Trust 0.524%, 03/25/36 (b)	1,532,579	1,056,028
Impac Secured Assets Trust 2006-2 0.554%, 08/25/36 (b)	267,057	258,766
IndyMac INDA Mortgage Loan Trust 3.237%, 11/25/37 (b)	1,782,356	1,633,727
IndyMac Index Mortgage Loan Trust
0.924%, 01/25/35 (b)	793,722	583,184
2.651%, 03/25/35 (b)	967,721	910,007
4.668%, 08/25/37 (b)	3,108,890	2,490,752
JPMorgan Mortgage Trust 6.500%, 01/25/36	183,422	176,457
Lehman Mortgage Trust 2007-1 6.426%, 02/25/37 (b) (d)	10,139,031	3,218,189
Lehman XS Trust 0.364%, 03/25/47 (b)	4,729,274	2,944,796
Luminent Mortgage Trust 0.394%, 05/25/46 (b)	1,878,850	1,218,907
MASTR Adjustable Rate Mortgages Trust 2007-R5 2.712%, 11/25/35 (144A) (b)	108,415	69,255
MASTR Seasoned Securities Trust 3.664%, 10/25/32 (b)	338,332	335,290
Merit Securities Corp. 1.711%, 09/28/32 (144A) (b)	88,129	87,095
Merrill Lynch Mortgage Investors, Inc. 5.031%, 05/25/34 (b)	318,423	320,648
Morgan Stanley Mortgage Loan Trust
0.524%, 01/25/35 (b)	2,258,826	2,130,665
2.812%, 03/25/36 (b)	259,946	196,791
Nomura Resecuritization Trust 2010-4R 2.641%, 08/26/34 (144A) (b)	3,321,513	2,305,728

Collateralized-Mortgage Obligation—(Continued)
NovaStar Mortgage-Backed Notes 0.394%, 09/25/46 (b)	$1,695,941	$1,223,523
Opteum Mortgage Acceptance Corp. 0.774%, 02/25/35	5,000,000	3,938,840
Prime Mortgage Trust (Class 1)
5.500%, 05/25/35 (144A)	1,111,375	1,108,852
6.000%, 05/25/35 (144A)	447,492	451,272
Prime Mortgage Trust (Class 2)
5.500%, 05/25/35 (144A)	4,805,914	4,585,981
6.000%, 05/25/35 (144A)	3,608,961	3,573,074
RALI Trust
0.384%, 12/25/36 (b)	3,769,055	2,699,032
0.414%, 04/25/46 (b)	2,396,430	1,208,016
0.464%, 04/25/46 (b)	1,243,421	634,270
0.534%, 04/25/46 (b)	1,740,362	902,425
RBSGC Mortgage Loan Trust 2007-B 0.654%, 01/25/37 (b)	1,835,342	1,086,702
Sequoia Mortgage Trust 2003-2 1.246%, 06/20/33 (b)	141,226	140,929
Structured Adjustable Rate Mortgage Loan Trust
0.524%, 10/25/35 (b)	151,494	123,801
2.583%, 01/25/35 (b)	1,230,679	1,190,720
3.030%, 09/25/35 (b)	1,542,378	1,340,958
Structured Asset Mortgage Investments, Inc.
0.414%, 05/25/46 (b)	346,921	222,256
0.424%, 09/25/47 (b)	4,700,000	2,826,387
2.611%, 08/25/35 (b)	166,234	157,176
WaMu Mortgage Pass-Through Certificates
0.474%, 12/25/45 (b)	1,336,819	1,238,913
0.484%, 11/25/45 (b)	2,180,861	1,944,100
0.494%, 07/25/45 (b)	38,750	36,116
0.494%, 10/25/45 (b)	1,249,491	1,158,347
0.984%, 07/25/47 (b)	367,401	110,196
2.212%, 07/25/47 (b)	4,298,283	3,102,526
2.446%, 10/25/34 (b)	1,762,123	1,766,745
2.492%, 09/25/36 (b)	1,963,756	1,678,322
2.675%, 09/25/36 (b)	968,787	808,224
Wells Fargo Mortgage-Backed Securities Trust 2.673%, 10/25/35 (b)	211,472	208,010
2.722%, 04/25/36 (b)	269,724	251,344
2.740%, 06/25/35 (b)	179,020	183,005

		81,211,385

Commercial Mortgage-Backed Securities—1.0%
Americold 2010 LLC Trust (144A) 4.954%, 01/14/29 (144A)	600,000	687,608
Banc of America Commercial Mortgage Trust 2006-1 5.421%, 09/10/45 (b)	359,000	396,486
Bear Stearns Commercial Mortgage Securities Trust 5.715%, 06/11/40	90,000	102,805
5.888%, 06/11/50	160,000	184,695

MSF-226

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
CD 2006-CD2 Commercial Mortgage Trust 5.349%, 01/15/46 (b)	$100,000	$109,006
CD 2007-CD4 Commercial Mortgage Trust 5.322%, 12/11/49	200,000	227,336
Commercial Mortgage Pass-Through Certificates 5.311%, 12/15/39	640,000	716,694
5.615%, 01/15/49	140,000	156,036
DBUBS Mortgage Trust 1.651%, 08/10/44 (144A) (b)	3,662,061	160,904
Extended Stay America Trust 2013-ESH 2.957%, 12/05/31(144A)	350,000	353,983
Greenwich Capital Commercial Funding Corp. 6.081%, 07/10/38 (b)	560,000	626,629
GS Mortgage Securities Corp. II 1.749%, 08/10/44(144A) (b)	1,393,048	117,348
JPMorgan Chase Commercial Mortgage Securities Corp. 5.336%, 05/15/47	880,000	990,836
5.440%, 05/15/45	487,000	543,381
5.593%, 05/12/45	130,000	145,665
5.883%, 02/12/51 (b)	30,000	35,240
LB-UBS Commercial Mortgage Trust 2007-C7 6.179%, 09/15/45	60,000	70,395
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.204%, 12/12/49 (b)	210,000	234,006
5.485%, 03/12/51 (b)	2,140,000	2,429,555
5.936%, 08/12/49 (b)	235,000	273,382
Morgan Stanley/BAML Trust 1.931%, 08/15/45 (144A) (b)	3,124,595	346,211
2.918%, 02/15/46	410,000	414,210
UBS-Barclays Commercial Mortgage Trust 3.317%, 12/10/45 (144A)	560,000	560,843
Wachovia Bank Commercial Mortgage Trust 5.383%, 12/15/43	160,000	175,850
5.500%, 04/15/47	70,000	80,054
WFRBS Commercial Mortgage Trust 2011-C2 1.145%, 02/15/44 (144A) (b)	4,508,904	212,374

		10,351,532

Total Mortgage-Backed Securities (Identified Cost $91,620,299)		91,562,917

Asset-Backed Securities—3.9%

Asset Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP, LLC 1.920%, 09/20/19 (144A)	570,000	573,771
2.100%, 03/20/19 (144A) (b)	1,100,000	1,122,476
2.802%, 05/20/18 (144A) (b)	675,000	709,466
3.150%, 03/20/17 (144A)	230,000	241,782

Asset Backed - Automobile—(Continued)
Hertz Vehicle Financing, LLC 1.830%, 08/25/19 (144A)	$790,000	$792,745
5.290%, 03/25/16 (144A)	580,000	626,197

		4,066,437

Asset Backed - Home Equity—0.8%
ABFC 2005-HE1 Trust 0.644%, 03/25/35 (b)	2,577,677	2,040,593
Accredited Mortgage Loan Trust 0.440%, 09/25/35 (b)	61,840	60,739
ACE Securities Corp. 0.544%, 01/25/36 (b)	631,910	76,840
Asset Backed Securities Corp. Home Equity 3.053%, 04/15/33 (b)	35,968	33,597
Bear Stearns Asset Backed Securities Trust 0.944%, 01/25/34 (b)	30,520	27,152
EMC Mortgage Loan Trust 0.654%, 05/25/43 (144A) (b)	1,195,287	1,027,758
0.904%, 01/25/41 (144A) (b)	326,663	294,574
Home Equity Mortgage Loan Asset-Backed Trust 0.464%, 06/25/36 (b)	2,371,839	494,101
Morgan Stanley Mortgage Loan Trust 0.504%, 03/25/36 (b)	1,073,573	451,923
Soundview Home Loan Trust 2006-EQ1 0.364%, 10/25/36 (b)	5,636,437	4,394,369
Structured Asset Securities Corp. 0.424%, 02/25/36 (144A) (b)	2,760,773	216,839
0.484%, 04/25/35 (b)	55,025	52,882

		9,171,367

Asset Backed - Manufactured Housing—0.6%
Greenpoint Manufactured Housing 2.255%, 03/13/32 (b)	675,000	566,212
2.963%, 03/18/29 (b)	600,000	528,290
3.601%, 06/19/29 (b)	375,000	334,522
3.700%, 02/20/32 (b)	425,000	362,393
3.702%, 02/20/30 (b)	350,000	308,397
Mid-State Trust 7.340%, 07/01/35	348,727	376,191
Origen Manufactured Housing Contract Trust 2.591%, 04/15/37 (b)	2,762,149	2,235,442
2.806%, 10/15/37 (b)	2,965,914	2,007,768

		6,719,215

Asset Backed - Other—1.2%
ACE Securities Corp. 0.464%, 02/25/31 (b)	395,217	344,333
Amortizing Residential Collateral Trust 1.204%, 10/25/34 (b)	1,128,501	1,111,571
2.004%, 08/25/32 (b)	92,308	15,671
Bear Stearns Asset Backed Securities Trust 6.000%, 10/25/36	2,751,362	2,137,013

MSF-227

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Other—(Continued)
Countrywide Asset-Backed Certificates 1.454%, 06/25/34 (b)	$374,646	$267,125
Countrywide Home Equity Loan Trust 0.343%, 07/15/36 (b)	881,888	590,259
0.503%, 12/15/33 (144A) (b)	413,200	301,949
First Horizon Asset Backed Trust 0.364%, 10/25/34 (b)	158,039	121,121
GSAMP Trust 0.294%, 05/25/36 (b)	757,264	114,381
0.404%, 01/25/36 (b)	110,890	15,671
0.854%, 06/25/34 (b)	670,000	603,788
GSRPM Mortgage Loan Trust 0.504%, 03/25/35 (144A) (b)	1,212,688	1,160,797
HSI Asset Securitization Corp. Trust 2005-OPT1 0.624%, 11/25/35 (b)	4,000,000	2,937,416
Indymac Residential Asset Backed Trust 0.374%, 04/25/36 (b)	303,666	161,239
Lehman XS Trust 0.414%, 09/25/46 (b)	476,333	311,038
Long Beach Mortgage Loan Trust 0.724%, 01/21/31 (b)	24,729	21,853
RAAC Series 0.454%, 02/25/37 (144A) (b)	900,844	865,616
SACO I, Inc. 0.464%, 06/25/36 (b)	679,526	379,462
0.544%, 03/25/36 (b)	198,196	157,960
Sail Net Interest Margin Notes 5.500%, 03/27/34 (144A) (c) (e)	35,690	0
7.750%, 04/27/33 (144A) (c) (e)	10,486	3
Structured Asset Securities Corp. 0.534%, 02/25/35 (b)	1,476,758	1,431,374

		13,049,640

Asset Backed - Student Loan—0.9%
Keycorp Student Loan Trust 0.561%, 10/25/32 (b)	1,155,487	1,151,647
Nelnet Student Loan Trust 1.107%, 03/22/32 (b)	6,650,000	5,755,582
Northstar Education Finance, Inc. 1.393%, 10/30/45 (b)	100,000	65,096
Pennsylvania Higher Education Assistance Agency 1.704%, 07/25/42 (b)	1,500,000	1,470,456
SLM Student Loan Trust 0.570%, 12/15/25 (144A) (b)	750,000	741,193

		9,183,974

Total Asset-Backed Securities (Identified Cost $45,917,202)		42,190,633

Municipal Bonds & Notes—0.8%
Security Description	Shares/Principal Amount	Value

Municipal Agency—0.8%
Pennsylvania Higher Education Assistance Agency 13.233%, 05/01/46 (b)	$3,350,000	$3,195,733
13.240%, 05/01/46 (b)	500,000	476,879
13.409%, 05/01/46 (b)	1,850,000	1,765,131
Student Loan Funding Corp. 0.175%, 09/01/47 (b)	1,950,000	1,853,333
Virginia Housing Development Authority 6.000%, 06/25/34	1,661,560	1,809,123

Total Municipal Bonds & Notes (Identified Cost $8,623,394)		9,100,199

Preferred Stock—0.7%

Diversified Financial Services—0.7%
Citigroup Capital XIII	35,900	1,026,381
GMAC Capital Trust I	244,339	6,646,021

Total Preferred Stock (Identified Cost $7,190,437)		7,672,402

Common Stock—0.5%

Marine—0.1%
Deep Ocean Group Holding AS (e) (f) (g)	44,744	887,212

Real Estate Management & Development—0.4%
Realogy Holdings Corp. (e) (g)	87,806	4,216,828

Total Common Stock (Identified Cost $3,358,982)		5,104,040

Options Purchased—0.4%

Call Options—0.2%
Markit CDX North America Investment Grade Index Series 19, exercise at 85.0 bps spread, expires 04/17/13 (Counterparty-JPMorgan Securities)	112,000,000	235,200
U.S. Treasury Bond 30 Year Futures @ 144, expires 05/24/13	749,000	1,568,219

		1,803,419

Put Options—0.2%
Markit iTraxx Europe Senior Financials Index, exercise at 150.0 bps spread, expires 06/19/13 (Counterparty-Banc of America Securities) (EUR)	475,000	1,595,263
Markit iTraxx Europe Senior Financials Index, exercise at 190.0 bps spread, expires 06/19/13 (Counterparty-CS First Boston) (EUR)	237,500	440,764

MSF-228

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Purchased —(Continued)

Security Description	Shares/Principal Amount	Value

Put Options—(Continued)
USD Currency, Strike Price EUR 0.667, expires 05/10/13 (Counterparty-JPMorgan Securities)	50,000	$0
USD Currency, Strike Price EUR 0.769, expires 05/10/13 (Counterparty-JPMorgan Securities)	50,000	31,800

		2,067,827

Total Options Purchased (Identified Cost $3,099,541)		3,871,246

Term Loans—0.1%

Retail—0.0%
El Pollo Loco, Inc. 9.250%, 07/14/17	$324,225	336,383

Software—0.1%
First Data Corp. 4.204%, 03/24/18	1,047,353	1,045,589

Total Term Loans (Identified Cost $1,359,186)		1,381,972

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp., expires 11/30/14, strike $25.00 (a) (e) (g)	3,141	86,346

Yankee—0.0%
Republic of Venezuela (Oil-Linked Payment Obligation), expires 04/15/20 (g)	4,550	138,775

Total Warrants (Identified Cost $24,795)		225,121

Short Term Investments—16.2%

Mutual Funds—12.1%
State Street Navigator Securities Lending Prime Portfolio (h)	130,218,765	130,218,765

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,076,001 on 04/01/13, collateralized by $1,055,000 U.S. Treasury Note at 2.375% due 10/31/14 with a value of $1,100,933.	1,076,000	1,076,000

Repurchase Agreement—(Continued)
Royal Bank of Scotland Repurchase Agreement dated 03/28/13 at 0.160% to be repurchased at $42,200,750 on 04/01/13, collateralized by $42,373,000 U.S. Treasury Note at 2.000% due 02/15/23 with a value of $42,909,442.	$42,200,000	$42,200,000

		43,276,000

Total Short Term Investments (Identified Cost $173,494,765)		173,494,765

Total Investments—117.1% (Identified Cost $1,241,074,754) (i)		1,258,353,668
Liabilities in excess of other assets		(183,897,196)

Net Assets—100.0%		$1,074,456,472

(a)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $127,509,794 and the collateral received consisted of cash in the amount of $130,218,765. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $7,741,889, which is 0.7% of net assets. See details below.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(g)	Non-Income Producing.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of March 28, 2013, the aggregate cost of investments was $1,241,074,754. The aggregate unrealized appreciation and depreciation of investments was $48,213,004 and $(30,934,090), respectively, resulting in net unrealized appreciation of $17,278,914.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $191,074,408, which is 17.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(CMO)—	Collateralized Mortgage Obligation.
(REMIC)—	Real Estate Mortgage Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

MSF-229

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Restricted Securities
Security Description	Acquisition Date	Shares/Principal Amount	Cost	Value
Deep Ocean Group Holding AS (Common Stock)	06/02/11	44,744	$988,220	$887,212
Midwest Vanadium Property Ltd (11.500% 02/15/18)	05/05/11 - 05/24/11	4,050,000	4,186,125	2,551,500
Realogy Holdings Corp. (Common Stock)	10/11/12	87,806	2,370,762	4,216,828
Sail Net Interest Margin Notes (5.500%, 03/27/34)	12/17/04	35,690	35,908	0
Sail Net Interest Margin Notes (7.750%, 04/27/33)	05/01/06 - 04/29/11	10,486	779	3
SemGroup Corp. Warrants (11/30/14 strike $25.00)	12/07/09	3,141	635	86,346

Forward Foreign Currency Exchange Contracts
Contracts to Buy	Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL 10,275,000	JPMorgan Chase Bank	05/15/13	$5,199,636	$(139,064)
BRL 11,380,000	JPMorgan Chase Bank	05/15/13	5,710,558	(105,760)
JPY 941,500,000	JPMorgan Chase Bank	04/25/13	10,621,616	(618,527)
RUB 795,500,000	Citibank	05/15/13	26,039,365	(634,154)
SEK 35,670,000	Citibank	05/16/13	5,612,373	(143,687)
SGD 10,799,000	Citibank	05/16/13	8,725,675	(18,292)

Contracts to Deliver
AUD 4,477,000	Goldman Sachs Capital	04/26/13	4,700,895	47,666
AUD 11,787,269	Citibank	05/16/13	12,079,004	(153,824)
CAD 5,400,000	Goldman Sachs Capital	04/25/13	5,434,236	121,210
EUR 6,338,000	JPMorgan Chase Bank	04/25/13	8,447,432	321,900
EUR 959,748	JPMorgan Chase Bank	05/16/13	1,301,478	70,863
EUR 5,003,199	UBS AG	05/16/13	6,780,526	365,291
EUR 8,069,483	Citibank	05/16/13	10,926,903	579,997
JPY 941,500,000	JPMorgan Chase Bank	04/25/13	10,137,708	134,630

Net Unrealized Depreciation				$(171,751)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/19/13	1,236	$162,172,767	$959,920
U.S. Treasury Ultra Long Bond Futures	06/19/13	317	50,206,694	(249,476)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/28/13	(162)	(35,708,021)	(5,386)
U.S. Treasury Note 5 Year Futures	06/28/13	(776)	(95,937,681)	(328,756)
U.S. Treasury Bond 30 Year Futures	06/19/13	(988)	(141,373,977)	(1,361,148)

Net Unrealized Depreciation				$(984,846)

MSF-230

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Written

Options Written—Call	Counterparty	Expiration Date	Contracts/ Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Index Series 19, exercise at 80.0 bps spread	JPMorgan Securities	04/17/13	(224,000,000)	$(117,600)	$(193,312)	$(75,712)
U.S. Treasury Bond 30 Year Futures @147	N/A	05/24/13	(1,498)	(1,165,444)	(1,287,344)	(121,900)

Options Written—Put
Markit iTraxx Europe Senior Financials Index, exercise at 180.0 bps spread	Banc of America Securities	06/19/13	(47,500,000)	(656,853)	(1,022,917)	(366,064)
Markit iTraxx Europe Senior Financials Index, exercise at 200.0 bps spread	Banc of America Securities	06/19/13	(47,500,000)	(465,657)	(755,010)	(289,353)
Markit iTraxx Europe Senior Financials Index, exercise at 230.0 bps spread	CS First Boston	06/19/13	(23,750,000)	(202,997)	(241,161)	(38,164)
Markit iTraxx Europe Senior Financials Index, exercise at 240.0 bps spread	CS First Boston	06/19/13	(23,750,000)	(173,998)	(208,237)	(34,239)
USD Currency, Strike Price EUR 0.690	JPMorgan Securities	05/10/13	(5,000,000)	(50,633)	(4)	50,628

Total Options Written				$(2,833,182)	$(3,707,985)	$(874,804)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira

MSF-231

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$569,496,270	$—	$569,496,270
Total U.S. Treasury & Government Agencies*	—	210,523,444	—	210,523,444
Total Foreign Government*	—	143,730,659	—	143,730,659
Total Mortgage-Backed Securities*	—	91,562,917	—	91,562,917
Total Asset-Backed Securities*	—	42,190,633	—	42,190,633
Total Municipal Bonds & Notes*	—	9,100,199	—	9,100,199
Total Preferred Stock*	7,672,402	—	—	7,672,402
Common Stock
Marine	—	—	887,212	887,212
Real Estate Management & Development	—	4,216,828	—	4,216,828
Total Common Stock	—	4,216,828	887,212	5,104,040
Total Term Loans*	—	1,381,972	—	1,381,972
Total Warrants*	—	225,121	—	225,121
Options Purchased
Call Options	1,568,219	235,200	—	1,803,419
Put Options	—	2,067,827	—	2,067,827
Total Options Purchased	1,568,219	2,303,027	—	3,871,246
Short Term Investments
Mutual Funds	130,218,765	—	—	130,218,765
Repurchase Agreement	—	43,276,000	—	43,276,000
Total Short Term Investments	130,218,765	43,276,000	—	173,494,765
Total Investments	$139,459,386	$1,118,007,070	$887,212	$1,258,353,668

Collateral for Securities Loaned (Liability)	$—	$(130,218,765)	$—	$(130,218,765)

Forward Foreign Currency Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,641,557	$—	$1,641,557
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,813,308)	—	(1,813,308)
Total Forward Foreign Currency Contracts (Net Unrealized Depreciation)	—	(171,751)	—	(171,751)
Futures Contracts	—	—	—	—
Futures Contracts (Unrealized Appreciation)	959,920	—	—	959,920
Futures Contracts (Unrealized Depreciation)	(1,944,766)	—	—	(1,944,766)
Total Futures Contracts (Net Unrealized Depreciation)	(984,846)	—	—	(984,846)
Options Written	—	—	—	—
Call Options Written	(1,287,344)	(193,312)	—	(1,480,656)
Put Options Written	—	(2,227,329)	—	(2,227,329)
Total Options Written	(1,287,344)	(2,420,641)	—	(3,707,985)

*	See Schedule of Investments for additional detailed categorizations.

MSF-232

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2012	$907,078
Transfers into Level 3	0
Transfers out of Level 3	0
Accrued discounts/premiums	0
Realized loss	0
Change in unrealized depreciation	(19,866)
Security purchases	0
Security sales	0
Balance as of March 28, 2013	$887,212

The change in unrealized depreciation on investments held at March 28, 2013 was $(19,866).

MSF-233

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—81.4% of Net Assets

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—16.5%
Fannie Mae 15 Yr. 2.500%, TBA	$36,800,000	$38,174,252
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	170,012	186,793
5.000%, 03/01/18	320,834	344,196
6.500%, 04/01/13	173	174
6.500%, 07/01/13	263	264
6.500%, 06/01/17	80,963	87,538
7.000%, 12/01/14	2,867	2,960
7.000%, 07/01/15	1,116	1,174
7.500%, 02/01/16	28,086	28,427
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	2,091,648	2,276,127
4.500%, 12/01/31	2,553,102	2,778,035
Fannie Mae 30 Yr. 2.500%, TBA	2,700,000	2,676,375
3.500%, TBA	5,200,000	5,490,875
4.000%, TBA	6,500,000	6,929,610
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	14,826,225	15,324,602
4.000%, 11/01/41	10,892,256	11,621,017
4.000%, 12/01/41	399,680	426,421
4.000%, 06/01/42	8,356,766	8,948,530
4.000%, 07/01/42	6,403,143	7,016,645
4.500%, 04/01/41	23,783,471	26,044,637
4.500%, 09/01/41	4,186,131	4,584,118
4.500%, 10/01/41	19,173,689	20,689,005
4.500%, 03/01/43	2,200,000	2,396,756
5.000%, 07/01/33	976,685	1,064,240
5.000%, 09/01/33	1,124,353	1,225,146
5.000%, 10/01/35	3,082,899	3,359,268
5.000%, 01/01/39	41,449	46,001
5.000%, 08/01/39	103,278	114,925
5.000%, 12/01/39	61,177	68,076
5.000%, 05/01/40	196,160	217,882
5.000%, 07/01/40	121,235	134,906
5.000%, 11/01/40	2,798,308	3,113,876
5.000%, 01/01/41	78,754	87,636
5.000%, 02/01/41	174,021	193,645
5.000%, 04/01/41	311,731	346,885
5.000%, 05/01/41	5,943,352	6,613,221
5.000%, 06/01/41	451,068	501,935
5.000%, 05/01/42	800,000	878,717
6.000%, 04/01/33	222,913	250,872
6.000%, 02/01/34	50,478	56,065
6.000%, 11/01/35	518,971	584,064
6.000%, 08/01/37	1,143,901	1,287,212
6.500%, 03/01/26	2,509	2,795
6.500%, 04/01/29	115,121	128,962
7.000%, 11/01/28	2,942	3,509
7.000%, 02/01/29	4,068	4,851
7.000%, 01/01/30	2,557	3,051
7.000%, 10/01/37	126,241	150,007
7.000%, 11/01/37	77,351	91,914
7.000%, 12/01/37	71,140	84,533
7.000%, 02/01/38	105,276	125,218

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 08/01/38	$118,905	$141,429
7.000%, 09/01/38	17,344	20,629
7.000%, 11/01/38	685,027	814,791
7.000%, 02/01/39	5,535,975	6,578,202
7.500%, 04/01/32	15,287	15,824
8.000%, 05/01/28	5,029	5,884
8.000%, 07/01/32	1,271	1,506
11.500%, 09/01/19	39	40
12.000%, 10/01/15	2,173	2,209
Fannie Mae ARM Pool 1.974%, 07/01/37 (a)	98,205	104,630
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (b)	5,703,413	567,034
4.000%, 04/25/42 (b)	8,690,708	1,126,110
4.500%, 11/25/39 (b)	7,243,832	817,055
Fannie Mae Pool 3.500%, 09/01/42	12,467,610	13,196,965
3.500%, 12/01/42	1,987,967	2,111,718
4.000%, 10/01/42	3,473,645	3,790,181
6.500%, 12/01/27	5,645	5,760
6.500%, 05/01/32	91,696	100,074
12.000%, 01/15/16	260	261
12.500%, 09/20/15	112	112
12.500%, 01/15/16	1,215	1,222
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42	1,500,000	1,437,223
3.000%, 12/25/27 (b)	15,351,279	2,013,966
5.500%, 07/25/41	6,714,832	8,074,331
5.500%, 04/25/42	5,700,000	6,584,680
5.896%, 07/25/40 (a) (b)	5,210,149	1,287,941
5.896%, 09/25/42 (a) (b)	2,538,683	621,498
5.946%, 03/25/42 (a) (b)	24,400,000	3,726,114
5.946%, 12/25/42 (a) (b)	1,777,933	526,296
6.000%, 05/25/42	6,951,499	7,646,267
6.296%, 10/25/40 (a) (b)	2,743,098	355,941
6.326%, 12/25/40 (a) (b)	4,638,892	675,914
6.326%, 01/25/41 (a )(b)	10,483,883	1,458,629
6.346%, 07/25/39 (a) (b)	3,211,727	709,065
6.346%, 10/25/41 (a) (b)	14,534,663	2,704,428
6.396%, 10/25/40 (a) (b)	8,842,699	2,125,069
6.396%, 04/25/42 (a) (b)	7,435,246	1,348,235
6.446%, 02/25/41 (a) (b)	1,885,122	447,681
6.446%, 03/25/42 (a) (b)	5,900,000	1,121,803
6.500%, 06/25/39	1,267,455	1,419,690
6.500%, 07/25/42	9,100,000	10,877,840
9.750%, 11/25/18	2,934,799	3,352,931
9.750%, 08/25/19	974,007	1,114,163
Fannie Mae Whole Loan 3.424%, 01/25/43 (a)	491,990	531,561
Freddie Mac 15 Yr. Gold Pool 6.500%, 08/01/13	343	345
Freddie Mac 30 Yr. Gold Pool 3.500%, 10/01/42	395,257	419,121
3.500%, 11/01/42	99,428	105,432
3.500%, 04/01/43	600,000	641,293

MSF-234

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	$74,301	$81,860
6.000%, 10/01/36	3,224,852	3,601,496
6.500%, 09/01/39	1,248,848	1,419,051
8.000%, 12/01/19	3,939	4,002
8.000%, 09/01/30	8,357	10,327
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	7,707	8,364
Freddie Mac ARM Non-Gold Pool 2.070%, 02/01/37 (a)	22,818	24,092
2.173%, 05/01/37 (a)	55,334	58,231
2.807%, 01/01/35 (a)	32,462	34,914
2.836%, 05/01/37 (a)	67,269	71,086
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	347,134
5.847%, 09/15/39 (a) (b)	4,474,870	982,071
5.947%, 10/15/42 (a) (b)	3,254,244	870,195
5.947%, 11/15/42 (a) (b)	2,864,613	846,693
6.000%, 05/15/36	2,107,391	2,362,575
6.397%, 11/15/41 (a) (b)	6,223,264	1,452,636
8.500%, 06/15/21	37,060	41,702
Ginnie Mae (CMO) Zero Coupon, 12/20/60 (a)	37,570,203	37,756,213
0.582%, 12/20/60 (a)	23,881,766	23,857,669
0.602%, 12/20/60 (a)	8,922,345	8,910,336
0.682%, 03/20/61 (a)	6,806,975	6,833,550
0.702%, 12/20/60 (a)	27,384,030	27,511,859
5.897%, 08/16/42 (a) (b)	3,219,498	775,642
6.297%, 03/20/39 (a) (b)	1,630,156	239,352
6.347%, 11/20/38 (a) (b)	5,089,224	658,800
6.427%, 11/20/38 (a) (b)	1,176,340	138,483
6.441%, 11/16/41 (a) (b)	2,419,828	595,537
6.447%, 01/20/40 (a) (b)	3,429,410	543,571
Ginnie Mae 30 Yr. 3.500%, TBA	4,000,000	4,276,875
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	1,460,750	1,607,784
6.000%, 03/15/33	1,821,448	2,078,699
6.500%, 06/15/31	11,991	13,673
6.500%, 08/15/34	330,574	376,386
7.500%, 01/15/29	12,336	13,560
7.500%, 09/15/29	4,812	5,597
7.500%, 02/15/30	4,266	4,923
7.500%, 09/15/30	15,266	15,893
8.500%, 05/15/18	11,158	11,203
8.500%, 06/15/25	59,841	67,128
9.000%, 12/15/16	5,787	5,987
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/40	2,409,005	2,668,133
4.500%, 05/20/40	3,458,017	3,825,142
4.500%, 07/20/40	5,694,511	6,299,075
4.500%, 09/20/40	66,003	73,010
4.500%, 11/20/40	631,907	698,994
4.500%, 12/20/40	1,570,738	1,737,498
4.500%, 01/20/41	485,100	536,601
4.500%, 07/20/41	3,552,116	3,913,672

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 5.000%, 07/20/40	$2,660,552	$2,953,282
6.000%, 11/20/34	4,143	4,701
6.000%, 06/20/35	7,124	8,083
6.000%, 07/20/36	520,272	587,078
6.000%, 09/20/36	25,192	28,427
6.000%, 07/20/38	1,592,988	1,793,555
6.000%, 09/20/38	4,563,252	5,223,035
6.000%, 06/20/39	12,535	14,113
6.000%, 05/20/40	318,720	358,848
6.000%, 06/20/40	844,981	953,481
6.000%, 08/20/40	440,787	497,387
6.000%, 09/20/40	1,084,140	1,226,739
6.000%, 10/20/40	693,795	785,050
6.000%, 11/20/40	863,984	980,325
6.000%, 01/20/41	946,502	1,070,996
6.000%, 03/20/41	3,718,320	4,207,395
6.000%, 07/20/41	775,478	877,477
6.000%, 12/20/41	713,619	803,469
6.500%, 10/20/37	1,130,485	1,301,924

		439,439,675

Federal Agencies—22.6%
Federal Farm Credit Bank 0.250%, 07/28/14	20,000,000	20,005,300
0.250%, 01/07/15	20,000,000	19,986,160
0.820%, 02/21/17	20,000,000	20,015,880
0.875%, 06/14/16	20,000,000	20,026,460
1.500%, 11/16/15	20,000,000	20,597,340
1.950%, 11/15/17	19,980,000	20,979,719
2.625%, 04/17/14	25,000,000	25,636,500
Federal Home Loan Bank 0.290%, 11/08/13	40,000,000	40,030,640
3.625%, 10/18/13	20,000,000	20,381,160
5.250%, 12/11/20	12,000,000	15,078,024
Federal Home Loan Bank of Chicago 5.625%, 06/13/16 (c)	10,410,000	12,051,470
Federal Home Loan Mortgage Corp. 0.625%, 12/29/14	10,000,000	10,059,180
2.375%, 01/13/22 (c)	26,000,000	27,060,774
5.000%, 12/14/18 (c)	13,241,000	15,862,109
6.750%, 03/15/31	5,000,000	7,515,300
Federal National Mortgage Association Zero Coupon, 10/09/19 (c)	33,000,000	29,245,062
0.500%, 10/22/15	30,000,000	30,025,770
5.125%, 01/02/14	37,250,000	38,612,307
6.625%, 11/15/30	6,000,000	8,933,424
Financing Corp. Fico Zero Coupon, 09/26/19	14,535,000	13,112,809
Zero Coupon, 12/27/18	16,254,000	15,067,214
Zero Coupon, 06/06/19	27,884,000	25,486,478
Government Trust Certificate Zero Coupon, 10/01/16	8,567,000	8,213,080
National Archives Facility Trust 8.500%, 09/01/19	3,304,635	4,135,036

MSF-235

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount	Value

Federal Agencies—(Continued)
New Valley Generation II 5.572%, 05/01/20	$11,129,644	$12,821,350
Overseas Private Investment Corp. Zero Coupon, 03/15/18	5,000,000	5,205,180
Zero Coupon, 11/18/13	5,000,000	5,081,050
2.310%, 11/15/30 (a)	10,000,000	9,931,760
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/20	38,159,000	33,617,125
Tennessee Valley Authority
3.875%, 02/15/21 (c)	35,000,000	40,593,805
4.500%, 04/01/18	20,000,000	23,439,220

		598,806,686

U.S. Treasury—42.3%
U.S. Treasury Bonds 8.000%, 11/15/21	12,800,000	19,504,000
U.S. Treasury Notes 0.250%, 11/30/14	45,000,000	45,017,595
0.250%, 07/15/15 (c)	270,000,000	269,789,130
0.250%, 10/15/15 (c)	180,000,000	179,704,620
0.500%, 10/15/14	17,000,000	17,071,723
0.750%, 06/30/17 (c)	217,000,000	218,254,477
1.375%, 01/31/20 (c)	101,000,000	102,152,006
1.500%, 07/31/16 (c)	44,000,000	45,553,728
2.375%, 02/28/15 (c)	216,000,000	224,749,728

		1,121,797,007

Total U.S. Treasury & Government Agencies (Identified Cost $2,128,623,616)		2,160,043,368

Corporate Bonds & Notes—10.7%

Banks—2.2%
ING Bank NV 2.625%, 12/05/22 (c)	11,000,000	10,942,151
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A)	13,000,000	12,955,982
National Bank of Canada 2.200%, 10/19/16 (c)	13,000,000	13,618,800
StadsHypotek AB 1.875%, 10/02/19 (c)	5,000,000	5,014,500
UBS AG 0.750%, 03/24/16 (144A) (c)	16,000,000	15,965,280

		58,496,713

Diversified Financial Services—8.1%
COP I, LLC 3.650%, 12/05/21	11,135,583	12,236,569
MSN 41079 & 41084, Ltd. 1.717%, 07/13/24	9,626,052	9,685,936
NCUA Guaranteed Notes 3.000%, 06/12/19	12,960,000	14,220,360
3.450%, 06/12/21	45,000,000	50,017,950
Postal Square, L.P. 6.500%, 06/15/22	10,244,160	12,554,329

Diversified Financial Services—(Continued)
Private Export Funding Corp. 2.250%, 12/15/17	$40,000,000	$42,429,280
3.050%, 10/15/14	20,000,000	20,832,280
3.550%, 04/15/13	25,000,000	25,037,975
4.950%, 11/15/15	25,000,000	27,887,975

		214,902,654

Oil, Gas & Consumable Fuels—0.4%
Petroelos Mexicanos 1.700%, 12/20/22	10,000,000	10,135,260

Total Corporate Bonds & Notes (Identified Cost $277,722,704)		283,534,627

Mortgage-Backed Securities—5.1%

Collateralized-Mortgage Obligation—4.3%
American Home Mortgage Assets, LLC 0.394%, 09/25/46 (a)	1,130,332	756,286
0.394%, 12/25/46 (a)	3,285,155	2,165,469
Banc of America Funding Corp. 2.501%, 06/20/35 (a)	475,321	294,895
Banc of America Mortgage 2005-F Trust 3.124%, 07/25/35 (a)	224,803	214,821
Citigroup Mortgage Loan Trust 2005-11 4.700%, 10/25/35 (a)	425,653	417,363
Countrywide Alternative Loan Trust 0.403%, 07/20/46 (a)	4,692,750	2,526,830
0.433%, 07/20/35 (a)	1,622,525	1,323,158
0.494%, 05/25/34 (a)	4,186,819	3,807,799
Countrywide Home Loan Mortgage Pass-Through Trust 0.564%, 03/25/35 (144A) (a)	183,549	159,459
0.624%, 07/25/36 (144A) (a)	1,509,219	1,308,312
Deutsche Mortgage Securities, Inc. 5.234%, 06/26/35 (144A) (a)	4,870,000	4,948,392
FDIC Structured Sale Guaranteed Notes 0.978%, 02/25/48 (144A) (a)	2,885,682	2,891,457
First Horizon Alternative Mortgage Securities 0.574%, 02/25/37 (a)	406,802	254,442
GMAC Mortgage Corp. Loan Trust 3.238%, 11/19/35 (a)	1,126,563	1,038,485
Greenpoint Mortgage Funding Trust 0.284%, 02/25/47 (a)	302,893	284,333
GSMPS Mortgage Loan Trust 0.554%, 01/25/35 (144A) (a)	570,186	488,777
0.554%, 09/25/35 (144A) (a)	740,542	636,731
0.604%, 06/25/34 (144A) (a)	977,609	852,763
3.486%, 06/25/34 (144A) (a)	5,776,988	5,221,485
GSR Mortgage Loan Trust 5.424%, 04/25/35 (a)	1,279,375	1,207,916
Harborview Mortgage Trust 0.353%, 01/25/47 (a)	536,431	401,549
0.383%, 11/19/46 (a)	196,967	132,207
0.403%, 09/19/46 (a)	460,375	346,429
Impac Secured Assets CMN Owner Trust 0.524%, 03/25/36 (a)	5,969,130	4,113,047

MSF-236

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Collateralized-Mortgage Obligation—(Continued)
JPMorgan Mortgage Trust 4.586%, 06/25/34 (a)	$444,662	$449,206
Luminent Mortgage Trust 0.394%, 05/25/46 (a)	3,692,911	2,395,783
MASTR Adjustable Rate Mortgages Trust 0.404%, 05/25/47 (a)	7,473,348	4,735,188
0.975%, 12/25/46 (a)	7,367,896	3,772,017
2.298%, 02/25/34 (a)	312,640	309,797
3.425%, 12/25/34 (a)	27,959	26,589
MASTR Reperforming Loan Trust 0.554%, 05/25/35 (144A)( a)	478,271	399,714
3.293%, 05/25/35 (144A) (a)	5,481,049	4,501,509
5.053%, 05/25/36 (144A) (a)	4,664,809	4,424,119
6.000%, 08/25/34 (144A)	120,297	124,017
7.000%, 08/25/34 (144A)	569,206	590,668
MASTR Seasoned Securities Trust 3.664%, 10/25/32 (a)	32,200	31,910
Merrill Lynch Mortgage Investors, Inc. 0.474%, 04/25/35 (a)	75,993	71,427
Morgan Stanley Mortgage Loan Trust 0.274%, 06/25/36 (a)	868,900	429,803
2.660%, 10/25/34 (a)	253,873	251,048
2.699%, 07/25/35 (a)	476,201	398,955
NCUA Guaranteed Notes Trust 2010-C1 2.900%, 10/29/20 (a)	30,000,000	31,971,270
NovaStar Mortgage-Backed Notes 0.394%, 09/25/46 (a)	3,333,401	2,404,855
Provident Funding Mortgage Loan Trust 2.905%, 05/25/35 (a)	1,335,489	1,324,374
2.980%, 10/25/35 (a)	214,224	211,484
RALI Trust 0.364%, 01/25/37 (a)	628,296	471,844
0.604%, 10/25/45 (a)	569,200	403,903
3.768%, 12/25/35 (a)	3,120,963	2,409,561
RFMSI Trust 4.750%, 12/25/18	707,564	723,770
SACO I, Inc. 9.093%, 06/25/21 (144A) (a)	2,395,824	2,545,335
Structured Adjustable Rate Mortgage Loan Trust 5.368%, 05/25/35 (a)	6,373,501	5,762,092
Structured Asset Mortgage Investments, Inc. 0.384%, 07/25/46 (a)	342,501	252,043
Structured Asset Securities Corp. 0.554%, 04/25/35 (144A) (a)	4,203,890	3,426,658
0.604%, 09/25/33 (144A) (a)	55,539	50,780
3.482%, 06/25/35 (144A) (a)	243,127	216,341
Thornburg Mortgage Securities Trust 6.104%, 09/25/37 (a)	137,572	140,685
6.146%, 09/25/37 (a)	143,103	141,595
WaMu Mortgage Pass-Through Certificates 0.464%, 11/25/45 (a)	111,839	101,862
0.474%, 12/25/45 (a)	2,842,902	2,648,624
0.494%, 12/25/45 (a)	236,010	217,479
0.524%, 08/25/45 (a)	272,067	254,594
0.604%, 08/25/45 (a)	559,041	487,993

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates 0.924%, 06/25/47 (a)	$305,434	$256,998
2.486%, 04/25/35 (a)	100,000	94,151

		115,222,446

Commercial Mortgage-Backed Securities—0.8%
Banc of America Commercial Mortgage Trust 6.194%, 02/10/51 (a)	80,000	95,855
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	20,482,992	21,427,278

		21,523,133

Total Mortgage-Backed Securities (Identified Cost $141,754,154)		136,745,579

Foreign Government—3.0%

Sovereign—3.0%
Egypt Government AID Bonds 4.450%, 09/15/15	20,000,000	21,949,080
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	19,529,648
Zero Coupon, 08/15/16	28,251,000	27,563,371
Zero Coupon, 09/15/16	10,000,000	9,744,940

Total Foreign Government (Identified Cost $77,424,107)		78,787,039

Asset-Backed Securities—1.0%

Asset Backed - Credit Card—0.0%
Compucredit Acquired Portfolio Voltage Master Trust 0.373%, 09/17/18 (144A) (a)	419,674	413,656

Asset Backed - Home Equity—0.1%
Bayview Financial Acquisition Trust 5.710%, 08/28/44 (a)	8,884	8,708
Bayview Financial Asset Trust 0.804%, 12/25/39 (144A) (a)	367,106	340,994
Bear Stearns Asset Backed Securities Trust 0.314%, 12/25/36 (a)	45,032	44,952
EMC Mortgage Loan Trust 0.654%, 12/25/42 (144A) (a)	104,128	87,826
Home Equity Mortgage Loan Asset-Backed Trust 0.464%, 06/25/36 (a)	4,702,066	979,534
Morgan Stanley Mortgage Loan Trust 0.294%, 12/25/36 (a)	299,821	158,458
0.504%, 03/25/36 (a)	2,110,127	888,262
Option One Mortgage Loan Trust 0.784%, 06/25/33 (a)	139,180	127,555
Structured Asset Securities Corp. 0.424%, 02/25/36 (144A) (a)	4,950,352	388,815

		3,025,104

MSF-237

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount	Value

Asset Backed - Other—0.4%
ACE Securities Corp. 0.464%, 02/25/31 (a)	$776,807	$676,793
Amortizing Residential Collateral Trust 0.882%, 01/01/32 (a)	74,548	57,667
Countrywide Home Equity Loan Trust 0.343%, 07/15/36 (a)	1,748,570	1,170,340
0.353%, 11/15/36 (a)	71,735	61,358
0.483%, 02/15/34 (a)	399,445	286,954
0.493%, 02/15/34 (a)	243,146	181,023
Fremont Home Loan Trust 0.304%, 08/25/36 (a)	192,011	74,460
GMAC Mortgage Corp. Loan Trust 0.384%, 12/25/36 (a)	813,882	594,727
0.414%, 11/25/36 (a)	4,428,577	3,430,672
GSAMP Trust 0.294%, 05/25/36 (a)	1,310,186	197,897
GSR Mortgage Loan Trust 0.744%, 11/25/30 (a)	28,785	3,078
Ownit Mortgage Loan Trust 3.811%, 12/25/36 (a)	1,417,287	663,456
RAAC Series 0.474%, 05/25/36 (144A) (a)	2,245,404	1,902,426
SACO I, Inc. 0.464%, 06/25/36 (a)	1,204,073	672,379
0.504%, 04/25/36 (a)	503,874	344,181
0.724%, 06/25/36 (a)	20,347	18,995
Soundview Home Loan Trust 5.645%, 10/25/36 (a)	476,705	422,482
WMC Mortgage Loan Pass-Through Certificates 0.833%, 07/20/29 (a)	33,815	31,572

		10,790,460

Asset Backed - Student Loan—0.5%
NCUA Guaranteed Notes Trust 2010-A1 0.553%, 12/07/20 (a)	12,407,850	12,443,585

Total Asset-Backed Securities (Identified Cost $36,803,803)		26,672,805

Short Term Investments—8.1%

Mutual Funds—7.5%
State Street Navigator Securities Lending Prime Portfolio (d)	200,236,898	200,236,898

Repurchase Agreement—0.6%
Barclays Capital Repurchase Agreement dated 03/28/13 at 0.110% to be repurchased at $13,900,170 on 04/01/13, collateralized by $13,900,000 U.S. Treasury Note at 1.000% due 08/31/16 with a value of $14,159,513.	13,900,000	13,900,000

Repurchase Agreement—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,205,001 on 04/01/13, collateralized by $940,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $1,234,042.	$1,076,000	$1,076,000

		14,976,000

Total Short Term Investments (Identified Cost $215,212,898)		215,212,898

Total Investments—109.3% (Identified Cost $2,877,541,282) (e)		2,900,996,316
Liabilities in excess of other assets		(246,413,371)

Net Assets—100.0%		$2,654,582,945

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 28, 2013.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The principal amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was on loan. As of March 28, 2013, the market value of securities loaned was $732,058,335 and the collateral received consisted of cash in the amount of $200,236,898 and non-cash collateral with a value of $546,851,064. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $2,877,541,282. The aggregate unrealized appreciation and depreciation of investments was $60,974,971 and $(37,519,937), respectively, resulting in net unrealized appreciation of $23,455,034.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $86,268,774, which is 3.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage.
(CMO)—	Collateralized Mortgage Obligation.
(REMIC)—	Real Estate Mortgage Investment Conduit.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

MSF-238

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts
Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ Depreciation
U.S. Treasury Note 5 Year Futures	06/28/13	775	$95,963,847	$178,536

Futures Contracts - Short
U.S. Treasury Note 10 Year Futures	06/19/13	(280)	(36,784,090)	(171,535)
U.S. Treasury Bond 30 Year Futures	06/19/13	(803)	(115,119,758)	(888,649)

Net Unrealized Depreciation				$(881,648)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,160,043,368	$—	$2,160,043,368
Total Corporate Bonds & Notes*	—	283,534,627	—	283,534,627
Total Mortgage-Backed Securities*	—	136,745,579	—	136,745,579
Total Foreign Government*	—	78,787,039	—	78,787,039
Total Asset-Backed Securities*	—	26,672,805	—	26,672,805
Short Term Investments
Mutual Funds	200,236,898	—	—	200,236,898
Repurchase Agreement	—	14,976,000	—	14,976,000
Total Short Term Investments	200,236,898	14,976,000	—	215,212,898
Total Investments	$200,236,898	$2,700,759,418	$—	$2,900,996,316

Collateral for Securities Loaned (Liability)	$—	$(200,236,898)	$—	$(200,236,898)

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$178,536	$—	$—	$178,536
Futures Contracts (Unrealized Depreciation)	(1,060,184)	—	—	(1,060,184)
Total Futures Contracts (Net Unrealized Depreciation)	(881,648)	—	—	(881,648)

*	See Schedule of Investments for additional detailed categorizations.

MSF-239

Metropolitan Series Fund

Zenith Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,013,303	$168,461,659
Jennison Growth Portfolio, (Class A) (a)	13,424,194	168,339,389
Pioneer Fund Portfolio, (Class A) (b)	10,421,015	168,716,226

Total Mutual Funds (Identified Cost $478,452,547)		505,517,274

Total Investments—100.0% (Identified Cost $478,452,547) (c)		505,517,274
Other assets less liabilities		(49,564)

Net Assets—100.0%		$505,467,710

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 28, 2013, the aggregate cost of investments was $478,452,547. The aggregate and net unrealized appreciation of investments was $27,064,727.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 28, 2013
FI Value Leaders	1,050,925	85	37,707	1,013,303
Jennison Growth	13,506,342	14,303	96,451	13,424,194
Pioneer Fund	10,877,270	2,999	459,254	10,421,015

Underlying Portfolio (Class A)	Net Realized Gain on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 28, 2013
FI Value Leaders	$1,400,478	$0	$0	$168,461,659
Jennison Growth	294,152	0	0	168,339,389
Pioneer Fund	714,963	0	0	168,716,226

	$2,409,593	$0	$0	$505,517,274

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$505,517,274	$—	$—	$505,517,274
Total Investments	$505,517,274	$—	$—	$505,517,274

MSF-240

Metropolitan Series Fund

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees of the Fund (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date. Equity securities traded over-the-counter are generally valued at the last reported sale price. If no sales occur on the valuation date, domestic equity securities are valued at the last reported bid price and foreign equity securities are valued at the mean between the last reported bid and asked price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are generally categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Fund’s custodian (“custodian”), the responsibility for calculating the net asset

MSF-241

Metropolitan Series Fund

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

values (“NAVs”) of the Fund’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next quarterly board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-242

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	May 24, 2013

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Chief Financial Officer and Treasurer
Date:	May 24, 2013

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.